UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50392-2080
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50392-2080

 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2016
Date of reporting period:	January 31, 2016

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
California Municipal Fund
January 31, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 99.14%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California - 97.59%			California (continued)
Abag Finance Authority for Nonprofit Corps			California Statewide Financing Authority
5.00%, 08/01/2043	$1,500	$1,714	6.00%, 05/01/2043	$2,050	$2,082
Alameda Community Improvement			6.00%, 05/01/2043	1,550	1,576
Commission Successor Agency (credit			Carson Redevelopment Agency Successor
support from BAM)			Agency (credit support from NATL)
5.00%, 09/01/2031(a)	1,000	1,176	5.50%, 10/01/2016(a)	1,000	1,033
Alameda Unified School District-Alameda			City of Alhambra CA (credit support from
County/CA			NATL)
5.00%, 08/01/2032	1,795	2,174	6.13%, 09/02/2018(a)	1,715	1,722
Alum Rock Union Elementary School			City of Bakersfield CA Wastewater
District			Revenue (credit support from AGM)
5.25%, 08/01/2043	1,000	1,168	5.00%, 09/15/2032(a)	2,000	2,145
Anaheim Public Financing Authority			City of Compton CA
5.25%, 10/01/2034	1,000	1,119	2.20%, 06/01/2016	1,000	1,000
Association of Bay Area Governments (credit			City of Compton CA Water Revenue
support from XLCA)			6.00%, 08/01/2039	1,250	1,336
5.25%, 09/01/2029(a)	130	130	City of Irvine CA
Baldwin Park Financing Authority			5.00%, 09/01/2049	1,000	1,111
4.63%, 08/01/2016	395	401	City of Long Beach CA Harbor Revenue
Bay Area Toll Authority			5.00%, 05/15/2036	1,000	1,198
5.13%, 04/01/2039	3,000	3,401	City of Los Angeles Department of Airports
California Educational Facilities Authority			5.00%, 05/15/2036	1,500	1,742
5.00%, 12/29/2015(b)	3,642	4,078	5.13%, 05/15/2033	1,230	1,353
5.00%, 10/01/2036	1,000	1,207	City of Riverside CA Sewer Revenue
5.00%, 01/01/2038(b)	1,379	1,477	5.00%, 08/01/2040	4,000	4,638
5.00%, 10/01/2038(b)	900	997	City of San Francisco CA Public Utilities
5.00%, 10/01/2045	1,000	1,173	Commission Water Revenue
5.25%, 10/01/2039(b)	6,500	7,254	5.00%, 11/01/2036	2,010	2,355
5.38%, 04/01/2034	1,000	1,139	City of Torrance CA
California Health Facilities Financing			6.00%, 06/01/2022	1,000	1,015
Authority			City of Turlock CA
5.00%, 11/15/2031	1,100	1,356	5.13%, 10/15/2031	1,000	1,077
5.00%, 02/01/2035	2,000	2,295	5.13%, 10/15/2037	1,000	1,077
5.00%, 11/15/2046(c)	6,000	6,974	City of Vernon CA Electric System Revenue
5.75%, 09/01/2039	2,000	2,286	5.13%, 08/01/2021	515	566
6.00%, 07/01/2039	2,000	2,299	5.13%, 08/01/2021	1,485	1,650
6.50%, 10/01/2038	15	17	Coachella Valley Unified School
6.50%, 10/01/2038	985	1,132	District/CA (credit support from AGM)
California Infrastructure & Economic			0.00%, 08/01/2039(a),(e)	7,800	3,082
Development Bank (credit support from			Dinuba Financing Authority
NATL ST INTERCEPT)			5.38%, 09/01/2038	1,000	1,016
5.00%, 08/15/2018(a)	500	502	Dinuba Redevelopment Agency (credit
California Pollution Control Financing			support from BAM)
Authority			5.00%, 09/01/2033(a)	2,000	2,317
4.30%, 07/01/2040	1,500	1,561	East Bay Municipal Utility District Water
5.00%, 07/01/2030(d)	2,000	2,231	System Revenue
5.00%, 07/01/2037(d)	4,000	4,386	5.00%, 06/01/2036	1,000	1,147
California School Finance Authority			El Monte Union High School District (credit
5.00%, 07/01/2035(d)	1,925	2,118	support from AGC)
California State Public Works Board			5.50%, 06/01/2034(a)	2,000	2,253
5.00%, 11/01/2037	1,375	1,590	Escondido Union High School District
5.00%, 10/01/2039	4,500	5,231	0.00%, 08/01/2041(e)	1,000	366
California State University			Fontana Redevelopment Agency (credit
5.25%, 11/01/2038	2,000	2,264	support from NATL)
California State University (credit support			5.20%, 09/01/2030(a)	1,000	1,002
from AGM)			Foothill-De Anza Community College
5.00%, 11/01/2039(a)	1,000	1,087	District
California Statewide Communities			5.00%, 08/01/2040	1,500	1,740
Development Authority			Golden State Tobacco Securitization Corp
5.00%, 10/01/2028	1,875	2,158	4.50%, 06/01/2027	5,565	5,579
5.00%, 03/01/2029	1,500	1,839	5.00%, 06/01/2045	5,500	6,274
5.00%, 02/01/2030	2,000	2,283	5.75%, 06/01/2047	5,800	5,539
5.25%, 12/01/2034	3,500	3,897	Indio Redevelopment Agency
7.25%, 11/15/2041(d)	1,500	1,750	5.63%, 08/15/2035	1,355	1,493
California Statewide Communities			Inland Valley Development Agency
Development Authority (credit support from			5.25%, 09/01/2037	1,000	1,147
CA MTG INS)			La Verne Public Financing Authority
6.25%, 08/15/2028(a)	2,250	2,561	7.25%, 09/01/2026	800	802
California Statewide Communities			Lancaster Redevelopment Agency Successor
Development Authority (credit support from			Agency
FHA INS)			6.88%, 08/01/2039	545	657
6.25%, 08/01/2024(a)	800	949	6.88%, 08/01/2039	455	523

See accompanying notes

Schedule of Investments
California Municipal Fund
January 31, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			California (continued)
Los Angeles County Public Works Financing			Riverside County Transportation
Authority			Commission
5.00%, 08/01/2042	$1,400	$1,612	5.00%, 06/01/2032	$1,500	$1,723
Los Angeles County Sanitation Districts			Rocklin Unified School District (credit
Financing Authority			support from NATL)
5.00%, 10/01/2035	4,500	5,388	0.00%, 08/01/2019(a),(e)	1,360	1,155
Los Angeles Department of Water			0.00%, 08/01/2020(a),(e)	1,415	1,139
5.38%, 07/01/2038	1,000	1,119	0.00%, 08/01/2023(a),(e)	1,225	839
Los Angeles Unified School District/CA			Salinas Valley Solid Waste Authority (credit
5.00%, 07/01/2029	2,000	2,266	support from AGM)
Los Angeles Unified School			5.50%, 08/01/2031(a)	1,500	1,782
District/CA (credit support from AGM)			San Bernardino County Redevelopment
5.00%, 07/01/2032(a)	1,000	1,057	Agency Successor Agency (credit support
Marin Healthcare District			from AGC)
5.00%, 08/01/2034	1,000	1,204	5.00%, 09/01/2018(a)	1,565	1,571
Merced Union High School District			San Diego Community College District
0.00%, 08/01/2032(e)	3,380	1,870	5.25%, 08/01/2033(b)	1,950	2,232
Morongo Band of Mission Indians/The			San Diego Public Facilities Financing
6.50%, 03/01/2028(d)	1,000	1,096	Authority Water Revenue
Needles Public Utility Authority			5.38%, 08/01/2034	2,000	2,284
6.50%, 02/01/2022	2,130	2,131	San Diego Redevelopment Agency Successor
Norco Community Redevelopment Agency			Agency
Successor Agency (credit support from BAM)			6.40%, 09/01/2019	1,000	1,004
5.00%, 03/01/2032(a)	1,000	1,157	San Francisco Bay Area Rapid Transit
Norco Financing Authority (credit support			District
from AGM)			5.00%, 07/01/2028	1,755	2,031
5.63%, 10/01/2034(a)	1,000	1,132	San Francisco City & County Airport Comm-
Northern Inyo County Local Hospital District			San Francisco International Airport
5.00%, 12/01/2029	1,010	1,053	5.00%, 05/01/2030(c)	325	403
Oakland Unified School District/Alameda			5.00%, 05/01/2031(c)	1,000	1,233
County			San Francisco City & County Redevelopment
5.00%, 08/01/2040	3,400	3,836	Agency
Ontario Redevelopment Financing			5.00%, 08/01/2044	1,500	1,621
Authority (credit support from AMBAC)			6.50%, 08/01/2039	1,000	1,147
5.50%, 08/01/2016(a)	1,055	1,060	San Joaquin Hills Transportation Corridor
Ontario Redevelopment Financing			Agency
Authority (credit support from NATL)			5.00%, 01/15/2034	2,500	2,788
5.25%, 08/01/2016(a)	1,060	1,064	San Luis Obispo County Financing
Palm Desert Financing Authority (credit			Authority (credit support from AGM)
support from NATL)			5.00%, 08/01/2030(a)	1,000	1,131
5.00%, 08/01/2022(a)	1,280	1,300	San Luis Obispo County Financing
Pittsburg Successor Agency Redevelopment			Authority (credit support from BAM)
Agency (credit support from AGM)			5.00%, 09/01/2037(a)	1,000	1,163
5.00%, 09/01/2028(a),(c)	1,000	1,219	Santa Clara County Financing Authority
5.00%, 09/01/2029(a),(c)	1,000	1,209	5.25%, 05/15/2036	2,000	2,176
Pittsburg Unified School District			Santa Margarita Water District
0.00%, 08/01/2036(e)	1,365	621	5.00%, 09/01/2038	465	509
5.00%, 08/01/2043	2,900	3,270	Semitropic Improvement District
Pittsburg Unified School District (credit			5.00%, 12/01/2038	2,000	2,255
support from AGM)			Southern California Public Power Authority
5.50%, 08/01/2031(a)	1,000	1,118	5.00%, 11/01/2029	2,270	2,733
Pomona Public Financing Authority (credit			5.25%, 07/01/2029	695	832
support from NATL)			5.25%, 07/01/2031	695	809
5.00%, 02/01/2021(a)	5,000	5,014	State of California
Pomona Unified School District (credit			2.45%, 12/01/2031	1,000	1,002
support from NATL)			5.00%, 02/01/2038	1,450	1,687
6.15%, 08/01/2030(a)	1,000	1,224	5.00%, 04/01/2043	3,380	3,908
Port Commission of the City & County of San			5.25%, 11/01/2040	1,500	1,757
Francisco			5.75%, 04/01/2031	675	774
4.00%, 03/01/2035	1,000	1,038	6.00%, 03/01/2033	2,000	2,396
Port of Los Angeles			6.00%, 04/01/2038	3,000	3,463
5.00%, 08/01/2032	1,740	2,045	State of California Department of Water
Poway Unified School District			Resources
0.00%, 08/01/2036(e)	4,000	1,879	5.00%, 12/01/2028	1,615	1,775
Richmond Joint Powers Financing Authority			5.00%, 12/01/2028	65	72
6.25%, 07/01/2024	1,000	1,161	Stockton East Water District (credit support
Ripon Unified School District (credit support			from NATL)
from BAM)			5.25%, 04/01/2022(a)	1,780	1,784
0.00%, 08/01/2033(a),(e)	1,110	499	Stockton Unified School District (credit
Riverside Community Properties Development			support from AGM)
Inc			5.00%, 08/01/2038(a)	1,500	1,726
6.00%, 10/15/2038	1,000	1,198

See accompanying notes

			Schedule of Investments
			California Municipal Fund
			January 31, 2016 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)		Value (000's)

California (continued)
Tobacco Securitization Authority of Southern
California
5.13%, 06/01/2046	$1,500		$1,373
Tulare County Transportation Authority
5.00%, 02/01/2029	1,000		1,201
Tustin Public Financing Authority
5.00%, 04/01/2041	1,000		1,132
University of California
5.00%, 05/15/2044	1,000		1,153
5.25%, 05/15/2039(b)	2,513		2,838
5.25%, 05/15/2039(b)	487		556
Walnut Energy Center Authority
5.00%, 01/01/2035	1,225		1,370
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700		1,952
Woodland-Davis Clean Water Agency (credit
support from AGM)
5.00%, 03/01/2039(a)	1,500		1,735
			$263,041

Virgin Islands - 1.55%
Virgin Islands Public Finance Authority
5.00%, 10/01/2030	3,700		4,178

TOTAL MUNICIPAL BONDS			$267,219
Total Investments			$267,219
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.99)%
Notes with interest rates of 0.02% and 0.03%	$(10,739	) $	(10,739)
at January 31, 2016 and contractual maturity
of collateral of 2017.(f)
Total Net Investments			$256,480
Other Assets in Excess of Liabilities, Net - 4.85%			$13,063
TOTAL NET ASSETS - 100.00%			$269,543

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Security purchased on a when-issued basis.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,581 or 4.30% of net assets.
(e)	Non-Income Producing Security
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2016.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	57.44%
Insured	18.90%
General Obligation Unlimited	13.96%
Prerefunded	5.86%
Tax Allocation	1.41%
Special Tax	1.20%
General Obligation Limited Notes	0.37%
Liability For Floating Rate Notes Issued	(3.99)%
Other Assets in Excess of Liabilities, Net	4.85%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 6.36%		Shares Held	Value (000	's)		Principal
					BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 6.36%
Goldman Sachs Financial Square Funds -		265,320,051	$265,320		Airlines (continued)
Government Fund					American Airlines 2013-1 Class B Pass
					Through Trust
TOTAL INVESTMENT COMPANIES			$265,320		5.63%, 01/15/2021(b)	$1,323	$1,333
PREFERRED STOCKS - 0.48%		Shares Held	Value (000	's)	American Airlines 2013-2 Class A Pass
					Through Trust
Banks- 0.41%					4.95%, 07/15/2024	1,672	1,768
Bank of America Corp 6.50%; Series Y (a)		35,000	912		American Airlines 2014-1 Class A Pass
CoBank ACB 6.20% (a)		35,000	3,524		Through Trust
Morgan Stanley (a)		145,000	3,769		3.70%, 04/01/2028	1,474	1,472
Royal Bank of Canada (a)		90,000	2,704		American Airlines 2015-1 Class A Pass
State Street Corp 5.90%; Series D (a)		225,000	6,052		Through Trust
			$16,961		3.38%, 11/01/2028	4,948	4,788
Diversified Financial Services - 0.01%					American Airlines 2015-1 Class B Pass
RBS Capital Funding Trust V (a)		15,000	369		Through Trust
					3.70%, 11/01/2024	259	250
					United Airlines 2014-1 Class A Pass Through
Electric - 0.03%					Trust
SCE Trust III (a)		50,000	1,331		4.00%, 10/11/2027	3,600	3,681
					United Airlines 2014-2 Class A Pass Through
Telecommunications - 0.03%					Trust
Verizon Communications Inc		50,000	1,326		3.75%, 03/03/2028	2,430	2,457
					US Airways 2001-1G Pass Through Trust
TOTAL PREFERRED STOCKS			$19,987		7.08%, 09/20/2022	203	217
					US Airways 2013-1 Class A Pass Through
		Principal			Trust
BONDS- 64.75%		Amount (000's)	Value (000	's)	3.95%, 05/15/2027	1,307	1,323
Advertising - 0.02%							$17,858
MDC Partners Inc
6.75%, 04/01/2020(b)		$885	$877		Apparel - 0.03%
					NIKE Inc
					3.88%, 11/01/2045	1,455	1,449
Aerospace & Defense - 0.45%
Air 2 US
8.03%, 10/01/2020(b)		202	212		Automobile Asset Backed Securities - 7.52%
8.63%, 10/01/2020(b)		223	229		Ally Auto Receivables Trust 2014-2
					0.68%, 07/17/2017(c)	1,358	1,358
BAE Systems Holdings Inc
2.85%, 12/15/2020(b)		2,095	2,112		Ally Auto Receivables Trust 2014-3
					0.81%, 09/15/2017(c)	4,877	4,875
3.85%, 12/15/2025(b)		3,825	3,862
					Ally Auto Receivables Trust 2014-SN2
Embraer Netherlands Finance BV					1.03%, 09/20/2017(c)	12,084	12,069
5.05%, 06/15/2025		1,100	987		1.21%, 02/20/2019(c)	7,300	7,284

Lockheed Martin Corp					AmeriCredit Automobile Receivables 2016-1
2.50%, 11/23/2020		2,720	2,742		1.17%, 06/10/2019 (c)	6,500	6,500
3.55%, 01/15/2026		4,480	4,596
4.70%, 05/15/2046		3,995	4,222		1.52%, 06/10/2019	2,900	2,903
					AmeriCredit Automobile Receivables Trust
			$18,962		2013-2
Agriculture - 0.83%					0.65%, 12/08/2017	19	19
Altria Group Inc					AmeriCredit Automobile Receivables Trust
2.85%, 08/09/2022		2,815	2,824		2014-2
4.50%, 05/02/2043		2,190	2,105		0.70%, 10/10/2017(c)	1,007	1,006
9.95%, 11/10/2038		915	1,478		2.18%, 06/08/2020	2,000	2,013
BAT International Finance PLC					Americredit Automobile Receivables Trust
2.75%, 06/15/2020(b)		485	494		2014-4
Imperial Tobacco Finance PLC					0.82%, 04/09/2018(c)	6,274	6,270
2.25%, 02/26/2021	EUR	500	570		AmeriCredit Automobile Receivables Trust
3.38%, 02/26/2026		150	181		2015-2
4.25%, 07/21/2025(b)		$4,210	4,320		2.40%, 01/08/2021(c)	7,850	7,839
4.88%, 06/07/2032	GBP	150	232		AmeriCredit Automobile Receivables Trust
5.50%, 09/28/2026		100	166		2015-3
Philip Morris International Inc					0.93%, 01/08/2019(c)	1,400	1,399
4.38%, 11/15/2041		$1,355	1,336		ARI Fleet Lease Trust 2012-B
Pinnacle Operating Corp					0.73%, 01/15/2021(b),(c)	903	903
9.00%, 11/15/2020(b)		1,785	1,669		BMW Vehicle Lease Trust 2015-1
Reynolds American Inc					1.24%, 12/20/2017	5,515	5,523
3.25%, 06/12/2020		2,895	2,970		Capital Auto Receivables Asset Trust 2013-2
3.25%, 11/01/2022		6,290	6,366		1.24%, 10/20/2017	2,260	2,260
4.45%, 06/12/2025		4,035	4,280		Capital Auto Receivables Asset Trust 2014-2
5.70%, 08/15/2035		2,595	2,843		1.26%, 05/21/2018(c)	5,500	5,504
5.85%, 08/15/2045		2,455	2,723		Capital Auto Receivables Asset Trust 2015-2
			$34,557		0.83%, 10/20/2017(c)	9,125	9,109
					CarMax Auto Owner Trust 2014-4
Airlines - 0.43%					1.25%, 11/15/2019	8,500	8,502
Air Canada					2.44%, 11/16/2020	2,000	2,016
6.75%, 10/01/2019(b)		555	569

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Automobile Asset Backed Securities (continued)				Automobile Asset Backed Securities (continued)
CarMax Auto Owner Trust 2015-1				Santander Drive Auto Receivables Trust 2015-
0.88%, 03/15/2018(c)		$3,288	$3,288	1
CarMax Auto Owner Trust 2015-2				0.91%, 07/16/2018(c)		$4,258	$4,257
0.71%, 06/15/2018(c)		8,541	8,539	SunTrust Auto Receivables Trust 2015-1
Chesapeake Funding LLC				0.99%, 06/15/2018(b),(c)		11,652	11,652
0.84%, 03/07/2026(b),(c)		15,483	15,440	Volkswagen Auto Lease Trust 2015-A
0.87%, 01/07/2025(b),(c)		1,899	1,898	0.75%, 06/20/2017(c)		7,743	7,725
1.67%, 04/07/2024(b),(c)		1,483	1,483	1.25%, 12/20/2017		14,540	14,444
Chrysler Capital Auto Receivables Trust 2014-				Volkswagen Auto Loan Enhanced Trust 2014-
B				1
0.69%, 09/15/2017(b),(c)		2,106	2,105	0.91%, 10/22/2018		2,265	2,254
Chrysler Capital Auto Receivables Trust 2015-				World Omni Auto Receivables Trust 2014-B
B				1.14%, 01/15/2020		9,700	9,689
1.46%, 12/17/2018(b)		7,350	7,354				$313,727
Drive Auto Receivables Trust 2015-A
1.01%, 11/15/2017(b),(c)		975	975	Automobile Floor Plan Asset Backed Securities - 1.34%
				Ally Master Owner Trust
Drive Auto Receivables Trust 2015-C				0.88%, 04/15/2018(c)		8,000	7,999
1.10%, 02/15/2018(b),(c)		2,734	2,733
Drive Auto Receivables Trust 2015-D				1.60%, 10/15/2019		8,000	8,009
1.30%, 06/15/2018(b),(c)		10,758	10,757	Ford Credit Floorplan Master Owner Trust A
				0.83%, 02/15/2019(c)		1,105	1,104
Drive Auto Receivables Trust 2016-A
1.62%, 03/15/2018(b),(c)		11,000	11,000	GE Dealer Floorplan Master Note Trust
				0.81%, 07/20/2019(c)		10,575	10,564
3.17%, 05/15/2020(b),(c)		1,000	1,001
				0.83%, 04/20/2018(c)		28,127	28,127
Enterprise Fleet Financing LLC
1.59%, 02/22/2021(b),(c)		3,500	3,490				$55,803
Ford Credit Auto Owner Trust 2016-A				Automobile Manufacturers - 2.24%
1.39%, 07/15/2020		1,620	1,621	American Honda Finance Corp
GM Financial Automobile Leasing Trust				2.45%, 09/24/2020		5,130	5,217
2014-1				Daimler AG
1.76%, 05/21/2018(b)		5,110	5,108	2.00%, 04/07/2020	EUR	500	572
1.99%, 05/21/2018(b)		2,000	2,003	Daimler Finance North America LLC
GM Financial Automobile Leasing Trust				1.45%, 08/01/2016(b)		$2,005	2,009
2014-2				1.65%, 03/02/2018(b)		2,830	2,802
1.22%, 01/22/2018(b),(c)		16,450	16,443	2.25%, 03/02/2020(b)		3,390	3,345
1.96%, 03/20/2018(b)		1,500	1,501	2.45%, 05/18/2020(b)		5,480	5,406
2.43%, 03/20/2018(b)		4,250	4,250	2.70%, 08/03/2020(b)		2,055	2,045
Hertz Fleet Lease Funding LP				Daimler International Finance BV
0.82%, 04/10/2028(b),(c)		4,660	4,649	3.50%, 06/06/2019	GBP	150	225
0.97%, 12/10/2027(b),(c)		10,067	10,046	Fiat Chrysler Automobiles NV
Honda Auto Receivables 2015-3 Owner				4.50%, 04/15/2020		$750	733
Trust				Ford Motor Co
0.92%, 11/20/2017		2,700	2,701	7.40%, 11/01/2046		1,130	1,410
Hyundai Auto Lease Securitization Trust				Ford Motor Credit Co LLC
2016	-A			2.60%, 11/04/2019		2,375	2,335
0.00%, 07/16/2018(b),(c),(d),(e)		20,000	20,000	4.39%, 01/08/2026		775	781
Mercedes Benz Auto Lease Trust 2015-B				8.00%, 12/15/2016		11,315	11,905
0.95%, 01/16/2018(c)		4,500	4,504	General Motors Co
MMCA Auto Owner Trust 2014-A				3.50%, 10/02/2018		12,870	12,924
1.21%, 12/16/2019(b),(c)		6,367	6,352	4.88%, 10/02/2023		4,620	4,655
1.92%, 12/16/2019(b)		330	330	6.25%, 10/02/2043		530	532
Nissan Auto Receivables 2013-C Owner				General Motors Financial Co Inc
Trust				2.63%, 07/10/2017		3,695	3,685
0.67%, 08/15/2018(c)		1,445	1,443	3.25%, 05/15/2018		4,655	4,668
Nissan Auto Receivables 2015-A Owner				3.45%, 04/10/2022		3,960	3,803
Trust				4.30%, 07/13/2025		110	105
1.05%, 10/15/2019(c)		6,500	6,486	General Motors Financial International BV
Santander Drive Auto Receivables Trust 2014-				0.85%, 02/23/2018	EUR	250	270
1				1.88%, 10/15/2019		500	550
2.36%, 04/15/2020		1,000	1,004	Hyundai Capital America
Santander Drive Auto Receivables Trust 2014-				2.40%, 10/30/2018(b)		$2,015	2,018
2				Jaguar Land Rover Automotive PLC
0.80%, 04/16/2018(c)		3,633	3,631	3.50%, 03/15/2020(b)		800	774
Santander Drive Auto Receivables Trust 2014-				4.13%, 12/15/2018(b)		540	544
4				5.63%, 02/01/2023(b)		3,065	3,019
0.75%, 01/16/2018(c)		1,923	1,922	Navistar International Corp
Santander Drive Auto Receivables Trust 2014-				8.25%, 11/01/2021		2,215	1,379
5				Nissan Motor Acceptance Corp
0.83%, 04/16/2018(c)		4,266	4,264	0.97%, 03/03/2017(b),(c)		3,000	2,993
1.77%, 09/16/2019		4,000	4,003	Toyota Motor Credit Corp
2.48%, 06/15/2020		4,000	4,030	1.01%, 01/17/2019(c)		1,320	1,308
				Volkswagen Group of America Finance LLC
				0.81%, 11/20/2017(b),(c)		10,000	9,627

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Automobile Manufacturers (continued)				Banks (continued)
Volkswagen International Finance NV				Cooperatieve Rabobank UA	(continued)
1.13%, 11/18/2016(b)		$1,625	$1,604	4.63%, 12/01/2023			$2,800	$2,901
			$93,243	4.63%, 05/23/2029		GBP	250	359
				5.25%, 09/14/2027			125	191
Automobile Parts & Equipment - 0.20%				5.25%, 08/04/2045			$7,490	7,858
Dana Holding Corp				5.50%, 01/22/2049(a),(c)		EUR	1,000	1,066
5.50%, 12/15/2024		1,590	1,428	5.75%, 12/01/2043			$465	519
6.00%, 09/15/2023		315	300	11.00%, 12/29/2049(a),(b),(c)			1,560	1,900
6.75%, 02/15/2021		415	419	Discover Bank/Greenwood DE
Gestamp Funding Luxembourg SA				2.60%, 11/13/2018			5,500	5,508
5.63%, 05/31/2020(b)		200	201
				Fifth Third Bank/Cincinnati OH
Lear Corp				2.88%, 10/01/2021			3,125	3,166
5.25%, 01/15/2025		1,905	1,979	First Horizon National Corp
Nemak SAB de CV				3.50%, 12/15/2020			4,600	4,593
5.50%, 02/28/2023(b)		1,500	1,493
				Goldman Sachs Group Inc/The
Schaeffler Holding Finance BV				2.60%, 04/23/2020			2,590	2,578
6.75%, PIK 7.50%, 11/15/2022(b),(f)		765	799
				3.85%, 07/08/2024			4,405	4,467
ZF North America Capital Inc				4.25%, 10/21/2025			4,470	4,455
4.00%, 04/29/2020(b)		1,070	1,068
4.50%, 04/29/2022(b)		195	188	4.25%, 01/29/2026		GBP	100	153
4.75%, 04/29/2025(b)		510	478	4.75%, 10/12/2021		EUR	500	629
				4.75%, 10/21/2045			$3,570	3,533
			$8,353	5.15%, 05/22/2045			5,000	4,873
Banks- 8.90%				5.38%, 03/15/2020			2,415	2,648
Abbey National Treasury Services PLC/United				5.38%, 12/29/2049(a),(c)			9,945	9,709
Kingdom				5.95%, 01/15/2027			1,725	1,941
1.01%, 09/29/2017(c)		7,000	6,956	6.75%, 10/01/2037			735	849
1.88%, 02/17/2020	GBP	100	141	Huntington National Bank/The
3.88%, 10/15/2029		100	150	1.04%, 04/24/2017(c)			12,100	12,044
Associated Banc-Corp				2.88%, 08/20/2020			2,000	2,020
2.75%, 11/15/2019		$1,965	1,973	ING Bank NV
4.25%, 01/15/2025		7,610	7,776	0.70%, 04/16/2020		EUR	250	274
5.13%, 03/28/2016		5,055	5,069	1.30%, 10/01/2019(b),(c)			$3,000	2,969
Banco Bilbao Vizcaya Argentaria SA				2.00%, 11/26/2018(b)			2,540	2,539
3.00%, 10/20/2020		4,485	4,487	2.70%, 08/17/2020(b)			7,105	7,207
Banco Santander SA				5.80%, 09/25/2023(b)			1,800	1,936
6.25%, 03/12/2049(a),(c)	EUR	100	100	Intesa Sanpaolo SpA
Bank of America Corp				3.93%, 09/15/2026		EUR	750	818
3.95%, 04/21/2025		$3,315	3,232	5.02%, 06/26/2024(b)			$10,415	9,989
4.20%, 08/26/2024		5,320	5,281	5.71%, 01/15/2026(b)			9,500	9,334
4.25%, 10/22/2026		2,906	2,865	7.70%, 12/29/2049(a),(b),(c)			2,610	2,519
4.75%, 04/21/2045		3,000	2,865	JPMorgan Chase & Co
6.10%, 12/29/2049(a),(c)		5,955	6,054	4.50%, 01/24/2022			1,225	1,321
6.25%, 09/29/2049(a),(c)		3,595	3,595	4.95%, 06/01/2045			3,540	3,541
Bank of New York Mellon Corp/The				5.00%, 12/29/2049(a),(c)			3,625	3,401
4.95%, 12/29/2049(a),(c)		16,715	16,491	Lloyds Banking Group PLC
Barclays PLC				5.30%, 12/01/2045(b)			2,000	2,029
8.25%, 12/29/2049(a),(c)		3,800	3,980	Morgan Stanley
BBVA Banco Continental SA				1.75%, 02/25/2016			8,610	8,616
5.00%, 08/26/2022(b)		975	996	2.38%, 07/23/2019			6,435	6,418
BBVA Bancomer SA/Texas				2.38%, 03/31/2021		EUR	500	577
6.75%, 09/30/2022(b)		3,000	3,229	4.00%, 07/23/2025			$3,290	3,355
BBVA Subordinated Capital SAU				4.30%, 01/27/2045			3,140	2,949
3.50%, 04/11/2024(c)	EUR	300	333	4.88%, 11/01/2022			3,270	3,478
BPCE SA				5.00%, 11/24/2025			11,920	12,570
2.65%, 02/03/2021(d)		$4,290	4,313	5.55%, 12/29/2049(a),(c)			2,700	2,671
2.75%, 11/30/2027(c)	EUR	300	323	Nordea Bank AB
4.63%, 07/11/2024(b)		$5,550	5,434	2.50%, 09/17/2020(b)			4,295	4,320
5.15%, 07/21/2024(b)		1,250	1,252	4.62%, 02/15/2022(c)		EUR	500	562
5.25%, 04/16/2029	GBP	200	292	4.88%, 05/13/2021(b)			$2,000	2,164
CIT Group Inc				5.50%, 09/29/2049(a),(b),(c)			1,340	1,286
3.88%, 02/19/2019		$3,795	3,765	PNC Bank NA
Citizens Bank NA/Providence RI				6.00%, 12/07/2017			7,400	7,905
2.30%, 12/03/2018		1,670	1,676	Popular Inc
Citizens Financial Group Inc				7.00%, 07/01/2019			900	838
4.30%, 12/03/2025		6,150	6,294	Royal Bank of Scotland Group PLC
City National Corp/CA				5.13%, 05/28/2024			410	412
5.25%, 09/15/2020		2,270	2,528	7.50%, 12/29/2049(a),(c)			910	926
Compass Bank				7.64%, 03/29/2049(a),(c)			390	401
1.85%, 09/29/2017		2,675	2,661	Santander Issuances SAU
2.75%, 09/29/2019		2,125	2,116	2.50%, 03/18/2025		EUR	100	102
Cooperatieve Rabobank UA				5.18%, 11/19/2025			$2,600	2,460
4.38%, 08/04/2025		4,500	4,580

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Banks (continued)				Biotechnology (continued)
Santander UK Group Holdings PLC				Gilead Sciences Inc (continued)
4.75%, 09/15/2025(b)		$5,635	$5,591	4.75%, 03/01/2046			$1,410	$1,438
Skandinaviska Enskilda Banken AB				4.80%, 04/01/2044			575	586
2.45%, 05/27/2020(b)		3,500	3,519					$13,803
2.63%, 11/17/2020(b)		12,400	12,537
3.00%, 12/18/2020	GBP	175	262	Building Materials - 0.51%
5.75%, 11/29/2049(a),(c)		$7,695	7,320	Boise Cascade Co
7.09%, 12/29/2049(a),(c)	EUR	500	593	6.38%, 11/01/2020			390	396
				Cemex SAB de CV
Svenska Handelsbanken AB				6.13%, 05/05/2025(b)			650	556
2.66%, 01/15/2024(c)		500	560
				7.25%, 01/15/2021(b)			2,210	2,102
5.25%, 12/29/2049(a),(c)		$2,500	2,368
UBS AG				CRH America Inc
4.75%, 02/12/2026(c)	EUR	250	285	8.13%, 07/15/2018			3,425	3,906
UBS AG/Jersey				CRH Finance LTD
7.25%, 02/22/2022(c)		$4,840	5,022	3.13%, 04/03/2023		EUR	250	302
				Crh Finance UK PLC
UBS AG/London				4.13%, 12/02/2029(c)		GBP	200	292
6.00%, 04/18/2018	EUR	250	306
UBS AG/Stamford CT				CRH Finland Services OYJ
2.35%, 03/26/2020		$3,575	3,585	2.75%, 10/15/2020		EUR	250	292
				Martin Marietta Materials Inc
UBS Group Funding Jersey Ltd				1.70%, 06/30/2017(c)			$9,280	9,221
2.95%, 09/24/2020(b)		4,290	4,270
UBS Preferred Funding Trust V				4.25%, 07/02/2024			2,830	2,826
6.24%, 05/29/2049(a)		2,459	2,461	Norbord Inc
				5.38%, 12/01/2020(b)			650	650
US Bancorp
2.35%, 01/29/2021		6,725	6,769	Vulcan Materials Co
Wells Fargo & Co				4.50%, 04/01/2025			915	908
2.60%, 07/22/2020		1,540	1,553					$21,451
3.90%, 05/01/2045		25	23	Chemicals - 0.63%
4.90%, 11/17/2045		3,745	3,762	A Schulman Inc
5.87%, 12/29/2049(a),(c)		2,865	3,020	6.88%, 06/01/2023(b)			665	599
5.90%, 12/29/2049(a),(c)		2,075	2,093	Agrium Inc
Westpac Banking Corp				3.38%, 03/15/2025			4,630	4,148
0.70%, 05/19/2017(c)		6,650	6,641	Aruba Investments Inc
			$371,194	8.75%, 02/15/2023(b)			1,000	946
Beverages - 1.09%				Axiall Corp
Anheuser-Busch Cos LLC				4.88%, 05/15/2023			1,570	1,478
5.60%, 03/01/2017		1,090	1,139	Blue Cube Spinco Inc
				9.75%, 10/15/2023(b)			365	392
Anheuser-Busch InBev Finance Inc
2.65%, 02/01/2021		10,495	10,559	CF Industries Inc
3.30%, 02/01/2023		3,755	3,811	4.95%, 06/01/2043			1,350	1,047
3.65%, 02/01/2026		5,105	5,174	5.15%, 03/15/2034			1,595	1,360
4.70%, 02/01/2036		7,035	7,127	Consolidated Energy Finance SA
				6.75%, 10/15/2019(b)			2,200	1,936
4.90%, 02/01/2046		7,005	7,254
				Cornerstone Chemical Co
Anheuser-Busch InBev Worldwide Inc				9.38%, 03/15/2018(b)			720	641
3.75%, 07/15/2042		2,210	1,896
Coca-Cola Icecek AS				Dow Chemical Co/The
4.75%, 10/01/2018(b)		2,050	2,108	4.38%, 11/15/2042			515	439
Constellation Brands Inc				Eagle Spinco Inc
3.75%, 05/01/2021		1,265	1,272	4.63%, 02/15/2021			1,900	1,841
3.88%, 11/15/2019		520	536	Mexichem SAB de CV
4.25%, 05/01/2023		1,855	1,899	5.88%, 09/17/2044			1,300	1,056
Corp Lindley SA				Monsanto Co
6.75%, 11/23/2021(b)		700	765	3.95%, 04/15/2045			2,780	2,122
6.75%, 11/23/2021		865	945	4.40%, 07/15/2044			802	648
				NOVA Chemicals Corp
Pernod Ricard SA				5.00%, 05/01/2025(b)			985	923
5.75%, 04/07/2021(b)		1,045	1,166
				5.25%, 08/01/2023(b)			2,105	2,060
			$45,651	Solvay Finance America LLC
Biotechnology - 0.33%				3.40%, 12/03/2020(b)			3,100	3,102
Celgene Corp				4.45%, 12/03/2025(b)			1,675	1,672
2.13%, 08/15/2018		815	817					$26,410
2.88%, 08/15/2020		3,375	3,403
3.88%, 08/15/2025		1,070	1,080	Commercial Mortgage Backed Securities - 5.94%
4.63%, 05/15/2044		665	624	Banc of America Commercial Mortgage Trust
5.00%, 08/15/2045		580	579	2007-3
				0.70%, 06/10/2049(b),(c)			1,000	978
5.25%, 08/15/2043		115	117
Genzyme Corp				Banc of America Commercial Mortgage Trust
5.00%, 06/15/2020		810	914	2008-1
				6.47%, 02/10/2051(c)			3,255	3,501
Gilead Sciences Inc
3.05%, 12/01/2016		840	854	Banc of America Commercial Mortgage Trust
3.65%, 03/01/2026		1,230	1,256	2015-UB	S7
4.60%, 09/01/2035		2,095	2,135	3.71%, 09/15/2048			2,000	2,077

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
BCRR Trust 2009-1				GE Commercial Mortgage Corp Series 2007-
5.86%, 07/17/2040(b)	$1,945	$2,024		C1 Trust
CD 2006-CD3 Mortgage Trust				5.61%, 12/10/2049(c)	$6,575	$6,693
5.62%, 10/15/2048	1,632	1,646		GS Mortgage Securities Trust 2011-GC5
CD 2007-CD4 Commercial Mortgage Trust				1.81%, 08/10/2044(b),(c)	142,718	6,150
5.37%, 12/11/2049	5,490	5,592		GS Mortgage Securities Trust 2012-GCJ7
CFCRE Commercial Mortgage Trust 2011-				2.70%, 05/10/2045(c)	18,822	1,673
C2				GS Mortgage Securities Trust 2013-GC16
5.76%, 12/15/2047(b),(c)	800	869		1.69%, 11/10/2046(c)	30,786	1,964
Citigroup Commercial Mortgage Trust 2012-				5.49%, 11/10/2046(c)	800	839
GC8				GS Mortgage Securities Trust 2013-GCJ12
4.29%, 09/10/2045(b)	800	828		3.78%, 06/10/2046(c)	780	781
Citigroup Commercial Mortgage Trust 2015-				GS Mortgage Securities Trust 2014-GC26
GC27				1.25%, 11/10/2047(c)	50,146	3,466
3.14%, 02/10/2048(c)	5,000	4,974		GS Mortgage Securities Trust 2015-GC34
3.57%, 02/10/2048(c)	6,500	6,407		3.51%, 10/10/2048(c)	1,482	1,513
Citigroup Commercial Mortgage Trust 2015-				JP Morgan Chase Commercial Mortgage
GC29				Securities Corp
3.19%, 04/10/2048(c)	3,000	3,003		2.01%, 12/15/2047(c)	21,497	1,637
4.29%, 04/10/2048(c)	2,000	1,854		3.35%, 12/15/2047(b),(c)	500	508
Citigroup Commercial Mortgage Trust 2015-				JP Morgan Chase Commercial Mortgage
GC35				Securities Trust 2005-CIBC12
3.82%, 11/10/2048	1,000	1,046		5.55%, 09/12/2037(c)	242	67
COMM 2010-RR1				JP Morgan Chase Commercial Mortgage
5.54%, 12/11/2049(b),(c)	900	925		Securities Trust 2006-CIBC17
COMM 2013-CCRE11 Mortgage Trust				5.43%, 12/12/2043	1,838	1,864
1.34%, 10/10/2046(c)	59,230	3,682		5.46%, 12/12/2043	5,000	5,024
4.72%, 10/10/2046	5,000	5,470		JP Morgan Chase Commercial Mortgage
COMM 2013-CCRE6 Mortgage Trust				Securities Trust 2006-LDP9
4.31%, 03/10/2046(b),(c)	500	435		5.34%, 05/15/2047	208	212
COMM 2013-LC6 Mortgage Trust				JP Morgan Chase Commercial Mortgage
4.43%, 01/10/2046(b),(c)	1,470	1,296		Securities Trust 2007-C1
COMM 2014-CCRE16 Mortgage Trust				6.16%, 02/15/2051(c)	10,000	10,508
4.05%, 04/10/2047	600	642		JP Morgan Chase Commercial Mortgage
COMM 2014-CCRE17 Mortgage Trust				Securities Trust 2010-C1
4.90%, 05/10/2047(c)	1,850	1,847		5.95%, 06/15/2043(b)	2,585	2,723
COMM 2014-LC17 Mortgage Trust				JP Morgan Chase Commercial Mortgage
4.49%, 10/10/2047	5,000	5,216		Securities Trust 2011-C5
COMM 2014-UBS5 Mortgage Trust				3.15%, 08/15/2046	1,757	1,769
1.25%, 09/10/2047(c)	71,308	4,206		5.50%, 08/15/2046(b),(c)	800	847
COMM 2015-CCRE22 Mortgage Trust				JP Morgan Chase Commercial Mortgage
4.26%, 03/10/2048(c)	1,750	1,642		Securities Trust 2013-C16
COMM 2015-PC1 Mortgage Trust				1.50%, 12/15/2046(c)	13,204	708
4.29%, 07/10/2050(c)	2,000	2,088		JPMBB Commercial Mortgage Securities
Commercial Mortgage Pass Through				Trust 2013-C15
Certificates				1.73%, 11/15/2045(c)	49,165	2,766
4.93%, 10/15/2045(b),(c)	5,290	5,199		JPMBB Commercial Mortgage Securities
Credit Suisse Commercial Mortgage Trust				Trust 2014-C18
Series 2006-C3				4.97%, 02/15/2047(c)	1,000	1,065
6.01%, 06/15/2038(c)	78	78		4.97%, 02/15/2047(c)	2,700	2,671
Credit Suisse Commercial Mortgage Trust				JPMBB Commercial Mortgage Securities
Series 2006-C5				Trust 2014-C19
0.92%, 12/15/2039(c)	13,221	39		1.42%, 04/15/2047(c)	47,234	2,220
Credit Suisse Commercial Mortgage Trust				JPMBB Commercial Mortgage Securities
Series 2007-C3				Trust 2014-C24
5.89%, 06/15/2039(c)	1,577	1,607		1.23%, 11/15/2047(c)	9,445	554
Credit Suisse First Boston Mortgage Securities				4.07%, 11/15/2047(b),(c)	1,000	747
Corp				4.57%, 11/15/2047(c)	4,350	4,195
0.57%, 11/15/2037(b),(c)	694	—		JPMBB Commercial Mortgage Securities
4.77%, 07/15/2037	35	35		Trust 2015-C28
CSMC Series 2009-RR1				3.99%, 10/15/2048(c)	7,000	6,647
5.38%, 02/15/2040(b)	3,165	3,221		JPMBB Commercial Mortgage Securities
CSMC Series 2009-RR3				Trust 2015-C31
5.34%, 12/15/2043(b),(c)	1,545	1,584		1.19%, 08/15/2048(c)	43,286	2,850
DBUBS 2011-LC2 Mortgage Trust			LB	-UBS Commercial Mortgage Trust 2005-
4.54%, 07/10/2044(b)	5,000	5,465		C3
5.64%, 07/10/2044(b),(c)	5,000	5,148		1.03%, 07/15/2040(b),(c)	2,597	73
FHLMC Multifamily Structured Pass Through			LB	-UBS Commercial Mortgage Trust 2007-
Certificates				C1
0.00%, 11/25/2025(c),(d),(e),(g)	3,000	3,090		0.60%, 02/15/2040(c)	9,890	38

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2007-				WFRBS Commercial Mortgage Trust 2013-
C2				C12
5.43%, 02/15/2040		$1,908	$1,951	1.58%, 03/15/2048(b),(c)	$57,399	$3,821
LB-UBS Commercial Mortgage Trust 2007-				WFRBS Commercial Mortgage Trust 2014-
C6				C22
6.11%, 07/15/2040		7,350	7,664	4.07%, 09/15/2057	5,000	5,177
ML-CFC Commercial Mortgage Trust 2006-				4.37%, 09/15/2057(c)	2,000	2,034
4				WFRBS Commercial Mortgage Trust 2014-
5.20%, 12/12/2049		2,000	2,046	C23
Morgan Stanley Bank of America Merrill				0.85%, 10/15/2057(c)	54,400	2,208
Lynch Trust 2013-C11						$247,671
0.84%, 08/15/2046(c)		28,921	607
Morgan Stanley Bank of America Merrill				Commercial Services - 0.12%
Lynch Trust 2013-C9				Ahern Rentals Inc
				7.38%, 05/15/2023(b)	760	555
3.46%, 05/15/2046		1,781	1,813
				ERAC USA Finance LLC
Morgan Stanley Bank of America Merrill				3.30%, 10/15/2022(b)	3,695	3,672
Lynch Trust 2014-C15
1.35%, 04/15/2047(c)		55,179	3,494	Jurassic Holdings III Inc
				6.88%, 02/15/2021(b)	385	231
4.05%, 04/15/2047		3,000	3,214
				TMS International Corp
Morgan Stanley Bank of America Merrill				7.63%, 10/15/2021(b)	925	714
Lynch Trust 2014-C16
1.39%, 06/15/2047(c)		25,658	1,675			$5,172
4.92%, 06/15/2047(c)		4,250	4,223	Computers - 0.84%
Morgan Stanley Bank of America Merrill				Apple Inc
Lynch Trust 2014-C18				0.58%, 05/03/2018(c)	5,473	5,459
4.59%, 10/15/2047(c)		3,250	3,394	0.64%, 05/06/2019(c)	3,980	3,958
Morgan Stanley Bank of America Merrill				2.85%, 05/06/2021	230	238
Lynch Trust 2015-C20				3.45%, 02/09/2045	2,035	1,698
3.61%, 02/15/2048(c)		2,000	2,023	Compiler Finance Sub Inc
4.16%, 02/15/2048(c)		1,975	1,908	7.00%, 05/01/2021(b)	515	216
Morgan Stanley Bank of America Merrill				Dell Inc
Lynch Trust 2015-C26				5.65%, 04/15/2018	365	376
3.89%, 10/15/2048		3,000	3,077	Hewlett Packard Enterprise Co
Morgan Stanley Bank of America Merrill				2.85%, 10/05/2018(b)	1,390	1,390
Lynch Trust 2015-C27				3.60%, 10/15/2020(b)	3,445	3,454
3.75%, 12/15/2047(c)		1,000	1,044	4.90%, 10/15/2025(b)	2,005	1,908
Morgan Stanley Capital I Trust 2007-IQ13				6.20%, 10/15/2035(b)	2,495	2,250
5.36%, 03/15/2044(c)		700	715	6.35%, 10/15/2045(b)	3,665	3,315
MSBAM Commercial Mortgage Securities				HP Inc
Trust 2012-CKSV				6.00%, 09/15/2041	2,180	1,767
1.27%, 10/15/2030(b),(c)		23,124	1,404	IHS Inc
UBS Commercial Mortgage Trust 2012-C1				5.00%, 11/01/2022	285	285
3.40%, 05/10/2045(c)		550	569	International Business Machines Corp
UBS-Barclays Commercial Mortgage Trust				0.73%, 02/12/2019(c)	5,550	5,531
2012	-C3			Seagate HDD Cayman
3.09%, 08/10/2049(c)		1,610	1,641	4.88%, 06/01/2027(b)	1,000	753
5.12%, 08/10/2049(b),(c)		1,500	1,551	5.75%, 12/01/2034(b)	3,300	2,242
UBS-Barclays Commercial Mortgage Trust						$34,840
2012	-C4
1.81%, 12/10/2045(b),(c)		19,923	1,713	Consumer Products - 0.03%
3.32%, 12/10/2045(b),(c)		2,300	2,347	Jarden Corp
UBS-Barclays Commercial Mortgage Trust				6.13%, 11/15/2022	110	114
2013	-C5			Spectrum Brands Inc
3.18%, 03/10/2046(c)		2,025	2,069	5.75%, 07/15/2025(b)	1,135	1,163
4.23%, 03/10/2046(b),(c)		1,090	951			$1,277
Wachovia Bank Commercial Mortgage Trust				Credit Card Asset Backed Securities - 0.74%
Series 2006-C27				BA Credit Card Trust
5.77%, 07/15/2045		807	806	0.72%, 01/15/2020(c)	1,115	1,115
Wachovia Bank Commercial Mortgage Trust				Barclays Dryrock Issuance Trust
Series 2006-C28				0.77%, 03/16/2020(c)	5,000	4,995
0.58%, 10/15/2048(b),(c)		18,478	18,281
				1.48%, 09/15/2020	2,250	2,253
Wachovia Bank Commercial Mortgage Trust				Cabela's Credit Card Master Note Trust
Series 2007-C30				0.78%, 03/16/2020(c)	5,832	5,820
0.63%, 12/15/2043(b),(c)		1,350	1,273
				Chase Issuance Trust
5.25%, 12/15/2043		833	832	0.68%, 04/15/2019(c)	7,183	7,150
Wachovia Bank Commercial Mortgage Trust				0.89%, 04/15/2019(c)	2,150	2,142
Series 2007-C34
5.68%, 05/15/2046(c)		241	250	Citibank Credit Card Issuance Trust
				0.63%, 08/24/2018(c)	6,625	6,623
Wells Fargo Commercial Mortgage Trust
2015-NX	S3			World Financial Network Credit Card Master
4.64%, 09/15/2057(c)		1,400	1,410	Trust
				1.26%, 03/15/2021	785	785
						$30,883

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Distribution & Wholesale - 0.08%				Diversified Financial Services (continued)
American Builders & Contractors Supply Co				Visa Inc (continued)
Inc				4.15%, 12/14/2035		$1,595	$1,648
5.75%, 12/15/2023(b)		$570	$581	4.30%, 12/14/2045		6,730	6,946
Global Partners LP / GLP Finance Corp							$98,408
7.00%, 06/15/2023		975	702
HD Supply Inc				Electric - 3.32%
5.25%, 12/15/2021(b)		405	417	Alabama Power Co
7.50%, 07/15/2020		725	754	3.75%, 03/01/2045		1,835	1,717
WW Grainger Inc				3.85%, 12/01/2042		850	807
4.60%, 06/15/2045		980	1,044	4.15%, 08/15/2044		3,335	3,311
			$3,498	CMS Energy Corp
				4.70%, 03/31/2043		910	919
Diversified Financial Services - 2.36%				4.88%, 03/01/2044		1,835	1,904
AerCap Ireland Capital Ltd / AerCap Global				Commonwealth Edison Co
Aviation Trust				3.70%, 03/01/2045		3,680	3,437
4.63%, 10/30/2020		605	596	3.80%, 10/01/2042		2,170	2,060
Aircastle Ltd				4.35%, 11/15/2045		1,660	1,730
4.63%, 12/15/2018		380	383	4.60%, 08/15/2043		1,380	1,459
5.13%, 03/15/2021		2,340	2,311	Consolidated Edison Co of New York Inc
5.50%, 02/15/2022		530	527	3.30%, 12/01/2024		3,000	3,069
7.63%, 04/15/2020		240	263	4.50%, 12/01/2045		2,900	3,003
Ally Financial Inc				4.63%, 12/01/2054		1,940	1,961
3.25%, 11/05/2018		830	813	Dominion Resources Inc/VA
4.75%, 09/10/2018		220	222	3.90%, 10/01/2025		4,530	4,581
5.75%, 11/20/2025		775	773	DTE Energy Co
Blackstone Holdings Finance Co LLC				6.38%, 04/15/2033		4,795	5,985
2.00%, 05/19/2025	EUR	250	278	Duke Energy Corp
Countrywide Financial Corp				3.75%, 04/15/2024		1,500	1,528
6.25%, 05/15/2016		$4,530	4,595	Dynegy Inc
Credit Acceptance Corp				6.75%, 11/01/2019		715	690
6.13%, 02/15/2021		3,010	2,882	7.38%, 11/01/2022		1,385	1,226
7.38%, 03/15/2023(b)		1,275	1,234	Edison International
Denali Borrower LLC / Denali Finance Corp				3.75%, 09/15/2017		1,420	1,467
5.63%, 10/15/2020(b)		1,420	1,495	Electricite de France SA
Fly Leasing Ltd				2.15%, 01/22/2019(b)		1,805	1,811
6.38%, 10/15/2021		2,050	1,983	2.35%, 10/13/2020(b)		16,390	16,467
GE Capital International Funding Co				3.63%, 10/13/2025(b)		3,205	3,184
0.96%, 04/15/2016(b)		4,671	4,673	4.25%, 12/29/2049(a),(c)	EUR	500	521
2.34%, 11/15/2020(b)		19,706	19,778	4.63%, 09/11/2024		250	335
4.42%, 11/15/2035(b)		1,714	1,759	4.88%, 01/22/2044(b)		$1,140	1,120
Icahn Enterprises LP / Icahn Enterprises				4.95%, 10/13/2045(b)		1,515	1,502
Finance Corp				5.50%, 10/17/2041	GBP	100	155
3.50%, 03/15/2017		395	392	5.63%, 12/29/2049(a),(b),(c)		$4,365	3,946
4.88%, 03/15/2019		940	865	6.00%, 12/29/2049(a),(c)	GBP	100	127
6.00%, 08/01/2020		1,025	962	6.25%, 05/30/2028		50	87
ILFC E-Capital Trust II				Elwood Energy LLC
4.74%, 12/21/2065(b),(c)		155	139	8.16%, 07/05/2026		$630	680
Intercontinental Exchange Inc				Eskom Holdings SOC Ltd
2.75%, 12/01/2020		3,620	3,678	7.13%, 02/11/2025(b)		875	754
3.75%, 12/01/2025		2,900	2,973	Exelon Corp
International Lease Finance Corp				2.85%, 06/15/2020		4,560	4,565
2.46%, 06/15/2016(c)		30	30	5.10%, 06/15/2045(b)		1,480	1,489
6.25%, 05/15/2019		2,405	2,519	Florida Power & Light Co
MasterCard Inc				4.05%, 06/01/2042		1,035	1,064
1.10%, 12/01/2022	EUR	250	273	4.13%, 02/01/2042		755	774
National Rural Utilities Cooperative Finance				Indiantown Cogeneration LP
Corp				9.77%, 12/15/2020		656	738
0.61%, 05/12/2017(c)		$4,200	4,200	Kentucky Utilities Co
4.75%, 04/30/2043(c)		855	823	3.30%, 10/01/2025		3,950	4,073
Navient Corp				Lamar Funding Ltd
6.13%, 03/25/2024		1,025	842	3.96%, 05/07/2025(b)		900	763
OneMain Financial Holdings Inc				Louisville Gas & Electric Co
7.25%, 12/15/2021(b)		1,225	1,213	3.30%, 10/01/2025		5,470	5,659
Peachtree Corners Funding Trust				MidAmerican Energy Co
3.98%, 02/15/2025(b)		10,340	10,375	4.25%, 05/01/2046		2,900	2,979
Springleaf Finance Corp				Miran Mid-Atlantic Series C Pass Through
5.25%, 12/15/2019		2,000	1,830	Trust
6.90%, 12/15/2017		135	138	10.06%, 12/30/2028		2,197	2,109
SUAM Finance BV				Mirant Mid-Atlantic Series B Pass Through
4.88%, 04/17/2024(b)		625	611	Trust
Visa Inc				9.13%, 06/30/2017		307	307
2.20%, 12/14/2020		8,720	8,791	Northern States Power Co/MN
3.15%, 12/14/2025		4,520	4,595	3.40%, 08/15/2042		265	241

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)				Entertainment (continued)
NRG Energy Inc				Lions Gate Entertainment Corp
6.25%, 05/01/2024		$835	$666	5.25%, 08/01/2018	$265	$277
8.25%, 09/01/2020		820	744	Peninsula Gaming LLC / Peninsula Gaming
Oncor Electric Delivery Co LLC				Corp
2.15%, 06/01/2019		4,630	4,569	8.38%, 02/15/2018(b)	1,200	1,218
5.25%, 09/30/2040		950	1,017	Regal Entertainment Group
Pacific Gas & Electric Co				5.75%, 03/15/2022	1,785	1,796
3.50%, 06/15/2025		3,320	3,431	WMG Acquisition Corp
4.45%, 04/15/2042		645	659	6.00%, 01/15/2021(b)	126	128
PacifiCorp				WMG Holdings Corp
3.85%, 06/15/2021		1,137	1,217	13.75%, 10/01/2019	755	802
4.10%, 02/01/2042		1,675	1,659			$12,775
Perusahaan Listrik Negara PT
5.50%, 11/22/2021(b)		1,875	1,905	Environmental Control - 0.03%
PPL Electric Utilities Corp				Republic Services Inc
3.00%, 09/15/2021		465	484	3.80%, 05/15/2018	1,215	1,268
4.75%, 07/15/2043		1,435	1,599
PPL WEM Ltd / Western Power Distribution				Food- 0.88%
Ltd				BI-LO LLC / BI-LO Finance Corp
3.90%, 05/01/2016(b)		2,470	2,481	9.25%, 02/15/2019(b)	1,110	1,055
5.38%, 05/01/2021(b)		5,140	5,675	Cencosud SA
Public Service Electric & Gas Co				5.50%, 01/20/2021(b)	350	354
3.65%, 09/01/2042		365	347	5.50%, 01/20/2021	2,100	2,122
4.15%, 11/01/2045		1,600	1,644	Gruma SAB de CV
Puget Energy Inc				4.88%, 12/01/2024(b)	1,375	1,425
6.00%, 09/01/2021		2,935	3,355	Grupo Bimbo SAB de CV
Southern California Edison Co				4.88%, 06/27/2044(b)	2,150	1,825
3.60%, 02/01/2045		3,660	3,409	Ingles Markets Inc
3.90%, 12/01/2041		390	381	5.75%, 06/15/2023	1,305	1,308
4.05%, 03/15/2042		1,610	1,612	JBS USA LLC / JBS USA Finance Inc
Virginia Electric & Power Co				5.75%, 06/15/2025(b)	915	700
4.00%, 01/15/2043		245	240	JM Smucker Co/The
4.45%, 02/15/2044		1,560	1,643	2.50%, 03/15/2020	2,000	2,010
4.65%, 08/15/2043		1,620	1,747	3.50%, 03/15/2025	2,910	2,940
Western Power Distribution West Midlands				4.38%, 03/15/2045	4,910	4,778
PLC				Kraft Heinz Foods Co
5.75%, 04/16/2032	GBP	100	178	2.80%, 07/02/2020(b)	6,475	6,520
Wisconsin Electric Power Co				5.00%, 07/15/2035(b)	1,155	1,184
4.30%, 12/15/2045		$1,495	1,578	5.20%, 07/15/2045(b)	1,575	1,656
			$138,544	Post Holdings Inc
				7.38%, 02/15/2022	685	722
Electronics - 0.23%				7.75%, 03/15/2024(b)	475	506
Keysight Technologies Inc				Smithfield Foods Inc
3.30%, 10/30/2019		4,300	4,262	5.25%, 08/01/2018(b)	855	872
4.55%, 10/30/2024		1,245	1,214	5.88%, 08/01/2021(b)	1,425	1,446
Sanmina Corp
4.38%, 06/01/2019(b)		210	211	TreeHouse Foods Inc
				6.00%, 02/15/2024(b)	820	844
Tyco Electronics Group SA				Wm Wrigley Jr Co
1.10%, 03/01/2023	EUR	500	535	2.40%, 10/21/2018 (b)	1,650	1,664
2.38%, 12/17/2018		$150	150	3.38%, 10/21/2020(b)	2,745	2,827
3.50%, 02/03/2022		2,935	3,030
7.13%, 10/01/2037		105	138			$36,758
			$9,540	Forest Products & Paper - 0.11%
				Domtar Corp
Engineering & Construction - 0.07%				6.25%, 09/01/2042	2,155	2,024
Aguila 3 SA
7.88%, 01/31/2018(b)		390	396	Klabin Finance SA
				5.25%, 07/16/2024(b)	800	708
SBA Tower Trust
2.90%, 10/15/2044(b)		2,700	2,707	Resolute Forest Products Inc
				5.88%, 05/15/2023	955	612
			$3,103	Sappi Papier Holding GmbH
Entertainment - 0.31%				7.50%, 06/15/2032(b)	630	567
Carmike Cinemas Inc				Tembec Industries Inc
6.00%, 06/15/2023(b)		720	746	9.00%, 12/15/2019(b)	805	509
CCM Merger Inc				Verso Paper Holdings LLC / Verso Paper Inc
9.13%, 05/01/2019(b)		2,640	2,719	11.75%, 01/15/2019	835	146
Cinemark USA Inc						$4,566
4.88%, 06/01/2023		2,555	2,510
DreamWorks Animation SKG Inc				Gas- 0.14%
6.88%, 08/15/2020(b)		1,435	1,421	Dominion Gas Holdings LLC
Eldorado Resorts Inc				2.80%, 11/15/2020	3,645	3,705
7.00%, 08/01/2023 (b)		1,175	1,158	4.80%, 11/01/2043	75	73
				Nakilat Inc
				6.07%, 12/31/2033	350	368

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Gas (continued)				Healthcare - Services (continued)
Talent Yield Investments Ltd				Tenet Healthcare Corp
4.50%, 04/25/2022(b)		$1,500	$1,591	6.00%, 10/01/2020		$155	$164
			$5,737	UnitedHealth Group Inc
				1.90%, 07/16/2018		2,425	2,439
Healthcare - Products - 1.07%				4.63%, 07/15/2035		4,780	5,086
ConvaTec Finance International SA				4.75%, 07/15/2045		3,380	3,621
8.25%, PIK 9.00%, 01/15/2019(b),(f)		1,850	1,647
				WellCare Health Plans Inc
ConvaTec Healthcare E SA				5.75%, 11/15/2020		1,180	1,201
10.50%, 12/15/2018(b)		400	408
DJO Finco Inc / DJO Finance LLC / DJO							$44,866
Finance Corp				Holding Companies - Diversified - 0.06%
8.13%, 06/15/2021(b)		1,720	1,445	Alfa SAB de CV
Hill-Rom Holdings Inc				5.25%, 03/25/2024(b)		1,323	1,340
5.75%, 09/01/2023(b),(c)		740	754	Argos Merger Sub Inc
Kinetic Concepts Inc / KCI USA Inc				7.13%, 03/15/2023(b)		1,115	1,123
10.50%, 11/01/2018		1,325	1,285				$2,463
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC				Home Builders - 0.21%
5.63%, 10/15/2023(b)		2,060	1,931	Beazer Homes USA Inc
Medtronic Inc				6.63%, 04/15/2018		685	698
2.50%, 03/15/2020		2,160	2,194	CalAtlantic Group Inc
3.50%, 03/15/2025		1,506	1,546	5.88%, 11/15/2024		520	540
4.38%, 03/15/2035		4,150	4,236	KB Home
4.63%, 03/15/2045		7,510	7,877	4.75%, 05/15/2019		390	374
Universal Hospital Services Inc				Lennar Corp
7.63%, 08/15/2020		1,470	1,294	4.13%, 12/01/2018		1,725	1,742
				4.50%, 11/15/2019		675	694
Zimmer Biomet Holdings Inc				4.75%, 11/15/2022(c)		1,265	1,233
2.00%, 04/01/2018		4,000	3,987
2.70%, 04/01/2020		10,765	10,711	WCI Communities Inc
3.15%, 04/01/2022		1,035	1,024	6.88%, 08/15/2021		2,105	2,147
3.55%, 04/01/2025		3,915	3,814	Woodside Homes Co LLC / Woodside Homes
4.25%, 08/15/2035		325	301	Finance Inc
				6.75%, 12/15/2021(b)		1,725	1,497
			$44,454
							$8,925
Healthcare - Services - 1.08%
Aetna Inc				Home Equity Asset Backed Securities - 0.03%
2.75%, 11/15/2022		400	395	First NLC Trust 2005-1
				0.92%, 05/25/2035(c)		307	209
Anthem Inc
3.13%, 05/15/2022		865	850	JP Morgan Mortgage Acquisition Trust 2006-
3.50%, 08/15/2024		1,175	1,164	CW2
				0.58%, 08/25/2036(c)		772	723
4.35%, 08/15/2020		505	542
4.63%, 05/15/2042		1,485	1,390	New Century Home Equity Loan Trust 2005-
4.65%, 01/15/2043		1,250	1,189	1
				1.01%, 03/25/2035(c)		85	85
4.65%, 08/15/2044		855	812
				Saxon Asset Securities Trust 2004-1
Centene Corp				2.12%, 03/25/2035(c)		282	117
4.75%, 05/15/2022		2,040	1,958
5.75%, 06/01/2017		4,580	4,735	Specialty Underwriting & Residential Finance
				Trust Series 2004-BC1
Centene Escrow Corp				1.19%, 02/25/2035(c)		303	277
5.63%, 02/15/2021(b),(d)		470	478
6.13%, 02/15/2024(b),(d)		580	596				$1,411
Cigna Corp				Insurance - 2.01%
4.00%, 02/15/2022		1,875	1,967	ACE INA Holdings Inc
4.38%, 12/15/2020		2,530	2,744	2.30%, 11/03/2020		8,575	8,602
Fresenius Medical Care US Finance II Inc				3.35%, 05/03/2026		5,395	5,506
4.75%, 10/15/2024(b)		1,180	1,186	Aegon NV
5.88%, 01/31/2022(b)		985	1,066	4.00%, 04/25/2044(c)	EUR	250	255
6.50%, 09/15/2018(b)		330	363	American International Group Inc
HCA Holdings Inc				3.38%, 08/15/2020		$6,505	6,613
6.25%, 02/15/2021		925	976	3.75%, 07/10/2025		9,060	8,690
HCA Inc				3.88%, 01/15/2035		5,400	4,451
4.75%, 05/01/2023		2,685	2,692	4.50%, 07/16/2044		2,815	2,461
5.00%, 03/15/2024		1,045	1,058	5.00%, 04/26/2023	GBP	150	238
5.25%, 04/15/2025		1,500	1,537	CNO Financial Group Inc
5.88%, 03/15/2022		580	622	4.50%, 05/30/2020		$545	559
IASIS Healthcare LLC / IASIS Capital Corp				Liberty Mutual Group Inc
8.38%, 05/15/2019		310	291	7.00%, 03/07/2067(b),(c)		2,760	2,567
Molina Healthcare Inc				Metropolitan Life Global Funding I
5.38%, 11/15/2022(b)		1,000	997	0.88%, 01/20/2022	EUR	250	268
MPH Acquisition Holdings LLC				Pricoa Global Funding I
6.63%, 04/01/2022(b)		2,390	2,393	2.20%, 05/16/2019(b)		$3,170	3,179
Roche Holdings Inc				Prudential Financial Inc
6.50%, 03/04/2021	EUR	250	354	5.38%, 05/15/2045(c)		6,175	6,053

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)			Media (continued)
TIAA Asset Management Finance Co LLC			Cable One Inc
2.95%, 11/01/2019(b)	$6,675	$6,649	5.75%, 06/15/2022(b)		$180	$182
Voya Financial Inc			Cablevision Systems Corp
5.50%, 07/15/2022	3,500	3,915	8.00%, 04/15/2020		990	936
5.65%, 05/15/2053(c)	8,615	8,356	CBS Corp
XLIT Ltd			5.75%, 04/15/2020		810	900
4.45%, 03/31/2025	9,000	8,886	CCO Holdings LLC / CCO Holdings Capital
5.50%, 03/31/2045	6,890	6,671	Corp
		$83,919	5.13%, 05/01/2023(b)		4,820	4,820
			CCO Safari II LLC
Internet - 0.15%			4.46%, 07/23/2022(b)		3,494	3,500
Alibaba Group Holding Ltd			6.38%, 10/23/2035(b)		585	588
3.13%, 11/28/2021	3,200	3,160	6.48%, 10/23/2045(b)		1,190	1,198
Zayo Group LLC / Zayo Capital Inc			6.83%, 10/23/2055(b)		2,395	2,384
6.00%, 04/01/2023	2,115	2,067	CCOH Safari LLC
10.13%, 07/01/2020	883	949	5.75%, 02/15/2026(b)		180	179
		$6,176	Comcast Corp
Iron & Steel - 0.21%			3.38%, 02/15/2025		5,570	5,693
AK Steel Corp			4.20%, 08/15/2034		510	502
7.63%, 05/15/2020	820	312	4.60%, 08/15/2045		325	327
ArcelorMittal			5.50%, 11/23/2029	GBP	125	218
6.13%, 06/01/2018	345	314	6.40%, 03/01/2040		$1,975	2,484
6.50%, 03/01/2021(c)	1,940	1,576	6.50%, 11/15/2035		330	410
8.00%, 10/15/2039(c)	2,165	1,526	CSC Holdings LLC
Commercial Metals Co			8.63%, 02/15/2019		185	197
4.88%, 05/15/2023	2,785	2,315	DIRECTV Holdings LLC / DIRECTV
7.35%, 08/15/2018	740	755	Financing Co Inc
Signode Industrial Group Lux SA/Signode			2.75%, 05/19/2023	EUR	250	292
Industrial Group US Inc			3.80%, 03/15/2022		$2,145	2,167
6.38%, 05/01/2022(b)	2,240	1,859	5.20%, 11/18/2033	GBP	100	155
		$8,657	6.00%, 08/15/2040		$1,560	1,546
			6.38%, 03/01/2041		1,195	1,254
Leisure Products & Services - 0.05%			DISH DBS Corp
NCL Corp Ltd			4.25%, 04/01/2018		710	711
4.63%, 11/15/2020(b)	1,325	1,288	5.88%, 07/15/2022		1,890	1,779
5.25%, 11/15/2019(b)	920	925	5.88%, 11/15/2024		760	677
		$2,213	6.75%, 06/01/2021		2,710	2,764
			7.88%, 09/01/2019		1,517	1,646
Lodging - 0.17%			NBCUniversal Enterprise Inc
Boyd Gaming Corp			1.31%, 04/15/2018(b),(c)		5,490	5,482
6.88%, 05/15/2023	515	523
9.00%, 07/01/2020	364	384	NBCUniversal Media LLC
MGM Resorts International			2.88%, 01/15/2023		4,325	4,380
6.00%, 03/15/2023	705	703	4.45%, 01/15/2043		1	1
6.63%, 12/15/2021	1,065	1,094	Neptune Finco Corp
			6.63%, 10/15/2025(b)		445	462
8.63%, 02/01/2019	190	211	10.13%, 01/15/2023(b)		1,250	1,322
10.00%, 11/01/2016	1,205	1,265
			Numericable-SFRSAS
Wyndham Worldwide Corp			6.00%, 05/15/2022 (b)		235	231
2.50%, 03/01/2018	2,920	2,901
		$7,081	RCN Telecom Services LLC / RCN Capital
			Corp
Machinery - Construction & Mining - 0.01%			8.50%, 08/15/2020(b)		1,685	1,693
Vander Intermediate Holding II Corp			Sky PLC
9.75%, PIK 10.50%, 02/01/2019(b),(f)	875	422	1.50%, 09/15/2021	EUR	250	274
			2.88%, 11/24/2020	GBP	100	145
			Time Warner Cable Inc
Machinery - Diversified - 0.00%			5.88%, 11/15/2040		$10	9
CNH Industrial Capital LLC			6.75%, 07/01/2018		920	1,005
3.88%, 07/16/2018	80	78	8.75%, 02/14/2019		1,165	1,346
			Time Warner Inc
Media- 2.17%			2.10%, 06/01/2019		1,080	1,070
21st Century Fox America Inc			3.60%, 07/15/2025		2,225	2,160
4.75%, 09/15/2044	850	804	3.88%, 01/15/2026		1,065	1,060
5.40%, 10/01/2043	2,145	2,147	4.05%, 12/15/2023		3,670	3,785
6.15%, 02/15/2041	2,600	2,801	4.65%, 06/01/2044		610	532
Altice Financing SA			4.85%, 07/15/2045		1,830	1,650
6.50%, 01/15/2022(b)	475	473	6.25%, 03/29/2041		2,456	2,602
7.88%, 12/15/2019(b)	400	417	Unitymedia GmbH
Altice Finco SA			6.13%, 01/15/2025(b)		895	909
7.63%, 02/15/2025(b)	905	833	Unitymedia Hessen GmbH & Co KG /
8.13%, 01/15/2024(b)	520	499	Unitymedia NRW GmbH
Altice Luxembourg SA			5.50%, 01/15/2023(b)		1,275	1,333
7.75%, 05/15/2022(b)	2,800	2,611

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)		Amount (000's) Value (000's)

Media (continued)				Mortgage Backed Securities - 2.37%
Univision Communications Inc				Adjustable Rate Mortgage Trust 2004-2
8.50%, 05/15/2021(b)		$1,355	$1,345	1.57%, 02/25/2035(c)		$38	$38
Viacom Inc				Fannie Mae REMIC Trust 2005-W2
4.85%, 12/15/2034		3,405	2,764	0.63%, 05/25/2035(c)		498	493
5.25%, 04/01/2044		520	413	Fannie Mae REMICS
5.85%, 09/01/2043		525	442	2.25%, 07/25/2040		244	244
VTR Finance BV				3.00%, 04/25/2027		5,777	569
6.88%, 01/15/2024(b)		930	867	3.50%, 09/25/2027(c)		9,279	1,111
Walt Disney Co/The				3.50%, 11/25/2027(c)		2,388	264
2.30%, 02/12/2021		2,480	2,498	3.50%, 05/25/2028		3,885	402
WideOpenWest Finance LLC /				3.50%, 03/25/2031(c)		6,167	637
WideOpenWest Capital Corp				5.57%, 07/25/2039(c)		11,365	1,457
13.38%, 10/15/2019		1,535	1,405	5.67%, 02/25/2043(c)		7,631	1,596
10.25%, 07/15/2019		1,395	1,315	5.72%, 11/25/2042(c)		10,679	2,414
			$90,594	5.72%, 06/25/2043(c)		13,668	3,119
				6.07%, 12/25/2021(c)		954	104
Metal Fabrication & Hardware - 0.01%				6.07%, 03/25/2022(c)		668	70
Wise Metals Intermediate Holdings LLC/Wise				35.74%, 08/25/2035(c)		24	5
Holdings Finance Corp
9.75%, PIK 10.50%, 06/15/2019(b),(f)		1,455	553	Freddie Mac REMICS
				0.88%, 06/15/2023(c)		31	31
				1.03%, 08/15/2018(c)		309	311
Mining - 0.41%				1.25%, 09/15/2033		540	540
Anglo American Capital PLC				2.00%, 02/15/2036(c)		1,208	1,207
1.57%, 04/15/2016(b),(c)		4,150	4,118	2.75%, 03/15/2041		1,426	1,466
Barrick North America Finance LLC				3.00%, 09/15/2025(c)		5,351	332
4.40%, 05/30/2021		2,881	2,630	3.00%, 05/15/2027(c)		10,865	730
BHP Billiton Finance USA Ltd				3.00%, 10/15/2027(c)		1,557	145
2.05%, 09/30/2018		1,670	1,622	3.00%, 02/15/2029(c)		10,277	978
FMG Resources August 2006 Pty Ltd				3.50%, 02/15/2028		6,747	674
6.88%, 04/01/2022(b)		1,895	1,061	3.50%, 01/15/2040(c)		6,276	738
8.25%, 11/01/2019(b)		880	713	3.50%, 03/15/2041		7,987	1,023
9.75%, 03/01/2022(b)		405	351	4.00%, 04/15/2025(c)		7,069	470
Glencore Funding LLC				5.79%, 07/15/2045(c)		20,197	4,571
3.13%, 04/29/2019(b)		945	720	6.22%, 05/15/2026(c)		4,932	750
Newmont Mining Corp				6.32%, 09/15/2034(c)		957	127
4.88%, 03/15/2042		775	536	Freddie Mac Structured Agency Credit Risk
Rio Tinto Finance USA Ltd				Debt Notes
3.50%, 11/02/2020		30	29	1.28%, 04/25/2024(c)		4,658	4,653
4.13%, 05/20/2021		140	139	1.33%, 10/25/2027(c)		6,989	6,968
Rio Tinto Finance USA PLC				1.58%, 12/25/2027(c)		7,809	7,803
2.00%, 03/22/2017		2,350	2,313	1.68%, 01/25/2025(c)		2,749	2,749
St Barbara Ltd				1.68%, 03/25/2028(c)		4,835	4,838
8.88%, 04/15/2018(b)		880	854	1.78%, 04/25/2028(c)		3,778	3,782
Taseko Mines Ltd				1.88%, 09/25/2024(c)		10,901	10,945
7.75%, 04/15/2019		1,072	579	2.08%, 08/25/2024(c)		2,667	2,676
Teck Resources Ltd				2.82%, 08/25/2024(c)		7,605	7,681
2.50%, 02/01/2018		1,530	1,256	Ginnie Mae
			$16,921	1.75%, 10/16/2037		732	740
				3.50%, 02/20/2040(c)		4,921	672
Miscellaneous Manufacturers - 0.55%				4.00%, 08/20/2045		11,634	2,781
Bombardier Inc				4.50%, 05/16/2043(c)		3,721	701
5.50%, 09/15/2018(b)		1,100	976
				4.50%, 04/16/2044		1,217	142
7.50%, 03/15/2025(b)		575	396	5.00%, 10/16/2022(c)		1,194	23
General Electric Co				5.17%, 02/20/2045(c)		23,972	5,079
5.00%, 12/29/2049(a),(c)		2,943	3,024	5.62%, 08/20/2043(c)		9,429	1,557
5.30%, 02/11/2021		6,800	7,754	5.82%, 08/16/2045(c)		19,403	4,645
5.88%, 01/14/2038		534	658	6.22%, 08/20/2038(c)		10,334	1,635
Ingersoll-Rand Global Holding Co Ltd				Impac CMB Trust Series 2007-A
2.88%, 01/15/2019		1,065	1,070	0.68%, 05/25/2037(b),(c)		1,691	1,542
5.75%, 06/15/2043		790	882	Merrill Lynch Mortgage Investors Trust Series
Ingersoll-Rand Luxembourg Finance SA				2005	-A8
3.55%, 11/01/2024		3,405	3,374	0.78%, 08/25/2036(c)		162	142
4.65%, 11/01/2044		1,065	1,030
Siemens Financieringsmaatschappij NV				Residential Asset Securitization Trust 2004-
1.45%, 05/25/2018(b)		1,133	1,132	A10
				5.50%, 02/25/2035		32	32
2.75%, 09/10/2025	GBP	100	143	Wells Fargo Mortgage Backed Securities
2.88%, 03/10/2028	EUR	250	315	2005-AR16 Trust
3.75%, 09/10/2042	GBP	100	144	2.70%, 03/25/2035(c)		418	410
Tyco International Finance SA							$98,812
5.13%, 09/14/2045		$2,110	2,133
			$23,031

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Office & Business Equipment - 0.11%			Oil & Gas (continued)
Xerox Corp			Petrobras Global Finance BV
2.95%, 03/15/2017	$555	$556	5.38%, 01/27/2021	$2,245	$1,687
3.50%, 08/20/2020	1,795	1,774	Petroleos Mexicanos
6.75%, 02/01/2017	550	571	4.25%, 01/15/2025(b)	700	601
6.75%, 12/15/2039	1,730	1,549	5.50%, 02/04/2019(b),(d),(g)	2,850	2,886
		$4,450	5.50%, 06/27/2044	575	433
			6.38%, 01/23/2045	60	51
Oil & Gas - 1.65%			6.88%, 08/04/2026(b),(d),(g)	800	813
Anadarko Petroleum Corp			Phillips 66
3.45%, 07/15/2024	4,585	3,679	4.65%, 11/15/2034	2,180	1,908
4.50%, 07/15/2044	1,525	1,014	Pioneer Natural Resources Co
Apache Corp			3.45%, 01/15/2021	3,955	3,707
4.25%, 01/15/2044	365	250	4.45%, 01/15/2026	1,645	1,500
4.75%, 04/15/2043	2,395	1,761	QEP Resources Inc
Baytex Energy Corp			5.25%, 05/01/2023	1,025	697
5.13%, 06/01/2021(b)	370	222
			6.80%, 04/01/2018	200	184
BP Capital Markets PLC
0.88%, 05/10/2019(c)	6,585	6,486	Repsol Oil & Gas Canada Inc
			3.75%, 02/01/2021	3,505	2,856
Carrizo Oil & Gas Inc			7.75%, 06/01/2019	2,355	2,182
6.25%, 04/15/2023	145	101	Seven Generations Energy Ltd
7.50%, 09/15/2020	2,907	2,260	6.75%, 05/01/2023(b)	285	237
Chaparral Energy Inc			Sunoco LP / Sunoco Finance Corp
7.63%, 11/15/2022	1,456	277	5.50%, 08/01/2020(b)	765	717
9.88%, 10/01/2020	655	115	6.38%, 04/01/2023(b)	1,075	992
Chesapeake Energy Corp			Ultra Petroleum Corp
6.50%, 08/15/2017	295	145	6.13%, 10/01/2024(b)	1,475	206
8.00%, 12/15/2022(b)	1,356	580
			Woodside Finance Ltd
CNOOC Finance 2013 Ltd			3.65%, 03/05/2025(b)	1,065	909
3.00%, 05/09/2023	850	803	WPX Energy Inc
ConocoPhillips			7.50%, 08/01/2020	830	521
5.75%, 02/01/2019	500	524	YPF SA
ConocoPhillips Co			8.88%, 12/19/2018(b)	2,250	2,295
1.26%, 05/15/2022(c)	3,300	3,079
Continental Resources Inc/OK					$68,634
3.80%, 06/01/2024	4,128	2,667	Oil & Gas Services - 0.09%
Denbury Resources Inc			Archrock Partners LP / Archrock Partners
5.50%, 05/01/2022	1,055	369	Finance Corp
Devon Energy Corp			6.00%, 10/01/2022	395	296
2.25%, 12/15/2018	4,935	4,268	Halliburton Co
Drill Rigs Holdings Inc			2.70%, 11/15/2020	2,610	2,549
6.50%, 10/01/2017(b)	330	175	PHI Inc
Ecopetrol SA			5.25%, 03/15/2019	755	610
5.38%, 06/26/2026	1,145	916	Seventy Seven Operating LLC
Encana Corp			6.63%, 11/15/2019	1,385	288
5.15%, 11/15/2041	1,085	616			$3,743
EP Energy LLC / Everest Acquisition Finance
Inc			Other Asset Backed Securities - 1.26%
6.38%, 06/15/2023	845	296	Chase Funding Trust Series 2003-5
			1.03%, 07/25/2033(c)	649	586
9.38%, 05/01/2020	2,665	1,133
			Chase Funding Trust Series 2004-1
Halcon Resources Corp			0.89%, 12/25/2033(c)	23	21
8.63%, 02/01/2020(b)	275	173
9.75%, 07/15/2020	1,550	225	Countrywide Asset-Backed Certificates
			2.03%, 01/25/2034(c)	10	9
12.00%, 02/15/2022(b)	58	34
			Dell Equipment Finance Trust 2014-1
Linn Energy LLC / Linn Energy Finance			0.64%, 07/22/2016(b)	27	27
Corp
6.25%, 11/01/2019(c)	820	102	Dell Equipment Finance Trust 2015-1
			1.01%, 07/24/2017(b)	14,000	13,978
6.50%, 05/15/2019	1,015	137
8.63%, 04/15/2020	310	46	Dell Equipment Finance Trust 2015-2
			1.33%, 12/22/2017(b),(c)	10,000	10,001
Marathon Petroleum Corp			1.72%, 09/22/2020(b),(c)	5,200	5,196
4.75%, 09/15/2044	3,485	2,646
Nabors Industries Inc			JP Morgan Mortgage Acquisition Trust 2007-
2.35%, 09/15/2016	1,400	1,381	CH3
			0.58%, 03/25/2037(c)	1,283	1,271
Noble Energy Inc
3.90%, 11/15/2024	1,880	1,581	Kubota Credit Owner Trust 2015-1
			1.54%, 03/15/2019(b),(c)	8,880	8,853
5.05%, 11/15/2044	1,435	1,036
Northern Blizzard Resources Inc			Popular ABS Mortgage Pass-Through Trust
7.25%, 02/01/2022(b)	715	511	2005-1
			0.70%, 05/25/2035(c)	1,090	972
Oasis Petroleum Inc
6.50%, 11/01/2021	455	273	Trade MAPS 1 Ltd
			1.12%, 12/10/2018(b),(c)	11,500	11,434
6.88%, 03/15/2022	290	168
6.88%, 01/15/2023	1,870	1,066			$52,348
PDC Energy Inc
7.75%, 10/15/2022	2,250	2,137

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Packaging & Containers - 0.44%				Pipelines (continued)
Ardagh Finance Holdings SA				Enbridge Inc
8.63%, PIK 8.63%, 06/15/2019(b),(f)		$398	$366	0.87%, 06/02/2017(c)		$4,580	$4,366
Ardagh Packaging Finance PLC / Ardagh				Energy Transfer Equity LP
Holdings USA Inc				5.88%, 01/15/2024		410	320
3.51%, 12/15/2019(b),(c)		1,150	1,100	Energy Transfer Partners LP
6.00%, 06/30/2021(b)		220	198	4.05%, 03/15/2025		2,885	2,364
7.00%, 11/15/2020(b)		46	43	4.90%, 03/15/2035		950	663
Berry Plastics Corp				EnLink Midstream Partners LP
6.00%, 10/15/2022(b)		485	495	4.15%, 06/01/2025		3,440	2,354
Beverage Packaging Holdings Luxembourg II				4.40%, 04/01/2024		904	645
SA / Beverage Packaging Holdings II				5.05%, 04/01/2045		1,210	706
5.63%, 12/15/2016(b)		240	237	Enterprise Products Operating LLC
6.00%, 06/15/2017(b)		660	637	3.70%, 02/15/2026		1,915	1,722
Coveris Holding Corp				4.90%, 05/15/2046		2,730	2,267
10.00%, 06/01/2018(b)		1,500	1,421	Kinder Morgan Energy Partners LP
Coveris Holdings SA				4.70%, 11/01/2042		1,540	1,077
7.88%, 11/01/2019(b)		885	699	5.63%, 09/01/2041		680	523
Crown Cork & Seal Co Inc				Kinder Morgan Inc/DE
7.38%, 12/15/2026		1,615	1,728	3.05%, 12/01/2019		1,575	1,458
Packaging Corp of America				5.05%, 02/15/2046		850	619
4.50%, 11/01/2023		5,775	5,880	ONEOK Partners LP
Reynolds Group Issuer Inc / Reynolds Group				4.90%, 03/15/2025		2,515	2,020
Issuer LLC / Reynolds Group Issuer				Sabine Pass Liquefaction LLC
(Luxembourg) S.A.				5.63%, 02/01/2021(c)		990	906
7.88%, 08/15/2019		1,065	1,105	5.63%, 03/01/2025		910	783
WestRock RKT Co				6.25%, 03/15/2022		745	686
3.50%, 03/01/2020		4,330	4,432	Sabine Pass LNG LP
			$18,341	7.50%, 11/30/2016		350	361
				TransCanada PipeLines Ltd
Pharmaceuticals - 1.12%				4.63%, 03/01/2034		965	847
AbbVie Inc				5.00%, 10/16/2043		1,605	1,445
2.50%, 05/14/2020		5,245	5,206	7.13%, 01/15/2019		730	809
3.60%, 05/14/2025		1,565	1,566	Transportadora de Gas Internacional SA ESP
4.70%, 05/14/2045		3,975	3,900	5.70%, 03/20/2022		1,315	1,276
Actavis Funding SCS				Western Gas Partners LP
3.00%, 03/12/2020		3,425	3,467	5.45%, 04/01/2044		3,700	2,358
3.45%, 03/15/2022		2,000	2,029	Williams Partners LP
3.80%, 03/15/2025		3,705	3,759	3.60%, 03/15/2022		3,185	2,326
4.55%, 03/15/2035		410	404	Williams Partners LP / ACMP Finance Corp
Alphabet Holding Co Inc				4.88%, 05/15/2023		4,760	3,617
7.75%, 11/01/2017		820	801	4.88%, 03/15/2024		2,950	2,212
Forest Laboratories LLC				6.13%, 07/15/2022		585	477
5.00%, 12/15/2021(b)		7,670	8,408
JLL/Delta Dutch Pledgeco BV							$48,011
8.75%, PIK 9.50%, 05/01/2020(b),(f)		1,210	1,071	Real Estate - 0.15%
Novartis Capital Corp				American Campus Communities Operating
3.00%, 11/20/2025		2,630	2,659	Partnership LP
4.00%, 11/20/2045		2,300	2,323	3.35%, 10/01/2020		1,900	1,928
Novartis Finance SA				China Overseas Finance Cayman VI Ltd
1.63%, 11/09/2026	EUR	250	286	4.25%, 05/08/2019		1,100	1,140
Perrigo Co PLC				Crescent Resources LLC / Crescent Ventures
1.30%, 11/08/2016		$690	685	Inc
Pfizer Inc				10.25%, 08/15/2017(b)		1,310	1,310
5.20%, 08/12/2020		3,626	4,112	Prologis LP
Roche Finance Europe BV				1.38%, 10/07/2020	EUR	250	270
5.38%, 08/29/2023	GBP	100	175	3.75%, 11/01/2025		$1,680	1,694
Valeant Pharmaceuticals International Inc							$6,342
5.38%, 03/15/2020(b)		$1,270	1,198
5.50%, 03/01/2023(b)		545	481	REITS- 1.02%
5.88%, 05/15/2023(b)		2,675	2,394	American Tower Corp
7.50%, 07/15/2021(b)		600	595	3.30%, 02/15/2021		3,495	3,509
Wyeth LLC				DDR Corp
6.00%, 02/15/2036		565	688	3.63%, 02/01/2025		2,170	2,073
Zoetis Inc				DuPont Fabros Technology LP
1.15%, 02/01/2016		490	490	5.88%, 09/15/2021		1,315	1,354
			$46,697	Equinix Inc
				4.88%, 04/01/2020		230	239
Pipelines - 1.15%				5.38%, 01/01/2022		935	972
Boardwalk Pipelines LP				5.38%, 04/01/2023		730	756
3.38%, 02/01/2023		4,445	3,476	5.88%, 01/15/2026		740	766
Columbia Pipeline Group Inc				Hospitality Properties Trust
3.30%, 06/01/2020(b)		5,620	5,328	4.25%, 02/15/2021(d)		4,025	3,984

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

REITS (continued)			Retail (continued)
Host Hotels & Resorts LP			Wal-Mart Stores Inc
4.50%, 02/01/2026	$1,635	$1,638	1.00%, 04/21/2017		$2,750	$2,758
iStar Inc						$65,822
3.88%, 07/01/2016	245	244
4.88%, 07/01/2018	390	372	Savings & Loans - 0.02%
5.00%, 07/01/2019	125	118	Nationwide Building Society
9.00%, 06/01/2017	490	501	1.25%, 03/03/2025	EUR	500	532
			6.88%, 03/11/2049(a),(c)	GBP	100	139
Kimco Realty Corp
3.40%, 11/01/2022	2,160	2,185				$671
PLA Administradora Industrial S de RL de			Semiconductors - 0.21%
CV			Applied Materials Inc
5.25%, 11/10/2022(b)	1,150	1,058	5.10%, 10/01/2035		$3,110	3,162
Regency Centers LP			Micron Technology Inc
5.88%, 06/15/2017	5,375	5,669	5.25%, 01/15/2024(b)		1,805	1,467
Retail Properties of America Inc			NXP BV / NXP Funding LLC
4.00%, 03/15/2025	3,160	3,000	5.75%, 02/15/2021(b)		200	207
Scentre Group Trust 1 / Scentre Group Trust			QUALCOMM Inc
2			4.80%, 05/20/2045		1,135	1,010
2.38%, 04/28/2021(b)	4,030	3,955	Semiconductor Manufacturing International
Select Income REIT			Corp
4.15%, 02/01/2022	3,170	3,090	4.13%, 10/07/2019(b)		2,250	2,262
Simon Property Group LP			Sensata Technologies UK Financing Co plc
2.50%, 09/01/2020	4,490	4,561	6.25%, 02/15/2026(b)		670	683
2.50%, 07/15/2021	2,550	2,564				$8,791
		$42,608
			Shipbuilding - 0.02%
Retail - 1.58%			Huntington Ingalls Industries Inc
BMC Stock Holdings Inc			5.00%, 11/15/2025(b)		680	700
9.00%, 09/15/2018(b)	1,880	1,951
Claire's Stores Inc
9.00%, 03/15/2019(b)	395	236	Software - 0.49%
			Activision Blizzard Inc
CVS Health Corp			5.63%, 09/15/2021(b)		2,885	3,029
2.80%, 07/20/2020	1,110	1,128	6.13%, 09/15/2023(b)		970	1,038
3.88%, 07/20/2025	874	903
4.13%, 05/15/2021	3,160	3,389	Fidelity National Information Services Inc
4.75%, 12/01/2022(b)	6,515	7,114	2.85%, 10/15/2018		2,450	2,476
4.88%, 07/20/2035	5,155	5,352	3.63%, 10/15/2020		2,580	2,628
5.00%, 12/01/2024(b)	1,835	2,022	First Data Corp
			5.00%, 01/15/2024(b)		535	535
5.13%, 07/20/2045	4,725	5,077	5.75%, 01/15/2024(b)		535	531
CVS Pass-Through Trust
5.93%, 01/10/2034(b)	1,076	1,185	Microsoft Corp
7.51%, 01/10/2032(b)	2,780	3,342	2.00%, 11/03/2020		2,515	2,540
Dollar Tree Inc			3.13%, 11/03/2025		25	26
5.25%, 03/01/2020(b)	325	341	4.45%, 11/03/2045		1,060	1,086
5.75%, 03/01/2023(b)	650	685	MSCI Inc
			5.25%, 11/15/2024(b)		785	810
Home Depot Inc/The			5.75%, 08/15/2025(b)		355	375
3.35%, 09/15/2025	6,070	6,262
JC Penney Corp Inc			Oracle Corp
5.65%, 06/01/2020	1,850	1,526	2.25%, 01/10/2021	EUR	250	293
L Brands Inc			2.50%, 10/15/2022		$773	763
6.88%, 11/01/2035(b)	745	770	2.95%, 05/15/2025		1,675	1,639
Landry's Holdings II Inc			3.13%, 07/10/2025	EUR	250	315
10.25%, 01/01/2018(b)	1,085	1,074	4.38%, 05/15/2055		$1,895	1,718
Landry's Inc			Rackspace Hosting Inc
9.38%, 05/01/2020(b)	1,460	1,542	6.50%, 01/15/2024(b)		686	626
Macy's Retail Holdings Inc						$20,428
5.90%, 12/01/2016	3,694	3,831	Sovereign - 1.01%
6.90%, 04/01/2029	145	158	Australia Government Bond
McDonald's Corp			3.25%, 04/21/2029	AUD	125	92
2.10%, 12/07/2018	1,105	1,115	4.50%, 04/15/2020		200	156
2.75%, 12/09/2020	2,685	2,723	Belgium Government Bond
3.70%, 01/30/2026	810	819	0.80%, 06/22/2025(b)	EUR	50	55
4.70%, 12/09/2035	1,235	1,246	4.25%, 09/28/2022		305	421
4.88%, 12/09/2045	4,050	4,091	Brazilian Government International Bond
Michaels Stores Inc			2.63%, 01/05/2023		$1,000	790
5.88%, 12/15/2020(b)	1,007	1,037
			Bundesrepublik Deutschland
Petco Holdings Inc			1.00%, 08/15/2024	EUR	395	460
8.50%, PIK 9.25%, 10/15/2017(b),(f)	1,905	1,941
			1.50%, 09/04/2022		200	240
Rite Aid Corp			1.50%, 05/15/2024		425	514
6.13%, 04/01/2023(b)	900	950
			4.75%, 07/04/2028		15	25
Tops Holding LLC / Tops Markets II Corp			Canada Housing Trust No 1
8.00%, 06/15/2022(b)	1,320	1,254	1.70%, 12/15/2017(b)	CAD	525	382

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Sovereign (continued)
Canada Housing Trust No 1 (continued)				Spain Government Bond
2.40%, 12/15/2022(b)	CAD	40	$30	0.25%, 04/30/2018	EUR	500	$544
Chile Government International Bond				1.15%, 07/30/2020		100	112
3.13%, 01/21/2026		$800	788	2.75%, 10/31/2024(b)		175	210
Colombia Government International Bond				4.65%, 07/30/2025(b)		40	55
7.38%, 03/18/2019		100	111	4.85%, 10/31/2020(b)		295	385
Croatia Government International Bond				5.15%, 10/31/2044(b)		25	40
6.38%, 03/24/2021		1,100	1,192	5.50%, 04/30/2021(b)		100	136
Denmark Government Bond				Sweden Government Bond
1.75%, 11/15/2025	DKK	750	120	1.50%, 11/13/2023	SEK	550	69
Dominican Republic International Bond				4.25%, 03/12/2019		200	27
6.88%, 01/29/2026(b)		$800	810	Switzerland Government Bond
France Government Bond OAT				2.50%, 03/08/2036	CHF	30	43
0.50%, 05/25/2025	EUR	100	108	Turkey Government International Bond
1.00%, 05/25/2019		200	226	3.25%, 03/23/2023		$1,425	1,320
1.75%, 11/25/2024		485	583	United Kingdom Gilt
3.00%, 04/25/2022		740	949	1.25%, 07/22/2018	GBP	100	145
3.50%, 04/25/2026		30	42	1.75%, 07/22/2019		35	52
4.50%, 04/25/2041		25	44	1.75%, 09/07/2022		490	721
Hungary Government International Bond				2.00%, 07/22/2020		40	60
5.38%, 02/21/2023		$1,740	1,902	3.25%, 01/22/2044		200	337
Indonesia Government International Bond				4.25%, 12/07/2040		60	116
5.38%, 10/17/2023(b)		1,925	2,049	4.75%, 12/07/2030		25	49
Ireland Government Bond				Uruguay Government International Bond
3.40%, 03/18/2024	EUR	360	473	5.10%, 06/18/2050		$800	692
Italy Buoni Poliennali Del Tesoro							$41,979
0.25%, 05/15/2018		235	256
2.50%, 12/01/2024		100	119	Student Loan Asset Backed Securities - 1.20%
3.50%, 03/01/2030(b)		500	651	Navient Private Education Loan Trust 2014-
3.75%, 08/01/2021		355	450	A
				0.91%, 05/16/2022(b),(c)		1,975	1,971
4.25%, 09/01/2019		75	93
4.75%, 06/01/2017		75	86	Navient Private Education Loan Trust 2015-
5.00%, 09/01/2040		15	24	A
				0.93%, 12/15/2021(b),(c)		3,669	3,657
6.00%, 05/01/2031		20	33
				Navient Student Loan Trust 2014-8
Japan Government Ten Year Bond				0.71%, 08/25/2020(c)		3,665	3,644
0.50%, 12/20/2024	JPY	35,000	301
0.60%, 03/20/2023		30,000	259	Navient Student Loan Trust 2015-1
				0.73%, 09/26/2022(c)		1,951	1,935
1.40%, 06/20/2019		81,000	702
1.50%, 09/20/2018		139,500	1,199	SLM Private Education Loan Trust 2012-A
				1.83%, 08/15/2025(b),(c)		6,694	6,709
Japan Government Thirty Year Bond
1.50%, 03/20/2045		36,000	327	SLM Private Education Loan Trust 2012-C
				1.53%, 08/15/2023(b),(c)		2,634	2,636
Japan Government Twenty Year Bond
1.40%, 09/20/2034		11,000	101	SLM Private Education Loan Trust 2012-D
				1.48%, 06/15/2023(b),(c)		3,634	3,635
1.50%, 06/20/2034		100,000	936
1.90%, 03/20/2024		95,000	905	SLM Private Education Loan Trust 2012-E
				1.18%, 10/16/2023(b),(c)		2,582	2,581
Kazakhstan Government International Bond
5.13%, 07/21/2025(b)		$1,200	1,194	SLM Private Education Loan Trust 2013-A
				1.03%, 08/15/2022(b),(c)		3,586	3,578
Mexican Bonos
5.00%, 12/11/2019(c)	MXN	3,500	193	SLM Private Education Loan Trust 2013-B
				1.08%, 07/15/2022(b),(c)		4,949	4,938
6.50%, 06/10/2021(c)		11,500	665
				SLM Private Education Loan Trust 2014-A
Mexico Government International Bond				1.03%, 07/15/2022(b),(c)		7,948	7,893
3.63%, 03/15/2022		$100	100
4.00%, 10/02/2023		230	233	SLM Student Loan Trust 2012-6
				0.71%, 09/25/2019(c)		6,926	6,892
4.13%, 01/21/2026		1,500	1,502
Netherlands Government Bond							$50,069
1.75%, 07/15/2023(b)	EUR	150	182	Telecommunications - 2.32%
2.00%, 07/15/2024(b)		170	211	AT&T Inc
5.50%, 01/15/2028		25	42	2.38%, 11/27/2018		795	801
Panama Government International Bond				2.45%, 06/30/2020		3,555	3,516
3.75%, 03/16/2025		$550	542	4.35%, 06/15/2045		2,205	1,834
4.00%, 09/22/2024		2,500	2,512	4.45%, 05/15/2021		4,160	4,455
Peruvian Government International Bond				4.50%, 05/15/2035		4,555	4,108
4.13%, 08/25/2027		2,225	2,197	B Communications Ltd
Poland Government Bond				7.38%, 02/15/2021(b)		230	249
5.25%, 10/25/2020	PLN	315	88	Bharti Airtel International Netherlands BV
Poland Government International Bond				5.13%, 03/11/2023(b)		2,400	2,468
3.00%, 03/17/2023		$850	838	CC Holdings GS V LLC / Crown Castle GS
Romanian Government International Bond				III Corp
4.88%, 01/22/2024(b)		1,850	2,005	3.85%, 04/15/2023		3,570	3,588
Russian Foreign Bond - Eurobond				CenturyLink Inc
7.50%, 03/31/2030(c)		4,465	5,358	5.63%, 04/01/2025		960	816

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)				Telecommunications (continued)
Digicel Group Ltd				Virgin Media Finance PLC (continued)
8.25%, 09/30/2020(b)		$1,500	$1,213	6.00%, 10/15/2024(b)		$405	$408
Embarq Corp				Virgin Media Secured Finance PLC
8.00%, 06/01/2036		570	565	5.25%, 01/15/2026(b)		380	376
Empresa Nacional de Telecomunicaciones				Vodafone Group PLC
SA				2.50%, 09/26/2022		2,720	2,557
4.75%, 08/01/2026(b)		1,150	1,079	Wind Acquisition Finance SA
Frontier Communications Corp				4.75%, 07/15/2020(b)		1,245	1,223
8.88%, 09/15/2020(b)		395	396	7.38%, 04/23/2021(b)		2,320	2,205
11.00%, 09/15/2025(b)		1,360	1,311				$96,567
10.50%, 09/15/2022(b)		730	710
Goodman Networks Inc				Transportation - 0.57%
12.13%, 07/01/2018		780	234	CSX Corp
Intelsat Jackson Holdings SA				3.95%, 05/01/2050		5,395	4,542
6.63%, 12/15/2022		420	272	5.50%, 04/15/2041		1,880	2,081
7.25%, 10/15/2020		710	611	6.25%, 03/15/2018		740	808
Intelsat Luxembourg SA				7.38%, 02/01/2019		964	1,112
6.75%, 06/01/2018		125	92	Eletson Holdings Inc
				9.63%, 01/15/2022(b)		1,595	1,356
7.75%, 06/01/2021		3,085	1,342
8.13%, 06/01/2023		630	260	FedEx Corp
Level 3 Communications Inc				3.20%, 02/01/2025		1,528	1,496
5.75%, 12/01/2022		855	881	4.75%, 11/15/2045		4,850	4,781
Level 3 Financing Inc				Hornbeck Offshore Services Inc
4.10%, 01/15/2018(c)		295	295	5.00%, 03/01/2021		445	251
5.38%, 08/15/2022		1,320	1,340	Navios Maritime Acquisition Corp / Navios
5.38%, 01/15/2024(b)		365	369	Acquisition Finance US Inc
				8.13%, 11/15/2021(b)		2,810	2,234
6.13%, 01/15/2021		270	283
Ooredoo International Finance Ltd				Navios Maritime Holdings Inc / Navios
3.88%, 01/31/2028		1,300	1,184	Maritime Finance II US Inc
				7.38%, 01/15/2022(b)		1,235	445
Sable International Finance Ltd
8.75%, 02/01/2020(b)		200	209	8.13%, 02/15/2019		385	115
SES SA				Navios South American Logistics Inc / Navios
4.63%, 03/09/2020	EUR	250	312	Logistics Finance US Inc
				7.25%, 05/01/2022(b)		2,610	1,344
Sprint Capital Corp
6.88%, 11/15/2028		$565	372	Union Pacific Corp
6.90%, 05/01/2019		640	512	3.88%, 02/01/2055		1,105	995
Sprint Communications Inc				4.38%, 11/15/2065		1,780	1,657
7.00%, 08/15/2020		3,065	2,253	United Parcel Service Inc
9.13%, 03/01/2017		236	235	1.63%, 11/15/2025	EUR	250	280
Sprint Corp				5.13%, 02/12/2050	GBP	50	97
7.13%, 06/15/2024		1,995	1,347				$23,594
7.88%, 09/15/2023		680	485	Trucking & Leasing - 0.06%
Telefonica Emisiones SAU				Penske Truck Leasing Co Lp / PTL Finance
6.42%, 06/20/2016		595	605	Corp
7.05%, 06/20/2036		625	737	3.38%, 02/01/2022(b)		$2,535	2,487
Telstra Corp Ltd
2.50%, 09/15/2023	EUR	250	298	TOTAL BONDS			$2,700,236
T-Mobile USA Inc					Principal
6.00%, 03/01/2023		$540	543	CONVERTIBLE BONDS - 0.04%	Amount (000's) Value (000's)
6.13%, 01/15/2022		185	188
6.25%, 04/01/2021		2,460	2,503	Banks- 0.03%
6.50%, 01/15/2024		190	192	ING Groep NV
6.50%, 01/15/2026		1,140	1,140	6.00%, 12/29/2049(a),(c)		1,200	1,163
6.63%, 04/28/2021		585	605
UPCB Finance IV Ltd
5.38%, 01/15/2025(b)		602	578	Semiconductors - 0.01%
				Jazz US Holdings Inc
Verizon Communications Inc				8.00%, 12/31/2018		430	617
0.88%, 06/09/2017(c)		7,740	7,711
1.35%, 06/09/2017		3,270	3,266	TOTAL CONVERTIBLE BONDS			$1,780
2.25%, 09/14/2018(c)		7,303	7,463
2.38%, 02/17/2022	EUR	500	582	SENIOR FLOATING RATE INTERESTS - Principal
2.63%, 12/01/2031		150	166	3.31%	Amount (000's) Value (000's)
4.07%, 06/18/2024(b)	GBP	100	151	Aerospace & Defense - 0.11%
4.52%, 09/15/2048		$3,256	2,853	B/E Aerospace Inc, Term Loan B
4.75%, 02/17/2034	GBP	150	225	4.00%, 11/19/2021(c)		$4,555	$4,549
5.01%, 08/21/2054		$5,568	5,010
5.15%, 09/15/2023		10,287	11,381
6.25%, 04/01/2037		425	472	Apparel - 0.01%
				Calceus Acquisition Inc, Term Loan B1
VimpelCom Holdings BV				5.00%, 09/24/2020(c)		755	589
7.50%, 03/01/2022(b)		2,500	2,538
Virgin Media Finance PLC
5.75%, 01/15/2025(b)		600	594

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Automobile Manufacturers - 0.07%			Entertainment (continued)
FCA US LLC, Term Loan B			WMG Acquisition Corp, Term Loan B
3.50%, 05/24/2017(c)	$1,957	$1,948	3.75%, 07/07/2020(c)	$3,733	$3,577
Navistar Inc, Term Loan B					$14,291
6.50%, 08/06/2020(c)	960	842
		$2,790	Food- 0.10%
			B&G Foods Inc, Term Loan B
Automobile Parts & Equipment - 0.01%			3.75%, 10/21/2022(c)	1,350	1,347
Federal-Mogul Holdings Corp, Term Loan C			JBS USA LLC, Term Loan B
4.75%, 04/02/2021(c)	678	541	4.00%, 08/18/2022(c)	2,440	2,330
			Pinnacle Foods Finance LLC, Term Loan I
			3.75%, 01/13/2023(c)	470	470
Building Materials - 0.07%
Builders FirstSource Inc, Term Loan B					$4,147
6.00%, 07/22/2022(c)	1,512	1,483	Forest Products & Paper - 0.17%
GYP Holdings III Corp, Term Loan B			Caraustar Industries Inc, Term Loan B
4.75%, 03/26/2021(c)	801	754	8.00%, 04/26/2019(c)	1,333	1,306
7.75%, 03/25/2022(c)	720	681	8.00%, 05/01/2019(c)	4,787	4,683
		$2,918	NewPage Corp, Term Loan B
			9.50%, 02/05/2021(c)	3,700	920
Chemicals - 0.31%
A Schulman Inc, Term Loan B					$6,909
4.00%, 05/11/2022(c)	1,154	1,125	Healthcare - Products - 0.09%
Aruba Investments Inc, Term Loan B			Kinetic Concepts Inc, Term Loan E1
4.50%, 02/02/2022(c)	666	636	4.50%, 05/04/2018(c)	2,203	2,127
Axiall Holdco Inc, Term Loan B			Mallinckrodt International Finance SA, Term
4.00%, 02/25/2022(c)	1,716	1,704	Loan B1
Emerald Performance Materials LLC, Term			3.25%, 03/19/2021(c)	1,552	1,504
Loan					$3,631
7.75%, 07/22/2022(c)	3,585	3,368
Ineos US Finance LLC, Term Loan B			Healthcare - Services - 0.22%
3.75%, 12/15/2020(c)	3,215	3,062	DaVita HealthCare Partners Inc, Term Loan
			B
Methanol Holdings Trinidad Ltd, Term Loan			3.50%, 06/18/2021(c)	1,406	1,403
B
4.25%, 06/16/2022(c)	3,353	3,068	Lantheus Medical Imaging Inc, Term Loan B
			7.04%, 06/24/2022(c)	2,751	2,476
		$12,963
			MPH Acquisition Holdings LLC, Term Loan
Commercial Services - 0.03%			B
TMS International Corp, Term Loan B			3.75%, 03/19/2021(c)	2,200	2,143
4.50%, 10/04/2020(c)	1,914	1,359	Radnet Management Inc, Term Loan B
			4.27%, 10/10/2018(c)	154	151
			8.00%, 03/25/2021(c)	3,260	2,967
Computers - 0.03%
Oberthur Technologies of America Corp,					$9,140
Term Loan B2			Insurance - 0.05%
4.50%, 10/18/2019(c)	1,270	1,239	Asurion LLC, Term Loan
			8.50%, 02/19/2021(c)	1,850	1,556
			Asurion LLC, Term Loan B1
Consumer Products - 0.07%			5.00%, 05/24/2019(c)	209	196
Dell International LLC, Term Loan B2
4.00%, 04/29/2020(c)	3,130	3,120	Asurion LLC, Term Loan B2
			4.25%, 06/19/2020(c)	343	313
					$2,065
Diversified Financial Services - 0.06%
Delos Finance Sarl, Term Loan B			Internet - 0.03%
3.50%, 02/26/2021(c)	2,495	2,484	Zayo Group LLC, Term Loan B
			3.75%, 05/06/2021(c)	1,166	1,148

Electric - 0.08%
Energy Future Intermediate Holding Co LLC,			Lodging - 0.06%
DIP Term Loan			Hilton Worldwide Finance LLC, Term Loan
0.00%, 04/28/2016(c),(h)	3,050	3,037	B
Texas Competitive Electric Holdings Co LLC,			0.00%, 09/23/2020(c),(h)	2,415	2,409
Term Loan NONEXT
4.95%, 04/25/2015(c)	1,803	526
			Media- 0.15%
		$3,563	CCO Safari III LLC, Term Loan I
			3.50%, 01/23/2023(c)	950	948
Entertainment - 0.34%
CCM Merger Inc, Term Loan B			Numericable US LLC, Term Loan B1
4.50%, 07/30/2021(c)	2,865	2,847	4.50%, 04/23/2020(c)	456	438
Eldorado Resorts Inc, Term Loan B			Numericable US LLC, Term Loan B2
4.25%, 07/15/2022(c)	3,112	3,081	4.50%, 04/23/2020(c)	394	379
Lions Gate Entertainment Corp, Term Loan			Univision Communications Inc, Term Loan
B			C3
5.00%, 03/11/2022(c)	3,850	3,792	4.00%, 03/01/2020(c)	156	152
Peninsula Gaming LLC, Term Loan B			Univision Communications Inc, Term Loan
4.25%, 11/30/2017(c)	998	994	C4
			4.00%, 03/01/2020(c)	2,385	2,325

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Media (continued)			Software - 0.16%
WideOpenWest Finance LLC, Term Loan B			Activision Blizzard Inc, Term Loan B
4.50%, 04/01/2019(c)	$1,358	$1,320	3.25%, 07/26/2020(c)	$2,364	$2,363
WideOpenWest Finance LLC, Term Loan B1			Evergreen Skills Lux Sarl, Term Loan
3.75%, 07/17/2017(c)	740	722	3.75%, 04/08/2021(c)	2,218	2,118
		$6,284	First Data Corp, Term Loan B
			4.18%, 07/08/2022(c)	1,850	1,814
Mining - 0.04%			4.43%, 03/24/2021(c)	395	393
FMG Resources August 2006 Pty Ltd, Term					$6,688
Loan B
4.25%, 06/30/2019(c)	2,254	1,557	Telecommunications - 0.06%
			Altice Financing SA, Delay-Draw Term Loan
			DD
			5.50%, 07/03/2019(c)	964	957
Oil & Gas - 0.06%
Drillships Financing Holding Inc, Term Loan
B1			NTELOS Inc, Term Loan B	230	228
6.00%, 03/31/2021(c)	1,510	459	5.75%, 11/09/2019 (c)
			T-Mobile USA Inc, Term Loan B
Seadrill Operating LP, Term Loan B			3.50%, 11/03/2022(c)	1,200	1,200
4.00%, 02/12/2021(c)	5,069	2,012
		$2,471			$2,385

			Trucking & Leasing - 0.04%
Oil & Gas Services - 0.07%			Fly Funding II Sarl, Term Loan
Navios Maritime Midstream Partners LP,			3.50%, 08/09/2019(c)	1,522	1,503
Term Loan B
5.50%, 06/15/2020(c)	3,025	2,979
Seventy Seven Operating LLC, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$137,972
3.75%, 06/17/2021(c)	231	131	U.S. GOVERNMENT & GOVERNMENT	Principal
		$3,110	AGENCY OBLIGATIONS - 37.12%	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC) -
Packaging & Containers - 0.05%			3.87%
Berry Plastics Group Inc, Term Loan F			2.09%, 06/01/2043(c)	$1,295	$1,336
4.00%, 09/16/2022(c)	1,349	1,341	2.27%, 12/01/2035(c)	45	47
SIG Combibloc PurchaseCo Sarl, Term Loan			2.49%, 01/01/2034(c)	48	49
B			2.50%, 07/01/2034(c)	16	17
4.25%, 03/11/2022(c)	665	657	2.52%, 05/01/2037(c)	310	329
		$1,998	2.80%, 07/01/2043(c)	6,358	6,559
			3.00%, 01/01/2043	4,128	4,228
Pharmaceuticals - 0.22%			3.00%, 02/01/2043	1,671	1,708
DPx Holdings BV, Term Loan B			3.50%, 02/01/2042(i)	32,000	33,450
4.25%, 01/22/2021(c)	2,218	2,121
			3.50%, 06/01/2044	1,582	1,658
Endo Luxembourg Finance I Co Sarl, Term			3.50%, 05/01/2045	28,751	30,155
Loan B			3.50%, 10/01/2045	17,709	18,620
3.75%, 06/24/2022(c)	2,135	2,107
			4.00%, 02/01/2043(i)	2,100	2,242
Grifols Worldwide Operations USA Inc, Term			4.00%, 02/01/2044	16,810	18,042
Loan B			4.00%, 10/01/2044	4,466	4,792
3.43%, 03/05/2021(c)	1,811	1,804
			4.50%, 04/01/2031	1,612	1,763
Valeant Pharmaceuticals International Inc,			4.50%, 04/01/2041	9,488	10,333
Term Loan BE1			5.00%, 03/01/2018	190	197
3.75%, 08/05/2020(c)	1,712	1,643
			5.00%, 05/01/2018	137	142
Valeant Pharmaceuticals International Inc,			5.00%, 10/01/2018	106	109
Term Loan BF1			5.00%, 01/01/2019	157	164
4.00%, 04/01/2022(c)	1,737	1,670
			5.00%, 06/01/2031	1,293	1,428
		$9,345	5.00%, 02/01/2039	1,454	1,594
REITS- 0.12%			5.00%, 09/01/2039	3,313	3,688
iStar Inc, Term Loan A2			5.00%, 08/01/2040	3,136	3,470
7.00%, 03/19/2017(c)	4,999	4,974	5.00%, 03/01/2041	3,870	4,299
			5.50%, 03/01/2018	61	62
			5.50%, 08/01/2023	806	889
Retail - 0.21%			5.50%, 05/01/2033	107	120
Academy Ltd, Term Loan B			5.50%, 10/01/2033	88	98
5.00%, 06/16/2022(c)	2,520	2,410
			5.50%, 12/01/2033	1,128	1,279
Dollar Tree Inc, Term Loan B2			5.50%, 11/01/2036	935	1,053
4.19%, 07/06/2022(c)	2,010	2,000
			5.50%, 04/01/2038	386	437
Michaels Stores Inc, Term Loan B			5.50%, 08/01/2038	711	816
4.00%, 01/20/2028(c)	2,370	2,336
			5.50%, 03/01/2040	1,120	1,265
PetSmart Inc, Term Loan B			6.00%, 07/01/2017	4	5
4.26%, 03/11/2022(c)	1,953	1,890
			6.00%, 03/01/2022	31	35
		$8,636	6.00%, 07/01/2023	374	421
Semiconductors - 0.22%			6.00%, 06/01/2028	5	5
Avago Technologies Cayman Finance Ltd,			6.00%, 01/01/2029	2	2
Term Loan B-1			6.00%, 03/01/2031	16	18
0.00%, 11/11/2022(c),(h)	5,005	4,921	6.00%, 12/01/2031	50	57
NXP BV, Term Loan B			6.00%, 12/01/2032	51	58
3.75%, 11/05/2020(c)	4,255	4,245	6.00%, 02/01/2033	147	166
		$9,166	6.00%, 12/01/2033	63	73

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 10/01/2036(c)	$440	$501	3.50%, 11/01/2044	$6,069	$6,367
6.00%, 12/01/2037(c)	234	263	3.50%, 03/01/2045	12,817	13,510
6.00%, 01/01/2038(c)	80	92	3.50%, 04/01/2045	5,700	5,987
			4.00%, 08/01/2020	1,313	1,375
6.00%, 01/01/2038	504	584	4.00%, 01/01/2029	3,545	3,754
6.00%, 07/01/2038	2,032	2,343
6.50%, 06/01/2017	18	19	4.00%, 02/01/2031	588	634
			4.00%, 03/01/2034	1,243	1,348
6.50%, 03/01/2029	9	11	4.00%, 04/01/2034	6,623	7,166
6.50%, 03/01/2029	1	1
6.50%, 05/01/2029	13	15	4.00%, 05/01/2044	6,386	6,870
			4.00%, 02/01/2045	458	490
6.50%, 04/01/2031	6	7	4.00%, 03/01/2045	6,957	7,440
6.50%, 06/01/2031	1	1
6.50%, 09/01/2031	4	5	4.00%, 10/01/2045	8,487	9,111
			4.00%, 10/01/2045	4,562	4,883
6.50%, 02/01/2032	1	1	4.00%, 02/01/2046(i)	70,755	75,591
6.50%, 02/01/2032	4	5	4.50%, 04/01/2024	2,113	2,260
6.50%, 05/01/2032	17	19	4.50%, 02/01/2043 (i)	10,000	10,870
6.50%, 04/01/2035	113	137	4.50%, 04/01/2044	5,672	6,166
6.50%, 10/01/2035	80	93
7.00%, 12/01/2029	9	10	4.50%, 12/01/2044	17,301	18,818
			4.50%, 11/01/2045	2,327	2,544
7.00%, 06/01/2030	14	15	5.00%, 03/01/2018	62	64
7.00%, 12/01/2030	11	12
7.00%, 09/01/2031	2	2	5.00%, 09/01/2033	7,133	7,883
			5.00%, 02/01/2035	3,650	4,064
7.50%, 09/01/2030	2	3	5.00%, 05/01/2039	2,382	2,650
7.50%, 09/01/2030	2	2
7.50%, 01/01/2031	13	17	5.00%, 04/01/2040	688	764
			5.00%, 06/01/2040	207	229
7.50%, 03/01/2031	3	4	5.00%, 05/01/2041	3,946	4,371
7.50%, 02/01/2032	6	6
8.00%, 09/01/2030	52	56	5.00%, 06/01/2041	4,456	4,979
			5.00%, 10/01/2041	5,482	6,070
		$161,502	5.50%, 09/01/2017	9	10
Federal National Mortgage Association (FNMA) - 12.75%			5.50%, 10/01/2017	11	11
1.82%, 10/01/2034(c)	177	184	5.50%, 06/01/2020	170	177
2.05%, 09/01/2038(c)	1,540	1,616	5.50%, 09/01/2020	822	883
2.23%, 02/01/2036(c)	39	41	5.50%, 02/01/2023	59	66
2.25%, 04/01/2036(c)	263	279	5.50%, 06/01/2023	153	170
2.30%, 07/01/2033(c)	942	989	5.50%, 07/01/2023	5	5
2.31%, 03/01/2035(c)	251	267	5.50%, 07/01/2033	206	230
2.33%, 01/01/2033(c)	90	94	5.50%, 09/01/2033	253	284
2.38%, 07/01/2034(c)	339	360	5.50%, 08/01/2036	2,246	2,517
2.45%, 12/01/2032(c)	100	105	5.50%, 02/01/2037	132	149
2.49%, 08/01/2035(c)	235	251	5.50%, 04/01/2038	4,187	4,733
2.50%, 04/01/2028	4,282	4,399	5.50%, 12/01/2038	1,777	2,024
2.50%, 06/01/2028	285	293	5.50%, 05/01/2040	920	1,026
2.50%, 09/01/2029	1,366	1,401	6.00%, 02/01/2023	24	27
2.50%, 03/01/2030	15,076	15,433	6.00%, 02/01/2038(c)	976	1,106
2.50%, 02/01/2031(i)	19,600	20,040	6.00%, 05/01/2038	156	176
2.59%, 12/01/2036(c)	512	540	6.00%, 08/01/2038	713	820
2.76%, 04/01/2033(c)	179	189	6.00%, 08/01/2038	237	268
2.88%, 03/01/2035(c)	3,969	4,236	6.00%, 03/01/2040	5,719	6,493
3.00%, 02/01/2027(i)	27,000	28,137	6.50%, 02/01/2017	1	1
3.00%, 07/01/2028	7,717	8,060	6.50%, 03/01/2017	1	1
3.00%, 10/01/2029	1,649	1,721	6.50%, 08/01/2017	12	12
3.00%, 10/01/2030	6,767	7,065	6.50%, 05/01/2022	10	11
3.00%, 08/01/2034	8,517	8,878	6.50%, 12/01/2031	8	9
3.00%, 10/01/2034	4,335	4,518	6.50%, 02/01/2032	2	2
3.00%, 12/01/2040	229	234	6.50%, 02/01/2032	3	4
3.00%, 11/01/2042	734	752	6.50%, 04/01/2032	8	9
3.00%, 03/01/2043	6,351	6,494	6.50%, 06/01/2032	2	3
3.00%, 04/01/2043	34,543	35,321	6.50%, 08/01/2032	21	24
3.00%, 04/01/2043	827	846	6.50%, 07/01/2037	648	778
3.00%, 05/01/2043	1,253	1,283	6.50%, 07/01/2037	462	550
3.00%, 05/01/2043	8,103	8,284	6.50%, 12/01/2037	597	691
3.00%, 08/01/2043	5,237	5,355	6.50%, 02/01/2038	488	572
3.00%, 02/01/2046(i)	4,000	4,083	6.50%, 03/01/2038	294	336
3.36%, 04/01/2041(c)	1,202	1,269	6.50%, 09/01/2038	933	1,068
3.50%, 02/01/2027(i)	9,450	9,987	7.00%, 02/01/2032	17	19
3.50%, 10/01/2033	5,143	5,455	7.00%, 03/01/2032	49	57
3.50%, 08/01/2034	3,830	4,059	7.50%, 08/01/2032	11	13
3.50%, 01/01/2041	409	429			$531,675
3.50%, 02/01/2043(i)	80,125	83,914	Government National Mortgage Association (GNMA) -
3.50%, 05/01/2043	580	611	7.15%
3.50%, 07/01/2043	2,847	3,002	1.50%, 07/20/2043(c)	1,185	1,203
3.50%, 09/01/2044	9,126	9,608	3.00%, 06/20/2043	5,390	5,586

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury (continued)
				2.13%, 05/15/2025	$15,285	$15,560
3.00%, 01/20/2045	$2,885	$2,980		2.25%, 11/15/2025	40	41
3.00%, 01/20/2046	9,500	9,813
3.00%, 02/01/2046	32,000	33,005		2.38%, 05/31/2018	350	362
3.00%, 02/01/2046(i)	6,600	6,801		2.38%, 08/15/2024	325	338
3.50%, 02/01/2042(i)	15,200	16,004		2.50%, 02/15/2045	450	426
3.50%, 03/15/2042	2,038	2,159		2.88%, 08/15/2045	2,690	2,749
				3.00%, 11/15/2044	23,400	24,539
3.50%, 04/15/2042	533	562		3.00%, 05/15/2045	2,545	2,667
3.50%, 04/15/2042	1,980	2,092
3.50%, 10/15/2042	2,297	2,442		3.13%, 02/15/2042	25	27
				3.25%, 12/31/2016	150	154
3.50%, 06/15/2043	11,717	12,432		3.38%, 05/15/2044	495	558
3.50%, 01/20/2045	1,301	1,374		3.75%, 11/15/2043(k)	37,035	44,846
3.50%, 02/01/2046	93,500	98,613		3.88%, 08/15/2040	44,545	54,528
4.00%, 02/01/2042	25,000	26,722		4.38%, 05/15/2040	12,140	15,980
4.00%, 02/15/2042	1,651	1,783
4.00%, 02/01/2043(i)	25,000	26,704		4.50%, 02/15/2036	175	234
				4.75%, 02/15/2041	70	97
4.00%, 04/15/2045	6,827	7,296		6.25%, 05/15/2030	100	150
4.50%, 06/20/2025	5,412	5,807
4.50%, 09/15/2039	607	672				$484,256
4.50%, 03/15/2040	5,689	6,199	U.S. Treasury Bill - 0.96%
4.50%, 02/01/2043(i)	10,000	10,851		0.34%, 05/26/2016(l)	40,000	39,955
4.50%, 01/20/2044	5,786	6,242
5.00%, 11/15/2033	3,117	3,481
5.00%, 06/15/2034	66	74	U.S. Treasury Inflation-Indexed Obligations - 0.78%
5.00%, 10/20/2039	319	353		0.13%, 04/15/2019	4,153	4,175
5.00%, 07/20/2040	480	522		0.13%, 01/15/2022	4,614	4,559
5.00%, 02/15/2042	2,401	2,668		0.13%, 07/15/2024	8,796	8,530
5.50%, 10/15/2033	1,076	1,234		0.25%, 01/15/2025	15,972	15,557
5.50%, 05/20/2035	121	135				$32,821
5.50%, 02/15/2038	1,431	1,600	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 07/20/2028	52	59	OBLIGATIONS			$1,548,346
6.00%, 11/20/2028	45	51	Total Investments			$4,673,641
6.00%, 01/20/2029	51	59	Liabilities in Excess of Other Assets, Net - (12.07)%			$(503,183)
6.00%, 07/20/2029	11	13	TOTAL NET ASSETS - 100.00%			$4,170,458
6.00%, 08/15/2031	21	24
6.00%, 01/15/2032	5	5
6.00%, 02/15/2032	41	47	(a)	Perpetual security. Perpetual securities pay an indefinite stream of
6.00%, 02/15/2033	45	51		interest, but they may be called by the issuer at an earlier date.
6.00%, 12/15/2033	50	57	(b)	Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 03/20/2028	9	11		1933. These securities may be resold in transactions exempt from
6.50%, 05/20/2029	9	10		registration, normally to qualified institutional buyers. At the end of the
6.50%, 02/20/2032	4	5		period, the value of these securities totaled $792,088 or 18.99% of net
6.50%, 10/15/2032	27	31		assets.
6.50%, 12/15/2032	92	106	(c)	Variable Rate. Rate shown is in effect at January 31, 2016.
7.00%, 06/15/2031	17	20	(d)	Security purchased on a when-issued basis.
7.00%, 07/15/2031	2	2	(e)	Non-Income Producing Security
7.00%, 06/15/2032	144	169	(f)	Payment in kind; the issuer has the option of paying additional securities
8.00%, 01/20/2031	6	8		in lieu of cash.
		$298,137	(g)	Fair value of these investments is determined in good faith by the Manager
				under procedures established and periodically reviewed by the Board of
U.S. Treasury - 11.61%				Directors. At the end of the period, the fair value of these securities totaled
0.50%, 09/30/2016	350	350		$6,789 or 0.16% of net assets.
0.50%, 11/30/2016	10,080	10,072	(h)	This Senior Floating Rate Note will settle after January 31, 2016, at which
0.50%, 04/30/2017	2,100	2,095		time the interest rate will be determined.
0.63%, 08/15/2016	23,145	23,158	(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
0.88%, 11/30/2017	380	381		Notes to Financial Statements for additional information.
0.88%, 07/15/2018	8,570	8,566	(j)	Security or a portion of the security was pledged to cover margin
1.25%, 11/30/2018	250	252		requirements for swap and/or swaption contracts. At the end of the period,
1.25%, 01/31/2019	300	302		the value of these securities totaled $6,990 or 0.17% of net assets.
1.25%, 01/31/2020	8,019	8,031	(k)	Security or a portion of the security was pledged to cover margin
1.38%, 12/31/2018(j)	73,220	74,047		requirements for futures contracts. At the end of the period, the value of
1.38%, 01/31/2020	85,000	85,558		these securities totaled $1,819 or 0.04% of net assets.
1.38%, 03/31/2020	13,650	13,727	(l)	Rate shown is the discount rate of the original purchase.
1.38%, 04/30/2020	12,450	12,515
1.50%, 01/31/2022	2,025	2,020
1.75%, 09/30/2019	25,130	25,679
1.75%, 10/31/2020	1,000	1,018
1.75%, 04/30/2022	1,230	1,242
1.88%, 11/30/2021	30,000	30,618
2.00%, 05/31/2021	4,540	4,675
2.13%, 08/31/2020	6,075	6,293
2.13%, 12/31/2021	95	98
2.13%, 12/31/2022	10,000	10,303

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
January 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector				Percent
Mortgage Securities				32.09%
Financial				15.14%
Government				14.36%
Asset Backed Securities				12.09%
Consumer, Non-cyclical				7.28%
Exchange Traded Funds				6.36%
Consumer, Cyclical				6.00%
Communications				4.93%
Utilities				3.57%
Industrial				3.22%
Energy				3.02%
Technology				2.07%
Basic Materials				1.88%
Diversified				0.06%
Liabilities in Excess of Other Assets, Net				(12.07)%
TOTAL NET ASSETS				100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/				Upfront		Unrealized
		Receive		Expiration		Premiums		Appreciation/
Reference Entity		Fixed Rate		Date	Notional Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.NA.HY.24			(5.00)%	06/20/2020	$64,449	$(3,506	) $	1,933	$(1,573)
CDX.NA.HY.25			(5.00)%	12/20/2020	55,000	(183)		330	147
CDX.NA.HY.25			(5.00)%	12/20/2020	55,000	257		(110)	147
Total						$(3,432	) $	2,153	$(1,279)

Amounts in thousands

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept			In Exchange For	Fair Value		Asset	Liability
Brown Brothers Harriman & Co	03/09/2016	EUR		58,000	$64	$63		$—	$(1)
Brown Brothers Harriman & Co	03/09/2016	JPY		53,390,181	434	441		7	—
Total								$7	$(1)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver			In Exchange For	Fair Value		Asset	Liability
Brown Brothers Harriman & Co	02/09/2016	EUR		17,220,463	$18,780	$18,657		$123	$—
Brown Brothers Harriman & Co	02/09/2016	GBP		4,041,587	5,880	5,759		121	—
Brown Brothers Harriman & Co	03/09/2016	AUD		407,656	298	288		10	—
Brown Brothers Harriman & Co	03/09/2016	CAD		615,052	460	439		21	—
Brown Brothers Harriman & Co	03/09/2016	CHF		62,034	63	61		2	—
Brown Brothers Harriman & Co	03/09/2016	DKK		847,114	124	123		1	—
Brown Brothers Harriman & Co	03/09/2016	EUR		7,181,591	7,826	7,786		40	—
Brown Brothers Harriman & Co	03/09/2016	GBP		1,015,003	1,533	1,446		87	—
Brown Brothers Harriman & Co	03/09/2016	JPY		630,076,624	5,126	5,209		—	(83)
Brown Brothers Harriman & Co	03/09/2016	MXN		15,930,597	928	876		52	—
Brown Brothers Harriman & Co	03/09/2016	PLN		391,853	98	96		2	—
Brown Brothers Harriman & Co	03/09/2016	SEK		848,345	100	99		1	—
Total								$460	$(83)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type	Long/Short			Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
US 10 Year Note; March 2016		Long		281	$35,454 $			36,411	$957
US 2 Year Note; March 2016		Short		72	15,664			15,741	(77)
US 5 Year Note; March 2016		Short		55	6,523			6,637	(114)
US Long Bond; March 2016		Short		47	7,199			7,568	(369)
US Ultra Bond; March 2016		Long		281	44,232			46,699	2,467
Total									$2,864

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 95.71%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.40%			Chemicals (continued)
WPP PLC	1,095,469	$23,824	Yara International ASA	421,787	$15,990
					$97,263

Aerospace & Defense - 0.85%			Commercial Services - 1.03%
Safran SA	513,965	33,296	Ashtead Group PLC	1,356,705	17,502
Thales SA	221,304	16,844	Ritchie Bros Auctioneers Inc	501,100	11,439
		$50,140	TAL Education Group ADR(a)	661,399	31,727
					$60,668
Agriculture - 1.03%
Imperial Tobacco Group PLC	543,974	29,454	Computers - 0.49%
KT&G Corp	359,229	31,111	Cap Gemini SA	318,690	29,122
		$60,565

Airlines - 1.33%			Diversified Financial Services - 2.05%
easyJet PLC	183,188	4,061	Euronext NV (c)	228,658	11,084
International Consolidated Airlines Group SA	2,745,383	21,188	Intermediate Capital Group PLC	1,269,232	10,581
Ryanair Holdings PLC ADR	680,632	53,327	Macquarie Group Ltd	976,440	50,366
		$78,576	ORIX Corp	2,984,190	42,204
			Paragon Group of Cos PLC/The	1,554,090	7,005
Automobile Manufacturers - 4.44%					$121,240
Daimler AG	456,752	31,979
Fuji Heavy Industries Ltd	997,800	40,833	Electric - 2.22%
Honda Motor Co Ltd	453,100	12,282	Enel SpA	7,259,117	29,803
Maruti Suzuki India Ltd	447,449	27,118	Iberdrola SA	7,805,779	54,869
Renault SA	461,940	39,197	Korea Electric Power Corp	1,063,085	46,668
Toyota Motor Corp	1,844,237	111,078			$131,340
		$262,487	Electrical Components & Equipment - 0.26%
Automobile Parts & Equipment - 1.17%			Prysmian SpA	747,050	15,371
Bridgestone Corp	655,697	23,888
Continental AG	216,665	45,467	Electronics - 2.53%
		$69,355	Hon Hai Precision Industry Co Ltd	22,276,526	52,408
Banks - 10.71%			Hoya Corp	1,277,404	49,311
Axis Bank Ltd	4,034,449	24,474	Murata Manufacturing Co Ltd	411,641	47,613
Bank of Ireland (a)	60,554,616	19,971			$149,332
Bank of Kyoto Ltd/The	1,441,274	11,181	Energy - Alternate Sources - 0.62%
Bank of Montreal	801,133	43,016	Vestas Wind Systems A/S	562,558	36,811
Canadian Imperial Bank of Commerce/Canada	385,400	25,101
China Construction Bank Corp	46,162,272	28,182
Commonwealth Bank of Australia	511,245	28,898	Engineering & Construction - 1.67%
Danske Bank A/S	1,153,245	31,035	Acciona SA	157,121	12,070
Erste Group Bank AG (a)	465,892	13,458	Promotora y Operadora de Infraestructura	1,135,107	13,047
HDFC Bank Ltd ADR	175,139	10,566	SAB de CV
HDFC Bank Ltd (b)	342,386	6,243	Skanska AB	1,034,769	19,964
KBC Groep NV	559,143	32,043	Vinci SA	794,319	53,813
Mediobanca SpA	3,088,142	24,749			$98,894
Mitsubishi UFJ Financial Group Inc	10,604,276	54,378	Entertainment - 0.25%
Mizuho Financial Group Inc	27,136,830	46,953	Betfair Group PLC	239,122	14,972
Nordea Bank AB	4,545,021	45,767
Royal Bank of Canada	869,759	45,043
Skandinaviska Enskilda Banken AB	3,422,283	32,986	Food - 3.35%
Svenska Handelsbanken AB	1,782,217	22,425	Delhaize Group	451,626	47,402
Toronto-Dominion Bank/The	1,856,934	70,452	Ezaki Glico Co Ltd	337,089	18,425
Yes Bank Ltd	1,413,838	15,663	Greencore Group PLC	2,638,636	14,658
		$632,584	Gruma SAB de CV	1,458,587	21,986
			Nestle SA	1,106,331	81,506
Beverages - 1.41%			Uni-President Enterprises Corp	8,175,840	13,672
Ambev SA	5,485,200	25,590			$197,649
Anheuser-Busch InBev SA/NV	456,767	57,445
		$83,035	Forest Products & Paper - 0.65%
			Mondi PLC	1,785,145	29,103
Biotechnology - 1.12%			Smurfit Kappa Group PLC	430,690	9,345
China Biologic Products Inc (a)	105,363	13,515
					$38,448
CSL Ltd	440,617	32,821
Genmab A/S (a)	157,375	19,763	Gas - 0.50%
		$66,099	National Grid PLC	2,084,373	29,366

Building Materials - 1.23%
CRH PLC	1,753,493	46,510	Hand & Machine Tools - 0.27%
Kingspan Group PLC	1,013,615	26,048	Fuji Electric Co Ltd	4,577,737	15,914
		$72,558

Chemicals - 1.65%			Healthcare - Services - 1.46%
Evonik Industries AG	800,598	24,716	Fresenius SE & Co KGaA	727,006	48,242
Givaudan SA (a)	14,546	27,240	ICON PLC (a)	199,942	13,210
Lonza Group AG (a)	191,363	29,317	Netcare Ltd	4,466,070	9,503

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Private Equity - 0.41%
Ramsay Health Care Ltd	347,929	$15,106	3i Group PLC	3,828,205	$24,272
		$86,061

Home Builders - 2.82%			Real Estate - 2.72%
Barratt Developments PLC	4,916,273	42,170	Brookfield Asset Management Inc	2,680,402	80,915
Persimmon PLC (a)	835,932	24,392	Cheung Kong Property Holdings Ltd	3,162,840	17,144
Sekisui House Ltd	2,693,668	42,401	Deutsche Wohnen AG	908,277	23,946
Taylor Wimpey PLC	20,972,493	57,829	Vonovia SE	927,653	28,273
		$166,792	Wheelock & Co Ltd	2,771,631	10,611
					$160,889
Home Furnishings - 1.03%
Howden Joinery Group PLC	2,946,496	21,105	REITS - 0.24%
Steinhoff International Holdings NV	8,280,516	39,773	Segro PLC	2,228,428	13,985
		$60,878

Insurance - 6.07%			Retail - 6.38%
AXA SA	1,923,797	47,542	Alimentation Couche-Tard Inc	1,984,546	86,386
BB Seguridade Participacoes SA	3,322,900	19,216	CK Hutchison Holdings Ltd	4,586,989	57,313
Direct Line Insurance Group PLC	8,864,150	47,614	Dollarama Inc	1,080,216	57,963
Fairfax Financial Holdings Ltd	55,071	28,355	GS Retail Co Ltd	362,706	19,893
Hannover Rueck SE	495,032	52,101	Next PLC	279,685	27,721
Legal & General Group PLC	8,393,549	29,296	Pandora A/S	587,858	78,647
NN Group NV	663,897	22,492	Travis Perkins PLC	462,435	12,100
PICC Property & Casualty Co Ltd	7,091,775	12,131	Wal-Mart de Mexico SAB de CV	14,540,178	36,499
Sampo Oyj	637,204	30,856			$376,522
SCOR SE	701,410	24,450	Semiconductors - 2.91%
Tokio Marine Holdings Inc	1,242,750	44,465	ARM Holdings PLC	2,000,365	28,536
		$358,518	Infineon Technologies AG	2,383,296	31,892
Internet - 1.83%			Samsung Electronics Co Ltd	50,198	48,564
Alibaba Group Holding Ltd ADR(a)	261,126	17,503	Taiwan Semiconductor Manufacturing Co Ltd	14,633,544	63,011
Auto Trader Group PLC (c)	3,909,467	21,947			$172,003
Tencent Holdings Ltd	3,665,932	68,871	Software - 1.67%
		$108,321	HCL Technologies Ltd	1,131,594	14,517
Investment Companies - 0.88%			SAP SE	640,612	51,047
Investor AB	1,544,334	51,731	UBISOFT Entertainment (a)	1,198,668	32,924
					$98,488

Leisure Products & Services - 0.23%			Telecommunications - 8.10%
Yamaha Motor Co Ltd	665,617	13,333	Bharti Infratel Ltd	3,485,622	18,667
			BT Group PLC	10,024,316	69,766
			China Mobile Ltd	5,061,546	55,597
Media - 1.78%			China Telecom Corp Ltd	63,083,444	29,671
ITV PLC	18,142,529	69,357	Deutsche Telekom AG	3,674,076	63,976
ProSiebenSat.1 Media SE	713,389	35,643	KDDI Corp	2,096,438	53,087
		$105,000	Nippon Telegraph & Telephone Corp	1,646,663	70,103
Miscellaneous Manufacturers - 1.18%			NTT DOCOMO Inc	1,768,700	39,226
FUJIFILM Holdings Corp	1,074,620	41,521	Orange SA	3,260,938	57,900
Largan Precision Co Ltd	392,000	28,135	Proximus SADP	582,255	20,127
		$69,656			$478,120

Oil & Gas - 3.95%			Transportation - 1.87%
Bharat Petroleum Corp Ltd	1,373,747	18,107	Canadian National Railway Co	1,110,648	60,214
Caltex Australia Ltd	1,721,284	46,032	East Japan Railway Co	443,600	40,775
Canadian Natural Resources Ltd	1,465,500	31,373	Euronav NV	791,794	9,541
Lukoil PJSC ADR	670,025	22,795			$110,530
Statoil ASA	2,057,812	28,158	Water - 0.56%
Suncor Energy Inc	1,606,532	38,050	Veolia Environnement SA	1,377,981	33,222
TOTAL SA	1,095,650	48,670
		$233,185	TOTAL COMMON STOCKS		$5,652,512
Pharmaceuticals - 7.32%			INVESTMENT COMPANIES - 3.70%	Shares Held Value (000's)
Actelion Ltd (a)	227,786	30,018
			Publicly Traded Investment Fund - 3.70%
Bayer AG	17,460	1,965
BTG PLC (a)	1,887,708	15,820	Goldman Sachs Financial Square Funds -	218,447,056	218,447
Novartis AG	794,536	61,555	Government Fund
Novo Nordisk A/S	1,877,560	104,896	TOTAL INVESTMENT COMPANIES		$218,447
Roche Holding AG	481,459	124,710
Shire PLC	999,207	56,048
Teva Pharmaceutical Industries Ltd ADR	606,087	37,262
		$432,274

Pipelines - 1.07%
Keyera Corp	463,860	12,715
TransCanada Corp	1,451,427	50,404
		$63,119

See accompanying notes

		Schedule of Investments
		Diversified International Fund
		January 31, 2016 (unaudited)

PREFERRED STOCKS - 0.18%	Shares Held	Value (000's)
Chemicals - 0.18%
FUCHS PETROLUB SE	264,362	$10,842

TOTAL PREFERRED STOCKS		$10,842
Total Investments		$5,881,801
Other Assets in Excess of Liabilities, Net - 0.41%		$24,234
TOTAL NET ASSETS - 100.00%		$5,906,035

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $6,243 or 0.11% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $33,031 or 0.56% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	13.86%
United Kingdom	11.26%
Canada	10.84%
Germany	7.60%
France	7.04%
Switzerland	6.00%
Denmark	4.59%
Ireland	4.05%
United States	3.70%
China	3.42%
Australia	2.94%
Sweden	2.93%
Belgium	2.82%
Taiwan, Province Of China	2.67%
Korea, Republic Of	2.48%
Hong Kong	2.38%
India	2.31%
South Africa	1.32%
Mexico	1.21%
Italy	1.18%
Spain	1.13%
Brazil	0.77%
Norway	0.75%
Israel	0.63%
Netherlands	0.57%
Finland	0.52%
Russian Federation	0.39%
Austria	0.23%
Other Assets in Excess of Liabilities, Net	0.41%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Equity Income Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 98.06%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.19%			Gas - 1.24%
Lockheed Martin Corp	280,113	$59,104	Sempra Energy	657,629	$62,310
Raytheon Co	394,613	50,605
		$109,709	Healthcare - Products - 4.02%
Apparel - 1.13%			Abbott Laboratories	2,026,922	76,719
VF Corp	908,023	56,842	Becton Dickinson and Co	338,294	49,178
			Medtronic PLC	992,544	75,354
					$201,251
Automobile Manufacturers - 1.44%
PACCAR Inc	1,472,187	72,240	Insurance - 5.92%
			Allstate Corp/The	731,787	44,346
			Chubb Ltd	1,260,690	142,546
Automobile Parts & Equipment - 2.22%			MetLife Inc	2,057,173	91,853
Autoliv Inc	666,792	68,533	Swiss Re AG ADR	774,152	17,961
Johnson Controls Inc	1,195,333	42,876			$296,706
		$111,409
			Machinery - Diversified - 2.19%
Banks - 9.58%			Deere & Co	1,423,226	109,603
Australia & New Zealand Banking Group Ltd	184,352	3,202
ADR
Bank of Nova Scotia/The	1,076,344	43,958	Media - 0.38%
Grupo Financiero Santander Mexico SAB de	2,389,476	18,327	Walt Disney Co/The	197,454	18,920
CV ADR
JPMorgan Chase & Co	1,955,790	116,370	Miscellaneous Manufacturers - 2.06%
M&T Bank Corp	325,368	35,849	3M Co	207,894	31,392
PNC Financial Services Group Inc/The	1,126,982	97,653	Parker-Hannifin Corp	739,531	71,853
US Bancorp	1,873,623	75,057			$103,245
Wells Fargo & Co	1,781,359	89,478
		$479,894	Oil & Gas - 9.55%
			Chevron Corp	708,718	61,283
Beverages - 0.82%			Cimarex Energy Co	668,184	62,141
Coca-Cola Co/The	953,488	40,924	Exxon Mobil Corp	968,264	75,379
			HollyFrontier Corp	450,849	15,766
Chemicals - 1.80%			Marathon Petroleum Corp	2,153,535	89,996
Air Products & Chemicals Inc	332,306	42,107	Occidental Petroleum Corp	1,400,551	96,400
EI du Pont de Nemours & Co	575,140	30,344	Royal Dutch Shell PLC - B shares ADR	1,755,642	77,477
PPG Industries Inc	186,342	17,725			$478,442
		$90,176	Pharmaceuticals - 8.29%
Computers - 4.31%			GlaxoSmithKline PLC ADR	128,039	5,287
Accenture PLC - Class A	174,081	18,372	Johnson & Johnson	615,926	64,327
Apple Inc	1,261,092	122,755	Merck & Co Inc	1,360,804	68,952
EMC Corp/MA	2,198,075	54,446	Novartis AG ADR	722,254	56,314
International Business Machines Corp	162,528	20,282	Pfizer Inc	2,418,873	73,751
		$215,855	Roche Holding AG ADR	2,614,024	84,747
			Teva Pharmaceutical Industries Ltd ADR	1,005,668	61,829
Distribution & Wholesale - 0.85%					$415,207
Genuine Parts Co	493,524	42,527
			Pipelines - 2.32%
			Enterprise Products Partners LP	3,678,374	87,950
Diversified Financial Services - 5.80%			Kinder Morgan Inc/DE	1,719,553	28,287
BlackRock Inc	327,141	102,807			$116,237
Discover Financial Services	1,764,824	80,811
FNF Group	3,297,896	106,786	Private Equity - 1.01%
		$290,404	KKR & Co LP	3,697,672	50,399

Electric - 5.87%
Eversource Energy	1,370,128	73,713	REITS - 4.57%
NextEra Energy Inc	544,880	60,869	American Capital Agency Corp	2,569,164	43,856
WEC Energy Group Inc	1,339,654	73,989	Annaly Capital Management Inc	5,294,442	50,297
Xcel Energy Inc	2,240,060	85,615	Digital Realty Trust Inc	1,684,472	134,892
		$294,186			$229,045

Electrical Components & Equipment - 0.75%			Retail - 1.98%
Emerson Electric Co	818,565	37,638	Costco Wholesale Corp	252,170	38,108
			Starbucks Corp	879,124	53,424
			Tiffany & Co	118,980	7,596
Electronics - 1.06%					$99,128
Garmin Ltd	288,286	10,142
Honeywell International Inc	418,802	43,220	Semiconductors - 5.67%
		$53,362	Applied Materials Inc	3,716,256	65,592
			Maxim Integrated Products Inc	1,435,298	47,939
Food - 3.22%			Microchip Technology Inc	2,357,229	105,627
Kraft Heinz Co/The	761,697	59,458	Taiwan Semiconductor Manufacturing Co Ltd	2,900,872	64,835
Kroger Co/The	2,631,503	102,129	ADR
		$161,587			$283,993

See accompanying notes

Schedule of Investments Equity Income Fund January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000's)
Software - 1.03%
Microsoft Corp	933,580	$51,431

Telecommunications - 2.63%
BCE Inc	1,793,456	72,276
Verizon Communications Inc	1,192,793	59,604
		$131,880
Toys, Games & Hobbies - 2.26%
Hasbro Inc	1,526,569	113,394

Transportation - 1.90%
Norfolk Southern Corp	383,341	27,026
Union Pacific Corp	522,572	37,625
United Parcel Service Inc	327,376	30,511
		$95,162
TOTAL COMMON STOCKS		$4,913,106
INVESTMENT COMPANIES - 1.58%	Shares Held	Value(000's)
Publicly Traded Investment Fund - 1.58%
Morgan Stanley Institutional Liquidity Funds -	79,185,493	79,185
Government Portfolio

TOTAL INVESTMENT COMPANIES		$79,185
Total Investments		$4,992,291
Other Assets in Excess of Liabilities, Net - 0.36%		$18,102
TOTAL NET ASSETS - 100.00%		$5,010,393

Portfolio Summary (unaudited)

Sector	Percent
Financial	26.88%
Consumer, Non-cyclical	16.35%
Energy	11.87%
Technology	11.01%
Industrial	10.15%
Consumer, Cyclical	9.88%
Utilities	7.11%
Communications	3.01%
Basic Materials	1.80%
Exchange Traded Funds	1.58%
Other Assets in Excess of Liabilities, Net	0.36%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 19.90%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.00%			Computers - 0.09%
Multiplus SA	34,500	$273	Accenture PLC - Class A	46,617	$4,920
			Amdocs Ltd	17,615	964
			International Business Machines Corp	24,265	3,028
Aerospace & Defense - 0.03%					$8,912
BAE Systems PLC	350,695	2,594
			Cosmetics & Personal Care - 0.06%

Agriculture - 0.44%			Procter & Gamble Co/The	73,094	5,971
Altria Group Inc	18,503	1,131
Imperial Tobacco Group PLC	368,973	19,978	Diversified Financial Services - 0.06%
Philip Morris International Inc	265,954	23,939	Ashford Inc (a),(b)	1,934	103
		$45,048	Century Tokyo Leasing Corp	37,400	1,385
			Intermediate Capital Group PLC	150,756	1,257
Airlines - 0.00%			Macquarie Group Ltd	4,816	248
Air New Zealand Ltd	249,559	479	Tai Fook Securities Group Ltd	648,000	323
			Tokai Tokyo Financial Holdings Inc	130,300	732
Apparel - 0.01%			Urban & Civic PLC	472,923	1,799
Gunze Ltd	353,000	993			$5,847
Peak Sport Products Co Ltd	1,939,000	493	Electric - 3.18%
		$1,486	AES Corp/VA	523,759	4,976
Automobile Manufacturers - 0.10%			Alliant Energy Corp	88,002	5,750
Toyota Motor Corp	160,300	9,655	Ameren Corp	69,250	3,111
			Avangrid Inc (b)	115,000	4,422
			Avista Corp	37,512	1,389
Automobile Parts & Equipment - 0.05%			CMS Energy Corp	260,000	10,109
Bridgestone Corp	135,200	4,925	Dominion Resources Inc/VA	250,000	18,042
Norma Group SE	10,553	529	DTE Energy Co (a)	262,000	22,273
		$5,454	DUET Group	3,109,413	5,117
Banks - 0.66%			Duke Energy Corp	178,708	13,457
Bank of Montreal	156,300	8,392	Edison International	100,000	6,180
Bank of Nova Scotia/The	166,000	6,800	Enel SpA	974,628	4,001
Canadian Imperial Bank of Commerce/Canada	95,400	6,213	Eversource Energy (a)	398,132	21,419
Commonwealth Bank of Australia	52,447	2,965	Exelon Corp	375,261	11,096
Gunma Bank Ltd/The	116,000	642	FirstEnergy Corp	111,557	3,688
JPMorgan Chase & Co (a)	150,879	8,977	Iberdrola SA	1,602,963	11,267
Mizuho Financial Group Inc	968,100	1,675	Infraestructura Energetica Nova SAB de CV	170,000	667
National Australia Bank Ltd	83,269	1,654	Iren SpA	346,515	512
National Penn Bancshares Inc	251,837	2,871	ITC Holdings Corp (a)	851,569	33,978
PacWest Bancorp	121,615	4,465	NextEra Energy Inc (a)	272,882	30,483
Toronto-Dominion Bank/The	189,109	7,175	PG&E Corp	313,138	17,194
Webster Financial Corp	14,378	477	Pinnacle West Capital Corp (a)	35,000	2,321
Wells Fargo & Co (a)	265,390	13,331	Portland General Electric Co	27,285	1,061
Westpac Banking Corp	72,871	1,614	Power Assets Holdings Ltd	1,427,000	13,043
			PPL Corp (a)	518,000	18,161
		$67,251
			Public Service Enterprise Group Inc	105,315	4,350
Beverages - 0.11%			SCANA Corp (a)	343,000	21,592
Ambev SA	909,200	4,242	Southern Co/The	165,000	8,072
PepsiCo Inc	65,670	6,521	SSE PLC	431,638	8,956
		$10,763	WEC Energy Group Inc (a)	120,000	6,628
Building Materials - 0.02%			Xcel Energy Inc	219,641	8,395
Masco Corp	28,707	758			$321,710
Universal Forest Products Inc	13,153	906	Electrical Components & Equipment - 0.01%
		$1,664	Kung Long Batteries Industrial Co Ltd	185,000	762
Chemicals - 0.05%
LyondellBasell Industries NV	57,809	4,507	Electronics - 0.06%
Olin Corp	16,385	278	Hon Hai Precision Industry Co Ltd	1,911,300	4,497
		$4,785	Hu Lane Associate Inc	132,000	543
			Siix Corp	22,800	660
Commercial Services - 0.66%					$5,700
Abertis Infraestructuras SA	816,141	12,159
Atlantia SpA	255,682	6,699	Energy - Alternate Sources - 0.07%
CCR SA	3,121,500	9,974	NextEra Energy Partners LP	210,000	5,668
Cengage Learning Holdings II Inc (b)	34,465	672	Pattern Energy Group Inc	89,610	1,698
COSCO Pacific Ltd	5,298,000	6,014			$7,366
Hutchison Port Holdings Trust	11,276,939	5,388
Jiangsu Expressway Co Ltd	4,760,000	5,727	Engineering & Construction - 0.19%
			Aena SA (b),(c)	11,160	1,243
KAR Auction Services Inc	13,225	442
Macquarie Infrastructure Corp	14,541	975	BBA Aviation PLC	2,126,817	4,955
Programmed Maintenance Services Ltd	310,714	446	China Machinery Engineering Corp	391,000	270
Sabre Corp	37,000	948	Downer EDI Ltd	205,260	459
Transurban Group	2,300,209	17,734	Ferrovial SA	48,916	1,072
		$67,178	Fraport AG Frankfurt Airport Services	74,491	4,518
			Worldwide

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Insurance (continued)
Grupo Aeroportuario del Pacifico SAB de CV	267,203	$2,250	Validus Holdings Ltd	32,427	$1,435
Kandenko Co Ltd	156,000	951			$57,752
LendLease Group	200,000	1,868
NCC AB	45,821	1,555	Internet - 0.05%
		$19,141	Cogent Communications Holdings Inc	155,000	5,178

Entertainment - 0.02%
Regal Entertainment Group	44,753	772	Investment Companies - 0.01%
Vail Resorts Inc	7,333	917	New Mountain Finance Corp	40,224	473
			THL Credit Inc	46,765	454
		$1,689			$927

Environmental Control - 0.04%			Iron & Steel - 0.00%
Waste Management Inc	80,924	4,285	Schnitzer Steel Industries Inc	20,651	278

Food - 0.01%
Cal-Maine Foods Inc	21,588	1,089	Lodging - 0.03%
			Accor SA	54,000	2,051
			Star Entertainment Grp Ltd/The	160,997	621
Forest Products & Paper - 0.02%					$2,672
Stora Enso OYJ	190,624	1,553
			Media - 0.41%
			Charter Communications Inc (b)	72,000	12,338
Gas - 0.90%			Comcast Corp - Class A	160,000	8,914
Atmos Energy Corp	20,000	1,384	Houghton Mifflin Harcourt Co (b)	360,119	6,424
Gas Natural SDG SA	210,095	4,127	ProSiebenSat.1 Media SE	76,442	3,819
National Grid PLC	2,235,755	31,499	Time Warner Cable Inc	56,000	10,193
National Grid PLC ADR(a)	105,000	7,435			$41,688
NiSource Inc (a)	549,846	11,552
Rubis SCA	32,520	2,433	Mining - 0.06%
Sempra Energy	193,500	18,334	BHP Billiton PLC	376,307	3,654
Snam SpA	849,994	4,769	Boliden AB	36,661	510
			Mirabela Nickel Ltd (b),(d),(e)	26,307,311	1,545
UGI Corp	196,485	6,681
Vectren Corp	21,034	880			$5,709
Western Gas Equity Partners LP (a)	93,146	2,519
			Miscellaneous Manufacturers - 0.04%
		$91,613	AO Smith Corp	6,566	459
Hand & Machine Tools - 0.01%			General Electric Co	139,210	4,051
Basso Industry Corp (b)	621,900	1,213			$4,510
			Oil & Gas - 1.07%
Healthcare - Products - 0.02%			Antero Midstream Partners LP	261,494	5,193
CR Bard Inc	4,615	846	BP PLC	770,072	4,159
Fisher & Paykel Healthcare Corp Ltd	121,644	684	Caltex Australia Ltd	96,040	2,568
		$1,530	Chevron Corp	98,561	8,523
			ConocoPhillips (a)	137,609	5,378
Healthcare - Services - 0.02%			Denbury Resources Inc	103,762	162
HealthSouth Corp	29,017	1,039	EQT GP Holdings LP	70,085	1,514
Quest Diagnostics Inc	15,946	1,047	Exxon Mobil Corp (a)	364,888	28,406
		$2,086	Noble Corp plc	76,457	596
Holding Companies - Diversified - 0.06%			Royal Dutch Shell PLC ADR	465,000	20,428
China Merchants Holdings International Co	2,090,000	5,769	Royal Dutch Shell PLC - A Shares	70,000	1,529
Ltd			Royal Dutch Shell PLC - B Shares	227,752	4,962
			Statoil ASA	352,559	4,824
			Suncor Energy Inc	182,300	4,318
Home Builders - 0.03%			Tesoro Corp	9,166	800
Bellway PLC	14,606	580	TORC Oil & Gas Ltd	189,500	733
Berkeley Group Holdings PLC	11,822	598	TOTAL SA	170,076	7,555
Galliford Try PLC	24,524	521	Valero Energy Partners LP (d)	146,787	6,514
Sekisui House Ltd	114,200	1,797	Whitecap Resources Inc	112,340	614
		$3,496			$108,776

Insurance - 0.57%			Oil & Gas Services - 0.03%
American Financial Group Inc/OH	14,972	1,063	Targa Resources Corp	119,788	2,692
AXA SA	503,929	12,453
Beazley PLC	200,084	1,076
Direct Line Insurance Group PLC	1,447,782	7,777	Packaging & Containers - 0.02%
Everest Re Group Ltd	6,057	1,084	Sonoco Products Co	51,820	2,047
Hannover Rueck SE	60,478	6,365
Muenchener Rueckversicherungs-Gesellschaft	25,086	4,833	Pharmaceuticals - 0.59%
AG in Muenchen			AbbVie Inc	267,195	14,669
Old Republic International Corp	62,554	1,131	AstraZeneca PLC	62,091	3,998
Phoenix Group Holdings	79,331	983	Australian Pharmaceutical Industries Ltd	329,535	492
SCOR SE	81,151	2,829	Johnson & Johnson	61,293	6,402
Sun Life Financial Inc	70,800	2,031	Kaken Pharmaceutical Co Ltd	13,900	918
Swiss Re AG	79,146	7,367	Merck & Co Inc	149,201	7,560
Travelers Cos Inc/The	68,433	7,325	Pfizer Inc (a)	709,079	21,620

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Recordati SpA	39,262	$973	Crown Castle International Corp	421,864	$36,364
Roche Holding AG	11,259	2,916	CubeSmart (a)	226,974	7,102
		$59,548	CyrusOne Inc	28,812	1,062
			CYS Investments Inc (a)	136,793	943
Pipelines - 2.97%			DCT Industrial Trust Inc (a)	106,592	3,815
Buckeye Partners LP (a)	320,839	18,686
Columbia Pipeline Group Inc (a)	458,813	8,511	Digital Realty Trust Inc	70,902	5,678
			Duke Realty Corp	392,380	7,899
Columbia Pipeline Partners LP	252,535	3,864	Education Realty Trust Inc	80,000	3,126
DCP Midstream Partners LP (a)	102,782	1,929
			EPR Properties (a)	117,069	7,018
Enbridge Energy Partners LP	274,023	5,004	Equinix Inc	3,810	1,183
Enbridge Inc	346,309	12,029	Equity One Inc (a)	230,872	6,400
Energy Transfer Equity LP (a)	1,333,763	11,577
			Equity Residential	113,046	8,715
EnLink Midstream LLC	153,582	1,943	Essex Property Trust Inc (a)	26,659	5,681
Enterprise Products Partners LP (a)	1,495,892	35,767
			Eurocommercial Properties NV	39,000	1,705
EQT Midstream Partners LP	194,903	13,267	Fortune Real Estate Investment Trust	2,465,000	2,481
Genesis Energy LP (a)	186,188	5,291
			General Growth Properties Inc	386,930	10,850
Kinder Morgan Inc/DE	306,518	5,042	GEO Group Inc/The	174,690	5,167
Magellan Midstream Partners LP (a)	409,680	26,314
MPLX LP (a)	591,923	18,213	Goodman Group	1,200,000	5,254
			Granite Real Estate Investment Trust	26,400	710
ONEOK Inc	156,665	3,903	Great Portland Estates PLC	271,548	2,978
ONEOK Partners LP	289,808	7,923	Highwoods Properties Inc	12,664	536
Phillips 66 Partners LP	169,581	9,612	Hoshino Resorts REIT Inc	330	3,290
Plains All American Pipeline LP (a)	933,587	19,708
			Hospitality Properties Trust (a)	99,910	2,357
Shell Midstream Partners LP	237,677	8,452	Hospitality Property Fund Ltd	200,000	133
Spectra Energy Corp	337,864	9,274	Hyprop Investments Ltd	121,497	776
Spectra Energy Partners LP (d)	289,306	12,125
Sunoco Logistics Partners LP (a)	749,677	16,695	Immobiliare Grande Distribuzione SIIQ SpA	986,436	779
Tesoro Logistics LP (a),(d)	297,297	13,179	Japan Hotel REIT Investment Corp	1,610	1,223
			Japan Logistics Fund Inc	850	1,692
TransCanada Corp	100,834	3,502	Kenedix Office Investment Corp	320	1,621
Western Gas Partners LP (a),(d)	328,381	10,735
Williams Cos Inc/The (a)	771,397	14,888	Kenedix Retail REIT Corp	544	1,106
			Klepierre	209,006	9,059
Williams Partners LP	130,344	2,870	Lamar Advertising Co	61,554	3,454
		$300,303	Land Securities Group PLC	256,856	4,028
Real Estate - 0.61%			LaSalle Hotel Properties	75,000	1,662
ADO Properties SA (b),(c)	185,000	5,167	Liberty Property Trust (a)	127,200	3,730
Aeon Mall Co Ltd	125,000	1,910	LondonMetric Property PLC	3,270,000	7,564
Atrium European Real Estate Ltd (b)	227,000	781	Medical Properties Trust Inc	471,070	5,182
Beijing Capital Land Ltd	1,956,000	733	Merlin Properties Socimi SA	436,666	5,071
Citycon OYJ (b)	2,255,857	5,384	Mid-America Apartment Communities Inc	22,884	2,147
Croesus Retail Trust	9,160,715	5,217	Mirvac Group	5,833,543	7,965
Dalian Wanda Commercial Properties Co Ltd	790,000	3,814	Monmouth Real Estate Investment Corp	98,568	1,013
(c)			National Storage Affiliates Trust	346,525	6,026
Deutsche Wohnen AG	155,000	4,086	New Residential Investment Corp	64,597	736
Fabege AB	220,900	3,425	NewRiver Retail Ltd	1,631,464	7,827
Frasers Centrepoint Ltd	1,550,000	1,798	Nomura Real Estate Master Fund Inc	5,612	6,903
KWG Property Holding Ltd	1,178,500	747	Omega Healthcare Investors Inc	17,177	545
Mitsui Fudosan Co Ltd	491,400	11,568	Orix JREIT Inc	950	1,324
New World Development Co Ltd	5,733,000	4,693	Physicians Realty Trust	115,595	1,973
Religare Health Trust	3,256,400	2,156	Piedmont Office Realty Trust Inc	230,000	4,257
RMR Group Inc/The (a),(b)	6,256	130	Prologis Inc	284,250	11,219
Shimao Property Holdings Ltd	501,000	706	Public Storage (a)	25,597	6,490
Sponda OYJ	655,000	2,679	Pure Industrial Real Estate Trust	390,000	1,242
Sun Hung Kai Properties Ltd	171,933	1,865	QTS Realty Trust Inc	15,558	719
TLG Immobilien AG	180,000	3,435	Sabra Health Care REIT Inc	354,280	6,505
UNITE Group PLC/The	130,000	1,196	Saul Centers Inc	42,000	2,137
Vukile Property Fund Ltd	400,000	388	Segro PLC	417,009	2,617
		$61,878	Senior Housing Properties Trust	160,000	2,317
			Shopping Centres Australasia Property Group	391,022	597
REITS - 4.00%			Simon Property Group Inc (a)	167,246	31,155
Agree Realty Corp	208,640	7,703	Spirit Realty Capital Inc	990,000	10,375
AIMS AMP Capital Industrial REIT	1,525,150	1,453	Spring Real Estate Investment Trust	14,736,000	5,334
Alexandria Real Estate Equities Inc	79,620	6,304	STAG Industrial Inc	120,713	2,044
Altarea SCA	21,400	4,094	Stockland	1,541,000	4,521
American Tower Corp	125,030	11,795	STORE Capital Corp	163,476	4,053
Apartment Investment & Management Co	169,890	6,651	Summit Hotel Properties Inc	438,340	4,449
Ashford Hospitality Prime Inc (a)	10,574	116	Sun Communities Inc	131,460	8,754
Ashford Hospitality Trust Inc (a)	258,350	1,436	UDR Inc	43,486	1,548
Assura PLC	5,310,099	4,135	Vastned Retail NV	76,000	3,327
Big Yellow Group PLC	150,000	1,652	Wereldhave NV	151,920	8,300
Boston Properties Inc (a)	45,577	5,297	Westfield Corp	480,000	3,417
Canadian Apartment Properties REIT	40,551	866	Workspace Group PLC	265,000	3,057
Champion REIT	12,800,000	6,023	WP Glimcher Inc	317,429	2,882
Crombie Real Estate Investment Trust	200,636	1,908			$404,602

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail - 0.03%			Water (continued)
ANTA Sports Products Ltd	182,000	$440	Cia de Saneamento Basico do Estado de Sao	748,654	$3,975
Foot Locker Inc	15,501	1,047	Paulo ADR
Man Wah Holdings Ltd	1,287,200	1,399	Suez Environnement Co	228,000	4,227
Reject Shop Ltd/The	45,084	336	Veolia Environnement SA	379,198	9,142
		$3,222			$34,545

Savings & Loans - 0.06%			TOTAL COMMON STOCKS		$2,014,797
Berkshire Hills Bancorp Inc	43,305	1,203	INVESTMENT COMPANIES - 2.72%	Shares Held	Value(000	's)
New York Community Bancorp Inc	210,681	3,261	Publicly Traded Investment Fund - 2.72%
Provident Financial Services Inc	74,519	1,464	BlackRock Liquidity Funds FedFund Portfolio	27,589,940	27,590
		$5,928	Morgan Stanley Institutional Liquidity Funds -	248,181,289	248,181

Semiconductors - 0.05%			Government Portfolio
Analog Devices Inc	9,913	534			$275,771
Powertech Technology Inc	370,000	777	TOTAL INVESTMENT COMPANIES		$275,771
Silicon Motion Technology Corp ADR	23,657	735	CONVERTIBLE PREFERRED STOCKS -
Taiwan Semiconductor Manufacturing Co Ltd	656,000	2,825	0.05%	Shares Held	Value(000	's)
Visual Photonics Epitaxy Co Ltd	436,000	670	Banks - 0.05%
		$5,541	Wells Fargo & Co (f)	3,902	4,573
Software - 0.29%
Blackbaud Inc	5,308	326	TOTAL CONVERTIBLE PREFERRED STOCKS		$4,573
Hansen Technologies Ltd	198,712	520	PREFERRED STOCKS - 2.22%	Shares Held	Value(000	's)
InterXion Holding NV (b)	31,632	994
			Banks - 0.85%
Microsoft Corp	495,609	27,303	AgriBank FCB (f)	33,000	3,552
		$29,143	Bank of America Corp 6.63%; Series I (f)	18,146	481
			Bank of New York Mellon Corp/The (f)	14,468	373
Storage & Warehousing - 0.07%			Barclays Bank PLC 8.13% (f)	154,120	4,056
Safestore Holdings PLC	1,268,258	6,207	Citigroup Inc 6.88%; Series K (f)	163,700	4,497
Sumitomo Warehouse Co Ltd/The	197,000	1,015	Citigroup Inc 7.13%; Series J (f)	223,000	6,081
		$7,222	CoBank ACB 6.20% (f)	7,000	705
Supranational Bank - 0.00%			CoBank ACB 6.25% (c),(f)	50,000	5,172
Banco Latinoamericano de Comercio Exterior	20,451	477	Deutsche Bank Contingent Capital Trust II (f)	366,970	9,259
SA			Fifth Third Bancorp (f)	209,585	5,879
			GMAC Capital Trust I	157,000	3,996
			Goldman Sachs Group Inc/The (f)	32,200	804
Telecommunications - 1.24%			ING Groep NV 6.13% (f)	134,564	3,431
AT&T Inc	451,008	16,263	JPMorgan Chase & Co 6.10% (f)	23,400	600
BCE Inc (a)	225,000	9,067
			M&T Bank Corp - Series A (f)	1,505	1,537
Bezeq The Israeli Telecommunication Corp	547,273	1,180	Morgan Stanley - Series E (f)	4,021	114
Ltd			PNC Financial Services Group Inc/The (f)	234,700	6,543
Cable & Wireless Communications PLC	3,310,787	3,264	Royal Bank of Canada (f)	14,793	445
Chunghwa Telecom Co Ltd	872,000	2,702

Cisco Systems Inc	575,817	13,699	Royal Bank of Scotland Group PLC 5.75%;	214,354	5,310
Cleveland Unlimited Inc (b),(d),(e)	1	9	Series L (f)
			State Street Corp 5.25%; Series C (f)	220,550	5,686
Deutsche Telekom AG	104,663	1,822	State Street Corp 5.90%; Series D (f)	65,000	1,749
Far EasTone Telecommunications Co Ltd	1,493,000	3,086	TCF Financial Corp (f)	48,227	1,312
Freenet AG	44,985	1,399	US Bancorp (f)	356,543	9,434
Frontier Communications Corp	500,000	2,275	Valley National Bancorp (f)	184,000	4,953
HKT Trust & HKT Ltd	4,039,637	5,314	Wells Fargo & Co 6.63% (f)	1,861	53
Infrastrutture Wireless Italiane SpA (b),(c)	182,470	921
KDDI Corp	466,200	11,805			$86,022
Level 3 Communications Inc (b)	60,000	2,929	Diversified Financial Services - 0.05%
Nippon Telegraph & Telephone Corp	159,600	6,795	Affiliated Managers Group Inc 6.38%	22,111	573
NTT DOCOMO Inc	238,800	5,296	Charles Schwab Corp/The (f)	165,953	4,343
Orange SA	371,137	6,590			$4,916
Taiwan Mobile Co Ltd	602,000	1,811
Telenor ASA	183,708	2,997	Electric - 0.11%
T-Mobile US Inc (b)	113,000	4,537	Entergy Arkansas Inc 4.90%	13,312	334
Verizon Communications Inc (a)	375,000	18,739	Entergy Arkansas Inc 5.75%	56,299	1,429
Vodafone Group PLC ADR	100,000	3,220	Entergy Louisiana LLC 4.70%	170,915	4,153
		$125,720	Entergy Louisiana LLC 5.88%	5,220	132
			Entergy New Orleans Inc	52,335	1,344
Transportation - 0.38%			Integrys Holding Inc	2,759	72
CEVA Group PLC (b),(e)	123	55	Interstate Power & Light Co (f)	79,458	2,046
CSX Corp	138,088	3,179	NextEra Energy Capital Holdings Inc - Series	83,258	2,092
East Japan Railway Co	54,700	5,028	I
Groupe Eurotunnel SE	319,406	3,671			$11,602
Kamigumi Co Ltd	362,000	3,262
Kansas City Southern	38,215	2,709	Food - 0.01%
Union Pacific Corp (a)	280,183	20,173	Dairy Farmers of America Inc (c),(f)	10,000	1,019
		$38,077

Water - 0.34%			Insurance - 0.53%
American Water Works Co Inc (a)	265,000	17,201	Aegon NV 6.38% (f)	330,080	8,447
			Aflac Inc	159,572	4,096

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)
					Principal
Insurance (continued)				BONDS (continued)	Amount (000's) Value (000's)
Allstate Corp/The 6.63%; Series E (f)		118,903	$3,266	Aerospace & Defense (continued)
Allstate Corp/The 6.75%; Series C (f)		43,356	1,211	TransDigm Inc (continued)
American Financial Group Inc/OH 5.75%		1,442	37	6.00%, 07/15/2022		$2,540	$2,489
American Financial Group Inc/OH 6.38%		22,964	605				$42,943
Arch Capital Group Ltd (f)		92,770	2,412
Aspen Insurance Holdings Ltd 5.95% (f)		94,222	2,437	Agriculture - 0.25%
Aspen Insurance Holdings Ltd 7.25% (f)		132,920	3,501	Vector Group Ltd
Axis Capital Holdings Ltd 6.88% (f)		138,578	3,627	7.75%, 02/15/2021		24,256	25,348
Delphi Financial Group Inc 7.38%		294,254	7,274
Hartford Financial Services Group Inc/The		153,051	4,699	Automobile Manufacturers - 0.07%
Protective Life Corp 6.25%		122,353	3,246	Fiat Chrysler Finance Europe
Reinsurance Group of America Inc		22,411	641	4.75%, 07/15/2022	EUR	1,000	1,121
RenaissanceRe Holdings Ltd - Series E (f)		13,905	349	6.75%, 10/14/2019		1,200	1,446
Torchmark Corp		82,341	2,147	Jaguar Land Rover Automotive PLC
XLIT Ltd (f)		6,623	5,220	3.88%, 03/01/2023	GBP	1,600	2,052
			$53,215
				Peugeot SA
Media- 0.01%				6.50%, 01/18/2019	EUR	2,100	2,541
Comcast Corp		34,156	884				$7,160
				Automobile Parts & Equipment - 0.11%
REITS- 0.18%				Gestamp Funding Luxembourg SA
Digital Realty Trust Inc - Series E (f)		17,565	451	5.88%, 05/31/2020		1,000	1,112
Digital Realty Trust Inc - Series F (f)		62,726	1,640	Metalsa SA de CV
				4.90%, 04/24/2023(c)		$1,583	1,361
Digital Realty Trust Inc - Series H (f)		8,320	223
Equity Residential (f)		20,702	1,355	Rhino Bondco S.P.A
Kimco Realty Corp 5.50% (f)		68,294	1,709	7.25%, 11/15/2020	EUR	1,500	1,727
National Retail Properties Inc (f)		69,373	1,809	Schaeffler Holding Finance BV
Prologis Inc - Series Q (f)		92,034	5,735	5.75%, 11/15/2021		4,745	5,449
PS Business Parks Inc - Series T (f)		114,591	2,916	Tupy Overseas SA
				6.63%, 07/17/2024(c)		$1,525	1,237
Public Storage Inc 5.20%; Series W (f)		8,422	212
Public Storage Inc 5.88%; Series A (f)		57,851	1,548				$10,886
Public Storage Inc 6.00%; Series Z (f)		20,000	531	Banks- 2.69%
Public Storage Inc 6.38%; Series Y (f)		12,032	326	ABN AMRO Bank NV
Ventas Realty LP / Ventas Capital Corp		3,047	81	6.25%, 09/13/2022(g)		2,000	2,088
			$18,536	Agricola Senior Trust
				6.75%, 06/18/2020(c)		2,660	2,630
Savings & Loans - 0.01%
Astoria Financial Corp (f)		2,980	77	Banco Bilbao Vizcaya Argentaria SA
				9.00%, 05/29/2049(f)		3,000	3,135
First Niagara Financial Group Inc (f)		39,846	1,084
			$1,161	Banco Davivienda SA
				5.88%, 07/09/2022(c)		1,440	1,405
Telecommunications - 0.31%				Banco do Brasil SA/Cayman
Centaur Funding Corp 9.08% (c)		11,900	14,328	6.25%, 12/29/2049(f),(g)		625	302
Qwest Corp 7.00%		44,419	1,151	Banco Inbursa SA Institucion de Banca
Qwest Corp 7.38%		283,876	7,276	Multiple
Qwest Corp 7.50%		136,946	3,546	4.13%, 06/06/2024(c)		3,160	2,955
Telephone & Data Systems Inc 6.88%		25,608	652	Banco Santander SA
Telephone & Data Systems Inc 7.00%		121,991	3,073	6.38%, 05/29/2049(f),(g)		2,000	1,844
Verizon Communications Inc		65,121	1,727	Bancolombia SA
			$31,753	5.13%, 09/11/2022		6,346	6,076
				Bank of America Corp
Transportation - 0.16%				6.25%, 09/29/2049(f),(g)		4,600	4,600
CEVA Group PLC (b),(e)		267	120
				6.50%, 10/29/2049(f),(g)		700	731
Seaspan Corp		674,400	15,983	Bank of New York Mellon Corp/The
			$16,103	4.95%, 12/29/2049(f),(g)		4,000	3,946
TOTAL PREFERRED STOCKS			$225,211	Barclays PLC
	Principal			3.65%, 03/16/2025		4,200	4,018
BONDS- 67.54%	Amount (000's) Value (000's)			6.63%, 06/29/2049(f),(g)		1,961	1,908
				8.25%, 12/29/2049(f),(g)		4,000	4,190
Advertising - 0.17%
MDC Partners Inc				BBVA Bancomer SA/Texas
6.75%, 04/01/2020(c)		$17,150	$17,000	6.75%, 09/30/2022(c)		2,115	2,277
				BNP Paribas SA
				7.20%, 06/29/2049(c),(f)		4,400	4,950
Aerospace & Defense - 0.42%				7.37%, 12/29/2049(c),(f),(g)		3,000	2,944
Aerojet Rocketdyne Holdings Inc				Cadence Financial Corp
7.13%, 03/15/2021		5,000	5,075	4.88%, 06/28/2019(c),(d)		3,500	3,465
Finmeccanica SpA				Citigroup Capital III
4.50%, 01/19/2021	EUR	3,200	3,779	7.63%, 12/01/2036		8,600	10,627
LMI Aerospace Inc				Citigroup Inc
7.38%, 07/15/2019		$4,607	4,354	5.95%, 12/29/2049(f)		4,900	4,754
StandardAero Aviation Holdings Inc				6.30%, 12/29/2049(f),(g)		6,500	6,305
10.00%, 07/15/2023(c)		6,050	5,868	Citizens Financial Group Inc
TransDigm Inc				5.50%, 12/29/2049(c),(f),(g)		6,000	5,833
5.50%, 10/15/2020		21,926	21,378

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Banks (continued)			Building Materials - 0.29%
Cooperatieve Rabobank UA			Cemex Finance LLC
11.00%, 12/29/2049(c),(f),(g)	$9,015	$10,978	9.38%, 10/12/2022(c)		$2,232	$2,254
Corestates Capital III			Cemex SAB de CV
0.93%, 02/15/2027(c),(g)	500	427	6.13%, 05/05/2025(c)		4,491	3,844
Credit Agricole SA			CIMPOR Financial Operations BV
6.63%, 09/29/2049(c),(f),(g)	4,000	3,764	5.75%, 07/17/2024(c)		2,334	1,435
8.38%, 12/31/2049(c),(f),(g)	1,900	2,113	GCP Applied Technologies Inc
Credit Suisse Group AG			9.50%, 02/01/2023(c)		940	994
7.50%, 12/29/2049(c),(f),(g)	1,000	1,027	HeidelbergCement Finance Luxembourg SA
Dresdner Funding Trust I			7.50%, 04/03/2020	EUR	2,000	2,584
8.15%, 06/30/2031(c)	5,000	6,000	Reliance Intermediate Holdings LP
Finansbank AS/Turkey			6.50%, 04/01/2023(c)		$15,975	16,331
6.25%, 04/30/2019(c)	6,457	6,762	Votorantim Cimentos SA
Fleet Capital Trust V			7.25%, 04/05/2041(c)		2,642	1,810
1.53%, 12/18/2028(g)	7,500	6,337				$29,252
Global Bank Corp
5.13%, 10/30/2019	3,000	2,979	Chemicals - 0.36%
Goldman Sachs Group Inc/The			Axalta Coating Systems US Holdings Inc /
5.70%, 12/29/2049(f),(g)	2,000	1,972	Axalta Coating Systems Dutch Holding B
HSBC Capital Funding LP/Jersey			5.75%, 02/01/2021	EUR	3,900	4,352
10.18%, 12/29/2049(c),(f),(g)	4,000	5,950	Braskem America Finance Co
			7.13%, 07/22/2041(c)		$800	620
ICICI Bank Ltd
6.37%, 04/30/2022(g)	4,100	4,131	Braskem Finance Ltd
Itau Unibanco Holding SA/Cayman Island			5.75%, 04/15/2021		2,125	1,958
5.65%, 03/19/2022(c)	3,795	3,501	6.45%, 02/03/2024		4,110	3,606
			7.38%, 10/29/2049(c),(f)		1,533	1,200
JPMorgan Chase & Co
5.30%, 12/29/2049(f),(g)	2,000	1,988	Huntsman International LLC
6.13%, 12/29/2049(f),(g)	5,500	5,519	5.13%, 04/15/2021	EUR	1,000	986
6.75%, 01/29/2049(f),(g)	19,000	20,567	INEOS Group Holdings SA
KeyCorp Capital III			5.75%, 02/15/2019		1,800	1,901
7.75%, 07/15/2029	795	968	Mexichem SAB de CV
			5.88%, 09/17/2044(c)		$1,947	1,582
M&T Bank Corp
6.45%, 12/29/2049(f),(g)	535	567	OCP SA
			5.63%, 04/25/2024(c)		794	789
6.88%, 12/29/2049(f)	1,900	1,917
Morgan Stanley			PSPC Escrow Corp
5.55%, 12/29/2049(f),(g)	1,250	1,237	6.00%, 02/01/2023	EUR	4,500	3,900
			Sinochem Offshore Capital Co Ltd
National Savings Bank			3.25%, 04/29/2019(c)		$7,298	7,395
5.15%, 09/10/2019(c)	500	454
			TPC Group Inc
Nordea Bank AB			8.75%, 12/15/2020(c)		12,365	8,223
5.50%, 09/29/2049(c),(f),(g)	4,100	3,936
5.50%, 09/29/2049(f),(g)	9,000	8,640				$36,512
6.13%, 12/29/2049(c),(f),(g)	2,000	1,901	Coal- 0.64%
PNC Financial Services Group Inc/The			CONSOL Energy Inc
6.75%, 07/29/2049(f),(g)	8,500	9,114	5.88%, 04/15/2022		6,545	4,230
Provident Funding Associates LP / PFG			8.00%, 04/01/2023		6,750	4,522
Finance Corp			Foresight Energy LLC / Foresight Energy
6.75%, 06/15/2021(c)	16,920	16,116	Finance Corp
Royal Bank of Scotland Group PLC			7.88%, 08/15/2021(c)		66,260	52,677
7.50%, 12/29/2049(f),(g)	6,163	6,271	SunCoke Energy Partners LP / SunCoke
8.00%, 12/29/2049(f),(g)	600	616	Energy Partners Finance Corp
Societe Generale SA			7.38%, 02/01/2020(c)		6,088	3,455
1.36%, 12/29/2049(c),(f),(g)	3,000	2,760
7.88%, 12/29/2049(c),(f),(g)	2,000	1,927				$64,884
8.00%, 12/29/2049(c),(f),(g)	1,000	987	Commercial Mortgage Backed Securities - 16.88%
8.25%, 09/29/2049(f),(g)	7,500	7,817	Banc of America Commercial Mortgage Trust
Standard Chartered PLC			2006-6
5.70%, 03/26/2044	6,100	5,951	5.48%, 10/10/2045		5,000	4,944
7.01%, 07/29/2049(c),(f)	4,150	4,399	Banc of America Merrill Lynch Commercial
TC Ziraat Bankasi AS			Mortgage Inc
4.25%, 07/03/2019(c)	1,870	1,839	4.77%, 07/10/2043		14,250	13,220
Trade & Development Bank of Mongolia			4.85%, 07/10/2043		9,500	1,900
LLC			5.52%, 11/10/2042(g)		3,044	3,038
9.38%, 05/19/2020(c)	780	692	CD 2006-CD2 Mortgage Trust
Turkiye Vakiflar Bankasi TAO			5.62%, 01/15/2046(g)		8,755	8,269
6.87%, 02/03/2025(c),(g)	7,118	6,843	CD 2006-CD3 Mortgage Trust
UBS Group AG			5.69%, 10/15/2048(g)		15,650	12,631
6.87%, 12/29/2049(f),(g)	5,500	5,390	CD 2007-CD4 Commercial Mortgage Trust
US Bancorp			5.40%, 12/11/2049		38,214	30,953
5.12%, 12/29/2049(f),(g)	4,200	4,232	CFCRE Commercial Mortgage Trust 2011-
Wells Fargo & Co			C1
7.98%, 12/31/2049(f),(g)	12,000	12,540	5.75%, 04/15/2044(c),(g)		5,550	6,088
		$272,112

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2007-				Credit Suisse Commercial Mortgage Trust
C6				Series 2006-C1 (continued)
5.90%, 07/10/2017(c),(g)	$30,000	$ 25,337		5.72%, 02/15/2039(g)	$19,700	$19,608
5.90%, 12/10/2049(g)	19,345	16,336		5.72%, 02/15/2039(c),(g)	23,036	22,839
Citigroup Commercial Mortgage Trust 2012-				Credit Suisse Commercial Mortgage Trust
GC8				Series 2006-C2
5.00%, 09/10/2045(c),(g)	1,875	1,612		5.86%, 03/15/2039(g)	1,000	1,000
Citigroup Commercial Mortgage Trust 2013-				Credit Suisse Commercial Mortgage Trust
GC15				Series 2007-C1
4.25%, 09/10/2046(c),(g)	16,492	12,547		5.42%, 02/15/2040	12,500	12,541
5.27%, 09/10/2046(c),(g)	7,700	6,897		5.46%, 02/15/2040	30,000	17,533
Citigroup Commercial Mortgage Trust 2014-				Credit Suisse Commercial Mortgage Trust
GC19				Series 2007-C5
1.40%, 03/10/2047(c),(g)	15,244	1,140		0.49%, 09/15/2040(c),(g)	258,294	1,136
Citigroup Commercial Mortgage Trust 2014-				Credit Suisse First Boston Mortgage Securities
GC23				Corp
1.45%, 07/10/2047(c),(g)	55,444	4,142		5.23%, 12/15/2040(c),(g)	6,700	6,669
COMM 2012-CCRE1 Mortgage Trust				Credit Suisse Mortgage Capital Certificates
2.46%, 05/15/2045(c)	13,993	10,331		2006-C4
5.54%, 05/15/2045(c),(g)	8,889	8,687		5.54%, 09/15/2039(g)	29,489	28,538
COMM 2012-CCRE4 Mortgage Trust				CSAIL Commercial Mortgage Trust
4.73%, 10/15/2045(c),(g)	5,000	4,566		0.50%, 04/15/2050(c),(g)	62,192	2,273
COMM 2012-CCRE5 Mortgage Trust				DBUBS 2011-LC1 Mortgage Trust
4.48%, 12/10/2045(c),(g)	3,375	3,207		0.36%, 11/10/2046(c),(g)	142,384	2,001
4.48%, 12/10/2045(c),(g)	7,500	6,769		DBUBS 2011-LC2 Mortgage Trust
COMM 2013-CCRE11 Mortgage Trust				1.54%, 07/10/2044(c),(g)	15,861	561
1.04%, 10/10/2046(c),(e),(g)	40,266	1,963		DBUBS 2011-LC3 Mortgage Trust
4.37%, 10/10/2046(c),(g)	5,108	3,981		3.75%, 08/10/2044(c)	12,029	10,323
5.34%, 10/10/2046(c),(g)	13,519	12,205		FHLMC Multifamily Structured Pass Through
Comm 2013-CCRE13 Mortgage Trust				Certificates
4.91%, 12/10/2023(c),(g)	6,421	5,711		0.85%, 03/25/2020(g)	151,295	3,703
4.91%, 12/10/2023(c),(g)	18,660	15,257		1.30%, 01/25/2021(g)	60,421	2,858
COMM 2013-CCRE6 Mortgage Trust				1.48%, 11/25/2019(g)	56,209	2,285
1.64%, 03/10/2046(g)	87,134	4,535		1.51%, 04/25/2041(g)	86,714	4,796
4.31%, 03/10/2046(c),(g)	21,400	18,612		1.61%, 08/25/2020(g)	28,435	1,406
4.31%, 03/10/2046(c),(g)	10,500	8,278		1.67%, 08/25/2040(g)	73,469	3,844
COMM 2013-CCRE7 Mortgage Trust				1.70%, 08/25/2016(g)	21,776	94
4.49%, 03/10/2046(c),(g)	7,500	6,439		1.70%, 04/25/2017(g)	68,281	825
COMM 2013-LC6 Mortgage Trust				1.72%, 06/25/2042(g)	13,000	645
4.43%, 01/10/2046(c),(g)	15,205	13,409		1.76%, 04/25/2045(g)	48,322	2,335
COMM 2014-CCRE15 Mortgage Trust				1.97%, 11/25/2039(g)	28,598	1,367
4.42%, 02/10/2047(c),(g)	5,414	4,379		2.07%, 09/25/2039(g)	32,000	1,592
COMM 2014-CCRE17 Mortgage Trust				2.17%, 10/25/2025(g)	47,224	2,376
0.33%, 05/10/2047(c),(g)	44,717	977		2.29%, 12/25/2039(g)	15,514	1,745
0.96%, 05/10/2047(c),(g)	62,604	3,041		2.33%, 01/25/2041(g)	15,537	1,606
4.46%, 05/10/2047(c),(g)	5,311	3,906		2.61%, 07/25/2039(g)	89,000	5,012
4.96%, 05/10/2047(c),(g)	17,469	15,564		2.66%, 11/25/2041(g)	25,000	3,264
COMM 2014-CCRE21 Mortgage Trust				2.66%, 12/25/2043(g)	18,309	2,082
1.57%, 12/10/2047(c),(g)	20,879	2,129		2.90%, 08/25/2039(g)	38,877	5,291
COMM 2014-LC17 Mortgage Trust				2.91%, 01/25/2043(g)	85,739	10,899
3.11%, 10/10/2047(c)	4,383	2,838		3.34%, 02/25/2042(g)	92,991	14,198
3.69%, 10/10/2047(c),(g)	3,000	2,270		3.61%, 06/25/2041(g)	4,400	749
Comm 2014-UBS2 Mortgage Trust				4.79%, 11/25/2044(g)	1,800	349
5.18%, 03/10/2047(c),(g)	13,190	11,095		FREMF 2011-K704 Mortgage Trust
COMM 2014-UBS3 Mortgage Trust				0.10%, 10/25/2030(c),(g)	562,699	1,198
1.45%, 06/10/2047(c),(g)	60,721	4,437		FREMF 2016-KBAM Mortgage Trust
4.97%, 06/10/2047(c),(g)	21,861	18,247		0.00%, 09/25/2022(b),(c),(e),(g),(h)	84,100	78,758
COMM 2014-UBS5 Mortgage Trust				GE Capital Commercial Mortgage Corp
3.49%, 09/10/2047(c),(g)	10,000	6,576		4.68%, 06/10/2048(g)	1,604	1,603
COMM 2014-UBS6 Mortgage Trust				GE Commercial Mortgage Corp Series 2007-
0.50%, 12/10/2047(c),(g)	60,589	2,105		C1 Trust
COMM 2015-LC23 Mortgage Trust				5.54%, 12/10/2049(c)	9,000	9,132
3.80%, 10/10/2053(c),(g)	6,000	4,497		5.61%, 12/10/2049(g)	7,000	7,126
Commercial Mortgage Pass Through				GS Mortgage Securities Corp II
Certificates				3.38%, 05/10/2050(g)	4,500	2,946
3.50%, 02/10/2047(c)	18,498	12,622		5.02%, 11/10/2045(c),(g)	8,500	7,127
Commercial Mortgage Trust 2007-GG9				5.02%, 11/10/2045(c),(g)	5,000	4,521
5.51%, 03/10/2039	53,926	49,370		GS Mortgage Securities Trust 2010-C1
5.53%, 03/10/2039	14,000	10,366		1.60%, 08/10/2043(c),(g)	45,790	2,451
Credit Suisse Commercial Mortgage Trust				GS Mortgage Securities Trust 2010-C2
Series 2006-C1				5.36%, 12/10/2043(c),(g)	10,000	9,880
5.72%, 02/15/2039(g)	3,790	3,784

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value (000	's)		BONDS (continued)	Amount (000's)	Value (000's)

Commercial Mortgage Backed Securities (continued)					Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2011-GC5					JP Morgan Chase Commercial Mortgage
5.47%, 08/10/2044(c),(g)	$3,660	$ 3,404			Securities Trust 2013-C10
GS Mortgage Securities Trust 2012-GC6					0.44%, 12/15/2047(c),(g)	$276,436	$6,059
0.25%, 01/10/2045(c),(g)	226,505	2,366			JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2012-GCJ7					Securities Trust 2013-C16
5.91%, 05/10/2045(c),(g)	7,429	7,066			1.43%, 12/15/2046(c),(g)	20,750	1,603
GS Mortgage Securities Trust 2013-GC16					3.74%, 12/15/2046(c)	10,000	7,332
3.50%, 11/10/2046(c),(g)	2,500	1,789			5.18%, 12/15/2046(c),(g)	16,203	14,684
5.49%, 11/10/2046(c),(g)	3,544	3,175			JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2013-GCJ14					Securities Trust 2013-LC11
4.93%, 08/10/2046(c),(g)	3,500	3,031			1.13%, 04/15/2046(c),(g)	49,841	2,692
4.93%, 08/10/2046(c),(g)	7,742	6,574			1.69%, 04/15/2046(g)	74,334	5,376
4.93%, 08/10/2046(c),(g)	2,500	1,982			JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2014-GC26					Securities Trust 2014-C20
1.36%, 11/10/2047(c),(g)	29,811	2,633			1.31%, 07/15/2047(g)	94,999	5,370
JP Morgan Chase Commercial Mortgage					JPMBB Commercial Mortgage Securities
Securities Trust 2005-CIBC12					Trust 2013-C12
4.99%, 09/12/2037	84	84			4.22%, 07/15/2045(g)	13,826	11,732
JP Morgan Chase Commercial Mortgage					JPMBB Commercial Mortgage Securities
Securities Trust 2005-LDP1					Trust 2013-C15
5.95%, 03/15/2046(c),(g)	4,233	4,232			5.25%, 11/15/2045(c),(g)	23,750	21,055
JP Morgan Chase Commercial Mortgage					JPMBB Commercial Mortgage Securities
Securities Trust 2005-LDP4					Trust 2014-C18
5.13%, 10/15/2042	7,368	7,353			1.29%, 02/15/2047(g)	58,696	3,297
JP Morgan Chase Commercial Mortgage					4.97%, 02/15/2047(c),(g)	5,000	4,263
Securities Trust 2006-CIBC14					JPMBB Commercial Mortgage Securities
5.75%, 12/12/2044(g)	20,340	20,208			Trust 2014-C23
JP Morgan Chase Commercial Mortgage					1.02%, 09/15/2047(g)	292,762	12,647
Securities Trust 2006-CIBC16					JPMBB Commercial Mortgage Securities
5.62%, 05/12/2045	20,140	19,392			Trust 2014-C24
JP Morgan Chase Commercial Mortgage					1.23%, 11/15/2047(g)	129,254	7,576
Securities Trust 2006-CIBC17					4.07%, 11/15/2047(c),(g)	18,500	13,818
5.49%, 12/12/2043	30,435	14,533			JPMBB Commercial Mortgage Securities
JP Morgan Chase Commercial Mortgage					Trust 2014-C26
Securities Trust 2006-LDP6					4.57%, 01/15/2048(g)	5,000	4,794
5.75%, 04/15/2043(g)	5,599	5,597			JPMBB Commercial Mortgage Securities
JP Morgan Chase Commercial Mortgage					Trust 2015-C28
Securities Trust 2006-LDP7					0.50%, 10/15/2048(c),(g)	54,005	1,989
6.11%, 04/15/2045(g)	9,000	7,911			1.35%, 10/15/2048(g)	62,753	4,332
JP Morgan Chase Commercial Mortgage					4.38%, 10/15/2048(g)	8,600	7,606
Securities Trust 2006-LDP9					JPMBB Commercial Mortgage Securities
5.34%, 05/15/2047	1,000	994			Trust 2015-C29
JP Morgan Chase Commercial Mortgage					3.84%, 05/15/2048(g)	4,500	3,105
Securities Trust 2007-C1					JPMBB Commercial Mortgage Securities
6.16%, 02/15/2051(g)	17,000	17,863			Trust 2015-C30
JP Morgan Chase Commercial Mortgage					0.87%, 07/15/2048(g)	84,138	3,552
Securities Trust 2007-CIBC19					JPMBB Commercial Mortgage Securities
5.89%, 02/12/2049(g)	35,000	31,992			Trust 2015-C31
JP Morgan Chase Commercial Mortgage					0.50%, 08/15/2048(c),(g)	42,377	1,598
Securities Trust 2007-CIBC20					LB Commercial Mortgage Trust 2007-C3
6.38%, 02/12/2051(c),(g)	5,755	5,703			6.10%, 07/15/2044(g)	5,000	4,915
JP Morgan Chase Commercial Mortgage					6.10%, 07/15/2044(g)	12,738	12,444
Securities Trust 2010-C1				LB	-UBS Commercial Mortgage Trust 2003-
3.77%, 06/15/2043(c)	5,000	1,883			C8
JP Morgan Chase Commercial Mortgage					0.38%, 09/15/2037(c),(g)	739	—
Securities Trust 2010-CNTR				LB	-UBS Commercial Mortgage Trust 2004-
2.20%, 08/05/2032(c),(g)	11,864	746			C1
JP Morgan Chase Commercial Mortgage					5.00%, 01/15/2036	1,000	997
Securities Trust 2011-C3				LB	-UBS Commercial Mortgage Trust 2005-
4.41%, 02/15/2046(c)	4,330	3,736			C3
JP Morgan Chase Commercial Mortgage					4.95%, 07/15/2040(g)	1,422	1,506
Securities Trust 2011-C5				LB	-UBS Commercial Mortgage Trust 2006-
4.00%, 08/15/2046(c)	6,000	4,967			C6
5.50%, 08/15/2046(c),(g)	4,844	4,904			5.47%, 09/15/2039(g)	8,500	8,468
JP Morgan Chase Commercial Mortgage				LB	-UBS Commercial Mortgage Trust 2006-
Securities Trust 2012-C6					C7
2.97%, 05/15/2045(c)	7,500	5,489			5.41%, 11/15/2038	24,907	23,037
5.37%, 05/15/2045(c),(g)	3,835	3,660		LB	-UBS Commercial Mortgage Trust 2007-
JP Morgan Chase Commercial Mortgage					C6
Securities Trust 2012-C8					6.32%, 07/15/2040(g)	17,000	17,215
2.75%, 10/15/2045(c),(g)	8,553	6,229			6.35%, 07/15/2040(g)	13,250	13,112
					6.35%, 07/15/2040(g)	8,841	8,240

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000's)

	Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
LB	-UBS Commercial Mortgage Trust 2007-				UBS Commercial Mortgage Trust 2012-C1
	C7				0.45%, 05/10/2045(c),(g)	$143,076	$3,012
	6.45%, 09/15/2045(g)	$8,845	$ 8,911		5.00%, 05/10/2045(c)	8,000	6,799
LB	-UBS Commercial Mortgage Trust 2008-				UBS-Barclays Commercial Mortgage Trust
	C1				2012-C2
	6.25%, 04/15/2041(g)	13,964	7,998		1.87%, 05/10/2063(c),(g)	36,148	2,287
	Merrill Lynch Mortgage Trust 2006-C1				UBS-Barclays Commercial Mortgage Trust
	5.91%, 05/12/2039(g)	15,000	12,602		2012-C3
	Merrill Lynch Mortgage Trust 2006-C2				4.96%, 08/10/2049(c),(g)	20,994	18,146
	5.80%, 08/12/2043(g)	18,000	17,693		5.12%, 08/10/2049(c),(g)	25,827	24,475
	Merrill Lynch Mortgage Trust 2007-C1				UBS-Barclays Commercial Mortgage Trust
	6.03%, 06/12/2050(g)	15,870	263		2012-C4
	6.03%, 06/12/2050(g)	10,784	108		4.65%, 12/10/2045(c),(g)	21,000	19,229
ML	-CFC Commercial Mortgage Trust 2006-				4.65%, 12/10/2045(c),(g)	17,981	15,045
	3				UBS-Barclays Commercial Mortgage Trust
	5.48%, 07/12/2046(g)	24,265	24,206		2013-C5
	5.52%, 07/12/2046(g)	20,750	17,974		4.23%, 03/10/2046(c),(g)	9,150	7,983
	5.55%, 07/12/2046(g)	2,500	1,761		4.23%, 03/10/2046(c),(g)	2,500	1,964
ML	-CFC Commercial Mortgage Trust 2007-				Wachovia Bank Commercial Mortgage Trust
	5				Series 2006-C26
	5.45%, 08/12/2048	15,070	13,356		6.20%, 06/15/2045(g)	13,067	12,874
ML	-CFC Commercial Mortgage Trust 2007-				Wachovia Bank Commercial Mortgage Trust
	9				Series 2006-C29
	6.19%, 09/12/2049(g)	35,490	33,768		5.37%, 11/15/2048	20,879	20,520
	Morgan Stanley Bank of America Merrill				Wachovia Bank Commercial Mortgage Trust
	Lynch Trust 2012-C5				Series 2007-C30
	0.15%, 08/15/2045(c),(g)	221,584	1,178		5.46%, 12/15/2043(g)	6,778	6,644
	4.84%, 08/15/2045(c),(g)	6,787	6,300		5.48%, 12/15/2043	22,500	21,945
	Morgan Stanley Bank of America Merrill				Wachovia Bank Commercial Mortgage Trust
	Lynch Trust 2013-C10				Series 2007-C34
	4.22%, 07/15/2046(c),(g)	5,609	4,957		6.22%, 05/15/2046(g)	8,718	8,416
	Morgan Stanley Bank of America Merrill				Wachovia Commercial Mortgage Securities
	Lynch Trust 2013-C11				Inc Commercial Mortgage Pass Through
	0.84%, 08/15/2046(g)	163,886	3,441		Certificates Series 2003 C5
	Morgan Stanley Bank of America Merrill				2.33%, 06/15/2035(c),(g)	478	10
	Lynch Trust 2013-C13				Wells Fargo Commercial Mortgage Trust
	5.06%, 11/15/2046(c),(g)	5,462	4,994		2010-C1
	Morgan Stanley Bank of America Merrill				0.68%, 11/15/2043(c),(g)	13,678	346
	Lynch Trust 2013-C8				Wells Fargo Commercial Mortgage Trust
	1.58%, 12/15/2048(g)	113,101	5,549		2014-LC18
	4.31%, 12/15/2048(c),(g)	18,500	16,094		1.34%, 12/15/2047(g)	86,044	6,395
	Morgan Stanley Bank of America Merrill				3.96%, 12/15/2047(c),(g)	13,500	9,856
	Lynch Trust 2013-C9				Wells Fargo Commercial Mortgage Trust
	4.30%, 05/15/2046(c),(g)	4,150	3,386		2015-C28
	Morgan Stanley Bank of America Merrill				4.28%, 05/15/2048(g)	10,000	6,923
	Lynch Trust 2014-C14				Wells Fargo Commercial Mortgage Trust
	4.99%, 02/15/2047(c),(g)	10,331	8,712		2015-NXS1
	Morgan Stanley Bank of America Merrill				4.24%, 05/15/2048(g)	6,500	4,860
	Lynch Trust 2014-C15				Wells Fargo Commercial Mortgage Trust
	1.06%, 04/15/2047(c),(e),(g)	67,485	3,965		2015-NXS2
	5.06%, 04/15/2047(c),(g)	8,786	7,769		4.39%, 07/15/2058(g)	9,153	6,682
	5.06%, 04/15/2047(c),(g)	4,000	3,317		Wells Fargo Commercial Mortgage Trust
	Morgan Stanley Bank of America Merrill				2015-NXS3
	Lynch Trust 2014-C16				3.15%, 09/15/2057(c),(g)	5,000	3,249
	4.42%, 06/15/2047(c),(g)	17,104	13,416		WFRBS Commercial Mortgage Trust 2011-
	4.92%, 06/15/2047(c),(g)	20,000	16,977		C4
	4.92%, 06/15/2047(g)	5,510	5,474		0.77%, 06/15/2044(c),(g)	106,130	1,886
	Morgan Stanley Bank of America Merrill				WFRBS Commercial Mortgage Trust 2011-
	Lynch Trust 2014-C18				C5
	1.14%, 10/15/2047(g)	193,397	8,985		0.17%, 11/15/2044(c),(g)	121,416	835
	4.49%, 10/15/2047	4,408	4,386		WFRBS Commercial Mortgage Trust 2013-
	Morgan Stanley Bank of America Merrill				C11
	Lynch Trust 2015-C20				4.32%, 03/15/2045(c),(g)	10,000	8,042
	1.54%, 02/15/2048(c),(g)	41,500	4,329		WFRBS Commercial Mortgage Trust 2014-
	Morgan Stanley Bank of America Merrill				C20
	Lynch Trust 2015-C26				3.99%, 05/15/2047(c),(g)	10,000	7,417
	3.06%, 10/15/2048(c),(g)	7,185	4,774		WFRBS Commercial Mortgage Trust 2014-
	Morgan Stanley Capital I Trust 2007-HQ13				C22
	5.93%, 12/15/2044	13,275	13,438		4.06%, 09/15/2057(c),(g)	10,000	6,963
	Morgan Stanley Capital I Trust 2011-C3
	1.35%, 07/15/2049(c),(g)	37,878	984

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Diversified Financial Services (continued)
WFRBS Commercial Mortgage Trust 2014-				American Express Co
C24				5.20%, 05/29/2049(f),(g)		$2,000	$1,905
3.69%, 11/15/2047(c)		$11,047	$7,771	Charles Schwab Corp/The
			$1,709,841	7.00%, 02/28/2049(f),(g)		4,198	4,775
				Depository Trust & Clearing Corp/The
Commercial Services - 1.18%				4.88%, 12/29/2049(c),(f),(g)		9,000	8,960
AA Bond Co Ltd				Drawbridge Special Opportunities Fund LP/
5.50%, 07/31/2043	GBP	1,525	2,022	Drawbridge Special Opportunities Finance
ADT Corp/The				5.00%, 08/01/2021(c)		15,300	14,688
6.25%, 10/15/2021		$4,850	5,032
Ancestry.com Holdings LLC				Financiera de Desarrollo Territorial SA
9.63%, PIK 10.38%, 10/15/2018(c),(i)		36,930	34,483	Findeter
				7.88%, 08/12/2024(c)	COP	2,500,000	637
Atento Luxco 1 SA				Icahn Enterprises LP / Icahn Enterprises
7.38%, 01/29/2020		3,575	3,191	Finance Corp
Avis Budget Finance PLC				5.88%, 02/01/2022		$7,700	6,882
6.00%, 03/01/2021	EUR	2,500	2,745	6.00%, 08/01/2020		1,250	1,173
ENA Norte Trust
4.95%, 04/25/2028(c)		$3,167	3,238	Jefferies Finance LLC / JFIN Co-Issuer Corp
				7.38%, 04/01/2020(c)		12,025	10,041
Europcar Groupe SA				7.50%, 04/15/2021(c)		6,500	5,293
5.75%, 06/15/2022	EUR	3,200	3,511	Jefferies LoanCore LLC / JLC Finance Corp
Jaguar Holding Co II / Pharmaceutical Product				6.88%, 06/01/2020(c)		8,700	8,178
Development LLC
6.38%, 08/01/2023(c)		$8,625	8,496	Lock AS
				5.50%, 08/15/2020(c),(g)	EUR	500	540
Midas Intermediate Holdco II LLC / Midas				7.00%, 08/15/2021(c)		2,700	3,001
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022(c)		9,838	8,707	MBNA Capital B
				1.13%, 02/01/2027(g)		$7,500	6,338
Team Health Inc
7.25%, 12/15/2023(c)		21,555	22,525	National Financial Partners Corp
				9.00%, 07/15/2021(c)		18,439	16,595
Truven Health Analytics Inc				Nationstar Mortgage LLC / Nationstar Capital
10.63%, 06/01/2020		12,950	12,691	Corp
United Rentals North America Inc				6.50%, 07/01/2021		2,700	2,383
4.63%, 07/15/2023		8,775	8,512	7.88%, 10/01/2020		2,800	2,667
WEX Inc
4.75%, 02/01/2023(c)		5,100	4,615	NewStar Financial Inc
				7.25%, 05/01/2020		5,275	4,906
			$119,768	Oxford Finance LLC / Oxford Finance Co-
Computers - 0.12%				Issuer Inc
NCR Corp				7.25%, 01/15/2018(c)		6,149	6,210
5.88%, 12/15/2021		4,950	4,863	Pershing Square Holdings Ltd
6.38%, 12/15/2023		7,528	7,448	5.50%, 07/15/2022(c)		4,500	3,966
			$12,311	Quicken Loans Inc
				5.75%, 05/01/2025(c)		400	375
Consumer Products - 0.12%				SUAM Finance BV
Central Garden & Pet Co				4.88%, 04/17/2024(c)		821	803
6.13%, 11/15/2023		5,200	5,317				$154,921
Spectrum Brands Inc
6.63%, 11/15/2022		6,500	6,922	Electric - 0.84%
			$12,239	AES Corp/VA
				7.38%, 07/01/2021		10,264	10,572
Distribution & Wholesale - 0.27%				Comision Federal de Electricidad
Alliance Automotive Finance PLC				4.88%, 01/15/2024(c)		891	887
6.25%, 12/01/2021	EUR	1,600	1,785	Dominion Resources Inc/VA
American Tire Distributors Inc				7.50%, 06/30/2066		700	585
10.25%, 03/01/2022(c)		$14,750	12,242	Electricite de France SA
H&E Equipment Services Inc				5.25%, 01/29/2049(c),(f),(g)		4,790	4,293
7.00%, 09/01/2022		6,990	6,396	5.63%, 12/29/2049(f),(g)		9,980	9,022
VWR Funding Inc				Enel SpA
4.63%, 04/15/2022	EUR	3,400	3,446	5.00%, 01/15/2075(g)	EUR	3,900	4,325
4.63%, 04/15/2022(c)		3,850	3,902	Eskom Holdings SOC Ltd
			$27,771	5.75%, 01/26/2021(c)		$1,130	984
				6.75%, 08/06/2023(c)		700	604

				7.13%, 02/11/2025		900	775
Diversified Financial Services - 1.53%				7.13%, 02/11/2025 (c)		31,243	26,920
AerCap Ireland Capital Ltd / AerCap Global
Aviation Trust				Listrindo Capital BV
4.63%, 10/30/2020		$11,800	11,623	6.95%, 02/21/2019 (c)		4,989	5,064

Aircastle Ltd				Majapahit Holding BV
5.50%, 02/15/2022		3,000	2,985	7.75%, 01/20/2020 (c)		1,730	1,931
Alliance Data Systems Corp
5.25%, 12/01/2017(c)		1,500	1,504	7.88%, 06/29/2037		1,375	1,473
5.38%, 08/01/2022(c)		16,800	15,918	NextEra Energy Capital Holdings Inc
				7.30%, 09/01/2067(g)		5,000	4,650
6.38%, 04/01/2020(c)		4,500	4,539
				Perusahaan Listrik Negara PT
Ally Financial Inc				5.50%, 11/22/2021(c)		1,640	1,667
3.25%, 11/05/2018		8,200	8,036	RWE AG
				7.00%, 10/12/2072(g)		2,800	2,786

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)				Food (continued)
Terraform Global Operating LLC				Cencosud SA (continued)
9.75%, 08/15/2022(c)		$7,585	$5,916	5.15%, 02/12/2025(c)		$2,200	$2,009
Three Gorges Finance I Cayman Islands Ltd				6.63%, 02/12/2045(c)		2,250	1,891
3.70%, 06/10/2025(c)		2,718	2,834	Cosan Luxembourg SA
			$85,288	5.00%, 03/14/2023(c)		4,256	3,277
				ESAL GmbH
Electronics - 0.27%				6.25%, 02/05/2023(c)		2,055	1,598
Real Alloy Holding Inc				FPC Finance Ltd
10.00%, 01/15/2019(c),(d)		19,820	19,820
				6.00%, 06/28/2019		1,850	1,976
Techem Energy Metering Service GmbH &				Grupo Bimbo SAB de CV
Co KG				4.88%, 06/27/2044(c)		2,650	2,249
7.88%, 10/01/2020	EUR	3,300	3,804	JBS Investments GmbH
Trionista TopCo GmbH				7.75%, 10/28/2020(c)		2,995	2,651
6.88%, 04/30/2021		3,400	3,850	KeHE Distributors LLC / KeHE Finance
			$27,474	Corp
Energy - Alternate Sources - 0.20%				7.63%, 08/15/2021(c)		7,775	7,853
ContourGlobal Power Holdings SA				Marfrig Holdings Europe BV
7.13%, 06/01/2019(c)		$15,242	13,680	6.88%, 06/24/2019(c)		4,575	4,112
Greenko Dutch BV				Marfrig Overseas Ltd
8.00%, 08/01/2019		2,020	2,115	9.50%, 05/04/2020(c)		975	948
TerraForm Power Operating LLC				Minerva Luxembourg SA
5.88%, 02/01/2023(c)		3,500	2,791	7.75%, 01/31/2023(c)		2,925	2,728
6.13%, 06/15/2025(c)		1,675	1,294	Moy Park BondCo PLC
			$19,880	6.25%, 05/29/2021	GBP	1,900	2,653
				Pinnacle Foods Finance LLC / Pinnacle Foods
Engineering & Construction - 0.19%				Finance Corp
AECOM				5.88%, 01/15/2024(c)		$12,925	13,377
5.75%, 10/15/2022		5,800	5,865	Premier Foods Finance PLC
Heathrow Finance PLC				6.50%, 03/15/2021	GBP	2,600	3,445
5.75%, 03/03/2025	GBP	1,700	2,474	R&R PIK PLC
7.13%, 03/01/2017		1,500	2,215	9.25%, PIK 10.00%, 05/15/2018(i)	EUR	5,670	6,178
Michael Baker Holdings LLC / Micahel Baker				Simmons Foods Inc
Finance Corp				7.88%, 10/01/2021(c)		$2,210	1,956
8.88%, PIK 9.63%, 04/15/2019(c),(i)		$4,564	3,194	Tesco PLC
Michael Baker International LLC / CDL				6.13%, 02/24/2022	GBP	3,100	4,580
Acquisition Co Inc				TreeHouse Foods Inc
8.25%, 10/15/2018(c)		2,650	2,272	6.00%, 02/15/2024(c)		$10,650	10,956
Odebrecht Finance Ltd				US Foods Inc
7.13%, 06/26/2042(c)		2,350	1,058	8.50%, 06/30/2019		70,990	70,635
7.13%, 06/26/2042		1,730	779				$166,134
Pratama Agung Pte Ltd
6.25%, 02/24/2020		1,240	1,217	Forest Products & Paper - 0.21%
			$19,074	Cascades Inc
				5.50%, 07/15/2022(c)		2,500	2,394
Entertainment - 0.80%				5.75%, 07/15/2023(c)		2,900	2,770
Choctaw Resort Development Enterprise				Fibria Overseas Finance Ltd
7.25%, 11/15/2019(c)		7,930	7,613	5.25%, 05/12/2024		4,886	4,581
GLP Capital LP / GLP Financing II Inc				Mercer International Inc
4.38%, 11/01/2018		2,000	2,010	7.00%, 12/01/2019		6,340	6,086
4.88%, 11/01/2020		11,782	11,517	7.75%, 12/01/2022		3,970	3,662
Regal Entertainment Group				Smurfit Kappa Acquisitions
5.75%, 03/15/2022		2,983	3,002	2.75%, 02/01/2025	EUR	2,000	2,031
5.75%, 06/15/2023		1,500	1,477				$21,524
Vougeot Bidco PLC
7.88%, 07/15/2020	GBP	2,000	2,978	Gas- 0.14%
WMG Acquisition Corp				LBC Tank Terminals Holding Netherlands
6.00%, 01/15/2021(c)		$2,536	2,580	BV
6.75%, 04/15/2022(c)		56,865	50,041	6.88%, 05/15/2023(c)		$11,600	11,078
			$81,218	Perusahaan Gas Negara Persero Tbk
				5.13%, 05/16/2024(c)		2,947	2,865
Food- 1.64%							$13,943
Bakkavor Finance 2 PLC
8.25%, 02/15/2018	GBP	925	1,345	Hand & Machine Tools - 0.00%
Boparan Finance PLC				Stanley Black & Decker Inc
5.50%, 07/15/2021(g)		3,500	4,414	5.75%, 12/15/2053		450	469
Bumble Bee Holdco SCA
9.63%, PIK 10.38%, 03/15/2018(c),(i)		$8,132	8,091
				Healthcare - Products - 0.43%
Bumble Bee Holdings Inc				ConvaTec Finance International SA
9.00%, 12/15/2017(c)		5,400	5,454	8.25%, PIK 9.00%, 01/15/2019(c),(i)		28,321	25,206
Campofrio Food Group SA				ConvaTec Healthcare E SA
3.38%, 03/15/2022	EUR	1,000	1,065	10.50%, 12/15/2018(c)		13,749	14,024
Cencosud SA
4.88%, 01/20/2023(c)		$750	693

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Products (continued)				Home Builders - 0.04%
Sterigenics-Nordion Holdings LLC				Brookfield Residential Properties Inc
6.50%, 05/15/2023(c)		$4,640	$4,437	6.38%, 05/15/2025(c)		$4,400	$3,707
			$43,667

Healthcare - Services - 1.66%				Home Furnishings - 0.06%
Acadia Healthcare Co Inc				Magnolia BC SA
5.13%, 07/01/2022		2,700	2,497	9.00%, 08/01/2020	EUR	1,000	1,148
5.63%, 02/15/2023		9,208	8,679	Tempur Sealy International Inc
6.13%, 03/15/2021		2,000	1,990	5.63%, 10/15/2023(c)		$4,900	4,998
Amsurg Corp							$6,146
5.63%, 07/15/2022		7,900	7,930
Centene Escrow Corp				Insurance - 2.05%
6.13%, 02/15/2024(c),(h)		9,500	9,761	ACE Capital Trust II
				9.70%, 04/01/2030		4,000	5,692
CHS/Community Health Systems Inc				AG Insurance SA/NV
5.13%, 08/01/2021		2,000	1,985	6.75%, 03/29/2049(f),(g)		3,000	3,177
6.88%, 02/01/2022		3,925	3,552
				AIG Life Holdings Inc
DaVita HealthCare Partners Inc				7.57%, 12/01/2045 (c)		2,900	3,784
5.00%, 05/01/2025		3,650	3,591	8.50%, 07/01/2030		5,400	7,074
5.75%, 08/15/2022		5,200	5,382
				Allstate Corp/The
Envision Healthcare Corp				5.75%, 08/15/2053(g)		100	102
5.13%, 07/01/2022(c)		4,500	4,421
				American Equity Investment Life Holding
HCA Inc				Co
5.88%, 02/15/2026		16,200	16,524	6.63%, 07/15/2021		22,490	23,390
HealthSouth Corp
5.75%, 09/15/2025(c)		3,600	3,491	American International Group Inc
				8.18%, 05/15/2068		1,500	1,952
Holding Medi-Partenaires SAS				AXA SA
7.00%, 05/15/2020	EUR	2,265	2,587	8.60%, 12/15/2030		6,332	8,471

HomeVi SAS				Catlin Insurance Co Ltd
6.88%, 08/15/2021		2,300	2,566	7.25%, 07/29/2049 (c),(f)		6,150	4,797
Molina Healthcare Inc
5.38%, 11/15/2022(c)		$8,675	8,653	Chubb Corp/The
				6.38%, 03/29/2067(g)		900	843
MPH Acquisition Holdings LLC
6.63%, 04/01/2022(c)		20,790	20,816	Dai-ichi Life Insurance Co Ltd/The
				5.10%, 10/29/2049(c),(f),(g)		2,400	2,520
Select Medical Corp				Fidelity & Guaranty Life Holdings Inc
6.38%, 06/01/2021		3,175	2,727	6.38%, 04/01/2021(c)		6,725	6,893
Surgical Care Affiliates Inc
6.00%, 04/01/2023(c)		15,370	14,832	Glen Meadow Pass-Through Trust
				6.51%, 02/12/2067(c),(g)		3,000	2,310
Tenet Healthcare Corp
4.01%, 06/15/2020(c),(g)		4,700	4,618	Great-West Life & Annuity Insurance Capital
				LP
6.75%, 06/15/2023		8,975	8,302	6.63%, 11/15/2034(c)		2,400	2,712
8.13%, 04/01/2022		30,000	30,075	HUB International Ltd
WellCare Health Plans Inc				7.88%, 10/01/2021(c)		7,200	6,318
5.75%, 11/15/2020		2,600	2,646	9.25%, 02/15/2021(c),(h)		15,090	15,430
			$167,625	Ironshore Holdings US Inc
Holding Companies - Diversified - 1.90%				8.50%, 05/15/2020(c)		3,410	3,961
Argos Merger Sub Inc				Kemper Corp
7.13%, 03/15/2023(c)		4,700	4,735	4.35%, 02/15/2025		2,500	2,546
CeramTec Group GmbH				Liberty Mutual Group Inc
8.25%, 08/15/2021	EUR	4,300	4,970	7.80%, 03/07/2087(c)		9,061	10,330
Co-operative Group Holdings 2011 Ltd				Liberty Mutual Insurance Co
7.50%, 07/08/2026	GBP	1,500	2,319	7.70%, 10/15/2097(c)		946	1,218
Dubai Holding Commercial Operations MTN				Lincoln National Corp
Ltd				6.05%, 04/20/2067(g)		684	497
6.00%, 02/01/2017		8,800	12,587	7.00%, 05/17/2066(g)		3,802	2,832
GCS Holdco Finance I SA				MetLife Capital Trust IV
6.50%, 11/15/2018	EUR	2,950	3,284	7.88%, 12/15/2067(c)		5,000	6,000
HRG Group Inc				MetLife Capital Trust X
7.75%, 01/15/2022		$80,281	76,267	9.25%, 04/08/2068(c)		11,000	14,740
7.75%, 01/15/2022(c)		9,990	9,491	MetLife Inc
7.88%, 07/15/2019		10,790	11,262	6.40%, 12/15/2066(g)		6,800	7,140
7.88%, 07/15/2019(c)		1,950	2,035	Mitsui Sumitomo Insurance Co Ltd
KraussMaffei Group GmbH				7.00%, 03/15/2072(c)		600	696
8.75%, 12/15/2020	EUR	1,360	1,572	Provident Financing Trust I
Opal Acquisition Inc				7.41%, 03/15/2038		4,400	4,970
8.88%, 12/15/2021(c)		$52,321	41,595	Prudential Financial Inc
ProGroup AG				5.88%, 09/15/2042(g)		3,700	3,880
5.13%, 05/01/2022	EUR	3,300	3,682	Prudential PLC
Sinochem Overseas Capital Co Ltd				7.75%, 01/29/2049(f)		2,215	2,250
4.50%, 11/12/2020		$2,116	2,237	Reinsurance Group of America Inc
4.50%, 11/12/2020(c)		14,256	15,072	3.18%, 12/15/2065(g)		5,000	3,971
6.30%, 11/12/2040		950	1,168	USI Inc/NY
			$192,276	7.75%, 01/15/2021(c)		6,849	6,147

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)				Machinery - Diversified - 0.47%
Voya Financial Inc				Cleaver-Brooks Inc
5.65%, 05/15/2053(g)		$6,200	$6,014	8.75%, 12/15/2019(c)		$10,645	$10,006
Wayne Merger Sub LLC				9.75%, 12/31/2019(c),(d),(e)		12,500	11,375
8.25%, 08/01/2023(c)		27,600	24,149	CNH Industrial Capital LLC
Wilton Re Finance LLC				3.88%, 07/16/2018		2,100	2,037
5.88%, 03/30/2033(c),(g)		8,450	9,098	4.38%, 11/06/2020		9,500	9,025
XLIT Ltd				SPL Logistics Escrow LLC / SPL Logistics
6.50%, 12/31/2049(f),(g)		2,100	1,524	Finance Corp
			$207,428	8.88%, 08/01/2020(c)		7,044	6,410
				Zebra Technologies Corp
Internet - 0.60%				7.25%, 10/15/2022		8,210	8,539
Ancestry.com Inc							$47,392
11.00%, 12/15/2020		13,810	14,639
Cogent Communications Group Inc				Media- 2.77%
5.38%, 03/01/2022(c)		3,050	2,958	Altice Financing SA
Match Group Inc				6.63%, 02/15/2023(c)		13,350	13,116
6.75%, 12/15/2022(c)		2,395	2,395	Altice US Finance I Corp
Netflix Inc				5.38%, 07/15/2023(c)		4,800	4,824
5.50%, 02/15/2022(c)		6,435	6,628	Cable One Inc
TIBCO Software Inc				5.75%, 06/15/2022(c)		2,967	2,997
11.38%, 12/01/2021(c)		4,850	4,025	CCO Holdings LLC / CCO Holdings Capital
Zayo Group LLC / Zayo Capital Inc				Corp
6.00%, 04/01/2023		23,775	23,240	5.13%, 05/01/2023(c)		10,150	10,150
6.38%, 05/15/2025		6,650	6,451	6.63%, 01/31/2022		4,000	4,240
			$60,336	CCO Safari II LLC
				4.46%, 07/23/2022(c)		4,350	4,358
Investment Companies - 0.03%				CCOH Safari LLC
American Capital Ltd				5.75%, 02/15/2026(c)		8,850	8,800
6.50%, 09/15/2018(c)		2,000	2,055
				Clear Channel Worldwide Holdings Inc
Grupo Aval Ltd				6.50%, 11/15/2022		7,350	6,542
4.75%, 09/26/2022(c)		1,481	1,344
				6.50%, 11/15/2022		5,000	4,631
			$3,399	7.63%, 03/15/2020		14,830	12,235
Iron & Steel - 0.31%				7.63%, 03/15/2020		5,140	4,061
ABJA Investment Co Pte Ltd				Columbus International Inc
4.85%, 01/31/2020		4,114	3,888	7.38%, 03/30/2021(c)		5,793	5,807
5.95%, 07/31/2024		2,330	1,955	CSC Holdings LLC
ArcelorMittal				5.25%, 06/01/2024		7,000	6,177
6.13%, 06/01/2025		1,270	921	6.75%, 11/15/2021		2,450	2,419
6.50%, 03/01/2021(g)		1,025	833	DISH DBS Corp
7.25%, 02/25/2022(g)		1,000	812	4.25%, 04/01/2018		2,900	2,904
Metalloinvest Finance Ltd				5.13%, 05/01/2020		8,675	8,610
5.63%, 04/17/2020(c)		2,200	2,057	5.88%, 07/15/2022		2,150	2,024
6.50%, 07/21/2016(c)		550	554	5.88%, 11/15/2024		7,900	7,041
Optima Specialty Steel				Grupo Televisa SAB
12.00%, 12/30/2016(d),(e)		14,740	11,792	6.13%, 01/31/2046		3,830	3,786
Samarco Mineracao SA				LGE HoldCo VI BV
4.13%, 11/01/2022(c)		5,153	2,163	7.13%, 05/15/2024	EUR	4,400	5,124
ThyssenKrupp AG				McGraw-Hill Global Education Holdings LLC
4.00%, 08/27/2018	EUR	1,700	1,936	/ McGraw-Hill Global Education Finance
Vale Overseas Ltd				9.75%, 04/01/2021		$11,363	12,073
6.88%, 11/21/2036		$3,000	1,893	Midcontinent Communications &
6.88%, 11/10/2039		4,844	3,027	Midcontinent Finance Corp
				6.88%, 08/15/2023(c)		11,975	12,095
			$31,831
				Neptune Finco Corp
Lodging - 0.30%				6.63%, 10/15/2025(c)		18,150	18,830
Hilton Worldwide Finance LLC / Hilton				10.88%, 10/15/2025(c)		9,400	9,940
Worldwide Finance Corp				Nielsen Finance LLC / Nielsen Finance Co
5.63%, 10/15/2021		7,450	7,674	5.00%, 04/15/2022(c)		16,803	16,950
Interval Acquisition Corp				Numericable-SFR SAS
5.63%, 04/15/2023(c)		2,100	2,089	4.88%, 05/15/2019(c)		11,000	10,917
MCE Finance Ltd				5.63%, 05/15/2024	EUR	4,100	4,502
5.00%, 02/15/2021(c)		5,692	5,069	6.00%, 05/15/2022(c)		$3,400	3,349
Seminole Hard Rock Entertainment Inc /				6.25%, 05/15/2024(c)		3,000	2,925
Seminole Hard Rock International LLC				Quebecor Media Inc
5.88%, 05/15/2021(c)		3,115	3,123	5.75%, 01/15/2023		1,000	1,006
Studio City Finance Ltd				RCN Telecom Services LLC / RCN Capital
8.50%, 12/01/2020(c)		1,900	1,810	Corp
8.50%, 12/01/2020		750	714	8.50%, 08/15/2020(c)		6,929	6,964
Wynn Las Vegas LLC / Wynn Las Vegas				Sirius XM Radio Inc
Capital Corp				6.00%, 07/15/2024(c)		12,000	12,570
4.25%, 05/30/2023(c)		950	807	Tribune Media Co
5.50%, 03/01/2025(c)		10,000	8,769	5.88%, 07/15/2022(c)		3,550	3,541
			$30,055

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Miscellaneous Manufacturers (continued)
Unitymedia GmbH				General Electric Co (continued)
3.75%, 01/15/2027	EUR	2,750	$2,631	5.00%, 12/29/2049(f),(g)		$21,719	$22,316
6.13%, 01/15/2025(c)		$19,400	19,695	Trinseo Materials Operating SCA / Trinseo
Unitymedia Hessen GmbH & Co KG /				Materials Finance Inc
Unitymedia NRW GmbH				6.38%, 05/01/2022	EUR	3,400	3,520
5.50%, 01/15/2023(c)		1,225	1,281				$49,914
Univision Communications Inc
8.50%, 05/15/2021(c)		5,500	5,459	Mortgage Backed Securities - 0.12%
				BCAP LLC 2013-RR4 Trust
VTR Finance BV				4.07%, 02/13/2051(c),(e),(g)		$40,390	1,258
6.88%, 01/15/2024(c)		8,515	7,941
				6.07%, 02/13/2051(c),(e),(g)		11,334	10,995
Ziggo Bond Finance BV
5.88%, 01/15/2025(c)		8,763	8,040				$12,253
			$280,555	Municipals - 0.01%
Metal Fabrication & Hardware - 0.15%				Bogota Distrito Capital
Optimas OE Solutions Holding LLC / Optimas				9.75%, 07/26/2028	COP	1,900,000	607
OE Solutions Inc
8.63%, 06/01/2021(c)		13,020	10,546	Oil & Gas - 4.62%
Shale-Inland Holdings LLC / Shale-Inland				Antero Resources Corp
Finance Corp				5.13%, 12/01/2022		$3,300	2,780
8.75%, 11/15/2019(c)		7,920	4,950	5.38%, 11/01/2021		5,100	4,322
			$15,496	5.63%, 06/01/2023(c)		5,000	4,150
				Atlas Energy Holdings Operating Co LLC /
Mining - 1.27%				Atlas Resource Finance Corp
Aleris International Inc				7.75%, 01/15/2021(d)		9,283	1,358
7.63%, 02/15/2018		970	844	9.25%, 08/15/2021(d)		10,462	1,752
7.88%, 11/01/2020		3,340	2,572
Barrick Gold Corp				Bill Barrett Corp
5.25%, 04/01/2042		1,595	1,070	7.63%, 10/01/2019		6,022	3,583
				BreitBurn Energy Partners LP / BreitBurn
Barrick North America Finance LLC				Finance Corp
5.75%, 05/01/2043		2,270	1,581
Century Aluminum Co				7.88%, 04/15/2022		21,446	3,485
7.50%, 06/01/2021(c)		32,532	21,227	8.63%, 10/15/2020		4,540	760
Cia Brasileira de Aluminio				CNOOC Finance 2015 USA LLC
4.75%, 06/17/2024(c)		2,093	1,612	3.50%, 05/05/2025		5,272	5,078
				Comstock Resources Inc
Cia Minera Ares SAC				10.00%, 03/15/2020(c)		10,150	3,933
7.75%, 01/23/2021(c)		1,601	1,413
				CrownRock LP / CrownRock Finance Inc
Cia Minera Milpo SAA				7.13%, 04/15/2021(c)		2,800	2,478
4.63%, 03/28/2023(c)		3,825	3,180
				7.75%, 02/15/2023(c)		2,883	2,566
Corp Nacional del Cobre de Chile
3.00%, 07/17/2022(c)		19,454	17,974	Delek & Avner Tamar Bond Ltd
				5.08%, 12/30/2023(c)		2,306	2,287
4.25%, 07/17/2042(c)		3,805	2,909
				5.41%, 12/30/2025(c)		952	942
4.50%, 08/13/2023(c)		2,899	2,831
4.50%, 09/16/2025(c)		7,978	7,642	Ecopetrol SA
4.88%, 11/04/2044(c)		15,130	12,649	4.13%, 01/16/2025		616	468
4.88%, 11/04/2044		2,650	2,215	5.38%, 06/26/2026		5,702	4,562
5.63%, 09/21/2035(c)		2,185	2,065	5.88%, 05/28/2045		7,271	5,033
6.15%, 10/24/2036		11,188	11,095	7.38%, 09/18/2043		2,521	1,938
Eldorado Gold Corp				EP Energy LLC / Everest Acquisition Finance
6.13%, 12/15/2020(c)		10,225	8,563	Inc
Joseph T Ryerson & Son Inc				6.38%, 06/15/2023		5,300	1,855
9.00%, 10/15/2017		24,145	18,229	9.38%, 05/01/2020		4,850	2,061
Mirabela Nickel Ltd				EP PetroEcuador via Noble Sovereign
0.00%,09/10/2044 (b),(d),(e)		139	—	Funding I Ltd
				6.22%, 09/24/2019(g)		22,689	17,528
Southern Copper Corp				Gazprom OAO Via Gaz Capital SA
5.25%, 11/08/2042		1,944	1,418	4.95%, 07/19/2022(c)		4,677	4,387
5.88%, 04/23/2045		650	499	6.00%, 01/23/2021(c)		2,126	2,111
Vedanta Resources PLC				6.51%, 03/07/2022(c)		2,760	2,788
6.00%, 01/31/2019(c)		881	543
				8.15%, 04/11/2018(c)		2,754	2,939
6.75%, 06/07/2016		750	727	9.25%, 04/23/2019(c)		3,701	4,101
7.13%, 05/31/2023(c)		236	130
				9.25%, 04/23/2019		14,392	15,947
Yamana Gold Inc				GeoPark Latin America Ltd Agencia en Chile
4.95%, 07/15/2024		7,500	5,984	7.50%, 02/11/2020(c)		3,520	2,147
			$128,972	IronGate Energy Services LLC
Miscellaneous Manufacturers - 0.49%				11.00%, 07/01/2018(c),(d)		2,400	1,200
Amsted Industries Inc				KazMunayGas National Co JSC
5.00%, 03/15/2022(c)		12,011	11,891	6.38%, 04/09/2021(c)		16,163	15,816
5.38%, 09/15/2024(c)		7,944	7,785	6.38%, 04/09/2021		14,180	13,876
CBC Ammo LLC / CBC FinCo Inc				7.00%, 05/05/2020(c)		1,530	1,541
7.25%, 11/15/2021(c)		5,400	4,401	7.00%, 05/05/2020		3,434	3,460
General Electric Co				9.13%, 07/02/2018(c)		3,041	3,243
4.00%, 12/29/2049(f),(g)		1	1

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Oil & Gas (continued)
Keane Group Holdings				SandRidge Energy Inc
8.75%, 08/08/2019(d),(e),(g)	$2,216	$ 1,573		7.50%, 03/15/2021		$3,450	$26
8.75%, 08/08/2019(d),(e),(g)	6,648	4,720		8.75%, 06/01/2020(c)		7,625	1,439
Legacy Reserves LP / Legacy Reserves				Sinopec Group Overseas Development 2012
Finance Corp				Ltd
6.63%, 12/01/2021	20,891	4,283		4.88%, 05/17/2042(c)		1,053	1,103
8.00%, 12/01/2020	7,550	1,472		State Oil Co of the Azerbaijan Republic
Lonestar Resources America Inc				4.75%, 03/13/2023		10,340	8,487
8.75%, 04/15/2019(c)	2,850	1,425		6.95%, 03/18/2030		9,243	7,565
Lukoil International Finance BV				Summit Midstream Holdings LLC / Summit
3.42%, 04/24/2018(c)	733	717		Midstream Finance Corp
3.42%, 04/24/2018	7,690	7,527		5.50%, 08/15/2022		900	567
Memorial Production Partners LP / Memorial				7.50%, 07/01/2021		786	574
Production Finance Corp				Teine Energy Ltd
6.88%, 08/01/2022	15,399	4,312		6.88%, 09/30/2022(c)		5,694	4,548
Memorial Resource Development Corp				Ultra Petroleum Corp
5.88%, 07/01/2022	2,375	1,781		5.75%, 12/15/2018(c)		8,250	1,165
Milagro Oil & Gas Inc				Unit Corp
0.00%, 05/15/2016(b),(d),(e)	5,765	1,118		6.63%, 05/15/2021		9,640	6,266
Newfield Exploration Co				Whiting Petroleum Corp
5.38%, 01/01/2026	670	539		5.75%, 03/15/2021		3,100	1,945
Pacific Exploration and Production Corp				WPX Energy Inc
5.13%, 03/28/2023(c)	750	90		5.25%, 01/15/2017		16,310	15,617
5.63%, 01/19/2025(c)	6,115	756		YPF SA
Pertamina Persero PT				8.50%, 07/28/2025(c)		5,167	4,809
4.30%, 05/20/2023(c)	3,253	2,941		8.75%, 04/04/2024(c)		9,047	8,664
5.25%, 05/23/2021	1,000	984		8.88%, 12/19/2018(c)		5,117	5,220
6.50%, 05/27/2041	320	278		Zhaikmunai LLP
Petrobras Global Finance BV				6.38%, 02/14/2019(c)		1,318	965
2.89%, 03/17/2017(g)	343	319		7.13%, 11/13/2019(c)		8,760	6,415
3.25%, 03/17/2017	1,052	989					$467,674
3.41%, 03/17/2020(g)	1,770	1,230
4.88%, 03/17/2020	3,545	2,672		Oil & Gas Services - 0.05%
6.88%, 01/20/2040	4,000	2,534		BIBBY Offshore Services PLC
8.38%, 12/10/2018	460	431		7.50%, 06/15/2021	GBP	1,300	1,148
Petroleos de Venezuela SA				FTS International Inc
5.13%, 10/28/2016	21,232	11,784		6.25%, 05/01/2022		$6,543	1,227
				8.01%, 06/15/2020(c),(g)		4,050	2,685
5.25%, 04/12/2017	26,960	10,515
5.50%, 04/12/2037	11,575	3,368					$5,060
6.00%, 05/16/2024	20,805	6,137		Packaging & Containers - 0.56%
8.50%, 11/02/2017	70,072	28,897		Ardagh Packaging Finance PLC
9.00%, 11/17/2021	2,210	737		9.25%, 10/15/2020	EUR	4,500	5,048
Petroleos Mexicanos				Ball Corp
3.50%, 07/23/2020	15,340	14,217		4.38%, 12/15/2020		$5,850	6,060
3.50%, 01/30/2023	7,991	6,812		4.38%, 12/15/2023	EUR	1,500	1,664
4.25%, 01/15/2025(c)	9,186	7,891		Berry Plastics Corp
4.50%, 01/23/2026(c)	2,254	1,938		5.13%, 07/15/2023		$5,000	4,875
4.88%, 01/18/2024	11,352	10,267		6.00%, 10/15/2022(c)		6,750	6,885
5.50%, 01/21/2021	158	155		Crown European Holdings SA
5.50%, 06/27/2044(c)	3,910	2,947		3.38%, 05/15/2025	EUR	550	550
5.50%, 06/27/2044	1,150	867		4.00%, 07/15/2022		500	552
5.50%, 06/27/2044	3,227	2,432		Horizon Holdings III SASU
5.63%, 01/23/2046	3,000	2,310		5.13%, 08/01/2022		800	884
5.63%, 01/23/2046(c)	29,957	23,067		Novelis Inc
6.00%, 03/05/2020	1,480	1,506		8.38%, 12/15/2017		$1,850	1,776
6.38%, 02/04/2021(c),(e),(h)	5,296	5,361		8.75%, 12/15/2020		8,250	7,498
6.38%, 01/23/2045	5,814	4,906		Reynolds Group Issuer Inc / Reynolds Group
6.50%, 06/02/2041	6,723	5,728		Issuer LLC / Reynolds Group Issuer
6.88%, 08/04/2026(c),(e),(h)	16,344	16,610		(Luxembourg) S.A.
9.50%, 09/15/2027	1,204	1,367		5.75%, 10/15/2020		9,650	9,662
Precision Drilling Corp				6.88%, 02/15/2021(g)		5,700	5,900
5.25%, 11/15/2024	2,550	1,476		SIG Combibloc Holdings SCA
PTT Exploration & Production PCL				7.75%, 02/15/2023	EUR	4,600	5,133
4.88%, 12/29/2049(c),(f),(g)	6,955	6,477
							$56,487
Puma International Financing SA
6.75%, 02/01/2021(c)	11,117	10,289		Pharmaceuticals - 0.42%
QEP Resources Inc				Capsugel SA
5.25%, 05/01/2023	3,050	2,074		7.00%, PIK 7.75%, 05/15/2019(c),(i)		$7,625	7,453
Rosneft Oil Co via Rosneft International				DPx Holdings BV
Finance Ltd				7.50%, 02/01/2022(c)		650	609
3.15%, 03/06/2017(c)	8,898	8,798
4.20%, 03/06/2022(c)	4,786	4,200

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Pharmaceuticals (continued)				Retail - 1.23%
Endo Ltd / Endo Finance LLC / Endo Finco				1011778 BC ULC / New Red Finance Inc
Inc				4.63%, 01/15/2022(c)		$8,950	$8,995
6.00%, 07/15/2023(c)		$11,000	$11,055	6.00%, 04/01/2022(c)		29,440	30,728
JLL/Delta Dutch Pledgeco BV				99 Cents Only Stores LLC
8.75%, PIK 9.50%, 05/01/2020(c),(i)		7,750	6,859	11.00%, 12/15/2019		7,372	2,212
Valeant Pharmaceuticals International				AmeriGas Finance LLC / AmeriGas Finance
6.38%, 10/15/2020(c)		6,000	5,760	Corp
Valeant Pharmaceuticals International Inc				7.00%, 05/20/2022		6,290	6,164
4.50%, 05/15/2023	EUR	4,800	4,460	Carrols Restaurant Group Inc
5.38%, 03/15/2020(c)		$6,400	6,036	8.00%, 05/01/2022		2,400	2,529
			$42,232	Douglas GmbH
				6.25%, 07/15/2022	EUR	1,000	1,127
Pipelines - 0.45%				Ferrellgas LP / Ferrellgas Finance Corp
Crestwood Midstream Partners LP /				6.50%, 05/01/2021		$500	394
Crestwood Midstream Finance Corp				6.75%, 01/15/2022		3,400	2,677
6.13%, 03/01/2022		3,847	2,318	6.75%, 06/15/2023(c)		9,900	7,524
Enterprise Products Operating LLC
7.03%, 01/15/2068(g)		5,850	5,850	Group 1 Automotive Inc
				5.25%, 12/15/2023(c)		1,950	1,833
Gibson Energy Inc
6.75%, 07/15/2021(c)		9,350	8,696	Jo-Ann Stores LLC
				8.13%, 03/15/2019(c)		8,932	7,190
Oleoducto Central SA
4.00%, 05/07/2021(c)		2,264	2,060	L Brands Inc
				6.88%, 11/01/2035(c)		1,550	1,602
Rose Rock Midstream LP / Rose Rock				Men's Wearhouse Inc/The
Finance Corp				7.00%, 07/01/2022		2,700	1,930
5.63%, 07/15/2022		3,250	1,950	Nathan's Famous Inc
Sabine Pass Liquefaction LLC				10.00%, 03/15/2020(c)		30,360	31,726
5.63%, 04/15/2023		11,040	9,688	NPC International Inc / NPC Quality Burgers
5.63%, 03/01/2025		11,150	9,589	Inc / NPC Operating Co B Inc
6.25%, 03/15/2022		5,024	4,628	10.50%, 01/15/2020		4,600	4,721
TransCanada PipeLines Ltd
6.35%, 05/15/2067(g)		800	534	Petco Animal Supplies Inc
				9.25%, 12/01/2018(c)		3,200	3,290
			$45,313	Pizzaexpress Financing 2 PLC
Real Estate - 0.30%				6.63%, 08/01/2021	GBP	2,000	2,936
China Overseas Finance Cayman V Ltd				Stonegate Pub Co Financing PLC
3.95%, 11/15/2022		1,800	1,805	5.75%, 04/15/2019		1,212	1,729
Country Garden Holdings Co Ltd				Suburban Propane Partners LP/Suburban
7.25%, 04/04/2021(c)		250	255	Energy Finance Corp
7.25%, 04/04/2021		690	703	5.50%, 06/01/2024		$6,400	5,328
7.50%, 03/09/2020		715	743	5.75%, 03/01/2025		350	291
Deutsche Raststaetten Gruppe IV GmbH							$124,926
6.75%, 12/30/2020	EUR	2,000	2,284	Semiconductors - 0.19%
Greystar Real Estate Partners LLC
8.25%, 12/01/2022(c)		$2,250	2,312	Micron Technology Inc
				5.25%, 08/01/2023(c)		9,850	7,978
Kennedy-Wilson Inc				5.63%, 01/15/2026(c)		2,400	1,860
5.88%, 04/01/2024		11,400	10,887	Sensata Technologies UK Financing Co plc
Longfor Properties Co Ltd				6.25%, 02/15/2026(c)		9,000	9,180
6.88%, 10/18/2019		2,730	2,839				$19,018
MAF Global Securities Ltd
7.13%, 10/29/2049(f),(g)		8,124	8,200	Software - 1.81%
			$30,028	Aspect Software Inc
				10.63%, 05/15/2017(d)		10,501	7,876
Regional Authority - 0.13%				Audatex North America Inc
Brazil Loan Trust 1				6.00%, 06/15/2021(c)		8,400	8,463
5.48%, 07/24/2023(c)		7,789	6,679
				6.13%, 11/01/2023(c)		28,450	28,663
Provincia de Buenos Aires/Argentina				Emdeon Inc
9.38%, 09/14/2018		6,455	6,568	6.00%, 02/15/2021(c)		10,600	9,858
			$13,247	Ensemble S Merger Sub Inc
REITS- 0.32%				9.00%, 09/30/2023(c)		8,500	7,926
Equinix Inc				Epicor / Eagle Parent 2L Note
5.38%, 01/01/2022		5,785	6,017	9.25%, 06/01/2023(e),(g)		15,000	14,550
5.38%, 04/01/2023		2,750	2,846	First Data Corp
5.88%, 01/15/2026		6,500	6,727	5.00%, 01/15/2024(c)		10,000	10,000
GEO Group Inc/The				5.38%, 08/15/2023(c)		3,450	3,519
5.88%, 10/15/2024		5,200	5,005	5.75%, 01/15/2024(c)		12,500	12,406
Iron Mountain Inc				7.00%, 12/01/2023(c)		14,030	14,135
6.00%, 10/01/2020(c)		9,400	10,011	Infor US Inc
RHP Hotel Properties LP / RHP Finance				5.75%, 08/15/2020(c)		800	806
Corp				6.50%, 05/15/2022(c)		13,600	11,866
5.00%, 04/15/2021		1,525	1,544	Informatica LLC
			$32,150	7.13%, 07/15/2023(c)		9,250	8,279
				Microsoft Corp
				4.20%, 11/03/2035		2,900	2,940

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Software (continued)				Sovereign (continued)
Nuance Communications Inc				Costa Rica Government International Bond
5.38%, 08/15/2020(c)		$17,207	$17,207	4.25%, 01/26/2023		$24,117	$21,283
Open Text Corp				4.38%, 04/30/2025(c)		10,307	8,709
5.63%, 01/15/2023(c)		13,375	13,308	4.38%, 04/30/2025		4,750	4,014
SS&C Technologies Holdings Inc				7.00%, 04/04/2044(c)		6,379	5,358
5.88%, 07/15/2023(c)		10,937	11,320	7.16%, 03/12/2045(c)		2,200	1,848
			$183,122	7.16%, 03/12/2045		11,390	9,568
				Croatia Government International Bond
Sovereign - 12.16%				3.88%, 05/30/2022	EUR	3,500	3,860
1MDB Global Investments Ltd				5.50%, 04/04/2023(c)		$4,487	4,680
4.40%, 03/09/2023		11,700	10,316	5.50%, 04/04/2023		4,694	4,896
Angolan Government International Bond				6.00%, 01/26/2024(c)		12,978	13,949
9.50%, 11/12/2025(c)		30,847	25,763
				6.38%, 03/24/2021(c)		12,149	13,170
9.50%, 11/12/2025		4,358	3,640	6.75%, 11/05/2019(c)		6,205	6,758
Argentina Bonar Bonds				6.75%, 11/05/2019		7,609	8,287
7.00%, 04/17/2017(d)		5,975	6,021
				Dominican Republic International Bond
Argentine Republic Government International				5.50%, 01/27/2025		2,533	2,381
Bond				5.88%, 04/18/2024(c)		4,855	4,685
0.00%, 11/14/2002(b),(d)	EUR	734	875
				5.88%, 04/18/2024(c)		20,294	19,584
0.00%, 11/26/2003(b),(d)		345	411
0.00%, 03/04/2004(b),(d)		545	649	6.60%, 01/28/2024		8,380	8,443
				6.88%, 01/29/2026(c)		4,500	4,556
0.00%, 07/01/2004(b)		60	71
				7.45%, 04/30/2044(c)		18,877	18,216
0.00%, 07/20/2004(b)		138	154
0.00%, 12/04/2005(b)		$430	864	7.50%, 05/06/2021		775	820
				7.50%, 05/06/2021(c)		2,600	2,749
0.00%, 01/26/2007(b)	EUR	74	88
0.00%, 09/07/2007(b),(d)		532	634	Ecuador Government International Bond
				10.50%, 03/24/2020(c)		1,600	1,184
0.00%, 12/19/2008(b)		$245	512
0.00%, 04/07/2009(b)		10	20	10.50%, 03/24/2020		7,945	5,879
0.00%, 05/26/2009(b),(d)	EUR	2,200	2,622	Egypt Government International Bond
				5.88%, 06/11/2025(c)		15,674	13,071
0.00%, 10/30/2009(b)		70	83
				6.88%, 04/30/2040(c)		2,250	1,790
0.00%, 01/30/2017(b)		$35	73
0.00%, 03/31/2023(b),(d)	EUR	2,200	2,741	El Salvador Government International Bond
0.00%, 03/31/2023(b),(d),(g)		$2,110	2,595	5.88%, 01/30/2025		2,041	1,623
				6.38%, 01/18/2027(c)		2,705	2,150
0.00%, 03/31/2023(b),(d)		5,648	6,947
0.00%, 12/31/2033(b)	EUR	47,626	53,475	7.38%, 12/01/2019		7,705	7,426
0.00%, 12/31/2033(b)		4,009	4,458	7.65%, 06/15/2035		10,649	8,386
0.00%, 12/15/2035(b),(g),(j)		$2,850	301	7.75%, 01/24/2023		7,288	6,787
0.00%, 12/15/2035(b),(g)	EUR	31,731	3,517	8.25%, 04/10/2032		4,231	3,692
0.00%, 12/15/2035(b),(g)		$15,989	1,727	EMATUM Via Mozambique EMATUM
0.00%, 12/31/2038(b)	EUR	3,000	1,797	Finance 2020 BV
				6.31%, 09/11/2020		3,880	3,066
Bahrain Government International Bond
7.00%, 01/26/2026(c)		$4,507	4,493	Ethiopia International Bond
				6.63%, 12/11/2024(c)		6,391	5,498
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/2028(g)		9,022	6,902	Export Credit Bank of Turkey
				5.38%, 11/04/2016(c)		250	255
Brazil Notas do Tesouro Nacional Serie F				Gabon Government International Bond
10.00%, 01/01/2025	BRL	57,722	10,601	6.38%, 12/12/2024(c)		9,604	7,391
10.00%, 01/01/2018		24,946	5,780	6.95%, 06/16/2025(c)		2,257	1,738
Brazilian Government International Bond				Ghana Government International Bond
2.63%, 01/05/2023		$1,100	869	7.88%, 08/07/2023(c)		4,704	3,401
4.25%, 01/07/2025		27,444	23,012	7.88%, 08/07/2023		4,080	2,950
5.00%, 01/27/2045		15,896	10,928	8.13%, 01/18/2026(c)		19,996	14,319
5.63%, 01/07/2041		34,086	25,564	8.13%, 01/18/2026		3,547	2,540
7.13%, 01/20/2037		14,241	12,888	8.50%, 10/04/2017		1,910	1,756
7.13%, 01/20/2037		1,665	1,507	10.75%, 10/14/2030(c)		4,960	4,695
8.25%, 01/20/2034		9,556	9,652	Hungary Government Bond
8.88%, 04/15/2024		2,335	2,598	3.50%, 06/24/2020	HUF	4,175,000	15,384
Colombia Government International Bond				Hungary Government International Bond
4.38%, 07/12/2021		3,884	3,894	5.38%, 02/21/2023		$7,476	8,173
5.00%, 06/15/2045		12,280	10,039	5.75%, 11/22/2023		2,327	2,610
5.63%, 02/26/2044		3,321	2,898	Indonesia Government International Bond
6.13%, 01/18/2041		2,000	1,860	3.38%, 04/15/2023(c)		10,169	9,623
7.38%, 09/18/2037		2,685	2,826	3.38%, 07/30/2025(c)	EUR	4,640	4,760
7.75%, 04/14/2021	COP	3,538,000	1,080	4.13%, 01/15/2025		$1,386	1,358
8.13%, 05/21/2024		$4,115	4,845	4.75%, 01/08/2026(c)		12,820	13,053
8.13%, 05/21/2024		1,500	1,766	4.88%, 05/05/2021		3,005	3,154
9.85%, 06/28/2027	COP	6,738,000	2,289	5.25%, 01/17/2042(c)		2,000	1,891
11.75%, 02/25/2020		$2,082	2,665	5.25%, 01/17/2042		2,766	2,616
10.38%, 01/28/2033		5,359	7,208	5.88%, 01/15/2024(c)		11,352	12,439
Colombian TES				5.95%, 01/08/2046(c)		2,500	2,587
7.00%, 05/04/2022	COP	10,000,000	2,830	6.63%, 02/17/2037		2,955	3,170
7.75%, 09/18/2030		12,905,300	3,432	6.75%, 01/15/2044(c)		2,937	3,202
10.00%, 07/24/2024		816,000	269	7.75%, 01/17/2038		3,643	4,332

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)					Sovereign (continued)
Indonesia Government International					Republic of Paraguay
Bond (continued)					4.63%, 01/25/2023(c)		$5,134	$5,018
8.50%, 10/12/2035		$6,760	$ 8,546		6.10%, 08/11/2044(c)		3,367	3,249
Indonesia Treasury Bond					Romania Government Bond
8.25%, 05/15/2036	IDR	91,400,000	6,396		4.75%, 02/24/2025	RON	21,400	5,587
8.38%, 09/15/2026		86,800,000	6,325		Russian Federal Bond - OFZ
Iraq International Bond					7.00%, 08/16/2023	RUB	405,100	4,518
5.80%, 01/15/2028(d)		$28,521	18,022		Russian Foreign Bond - Eurobond
Ivory Coast Government International Bond					4.50%, 04/04/2022		$200	202
5.38%, 07/23/2024(c)		1,872	1,614		4.88%, 09/16/2023		2,000	2,035
5.38%, 07/23/2024		1,000	862		5.00%, 04/29/2020		5,000	5,187
5.75%, 12/31/2032(g)		42,718	37,034		5.63%, 04/04/2042		18,200	17,410
6.38%, 03/03/2028(c)		11,772	10,372		5.88%, 09/16/2043		3,800	3,713
6.38%, 03/03/2028(c)		2,250	1,982		Serbia International Bond
Jamaica Government International Bond					5.88%, 12/03/2018		1,014	1,062
6.75%, 04/28/2028		6,570	6,521		5.88%, 12/03/2018(c)		9,469	9,919
7.63%, 07/09/2025		11,175	11,818		Slovakia Government International Bond
7.88%, 07/28/2045		3,540	3,398		4.38%, 05/21/2022(c)		848	949
10.63%, 06/20/2017		1,000	1,079		Slovenia Government International Bond
Kazakhstan Government International Bond					5.25%, 02/18/2024(c)		5,425	6,042
5.13%, 07/21/2025(c)		3,340	3,324		5.50%, 10/26/2022(c)		1,075	1,211
6.50%, 07/21/2045(c)		9,185	8,911		South Africa Government Bond
Kenya Government International Bond					8.75%, 01/31/2044	ZAR	55,612	3,117
6.88%, 06/24/2024		2,434	2,166		10.50%, 12/21/2026		146,193	10,006
6.88%, 06/24/2024(c)		17,380	15,469		South Africa Government International Bond
Lithuania Government International Bond					4.67%, 01/17/2024		$7,242	7,052
6.13%, 03/09/2021(c)		4,990	5,782		5.88%, 09/16/2025		10,661	11,118
Mexican Bonos					Sri Lanka Government International Bond
7.75%, 05/29/2031(g)	MXN	199,000	12,163		5.13%, 04/11/2019(c)		248	236
8.00%, 06/11/2020(g)		111,000	6,792		5.88%, 07/25/2022(c)		4,760	4,301
10.00%, 12/05/2024(g)		102,500	7,223		6.13%, 06/03/2025(c)		7,203	6,282
Mexico Government International Bond					6.25%, 10/04/2020(c)		7,655	7,337
3.60%, 01/30/2025		$18	17		6.85%, 11/03/2025(c)		3,040	2,766
4.13%, 01/21/2026		3,225	3,228		Turkey Government Bond
4.60%, 01/23/2046		9,357	8,304		8.00%, 03/12/2025(g)	TRY	9,982	2,881
4.75%, 03/08/2044		15,517	14,043		10.50%, 01/15/2020(g)		12,239	4,146
4.75%, 03/08/2044		1,625	1,471		Turkey Government International Bond
6.05%, 01/11/2040		6,106	6,572		3.25%, 03/23/2023		$22,514	20,858
Morocco Government International Bond					4.25%, 04/14/2026		4,880	4,651
4.25%, 12/11/2022(c)		3,589	3,608		4.88%, 04/16/2043		4,503	4,013
Namibia International Bonds					5.13%, 03/25/2022		2,948	3,059
5.25%, 10/29/2025(c)		11,685	10,809		5.63%, 03/30/2021		1,760	1,872
Nigeria Government International Bond					5.63%, 03/30/2021		2,779	2,957
6.38%, 07/12/2023(c)		1,940	1,716		5.75%, 03/22/2024		7,254	7,755
6.38%, 07/12/2023		8,473	7,494		6.88%, 03/17/2036		866	982
6.75%, 01/28/2021		8,941	8,397		7.00%, 03/11/2019		1,620	1,775
Panama Government International Bond					7.00%, 06/05/2020		3,924	4,384
3.75%, 03/16/2025		4,345	4,280		7.38%, 02/05/2025		8,012	9,438
4.30%, 04/29/2053		2,665	2,272		7.50%, 11/07/2019		4,006	4,511
6.70%, 01/26/2036		2,716	3,246		8.00%, 02/14/2034		6,768	8,534
8.13%, 04/28/2034		9,109	11,910		Ukraine Government International Bond
8.88%, 09/30/2027		2,019	2,806		7.75%, 09/01/2020(c)		2,785	2,617
9.38%, 04/01/2029		5,795	8,359		7.75%, 09/01/2022(c)		14,479	13,494
Panama Notas del Tesoro					7.75%, 09/01/2023(c)		4,382	4,029
4.88%, 02/05/2021		5,853	6,134		7.75%, 09/01/2024(c)		5,389	4,919
Perusahaan Penerbit SBSN Indonesia III					7.75%, 09/01/2025(c)		6,344	5,760
4.35%, 09/10/2024(c)		1,835	1,791		7.75%, 09/01/2026(c)		500	453
Peruvian Government International Bond					Ukreximbank Via Biz Finance PLC
5.63%, 11/18/2050		2,621	2,706		9.63%, 04/27/2022		5,475	4,802
6.55%, 03/14/2037		1,109	1,278		9.75%, 01/22/2025		1,615	1,383
8.75%, 11/21/2033		1,575	2,189		Uruguay Government International Bond
Poland Government Bond					4.38%, 10/27/2027		845	826
1.50%, 04/25/2020	PLN	13,091	3,123		Venezuela Government International Bond
3.25%, 07/25/2025		11,600	2,908		9.00%, 05/07/2023		7,470	2,540
Republic of Angola Via Northern Lights III					13.63%, 08/15/2018(d)		6,000	2,610
BV					11.95%, 08/05/2031		3,640	1,347
7.00%, 08/16/2019		$4,073	3,829		Zambia Government International Bond
Republic of Azerbaijan International Bond					5.38%, 09/20/2022		12,166	8,083
4.75%, 03/18/2024(c)		12,378	11,047		8.50%, 04/14/2024(c)		10,426	7,451
Republic of Cameroon International Bond					8.97%, 07/30/2027(c)		12,680	9,004
9.50%, 11/19/2025		2,300	1,972		8.97%, 07/30/2027		3,112	2,210
								$1,231,781

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Supranational Bank - 0.27%				Telecommunications (continued)
African Export-Import Bank				Portugal Telecom International Finance BV
3.88%, 06/04/2018		$3,600	$3,574	5.63%, 02/08/2016	EUR	1,385	$1,481
Eastern and Southern African Trade and				Qualitytech LP/QTS Finance Corp
Development Bank				5.88%, 08/01/2022		$6,170	6,263
6.38%, 12/06/2018		3,270	3,262	Sirius XM Canada Holdings Inc
European Bank for Reconstruction &				5.63%, 04/23/2021(c)	CAD	3,600	2,480
Development				Sixsigma Networks Mexico SA de CV
5.63%, 03/15/2017	INR	130,000	1,896	8.25%, 11/07/2021(c)		$2,421	2,203
Inter-American Development Bank				Sprint Communications Inc
7.25%, 07/17/2017	IDR	105,000,000	7,415	6.00%, 11/15/2022(d)		900	605
International Finance Corp				7.00%, 03/01/2020(c)		2,050	1,968
6.45%, 10/30/2018	INR	275,670	4,050	8.38%, 08/15/2017		8,070	7,808
7.75%, 12/03/2016		179,000	2,649	9.00%, 11/15/2018(c)		3,950	4,029
7.80%, 06/03/2019		317,670	4,815	9.13%, 03/01/2017		2,100	2,090
			$27,661	Sprint Corp
				7.25%, 09/15/2021		4,500	3,240
Telecommunications - 2.71%				7.63%, 02/15/2025		650	444
Alcatel-Lucent USA Inc				7.88%, 09/15/2023		2,950	2,102
6.75%, 11/15/2020(c)		$4,000	4,300
				TBG Global Pte Ltd
Altice Luxembourg SA				4.63%, 04/03/2018(c)		3,015	2,925
7.25%, 05/15/2022	EUR	5,400	5,535	Telecom Italia SpA
Avaya Inc				3.25%, 01/16/2023	EUR	3,500	3,800
7.00%, 04/01/2019(c)		$5,450	3,624
				Telefonica Celular del Paraguay SA
B Communications Ltd				6.75%, 12/13/2022(c)		$675	608
7.38%, 02/15/2021(c)		5,292	5,738
				Telefonica Europe BV
Bharti Airtel International Netherlands BV				4.20%, 12/29/2049(f),(g)	EUR	3,400	3,497
5.13%, 03/11/2023(c)		1,823	1,875
				Telemar Norte Leste SA
5.35%, 05/20/2024		1,350	1,411	5.50%, 10/23/2020(c)		$1,325	709
CenturyLink Inc				Telenet Finance V Luxembourg SCA
5.63%, 04/01/2020		6,700	6,574	6.25%, 08/15/2022	EUR	1,000	1,158
5.63%, 04/01/2025		3,000	2,550	6.75%, 08/15/2024		3,900	4,584
Colombia Telecomunicaciones SA ESP
8.50%, 12/29/2049(c),(f),(g)		4,219	3,471	T-Mobile USA Inc
				6.00%, 03/01/2023		$3,485	3,504
Comcel Trust via Comunicaciones Celulares				6.46%, 04/28/2019		1,280	1,320
SA				6.50%, 01/15/2026		12,600	12,600
6.88%, 02/06/2024(c)		4,425	3,540
				UPC Holding BV
CommScope Inc				6.38%, 09/15/2022	EUR	4,600	5,262
4.38%, 06/15/2020(c)		7,450	7,580
				UPCB Finance IV Ltd
CommScope Technologies Finance LLC				5.38%, 01/15/2025(c)		$5,450	5,232
6.00%, 06/15/2025(c)		12,125	11,792
				ViaSat Inc
Digicel Group Ltd				6.88%, 06/15/2020		4,950	5,210
7.13%, 04/01/2022(c)		11,858	8,840
8.25%, 09/30/2020(c)		11,726	9,485	VimpelCom Holdings BV
				5.95%, 02/13/2023(c)		6,374	5,928
Digicel Ltd				7.50%, 03/01/2022(c)		3,288	3,338
6.75%, 03/01/2023(c)		700	602
				Virgin Media Finance PLC
Empresa de Telecomunicaciones de Bogota				6.00%, 10/15/2024(c)		14,725	14,835
7.00%, 01/17/2023(c)	COP	8,325,000	2,075
				6.38%, 10/15/2024	GBP	3,500	4,987
Frontier Communications Corp				Wind Acquisition Finance SA
7.13%, 01/15/2023		$1,700	1,415	4.75%, 07/15/2020(c)		$5,500	5,404
8.88%, 09/15/2020(c)		5,800	5,822
				7.00%, 04/23/2021	EUR	3,650	3,826
Hughes Satellite Systems Corp				7.38%, 04/23/2021(c)		$4,675	4,444
7.63%, 06/15/2021		11,225	12,095				$273,989
Inmarsat Finance PLC
4.88%, 05/15/2022(c)		2,600	2,567	Transportation - 0.27%
Interoute Finco PLC				BNSF Funding Trust I
7.38%, 10/15/2020(c)	EUR	7,700	8,746	6.61%, 12/15/2055(g)		4,610	5,140
Koninklijke KPN NV				CEVA Group PLC
7.00%, 03/28/2073(c),(g)		$400	408	7.00%, 03/01/2021(c)		8,945	7,380
Level 3 Financing Inc				Kazakhstan Temir Zholy Finance BV
5.13%, 05/01/2023		4,900	4,924	6.38%, 10/06/2020(c)		2,605	2,499
5.38%, 08/15/2022		4,200	4,263	Lima Metro Line 2 Finance Ltd
5.38%, 01/15/2024(c)		6,150	6,212	5.88%, 07/05/2034(c)		1,725	1,624
6.13%, 01/15/2021		4,700	4,923	Pelabuhan Indonesia II PT
7.00%, 06/01/2020		2,000	2,100	4.25%, 05/05/2025(c)		6,970	6,168
Matterhorn Telecom Holding SA				5.38%, 05/05/2045(c)		1,640	1,271
4.88%, 05/01/2023	EUR	5,595	5,076	XPO Logistics Inc
Millicom International Cellular SA				5.75%, 06/15/2021	EUR	3,675	3,544
6.00%, 03/15/2025		$3,350	2,847				$27,626
6.63%, 10/15/2021(c)		3,631	3,232	TOTAL BONDS			$6,839,925
Oi Brasil Holdings Cooperatief UA
5.75%, 02/10/2022(c)		3,200	1,392
Oi SA
9.75%, 09/15/2016(c)	BRL	6,695	1,091

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS - 0.03%	Amount (000's)		Value (000's)	(continued)	Amount (000s's)		Value (000's)

Banks- 0.01%				Commercial Services (continued)
ING Groep NV				Washington Inventory Service, Term Loan
6.50%, 12/29/2049(f),(g)		$1,000	$969	10.25%, 06/18/2019(d),(g)		$6,800	$5,576
							$28,746

Mining - 0.02%				Computers - 0.04%
Mirabela Nickel Ltd				Expert Global Solutions Inc/Georgia, Term
9.50%, PIK 9.50%, 06/24/2019(c),(d),(e),(i)		6,650	1,862	Loan B
				8.50%, 04/02/2018(g)		4,379	4,350
TOTAL CONVERTIBLE BONDS			$2,831
CREDIT LINKED STRUCTURED NOTES	Principal
- 0.06%	Amount (000's)		Value (000's)	Distribution & Wholesale - 0.20%
				Foundation Building Materials LLC, Term
Sovereign - 0.06%				Loan
Republic of Iraq - Merrill Lynch				7.25%, 10/07/2022(g)		2,800	2,648
2.59%, 01/07/2028(d),(e),(g)	JPY	536,954	2,426	11.50%, 10/06/2023(g)		14,370	13,508
Titulos De Tesoreria B - Citigroup Inc				HBC Holdings LLC, Term Loan B
11.00%, 07/27/2020(c)	COP	12,000,000	4,057	6.75%, 09/30/2019(d),(e),(g)		3,456	3,353
			$6,483	Performance Food Group Inc, Term Loan
TOTAL CREDIT LINKED STRUCTURED NOTES			$6,483	6.76%, 11/07/2019(g)		1,186	1,183
SENIOR FLOATING RATE INTERESTS - Principal							$20,692
7.67%	Amount (000's)		Value (000's)	Diversified Financial Services - 0.24%
Agriculture - 0.18%				Connolly Corp, Term Loan
North Atlantic Trading Co Inc, Term Loan B				8.00%, 05/13/2022(g)		22,255	21,866
7.81%, 01/13/2020(g)		$7,219	$7,129	LPL Holdings Inc, Term Loan B
NVA Holdings Inc/United States, Term Loan				4.75%, 11/10/2022(g)		1,900	1,887
8.00%, 08/08/2022(g)		3,400	3,298				$23,753
8.00%, 08/08/2022(g)		7,639	7,410
				Electric - 0.08%
			$17,837	Invenergy Thermal Operating I LLC, Term
Automobile Manufacturers - 0.03%				Loan B
Navistar Inc, Term Loan B				6.50%, 10/05/2022(g)		6,185	5,906
6.50%, 08/07/2020(g)		3,600	3,157	Panda Liberty LLC, Term Loan B1
				0.00%, 08/21/2020(g),(k)		2,300	2,070
							$7,976
Automobile Parts & Equipment - 0.09%
BBB Industries US Holdings Inc, Term Loan				Electronics - 0.24%
B				CPI Buyer LLC, Term Loan
6.00%, 10/15/2021(g)		2,185	2,166	8.50%, 07/18/2022(d),(g)		10,160	9,449
Mavis Tire Supply LLC, Term Loan				Linxens France SA, Term Loan
6.25%, 10/31/2020(e),(g)		7,114	7,007	9.50%, 07/31/2023(d),(g)		15,795	15,321
			$9,173				$24,770

Beverages - 0.01%				Engineering & Construction - 0.01%
Arctic Glacier USA Inc, Term Loan B				NANA Development Corp, Term Loan B
6.00%, 05/10/2019(g)		1,250	1,200	8.00%, 03/13/2018(d),(g)		675	641

Building Materials - 0.04%				Entertainment - 0.28%
GYP Holdings III Corp, Term Loan B				Amaya Holdings BV, Term Loan
4.75%, 03/26/2021(g)		4,716	4,441	5.00%, 08/01/2021(g)		9,975	9,170
				Cyan Blue Holdco 3 Ltd, Term Loan
				6.41%, 02/09/2022(g)	GBP	7,700	10,960
Chemicals - 0.16%				Delta 2 Lux Sarl, Term Loan B
Road Infrastructure Investment LLC, Term				7.75%, 07/29/2022(g)		$10,260	8,516
Loan
7.75%, 09/21/2021(d),(g)		440	409				$28,646
Royal Holdings Inc/IN, Term Loan				Environmental Control - 0.14%
8.50%, 06/12/2023(g)		11,870	11,504	Infiltrator Systems Integrated LLC, Term
Solenis International LP, Term Loan				Loan
7.75%, 07/02/2022(g)		6,100	4,575	9.75%, 05/19/2023(g)		14,000	13,720
			$16,488

Commercial Services - 0.28%				Food- 0.32%
Acosta Holdco Inc, Term Loan B				AdvancePierre Foods Inc, Term Loan
4.25%, 09/26/2021(g)		893	852	9.50%, 10/02/2017(g)		10,081	9,917
Busy Bees Group Ltd, Term Loan				Albertsons LLC, Term Loan B4
5.18%, 04/29/2022(g)	GBP	1,200	1,693	5.50%, 08/11/2021(g)		7,444	7,274
Concentra Inc, Term Loan B				American Seafoods Group LLC, Term Loan
9.00%, 04/22/2023(g)		$10,200	9,996	6.00%, 08/04/2021(g)		3,259	3,183
9.00%, 04/22/2023(g)		7,220	7,076	CTI Foods Holding Co LLC, Term Loan
Lineage Logistics LLC, Term Loan B				8.25%, 06/14/2019(g)		3,360	3,058
4.50%, 03/31/2021(g)		1,663	1,484	Milk Specialties Co, Term Loan B
Taxware Holdings, Term Loan				8.25%, 11/07/2018(g)		8,856	8,790
7.50%, 04/01/2022(e),(g)		2,090	2,069				$32,222

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)		Value (000's)

Healthcare - Products - 0.32%			Lodging - 0.19%
CareCore National LLC, Term Loan			Parq Holdings LP, Term Loan
5.50%, 02/12/2021(g)	$4,819	$4,150	8.50%, 12/04/2020(g)		$19,771	$18,782
5.50%, 02/12/2021(g)	8,139	7,010
Physio-Control International Inc, Term Loan
B			Machinery - Diversified - 0.24%
5.51%, 05/19/2022(g)	3,895	3,812	CPM Holdings Inc, Term Loan
			10.25%, 12/02/2022(d),(g)		15,780	15,691
10.00%, 05/19/2023(g)	19,440	17,545
			CPM Holdings Inc, Term Loan B
		$32,517	6.00%, 04/01/2022(g)		8,816	8,684
Healthcare - Services - 1.01%						$24,375
Affordable Care Holding Corp, Term Loan
5.75%, 10/22/2020(g)	3,600	3,528	Media- 0.10%
			Cengage Learning Acquisitions Inc, Term
American Renal Holdings Inc, Delay-Draw			Loan EXIT
Term Loan DD			7.00%, 03/06/2020(g)		4,270	4,156
8.50%, 02/14/2020(g)	5,899	5,604
			Neptune Finco Corp, Term Loan B
HC Group Holdings III Inc, Term Loan B			5.00%, 09/23/2022(g)		3,300	3,291
6.00%, 03/25/2022(g)	8,919	8,857

Heartland Dental LLC, Term Loan			Springer Science+Business Media GmbH,
5.50%, 12/21/2018 (g)	16,173	15,020	Term Loan B9
			4.75%, 08/14/2020(g)		3,239	3,091
9.75%, 06/20/2019(g)	21,740	20,218
Surgery Center Holdings Inc, Term Loan						$10,538
8.50%, 07/23/2021(g)	5,031	4,528	Metal Fabrication & Hardware - 0.00%
US Renal Care Inc, Term Loan			Doncasters Group Ltd, Term Loan
9.00%, 11/17/2023(g)	16,400	16,052	9.50%, 10/28/2020(g)		270	256
9.00%, 11/17/2023(g)	28,380	27,777

		$101,584	Mining - 0.02%
Holding Companies - Diversified - 0.08%			Chemstralia Pty Ltd, Term Loan B
Spirit Retail Bidco Ltd, Term Loan			7.25%, 02/09/2022(g)		2,484	2,384
4.46%, 06/30/2021(d),(e),(g)	7,730	7,575

			Miscellaneous Manufacturers - 0.07%
Home Furnishings - 0.01%			Survitec Group Ltd, Term Loan
Targus Group International Inc, PIK Term			5.27%, 02/24/2022(g)	GBP	1,100	1,535
Loan B			UTEX Industries Inc, Term Loan
14.55%, PIK 1.00%, 05/24/2016(d),(g),(i)	1,298	746	8.25%, 05/16/2022(g)		$8,890	3,556
			UTEX Industries Inc, Term Loan B
			5.00%, 05/14/2021(g)		3,349	1,909
Insurance - 0.63%
AssuredPartners Inc, Term Loan						$7,000
5.75%, 10/14/2022(g)	3,450	3,388	Oil & Gas - 0.02%
Asurion LLC, Term Loan			Petrochoice Holdings Inc, Term Loan
8.50%, 02/19/2021(g)	21,950	18,469	6.00%, 07/30/2022(g)		2,494	2,450
8.50%, 02/19/2021(g)	35,984	30,278
Asurion LLC, Term Loan B
0.00%, 08/04/2022(g),(k)	7,300	6,658	Oil & Gas Services - 0.01%
			FTS International Inc, Term Loan
Hyperion Insurance Group Ltd, Term Loan B			5.75%, 04/09/2021(g)		1,300	268
5.50%, 03/26/2022(g)	5,016	4,696
		$63,489	Panda Temple Power II LLC, Term Loan B
			7.25%, 04/03/2019(g)		850	722
Internet - 0.50%						$990
Accuvant, Term Loan
6.25%, 01/28/2022(g)	3,970	3,841	Packaging & Containers - 0.25%
10.00%, 01/30/2023(g)	27,705	25,489	Berlin Packaging LLC, Term Loan
			7.75%, 09/23/2022(g)		17,050	16,006
Active Network Inc/The, Term Loan B
5.50%, 11/06/2020(g)	1,572	1,510	FPC Holdings Inc, Term Loan
			9.25%, 05/15/2020(d),(g)		9,400	6,204
EIG Investors Corp, Term Loan B
5.00%, 11/09/2019(g)	3,580	3,467	Prolampac Intermediate Inc, Term Loan B
			5.75%, 08/06/2022(g)		2,999	2,924
ProQuest LLC, Term Loan B
5.75%, 09/24/2021(g)	3,474	3,350				$25,134
Severin Acquisition LLC, Term Loan			Pharmaceuticals - 0.44%
5.50%, 07/29/2021(e),(g)	2,643	2,617	9089969 Canada Inc, Term Loan A2
TCH-2 Holdings LLC, Term Loan			6.00%, 12/23/2021(g)		911	893
8.75%, 11/06/2021(g)	4,700	4,324	BioScrip Inc, Delay-Draw Term Loan B-DD
Tibco Software Inc, Term Loan			5.85%, 07/22/2020(g)		5,830	5,218
6.50%, 11/25/2020(g)	7,445	6,356	BioScrip Inc, Term Loan B
		$50,954	5.85%, 06/05/2020(g)		9,717	8,697
Leisure Products & Services - 0.13%			Genoa a QoL Healthcare Co LLC, Term
			Loan
Equinox Holdings Inc, Term Loan			8.75%, 04/28/2023(g)		13,076	12,160
9.75%, 05/16/2020(g)	12,500	12,531
			Lanai Holdings III Inc, Term Loan
Fitness International LLC, Term Loan B			8.75%, 08/14/2023(g)		16,800	16,296
0.00%, 06/24/2020(g),(k)	150	142
		$12,673

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS		Principal
(continued)	Amount (000's) Value (000's)		(continued)		Amount (000's)	Value (000's)

Pharmaceuticals (continued)			Transportation - 0.08%
Nellson Nutraceutical LLC, Term Loan A1			CEVA Group PLC, SYNTH LOC
6.00%, 12/23/2021(g)	$1,466	$1,437		6.50%, 03/19/2021(g)	$649	$531
		$44,701	CEVA Group PLC, Term Loan
				6.50%, 03/12/2021(g)	928	759
Retail - 0.46%				6.50%, 03/19/2021(g)	116	95
99 Cents Only Stores LLC, Term Loan B2			CEVA Intercompany BV, Term Loan
4.50%, 01/11/2019(g)	8,109	5,022
				6.50%, 03/19/2021(g)	672	551
Belk Inc, Term Loan			SIRVA Worldwide Inc, Term Loan
5.75%, 11/18/2022(g)	5,700	4,999
				7.50%, 03/22/2019(g)	6,739	6,469
Mattress Holding Corp, Term Loan B						$8,405
5.00%, 10/01/2021(g)	4,186	4,066
Nautilus Merger Sub Inc, Term Loan			TOTAL SENIOR FLOATING RATE INTERESTS			$776,216
6.75%, 03/11/2022(g)	13,312	12,579	Total Investments			$10,145,807
Petco Animal Supplies Inc, Term Loan			Liabilities in Excess of Other Assets, Net - (0.18)%			$(18,337)
0.00%, 01/15/2023(g),(k)	5,100	4,992	TOTAL NET ASSETS - 100.00%			$10,127,470
0.00%, 01/15/2023(g),(k)	1,700	1,664
PetSmart Inc, Term Loan B
4.25%, 03/10/2022(g)	2,729	2,641	(a)	Security or a portion of the security was pledged to cover margin
Sears Roebuck Acceptance Corp, Term Loan				requirements for options contracts. At the end of the period, the value of
5.50%, 06/30/2018(g)	11,404	10,634		these securities totaled $148,646 or 1.47% of net assets.
			(b)	Non-Income Producing Security
		$46,597	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Semiconductors - 0.05%				1933. These securities may be resold in transactions exempt from
Avago Technologies Cayman Ltd, Term				registration, normally to qualified institutional buyers. At the end of the
Loan				period, the value of these securities totaled $3,361,891 or 33.20% of net
0.00%, 11/11/2022(g),(k)	1,000	983		assets.
0.00%, 11/11/2022(g),(k)	4,200	4,130	(d)	Security is Illiquid. At the end of the period, the value of these securities
				totaled $236,988 or 2.34% of net assets.
			(e)	Fair value of these investments is determined in good faith by the Manager
Software - 0.42%				under procedures established and periodically reviewed by the Board of
Advanced Computer Software Group PLC,				Directors. At the end of the period, the fair value of these securities totaled
Term Loan				$201,271 or 1.99% of net assets.
10.50%, 01/30/2023(g)	5,100	4,807
			(f)	Perpetual security. Perpetual securities pay an indefinite stream of
Air Newco LLC, Term Loan B				interest, but they may be called by the issuer at an earlier date.
6.50%, 01/28/2022(g)	4,566	4,314
			(g)	Variable Rate. Rate shown is in effect at January 31, 2016.
Compuware Corp, Term Loan B1
6.25%, 12/11/2019 (g)	4,275	3,917	(h)	Security purchased on a when-issued basis.
			(i)	Payment in kind; the issuer has the option of paying additional securities
Evergreen Skills Lux Sarl, Term Loan
9.25%, 04/28/2022 (g)	14,157	6,866		in lieu of cash.
			(j)	Security is a Principal Only Strip.
Infor US Inc, Term Loan B3			(k)	This Senior Floating Rate Note will settle after January 31, 2016, at which
3.75%, 06/03/2020(g)	298	280
Infor US Inc, Term Loan B5				time the interest rate will be determined.
3.75%, 06/03/2020(g)	476	448
Informatica LLC, Term Loan B
4.50%, 06/03/2022(g)	1,995	1,901
MA FinanceCo LLC, Term Loan B
5.26%, 10/07/2021(g)	1,531	1,497
Magic Newco LLC, Term Loan
12.00%, 12/06/2019(g)	10,000	10,387
MedAssets Inc, Term Loan
0.00%, 01/22/2023(g),(k)	7,820	7,757
		$42,174

Storage & Warehousing - 0.03%
Americold Realty Trust Inc, Term Loan
6.50%, 11/03/2022(g)	3,000	2,992

Telecommunications - 0.27%
Avaya Inc, Term Loan B6
6.50%, 03/31/2018(g)	3,276	2,461
Avaya Inc, Term Loan B7
6.25%, 04/30/2020(g)	6,950	4,643
Gogo Intermediate Holdings LLC, Term Loan
B1
11.25%, 06/21/2017(d),(g)	4,252	4,252
Gogo Intermediate Holdings LLC, Term Loan
B2
7.50%, 03/21/2018(g)	1,393	1,337
LTS Buyer LLC, Term Loan
8.00%, 03/28/2021(g)	5,947	5,687
Tower Development Corp, Term Loan
6.11%, 02/01/2017(d),(e),(g)	8,595	8,595
		$26,975

See accompanying notes

     Schedule of Investments Global Diversified Income Fund January 31, 2016 (unaudited)

Portfolio Summary (unaudited)		Portfolio Summary (unaudited) (continued)
Country	Percent	Country	Percent
United States	64.16%	India	0.04%
United Kingdom	3.01%	Belgium	0.03%
Canada	2.34%	Cameroon	0.02%
Luxembourg	2.06%	Curacao	0.01%
Mexico	1.89%	Slovakia	0.01%
Netherlands	1.84%	New Zealand	0.01%
France	1.61%	Uruguay	0.01%
Brazil	1.33%	Mongolia	0.01%
Cayman Islands	1.19%	Liabilities in Excess of Other Assets, Net	(0.18)%
Argentina	1.15%	TOTAL NET ASSETS	100.00%
Indonesia	0.99%
Turkey	0.97%
Japan	0.93%
Germany	0.88%
Colombia	0.80%
Venezuela	0.67%
Australia	0.67%
Chile	0.64%
South Africa	0.62%
Dominican Republic	0.60%
Kazakhstan	0.57%
Croatia	0.56%
Cote d'Ivoire	0.52%
Costa Rica	0.50%
Hong Kong	0.50%
Ireland	0.49%
Bermuda	0.45%
Panama	0.44%
Spain	0.40%
Italy	0.33%
Russian Federation	0.32%
Ukraine	0.31%
Virgin Islands, British	0.31%
El Salvador	0.30%
Ghana	0.30%
Angola	0.29%
Singapore	0.27%
Azerbaijan	0.27%
Supranational	0.27%
Zambia	0.26%
Hungary	0.26%
Jersey, Channel Islands	0.23%
Jamaica	0.22%
Sri Lanka	0.20%
Iraq	0.20%
Taiwan, Province Of China	0.20%
Sweden	0.19%
Kenya	0.17%
Nigeria	0.17%
Switzerland	0.16%
Marshall Islands	0.16%
Egypt	0.15%
China	0.13%
Norway	0.12%
Serbia	0.11%
Namibia	0.11%
Peru	0.10%
Malaysia	0.10%
Israel	0.10%
Finland	0.10%
Gabon	0.09%
Paraguay	0.09%
Ecuador	0.07%
Slovenia	0.07%
Poland	0.06%
Lithuania	0.06%
Barbados	0.06%
Romania	0.06%
Thailand	0.06%
Morocco	0.05%
Ethiopia	0.05%
Austria	0.05%
Guernsey	0.04%
Bahrain	0.04%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread		(Pay)/			Upfront	Unrealized
		as of January		Receive	Expiration	Notional Amount	Premiums	Appreciation/	Fair Value (b)
Counterparty (Issuer)	Reference Entity	31, 2016	(c)	Fixed Rate	Date	(a)	Paid/(Received)	(Depreciation)	Asset	Liability
Credit Suisse	Petroleos de	107.35%		5.00%	06/20/2016	$20,000	$(1,436)	$(4,783)	$—	$(6,219)
	Venezuela SA
Total							$(1,436)	$(4,783)	$—	$(6,219)

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $20,000.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	02/05/2016	EUR	2,631,000	$2,852	$2,850	$—	$(2)
Bank of America NA	02/29/2016	ZAR	97,942,311	6,029	6,139	110	—
HSBC Securities Inc	02/16/2016	RUB	485,227,926	6,315	6,406	91	—
HSBC Securities Inc	02/29/2016	MYR	13,263,023	3,118	3,205	87	—
JP Morgan Chase	02/05/2016	EUR	44,812,416	48,566	48,548	—	(18)
JP Morgan Chase	02/05/2016	GBP	2,718,121	3,916	3,873	—	(43)
JP Morgan Chase	02/08/2016	EUR	870,644	950	943	—	(7)
JP Morgan Chase	02/22/2016	COP	23,843,907,100	7,221	7,257	36	—
JP Morgan Chase	02/29/2016	HUF	965,979,438	3,347	3,364	17	—
JP Morgan Chase	02/29/2016	PLN	52,649,047	12,799	12,907	108	—
Royal Bank of Scotland PLC	02/19/2016	COP	10,321,514,448	3,157	3,142	—	(15)
Royal Bank of Scotland PLC	02/29/2016	MXN	229,396,611	12,442	12,628	186	—
Standard Chartered Bank, Hong Kong	02/16/2016	RUB	243,118,009	3,165	3,210	45	—
Standard Chartered Bank, Hong Kong	02/19/2016	MYR	13,954,094	3,158	3,367	209	—
Standard Chartered Bank, Hong Kong	02/29/2016	MYR	13,252,656	3,118	3,202	84	—
Total						$973	$(85)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	02/05/2016	CAD	3,570,000	$2,525	$2,548	$—	$(23)
Bank of America NA	02/05/2016	EUR	18,840,000	20,547	20,410	137	—
Bank of America NA	02/05/2016	GBP	10,037,000	14,584	14,302	282	—
Bank of America NA	02/29/2016	ZAR	51,866,167	3,241	3,251	—	(10)
HSBC Securities Inc	02/29/2016	EUR	22,806,155	24,842	24,719	123	—
HSBC Securities Inc	02/29/2016	GBP	2,134,217	3,054	3,041	13	—
JP Morgan Chase	02/05/2016	EUR	60,567,532	65,495	65,617	37	(159)
JP Morgan Chase	02/05/2016	GBP	40,296,683	59,249	57,418	1,834	(3)
JP Morgan Chase	02/05/2016	JPY	332,955,400	2,793	2,750	43	—
JP Morgan Chase	02/08/2016	EUR	200,040,311	218,348	216,728	1,620	—
JP Morgan Chase	02/16/2016	COP	37,124,640,000	11,330	11,303	27	—
JP Morgan Chase	02/16/2016	RUB	245,807,718	3,164	3,245	—	(81)
JP Morgan Chase	02/29/2016	TRY	19,365,725	6,406	6,507	—	(101)
JP Morgan Chase	03/02/2016	BRL	12,699,073	3,120	3,150	—	(30)
Royal Bank of Scotland PLC	02/29/2016	HUF	957,736,655	3,329	3,335	—	(6)
Royal Bank of Scotland PLC	02/29/2016	MXN	56,753,514	3,120	3,124	—	(4)
Royal Bank of Scotland PLC	02/29/2016	ZAR	95,266,470	5,785	5,971	—	(186)
Standard Chartered Bank, Hong Kong	02/02/2016	BRL	31,398,900	8,069	7,850	219	—
Standard Chartered Bank, Hong Kong	02/29/2016	MYR	12,940,856	3,120	3,127	—	(7)
Total						$4,335	$(610)

Amounts in thousands except contracts

See accompanying notes

		Schedule of Investments
Global Diversified Income Fund
January 31, 2016 (unaudited)

Options

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Consumer Discretionary Select Sector	$76.00	02/22/2016	1,780	$(183)	$(117)	$66
SPDR Fund
Call - Consumer Discretionary Select Sector	$73.00	02/22/2016	925	(172)	(205)	(33)
SPDR Fund
Call - iShares MSCI EAFE ETF	$56.00	02/22/2016	129,636	(10,390)	(10,508)	(118)
Call - iShares MSCI Emerging Markets ETF	$30.00	02/22/2016	48,373	(3,480)	(5,465)	(1,985)
Call - iShares U.S. Real Estate ETF	$74.00	02/22/2016	1,965	(166)	(66)	100
Call - iShares U.S. Real Estate ETF	$72.00	02/22/2016	1,006	(133)	(122)	11
Call - SPDR Dow Jones Industrial Average ETF $	165.00	02/22/2016	2,655	(805)	(684)	121
Trust
Call - SPDR Dow Jones Industrial Average ETF $	167.00	02/22/2016	5,214	(1,122)	(842)	280
Trust
Call - SPDR S&P MidCap 400 ETF Trust	$235.00	02/22/2016	515	(265)	(389)	(124)
Call - SPDR S&P MidCap 400 ETF Trust	$240.00	02/22/2016	1,003	(366)	(421)	(55)
Call - SPDR S&P500 ETF Trust	$193.00	02/22/2016	6,071	(2,289)	(2,314)	(25)
Call - SPDR S&P500 ETF Trust	$196.00	02/22/2016	11,889	(3,134)	(2,615)	519
Call - Utilities Select Sector SPDR Fund	$44.00	02/22/2016	4,949	(270)	(829)	(559)
Total				$(22,775)	$(24,577)	$(1,802)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 97.07%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Engineering & Construction - 0.30%			REITS (continued)
LendLease Group	934,670	$8,728	Regency Centers Corp	138,208		$10,005
			Saul Centers Inc	211,722		10,770
			Segro PLC	4,455,049		27,958
Holding Companies - Diversified - 0.83%			Simon Property Group Inc	1,095,597		204,088
Wharf Holdings Ltd/The	5,129,880	24,006	SL Green Realty Corp	522,122		50,442
			Spirit Realty Capital Inc	1,957,280		20,512
Lodging - 1.15%			Spring Real Estate Investment Trust	517,000		187
Accor SA	610,679	23,192	STORE Capital Corp	708,479		17,563
Hilton Worldwide Holdings Inc	566,080	10,082	Sun Communities Inc	392,540		26,139
		$33,274	Sunstone Hotel Investors Inc	2,127,050		25,269
			Tanger Factory Outlet Centers Inc	91,200		2,918
Real Estate - 18.61%			Unibail-Rodamco SE	177,465		44,732
Aeon Mall Co Ltd	1,312,300	20,056	Ventas Inc	240,533		13,306
CapitaLand Ltd	16,961,600	36,871	Vornado Realty Trust	163,921		14,500
Castellum AB	91,860	1,370	Welltower Inc	1,100,432		68,469
CBRE Group Inc (a)	258,000	7,216	Westfield Corp	6,497,736		46,255
Cheung Kong Property Holdings Ltd	2,134,000	11,567	Workspace Group PLC	2,020,714		23,312
China Resources Land Ltd	5,250,000	12,975				$2,191,346
Dalian Wanda Commercial Properties Co Ltd	4,438,900	21,431
(b)			Software - 0.05%
Deutsche Wohnen AG	2,392,090	63,065	InterXion Holding NV (a)	44,528		1,399
Fabege AB	2,177,593	33,760
Mitsubishi Estate Co Ltd	849,077	16,809	Storage & Warehousing - 0.49%
Mitsui Fudosan Co Ltd	3,849,793	90,628	Safestore Holdings PLC	2,911,260		14,248
New World Development Co Ltd	28,869,000	23,633
Sponda OYJ	1,844,955	7,546	TOTAL COMMON STOCKS			$2,811,980
Sumitomo Realty & Development Co Ltd	1,780,000	49,897	INVESTMENT COMPANIES - 2.41%	Shares Held	Value(000	's)
Sun Hung Kai Properties Ltd	6,086,577	66,035
TLG Immobilien AG	914,089	17,442	Publicly Traded Investment Fund - 2.41%
UNITE Group PLC/The	3,660,793	33,666	Morgan Stanley Institutional Liquidity Funds -	69,788,024		69,788
Vonovia SE	167,593	5,108	Government Portfolio
Wihlborgs Fastigheter AB	1,036,005	19,904
		$538,979	TOTAL INVESTMENT COMPANIES			$69,788

REITS - 75.64%			Total Investments			$2,881,768
Alexandria Real Estate Equities Inc	366,750	29,039	Other Assets in Excess of Liabilities, Net - 0.52%			$15,150
American Tower Corp	236,551	22,316	TOTAL NET ASSETS - 100.00%			$2,896,918
Apartment Investment & Management Co	1,058,013	41,421
AvalonBay Communities Inc	510,080	87,474
Big Yellow Group PLC	1,011,284	11,137	(a) Non-Income Producing Security
Boston Properties Inc	656,295	76,268	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Crown Castle International Corp	381,200	32,859	1933. These securities may be resold in transactions exempt from
CubeSmart	1,926,722	60,287	registration, normally to qualified institutional buyers. At the end of the
DDR Corp	932,477	15,955	period, the value of these securities totaled $21,431 or 0.74% of net assets.
Derwent London PLC	559,927	25,970
Duke Realty Corp	1,962,685	39,509
Education Realty Trust Inc	518,072	20,246	Portfolio Summary (unaudited)
EPR Properties	382,147	22,910	Country			Percent
Equinix Inc	133,950	41,601	United States			57.01%
Equity One Inc	1,184,363	32,831	Japan			9.54%
Equity Residential	1,185,546	91,394	United Kingdom			7.56%
Essex Property Trust Inc	456,205	97,222	Hong Kong			6.36%
Extra Space Storage Inc	77,530	7,031	Australia			5.33%
Federal Realty Investment Trust	243,982	36,800	France			4.84%
First Industrial Realty Trust Inc	1,375,624	28,324	Germany			2.96%
General Growth Properties Inc	2,443,573	68,518	Sweden			1.90%
Goodman Group	12,510,507	54,780	Spain			1.66%
Great Portland Estates PLC	4,102,629	44,996	Singapore			1.27%
Host Hotels & Resorts Inc	824,271	11,416	China			0.74%
Hudson Pacific Properties Inc	534,076	13,571	Finland			0.26%
Japan Logistics Fund Inc	1,843	3,669	Netherlands			0.05%
Japan Retail Fund Investment Corp	14,244	30,173	Other Assets in Excess of Liabilities, Net			0.52%
Kilroy Realty Corp	134,321	7,505	TOTAL NET ASSETS			100.00%
Kimco Realty Corp	119,099	3,238
Klepierre	1,671,021	72,425
Land Securities Group PLC	2,410,729	37,809
Link REIT	7,926,500	45,474
Merlin Properties Socimi SA	4,148,109	48,172
Mirvac Group	32,600,915	44,514
Nomura Real Estate Master Fund Inc	33,344	41,017
Orix JREIT Inc	17,188	23,962
Pebblebrook Hotel Trust	1,023,411	24,992
Prologis Inc	2,166,185	85,499
Public Storage	404,627	102,597

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 1.87%	Shares Held	Value (000's )		Principal
			BONDS (continued)	Amount (000's)	Value (000's)
Publicly Traded Investment Fund - 1.87%
Goldman Sachs Financial Square Funds -	29,267,549	$29,268	Commercial Mortgage Backed Securities (continued)
Government Fund			WFRBS Commercial Mortgage Trust 2013-C14

TOTAL INVESTMENT COMPANIES		$29,268	4.13%, 06/15/2046(a),(b)	$2,500	$2,191
			WFRBS Commercial Mortgage Trust 2014-C22
	Principal
BONDS- 31.31%	Amount (000's)	Value (000's)	4.06%, 09/15/2057(a),(b)	4,840	3,370
Commercial Mortgage Backed Securities - 13.18%			WFRBS Commercial Mortgage Trust 2014-
CFCRE Commercial Mortgage Trust 2011-			C23
C1			4.52%, 10/15/2057(a)	9,700	9,975
6.07%, 04/15/2044(a),(b)	$3,000	$3,233	WFRBS Commercial Mortgage Trust 2014-
Citigroup Commercial Mortgage Trust 2013-			LC14
GC17			4.34%, 03/15/2047(a)	8,000	7,790
4.54%, 11/10/2046	6,363	6,922			$205,994
Citigroup Commercial Mortgage Trust 2015-
GC35			Home Equity Asset Backed Securities - 0.80%
4.35%, 11/10/2048(a)	4,300	4,324	ACE Securities Corp Mortgage Loan Trust
COMM 2014-UBS4 Mortgage Trust			Series 2007-D1
4.78%, 08/10/2047(a)	5,000	4,619	6.34%, 02/25/2038(a),(b)	4,110	3,945
Ginnie Mae			6.93%, 02/25/2038(b)	8,610	8,495
0.11%, 04/16/2053(a)	21,226	540			$12,440
0.45%, 05/16/2053(a)	54,525	2,578
0.51%, 02/16/2053(a)	66,582	3,033	Mortgage Backed Securities - 17.11%
0.53%, 01/16/2054(a)	46,297	2,195	BNPP Mortgage Securities LLC 2009-1
0.57%, 08/16/2053(a)	19,044	549	Trust
			6.00%, 08/27/2037(b)	6,757	7,011
0.59%, 12/16/2053(a)	36,463	1,760
0.63%, 08/16/2051(a)	91,308	4,872	Citigroup Mortgage Loan Trust 2014-A
			5.43%, 01/25/2035(a),(b)	6,593	6,977
0.67%, 10/16/2053(a)	43,895	2,316
0.68%, 06/16/2052(a)	40,426	1,962	Fannie Mae Interest Strip
0.69%, 03/16/2049(a)	39,327	1,572	3.50%, 12/25/2043	7,343	1,245
			7.00%, 04/25/2024(a)	60	12
0.71%, 04/16/2047(a)	107,790	5,767
0.74%, 11/16/2045(a)	44,634	2,471	Fannie Mae REMICS
			1.03%, 04/25/2027(a)	14	15
0.75%, 09/16/2053(a)	31,289	1,288
			1.79%, 04/25/2045(a)	46,249	3,326
0.77%, 06/16/2054(a)	73,436	3,329
			1.81%, 06/25/2045(a)	63,677	4,779
0.78%, 12/16/2053(a)	85,913	4,975
			1.83%, 08/25/2044(a)	62,951	4,677
0.80%, 02/16/2053(a)	87,415	5,742
			1.85%, 11/25/2044(a)	41,079	3,193
0.82%, 11/16/2052(a)	60,073	3,786
0.84%, 10/16/2054(a)	56,293	2,692	2.00%, 12/25/2042	5,614	4,778
			2.50%, 02/25/2028(a)	24,338	2,254
0.87%, 04/16/2056(a)	39,864	2,727
0.88%, 03/16/2052(a)	70,957	5,194	2.50%, 11/25/2041	6,747	6,903
0.88%, 02/16/2053(a)	50,804	3,414	3.00%, 04/25/2045	5,126	4,909
			3.50%, 01/25/2028(a)	23,251	2,711
0.89%, 06/16/2054(a)	31,354	1,673
			3.50%, 06/25/2033(a)	24,255	2,521
0.91%, 02/16/2053(a)	61,103	3,899
			3.50%, 01/25/2040(a)	27,452	3,308
0.91%, 01/16/2056(a)	25,210	1,754
			3.50%, 11/25/2042(a)	30,489	5,480
0.95%, 07/16/2047(a)	87,745	5,852
0.96%, 02/16/2046(a)	66,273	4,041	3.50%, 02/25/2043	1,809	1,915
0.96%, 09/16/2053(a)	60,272	3,785	4.00%, 06/25/2039	10,000	10,748
1.00%, 12/16/2053(a)	15,488	830	4.00%, 12/25/2039	14,928	1,998
1.00%, 06/16/2057(a)	17,947	1,574	7.00%, 04/25/2032	1,569	1,804
1.01%, 10/16/2056(a)	44,614	3,797	9.00%, 05/25/2020	16	18
1.21%, 03/16/2049(a)	36,860	2,334	Freddie Mac REMICS
			1.33%, 02/15/2021(a)	10	10
2.63%, 09/16/2055(a)	6,511	6,567
			1.93%, 04/15/2040(a)	57,898	4,161
2.75%, 02/16/2055	12,000	12,168	1.95%, 05/15/2041(a)	52,906	3,337
3.00%, 09/16/2049	6,200	6,112	1.99%, 10/15/2040(a)	59,840	4,769
3.49%, 07/16/2045(a)	6,391	6,643
			2.03%, 10/15/2040(a)	47,953	3,513
GS Mortgage Securities Trust 2011-GC5			2.50%, 11/15/2032	7,457	7,475
5.47%, 08/10/2044(a),(b)	4,624	4,644
			2.50%, 01/15/2043(a)	19,232	2,602
GS Mortgage Securities Trust 2013-GC13			2.50%, 02/15/2043	3,853	3,818
4.20%, 07/10/2046(a),(b)	5,000	4,180
			3.00%, 08/15/2028	4,636	4,824
GS Mortgage Securities Trust 2015-GC34			3.00%, 11/15/2030(a)	10,191	821
4.81%, 10/10/2048	4,169	3,969	3.00%, 06/15/2031(a)	15,172	1,467
JP Morgan Chase Commercial Mortgage			3.00%, 06/15/2040	8,151	8,494
Securities Trust 2013-C10			3.00%, 10/15/2042	2,690	2,781
3.37%, 12/15/2047(a)	7,800	7,961
			3.00%, 03/15/2043	7,639	7,903
JP Morgan Chase Commercial Mortgage			3.00%, 05/15/2044	1,588	1,590
Securities Trust 2013-C16			3.00%, 05/15/2044(a)	4,523	4,702
5.11%, 12/15/2046(a)	8,000	8,623
			3.50%, 01/15/2028(a)	12,223	1,360
JPMBB Commercial Mortgage Securities			3.50%, 04/15/2040	15,918	1,309
Trust 2014-C25			4.00%, 06/15/2028(a)	3,333	84
4.60%, 11/15/2047(a)	5,000	4,788
			4.00%, 05/15/2039	4,825	5,112
Wells Fargo Commercial Mortgage Trust			4.00%, 11/15/2042(a)	17,858	2,959
2015-C31			4.50%, 05/15/2037(a)	4,524	4,714
4.77%, 11/15/2048(a)	6,000	5,614
			6.50%, 08/15/2027	109	118

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)			(continued)
Freddie Mac Strips
1.91%, 10/15/2037(a)	$71,144	$5,532	4.50%, 07/01/2039	$2,205	$2,412
1.99%, 02/15/2038(a)	60,639	4,466	4.50%, 12/01/2040	5,779	6,292
3.00%, 10/15/2027(a)	22,072	2,565	4.50%, 04/01/2041	7,345	8,160
Ginnie Mae			4.50%, 11/01/2043	7,088	7,877
1.19%, 03/20/2041(a)	50,732	2,222	4.50%, 01/01/2044	7,299	8,094
3.00%, 05/16/2037	14,000	14,371	5.00%, 10/01/2025	105	115
3.25%, 05/20/2045(a)	4,869	5,177	5.00%, 12/01/2032	89	98
3.50%, 04/20/2038(a)	12,453	1,298	5.00%, 02/01/2033	910	1,011
3.50%, 10/20/2041(a)	20,488	2,365	5.00%, 01/01/2034	816	913
3.50%, 01/20/2043	24,980	5,499	5.00%, 05/01/2034	195	215
3.50%, 05/20/2043 (a)	16,484	2,852	5.00%, 05/01/2035	187	205
3.50%, 04/16/2044	4,956	5,021	5.00%, 07/01/2035	87	96
4.00%, 02/20/2034	6,585	7,084	5.00%, 07/01/2035	4	5
4.00%,11/16/2038	1,005	1,054	5.00%, 10/01/2035	16	17
4.00%, 02/20/2044 (a)	10,382	1,518	5.00%, 11/01/2035	706	783
4.50%, 04/20/2045(a)	10,981	2,796	5.00%, 07/01/2044	5,443	6,059
			5.50%, 04/01/2018	30	30
5.00%, 11/20/2039	6,984	7,775	5.50%, 03/01/2029	1	1
LF Rothschild Mortgage Trust III
9.95%, 09/01/2017	1	1	5.50%, 05/01/2033	15	16
Morgan Stanley Re-REMIC Trust 2010-R1			5.50%, 10/01/2033	19	21
2.62%, 07/26/2035 (a),(b)	9,700	9,244	5.50%, 12/01/2033	552	616
New Residential Mortgage Loan Trust 2014-			5.50%, 07/01/2037	38	42
3			5.50%, 04/01/2038	18	19
4.75%, 11/25/2054(a),(b)	8,237	8,859	5.50%, 05/01/2038	88	97
New Residential Mortgage Loan Trust 2015-			6.00%, 04/01/2017	46	47
2			6.00%, 04/01/2017	43	44
5.60%, 08/25/2055(a)	7,041	7,456	6.00%, 05/01/2017	50	51
Sequoia Mortgage Trust 2013-2			6.00%, 07/01/2017	2	2
3.66%, 02/25/2043(a)	6,763	6,837	6.00%, 01/01/2021	54	57
Springleaf Mortgage Loan Trust 2013-3			6.00%, 06/01/2028	12	14
3.79%, 09/25/2057(a),(b)	4,800	4,844	6.00%, 05/01/2031	127	146
			6.00%, 10/01/2031	4	5
		$267,341	6.00%, 02/01/2032	21	24
Other Asset Backed Securities - 0.22%			6.00%, 09/01/2032	222	250
TAL Advantage V LLC			6.00%, 11/01/2033	513	586
3.33%, 05/20/2039(a),(b)	3,393	3,362	6.00%, 11/01/2033	344	387
			6.00%, 05/01/2034	1,302	1,459
TOTAL BONDS		$489,137	6.00%, 05/01/2034	1,706	1,953
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 09/01/2034	127	146
AGENCY OBLIGATIONS - 67.01%	Amount (000's) Value (000's)		6.00%, 02/01/2035	131	150
			6.00%, 10/01/2036(a)	88	100
Federal Home Loan Mortgage Corporation (FHLMC) -
15.59%			6.00%, 03/01/2037	148	171
2.00%, 03/01/2028	$2,783	$2,818	6.00%, 05/01/2037	216	245
2.17%, 03/01/2036(a)	253	261	6.00%, 01/01/2038(a)	69	79
2.50%, 08/01/2027	2,285	2,349	6.00%, 03/01/2038	65	73
2.50%, 09/01/2027	7,295	7,497	6.00%, 04/01/2038	162	183
2.50%, 02/01/2028	7,207	7,407	6.00%, 07/01/2038	345	392
2.85%, 10/01/2032(a)	2	2	6.00%, 10/01/2038	216	247
3.00%, 01/01/2027	6,393	6,691	6.00%, 09/01/2039	6,268	7,313
3.00%, 02/01/2027	6,599	6,907	6.50%, 11/01/2016	14	14
3.00%, 04/01/2035	3,663	3,814	6.50%, 06/01/2017	9	9
3.00%, 10/01/2042	8,349	8,556	6.50%, 12/01/2021	273	311
3.00%, 10/01/2042	10,318	10,535	6.50%, 04/01/2022	232	264
3.00%, 05/01/2043	7,483	7,664	6.50%, 05/01/2022	89	102
3.50%, 11/01/2026	4,153	4,393	6.50%, 08/01/2022	57	65
3.50%, 02/01/2032	6,943	7,368	6.50%, 05/01/2023	90	95
3.50%, 04/01/2032	6,063	6,434	6.50%, 07/01/2023	2	3
3.50%, 12/01/2041	3,728	3,927	6.50%, 01/01/2024	6	7
3.50%, 02/01/2042	2,712	2,839	6.50%, 07/01/2025	1	2
3.50%, 04/01/2042	1,063	1,113	6.50%, 07/01/2025	2	2
3.50%, 04/01/2042	11,107	11,635	6.50%, 09/01/2025	1	2
3.50%, 07/01/2042	12,152	12,738	6.50%, 10/01/2025	1	2
3.50%, 09/01/2042	8,581	8,990	6.50%, 10/01/2025	3	3
3.50%, 08/01/2043	8,451	8,890	6.50%, 03/01/2029	6	7
3.50%, 02/01/2044	9,440	9,914	6.50%, 03/01/2029	66	76
4.00%, 12/01/2040	7,436	8,021	6.50%, 04/01/2031	263	300
4.00%, 10/01/2041	4,980	5,345	6.50%, 10/01/2031	98	111
4.00%, 12/01/2041	6,636	7,200	6.50%, 02/01/2032	15	17
4.00%, 07/01/2042	4,521	4,905	6.50%, 04/01/2032	12	14
4.00%, 07/01/2043	5,901	6,420	6.50%, 04/01/2035	8	10
4.00%, 09/01/2044	7,378	7,995	6.50%, 02/01/2037	31	35
4.50%, 08/01/2033	603	657	7.00%, 07/01/2024	3	4

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			Federal National Mortgage Association (FNMA) (continued)
			4.00%, 08/01/2044	$14,424	$15,671
7.00%, 01/01/2028	$449	$505	4.00%, 08/01/2044	5,754	6,251
7.00%, 06/01/2029	161	189
7.00%, 01/01/2031	1	1	4.00%, 11/01/2044	4,330	4,704
			4.00%, 02/01/2045	7,609	8,267
7.00%, 04/01/2031	102	115	4.00%, 07/01/2045	8,826	9,497
7.00%, 10/01/2031	121	135
7.00%, 04/01/2032	252	303	4.00%, 09/01/2045	14,042	15,256
			4.50%, 12/01/2019	49	51
7.50%, 12/01/2030	4	4	4.50%, 01/01/2020	184	192
7.50%, 02/01/2031	2	3
7.50%, 02/01/2031	32	36	4.50%, 09/01/2025	3,289	3,558
			4.50%, 07/01/2039	2,247	2,463
8.00%, 08/01/2030	1	1	4.50%, 09/01/2039	2,890	3,180
8.00%, 12/01/2030	10	10
8.50%, 04/01/2019	1	1	4.50%, 03/01/2041	5,260	5,761
			4.50%, 03/01/2042	12,972	14,329
8.50%, 07/01/2029	139	155	4.50%, 09/01/2043	6,411	7,139
		$243,516	4.50%, 09/01/2043	10,359	11,536
Federal National Mortgage Association (FNMA) - 39.05%			4.50%, 09/01/2043	5,604	6,241
2.00%, 10/01/2027	3,608	3,647	4.50%, 11/01/2043	9,221	10,269
2.00%, 10/01/2027	4,884	4,936	4.50%, 05/01/2044	9,908	10,832
2.00%, 02/01/2028	6,413	6,481	4.50%, 09/01/2044	7,956	8,860
2.00%, 08/01/2028	3,850	3,891	4.50%, 10/01/2044	5,486	6,110
2.00%, 07/01/2030	8,073	8,092	5.00%, 01/01/2018	24	25
2.48%, 12/01/2033(a)	127	133	5.00%, 11/01/2018	141	146
2.50%, 06/01/2027	8,263	8,500	5.00%, 04/01/2019	42	45
2.50%, 05/01/2028	4,246	4,371	5.00%, 01/01/2026	124	136
2.50%, 05/01/2028	3,632	3,739	5.00%, 04/01/2035	249	278
2.50%, 07/01/2028	12,989	13,239	5.00%, 05/01/2035	141	156
2.50%, 03/01/2030	10,037	10,278	5.00%, 07/01/2035	47	52
2.59%, 03/01/2028(a)	14	15	5.00%, 02/01/2038	2,787	3,141
2.63%, 11/01/2033(a)	11	11	5.00%, 03/01/2038	2,102	2,366
3.00%, 04/01/2027	6,029	6,299	5.00%, 02/01/2040	11,015	12,458
3.00%, 05/01/2029	9,533	9,969	5.00%, 04/01/2040	1,195	1,336
3.00%, 06/01/2042	7,525	7,695	5.00%, 05/01/2040	4,135	4,677
3.00%, 10/01/2042	7,864	8,075	5.00%, 07/01/2040	3,049	3,439
3.00%, 11/01/2042	10,805	11,075	5.00%, 07/01/2041	5,486	6,125
3.00%, 12/01/2042	7,909	8,100	5.00%, 07/01/2041	12,531	14,173
3.00%, 01/01/2043	6,666	6,833	5.00%, 02/01/2044	5,036	5,696
3.00%, 01/01/2043	7,954	8,146	5.50%, 09/01/2017	22	22
3.00%, 02/01/2043	8,308	8,524	5.50%, 09/01/2017	3	3
3.00%, 02/01/2043	7,311	7,484	5.50%, 12/01/2017	130	133
3.00%, 04/01/2043	9,993	10,182	5.50%, 03/01/2018	30	31
3.00%, 04/01/2045	11,520	11,795	5.50%, 06/01/2019	7	8
3.00%, 07/01/2045	3,897	3,988	5.50%, 06/01/2019	9	9
3.50%, 02/01/2042	8,631	9,123	5.50%, 07/01/2019	36	37
3.50%, 03/01/2042	4,551	4,776	5.50%, 07/01/2019	11	11
3.50%, 06/01/2042	4,731	4,969	5.50%, 07/01/2019	3	3
3.50%, 07/01/2042	5,502	5,779	5.50%, 07/01/2019	22	24
3.50%, 07/01/2042	7,252	7,643	5.50%, 08/01/2019	45	47
3.50%, 09/01/2042	12,446	13,121	5.50%, 08/01/2019	8	9
3.50%, 11/01/2042	7,606	8,028	5.50%, 09/01/2019	54	57
3.50%, 02/01/2043	2,971	3,142	5.50%, 06/01/2026	105	117
3.50%, 05/01/2043	7,058	7,450	5.50%, 05/01/2033	185	204
3.50%, 10/01/2044	9,161	9,684	5.50%, 07/01/2033	963	1,099
3.50%, 11/01/2044	8,263	8,734	5.50%, 09/01/2033	581	663
3.50%, 03/01/2045	4,707	4,955	5.50%, 02/01/2035	2,278	2,571
3.50%, 03/01/2045	7,543	7,960	5.50%, 02/01/2037	14	16
3.50%, 06/01/2045	9,510	10,053	5.50%, 12/01/2037	1,411	1,606
3.50%, 08/01/2045	7,757	8,200	5.50%, 03/01/2038	380	434
3.50%, 09/01/2045	7,315	7,710	5.50%, 03/01/2038	563	636
4.00%, 01/01/2034	2,224	2,401	6.00%, 12/01/2016	36	37
4.00%, 08/01/2039	5,681	6,076	6.00%, 01/01/2017	1	1
4.00%, 09/01/2040	4,352	4,696	6.00%, 04/01/2017	9	10
4.00%, 01/01/2041	6,618	7,090	6.00%, 08/01/2017	170	174
4.00%, 04/01/2041	4,155	4,452	6.00%, 08/01/2018	145	149
4.00%, 04/01/2041	5,091	5,458	6.00%, 12/01/2022	20	23
4.00%, 11/01/2041	6,108	6,553	6.00%, 03/01/2029	71	81
4.00%, 02/01/2042	3,452	3,737	6.00%, 08/01/2031	465	531
4.00%, 04/01/2042	7,514	8,053	6.00%, 12/01/2031	4	4
4.00%, 03/01/2043	6,601	7,133	6.00%, 12/01/2031	2	2
4.00%, 08/01/2043	10,986	11,968	6.00%, 01/01/2032	350	388
4.00%, 08/01/2043	6,485	7,064	6.00%, 11/01/2032	10	12
4.00%, 10/01/2043	8,205	8,886	6.00%, 04/01/2033	281	308
4.00%, 04/01/2044	4,215	4,580	6.00%, 02/01/2034	228	258

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
6.00%, 03/01/2034	$500	$565
6.00%, 09/01/2034	1,050	1,174	5.50%, 07/20/2033	$1,741	$1,951
			5.50%, 03/20/2034	1,783	1,998
6.00%, 11/01/2037	150	169	5.50%, 05/20/2035	193	216
6.00%, 02/01/2038	187	212
6.00%, 03/01/2038	112	128	5.50%, 01/15/2039	392	437
			6.00%, 10/15/2023	103	116
6.00%, 08/01/2038	978	1,118	6.00%, 11/15/2023	19	22
6.00%, 04/01/2039	1,103	1,271
6.50%, 09/01/2024	286	328	6.00%, 11/15/2023	46	52
			6.00%, 12/15/2023	20	22
6.50%, 08/01/2028	69	79	6.00%, 12/15/2023	25	28
6.50%, 11/01/2028	49	56
6.50%, 12/01/2028	42	48	6.00%, 12/15/2023	2	2
			6.00%, 01/15/2024	14	15
6.50%, 02/01/2029	29	34	6.00%, 01/20/2024	6	6
6.50%, 03/01/2029	53	60
6.50%, 04/01/2029	27	31	6.00%, 02/15/2024	17	19
			6.00%, 02/15/2024	26	29
6.50%, 06/01/2031	118	132	6.00%, 02/15/2024	27	30
6.50%, 06/01/2031	72	82
6.50%, 06/01/2031	78	89	6.00%, 03/15/2024	16	18
			6.00%, 04/20/2024	28	32
6.50%, 09/01/2031	6	7	6.00%, 05/20/2024	20	23
6.50%, 12/01/2031	6	6
6.50%, 01/01/2032	34	39	6.00%, 05/20/2024	18	21
			6.00%, 10/20/2024	12	13
6.50%, 04/01/2032	22	26	6.00%, 09/20/2025	23	26
6.50%, 04/01/2032	369	423
6.50%, 08/01/2032	165	193	6.00%, 04/20/2026	69	79
			6.00%, 10/20/2028	10	12
6.50%, 11/01/2032	221	249	6.00%, 02/20/2029	110	127
6.50%, 11/01/2032	420	476	6.00%, 05/20/2032(a)	317	368
6.50%, 02/01/2033	238	272	6.00%, 08/15/2032	39	44
6.50%, 07/01/2034	668	777
6.50%, 04/01/2036	11	12	6.00%, 09/15/2032	74	83
6.50%, 08/01/2036	88	100	6.00%, 02/15/2033	26	29
			6.00%, 07/20/2033	1,336	1,544
6.50%, 08/01/2036	140	160	6.00%, 08/15/2038	287	326
6.50%, 10/01/2036	57	66
6.50%, 11/01/2036	53	62	6.50%, 09/15/2023	23	27
6.50%, 07/01/2037	34	41	6.50%, 09/15/2023	13	15
6.50%, 07/01/2037	47	57	6.50%, 09/15/2023	8	9
			6.50%, 09/15/2023	14	16
6.50%, 08/01/2037	848	1,017	6.50%, 10/15/2023	21	24
6.50%, 08/01/2037	68	78
6.50%, 01/01/2038	12	14	6.50%, 11/15/2023	5	5
			6.50%, 12/15/2023	27	31
6.50%, 02/01/2038	35	42	6.50%, 12/15/2023	7	8
6.50%, 05/01/2038	12	14
7.00%, 05/01/2022	16	17	6.50%, 12/15/2023	14	16
			6.50%, 12/15/2023	19	22
7.00%, 08/01/2028	85	97	6.50%, 01/15/2024	12	14
7.00%, 12/01/2028	92	105
7.00%, 07/01/2029	89	103	6.50%, 01/15/2024	40	46
			6.50%, 01/15/2024	7	9
7.00%, 11/01/2031	370	422	6.50%, 01/15/2024	18	21
7.00%, 07/01/2032	182	206
7.50%, 12/01/2024	123	136	6.50%, 01/15/2024	10	12
			6.50%, 01/15/2024	7	7
7.50%, 07/01/2029	26	26	6.50%, 03/15/2024	25	28
7.50%, 02/01/2030	86	95
7.50%, 01/01/2031	2	2	6.50%, 04/15/2024	17	19
			6.50%, 04/20/2024	11	13
7.50%, 08/01/2032	15	18	6.50%, 07/15/2024	45	52
8.00%, 05/01/2022	1	1
8.50%, 09/01/2025	1	2	6.50%, 01/15/2026	9	10
			6.50%, 03/15/2026	15	17
9.00%, 09/01/2030	33	40	6.50%, 07/20/2026	2	2
		$610,083	6.50%, 10/20/2028	11	13
Government National Mortgage Association (GNMA) -			6.50%, 03/20/2031	89	104
7.45%			6.50%, 04/20/2031	72	86
3.00%, 11/15/2042	7,130	7,366	6.50%, 07/15/2031	2	2
3.00%, 11/15/2042	9,468	9,833	6.50%, 10/15/2031	15	17
3.00%, 12/15/2042	7,399	7,660	6.50%, 07/15/2032	6	7
3.00%, 02/15/2043	7,781	8,080	6.50%, 05/20/2034	626	766
3.50%, 12/20/2041	5,823	6,159	6.80%, 04/20/2025	42	43
3.50%, 08/20/2042	7,174	7,602	7.00%, 11/15/2022	5	6
3.50%, 06/20/2043	7,782	8,254	7.00%, 11/15/2022	10	10
3.50%, 08/15/2043	10,066	10,623	7.00%, 12/15/2022	38	41
4.00%, 08/15/2041	6,261	6,804	7.00%, 12/15/2022	7	7
4.00%, 02/20/2043	3,446	3,705	7.00%, 01/15/2023	7	7
4.00%, 03/15/2044	6,515	7,104	7.00%, 01/15/2023	17	17
4.00%, 10/20/2044	6,261	6,738	7.00%, 01/15/2023	3	3
4.50%, 10/15/2039	4,313	4,742	7.00%, 02/15/2023	22	22
4.50%, 09/20/2041	5,166	5,643	7.00%, 07/15/2023	9	9
5.00%, 02/15/2034	216	241	7.00%, 07/15/2023	17	18
5.00%, 10/15/2039	4,342	4,881	7.00%, 07/15/2023	8	9

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury - 4.51%
			2.25%, 11/30/2017	$5,900	$6,054
7.00%, 08/15/2023	$17	$19	3.00%, 11/15/2044	14,800	15,520
7.00%, 10/15/2023	14	15
7.00%, 12/15/2023	17	19	3.13%, 05/15/2021	18,000	19,554
			4.25%, 11/15/2040	9,510	12,305
7.00%, 12/15/2023	15	16	5.25%, 11/15/2028	5,300	7,149
7.00%, 01/15/2026	12	12
7.00%, 01/15/2027	24	26	6.25%, 08/15/2023	7,500	9,912
7.00%, 10/15/2027	2	2			$70,494
7.00%, 10/15/2027	1	1	U.S. Treasury Strip - 0.41%
7.00%, 10/15/2027	9	9	0.00%, 05/15/2020(c),(d)	6,800	6,430
7.00%, 11/15/2027	25	25
7.00%, 12/15/2027	6	6	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 12/15/2027	2	2	OBLIGATIONS		$1,046,813
7.00%, 02/15/2028	1	1	Total Investments		$1,565,218
7.00%, 04/15/2028	3	3	Liabilities in Excess of Other Assets, Net - (0.19)%		$(2,901)
7.00%, 06/15/2028	147	165	TOTAL NET ASSETS - 100.00%		$1,562,317
7.00%, 12/15/2028	74	83
7.00%, 01/15/2029	53	59
7.00%, 03/15/2029	33	34	(a)	Variable Rate. Rate shown is in effect at January 31, 2016.
7.00%, 04/15/2029	182	203	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 04/15/2029	18	18	1933. These securities may be resold in transactions exempt from
7.00%, 05/15/2031	10	12	registration, normally to qualified institutional buyers. At the end of the
7.00%, 06/20/2031	69	84	period, the value of these securities totaled $70,355 or 4.50% of net assets.
7.00%, 07/15/2031	2	2	(c) Non-Income Producing Security
7.00%, 09/15/2031	2	3	(d) Security is a Principal Only Strip.
7.25%, 09/15/2025	19	19
7.50%, 04/15/2017	1	1
7.50%, 04/15/2017	2	2
7.50%, 04/15/2017	3	3	Portfolio Summary (unaudited)
7.50%, 07/15/2018	4	4	Sector		Percent
7.50%, 12/15/2021	20	20	Mortgage Securities		92.39%
7.50%, 02/15/2022	7	7	Government		4.92%
7.50%, 03/15/2022	1	1	Exchange Traded Funds		1.87%
7.50%, 03/15/2022	8	8	Asset Backed Securities		1.01%
7.50%, 04/15/2022	3	3	Liabilities in Excess of Other Assets, Net		(0.19)%
7.50%, 04/15/2022	23	23	TOTAL NET ASSETS		100.00%
7.50%, 04/15/2022	6	6
7.50%, 07/15/2022	20	20
7.50%, 08/15/2022	15	15
7.50%, 08/15/2022	4	4
7.50%, 08/15/2022	2	2
7.50%, 08/15/2022	2	2
7.50%, 02/15/2023	9	10
7.50%, 05/15/2023	12	12
7.50%, 05/15/2023	3	3
7.50%, 06/15/2023	14	15
7.50%, 10/15/2023	1	1
7.50%, 11/15/2023	12	12
7.50%, 03/15/2024	21	23
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	6	6
7.50%, 05/15/2027	17	17
7.50%, 06/15/2027	10	10
7.50%, 08/15/2029	54	61
7.50%, 09/15/2029	20	20
7.50%, 10/15/2029	64	73
7.50%, 11/15/2029	49	50
7.50%, 11/15/2029	80	84
8.00%, 06/15/2017	1	1
8.00%, 02/15/2022	20	22
8.00%, 04/15/2022	14	14
8.00%, 12/15/2030	7	9
9.00%, 11/15/2021	48	53
9.50%, 10/15/2017	3	3
9.50%, 11/15/2017	3	3
9.50%, 09/20/2018	16	16
9.50%, 09/15/2020	7	7
9.50%, 12/20/2020	15	15
9.50%, 01/20/2021	1	1
9.50%, 02/20/2021	1	1
9.50%, 08/15/2021	48	55
		$116,290

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 0.02%	Shares Held	Value(000's)		Principal
			BONDS (continued)	Amount (000's)	Value (000's)
Biotechnology - 0.00%
Neuro-Hitech Inc (a),(b)	250,000	$—	Banks- 4.95%
			Barclays PLC
			8.25%, 12/29/2049(f),(g)	$37,160	$38,921
Commercial Services - 0.02%			CIT Group Inc
Network Holding Co KSCC (a),(b),(c)	393,257	488
			3.88%, 02/19/2019	17,125	16,988
			ING Bank NV
Computers - 0.00%			5.80%, 09/25/2023(d)	18,700	20,118
GCB S3 Inc (a),(b)	10,000,000	—	JPMorgan Chase & Co
			5.00%, 12/29/2049(f),(g)	27,925	26,197
			Popular Inc
Energy - Alternate Sources - 0.00%			7.00%, 07/01/2019	8,920	8,307
Ogden Corp (a),(b),(c)	5,000,000	—
			Royal Bank of Scotland Group PLC
			7.50%, 12/29/2049(f),(g)	12,800	13,024
TOTAL COMMON STOCKS		$488	Wells Fargo & Co
INVESTMENT COMPANIES - 1.78%	Shares Held	Value(000's)	5.87%, 12/29/2049(f),(g)	8,765	9,239
			5.90%, 12/29/2049(f),(g)	18,000	18,158
Publicly Traded Investment Fund - 1.78%
Goldman Sachs Financial Square Funds -	54,260,398	54,260			$150,952
Government Fund			Beverages - 0.79%
			Constellation Brands Inc
TOTAL INVESTMENT COMPANIES		$54,260	3.75%, 05/01/2021	7,770	7,813
	Principal		4.25%, 05/01/2023	15,780	16,155
BONDS- 88.81%	Amount (000's)	Value(000's)			$23,968

Advertising - 0.37%			Building Materials - 1.17%
MDC Partners Inc			Boise Cascade Co
6.75%, 04/01/2020(d)	$11,318	$11,219	6.38%, 11/01/2020	7,920	8,039
			Cemex SAB de CV
Aerospace & Defense - 0.17%			6.13%, 05/05/2025(d)	3,675	3,146
Air 2 US			7.25%, 01/15/2021(d)	8,785	8,354
8.63%, 10/01/2020(d)	5,197	5,326	Norbord Inc
			5.38%, 12/01/2020(d)	10,175	10,175
			Vulcan Materials Co
Agriculture - 0.68%			4.50%, 04/01/2025	5,925	5,881
Pinnacle Operating Corp					$35,595
9.00%, 11/15/2020(d)	22,113	20,676
			Chemicals - 2.71%
			A Schulman Inc
Airlines - 0.39%			6.88%, 06/01/2023(d)	7,105	6,395
Air Canada			Aruba Investments Inc
6.75%, 10/01/2019(d)	3,265	3,347	8.75%, 02/15/2023(d)	10,280	9,727
American Airlines 2015-1 Class B Pass			Axiall Corp
Through Trust			4.88%, 05/15/2023	8,767	8,252
3.70%, 11/01/2024	2,685	2,596	Blue Cube Spinco Inc
United Airlines 2014-1 Class B Pass Through			9.75%, 10/15/2023(d)	3,315	3,564
Trust			Consolidated Energy Finance SA
4.75%, 10/11/2023	3,332	3,324	6.75%, 10/15/2019(d)	11,995	10,556
US Airways 2001-1G Pass Through Trust			Cornerstone Chemical Co
7.08%, 09/20/2022	2,392	2,553	9.38%, 03/15/2018(d)	9,815	8,735
		$11,820	Eagle Spinco Inc
Automobile Manufacturers - 1.87%			4.63%, 02/15/2021	12,340	11,954
Fiat Chrysler Automobiles NV			NOVA Chemicals Corp
4.50%, 04/15/2020	7,500	7,327	5.00%, 05/01/2025(d)	4,760	4,463
Jaguar Land Rover Automotive PLC			5.25%, 08/01/2023(d)	19,515	19,100
3.50%, 03/15/2020(d)	7,400	7,160			$82,746
4.13%, 12/15/2018(d)	11,130	11,214
4.25%, 11/15/2019(d)	12,880	12,944	Commercial Services - 0.52%
			Ahern Rentals Inc
5.63%, 02/01/2023(d)	6,780	6,678	7.38%, 05/15/2023(d)	7,070	5,161
Navistar International Corp			Jurassic Holdings III Inc
8.25%, 11/01/2021	18,595	11,575	6.88%, 02/15/2021(d)	8,060	4,836
		$56,898	TMS International Corp
Automobile Parts & Equipment - 1.47%			7.63%, 10/15/2021(d)	7,500	5,794
Dana Holding Corp					$15,791
5.50%, 12/15/2024	5,970	5,362	Computers - 0.28%
6.00%, 09/15/2023	6,525	6,215	Compiler Finance Sub Inc
Lear Corp			7.00%, 05/01/2021(d)	12,770	5,363
5.25%, 01/15/2025	8,450	8,778	IHS Inc
Schaeffler Holding Finance BV			5.00%, 11/01/2022	3,065	3,065
6.75%, PIK 7.50%, 11/15/2022(d),(e)	7,500	7,838
ZF North America Capital Inc					$8,428
4.00%, 04/29/2020(d)	10,200	10,182	Consumer Products - 0.36%
4.50%, 04/29/2022(d)	2,030	1,956	Spectrum Brands Inc
4.75%, 04/29/2025(d)	4,780	4,481	5.75%, 07/15/2025(d)	10,830	11,101
		$44,812

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Distribution & Wholesale - 1.03%			Entertainment (continued)
American Builders & Contractors Supply Co			Eldorado Resorts Inc
Inc			7.00%, 08/01/2023(d)		$10,345	$10,190
5.75%, 12/15/2023(d)	$5,550	$5,661	Peninsula Gaming LLC / Peninsula Gaming
Global Partners LP / GLP Finance Corp			Corp
7.00%, 06/15/2023	10,170	7,322	8.38%, 02/15/2018(d)		16,680	16,930
HD Supply Inc			Regal Entertainment Group
5.25%, 12/15/2021(d)	2,525	2,598	5.75%, 03/15/2022		8,090	8,141
7.50%, 07/15/2020	15,120	15,725	WMG Acquisition Corp
		$31,306	6.75%, 04/15/2022(d)		9,685	8,523
			WMG Holdings Corp
Diversified Financial Services - 5.85%			13.75%, 10/01/2019		8,435	8,962
AerCap Ireland Capital Ltd / AerCap Global						$118,444
Aviation Trust
4.63%, 10/30/2020	5,865	5,777	Food- 2.19%
4.63%, 07/01/2022	16,135	15,691	BI-LO LLC / BI-LO Finance Corp
Aircastle Ltd			9.25%, 02/15/2019(d)		10,875	10,331
4.63%, 12/15/2018	3,915	3,949	Ingles Markets Inc
5.13%, 03/15/2021	17,575	17,355	5.75%, 06/15/2023		10,265	10,291
5.50%, 02/15/2022	5,165	5,139	JBS USA LLC / JBS USA Finance Inc
7.63%, 04/15/2020	8,050	8,815	5.75%, 06/15/2025(d)		9,165	7,011
Ally Financial Inc			Post Holdings Inc
5.75%, 11/20/2025	7,155	7,137	7.38%, 02/15/2022		6,910	7,281
Credit Acceptance Corp			7.75%, 03/15/2024(d)		4,585	4,883
6.13%, 02/15/2021	27,150	25,996	Smithfield Foods Inc
7.38%, 03/15/2023(d)	11,060	10,701	5.25%, 08/01/2018(d)		4,339	4,426
Denali Borrower LLC / Denali Finance Corp			5.88%, 08/01/2021(d)		14,255	14,469
5.63%, 10/15/2020(d)	7,410	7,799	TreeHouse Foods Inc
Fly Leasing Ltd			6.00%, 02/15/2024(d)		7,945	8,174
6.38%, 10/15/2021	20,730	20,056				$66,866
Icahn Enterprises LP / Icahn Enterprises
Finance Corp			Forest Products & Paper - 0.79%
5.88%, 02/01/2022	6,100	5,452	Resolute Forest Products Inc
6.00%, 08/01/2020	7,060	6,627	5.88%, 05/15/2023		9,830	6,291
			Sappi Papier Holding GmbH
Navient Corp			7.50%, 06/15/2032(d)		5,985	5,387
6.13%, 03/25/2024	9,965	8,184	7.75%, 07/15/2017(d)		5,000	5,175
OneMain Financial Holdings Inc
7.25%, 12/15/2021(d)	17,355	17,182	Tembec Industries Inc
			9.00%, 12/15/2019(d)		9,430	5,964
Springleaf Finance Corp
5.25%, 12/15/2019	13,650	12,490	Verso Paper Holdings LLC / Verso Paper Inc
		$178,350	11.75%, 01/15/2019		7,920	1,386
						$24,203
Electric - 1.90%
Dynegy Inc			Hand & Machine Tools - 0.16%
6.75%, 11/01/2019	3,500	3,377	Paternoster Holding III GmbH
			8.50%, 02/15/2023(d)	EUR	4,900	4,910
7.38%, 11/01/2022	12,610	11,160
Elwood Energy LLC
8.16%, 07/05/2026	6,915	7,469	Healthcare - Products - 2.34%
Indiantown Cogeneration LP			ConvaTec Finance International SA
9.77%, 12/15/2020	2,336	2,628	8.25%, PIK 9.00%, 01/15/2019(d),(e)		$17,065	15,188
Miran Mid-Atlantic Series C Pass Through			ConvaTec Healthcare E SA
Trust			10.50%, 12/15/2018(d)		300	306
10.06%, 12/30/2028	18,968	18,209	DJO Finco Inc / DJO Finance LLC / DJO
Mirant Mid-Atlantic Series B Pass Through			Finance Corp
Trust			8.13%, 06/15/2021(d)		16,265	13,663
9.13%, 06/30/2017	338	338	Hill-Rom Holdings Inc
NRG Energy Inc			5.75%, 09/01/2023(d),(f)		6,440	6,561
6.25%, 05/01/2024	6,760	5,391	Kinetic Concepts Inc / KCI USA Inc
8.25%, 09/01/2020	10,375	9,415	10.50%, 11/01/2018		3,560	3,453
		$57,987	Mallinckrodt International Finance SA /
			Mallinckrodt CB LLC
Engineering & Construction - 0.27%			5.63%, 10/15/2023(d)		19,915	18,670
Aguila 3 SA
7.88%, 01/31/2018(d)	8,070	8,201	Universal Hospital Services Inc
			7.63%, 08/15/2020		15,410	13,561
						$71,402
Entertainment - 3.89%
Carmike Cinemas Inc			Healthcare - Services - 4.09%
6.00%, 06/15/2023(d)	7,040	7,295	Centene Corp
CCM Merger Inc			4.75%, 05/15/2022		14,700	14,112
9.13%, 05/01/2019(d)	22,291	22,960	Centene Escrow Corp
			5.63%, 02/15/2021(d),(h)		3,930	3,999
Cinemark USA Inc			6.13%, 02/15/2024(d),(h)		4,935	5,071
4.88%, 06/01/2023	20,905	20,539
			Fresenius Medical Care US Finance II Inc
DreamWorks Animation SKG Inc			4.75%, 10/15/2024(d)		5,770	5,799
6.88%, 08/15/2020(d)	15,055	14,904

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Healthcare - Services (continued)				Lodging (continued)
Fresenius Medical Care US Finance II				MGM Resorts International
Inc (continued)				6.00%, 03/15/2023		$6,510	$6,490
5.88%, 01/31/2022(d)		$7,825	$8,471	6.63%, 12/15/2021		6,290	6,463
6.50%, 09/15/2018(d)		4,895	5,384	10.00%, 11/01/2016		3,205	3,365
HCA Holdings Inc							$21,758
6.25%, 02/15/2021		2,480	2,616
HCA Inc				Machinery - Construction & Mining - 0.15%
4.75%, 05/01/2023		21,400	21,454	Vander Intermediate Holding II Corp
				9.75%, PIK 10.50%, 02/01/2019(d),(e)		9,350	4,511
5.00%, 03/15/2024		17,315	17,531
5.25%, 04/15/2025		3,915	4,013
5.88%, 03/15/2022		8,015	8,596	Media- 8.70%
Molina Healthcare Inc				Altice Financing SA
5.38%, 11/15/2022(d)		10,005	9,980	6.50%, 01/15/2022(d)		5,830	5,801
MPH Acquisition Holdings LLC				6.63%, 02/15/2023(d)		3,000	2,947
6.63%, 04/01/2022(d)		8,280	8,290	Altice Finco SA
WellCare Health Plans Inc				8.13%, 01/15/2024(d)		3,775	3,624
5.75%, 11/15/2020		9,115	9,275	Altice Luxembourg SA
			$124,591	7.75%, 05/15/2022(d)		27,815	25,937
				Cable One Inc
Holding Companies - Diversified - 0.39%				5.75%, 06/15/2022(d)		2,150	2,172
Argos Merger Sub Inc
7.13%, 03/15/2023(d)		11,930	12,019	Cablevision Systems Corp
				8.00%, 04/15/2020		10,875	10,277
				CCO Holdings LLC / CCO Holdings Capital
Home Builders - 2.09%				Corp
Lennar Corp				5.13%, 05/01/2023(d)		39,650	39,650
4.13%, 12/01/2018		9,125	9,217	CCOH Safari LLC
4.50%, 11/15/2019		8,300	8,528	5.75%, 02/15/2026(d)		1,680	1,671
4.75%, 11/15/2022(f)		7,561	7,372	DISH DBS Corp
WCI Communities Inc				5.88%, 07/15/2022		22,230	20,924
6.88%, 08/15/2021		21,855	22,292	5.88%, 11/15/2024		8,205	7,313
Woodside Homes Co LLC / Woodside Homes				6.75%, 06/01/2021		19,035	19,416
Finance Inc				7.88%, 09/01/2019		12,500	13,563
6.75%, 12/15/2021(d)		18,625	16,157	Neptune Finco Corp
			$63,566	6.63%, 10/15/2025(d)		4,225	4,383
				10.13%, 01/15/2023(d)		13,135	13,890
Insurance - 2.54%				Numericable-SFR SAS
CNO Financial Group Inc				6.00%, 05/15/2022(d)		7,655	7,540
4.50%, 05/30/2020		4,545	4,658
Liberty Mutual Group Inc				RCN Telecom Services LLC / RCN Capital
7.00%, 03/07/2067(d),(f)		19,172	17,830	Corp
				8.50%, 08/15/2020(d)		16,475	16,557
Voya Financial Inc
5.65%, 05/15/2053(f)		56,572	54,875	TVN Finance Corp III AB
				7.38%, 12/15/2020(d)	EUR	2,200	2,550
			$77,363	Unitymedia GmbH
Internet - 1.33%				6.13%, 01/15/2025(d)		$8,940	9,076
United Group BV				Unitymedia Hessen GmbH & Co KG /
7.88%, 11/15/2020(d)	EUR	12,000	13,689	Unitymedia NRW GmbH
Zayo Group LLC / Zayo Capital Inc				5.50%, 01/15/2023(d)		16,650	17,409
6.00%, 04/01/2023		$21,635	21,148	Univision Communications Inc
10.13%, 07/01/2020		5,286	5,682	6.75%, 09/15/2022(d)		4,516	4,651
				8.50%, 05/15/2021(d)		11,896	11,807
			$40,519
				WideOpenWest Finance LLC /
Iron & Steel - 2.31%				WideOpenWest Capital Corp
AK Steel Corp				13.38%, 10/15/2019		21,140	19,343
7.63%, 05/15/2020		6,355	2,415	10.25%, 07/15/2019		3,180	2,997
ArcelorMittal				Ziggo Bond Finance BV
6.50%, 03/01/2021(f)		2,275	1,848	4.63%, 01/15/2025(d)	EUR	1,500	1,508
8.00%, 10/15/2039(f)		38,810	27,361				$265,006
Commercial Metals Co
4.88%, 05/15/2023		23,670	19,676	Metal Fabrication & Hardware - 0.12%
Signode Industrial Group Lux SA/Signode				Wise Metals Intermediate Holdings LLC/Wise
Industrial Group US Inc				Holdings Finance Corp
6.38%, 05/01/2022(d)		22,965	19,061	9.75%, PIK 10.50%, 06/15/2019(d),(e)		$10,055	3,821
			$70,361

Leisure Products & Services - 0.75%				Mining - 1.84%
NCL Corp Ltd				FMG Resources August 2006 Pty Ltd
4.63%, 11/15/2020(d)		12,870	12,516	6.88%, 04/01/2022(d)		8,180	4,581
5.25%, 11/15/2019(d)		10,175	10,226	8.25%, 11/01/2019(d)		17,720	14,353
				9.75%, 03/01/2022(d)		4,215	3,657
			$22,742
				Midwest Vanadium Pty Ltd
Lodging - 0.71%				0.00%, 02/15/2018(a),(d)		11,225	505
Boyd Gaming Corp				St Barbara Ltd
6.88%, 05/15/2023		5,360	5,440	8.88%, 04/15/2018(d)		15,120	14,666

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mining (continued)			Packaging & Containers (continued)
Taseko Mines Ltd			Ardagh Packaging Finance PLC / Ardagh
7.75%, 04/15/2019	$10,635	$5,743	Holdings USA Inc (continued)
Teck Resources Ltd			6.00%, 06/30/2021(d)	$4,280	$3,863
2.50%, 02/01/2018	15,185	12,471	7.00%, 11/15/2020(d)	1,039	984
		$55,976	Berry Plastics Corp
			6.00%, 10/15/2022(d)	4,645	4,738
Miscellaneous Manufacturers - 0.34%
Bombardier Inc			Beverage Packaging Holdings Luxembourg II
5.50%, 09/15/2018(d)	6,875	6,101	SA / Beverage Packaging Holdings II
			5.63%, 12/15/2016(d)	4,845	4,784
7.50%, 03/15/2025(d)	6,235	4,287
			6.00%, 06/15/2017(d)	2,755	2,659
		$10,388	Coveris Holding Corp
Oil & Gas - 4.39%			10.00%, 06/01/2018(d)	11,160	10,574
Baytex Energy Corp			Coveris Holdings SA
5.13%, 06/01/2021(d)	7,195	4,317	7.88%, 11/01/2019(d)	8,780	6,936
Carrizo Oil & Gas Inc			Crown Cork & Seal Co Inc
6.25%, 04/15/2023	1,510	1,055	7.38%, 12/15/2026	15,449	16,530
7.50%, 09/15/2020	14,800	11,507	Reynolds Group Issuer Inc / Reynolds Group
Chaparral Energy Inc			Issuer LLC / Reynolds Group Issuer
7.63%, 11/15/2022	18,979	3,606	(Luxembourg) S.A.
9.88%, 10/01/2020	7,360	1,288	7.88%, 08/15/2019	2,735	2,838
Chesapeake Energy Corp			9.88%, 08/15/2019	1,193	1,166
8.00%, 12/15/2022(d)	11,430	4,886			$75,523
Denbury Resources Inc			Pharmaceuticals - 1.97%
5.50%, 05/01/2022	18,285	6,400	Alphabet Holding Co Inc
EP Energy LLC / Everest Acquisition Finance			7.75%, 11/01/2017	9,020	8,817
Inc			JLL/Delta Dutch Pledgeco BV
6.38%, 06/15/2023	8,430	2,950	8.75%, PIK 9.50%, 05/01/2020(d),(e)	11,640	10,301
9.38%, 05/01/2020	21,895	9,305	Valeant Pharmaceuticals International Inc
Halcon Resources Corp			5.38%, 03/15/2020(d)	10,120	9,545
8.63%, 02/01/2020(d)	3,090	1,947
			5.50%, 03/01/2023(d)	8,875	7,832
9.75%, 07/15/2020	18,280	2,651	5.88%, 05/15/2023(d)	19,955	17,860
12.00%, 02/15/2022(d)	1,082	628
			7.50%, 07/15/2021(d)	5,895	5,847
Linn Energy LLC / Linn Energy Finance					$60,202
Corp
6.25%, 11/01/2019(f)	9,585	1,198	Pipelines - 1.23%
6.50%, 05/15/2019	13,210	1,783	Energy Transfer Equity LP
Northern Blizzard Resources Inc			5.88%, 01/15/2024	7,960	6,209
7.25%, 02/01/2022(d)	13,414	9,591	Sabine Pass Liquefaction LLC
Oasis Petroleum Inc			5.63%, 02/01/2021(f)	10,410	9,525
6.50%, 11/01/2021	3,655	2,193	5.63%, 03/01/2025	20,000	17,200
6.88%, 03/15/2022	5,645	3,274	6.25%, 03/15/2022	4,915	4,528
6.88%, 01/15/2023	11,825	6,740			$37,462
PDC Energy Inc
7.75%, 10/15/2022	24,945	23,698	Real Estate - 0.53%
QEP Resources Inc			Crescent Resources LLC / Crescent Ventures
5.25%, 05/01/2023	13,091	8,902	Inc
			10.25%, 08/15/2017(d)	16,155	16,155
Seven Generations Energy Ltd
6.75%, 05/01/2023(d)	3,080	2,556
Sunoco LP / Sunoco Finance Corp			REITS- 1.42%
5.50%, 08/01/2020(d)	7,070	6,628	DuPont Fabros Technology LP
6.38%, 04/01/2023(d)	10,945	10,097	5.88%, 09/15/2021	12,075	12,437
Ultra Petroleum Corp			Equinix Inc
6.13%, 10/01/2024(d)	13,355	1,870	5.38%, 01/01/2022	10,065	10,467
WPX Energy Inc			5.88%, 01/15/2026	3,125	3,234
7.50%, 08/01/2020	7,750	4,868	iStar Inc
		$133,938	3.88%, 07/01/2016	1,630	1,622
			4.88%, 07/01/2018	7,230	6,905
Oil & Gas Services - 0.56%			9.00%, 06/01/2017	8,295	8,482
Archrock Partners LP / Archrock Partners
Finance Corp					$43,147
6.00%, 10/01/2022	7,955	5,966	Retail - 4.01%
PHI Inc			BMC Stock Holdings Inc
5.25%, 03/15/2019	10,570	8,535	9.00%, 09/15/2018(d)	14,375	14,914
Seventy Seven Operating LLC			Claire's Stores Inc
6.63%, 11/15/2019	11,835	2,456	9.00%, 03/15/2019(d)	3,120	1,864
		$16,957	Dollar Tree Inc
			5.75%, 03/01/2023(d)	6,640	6,997
Packaging & Containers - 2.48%
Ardagh Finance Holdings SA			JC Penney Corp Inc
8.63%, PIK 8.63%, 06/15/2019(d),(e)	7,678	7,064	5.65%, 06/01/2020	15,695	12,948
			L Brands Inc
Ardagh Packaging Finance PLC / Ardagh			6.88%, 11/01/2035(d)	7,245	7,490
Holdings USA Inc
3.51%, 12/15/2019(d),(f)	14,000	13,387

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)				Telecommunications (continued)
Landry's Holdings II Inc				Sprint Capital Corp
10.25%, 01/01/2018(d)		$18,155	$17,973	6.88%, 11/15/2028		$7,235	$4,766
Landry's Inc				Sprint Communications Inc
9.38%, 05/01/2020(d)		11,755	12,416	7.00%, 08/15/2020		26,235	19,283
Michaels Stores Inc				9.00%, 11/15/2018(d)		6,850	6,987
5.88%, 12/15/2020(d)		12,293	12,662	Sprint Corp
Petco Holdings Inc				7.13%, 06/15/2024		8,840	5,967
8.50%, PIK 9.25%, 10/15/2017(d),(e)		9,525	9,704	7.88%, 09/15/2023		7,845	5,590
Rite Aid Corp				T-Mobile USA Inc
6.13%, 04/01/2023(d)		11,685	12,328	6.13%, 01/15/2022		4,110	4,182
Tops Holding LLC / Tops Markets II Corp				6.25%, 04/01/2021		20,800	21,164
8.00%, 06/15/2022(d)		13,525	12,849	6.50%, 01/15/2024		4,025	4,065
			$122,145	6.50%, 01/15/2026		9,620	9,620
				6.63%, 04/28/2021		12,140	12,550
Savings & Loans - 0.00%				UPCB Finance IV Ltd
Washington Mutual Bank / Henderson NV				5.38%, 01/15/2025(d)		2,000	1,920
0.00%, 06/15/2011(a),(b)		3,500	—
0.00%, 01/15/2013(a),(b)		3,000	1	Virgin Media Finance PLC
				5.75%, 01/15/2025(d)		5,000	4,950
0.00%, 01/15/2015(a),(f)		2,000	—
				6.00%, 10/15/2024(d)		2,940	2,962
			$1	Virgin Media Secured Finance PLC
Semiconductors - 0.84%				5.25%, 01/15/2026(d)		3,965	3,925
Micron Technology Inc				Wind Acquisition Finance SA
5.25%, 01/15/2024(d)		22,140	17,989	4.75%, 07/15/2020(d)		10,885	10,694
NXP BV / NXP Funding LLC				7.38%, 04/23/2021(d)		23,940	22,758
5.75%, 02/15/2021(d)		805	833				$229,672
Sensata Technologies UK Financing Co plc				Transportation - 2.06%
6.25%, 02/15/2026(d)		6,640	6,773
				Eletson Holdings Inc
			$25,595	9.63%, 01/15/2022(d)		17,244	14,657
Shipbuilding - 0.23%				Hornbeck Offshore Services Inc
Huntington Ingalls Industries Inc				5.00%, 03/01/2021		9,980	5,639
5.00%, 11/15/2025(d)		6,820	7,025	Navios Maritime Acquisition Corp / Navios
				Acquisition Finance US Inc
				8.13%, 11/15/2021(d)		37,660	29,940
Software - 2.04%				Navios Maritime Holdings Inc / Navios
Activision Blizzard Inc				Maritime Finance II US Inc
5.63%, 09/15/2021(d)		17,765	18,653	7.38%, 01/15/2022(d)		16,245	5,848
6.13%, 09/15/2023(d)		15,090	16,146
				Navios South American Logistics Inc / Navios
First Data Corp				Logistics Finance US Inc
5.00%, 01/15/2024(d)		5,355	5,355	7.25%, 05/01/2022(d)		13,220	6,808
5.75%, 01/15/2024(d)		5,570	5,528
							$62,892
MSCI Inc				TOTAL BONDS			$2,706,504
5.25%, 11/15/2024(d)		6,675	6,884
5.75%, 08/15/2025(d)		3,315	3,506		Principal
Rackspace Hosting Inc				CONVERTIBLE BONDS - 0.68%	Amount (000's) Value (000's)
6.50%, 01/15/2024(d)		6,681	6,096	Banks- 0.26%
			$62,168	ING Groep NV
				6.00%, 12/29/2049(f),(g)		8,150	7,900
Telecommunications - 7.54%
B Communications Ltd
7.38%, 02/15/2021(d)		5,550	6,017	Food Service - 0.00%
CenturyLink Inc				FU JI Food and Catering Services Holdings
5.63%, 04/01/2025		9,885	8,402	Ltd
Frontier Communications Corp				0.00%, 11/09/2009(a),(b)	HKD	46,500	—
8.88%, 09/15/2020(d)		3,175	3,187	0.00%, 10/18/2010(a),(b)	CNY	245,000	—
11.00%, 09/15/2025(d)		12,975	12,505				$—
10.50%, 09/15/2022(d)		10,545	10,255
Goodman Networks Inc				Semiconductors - 0.42%
12.13%, 07/01/2018		14,363	4,309	Jazz US Holdings Inc
Intelsat Jackson Holdings SA				8.00%, 12/31/2018		$8,893	12,762
6.63%, 12/15/2022		5,795	3,752
7.25%, 10/15/2020		12,140	10,440	TOTAL CONVERTIBLE BONDS			$20,662
Intelsat Luxembourg SA				SENIOR FLOATING RATE INTERESTS - Principal
7.75%, 06/01/2021		10,180	4,428	7.33%	Amount (000's) Value (000's)
Level 3 Communications Inc				Aerospace & Defense - 0.47%
5.75%, 12/01/2022		5,470	5,634	B/E Aerospace Inc, Term Loan B
Level 3 Financing Inc				4.00%, 11/19/2021(f)		$14,232	$14,214
5.13%, 05/01/2023		4,440	4,462
5.38%, 08/15/2022		7,935	8,054
5.38%, 01/15/2024(d)		3,460	3,495	Building Materials - 0.06%
				GYP Holdings III Corp, Term Loan B
Play Finance 1 SA				7.75%, 03/25/2022(f)		1,850	1,750
6.50%, 08/01/2019	EUR	3,000	3,349

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Chemicals - 0.26%			Oil & Gas Services - 0.08%
Emerald Performance Materials LLC, Term			Seventy Seven Operating LLC, Term Loan B
Loan			3.75%, 06/17/2021(f)	$4,477	$2,529
7.75%, 07/22/2022(f)	$8,475	$7,963

			Packaging & Containers - 0.22%
Consumer Products - 0.27%			SIG Combibloc PurchaseCo Sarl, Term Loan
Dell International LLC, Term Loan B2			B
4.00%, 04/29/2020(f)	8,321	8,294	4.25%, 03/11/2022(f)	6,754	6,671

Electric - 0.12%			Pharmaceuticals - 0.21%
Texas Competitive Electric Holdings Co LLC,			Valeant Pharmaceuticals International Inc,
Term Loan NONEXT			Term Loan BF1
4.95%, 04/25/2015(f)	12,873	3,756	4.00%, 04/01/2022(f)	6,579	6,323

Entertainment - 0.80%			REITS - 0.37%
CCM Merger Inc, Term Loan B			iStar Inc, Term Loan A2
4.50%, 07/30/2021(f)	5,027	4,996	7.00%, 03/19/2017(f)	11,323	11,266
Lions Gate Entertainment Corp, Term Loan
B
5.00%, 03/11/2022(f)	10,245	10,091	Retail - 0.66%
			Academy Ltd, Term Loan B
Peninsula Gaming LLC, Term Loan B			5.00%, 06/16/2022(f)	13,450	12,867
4.25%, 11/30/2017(f)	9,481	9,446
			Michaels Stores Inc, Term Loan B
		$24,533	4.00%, 01/20/2028(f)	6,391	6,300
Forest Products & Paper - 0.81%			PetSmart Inc, Term Loan B
Caraustar Industries Inc, Term Loan B			4.26%, 03/11/2022(f)	953	922
8.00%, 04/26/2019(f)	11,637	11,405			$20,089
8.00%, 05/01/2019(f)	11,491	11,242
NewPage Corp, Term Loan B			Semiconductors - 0.59%
9.50%, 02/05/2021(f)	8,208	2,042	Avago Technologies Cayman Finance Ltd,
			Term Loan B-1
		$24,689	0.00%, 11/11/2022(f),(i)	10,725	10,546
Healthcare - Services - 0.91%			NXP BV, Term Loan B
Lantheus Medical Imaging Inc, Term Loan B			3.75%, 11/05/2020(f)	7,540	7,521
7.04%, 06/24/2022(f)	12,995	11,695			$18,067
MPH Acquisition Holdings LLC, Term Loan
B			Telecommunications - 0.32%
3.75%, 03/19/2021(f)	8,223	8,009	Altice Financing SA, Delay-Draw Term Loan
			DD
Radnet Management Inc, Term Loan B			5.50%, 07/03/2019(f)	4,974	4,938
8.00%, 03/25/2021(f)	8,770	7,981
			NTELOS Inc, Term Loan B
		$27,685	5.75%, 11/09/2019(f)	4,759	4,735
Insurance - 0.21%					$9,673
Asurion LLC, Term Loan			TOTAL SENIOR FLOATING RATE INTERESTS		$223,316
8.50%, 02/19/2021(f)	7,505	6,315	Total Investments		$3,005,230
			Other Assets in Excess of Liabilities, Net - 1.39%		$42,290
Internet - 0.03%			TOTAL NET ASSETS - 100.00%		$3,047,520
Zayo Group LLC, Term Loan B
3.75%, 05/06/2021(f)	801	788
			(a) Non-Income Producing Security
			(b)	Fair value of these investments is determined in good faith by the Manager
Media- 0.71%			under procedures established and periodically reviewed by the Board of
Adria Topco BV, PIK Term Loan			Directors. At the end of the period, the fair value of these securities totaled
0.00%, PIK 9.00%, 06/04/2019(e),(f),(i)	1,400	1,375	$489 or 0.02% of net assets.
Univision Communications Inc, Term Loan			(c)	Security is Illiquid. At the end of the period, the value of these securities
C3			totaled $488 or 0.02% of net assets.
4.00%, 03/01/2020(f)	3,217	3,139	(d)	Security exempt from registration under Rule 144A of the Securities Act of
Univision Communications Inc, Term Loan			1933. These securities may be resold in transactions exempt from
C4			registration, normally to qualified institutional buyers. At the end of the
4.00%, 03/01/2020(f)	7,903	7,701	period, the value of these securities totaled $1,389,760 or 45.60% of net
WideOpenWest Finance LLC, Term Loan B			assets.
4.50%, 04/01/2019(f)	9,699	9,433	(e)	Payment in kind; the issuer has the option of paying additional securities
		$21,648	in lieu of cash.
			(f)	Variable Rate. Rate shown is in effect at January 31, 2016.
Mining - 0.10%			(g)	Perpetual security. Perpetual securities pay an indefinite stream of
FMG Resources August 2006 Pty Ltd, Term			interest, but they may be called by the issuer at an earlier date.
Loan B			(h) Security purchased on a when-issued basis.
4.25%, 06/30/2019(f)	4,587	3,168
			(i)	This Senior Floating Rate Note will settle after January 31, 2016, at which
			time the interest rate will be determined.
Oil & Gas - 0.13%
Seadrill Operating LP, Term Loan B
4.00%, 02/12/2021(f)	9,812	3,895

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Communications			19.00%
Consumer, Cyclical			17.66%
Financial			16.13%
Consumer, Non-cyclical			14.35%
Basic Materials			8.82%
Industrial			7.90%
Energy			6.39%
Technology			4.17%
Utilities			2.02%
Exchange Traded Funds			1.78%
Diversified			0.39%
Other Assets in Excess of Liabilities, Net			1.39%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	03/11/2016	EUR	25,806,000	$28,146	$27,979	$167	$—
Total						$167	$—

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

COMMON STOCKS - 0.08%	Shares Held	Value(000	's)			Principal
				BONDS (continued)		Amount (000's)	Value (000's)
Electric - 0.04%
Dynegy Inc (a)	15,000	$178		Automobile Manufacturers (continued)
Upstate New York Power Producers Inc	6,862	160		Fiat Chrysler Automobiles NV	(continued)
(a),(b),(c)				5.25%, 04/15/2023		$630	$587
		$338		General Motors Co
				0.00%, 12/01/2020(a),(b),(c)		25	—
Packaging & Containers - 0.00%				0.00%, 12/01/2020(a),(b),(c)		50	—
Constar International (a),(b),(c)	9,689	—		0.00%, 07/15/2023(a),(b),(c)		1,000	—
				0.00%, 09/01/2025(a),(b),(c)		700	—
Retail - 0.00%				0.00%, 05/01/2028(a),(b),(c)		150	—
Nebraska Book Holdings Inc (a),(b)	20,064	25		0.00%, 03/06/2032(a),(b),(c)		75	—
Neebo, Inc - Warrants (a),(b),(c)	7,519	—		0.00%, 07/15/2033(a),(b),(c)		100	—
Neebo, Inc - Warrants (a),(b),(c)	3,508	—		0.00%, 07/15/2033(a),(b),(c)		5,050	—
				0.00%, 03/15/2036(a),(b),(c)		725	—
		$25
				Jaguar Land Rover Automotive PLC
Telecommunications - 0.04%				4.13%, 12/15/2018(e)		383	386
NII Holdings Inc (a)	77,871	284		4.25%, 11/15/2019(e)		566	569
				5.63%, 02/01/2023(e)		300	296
Transportation - 0.00%				JB Poindexter & Co Inc
Gener8 Maritime Inc - Warrants (a),(b),(c)	1,507	—		9.00%, 04/01/2022(e)		449	462
							$3,192

TOTAL COMMON STOCKS		$647		Automobile Parts & Equipment - 1.01%
INVESTMENT COMPANIES - 3.60%	Shares Held	Value(000	's)	American Axle & Manufacturing Inc
Publicly Traded Investment Fund - 3.60%				6.63%, 10/15/2022		1,000	1,000
BlackRock Liquidity Funds FedFund Portfolio	28,973,293	28,973		Goodyear Tire & Rubber Co/The
				5.13%, 11/15/2023		395	404
TOTAL INVESTMENT COMPANIES		$28,973		6.50%, 03/01/2021		930	977
				7.00%, 05/15/2022		1,170	1,251
PREFERRED STOCKS - 0.19%	Shares Held	Value(000	's)	MPG Holdco I Inc
Insurance - 0.19%				7.38%, 10/15/2022		289	278
XLIT Ltd (d)	1,935	1,525		Tenneco Inc
				5.38%, 12/15/2024		660	668
				ZF North America Capital Inc
Packaging & Containers - 0.00%				4.00%, 04/29/2020(e)		2,375	2,371
Constar International (a),(b),(c)	977	—
				4.50%, 04/29/2022(e)		520	501
				4.75%, 04/29/2025(e)		759	712
TOTAL PREFERRED STOCKS		$1,525					$8,162
	Principal
BONDS- 87.77%	Amount (000's)	Value(000	's)	Banks- 3.26%
				Bank of America Corp
Advertising - 0.31%				6.10%, 12/29/2049(d),(f)		935	951
Acosta Inc
7.75%, 10/01/2022(e)	$2,815	$2,316		Barclays Bank PLC
				7.63%, 11/21/2022		860	961
Lamar Media Corp
5.75%, 02/01/2026(e)	210	216		Barclays PLC
				8.25%, 12/29/2049(d),(f)		435	456
		$2,532		BNP Paribas SA
Aerospace & Defense - 0.14%				7.37%, 12/29/2049(d),(e),(f)		261	256
Orbital ATK Inc				CIT Group Inc
5.25%, 10/01/2021	216	218		3.88%, 02/19/2019		1,695	1,681
5.50%, 10/01/2023(e)	170	173		5.00%, 05/15/2017		1,080	1,103
TransDigm Inc				5.00%, 08/15/2022		928	938
6.00%, 07/15/2022	519	509		5.25%, 03/15/2018		1,385	1,431
7.50%, 07/15/2021	215	219		5.38%, 05/15/2020		3,412	3,532
				5.50%, 02/15/2019(e)		130	134
		$1,119		6.63%, 04/01/2018(e)		3,905	4,128
Airlines - 0.39%				Citigroup Inc
Continental Airlines 2005-ERJ1 Pass Through				5.87%, 12/29/2049(d),(f)		645	626
Trust				5.95%, 12/29/2049(d),(f)		1,120	1,100
9.80%, 10/01/2022	361	389		6.13%, 12/29/2049(d),(f)		1,030	1,036
Continental Airlines 2012-3 Class C Pass Thru				Credit Agricole SA
Certificates				8.13%, 12/29/2049(d),(e),(f)		410	410
6.13%, 04/29/2018	845	883		Royal Bank of Scotland Group PLC
Delta Air Lines 2012-1 Class B Pass Through				6.00%, 12/19/2023		1,555	1,649
Trust				6.13%, 12/15/2022		3,256	3,515
6.88%, 05/07/2019(e)	300	322		7.50%, 12/29/2049(d),(f)		561	571
Northwest Airlines 2007-1 Class A Pass				8.00%, 12/29/2049(d),(f)		279	286
Through Trust				Societe Generale SA
7.03%, 05/01/2021	1,074	1,194		8.00%, 12/29/2049(d),(e),(f)		1,440	1,422
UAL 2007-1 Pass Through Trust							$26,186
6.64%, 01/02/2024	296	313
		$3,101		Beverages - 0.45%
				Constellation Brands Inc
Automobile Manufacturers - 0.40%				3.75%, 05/01/2021		229	230
Fiat Chrysler Automobiles NV				3.88%, 11/15/2019		375	386
4.50%, 04/15/2020	913	892

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Beverages (continued)				Chemicals (continued)
Constellation Brands Inc	(continued)			Huntsman International LLC
4.25%, 05/01/2023		$995	$1,019	4.88%, 11/15/2020	$365	$324
4.75%, 11/15/2024		805	840	Momentive Performance - Escrow
4.75%, 12/01/2025		177	183	0.00%, 10/15/2020(a),(b),(c)	1,575	—
6.00%, 05/01/2022		295	328	Momentive Performance Materials Inc
Cott Beverages Inc				3.88%, 10/24/2021	1,575	1,059
6.75%, 01/01/2020		621	640	NOVA Chemicals Corp
			$3,626	5.00%, 05/01/2025(e)	1,778	1,667
				PolyOne Corp
Biotechnology - 0.13%				5.25%, 03/15/2023	914	895
Concordia Healthcare Corp
7.00%, 04/15/2023(e)		1,225	1,066	PQ Corp
				8.75%, 11/01/2018(e)	2,900	2,697
				Rain CII Carbon LLC / CII Carbon Corp
Building Materials - 2.05%				8.00%, 12/01/2018(e)	530	440
Building Materials Corp of America				8.25%, 01/15/2021(e)	210	158
5.38%, 11/15/2024(e)		670	660	Tronox Finance LLC
6.00%, 10/15/2025(e)		90	92	6.38%, 08/15/2020	30	18
CEMEX Espana SA/Luxembourg				7.50%, 03/15/2022(e)	916	552
9.88%, 04/30/2019(e)		1,650	1,710	WR Grace & Co-Conn
Cemex Finance LLC				5.13%, 10/01/2021(e)	401	403
6.00%, 04/01/2024(e)		757	647	5.63%, 10/01/2024(e)	192	191
9.38%, 10/12/2022(e)		220	222			$14,970
Cemex SAB de CV
6.13%, 05/05/2025(e)		203	174	Coal- 0.14%
6.50%, 12/10/2019(e)		125	118	Cloud Peak Energy Resources LLC / Cloud
7.25%, 01/15/2021(e)		1,950	1,854	Peak Energy Finance Corp
GCP Applied Technologies Inc				6.38%, 03/15/2024	597	154
9.50%, 02/01/2023(e)		500	529	CONSOL Energy Inc
Hardwoods Acquisition Inc				5.88%, 04/15/2022	1,470	950
7.50%, 08/01/2021(e)		778	583			$1,104
Headwaters Inc				Commercial Services - 3.70%
7.25%, 01/15/2019		635	648	ACE Cash Express Inc
Masco Corp				11.00%, 02/01/2019(e)	1,106	498
4.45%, 04/01/2025		506	506	ADT Corp/The
5.95%, 03/15/2022		690	756	2.25%, 07/15/2017	790	784
Masonite International Corp				4.13%, 06/15/2023	2,912	2,679
5.63%, 03/15/2023(e)		373	382	4.88%, 07/15/2042	900	639
NCI Building Systems Inc				Ahern Rentals Inc
8.25%, 01/15/2023(e)		420	437	7.38%, 05/15/2023(e)	563	411
NWH Escrow Corp				APX Group Inc
7.50%, 08/01/2021(e)		197	143	8.75%, 12/01/2020	3,310	2,656
Summit Materials LLC / Summit Materials				Avis Budget Car Rental LLC / Avis Budget
Finance Corp				Finance Inc
6.13%, 07/15/2023		1,166	1,125	5.25%, 03/15/2025(e)	156	141
Unifrax I LLC / Unifrax Holding Co				Cenveo Corp
7.50%, 02/15/2019(e)		725	580	8.50%, 09/15/2022(e)	420	201
US Concrete Inc				Garda World Security Corp
8.50%, 12/01/2018		795	823	7.25%, 11/15/2021(e)	925	721
USG Corp				Harland Clarke Holdings Corp
5.50%, 03/01/2025(e)		395	400	9.25%, 03/01/2021(e)	445	307
6.30%, 11/15/2016		480	492	Hertz Corp/The
9.75%, 01/15/2018(f)		2,175	2,392	5.88%, 10/15/2020	980	965
Vulcan Materials Co				7.38%, 01/15/2021	789	799
4.50%, 04/01/2025		594	590	Jaguar Holding Co II / Pharmaceutical Product
7.50%, 06/15/2021		520	599	Development LLC
			$16,462	6.38%, 08/01/2023(e)	1,235	1,217
				Live Nation Entertainment Inc
Chemicals - 1.86%				7.00%, 09/01/2020(e)	274	288
Ashland Inc
4.75%, 08/15/2022(f)		867	825	Mustang Merger Corp
				8.50%, 08/15/2021(e)	383	387
Axalta Coating Systems US Holdings Inc /
Axalta Coating Systems Dutch Holding B				RR Donnelley & Sons Co
7.38%, 05/01/2021(e)		870	913	6.00%, 04/01/2024	615	520
				6.50%, 11/15/2023	839	738
Axiall Corp				7.00%, 02/15/2022	665	623
4.88%, 05/15/2023		532	501	7.25%, 05/15/2018	383	400
Basell Finance Co BV
8.10%, 03/15/2027(e)		575	716	7.63%, 06/15/2020	2,755	2,776
Blue Cube Spinco Inc				7.88%, 03/15/2021	1,215	1,196
9.75%, 10/15/2023(e)		1,202	1,292	8.25%, 03/15/2019	2,275	2,446
10.00%, 10/15/2025(e)		883	954	Service Corp International/US
Hexion Inc				5.38%, 05/15/2024	1,845	1,951
6.63%, 04/15/2020		1,399	1,084	8.00%, 11/15/2021	440	517
10.00%, 04/15/2020		341	281

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Team Health Inc			Ally Financial Inc (continued)
7.25%, 12/15/2023(e)	$425	$444	8.00%, 11/01/2031	$706	$801
United Rentals North America Inc			8.00%, 11/01/2031	900	1,013
5.50%, 07/15/2025	550	491	CNG Holdings Inc
5.75%, 11/15/2024	1,050	969	9.38%, 05/15/2020(e)	920	377
6.13%, 06/15/2023	2,140	2,060	E*TRADE Financial Corp
7.38%, 05/15/2020	945	973	4.63%, 09/15/2023	382	376
8.25%, 02/01/2021	920	959	5.38%, 11/15/2022	465	489
		$29,756	Icahn Enterprises LP / Icahn Enterprises
			Finance Corp
Computers - 0.36%			3.50%, 03/15/2017	1,745	1,732
IHS Inc			4.88%, 03/15/2019	520	478
5.00%, 11/01/2022	2,422	2,422	5.88%, 02/01/2022	669	598
Riverbed Technology Inc
8.88%, 03/01/2023(e)	560	512	ILFC E-Capital Trust I
			4.49%, 12/21/2065(e),(f)	1,483	1,331
		$2,934	ILFC E-Capital Trust II
Consumer Products - 0.19%			4.74%, 12/21/2065(e),(f)	915	824
Central Garden & Pet Co			International Lease Finance Corp
6.13%, 11/15/2023	80	82	3.88%, 04/15/2018	620	614
Spectrum Brands Inc			4.63%, 04/15/2021	2,672	2,622
5.75%, 07/15/2025(e)	630	646	5.88%, 08/15/2022	185	191
6.13%, 12/15/2024(e)	736	765	6.25%, 05/15/2019	2,820	2,954
		$1,493	8.63%, 01/15/2022	1,700	1,993
			8.88%, 09/01/2017	1,795	1,921
Cosmetics & Personal Care - 0.28%			National Financial Partners Corp
Edgewell Personal Care Co			9.00%, 07/15/2021(e)	480	432
4.70%, 05/19/2021	525	537	Nationstar Mortgage LLC / Nationstar Capital
4.70%, 05/24/2022	1,360	1,383	Corp
Revlon Consumer Products Corp			6.50%, 07/01/2021	232	205
5.75%, 02/15/2021(f)	325	317	6.50%, 06/01/2022	142	122
		$2,237	7.88%, 10/01/2020	515	491
Distribution & Wholesale - 0.59%			9.63%, 05/01/2019	126	131
American Builders & Contractors Supply Co			Navient Corp
Inc			4.63%, 09/25/2017	205	201
5.75%, 12/15/2023(e)	155	158	4.88%, 06/17/2019	3,945	3,610
Beacon Roofing Supply Inc			5.50%, 01/15/2019	1,475	1,383
6.38%, 10/01/2023(e)	243	251	5.88%, 03/25/2021	1,145	990
Global Partners LP / GLP Finance Corp			6.13%, 03/25/2024	854	701
6.25%, 07/15/2022	315	221	Quicken Loans Inc
			5.75%, 05/01/2025(e)	756	710
7.00%, 06/15/2023	425	306
H&E Equipment Services Inc			Walter Investment Management Corp
7.00%, 09/01/2022	894	818	7.88%, 12/15/2021	2,440	1,763
HD Supply Inc					$46,880
5.25%, 12/15/2021(e)	1,580	1,625	Electric - 2.49%
7.50%, 07/15/2020	925	962	AES Corp/VA
Univar USA Inc			4.88%, 05/15/2023	1,000	885
6.75%, 07/15/2023(e)	475	420	5.50%, 04/15/2025	525	471
		$4,761	Calpine Corp
			0.00%, 07/15/2013(a),(b),(c)	1,500	—
Diversified Financial Services - 5.83%
			5.38%, 01/15/2023	1,615	1,470
AerCap Ireland Capital Ltd / AerCap Global			5.50%, 02/01/2024	1,000	875
Aviation Trust			6.00%, 01/15/2022(e)	1,550	1,610
3.75%, 05/15/2019	1,810	1,783
4.50%, 05/15/2021	2,520	2,469	Dynegy Inc
4.63%, 07/01/2022	379	369	5.88%, 06/01/2023	727	589
Aircastle Ltd			6.75%, 11/01/2019	575	555
5.13%, 03/15/2021	880	869	7.38%, 11/01/2022	900	796
5.50%, 02/15/2022	405	403	GenOn Energy Inc
6.25%, 12/01/2019	1,532	1,617	9.88%, 10/15/2020	1,000	680
			InterGen NV
Alliance Data Systems Corp			7.00%, 06/30/2023(e)	643	495
5.38%, 08/01/2022(e)	305	289
Ally Financial Inc			IPALCO Enterprises Inc
2.75%, 01/30/2017	410	405	5.00%, 05/01/2018	650	679
3.25%, 11/05/2018	140	137	NRG Energy Inc
3.60%, 05/21/2018	1,385	1,368	6.25%, 07/15/2022	1,790	1,477
4.13%, 03/30/2020	465	458	6.25%, 05/01/2024	1,000	797
4.63%, 05/19/2022	192	192	6.63%, 03/15/2023	2,053	1,699
4.63%, 03/30/2025	825	802	7.88%, 05/15/2021	3,170	2,758
5.13%, 09/30/2024	665	674	8.25%, 09/01/2020	470	427
5.50%, 02/15/2017	335	339	Talen Energy Supply LLC
			4.62%, 07/15/2019(e),(f)	2,931	2,242
6.25%, 12/01/2017	1,665	1,727
8.00%, 03/15/2020	3,505	3,926	6.50%, 06/01/2025	1,312	892

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Entertainment (continued)
Terraform Global Operating LLC			Peninsula Gaming LLC / Peninsula Gaming
9.75%, 08/15/2022(e)	$382	$298	Corp
Texas Competitive Electric Holdings Co LLC			8.38%, 02/15/2018(e)	$1,850	$1,878
/ TCEH Finance Inc			Pinnacle Entertainment Inc
0.00%, 10/01/2020(a),(e),(f)	1,075	347	6.38%, 08/01/2021	980	1,039
		$20,042	7.50%, 04/15/2021	960	998
			7.75%, 04/01/2022	955	1,041
Electrical Components & Equipment - 0.25%			Regal Entertainment Group
Anixter Inc			5.75%, 03/15/2022	1,885	1,897
5.50%, 03/01/2023(e)	425	417
			5.75%, 06/15/2023	525	517
Energizer Holdings Inc
5.50%, 06/15/2025(e)	809	752	Scientific Games International Inc
			6.25%, 09/01/2020	1,215	577
EnerSys			6.63%, 05/15/2021	925	439
5.00%, 04/30/2023(e)	240	236
			7.00%, 01/01/2022(e)	330	310
International Wire Group Holdings Inc			10.00%, 12/01/2022	5,590	3,885
8.50%, 10/15/2017(e)	593	593
			Shingle Springs Tribal Gaming Authority
		$1,998	9.75%, 09/01/2021(e)	637	664
Electronics - 0.21%			Six Flags Entertainment Corp
Allegion PLC			5.25%, 01/15/2021(e)	1,535	1,563
5.88%, 09/15/2023	295	305	WMG Acquisition Corp
Flextronics International Ltd			5.63%, 04/15/2022(e)	500	485
4.63%, 02/15/2020	245	250	6.75%, 04/15/2022(e)	800	704
5.00%, 02/15/2023	1,080	1,096			$34,707
		$1,651	Environmental Control - 0.13%
Energy - Alternate Sources - 0.04%			Casella Waste Systems Inc
TerraForm Power Operating LLC			7.75%, 02/15/2019	1,075	1,043
5.88%, 02/01/2023(e)	209	167
6.13%, 06/15/2025(e)	210	162
			Food- 2.55%
		$329	Albertson's Holdings LLC/Safeway Inc
			7.75%, 10/15/2022(e)	1,304	1,363
Engineering & Construction - 0.64%
			Bumble Bee Holdings Inc
AECOM			9.00%, 12/15/2017(e)	425	429
5.75%, 10/15/2022	444	449
5.88%, 10/15/2024	2,275	2,267	Darling Ingredients Inc
MasTec Inc			5.38%, 01/15/2022	1,345	1,318
4.88%, 03/15/2023	1,197	1,002	Dean Foods Co
			6.50%, 03/15/2023(e)	1,500	1,545
SBA Communications Corp
4.88%, 07/15/2022	520	520	Ingles Markets Inc
Tutor Perini Corp			5.75%, 06/15/2023	440	441
7.63%, 11/01/2018	923	923	JBS USA LLC / JBS USA Finance Inc
			5.75%, 06/15/2025(e)	621	475
		$5,161	5.88%, 07/15/2024(e)	1,421	1,137
Entertainment - 4.32%			7.25%, 06/01/2021(e)	1,227	1,112
AMC Entertainment Inc			7.25%, 06/01/2021(e)	1,517	1,375
5.75%, 06/15/2025	695	708	8.25%, 02/01/2020(e)	1,193	1,127
5.88%, 02/15/2022	685	705	Pilgrim's Pride Corp
CCM Merger Inc			5.75%, 03/15/2025(e)	395	380
9.13%, 05/01/2019(e)	190	196	Pinnacle Foods Finance LLC / Pinnacle Foods
Cedar Fair LP / Canada's Wonderland Co /			Finance Corp
Magnum Management Corp			5.88%, 01/15/2024(e)	370	383
5.25%, 03/15/2021	1,325	1,358	Post Holdings Inc
Chukchansi Economic Development			6.00%, 12/15/2022(e)	2,760	2,739
Authority			6.75%, 12/01/2021(e)	1,339	1,401
0.00%, 05/30/2020(a),(e)	1,268	717	7.75%, 03/15/2024(e)	882	939
Cinemark USA Inc			8.00%, 07/15/2025(e)	478	514
5.13%, 12/15/2022	500	503	Safeway Inc
Eldorado Resorts Inc			5.00%, 08/15/2019	3	3
7.00%, 08/01/2023(e)	80	79	Smithfield Foods Inc
GLP Capital LP / GLP Financing II Inc			5.88%, 08/01/2021(e)	1,426	1,447
4.38%, 11/01/2018	590	593	6.63%, 08/15/2022	875	920
4.88%, 11/01/2020	4,530	4,428	SUPERVALU Inc
5.38%, 11/01/2023	1,750	1,675	7.75%, 11/15/2022	1,343	1,142
International Game Technology PLC			TreeHouse Foods Inc
6.50%, 02/15/2025(e)	1,715	1,535	4.88%, 03/15/2022	53	53
Isle of Capri Casinos Inc			6.00%, 02/15/2024(e)	285	293
5.88%, 03/15/2021	1,545	1,580			$20,536
8.88%, 06/15/2020	915	965
Mohegan Tribal Gaming Authority			Food Service - 0.02%
9.75%, 09/01/2021	3,475	3,414	Aramark Services Inc
11.00%, 09/15/2018(e)	254	254	5.13%, 01/15/2024(e)	135	139

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Forest Products & Paper - 0.14%			Healthcare - Services (continued)
Cascades Inc			Envision Healthcare Corp
5.50%, 07/15/2022(e)	$408	$391	5.13%, 07/01/2022(e)	$929	$913
5.75%, 07/15/2023(e)	300	286	Fresenius Medical Care US Finance II Inc
Clearwater Paper Corp			4.13%, 10/15/2020(e)	538	544
4.50%, 02/01/2023	370	352	4.75%, 10/15/2024(e)	1,270	1,277
5.38%, 02/01/2025(e)	104	100	5.63%, 07/31/2019(e)	1,939	2,099
		$1,129	5.88%, 01/31/2022(e)	1,214	1,314
			6.50%, 09/15/2018(e)	1,810	1,991
Gas- 0.13%			Fresenius Medical Care US Finance Inc
AmeriGas Partners LP / AmeriGas Finance			5.75%, 02/15/2021(e)	255	274
Corp			HCA Holdings Inc
6.25%, 08/20/2019	500	493	6.25%, 02/15/2021	619	653
NGL Energy Partners LP / NGL Energy			HCA Inc
Finance Corp			4.25%, 10/15/2019	1,890	1,937
5.13%, 07/15/2019	281	205	4.75%, 05/01/2023	245	246
6.88%, 10/15/2021	516	361	5.00%, 03/15/2024	2,109	2,135
		$1,059	5.25%, 04/15/2025	571	585
Hand & Machine Tools - 0.09%			5.38%, 02/01/2025	1,726	1,745
Milacron LLC / Mcron Finance Corp			5.88%, 03/15/2022	531	570
7.75%, 02/15/2021(e)	790	699	5.88%, 05/01/2023	478	498
			5.88%, 02/15/2026	480	490
			6.50%, 02/15/2020	2,377	2,621
Healthcare - Products - 1.45%			7.50%, 02/15/2022	825	916
Alere Inc			7.69%, 06/15/2025	1,130	1,203
6.38%, 07/01/2023(e)	661	625
			IASIS Healthcare LLC / IASIS Capital Corp
6.50%, 06/15/2020	983	958	8.38%, 05/15/2019	4,682	4,390
ConvaTec Healthcare E SA
10.50%, 12/15/2018(e)	1,383	1,411	LifePoint Health Inc
			5.50%, 12/01/2021	598	607
Crimson Merger Sub Inc			5.88%, 12/01/2023	620	643
6.63%, 05/15/2022(e)	457	306
			MPH Acquisition Holdings LLC
DJO Finco Inc / DJO Finance LLC / DJO			6.63%, 04/01/2022(e)	1,235	1,236
Finance Corp
8.13%, 06/15/2021(e)	1,995	1,676	Tenet Healthcare Corp
			4.38%, 10/01/2021	530	523
Halyard Health Inc			4.50%, 04/01/2021	750	735
6.25%, 10/15/2022	320	310	5.00%, 03/01/2019	401	378
Hill-Rom Holdings Inc			5.50%, 03/01/2019	270	257
5.75%, 09/01/2023(e),(f)	325	331
			6.00%, 10/01/2020	1,151	1,217
Hologic Inc			6.25%, 11/01/2018	1,417	1,499
5.25%, 07/15/2022(e)	1,095	1,134
			6.75%, 06/15/2023	575	532
Mallinckrodt International Finance SA			6.88%, 11/15/2031	535	417
4.75%, 04/15/2023	143	124	8.00%, 08/01/2020	603	604
Mallinckrodt International Finance SA /			8.13%, 04/01/2022	1,587	1,591
Mallinckrodt CB LLC			Universal Health Services Inc
4.88%, 04/15/2020(e)	815	780	3.75%, 08/01/2019(e)	455	464
5.50%, 04/15/2025(e)	1,835	1,633	4.75%, 08/01/2022(e)	259	259
5.63%, 10/15/2023(e)	1,098	1,029
5.75%, 08/01/2022(e)	815	778			$49,434
Sterigenics-Nordion Holdings LLC			Holding Companies - Diversified - 0.37%
6.50%, 05/15/2023(e)	190	182	Argos Merger Sub Inc
Teleflex Inc			7.13%, 03/15/2023(e)	2,930	2,952
5.25%, 06/15/2024	367	367
		$11,644	Home Builders - 1.80%
Healthcare - Services - 6.15%			Brookfield Residential Properties Inc
Acadia Healthcare Co Inc			6.38%, 05/15/2025(e)	188	158
6.13%, 03/15/2021	253	252	Brookfield Residential Properties Inc /
Amsurg Corp			Brookfield Residential US Corp
5.63%, 11/30/2020	364	369	6.13%, 07/01/2022(e)	248	218
5.63%, 07/15/2022	690	693	CalAtlantic Group Inc
Centene Escrow Corp			5.38%, 10/01/2022	735	740
5.63%, 02/15/2021(e),(g)	540	549	5.88%, 11/15/2024	389	404
6.13%, 02/15/2024(e),(g)	360	370	8.38%, 01/15/2021	910	1,039
CHS/Community Health Systems Inc			DR Horton Inc
5.13%, 08/15/2018	1,321	1,328	4.38%, 09/15/2022	682	678
5.13%, 08/01/2021	1,128	1,119	4.75%, 02/15/2023	128	128
6.88%, 02/01/2022	1,280	1,158	5.75%, 08/15/2023	1,610	1,694
7.13%, 07/15/2020	386	369	Lennar Corp
8.00%, 11/15/2019	1,381	1,370	4.50%, 06/15/2019	85	87
DaVita HealthCare Partners Inc			4.50%, 11/15/2019	820	843
5.00%, 05/01/2025	2,035	2,002	4.75%, 12/15/2017	1,065	1,092
5.13%, 07/15/2024	1,285	1,292	4.75%, 11/15/2022(f)	1,695	1,653
5.75%, 08/15/2022	1,159	1,200	4.75%, 05/30/2025	410	392
			4.88%, 12/15/2023	100	98

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Builders (continued)			Iron & Steel (continued)
M/I Homes Inc			Commercial Metals Co (continued)
6.75%, 01/15/2021(e)	$410	$398	6.50%, 07/15/2017	$200	$207
Mattamy Group Corp			7.35%, 08/15/2018	300	306
6.50%, 11/15/2020(e)	626	570	Signode Industrial Group Lux SA/Signode
Meritage Homes Corp			Industrial Group US Inc
6.00%, 06/01/2025	215	210	6.38%, 05/01/2022(e)	600	498
7.00%, 04/01/2022	355	363	Steel Dynamics Inc
7.15%, 04/15/2020	315	328	5.13%, 10/01/2021	300	280
PulteGroup Inc			5.25%, 04/15/2023	200	181
6.00%, 02/15/2035	290	282	5.50%, 10/01/2024	320	289
Taylor Morrison Communities Inc / Monarch			6.38%, 08/15/2022	320	309
Communities Inc					$7,903
5.25%, 04/15/2021(e)	1,260	1,184
5.63%, 03/01/2024(e)	366	332	Leisure Products & Services - 0.24%
5.88%, 04/15/2023(e)	467	437	NCL Corp Ltd
			5.25%, 11/15/2019(e)	920	925
Toll Brothers Finance Corp
4.00%, 12/31/2018	230	235	Royal Caribbean Cruises Ltd
4.38%, 04/15/2023	150	144	5.25%, 11/15/2022	650	666
4.88%, 11/15/2025	269	264	Sabre GLBL Inc
			5.25%, 11/15/2023(e)	86	85
WCI Communities Inc			5.38%, 04/15/2023(e)	289	290
6.88%, 08/15/2021	487	497
		$14,468			$1,966

Home Furnishings - 0.05%			Lodging - 1.34%
Tempur Sealy International Inc			Boyd Gaming Corp
5.63%, 10/15/2023(e)	405	413	6.88%, 05/15/2023	776	788
			Downstream Development Authority of the
			Quapaw Tribe of Oklahoma
Housewares - 0.03%			10.50%, 07/01/2019(e)	400	385
Scotts Miracle-Gro Co/The			FelCor Lodging LP
6.00%, 10/15/2023(e)	267	279	6.00%, 06/01/2025	225	227
			Golden Nugget Escrow Inc
			8.50%, 12/01/2021(e)	390	378
Insurance - 0.33%
CNO Financial Group Inc			Hilton Worldwide Finance LLC / Hilton
5.25%, 05/30/2025	481	486	Worldwide Finance Corp
Fidelity & Guaranty Life Holdings Inc			5.63%, 10/15/2021	1,125	1,158
6.38%, 04/01/2021(e)	425	435	MGM Resorts International
Hartford Financial Services Group Inc/The			6.00%, 03/15/2023	435	434
8.13%, 06/15/2068(f)	395	425	6.63%, 12/15/2021	500	514
Liberty Mutual Group Inc			7.75%, 03/15/2022	1,845	1,956
7.80%, 03/07/2087(e)	626	714	8.63%, 02/01/2019	1,360	1,510
USI Inc/NY			Seminole Hard Rock Entertainment Inc /
7.75%, 01/15/2021(e)	636	571	Seminole Hard Rock International LLC
			5.88%, 05/15/2021(e)	775	777
		$2,631	Station Casinos LLC
Internet - 0.42%			7.50%, 03/01/2021	1,430	1,473
Blue Coat Holdings Inc			Wynn Las Vegas LLC / Wynn Las Vegas
8.38%, 06/01/2023(e)	273	276	Capital Corp
IAC/InterActiveCorp			4.25%, 05/30/2023(e)	210	178
4.88%, 11/30/2018	965	976	5.50%, 03/01/2025(e)	1,185	1,039
Netflix Inc					$10,817
5.50%, 02/15/2022(e)	675	696
5.88%, 02/15/2025(e)	425	438	Machinery - Construction & Mining - 0.34%
			BlueLine Rental Finance Corp
VeriSign Inc			7.00%, 02/01/2019(e)	1,006	789
5.25%, 04/01/2025	149	147
Zayo Group LLC / Zayo Capital Inc			Oshkosh Corp
6.00%, 04/01/2023	580	567	5.38%, 03/01/2025	323	320
10.13%, 07/01/2020	259	278	Terex Corp
		$3,378	6.00%, 05/15/2021	1,220	1,098
			6.50%, 04/01/2020	555	530
Iron & Steel - 0.98%					$2,737
AK Steel Corp
8.75%, 12/01/2018	470	401	Machinery - Diversified - 0.78%
			ATS Automation Tooling Systems Inc
Allegheny Technologies Inc			6.50%, 06/15/2023(e)	453	461
7.63%, 08/15/2023(f)	295	195
ArcelorMittal			Briggs & Stratton Corp
6.13%, 06/01/2025	215	156	6.88%, 12/15/2020	475	512
6.50%, 03/01/2021(f)	200	162	Case New Holland Industrial Inc
7.25%, 02/25/2022(f)	2,290	1,861	7.88%, 12/01/2017	2,605	2,789
8.00%, 10/15/2039(f)	3,195	2,253	Gardner Denver Inc
			6.88%, 08/15/2021(e)	345	253
10.85%, 06/01/2019(f)	545	507
Commercial Metals Co			Manitowoc Co Inc/The
4.88%, 05/15/2023	359	298	8.50%, 11/01/2020	1,025	1,071

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Machinery - Diversified (continued)			Media (continued)
Zebra Technologies Corp			Numericable-SFR SAS
7.25%, 10/15/2022	$1,163	$1,210	4.88%, 05/15/2019(e)	$1,625	$1,613
		$6,296	6.00%, 05/15/2022(e)	5,477	5,395
			6.25%, 05/15/2024(e)	1,392	1,358
Media- 9.57%			Quebecor Media Inc
Altice Financing SA			5.75%, 01/15/2023	180	181
6.63%, 02/15/2023(e)	865	850
			Quebecor World PLC
Altice Finco SA			0.00%, 01/15/2025(a),(b),(c)	480	1
8.13%, 01/15/2024(e)	200	192
			0.00%, 11/15/2025(a),(b),(c)	1,075	1
Altice Luxembourg SA			0.00%, 08/01/2027(a),(b),(c)	830	1
7.63%, 02/15/2025(e)	1,069	951
7.75%, 05/15/2022(e)	3,479	3,244	RCN Telecom Services LLC / RCN Capital
			Corp
AMC Networks Inc			8.50%, 08/15/2020(e)	398	400
7.75%, 07/15/2021	812	861	Sinclair Television Group Inc
Cablevision Systems Corp			5.63%, 08/01/2024(e)	940	914
8.00%, 04/15/2020	1,125	1,063	6.13%, 10/01/2022	1,030	1,058
8.63%, 09/15/2017	80	83	Sirius XM Radio Inc
CCO Holdings LLC / CCO Holdings Capital			4.25%, 05/15/2020(e)	190	193
Corp			4.63%, 05/15/2023(e)	525	515
5.13%, 02/15/2023	70	70	5.75%, 08/01/2021(e)	630	654
5.13%, 05/01/2023(e)	1,308	1,308
			5.88%, 10/01/2020(e)	2,085	2,174
5.25%, 03/15/2021	215	223	TEGNA Inc
5.25%, 09/30/2022	845	856	4.88%, 09/15/2021(e)	145	146
5.38%, 05/01/2025(e)	888	879
			5.13%, 10/15/2019	1,850	1,938
5.75%, 09/01/2023	56	57	5.13%, 07/15/2020	1,055	1,092
6.50%, 04/30/2021	190	198	5.50%, 09/15/2024(e)	495	498
6.63%, 01/31/2022	1,156	1,226	6.38%, 10/15/2023	565	596
CCO Safari II LLC			7.13%, 09/01/2018	382	390
4.46%, 07/23/2022(e)	394	395
			Time Warner Cable Inc
CCOH Safari LLC			7.30%, 07/01/2038	485	515
5.75%, 02/15/2026(e)	3,949	3,927
			Tribune Media Co
Cequel Communications Holdings I LLC /			5.88%, 07/15/2022(e)	1,405	1,401
Cequel Capital Corp
5.13%, 12/15/2021(e)	1,455	1,309	Unitymedia GmbH
			6.13%, 01/15/2025(e)	400	406
5.13%, 12/15/2021(e)	384	346
6.38%, 09/15/2020(e)	1,502	1,451	Unitymedia Hessen GmbH & Co KG /
			Unitymedia NRW GmbH
Clear Channel Worldwide Holdings Inc			5.00%, 01/15/2025(e)	600	598
6.50%, 11/15/2022	1,847	1,644	5.50%, 01/15/2023(e)	800	836
6.50%, 11/15/2022	2,148	1,990	Univision Communications Inc
7.63%, 03/15/2020	2,601	2,146	5.13%, 05/15/2023(e)	2,230	2,163
7.63%, 03/15/2020	150	118	5.13%, 02/15/2025(e)	300	284
CSC Holdings LLC			6.75%, 09/15/2022(e)	517	532
6.75%, 11/15/2021	616	608	Videotron Ltd
7.63%, 07/15/2018	765	807	5.38%, 06/15/2024(e)	809	815
8.63%, 02/15/2019	120	128	WideOpenWest Finance LLC /
Cumulus Media Holdings Inc			WideOpenWest Capital Corp
7.75%, 05/01/2019	2,440	942	10.25%, 07/15/2019	685	646
DISH DBS Corp					$76,993
5.00%, 03/15/2023	545	474
5.13%, 05/01/2020	1,830	1,816	Metal Fabrication & Hardware - 0.02%
5.88%, 07/15/2022	215	202	Wise Metals Group LLC / Wise Alloys
5.88%, 11/15/2024	2,460	2,192	Finance Corp
6.75%, 06/01/2021	4,440	4,528	8.75%, 12/15/2018(e)	240	201
7.88%, 09/01/2019	455	494
Gray Television Inc
7.50%, 10/01/2020	883	911	Mining - 0.93%
iHeartCommunications Inc			Alcoa Inc
6.88%, 06/15/2018	503	277	5.13%, 10/01/2024	1,655	1,357
			5.87%, 02/23/2022	208	184
7.25%, 10/15/2027	730	310	5.90%, 02/01/2027	619	508
9.00%, 12/15/2019	857	588
9.00%, 03/01/2021	82	53	5.95%, 02/01/2037	45	33
			6.75%, 01/15/2028	661	555
11.25%, 03/01/2021	3,209	2,142
10.00%, 01/15/2018	440	181	Aleris International Inc
			7.63%, 02/15/2018	218	190
Liberty Interactive LLC			Coeur Mining Inc
8.50%, 07/15/2029	695	693	7.88%, 02/01/2021	618	354

LIN Television Corp			First Quantum Minerals Ltd
5.88%, 11/15/2022	1,020	1,028	6.75%, 02/15/2020 (e)	439	200
Neptune Finco Corp			7.00%, 02/15/2021(e)	324	147
10.88%, 10/15/2025(e)	1,970	2,083
			FMG Resources August 2006 Pty Ltd
Nexstar Broadcasting Inc			9.75%, 03/01/2022(e)	510	442
6.13%, 02/15/2022(e)	445	423
Nielsen Finance LLC / Nielsen Finance Co			Hecla Mining Co
5.00%, 04/15/2022(e)	3,382	3,412	6.88%, 05/01/2021	842	507

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)			Oil & Gas (continued)
Lundin Mining Corp			Jones Energy Holdings LLC / Jones Energy
7.50%, 11/01/2020(e)	$490	$416	Finance Corp
7.88%, 11/01/2022(e)	350	283	6.75%, 04/01/2022	$379	$155
New Gold Inc			Jupiter Resources Inc
6.25%, 11/15/2022(e)	484	362	8.50%, 10/01/2022(e)	535	190
7.00%, 04/15/2020(e)	435	363	Linn Energy LLC / Linn Energy Finance
Taseko Mines Ltd			Corp
7.75%, 04/15/2019	305	165	6.50%, 09/15/2021	522	59
Teck Resources Ltd			7.75%, 02/01/2021	2,601	312
3.75%, 02/01/2023	240	128	8.63%, 04/15/2020	1,330	199
4.75%, 01/15/2022	475	260	MEG Energy Corp
6.00%, 08/15/2040	1,865	862	6.50%, 03/15/2021(e)	165	94
6.25%, 07/15/2041	410	190	7.00%, 03/31/2024(e)	519	271
		$7,506	Memorial Resource Development Corp
			5.88%, 07/01/2022	555	416
Miscellaneous Manufacturers - 0.15%			Newfield Exploration Co
Bombardier Inc			5.38%, 01/01/2026	425	343
4.75%, 04/15/2019(e)	428	338
5.50%, 09/15/2018(e)	322	286	5.63%, 07/01/2024	636	533
6.00%, 10/15/2022(e)	855	586	5.75%, 01/30/2022	1,345	1,154
			Oasis Petroleum Inc
		$1,210	6.50%, 11/01/2021	1,130	678
Office & Business Equipment - 0.05%			6.88%, 03/15/2022	1,481	859
CDW LLC / CDW Finance Corp			Parker Drilling Co
5.00%, 09/01/2023	136	137	7.50%, 08/01/2020	259	181
5.50%, 12/01/2024	240	250	PBF Holding Co LLC / PBF Finance Corp
			7.00%, 11/15/2023(e)	367	336
		$387
			Penn Virginia Corp
Oil & Gas - 3.54%			8.50%, 05/01/2020	373	61
Antero Resources Corp			Precision Drilling Corp
5.13%, 12/01/2022	514	433	5.25%, 11/15/2024	633	366
5.38%, 11/01/2021	675	572	6.50%, 12/15/2021	235	153
5.63%, 06/01/2023(e)	985	818	QEP Resources Inc
6.00%, 12/01/2020	578	506	5.25%, 05/01/2023	549	373
Blue Racer Midstream LLC / Blue Racer			5.38%, 10/01/2022	550	374
Finance Corp			6.88%, 03/01/2021	1,075	817
6.13%, 11/15/2022(e)	500	374	Range Resources Corp
California Resources Corp			4.88%, 05/15/2025(e)	680	551
5.00%, 01/15/2020	109	22	5.00%, 03/15/2023	1,055	823
5.50%, 09/15/2021	97	19	Rice Energy Inc
6.00%, 11/15/2024	50	9	7.25%, 05/01/2023	405	311
8.00%, 12/15/2022(e)	680	270	Sabine Oil & Gas Corp
Chesapeake Energy Corp			0.00%, 02/15/2017(a)	195	6
8.00%, 12/15/2022(e)	2,730	1,167	SM Energy Co
Cimarex Energy Co			5.00%, 01/15/2024	880	473
4.38%, 06/01/2024	492	431	5.63%, 06/01/2025	409	219
5.88%, 05/01/2022	142	132	6.50%, 11/15/2021	585	341
Citgo Holding Inc			6.50%, 01/01/2023	615	355
10.75%, 02/15/2020(e)	455	432	Stone Energy Corp
CITGO Petroleum Corp			7.50%, 11/15/2022	562	149
6.25%, 08/15/2022(e)	537	514	Summit Midstream Holdings LLC / Summit
Comstock Resources Inc			Midstream Finance Corp
9.50%, 06/15/2020	359	42	5.50%, 08/15/2022	450	284
10.00%, 03/15/2020(e)	566	219	Sunoco LP / Sunoco Finance Corp
Concho Resources Inc			5.50%, 08/01/2020(e)	462	433
5.50%, 04/01/2023	1,492	1,354	6.38%, 04/01/2023(e)	825	761
6.50%, 01/15/2022	545	510	Talos Production LLC / Talos Production
ConocoPhillips Co			Finance Inc
4.30%, 11/15/2044	263	197	9.75%, 02/15/2018(e)	689	241
Denbury Resources Inc			Tesoro Corp
4.63%, 07/15/2023	1,055	348	5.13%, 04/01/2024	328	308
EP Energy LLC / Everest Acquisition Finance			Transocean Inc
Inc			6.50%, 11/15/2020	163	98
6.38%, 06/15/2023	1,661	581	7.13%, 12/15/2021(f)	777	456
7.75%, 09/01/2022	627	219	Ultra Petroleum Corp
9.38%, 05/01/2020	911	387	5.75%, 12/15/2018(e)	850	120
Halcon Resources Corp			6.13%, 10/01/2024(e)	646	90
13.00%, 02/15/2022(e)	641	167	Unit Corp
Hilcorp Energy I LP / Hilcorp Finance Co			6.63%, 05/15/2021	1,510	982
5.00%, 12/01/2024(e)	561	433	W&T Offshore Inc
5.75%, 10/01/2025(e)	551	431	8.50%, 06/15/2019	424	112
7.63%, 04/15/2021(e)	691	627	Whiting Petroleum Corp
			5.00%, 03/15/2019	1,100	715

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Whiting Petroleum Corp (continued)			Quintiles Transnational Corp
6.25%, 04/01/2023	$655	$409	4.88%, 05/15/2023(e)	$200	$202
WPX Energy Inc			Valeant Pharmaceuticals International
5.25%, 09/15/2024	343	187	6.38%, 10/15/2020(e)	3,300	3,168
6.00%, 01/15/2022	1,594	925	6.75%, 08/15/2021(e)	338	328
		$28,487	7.00%, 10/01/2020(e)	495	488
			7.25%, 07/15/2022(e)	330	322
Oil & Gas Services - 0.23%			Valeant Pharmaceuticals International Inc
Archrock Partners LP / Archrock Partners			5.38%, 03/15/2020(e)	1,565	1,476
Finance Corp			5.50%, 03/01/2023(e)	3,295	2,908
6.00%, 10/01/2022	370	277	5.63%, 12/01/2021(e)	479	436
Basic Energy Services Inc			5.88%, 05/15/2023(e)	4,195	3,754
7.75%, 10/15/2022	462	120	6.13%, 04/15/2025(e)	3,990	3,586
Pioneer Energy Services Corp			6.75%, 08/15/2018(e)	2,039	2,030
6.13%, 03/15/2022	244	93	7.50%, 07/15/2021(e)	473	469
Sea Trucks Group Ltd					$24,770
9.00%, 03/26/2018(e)	683	388
Trinidad Drilling Ltd			Pipelines - 3.89%
7.88%, 01/15/2019(e)	435	352	Crestwood Midstream Partners LP /
Western Refining Logistics LP / WNRL			Crestwood Midstream Finance Corp
Finance Corp			6.13%, 03/01/2022	750	452
7.50%, 02/15/2023	661	602	6.25%, 04/01/2023(e)	1,580	960
		$1,832	DCP Midstream LLC
			4.75%, 09/30/2021(e)	375	267
Packaging & Containers - 1.57%			5.35%, 03/15/2020(e)	300	245
Ardagh Packaging Finance PLC			8.13%, 08/16/2030	330	246
9.13%, 10/15/2020(e)	241	242
			DCP Midstream Operating LP
Ardagh Packaging Finance PLC / Ardagh			2.50%, 12/01/2017	555	500
Holdings USA Inc			5.60%, 04/01/2044	705	421
7.00%, 11/15/2020(e)	137	130
9.13%, 10/15/2020(e)	397	399	Energy Transfer Equity LP
			5.50%, 06/01/2027	645	458
Ball Corp			5.88%, 01/15/2024	2,110	1,646
4.38%, 12/15/2020	730	756	7.50%, 10/15/2020	990	871
5.00%, 03/15/2022	575	595	Genesis Energy LP / Genesis Energy Finance
5.25%, 07/01/2025	388	399	Corp
Berry Plastics Corp			5.63%, 06/15/2024	625	456
5.13%, 07/15/2023	1,050	1,024	6.75%, 08/01/2022	220	180
Constar International
0.00%, PIK 0.00%, 12/31/2017(a),(b),(c),(f),(h)	516	54	Hiland Partners LP / Hiland Partners Finance
			Corp
Graphic Packaging International Inc			5.50%, 05/15/2022(e)	294	263
4.75%, 04/15/2021	352	355	MPLX LP
Novelis Inc			4.50%, 07/15/2023(e)	1,834	1,436
8.75%, 12/15/2020	870	791	4.88%, 12/01/2024(e)	2,920	2,279
Owens-Brockway Glass Container Inc			4.88%, 06/01/2025(e)	1,053	822
5.00%, 01/15/2022(e)	840	806
5.88%, 08/15/2023(e)	148	145	NGPL PipeCo LLC
			9.63%, 06/01/2019(e)	200	187
6.38%, 08/15/2025(e)	83	82
			PBF Logistics LP / PBF Logistics Finance
Reynolds Group Issuer Inc / Reynolds Group			Corp
Issuer LLC / Reynolds Group Issuer			6.88%, 05/15/2023	272	231
(Luxembourg) S.A.			Regency Energy Partners LP / Regency
5.75%, 10/15/2020	1,445	1,447	Energy Finance Corp
6.88%, 02/15/2021(f)	1,045	1,081
			4.50%, 11/01/2023	250	200
7.13%, 04/15/2019	870	886	5.50%, 04/15/2023	1,420	1,193
8.25%, 02/15/2021	760	709	Rockies Express Pipeline LLC
9.88%, 08/15/2019	1,171	1,145	5.63%, 04/15/2020(e)	900	806
Sealed Air Corp			6.00%, 01/15/2019(e)	360	338
5.50%, 09/15/2025(e)	995	1,015
			6.85%, 07/15/2018(e)	1,255	1,217
6.50%, 12/01/2020(e)	500	551
			6.88%, 04/15/2040(e)	830	631
		$12,612	7.50%, 07/15/2038(e)	645	514
Pharmaceuticals - 3.08%			Rose Rock Midstream LP / Rose Rock
Endo Finance LLC			Finance Corp
5.75%, 01/15/2022(e)	91	91	5.63%, 07/15/2022	422	253
Endo Finance LLC / Endo Finco Inc			5.63%, 11/15/2023	961	519
5.87%, 01/15/2023(e),(f)	2,500	2,481	Sabine Pass Liquefaction LLC
7.75%, 01/15/2022(e)	161	168	5.63%, 02/01/2021(f)	410	375
Endo Ltd / Endo Finance LLC / Endo Finco			5.63%, 04/15/2023	1,355	1,189
Inc			5.63%, 03/01/2025	5,072	4,362
6.00%, 07/15/2023(e)	1,895	1,904	5.75%, 05/15/2024	2,525	2,216
6.00%, 02/01/2025(e)	765	756	Targa Resources Partners LP / Targa
Grifols Worldwide Operations Ltd			Resources Partners Finance Corp
5.25%, 04/01/2022	200	203	4.13%, 11/15/2019	935	785
			4.25%, 11/15/2023	380	277
			5.00%, 01/15/2018	300	280

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Retail (continued)
Targa Resources Partners LP / Targa			Jo-Ann Stores LLC
Resources Partners Finance			8.13%, 03/15/2019(e)	$225	$181
Corp (continued)			L Brands Inc
5.25%, 05/01/2023	$850	$659	5.63%, 10/15/2023	1,885	2,003
6.38%, 08/01/2022	600	498	Landry's Inc
Tesoro Logistics LP / Tesoro Logistics			9.38%, 05/01/2020(e)	450	475
Finance Corp			Nebraska Book Holdings Inc
6.13%, 10/15/2021	775	701	15.00%, 06/30/2016(e)	328	335
6.25%, 10/15/2022(e)	1,478	1,346	Neiman Marcus Group LTD LLC
Transcontinental Gas Pipe Line Co LLC			8.00%, 10/15/2021(e)	1,270	953
7.85%, 02/01/2026(e)	275	287	New Albertsons Inc
Williams Partners LP / ACMP Finance Corp			6.63%, 06/01/2028	325	250
6.13%, 07/15/2022	875	713	7.75%, 06/15/2026	265	227
		$31,279	8.00%, 05/01/2031	417	357
			8.70%, 05/01/2030	95	84
Real Estate - 0.03%			Party City Holdings Inc
Kennedy-Wilson Inc			6.13%, 08/15/2023(e)	270	262
5.88%, 04/01/2024	229	219	QVC Inc
			5.13%, 07/02/2022	710	722
REITS- 1.79%			5.45%, 08/15/2034	555	449
Communications Sales & Leasing Inc / CSL			Radio Systems Corp
Capital LLC			8.38%, 11/01/2019(e)	589	607
6.00%, 04/15/2023(e)	207	198	Real Mex Restaurants Inc
8.25%, 10/15/2023	1,340	1,183	7.00%, PIK 0.58%, 03/21/2016(b),(c),(h)	161	133
Crown Castle International Corp			Rite Aid Corp
4.88%, 04/15/2022	1,619	1,700	6.13%, 04/01/2023(e)	2,272	2,397
5.25%, 01/15/2023	606	645	6.75%, 06/15/2021	1,495	1,581
Equinix Inc			9.25%, 03/15/2020	1,130	1,191
5.38%, 01/01/2022	404	420	Sally Holdings LLC / Sally Capital Inc
5.38%, 04/01/2023	200	207	5.63%, 12/01/2025	550	568
5.75%, 01/01/2025	282	290	Serta Simmons Bedding LLC
5.88%, 01/15/2026	898	929	8.13%, 10/01/2020(e)	800	820
ESH Hospitality Inc			Suburban Propane Partners LP/Suburban
5.25%, 05/01/2025(e)	335	323	Energy Finance Corp
Iron Mountain Inc			5.75%, 03/01/2025	200	166
5.75%, 08/15/2024	3,367	3,325	7.38%, 08/01/2021	617	605
6.00%, 10/01/2020(e)	608	647	Tops Holding LLC / Tops Markets II Corp
MPT Operating Partnership LP / MPT Finance			8.00%, 06/15/2022(e)	395	375
Corp			Yum! Brands Inc
5.50%, 05/01/2024	1,980	1,950	3.75%, 11/01/2021	200	181
Omega Healthcare Investors Inc					$24,551
5.88%, 03/15/2024	1,310	1,323
RHP Hotel Properties LP / RHP Finance			Semiconductors - 1.22%
Corp			Advanced Micro Devices Inc
			6.75%, 03/01/2019	503	343
5.00%, 04/15/2023	270	269	7.00%, 07/01/2024	899	557
Sabra Health Care LP / Sabra Capital Corp
5.50%, 02/01/2021	1,005	1,025	7.50%, 08/15/2022	75	47
			Amkor Technology Inc
		$14,434	6.38%, 10/01/2022	1,350	1,279
Retail - 3.05%			Freescale Semiconductor Inc
1011778 BC ULC / New Red Finance Inc			6.00%, 01/15/2022(e)	1,325	1,388
4.63%, 01/15/2022(e)	675	678	Micron Technology Inc
6.00%, 04/01/2022(e)	705	736	5.25%, 08/01/2023(e)	404	327
AmeriGas Finance LLC / AmeriGas Finance			5.25%, 01/15/2024(e)	785	638
Corp			5.50%, 02/01/2025	387	306
7.00%, 05/20/2022	1,573	1,542	5.63%, 01/15/2026(e)	280	217
Caleres Inc			Microsemi Corp
6.25%, 08/15/2023	310	306	9.13%, 04/15/2023(e)	396	417
Claire's Stores Inc			NXP BV / NXP Funding LLC
6.13%, 03/15/2020(e)	728	386	4.13%, 06/15/2020(e)	392	390
8.88%, 03/15/2019	2,463	505	4.63%, 06/15/2022(e)	812	790
9.00%, 03/15/2019(e)	1,527	912	5.75%, 02/15/2021(e)	297	307
Dollar Tree Inc			5.75%, 03/15/2023(e)	232	237
5.75%, 03/01/2023(e)	1,440	1,517	Qorvo Inc
Ferrellgas LP / Ferrellgas Finance Corp			6.75%, 12/01/2023(e)	494	488
6.75%, 01/15/2022	2,055	1,618	Sensata Technologies BV
6.75%, 06/15/2023(e)	566	430	5.00%, 10/01/2025(e)	496	477
Group 1 Automotive Inc			5.63%, 11/01/2024(e)	696	710
5.25%, 12/15/2023(e)	280	263	Sensata Technologies UK Financing Co plc
Guitar Center Inc			6.25%, 02/15/2026(e)	853	870
6.50%, 04/15/2019(e)	611	515			$9,788
JC Penney Corp Inc
8.13%, 10/01/2019	241	221

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Software - 2.21%			Telecommunications (continued)
Activision Blizzard Inc			Inmarsat Finance PLC
5.63%, 09/15/2021(e)	$2,139	$2,246	4.88%, 05/15/2022(e)	$1,340	$1,323
Audatex North America Inc			Intelsat Jackson Holdings SA
6.00%, 06/15/2021(e)	617	622	5.50%, 08/01/2023	2,244	1,789
6.13%, 11/01/2023(e)	212	214	7.25%, 04/01/2019	521	473
Emdeon Inc			7.25%, 10/15/2020	980	843
6.00%, 02/15/2021(e)	445	414	7.50%, 04/01/2021	394	337
First Data Corp			Intelsat Luxembourg SA
5.00%, 01/15/2024(e)	970	970	7.75%, 06/01/2021	2,927	1,273
5.38%, 08/15/2023(e)	440	449	8.13%, 06/01/2023	1,085	448
5.75%, 01/15/2024(e)	895	888	Level 3 Communications Inc
6.75%, 11/01/2020(e)	394	415	5.75%, 12/01/2022	636	655
7.00%, 12/01/2023(e)	2,925	2,947	Level 3 Financing Inc
IMS Health Inc			5.13%, 05/01/2023	132	133
6.00%, 11/01/2020(e)	401	414	5.38%, 01/15/2024(e)	885	894
Infor Software Parent LLC / Infor Software			5.38%, 05/01/2025	1,353	1,361
Parent Inc			6.13%, 01/15/2021	250	262
7.13%, PIK 7.88%, 05/01/2021(e),(h)	1,444	1,029	7.00%, 06/01/2020	612	643
Infor US Inc			Nokia OYJ
5.75%, 08/15/2020(e)	116	117	6.63%, 05/15/2039	216	219
6.50%, 05/15/2022(e)	2,162	1,886	Plantronics Inc
Informatica LLC			5.50%, 05/31/2023(e)	295	297
7.13%, 07/15/2023(e)	464	415	Qwest Capital Funding Inc
MSCI Inc			6.88%, 07/15/2028	159	121
5.25%, 11/15/2024(e)	1,438	1,483	7.75%, 02/15/2031	780	640
5.75%, 08/15/2025(e)	1,275	1,348	Qwest Corp
Nuance Communications Inc			6.88%, 09/15/2033	745	705
5.38%, 08/15/2020(e)	1,195	1,195	7.25%, 09/15/2025	310	343
Open Text Corp			SBA Telecommunications Inc
5.63%, 01/15/2023(e)	435	433	5.75%, 07/15/2020	580	602
SS&C Technologies Holdings Inc			SoftBank Group Corp
5.88%, 07/15/2023(e)	300	310	4.50%, 04/15/2020(e)	988	984
		$17,795	Sprint Capital Corp
			6.88%, 11/15/2028	2,795	1,841
Telecommunications - 9.75%			6.90%, 05/01/2019	209	167
Alcatel-Lucent USA Inc			8.75%, 03/15/2032	1,174	828
6.45%, 03/15/2029	269	278	Sprint Communications Inc
Avaya Inc			6.00%, 11/15/2022(b)	2,253	1,515
7.00%, 04/01/2019(e)	1,344	894
			7.00%, 03/01/2020(e)	1,334	1,281
10.50%, 03/01/2021(e)	924	231
			7.00%, 08/15/2020	1,570	1,154
CenturyLink Inc			9.00%, 11/15/2018(e)	1,271	1,296
5.63%, 04/01/2025	381	324	9.13%, 03/01/2017	185	184
6.45%, 06/15/2021	1,835	1,788	11.50%, 11/15/2021	374	313
6.75%, 12/01/2023	895	847	Sprint Corp
7.60%, 09/15/2039	295	221	7.13%, 06/15/2024	4,338	2,928
Cincinnati Bell Inc			7.25%, 09/15/2021	1,544	1,112
8.38%, 10/15/2020	986	1,003	7.63%, 02/15/2025	347	237
Citizens Communications Co			7.88%, 09/15/2023	3,643	2,595
7.13%, 03/15/2019	135	134	Syniverse Holdings Inc
CommScope Inc			9.13%, 01/15/2019	1,600	608
5.50%, 06/15/2024(e)	762	733
			Telecom Italia Capital SA
CommScope Technologies Finance LLC			6.00%, 09/30/2034	1,165	1,043
6.00%, 06/15/2025(e)	1,165	1,133
			7.00%, 06/04/2018	160	172
Consolidated Communications Inc			Telecom Italia SpA
6.50%, 10/01/2022	569	481	5.30%, 05/30/2024(e)	735	717
Embarq Corp			T-Mobile USA Inc
8.00%, 06/01/2036	3,948	3,910	6.00%, 03/01/2023	2,227	2,240
Frontier Communications Corp			6.13%, 01/15/2022	1,525	1,552
6.25%, 09/15/2021	215	181	6.25%, 04/01/2021	675	687
7.13%, 01/15/2023	100	83	6.38%, 03/01/2025	1,132	1,135
7.63%, 04/15/2024	570	476	6.50%, 01/15/2024	622	628
8.50%, 04/15/2020	1,565	1,551	6.50%, 01/15/2026	460	460
8.75%, 04/15/2022	404	364	6.54%, 04/28/2020	1,160	1,195
8.88%, 09/15/2020(e)	167	168
			6.63%, 11/15/2020	275	283
9.00%, 08/15/2031	2,233	1,775	6.63%, 04/28/2021	1,501	1,552
9.25%, 07/01/2021	733	707	6.63%, 04/01/2023	521	533
11.00%, 09/15/2025(e)	1,817	1,751
10.50%, 09/15/2022(e)	598	582	6.73%, 04/28/2022	1,703	1,747
			6.84%, 04/28/2023	936	964
Goodman Networks Inc			UPCB Finance IV Ltd
12.13%, 07/01/2018	950	285	5.38%, 01/15/2025(e)	745	715
Hughes Satellite Systems Corp			Virgin Media Finance PLC
6.50%, 06/15/2019	943	1,033	5.75%, 01/15/2025(e)	226	224

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Airlines - 0.05%
Virgin Media Finance PLC (continued)			American Airlines Inc, Term Loan B
6.00%, 10/15/2024(e)	$1,500	$1,511	3.25%, 06/27/2020(f)	$430	$422
Virgin Media Secured Finance PLC
5.25%, 01/15/2026(e)	360	356
5.38%, 04/15/2021(e)	1,368	1,399	Automobile Manufacturers - 0.19%
			FCA US LLC, Term Loan B
West Corp			3.25%, 12/31/2018(f)	578	574
5.38%, 07/15/2022(e)	515	434
			3.50%, 05/24/2017(f)	728	725
Wind Acquisition Finance SA			3.50%, 05/24/2017(f)	226	225
4.75%, 07/15/2020(e)	2,905	2,854
7.38%, 04/23/2021(e)	1,554	1,477			$1,524
Windstream Services LLC			Biotechnology - 0.07%
6.38%, 08/01/2023	270	195	Concordia Healthcare Corp, Term Loan B
7.50%, 06/01/2022	2,473	1,904	5.25%, 10/20/2021(f)	550	525
7.50%, 04/01/2023	790	606
7.75%, 10/01/2021	645	503
		$78,423	Building Materials - 0.06%
			Stardust Finance Holdings Inc, Term Loan B
Transportation - 0.31%			6.50%, 03/14/2022(f)	554	518
Bluewater Holding BV
10.00%, 12/10/2019(e)	1,300	585
			Commercial Services - 0.11%
Martin Midstream Partners LP / Martin			Acosta Holdco Inc, Term Loan B
Midstream Finance Corp			4.25%, 09/26/2021(f)	238	228
7.25%, 02/15/2021	1,043	892	Hertz Corp/The, Term Loan B1
Navios Maritime Acquisition Corp / Navios			3.75%, 03/11/2018(f)	360	358
Acquisition Finance US Inc
8.13%, 11/15/2021(e)	140	111	Pharmaceutical Product Development LLC,
			Term Loan B
Navios Maritime Holdings Inc / Navios			4.25%, 08/05/2022(f)	319	312
Maritime Finance II US Inc
7.38%, 01/15/2022(e)	900	324			$898
Navios South American Logistics Inc / Navios			Computers - 0.19%
Logistics Finance US Inc			Presidio Inc, Term Loan B
7.25%, 05/01/2022(e)	594	306	5.25%, 02/02/2022(f)	785	753
Ultrapetrol Bahamas Ltd			Riverbed Technology Inc, Term Loan B
0.00%, 06/15/2021(a)	1,514	257	6.00%, 02/25/2022(f)	571	564
		$2,475	6.00%, 02/25/2022(f)	215	213
TOTAL BONDS		$705,954			$1,530
	Principal
CONVERTIBLE BONDS - 0.09%	Amount (000's) Value (000's)		Consumer Products - 0.17%
			Dell International LLC, Term Loan B2
Electric - 0.09%			4.00%, 04/29/2020(f)	451	449
NRG Yield Inc			Prestige Brands Inc, Term Loan B3
3.25%, 06/01/2020(e)	250	205	3.50%, 09/03/2021(f)	365	364
Upstate New York Power Producers Inc			Spectrum Brands Inc, Term Loan
20.00%, 06/15/2017(b),(c),(e)	259	497	3.50%, 06/16/2022(f)	592	590
		$702			$1,403

Retail - 0.00%			Distribution & Wholesale - 0.05%
Real Mex Restaurants Inc			HD Supply Inc, Term Loan
1.12%, PIK 2.27%, 03/21/2018(b),(c),(h)	83	—	3.75%, 08/06/2021(f)	434	426

TOTAL CONVERTIBLE BONDS		$702	Diversified Financial Services - 0.07%
SENIOR FLOATING RATE INTERESTS - Principal			Walter Investment Management Corp, Term
7.87%	Amount (000's) Value (000's)		Loan
Advertising - 0.22%			4.75%, 12/11/2020(f)	772	598
Advantage Sales & Marketing Inc, Term
Loan
7.50%, 07/21/2022(f)	$1,799	$1,573	Electric - 0.48%
			Calpine Corp, Term Loan
Advantage Sales & Marketing Inc, Term Loan			4.00%, 01/15/2023(f)	695	667
B			Calpine Corp, Term Loan B5
4.25%, 07/21/2021(f)	238	227	3.50%, 05/20/2022(f)	249	236
Vertis Inc, Term Loan EXIT			Dynegy Inc, Term Loan B2
0.00%, 12/31/2016(a),(b),(c),(f)	1,359	1	4.00%, 04/16/2020(f)	364	351
		$1,801	Texas Competitive Electric Holdings Co LLC,
Aerospace & Defense - 0.13%			Term Loan EXT
TransDigm Inc, Term Loan D			4.91%, 10/10/2017(f)	8,239	2,483
3.75%, 05/21/2021(f)	238	231	Texas Competitive Electric Holdings Co LLC,
TransDigm Inc, Term Loan E			Term Loan NONEXT
3.50%, 05/13/2022(f)	878	840	4.91%, 10/10/2016(f)	510	149
		$1,071			$3,886

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Entertainment - 0.60%			Lodging - 0.30%
Cowlitz Tribal Gaming Authority, Term			Hilton Worldwide Finance LLC, Term Loan
Loan			B
11.50%, 10/02/2020(f)	$1,245	$1,170	3.50%, 09/23/2020(f)	$375	$374
Delta 2 Lux Sarl, Term Loan B			MGM Resorts International, Term Loan B
7.75%, 07/29/2022(f)	600	498	3.50%, 12/13/2019(f)	489	484
Delta 2 Lux Sarl, Term Loan B3			ROC Finance LLC, Term Loan B
4.75%, 07/30/2021(f)	200	188	5.00%, 03/27/2019(f)	681	603
Eldorado Resorts Inc, Term Loan B			Station Casinos LLC, Term Loan B
4.25%, 07/15/2022(f)	428	424	4.25%, 02/25/2018(f)	472	463
Graton Economic Development Authority,			4.25%, 02/25/2020(f)	467	458
Term Loan B					$2,382
4.75%, 08/06/2022(f)	393	390
Mohegan Tribal Gaming Authority, Term			Media- 1.07%
Loan B			Altice Financing SA, Delay-Draw Term Loan
5.50%, 11/19/2019(f)	1,803	1,745	DD
			5.50%, 07/15/2019(f)	686	681

Scientific Games International Inc, Term Loan			CCO Safari III LLC, Term Loan I
B1			3.50%, 01/23/2023(f)	1,335	1,333
6.00%, 05/22/2020(f)	443	396
		$4,811	iHeartCommunications Inc, Term Loan D-
			EXT
Food- 0.35%			7.18%, 01/23/2019(f)	3,072	2,031
Albertsons LLC, Term Loan B			Neptune Finco Corp, Term Loan B
5.50%, 12/09/2022(f)	1,375	1,342	5.00%, 10/09/2022(f)	1,245	1,241
Dole Food Co Inc, Term Loan B			Sinclair Television Group Inc, Term Loan B1
4.50%, 10/25/2018(f)	83	81	3.50%, 07/30/2021(f)	364	359
4.50%, 12/01/2018(f)	51	50	Tribune Media Co, Term Loan B
4.50%, 12/01/2018(f)	83	81	3.75%, 12/27/2020(f)	333	327
4.50%, 12/01/2018(f)	95	92	3.75%, 12/27/2020(f)	512	502
4.50%, 12/01/2018(f)	95	92	Univision Communications Inc, Term Loan
4.50%, 12/01/2018(f)	83	81	C3
4.50%, 12/01/2018(f)	83	81	4.00%, 03/01/2020(f)	919	896
4.50%, 12/01/2018(f)	83	81	4.00%, 03/01/2020(f)	374	365
Pinnacle Foods Finance LLC, Term Loan G			Univision Communications Inc, Term Loan
3.00%, 04/29/2020(f)	217	214	C4
Pinnacle Foods Finance LLC, Term Loan H			4.00%, 03/01/2020(f)	119	116
3.00%, 04/29/2020(f)	176	174	4.00%, 03/01/2020(f)	792	772
Pinnacle Foods Finance LLC, Term Loan I					$8,623
0.00%, 01/13/2023(f),(i)	140	140
3.75%, 01/13/2023(f)	265	265	Mining - 0.14%
		$2,774	Coeur Mining Inc, Term Loan B
			9.00%, 06/23/2020(b),(f)	359	341
Food Service - 0.18%			9.00%, 06/23/2020(f)	119	113
Aramark Services Inc, Term Loan F			FMG Resources August 2006 Pty Ltd, Term
3.25%, 02/21/2021(f)	1,487	1,476	Loan B
			4.25%, 06/30/2019(f)	372	256
			4.25%, 06/30/2019(f)	556	384
Healthcare - Products - 0.03%
DJO Finance LLC, Term Loan B					$1,094
4.25%, 06/24/2020(f)	241	232	Oil & Gas - 0.14%
			Alon USA Partners LP, Term Loan B
			9.25%, 11/13/2018(f)	140	139
Healthcare - Services - 0.11%
			EXCO Resources Inc, Term Loan
inVentiv Health Inc, Term Loan B4			12.50%, 10/21/2018(f)	788	297
7.75%, 05/15/2018(f)	867	858
			Fieldwood Energy LLC, Term Loan
			8.38%, 09/30/2020(f)	420	68
Holding Companies - Diversified - 0.03%			MEG Energy Corp, Term Loan B
Twin River Management Group Inc, Term			3.75%, 03/31/2020(f)	474	366
Loan B			Sabine Oil & Gas Corp, Term Loan B
5.25%, 07/10/2020(f)	222	221	0.00%, 01/18/2018(a),(f)	667	16
			Shelf Drilling Midco Ltd, PIK Term Loan B
			10.00%, PIK 0.75%, 10/08/2018(f),(h)	460	225
Internet - 0.26%
Go Daddy Operating Co LLC, Term Loan B					$1,111
4.25%, 05/05/2021(f)	250	248	Oil & Gas Services - 0.02%
4.25%, 05/13/2021(f)	1	—	Navios Maritime Midstream Partners LP,
Match Group Inc, Term Loan B			Term Loan B
5.50%, 10/27/2022(f)	1,262	1,257	5.50%, 06/18/2020(f)	190	187
Zayo Group LLC, Term Loan B
3.75%, 05/06/2021(f)	618	609
		$2,114	Packaging & Containers - 0.11%
			Berry Plastics Group Inc, Term Loan E
			3.75%, 12/18/2020(f)	240	237
			Berry Plastics Group Inc, Term Loan F
			4.00%, 09/16/2022(f)	453	451

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Packaging & Containers (continued)			Telecommunications (continued)
Berry Plastics Group Inc, Term Loan			UPC Financing Partnership, Term Loan AH
F (continued)			3.34%, 06/10/2021(f)	$575	$562
4.00%, 09/16/2022(f)	$162	$161			$2,699
4.00%, 10/03/2022(f)	8	8
		$857	Transportation - 0.09%
			Commercial Barge Line Co, Term Loan B
Real Estate - 0.19%			9.75%, 11/06/2020(f)	370	324
Realogy Group LLC, Term Loan B			Gruden Acquisition Inc, Term Loan
3.75%, 03/05/2020(f)	1,579	1,567	9.50%, 07/31/2023(f)	345	326
			OSG Bulk Ships Inc, Term Loan B-EXIT
			5.25%, 08/05/2019(f)	88	77
REITS- 0.02%
Equinix Inc, Term Loan					$727
4.00%, 12/07/2022(f)	175	175	TOTAL SENIOR FLOATING RATE INTERESTS		$63,307
			Total Investments		$801,108
			Other Assets in Excess of Liabilities, Net - 0.40%		$3,223
Retail - 0.87%			TOTAL NET ASSETS - 100.00%		$804,331
J Crew Group Inc, Term Loan B
4.00%, 02/26/2021(f)	359	242
4.00%, 02/26/2021(f)	294	198	(a) Non-Income Producing Security
4.00%, 02/26/2021(f)	355	240	(b)	Security is Illiquid. At the end of the period, the value of these securities
4.00%, 02/26/2021(f)	354	239	totaled $2,729 or 0.34% of net assets.
JC Penney Corp Inc, Term Loan			(c)	Fair value of these investments is determined in good faith by the Manager
6.00%, 05/21/2018(f)	369	360	under procedures established and periodically reviewed by the Board of
6.00%, 05/21/2018(f)	1,477	1,442	Directors. At the end of the period, the fair value of these securities totaled
PetSmart Inc, Term Loan B			$848 or 0.11% of net assets.
4.25%, 03/10/2022(f)	1,449	1,402	(d)	Perpetual security. Perpetual securities pay an indefinite stream of
Rite Aid Corp, Term Loan 2			interest, but they may be called by the issuer at an earlier date.
4.88%, 06/11/2021(f)	1,000	997	(e)	Security exempt from registration under Rule 144A of the Securities Act of
Sears Roebuck Acceptance Corp, Term Loan			1933. These securities may be resold in transactions exempt from
B			registration, normally to qualified institutional buyers. At the end of the
5.50%, 06/30/2018(f)	1,152	1,074	period, the value of these securities totaled $273,937 or 34.06% of net
Serta Simmons Bedding LLC, Term Loan B			assets.
4.25%, 10/01/2019(f)	353	351	(f)	Variable Rate. Rate shown is in effect at January 31, 2016.
4.25%, 10/01/2019(f)	290	288	(g) Security purchased on a when-issued basis.
4.25%, 10/01/2019(f)	148	147	(h)	Payment in kind; the issuer has the option of paying additional securities
		$6,980	in lieu of cash.
Semiconductors - 0.93%			(i)	This Senior Floating Rate Note will settle after January 31, 2016, at which
Avago Technologies Cayman Ltd, Term			time the interest rate will be determined.
Loan
0.00%, 11/11/2022(f),(i)	2,450	2,409
0.00%, 11/11/2022(f),(i)	920	905	Portfolio Summary (unaudited)
Avago Technologies Cayman Ltd, Term Loan			Sector		Percent
B			Communications		21.98%
3.75%, 04/16/2019(f)	1,905	1,902
			Consumer, Non-cyclical		18.82%
Microsemi Corp, Term Loan			Consumer, Cyclical		15.48%
0.00%, 12/17/2022(f),(i)	687	682
			Financial		11.71%
NXP BV, Term Loan			Energy		8.00%
3.75%, 11/05/2020(f)	1,340	1,337	Industrial		7.07%
3.75%, 11/05/2020(f)	205	204	Technology		5.26%
		$7,439	Basic Materials		4.05%
Software - 0.30%			Exchange Traded Funds		3.60%
Evergreen Skills Lux Sarl, Term Loan			Utilities		3.23%
3.75%, 04/08/2021(f)	151	144	Diversified		0.40%
3.75%, 04/08/2021(f)	391	374	Other Assets in Excess of Liabilities, Net		0.40%
First Data Corp, Term Loan B			TOTAL NET ASSETS		100.00%
4.18%, 06/24/2022(f)	1,320	1,294
First Data Corp, Term Loan B1
3.93%, 09/24/2018(f)	574	566
		$2,378

Telecommunications - 0.34%
Cincinnati Bell Inc, Term Loan B
4.00%, 08/09/2020(f)	181	174
4.00%, 08/09/2020(f)	169	163
4.00%, 08/20/2020(f)	181	174
CommScope Inc, Term Loan B
3.83%, 12/29/2022(f)	344	341
Level 3 Financing Inc, Term Loan BI
3.95%, 01/15/2020(f)	688	686
Level 3 Financing Inc, Term Loan BIII
3.95%, 08/01/2019(f)	600	599

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's)	Value (000's)
Computers - 0.00%
GCB S3 Inc (a),(b)	9,825,000	$—		Banks (continued)
				ING Bank NV
				3.75%, 03/07/2017(e)	$5,000	$5,124
Diversified Financial Services - 0.00%				4.00%, 03/15/2016(e)	7,000	7,027
Adelphia Recovery Trust (a),(b),(c)	658,740	3
				JPMorgan Chase & Co
				3.25%, 09/23/2022	5,000	5,035
Transportation - 0.00%				3.63%, 05/13/2024	15,000	15,199
Trailer Bridge Inc (a),(b)	7,120	—		3.90%, 07/15/2025	5,000	5,126
				7.90%, 04/29/2049(d),(f)	7,000	7,066
TOTAL COMMON STOCKS		$3		JPMorgan Chase Bank NA
INVESTMENT COMPANIES - 3.16%	Shares Held	Value(000	's)	0.90%, 06/14/2017(d)	5,000	4,983
				Morgan Stanley
Publicly Traded Investment Fund - 3.16%				2.65%, 01/27/2020	5,000	5,007
Goldman Sachs Financial Square Funds -	98,143,889	98,144		3.80%, 04/29/2016	4,000	4,028
Government Fund				3.95%, 04/23/2027	10,000	9,652
				4.00%, 07/23/2025	5,000	5,099
TOTAL INVESTMENT COMPANIES		$98,144		4.88%, 11/01/2022	2,000	2,127
	Principal			5.50%, 07/28/2021	5,000	5,593
BONDS- 61.54%	Amount (000's)	Value(000	's)	PNC Bank NA
Airlines - 0.31%				2.95%, 01/30/2023	5,000	4,931
				2.95%, 02/23/2025	10,000	9,899
United Airlines 2013-1 Class A Pass Through				PNC Financial Services Group Inc/The
Trust				6.75%, 07/29/2049(d),(f)	18,000	19,300
4.30%, 02/15/2027	$9,168	$9,557		SunTrust Bank/Atlanta GA
				2.75%, 05/01/2023	15,000	14,563
Automobile Floor Plan Asset Backed Securities - 3.39%				US Bancorp
Ally Master Owner Trust				1.65%, 05/15/2017	9,000	9,057
0.88%, 04/15/2018(d)	13,000	12,999		2.95%, 07/15/2022	5,000	5,042
0.90%, 01/15/2019(d)	5,000	5,001		3.00%, 03/15/2022	2,000	2,067
BMW Floorplan Master Owner Trust				3.60%, 09/11/2024	9,500	9,832
0.93%, 07/15/2020(d),(e)	13,500	13,458		4.13%, 05/24/2021	3,000	3,270
CNH Wholesale Master Note Trust				US Bank NA/Cincinnati OH
1.03%, 08/15/2019(d),(e)	13,000	12,986		2.80%, 01/27/2025	5,000	4,978
Ford Credit Floorplan Master Owner Trust A				Wells Fargo & Co
0.83%, 02/15/2019(d)	6,000	5,992		7.98%, 12/31/2049(d),(f)	15,000	15,675
Mercedes-Benz Master Owner Trust 2015-B						$275,377
0.81%, 04/15/2020(d),(e)	15,000	14,922
Nissan Master Owner Trust Receivables				Beverages - 1.81%
0.73%, 02/15/2018(d)	14,000	14,000		Anheuser-Busch InBev Finance Inc
0.83%, 01/15/2020(d)	15,000	15,012		3.65%, 02/01/2026	19,000	19,256
Volkswagen Credit Auto Master Trust				Anheuser-Busch InBev Worldwide Inc
0.78%, 07/22/2019(d),(e)	11,000	10,884		2.50%, 07/15/2022	9,000	8,765
		$105,254		7.75%, 01/15/2019	10,000	11,581
				Innovation Ventures LLC / Innovation
Automobile Manufacturers - 1.90%				Ventures Finance Corp
American Honda Finance Corp				9.50%, 08/15/2019(e)	16,264	16,661
1.12%, 10/07/2016(d)	4,500	4,509				$56,263
1.60%, 02/16/2018(e)	10,000	9,988
3.80%, 09/20/2021(e)	10,000	10,712		Biotechnology - 1.66%
Ford Motor Credit Co LLC				Amgen Inc
3.98%, 06/15/2016	20,000	20,180		3.63%, 05/15/2022	4,500	4,667
4.39%, 01/08/2026	9,500	9,571		3.88%, 11/15/2021	13,000	13,694
General Motors Co				Gilead Sciences Inc
4.88%, 10/02/2023	4,000	4,030		3.50%, 02/01/2025	4,750	4,880
		$58,990		3.65%, 03/01/2026	18,000	18,387
				4.40%, 12/01/2021	9,000	9,845
Banks- 8.88%						$51,473
Bank of America Corp
3.88%, 08/01/2025	7,000	7,075		Chemicals - 1.24%
5.42%, 03/15/2017	5,000	5,190		Airgas Inc
6.50%, 07/15/2018	2,000	2,203		1.65%, 02/15/2018	13,500	13,437
6.75%, 06/01/2028	2,000	2,489		2.38%, 02/15/2020	7,000	7,004
8.00%, 07/29/2049(d),(f)	4,000	4,039		3.65%, 07/15/2024	6,750	6,765
8.13%, 12/29/2049(d),(f)	10,000	10,144		Axiall Corp
Bank of New York Mellon Corp/The				4.88%, 05/15/2023	2,500	2,353
2.60%, 08/17/2020	9,500	9,622		Eagle Spinco Inc
Citigroup Inc				4.63%, 02/15/2021	9,250	8,961
3.88%, 03/26/2025	20,000	19,248				$38,520
4.45%, 09/29/2027	8,000	7,896		Commercial Services - 0.69%
4.50%, 01/14/2022	4,000	4,307		ERAC USA Finance LLC
Goldman Sachs Group Inc/The				3.30%, 10/15/2022(e)	2,000	1,987
3.63%, 02/07/2016	5,000	5,001		4.50%, 08/16/2021(e)	6,000	6,429
3.63%, 01/22/2023	4,000	4,062		6.38%, 10/15/2017(e)	4,000	4,282
5.25%, 07/27/2021	13,000	14,421

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)			Electronics - 0.62%
ERAC USA Finance LLC (continued)			Corning Inc
7.00%, 10/15/2037(e)	$7,000	$8,605	2.90%, 05/15/2022	$5,000	$4,851
		$21,303	4.25%, 08/15/2020	10,000	10,629
			4.75%, 03/15/2042	4,000	3,875
Computers - 0.41%					$19,355
Apple Inc
2.40%, 05/03/2023	13,000	12,758	Entertainment - 0.19%
			Greektown Holdings LLC/Greektown
			Mothership Corp
Credit Card Asset Backed Securities - 0.90%			8.88%, 03/15/2019(e)	1,250	1,231
Cabela's Credit Card Master Note Trust
0.78%, 03/16/2020(d)	10,253	10,231	Peninsula Gaming LLC / Peninsula Gaming
0.98%, 10/15/2019(d),(e)	9,500	9,506	Corp
			8.38%, 02/15/2018(e)	4,500	4,568
1.10%, 07/17/2023(d)	8,000	8,013
		$27,750			$5,799
			Environmental Control - 1.63%
Diversified Financial Services - 1.18%
GE Capital International Funding Co			ADS Waste Holdings Inc
2.34%, 11/15/2020(e)	1,659	1,665	8.25%, 10/01/2020	21,000	19,425
			Republic Services Inc
International Lease Finance Corp			3.20%, 03/15/2025	10,000	9,861
8.63%, 01/15/2022	3,000	3,518
8.75%, 03/15/2017(d)	8,500	8,934	3.55%, 06/01/2022	6,000	6,253
Jefferies Finance LLC /JFIN Co-Issuer Corp			3.80%, 05/15/2018	2,000	2,088
7.38%, 04/01/2020 (e)	3,750	3,131	5.00%, 03/01/2020	12,000	13,048
Jefferies Group LLC					$50,675
5.13%, 04/13/2018	5,000	5,193	Food- 0.64%
5.13%, 01/20/2023	1,500	1,492	Kraft Heinz Foods Co
6.25%, 01/15/2036	9,000	8,086	3.50%, 07/15/2022(e)	5,000	5,090
8.50%, 07/15/2019	4,000	4,596	3.95%, 07/15/2025(e)	14,500	14,862
		$36,615			$19,952

Electric - 5.68%			Forest Products & Paper - 0.58%
Exelon Generation Co LLC			Plum Creek Timberlands LP
6.20%, 10/01/2017	14,000	14,881	3.25%, 03/15/2023	5,000	4,888
6.25%, 10/01/2039	3,000	2,661	4.70%, 03/15/2021	12,000	12,970
GenOn Americas Generation LLC					$17,858
8.50%, 10/01/2021	12,500	8,000
GenOn Energy Inc			Healthcare - Services - 2.10%
9.88%, 10/15/2020	6,500	4,420	HCA Inc
LG&E and KU Energy LLC			5.88%, 05/01/2023	4,500	4,691
3.75%, 11/15/2020	5,000	5,242	7.50%, 02/15/2022	3,000	3,330
4.38%, 10/01/2021	5,000	5,354	7.50%, 11/06/2033	1,700	1,768
Louisville Gas & Electric Co			HealthSouth Corp
3.30%, 10/01/2025	3,000	3,104	5.75%, 11/01/2024	2,000	1,974
			5.75%, 09/15/2025(e)	1,000	970
Metropolitan Edison Co
3.50%, 03/15/2023(e)	9,000	8,984	7.75%, 09/15/2022	3,426	3,555
			Roche Holdings Inc
NiSource Finance Corp			0.94%, 09/30/2019(d),(e)	31,000	30,639
3.85%, 02/15/2023	2,000	2,074
6.13%, 03/01/2022	5,000	5,781	Vantage Oncology LLC / Vantage Oncology
			Finance Co
Oncor Electric Delivery Co LLC			9.50%, 06/15/2017(e)	22,000	18,315
2.95%, 04/01/2025	4,000	3,854
7.00%, 09/01/2022	17,000	20,633			$65,242
PacifiCorp			Insurance - 2.93%
5.25%, 06/15/2035	5,000	5,781	Berkshire Hathaway Finance Corp
6.25%, 10/15/2037	2,000	2,527	0.92%, 01/12/2018(d)	14,500	14,479
Solar Star Funding LLC
3.95%, 06/30/2035(e)	7,000	7,134	Berkshire Hathaway Inc
5.38%, 06/30/2035(e)	15,500	17,759	3.00%, 02/11/2023	5,000	5,128
			3.75%, 08/15/2021	5,000	5,402
Southwestern Electric Power Co			Fidelity National Financial Inc
3.55%, 02/15/2022	12,000	12,506	5.50%, 09/01/2022	5,000	5,435
Talen Energy Supply LLC			6.60%, 05/15/2017	12,000	12,576
4.60%, 12/15/2021	11,000	6,325	First American Financial Corp
6.50%, 05/01/2018	3,000	2,779	4.30%, 02/01/2023	20,000	20,277
TransAlta Corp			4.60%, 11/15/2024	5,000	5,166
4.50%, 11/15/2022	18,000	12,971	Prudential Financial Inc
6.65%, 05/15/2018	4,000	3,941	4.50%, 11/16/2021	2,000	2,201
Tucson Electric Power Co			5.38%, 06/21/2020	2,000	2,237
3.05%, 03/15/2025	2,000	1,947	7.38%, 06/15/2019	4,000	4,649
3.85%, 03/15/2023	14,000	14,304	8.88%, 06/15/2068(d)	12,000	13,485
5.15%, 11/15/2021	3,000	3,355			$91,035
		$176,317

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Internet - 0.06%			Oil & Gas (continued)
VeriSign Inc			Rowan Cos Inc
5.25%, 04/01/2025	$1,750	$1,731	4.88%, 06/01/2022	$8,000	$5,287
			5.00%, 09/01/2017	14,000	12,258
			Tesoro Corp
Iron & Steel - 1.07%			5.38%, 10/01/2022	8,750	8,433
Allegheny Technologies Inc
5.95%, 01/15/2021	17,000	10,710	W&T Offshore Inc
7.63%, 08/15/2023(d)	14,250	9,405	8.50%, 06/15/2019	25,250	6,691
ArcelorMittal			Whiting Petroleum Corp
6.50%, 03/01/2021(d)	16,000	13,000	5.75%, 03/15/2021	18,000	11,295
		$33,115			$122,607
			Oil & Gas Services - 1.67%
Leisure Products & Services - 0.17%
Royal Caribbean Cruises Ltd			Archrock Partners LP / Archrock Partners
7.25%, 03/15/2018	5,000	5,375	Finance Corp
			6.00%, 04/01/2021	24,000	17,880
			Schlumberger Holdings Corp
Lodging - 0.13%			3.63%, 12/21/2022(e)	6,500	6,360
Boyd Gaming Corp			4.00%, 12/21/2025(e)	9,500	9,251
6.88%, 05/15/2023	4,000	4,060	Weatherford International Ltd/Bermuda
			4.50%, 04/15/2022	12,750	8,383

Media- 2.10%			5.13%, 09/15/2020	14,000	9,975
21st Century Fox America Inc					$51,849
4.50%, 02/15/2021	5,000	5,426	Other Asset Backed Securities - 1.17%
6.40%, 12/15/2035	8,000	9,038	Drug Royalty II LP 2
Comcast Corp			3.48%, 07/15/2023(d),(e)	13,396	13,573
2.85%, 01/15/2023	10,000	10,212	PFS Financing Corp
3.13%, 07/15/2022	2,000	2,066	0.98%, 02/15/2018(d),(e)	14,000	13,997
5.15%, 03/01/2020	2,000	2,246	1.05%, 04/15/2020(d),(e)	9,000	8,852
Historic TW Inc					$36,422
9.15%, 02/01/2023	5,260	6,974
NBCUniversal Enterprise Inc			Packaging & Containers - 0.26%
1.31%, 04/15/2018(d),(e)	3,000	2,996	Sealed Air Corp
			5.50%, 09/15/2025(e)	2,000	2,040
Time Warner Cable Inc			6.88%, 07/15/2033(e)	6,000	6,158
4.00%, 09/01/2021	2,000	2,037
4.13%, 02/15/2021	2,000	2,060			$8,198
5.00%, 02/01/2020	2,000	2,127	Pharmaceuticals - 0.93%
6.55%, 05/01/2037	6,000	5,989	AbbVie Inc
6.75%, 06/15/2039	5,500	5,602	2.90%, 11/06/2022	13,750	13,511
7.30%, 07/01/2038	7,750	8,235	Actavis Funding SCS
		$65,008	3.45%, 03/15/2022	5,000	5,074
Miscellaneous Manufacturers - 0.44%			3.80%, 03/15/2025	10,000	10,146
General Electric Co					$28,731
1.51%, 03/15/2023(d)	13,000	12,823
			Pipelines - 2.35%
5.30%, 02/11/2021	573	653	Buckeye Partners LP
		$13,476	4.15%, 07/01/2023	10,000	8,359
Office & Business Equipment - 0.02%			4.35%, 10/15/2024	7,500	6,165
			Columbia Pipeline Group Inc
CDW LLC / CDW Finance Corp			4.50%, 06/01/2025(e)	11,000	9,922
5.50%, 12/01/2024	500	520
			El Paso Natural Gas Co LLC
			7.50%, 11/15/2026	9,500	9,513
Oil & Gas - 3.95%			Express Pipeline LLC
BG Energy Capital PLC			7.39%, 12/31/2019(e)	2,520	2,662
2.88%, 10/15/2016(e)	2,000	2,017	Southeast Supply Header LLC
4.00%, 10/15/2021(e)	11,500	11,820	4.25%, 06/15/2024(e)	14,000	12,769
BP Capital Markets PLC			Southern Natural Gas Co LLC
2.50%, 11/06/2022	3,000	2,790	8.00%, 03/01/2032	4,000	3,701
3.25%, 05/06/2022	4,000	3,927	Tennessee Gas Pipeline Co LLC
4.75%, 03/10/2019	14,000	15,034	8.38%, 06/15/2032	2,000	1,930
Helmerich & Payne International Drilling Co			TransCanada PipeLines Ltd
4.65%, 03/15/2025	7,000	6,675	1.28%, 06/30/2016(d)	5,000	4,989
Linn Energy LLC / Linn Energy Finance			6.10%, 06/01/2040	5,000	4,898
Corp			7.25%, 08/15/2038	7,000	7,918
6.50%, 05/15/2019	16,000	2,160			$72,826
Nabors Industries Inc
5.00%, 09/15/2020	14,000	11,234	REITS- 6.69%
5.10%, 09/15/2023	5,000	3,528	Alexandria Real Estate Equities Inc
Petro-Canada			3.90%, 06/15/2023	4,000	4,030
9.25%, 10/15/2021	8,500	10,256	4.30%, 01/15/2026	9,000	9,136
Phillips 66			4.60%, 04/01/2022	20,500	21,896
4.30%, 04/01/2022	9,000	9,202	BioMed Realty LP
			3.85%, 04/15/2016	6,000	6,032
			4.25%, 07/15/2022	8,000	8,929

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value(000	's)

REITS (continued)			Trucking & Leasing - 0.72%
BioMed Realty LP (continued)			Penske Truck Leasing Co Lp / PTL Finance
6.13%, 04/15/2020	$8,000	$9,293	Corp
CubeSmart LP			3.75%, 05/11/2017(e)	$22,000	$22,425
4.00%, 11/15/2025	5,000	5,037
4.38%, 12/15/2023	8,000	8,413	TOTAL BONDS		$1,909,553
4.80%, 07/15/2022	9,000	9,804	SENIOR FLOATING RATE INTERESTS -	Principal
Duke Realty LP			0.15%	Amount (000's)	Value(000	's)
3.88%, 10/15/2022	3,000	3,064
4.38%, 06/15/2022	4,000	4,190	Oil & Gas - 0.11%
HCP Inc			Drillships Financing Holding Inc, Term Loan
2.63%, 02/01/2020	5,000	4,975	B1
			6.00%, 03/31/2021(d)	$9,614	$2,920
3.75%, 02/01/2019	5,000	5,178
5.38%, 02/01/2021	3,000	3,304	Drillships Ocean Ventures Inc, Term Loan B
			5.50%, 07/16/2021(d)	1,478	574
Healthcare Realty Trust Inc
3.88%, 05/01/2025	5,000	4,951			$3,494
5.75%, 01/15/2021	4,000	4,463	Transportation - 0.04%
Hospitality Properties Trust			Trailer Bridge Inc, Term Loan
4.50%, 06/15/2023	5,000	4,976	10.00%, 04/02/2016(b),(c),(d)	1,095	1,095
4.65%, 03/15/2024	5,000	4,942
5.00%, 08/15/2022	14,000	14,458	TOTAL SENIOR FLOATING RATE INTERESTS		$4,589
Kimco Realty Corp			U.S. GOVERNMENT & GOVERNMENT	Principal
6.88%, 10/01/2019	12,000	13,769	AGENCY OBLIGATIONS - 34.46%	Amount (000's)	Value(000	's)
Omega Healthcare Investors Inc			Federal Home Loan Mortgage Corporation (FHLMC) -
5.25%, 01/15/2026	7,500	7,797	5.37%
Simon Property Group LP			3.00%, 10/01/2042	$12,678	$12,944
2.75%, 02/01/2023	7,000	6,951	3.00%, 10/01/2042	13,493	13,776
4.38%, 03/01/2021	3,000	3,288	3.00%, 11/01/2042	13,326	13,606
10.35%, 04/01/2019	9,000	11,076	3.50%, 10/01/2041	7,319	7,665
Ventas Realty LP / Ventas Capital Corp			3.50%, 04/01/2042	10,097	10,578
3.25%, 08/15/2022	8,000	7,885	3.50%, 04/01/2042	9,104	9,532
4.00%, 04/30/2019	3,000	3,147	3.50%, 04/01/2045	15,650	16,440
Welltower Inc			4.00%, 04/01/2039	5,895	6,394
3.75%, 03/15/2023	3,000	2,975	4.00%, 02/01/2045	13,990	14,948
4.50%, 01/15/2024	5,000	5,187	4.50%, 08/01/2033	1,579	1,720
4.95%, 01/15/2021	3,000	3,260	4.50%, 08/01/2033	1,462	1,593
6.13%, 04/15/2020	2,000	2,263	4.50%, 08/01/2033	685	746
6.20%, 06/01/2016	3,000	3,048	4.50%, 05/01/2039	3,829	4,162
		$207,717	4.50%, 06/01/2039	3,326	3,672
Savings & Loans - 0.23%			4.50%, 07/01/2039	8,524	9,379
First Niagara Financial Group Inc			4.50%, 12/01/2040	8,735	9,510
7.25%, 12/15/2021	6,000	7,151	4.50%, 10/01/2041	11,455	12,480
			5.00%, 08/01/2035	1,425	1,597
			5.00%, 11/01/2035	1,402	1,548
Software - 1.36%			5.00%, 10/01/2038	2,071	2,225
Oracle Corp			5.00%, 08/01/2039	5,392	5,965
2.50%, 05/15/2022	24,000	23,732	5.50%, 11/01/2017	204	211
2.95%, 05/15/2025	19,000	18,593	5.50%, 01/01/2018	47	47
		$42,325	5.50%, 05/01/2031	282	314
Storage & Warehousing - 0.09%			5.50%, 06/01/2035	661	736
Mobile Mini Inc			5.50%, 01/01/2036	1,563	1,768
7.88%, 12/01/2020	2,750	2,805	5.50%, 04/01/2036	1,577	1,786
			6.00%, 03/01/2031	52	59
			6.00%, 05/01/2032	142	160
Telecommunications - 0.74%			6.00%, 06/01/2038	612	695
Qwest Corp			6.50%, 01/01/2029	64	73
6.75%, 12/01/2021	19,000	19,808	6.50%, 05/01/2029	123	140
Sprint Corp			6.50%, 06/01/2029	108	123
7.88%, 09/15/2023	4,500	3,206	6.50%, 06/01/2029	55	64
		$23,014	6.50%, 08/01/2029	70	80
Transportation - 0.65%			7.00%, 01/01/2032	24	25
Navios Maritime Holdings Inc / Navios					$166,761
Maritime Finance II US Inc			Federal National Mortgage Association (FNMA) - 15.24%
7.38%, 01/15/2022(e)	14,000	5,040	3.00%, 03/01/2042	10,494	10,728
Trailer Bridge Inc			3.00%, 03/01/2042	10,234	10,463
0.00%, 11/15/2016(a),(b),(c)	12,000	—	3.00%, 05/01/2042	11,942	12,212
16.75%, PIK 4.06%, 03/31/2017(b),(c),(d),(g)	16,268	15,065	3.00%, 06/01/2042	10,964	11,212
		$20,105	3.00%, 06/01/2042	10,946	11,193
			3.50%, 12/01/2040	7,910	8,302
			3.50%, 01/01/2041	6,324	6,638
			3.50%, 01/01/2041	6,589	6,916
			3.50%, 12/01/2041	5,707	5,989

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
3.50%, 01/01/2042	$8,693	$9,151	2.88%, 05/15/2043	$15,000	$15,403
3.50%, 03/01/2042	9,509	9,980	3.00%, 11/15/2044	15,000	15,730
3.50%, 04/01/2042	12,172	12,768	3.13%, 05/15/2021	15,000	16,295
3.50%, 02/01/2043	15,106	15,904	3.13%, 08/15/2044	15,000	16,138
3.50%, 06/01/2043	14,848	15,634	3.38%, 05/15/2044	15,000	16,923
3.50%, 03/01/2045	15,055	15,850	3.50%, 02/15/2039	15,000	17,401
4.00%, 03/01/2039	4,332	4,630	3.63%, 02/15/2020	15,000	16,419
4.00%, 08/01/2040	4,218	4,520	3.63%, 02/15/2044	15,000	17,734
4.00%, 09/01/2040	8,237	8,887	3.75%, 11/15/2043	10,000	12,109
4.00%, 11/01/2040	3,384	3,626	4.38%, 02/15/2038	15,000	19,778
4.00%, 11/01/2040	5,051	5,420			$429,015
4.00%, 10/01/2041	5,183	5,554	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 10/01/2041	7,013	7,515	OBLIGATIONS		$1,069,221
4.00%, 11/01/2041	14,723	15,777	Total Investments		$3,081,510
4.00%, 04/01/2042	9,873	10,581	Other Assets in Excess of Liabilities, Net - 0.69%		$21,471
4.00%, 08/01/2043	13,692	14,731	TOTAL NET ASSETS - 100.00%		$3,102,981
4.00%, 08/01/2043	16,099	17,365
4.00%, 11/01/2043	15,635	16,928
4.00%, 11/01/2043	13,846	14,891	(a) Non-Income Producing Security
4.00%, 01/01/2044	14,619	15,723	(b)	Fair value of these investments is determined in good faith by the Manager
4.00%, 02/01/2044	15,532	16,759	under procedures established and periodically reviewed by the Board of
4.00%, 07/01/2044	15,073	16,118	Directors. At the end of the period, the fair value of these securities totaled
4.00%, 09/01/2044	13,966	14,934	$16,163 or 0.52% of net assets.
4.50%, 06/01/2039	1,921	2,091	(c)	Security is Illiquid. At the end of the period, the value of these securities
4.50%, 08/01/2039	3,044	3,358	totaled $16,163 or 0.52% of net assets.
4.50%, 05/01/2040	4,108	4,488	(d)	Variable Rate. Rate shown is in effect at January 31, 2016.
4.50%, 08/01/2040	14,272	15,557	(e)	Security exempt from registration under Rule 144A of the Securities Act of
4.50%, 10/01/2040	9,887	10,778	1933. These securities may be resold in transactions exempt from
4.50%, 12/01/2040	10,519	11,519	registration, normally to qualified institutional buyers. At the end of the
4.50%, 08/01/2041	13,202	14,390	period, the value of these securities totaled $376,801 or 12.14% of net
4.50%, 10/01/2043	11,698	12,715	assets.
4.50%, 05/01/2044	19,111	20,894	(f)	Perpetual security. Perpetual securities pay an indefinite stream of
5.00%, 01/01/2018	166	172	interest, but they may be called by the issuer at an earlier date.
5.00%, 10/01/2032	169	187	(g)	Payment in kind; the issuer has the option of paying additional securities
5.00%, 08/01/2035	2,808	3,107	in lieu of cash.
5.00%, 04/01/2039	1,378	1,541
5.00%, 12/01/2039	1,915	2,119
5.00%, 04/01/2040	4,279	4,787
5.00%, 06/01/2040	3,802	4,257	Portfolio Summary (unaudited)
5.50%, 03/01/2033	235	263	Sector		Percent
5.50%, 02/01/2035	2,847	3,214	Mortgage Securities		20.63%
6.00%, 04/01/2032	118	134	Financial		19.91%
6.50%, 09/01/2028	50	57	Government		13.83%
6.50%, 11/01/2028	27	31	Energy		8.08%
6.50%, 05/01/2031	26	29	Consumer, Non-cyclical		7.83%
6.50%, 05/01/2032	212	250	Utilities		5.68%
7.00%, 01/01/2030	4	5	Asset Backed Securities		5.46%
		$472,842	Industrial		4.36%
Government National Mortgage Association (GNMA) -			Exchange Traded Funds		3.16%
0.02%			Communications		2.90%
6.00%, 05/20/2032(d)	423	490	Basic Materials		2.89%
7.00%, 06/20/2031	92	113	Consumer, Cyclical		2.79%
		$603	Technology		1.79%
			Other Assets in Excess of Liabilities, Net		0.69%
U.S. Treasury - 13.83%			TOTAL NET ASSETS		100.00%
0.63%, 12/15/2016	15,000	14,999
0.75%, 10/31/2017	15,000	14,992
0.88%, 02/28/2017	15,000	15,031
1.25%, 10/31/2019	15,000	15,055
1.38%, 11/30/2018	15,000	15,173
1.63%, 04/30/2019	15,000	15,274
1.63%, 07/31/2019	15,000	15,267
1.63%, 06/30/2020	15,000	15,224
1.63%, 11/15/2022	15,000	14,980
1.75%, 05/31/2016	15,000	15,064
1.75%, 05/15/2022	15,000	15,151
1.75%, 05/15/2023	15,000	15,042
2.00%, 11/15/2021	15,000	15,408
2.25%, 11/15/2024	5,000	5,150
2.38%, 05/31/2018	15,000	15,520
2.50%, 05/15/2024	15,000	15,779
2.63%, 11/15/2020	15,000	15,877
2.75%, 11/15/2023	15,000	16,099

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 2.43%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 2.43%
BlackRock Liquidity Funds FedFund Portfolio	40,060,965	$40,061	Other Asset Backed Securities (continued)
			Countrywide Asset-Backed Certificates
TOTAL INVESTMENT COMPANIES		$40,061	1.55%, 12/25/2032(a)		$42	$38
	Principal		Fannie Mae Grantor Trust 2004-T9
BONDS- 4.63%	Amount (000's) Value (000's)		0.65%, 04/25/2035(a)		4	5
			Fannie Mae REMIC Trust 2003-W16
Commercial Mortgage Backed Securities - 0.02%			0.73%, 11/25/2033(a)		1	1
CD 2007-CD4 Commercial Mortgage Trust			Long Beach Mortgage Loan Trust 2004-2
0.56%, 12/11/2049(a),(b)	$3,888	$14	1.22%, 06/25/2034(a)		93	90
Commercial Mortgage Trust 2007-GG9						$290
0.43%, 03/10/2039(a),(b)	32,379	74
G-FORCE 2005-RR2 LLC			Sovereign - 4.33%
0.73%, 12/25/2039(a),(b),(c)	125	118	Bundesrepublik Deutschland Bundesobligation
Ginnie Mae			Inflation Linked Bond
0.76%, 03/16/2047(a)	581	13	0.75%, 04/15/2018	EUR	3,751	4,175
ML-CFC Commercial Mortgage Trust 2006-			Deutsche Bundesrepublik Inflation Linked
3			Bond
0.93%, 07/12/2046(a),(b)	11,858	30	0.10%, 04/15/2023		19,591	22,531
		$249	1.50%, 04/15/2016		17	19
			Italy Buoni Poliennali Del Tesoro
Home Equity Asset Backed Securities - 0.00%			1.25%, 09/15/2032(b)		7,162	7,964
New Century Home Equity Loan Trust 2005-			2.10%, 09/15/2016		43	47
1			2.35%, 09/15/2024(b)		1,427	1,777
1.01%, 03/25/2035(a)	55	55	2.55%, 09/15/2041		1,662	2,255
Option One Mortgage Loan Trust 2005-1			2.60%, 09/15/2023		1,073	1,357
1.93%, 02/25/2035(a)	23	3	Japanese Government CPI Linked Bond
		$58	0.10%, 09/10/2024	JPY	2,127,700	18,366
Mortgage Backed Securities - 0.26%			New Zealand Government Bond
			3.08%, 09/20/2030(a)	NZD	17,940	13,097
Alternative Loan Trust 2007-OA7
0.64%, 05/25/2047(a)	1,056	549				$71,588
Bear Stearns ALT-A Trust 2007-2			TOTAL BONDS			$76,452
0.60%, 04/25/2037(a)	494	361	U.S. GOVERNMENT & GOVERNMENT	Principal
Chase Mortgage Finance Trust Series 2007-			AGENCY OBLIGATIONS - 93.74%	Amount (000's) Value (000's)
A2			U.S. Treasury - 0.92%
2.70%, 07/25/2037(a)	107	107
			1.63%, 07/31/2019		$15,000	$15,267
Fannie Mae REMIC Trust 2004-W5
0.88%, 02/25/2047(a)	35	35
Fannie Mae REMIC Trust 2005-W2			U.S. Treasury Inflation-Indexed Obligations - 92.82%
0.63%, 05/25/2035(a)	23	23	0.13%, 04/15/2016		23,868	23,761
Freddie Mac REMICS			0.13%, 04/15/2017		57,948	57,989
0.83%, 09/15/2033(a)	24	24	0.13%, 04/15/2018		92,369	92,809
0.88%, 06/15/2023(a)	2	2	0.13%, 04/15/2019		95,331	95,834
HomeBanc Mortgage Trust 2005-5			0.13%, 04/15/2020		84,772	84,980
0.77%, 01/25/2036(a)	460	401	0.13%, 01/15/2022		55,563	54,906
Impac CMB Trust Series 2004-5			0.13%, 07/15/2022		17,204	17,018
2.75%, 10/25/2034(a)	29	22	0.13%, 01/15/2023		62,887	61,474
Impac CMB Trust Series 2004-6			0.13%, 07/15/2024		90,843	88,097
1.41%, 10/25/2034(a)	18	17	0.25%, 01/15/2025		152,920	148,939
Impac CMB Trust Series 2005-1			0.38%, 07/15/2023		20,764	20,705
1.05%, 04/25/2035(a)	134	111	0.38%, 07/15/2025		34,868	34,456
Impac CMB Trust Series 2005-5			0.63%, 07/15/2021		10,763	11,041
1.19%, 08/25/2035(a)	28	18	0.63%, 01/15/2024		91,869	92,637
Impac CMB Trust Series 2007-A			0.63%, 01/15/2026		8,700	8,787
0.68%, 05/25/2037(a),(b)	594	541	0.63%, 02/15/2043		27,996	24,496
JP Morgan Alternative Loan Trust 2007-A1			0.75%, 02/15/2042		27,573	24,966
0.58%, 03/25/2037(a)	623	587	0.75%, 02/15/2045(d)		61,612	55,386
Merrill Lynch Alternative Note Asset Trust			1.13%, 01/15/2021		87,062	91,269
Series 2007-A3			1.25%, 07/15/2020		17,657	18,644
0.64%, 04/25/2037(a)	2,571	1,396	1.38%, 07/15/2018		6,994	7,292
WaMu Mortgage Pass-Through Certificates			1.38%, 01/15/2020		26,060	27,457
Series 2005-AR2 Trust			1.38%, 02/15/2044(d)		53,828	56,394
0.80%, 01/25/2045(a)	75	68	1.75%, 01/15/2028		27,535	30,685
WaMu Mortgage Pass-Through Certificates			2.00%, 01/15/2026		19,742	22,424
Series 2006-AR9 Trust			2.13%, 02/15/2040		18,491	22,315
0.65%, 08/25/2046(a)	47	5	2.13%, 02/15/2041		14,223	17,261
		$4,267	2.38%, 01/15/2025		61,270	70,960
			2.38%, 01/15/2027		20,955	24,728
Other Asset Backed Securities - 0.02%			2.50%, 07/15/2016		19,663	19,943
Argent Securities Trust 2006-W3			2.50%, 01/15/2029		37,916	45,759
0.55%, 04/25/2036(a)	31	11	3.38%, 04/15/2032		2,648	3,659
Asset-Backed Pass-Through Certificates			3.63%, 04/15/2028		27,183	36,172
Series 2004-R2
1.04%, 04/25/2034(a)	147	145

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029(d)	$28,701		$39,682
			$1,532,925
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$1,548,192
TOTAL PURCHASED OPTIONS - 0.34%			$5,599
TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$17
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.20%			$3,333
Total Investments			$1,673,654
Liabilities in Excess of Other Assets, Net - (1.34)%			$(22,152)
TOTAL NET ASSETS - 100.00%			$1,651,502

(a)	Variable Rate. Rate shown is in effect at January 31, 2016.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
	1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. At the end of the
	period, the value of these securities totaled $10,518 or 0.64% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager
	under procedures established and periodically reviewed by the Board of
	Directors. At the end of the period, the fair value of these securities totaled
$118 or 0.01% of net assets.
(d)	Security or a portion of the security was pledged to cover margin
	requirements for swap and/or swaption contracts. At the end of the period,
	the value of these securities totaled $2,258 or 0.14% of net assets.

	Portfolio Summary (unaudited)
Sector			Percent
Government			98.07%
Exchange Traded Funds			2.43%
Purchased Options			0.34%
Mortgage Securities			0.28%
Purchased Interest Rate Swaptions			0.20%
Asset Backed Securities			0.02%
Purchased Capped Options			0.00%
Liabilities in Excess of Other Assets, Net			(1.34)%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	02/18/2016	GBP	2,883,668	$4,086	$4,109	$23	$—
Barclays Bank PLC	02/16/2016	EUR	930,000	1,001	1,008	7	—
Barclays Bank PLC	02/16/2016	GBP	2,623,811	3,887	3,738	—	(149)
Citigroup Inc	02/03/2016	MXN	139,365,000	8,006	7,683	—	(323)
Citigroup Inc	02/16/2016	EUR	7,480,000	8,181	8,105	—	(76)
Citigroup Inc	04/25/2016	EUR	3,960,000	4,319	4,299	—	(20)
Deutsche Bank AG	02/09/2016	GBP	5,650,000	8,130	8,051	—	(79)
Deutsche Bank AG	02/16/2016	GBP	5,582,475	8,192	7,954	—	(238)
Deutsche Bank AG	02/18/2016	EUR	2,489,373	2,689	2,698	9	—
Deutsche Bank AG	03/15/2016	CAD	11,825,472	8,160	8,443	283	—
Deutsche Bank AG	03/22/2016	JPY	594,169,627	4,985	4,915	—	(70)
Deutsche Bank AG	03/22/2016	SEK	103,929,140	12,675	12,131	—	(544)
Deutsche Bank AG	04/25/2016	EUR	3,530,000	3,851	3,832	—	(19)
Goldman Sachs & Co	02/18/2016	EUR	1,881,859	2,032	2,039	7	—
Goldman Sachs & Co	03/22/2016	CHF	3,285,000	3,330	3,214	—	(116)
HSBC Securities Inc	02/03/2016	EUR	2,500,000	2,715	2,708	—	(7)
HSBC Securities Inc	02/09/2016	GBP	2,810,000	4,165	4,004	—	(161)
HSBC Securities Inc	02/18/2016	EUR	3,153,767	3,407	3,418	11	—
JP Morgan Chase	03/22/2016	CHF	12,164,703	12,666	11,903	—	(763)
JP Morgan Chase	04/06/2016	NZD	6,200,000	4,050	3,998	—	(52)
Morgan Stanley & Co	02/03/2016	EUR	500,000	542	542	—	—
Morgan Stanley & Co	02/09/2016	GBP	2,600,000	3,854	3,705	—	(149)
Morgan Stanley & Co	02/16/2016	EUR	3,090,000	3,325	3,348	23	—
Morgan Stanley & Co	02/16/2016	GBP	5,678,147	8,430	8,090	—	(340)
Morgan Stanley & Co	03/22/2016	JPY	1,220,931,802	10,449	10,099	—	(350)
Morgan Stanley & Co	05/16/2016	JPY	489,098,000	4,079	4,052	—	(27)
State Street Financial	02/03/2016	EUR	12,750,000	13,964	13,812	—	(152)
Total						$363	$(3,635)

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2016 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	02/03/2016	GBP	300,000	$427	$427	$—	$—
Bank of America NA	02/03/2016	JPY	1,274,513,500	10,707	10,528	179	—
Bank of America NA	02/18/2016	EUR	3,750,000	4,086	4,064	22	—
Bank of New York Mellon	02/03/2016	EUR	274,000	295	297	—	(2)
Barclays Bank PLC	02/16/2016	EUR	3,542,674	3,888	3,839	49	—
Barclays Bank PLC	02/16/2016	GBP	680,901	1,001	970	31	—
Barclays Bank PLC	03/04/2016	JPY	1,319,076,500	11,099	10,903	196	—
Barclays Bank PLC	03/22/2016	JPY	592,180,612	4,985	4,898	87	—
Citigroup Inc	02/03/2016	EUR	50,000	54	54	—	—
Citigroup Inc	02/16/2016	GBP	5,474,814	8,181	7,801	380	—
Citigroup Inc	04/06/2016	NZD	6,200,000	4,041	3,998	43	—
Commonwealth Bank of Australia	03/03/2016	EUR	100,000	108	108	—	—
Deutsche Bank AG	02/03/2016	MXN	108,796,200	6,000	5,998	2	—
Deutsche Bank AG	02/09/2016	GBP	5,650,000	8,142	8,050	92	—
Deutsche Bank AG	02/16/2016	EUR	7,520,000	8,191	8,149	48	(6)
Deutsche Bank AG	02/18/2016	GBP	1,885,768	2,689	2,687	2	—
Deutsche Bank AG	02/23/2016	GBP	2,855,000	4,074	4,068	6	—
Deutsche Bank AG	03/22/2016	CHF	12,164,703	12,675	11,903	772	—
Deutsche Bank AG	04/25/2016	EUR	3,451,992	3,735	3,748	—	(13)
Goldman Sachs & Co	02/18/2016	GBP	1,425,362	2,033	2,031	2	—
Goldman Sachs & Co	03/03/2016	NZD	18,630,000	12,089	12,037	52	—
Goldman Sachs & Co	03/22/2016	SEK	28,080,241	3,330	3,278	52	—
Goldman Sachs & Co	04/25/2016	EUR	4,038,008	4,368	4,384	—	(16)
HSBC Securities Inc	02/03/2016	EUR	100,000	108	108	—	—
HSBC Securities Inc	02/18/2016	GBP	2,386,771	3,407	3,401	6	—
HSBC Securities Inc	03/15/2016	CAD	11,824,884	8,160	8,442	—	(282)
JP Morgan Chase	02/03/2016	JPY	54,000,000	463	446	17	—
JP Morgan Chase	03/22/2016	SEK	103,938,872	12,666	12,132	534	—
Morgan Stanley & Co	02/03/2016	EUR	52,633,000	57,167	57,018	151	(2)
Morgan Stanley & Co	02/03/2016	JPY	25,000,000	211	206	5	—
Morgan Stanley & Co	02/03/2016	MXN	39,206,914	2,159	2,161	—	(2)
Morgan Stanley & Co	02/09/2016	GBP	2,805,000	4,072	3,997	75	—
Morgan Stanley & Co	02/16/2016	EUR	7,677,326	8,431	8,319	112	—
Morgan Stanley & Co	02/16/2016	GBP	2,260,088	3,325	3,220	105	—
Morgan Stanley & Co	03/03/2016	EUR	150,000	163	163	—	—
Morgan Stanley & Co	05/16/2016	GBP	2,740,000	4,080	3,905	175	—
State Street Financial	02/03/2016	JPY	6,000,000	51	50	1	—
State Street Financial	02/03/2016	MXN	9,739,000	528	537	—	(9)
State Street Financial	02/03/2016	NZD	20,946,000	14,110	13,563	547	—
UBS AG	02/03/2016	GBP	149,000	219	212	7	—
UBS AG	02/03/2016	JPY	1,299,513,500	10,913	10,734	179	—
UBS AG	03/03/2016	EUR	37,231,000	40,684	40,356	328	—
UBS AG	03/03/2016	GBP	32,000	46	46	—	—
UBS AG	03/04/2016	JPY	1,319,076,500	10,898	10,903	—	(5)
Total						$4,257	$(337)

Amounts in thousands except contracts

Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; March 2016		Short	1	$248		$248	$—
90 Day Eurodollar; March 2017		Long	1	248		248	—
Euro Bund 10 Year Bund; March 2016		Short	112	19,209		19,819	(610)
Euro-Bobl 5 Year; March 2016		Short	7	992		1,004	(12)
Euro-BTP; March 2016		Short	178	26,549		26,984	(435)
Japan 10 Year Bond TSE; March 2016		Short	39	47,895		48,457	(562)
US 10 Year Note; March 2016		Long	41	5,290		5,313	23
US 2 Year Note; March 2016		Long	49	10,664		10,713	49
US 5 Year Note; March 2016		Long	678	81,375		81,815	440
US Long Bond; March 2016		Short	113	17,974		18,197	(223)
US Ultra Bond; March 2016		Short	106	16,692		17,616	(924)
Total							$(2,254)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2016 (unaudited)

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized					Fair Value
Counterparty (Issuer) Floating Rate Index		Rate	Rate	Date	Amount		Paid/(Received)		Appreciation/(Depreciation)				Asset	Liability
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016		$20,405	$—			$(248)		$	— $	(248)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018		20,405	—			(83)			—	(83)
	Consumers
	NAS(CPURNSA)
Deutsche Bank AG	Eurostat Eurozone	Receive	0.74%	01/18/2021	EUR	12,834	—			24			24	—
	HICP ex Tobacco NSA
	(CPTFEMU)
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026		12,834	—			48			48	—
	HICP ex Tobacco NSA
	(CPTFEMU)
Deutsche Bank AG	Eurostat Eurozone	Pay	1.18%	01/18/2026		12,834	—			48			48	—
	HICP ex Tobacco NSA
	(CPTFEMU)
Deutsche Bank AG	Eurostat Eurozone	Receive	0.76%	01/18/2021		12,834	—			14			14	—
	HICP ex Tobacco NSA
	(CPTFEMU)
Total							$—			$(197)			$134	$(331)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)			Appreciation/(Depreciation)				Fair Value
	3 Month LIBOR	Receive	2.20%	08/09/2020		$21,200	$—			$(921)				$(921)
	3 Month LIBOR	Pay	2.26%	03/09/2025		12,200	—			522				522
	3 Month LIBOR	Receive	2.16%	09/25/2025		6,300	—			(205)				(205)
	3 Month LIBOR	Receive	2.56%	05/15/2041		9,060	—			(475)				(475)
	3 Month LIBOR	Receive	2.60%	05/15/2041		8,596	—			(516)				(516)
	3 Month LIBOR	Pay	2.66%	05/15/2041		4,330	—			310				310
	3 Month LIBOR	Receive	1.51%	01/14/2021		26,890	1			(272)				(271)
	3 Month LIBOR	Receive	2.15%	01/21/2026		44,765	1			(1,347)			(1,346)
	3 Month LIBOR	Receive	2.10%	01/21/2026		44,765	1			(1,137)			(1,136)
	3 Month LIBOR	Pay	1.87%	01/22/2026		86,150	2			321				323
Total							$5			$(3,720)			$(3,715)

Amounts in thousands
Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating	Rate Floating		Exercise	Expiration	Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate		Rate	Date	Amount	Paid/(Received)		Value			Appreciation/(Depreciation)
Call - 30 Year Interest	Deutsche Bank AG	3 Month	Pay	2.68% 01/13/2021			$11,800	$1,433		$1,775	$			342
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00% 11/22/2017			6,900	313		64				(249)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.95% 06/02/2016			9,718	181		50				(131)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	3.25% 03/17/2016			28,140	503		—				(503)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021			11,800	1,578		1,444				(134)
Rate Swap		LIBOR
Total								$4,008		$3,333	$			(675)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate	Floating		Exercise	Expiration	Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate		Rate	Date	Amount	Paid/(Received)		Value			Appreciation/(Depreciation)
Call - 10 Year Interest	Barclays Bank PLC	3 Month	Receive	2.10% 03/07/2017 $			17,600	$(391	) $	(625	) $			(234)
Rate Swap		LIBOR
Call - 10 Year Interest	Barclays Bank PLC	3 Month	Receive	3.10% 03/17/2017			8,800	(223)		(314)				(91)
Rate Swap		LIBOR
Call - 10 Year Interest	Barclays Bank PLC	3 Month	Receive	2.10% 03/07/2017			8,800	(168)		(313)				(145)
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10% 03/07/2017			17,600	(496)		(90)				406
Rate Swap		LIBOR

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2016 (unaudited)

Interest Rate Swaptions (continued)

Pay/
Receive	Upfront
Written Swaptions	Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10% 03/07/2017	8,800	$(258)	$(44	) $	214
Rate Swap	LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay	3.10% 03/17/2017	8,800	(222)	(48)	174
Rate Swap	LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Pay	2.10% 01/13/2017	74,700	(697)	(458)	239
Rate Swap	LIBOR
Total	$(2,455)	$ (1,892) $	563

Amounts in thousands
Options

Upfront Premiums	Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - CHF versus SEK	CHF	9.10	03/21/2016	17,370,000	$	33	$	7	$(26)
Call - EUR versus GBP	EUR	0.74	02/17/2016	14,930,000	128	462	334
Call - EUR versus USD	EUR	1.09	02/08/2016	30,070,000	85	75	(10)
Call - NZD versus USD	NZD	0.70	04/05/2016	23,990,000	43	37	(6)
Call - US 10 Year Future; March 2016	$126.50	02/22/2016	509	512	1,583	1,071
Call - US 10 Year Future; March 2016	$130.00	02/22/2016	498	203	241	38
Call - USD versus CAD	$1.47	03/22/2016	16,335,000	235	58	(177)
Call - USD versus JPY	$120.00	03/18/2016	48,805,000	397	904	507
Call - USD versus JPY	$121.75	03/18/2016	16,360,000	164	177	13
Call - USD versus MXN	$18.00	02/29/2016	8,165,000	379	168	(211)
Call - USD versus SEK	$8.75	03/04/2016	16,490,000	89	77	(12)
Put - CHF versus NOK	CHF	7.72	08/02/2016	32,280,000	397	156	(241)
Put - CHF versus SEK	CHF	8.26	03/21/2016	17,370,000	279	110	(169)
Put - EUR versus GBP	EUR	0.72	02/17/2016	14,930,000	113	1	(112)
Put - EUR versus GBP	EUR	0.77	02/17/2016	14,930,000	52	74	22
Put - EUR versus MXN	EUR	18.50	04/11/2016	15,235,000	123	103	(20)
Put - EUR versus USD	EUR	1.08	02/08/2016	30,070,000	85	82	(3)
Put - EUR versus USD	EUR	1.07	04/04/2016	14,985,000	175	175	—
Put - GBP versus USD	GBP	1.40	02/22/2016	21,385,000	133	90	(43)
Put - JPN 10 Year Bond Future; March 2016	JPY	148.50	03/01/2016	40	57	33	(24)
Put - NZD versus USD	NZD	0.63	04/05/2016	23,990,000	278	213	(65)
Put - NZD versus USD	NZD	0.65	04/05/2016	23,990,000	275	447	172
Put - US 10 Year Future; March 2016	$126.50	02/22/2016	509	382	15	(367)
Put - USD versus JPY	$117.00	03/18/2016	16,360,000	196	71	(125)
Put - USD versus JPY	$119.25	03/18/2016	16,360,000	174	140	(34)
Put - USD versus MXN	$16.15	02/29/2016	16,325,000	118	1	(117)
Put - USD versus SEK	$8.46	03/04/2016	16,490,000	113	99	(14)
Total	$	5,218	$	5,599	$381

Upfront Premiums	Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - CHF versus SEK	CHF	9.10	03/21/2016	17,370,000	$	(183)	$	(8)	$175
Call - EUR versus MXN	EUR	21.50	04/11/2016	15,235,000	(103)	(125)	(22)
Call - NZD versus USD	NZD	0.68	04/05/2016	23,990,000	(89)	(80)	9
Call - NZD versus USD	NZD	0.70	04/05/2016	23,990,000	(174)	(37)	137
Call - USD versus JPY	$123.00	03/18/2016	48,805,000	(138)	(338)	(200)
Call - USD versus MXN	$18.00	02/29/2016	16,325,000	(122)	(335)	(213)
Put - EUR versus GBP	EUR	0.74	02/17/2016	14,930,000	(358)	(462)	(104)
Put - NZD versus USD	NZD	0.65	04/05/2016	23,990,000	(522)	(447)	75
Put - USD versus CAD	$1.42	03/22/2016	16,335,000	(150)	(394)	(244)
Put - USD versus JPY	$115.00	03/18/2016	16,270,000	(109)	(39)	70
Put - USD versus JPY	$119.25	03/18/2016	16,360,000	(338)	(140)	198
Total	$	(2,286)	$(2,405)	$(119)

Amounts in thousands except contracts
Purchased Capped Options

Upfront
Counterparty	Strike	Expiration	Notional	Premiums	Unrealized
Description	(Issuer)	Index	Exercise Index	Date	Amount	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Cap - US CPI Urban	Deutsche Bank AG	$2.00	Max	(0, USCPIU-	11/07/2016	$50,685	$46	$12	$(34)
Consumers NAS	2%)
Cap - US CPI Urban	Deutsche Bank AG	$2.00	Max	(0, USCPIU-	11/11/2016	20,315	22	5	(17)
Consumers NAS	2%)
Total	$	68	$17	$(51)

Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 96.43%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.18%			Electric - 2.53%
Multiplus SA	251,900	$1,996	China Power International Development Ltd	7,621,000	$3,404
			Huadian Power International Corp Ltd	8,241,631	4,927
			Korea Electric Power Corp	433,501	19,030
Agriculture - 1.28%					$27,361
KT&G Corp	159,363	13,802
			Electronics - 2.14%
			AAC Technologies Holdings Inc	606,000	3,883
Airlines - 0.54%			Elite Material Co Ltd	2,692,000	4,681
Air China Ltd	386,000	251
China Eastern Airlines Corp Ltd (a)	11,344,000	5,539	Hon Hai Precision Industry Co Ltd	6,199,918	14,586
		$5,790			$23,150
			Engineering & Construction - 2.22%
Apparel - 0.32%			Grupo Aeroportuario del Pacifico SAB de CV	1,178,500	9,925
Pou Chen Corp	2,758,000	3,452	Grupo Aeroportuario del Sureste SAB de CV	495,231	6,777
			Promotora y Operadora de Infraestructura	630,108	7,242
Automobile Manufacturers - 4.27%			SAB de CV
Ashok Leyland Ltd	8,197,932	10,896			$23,944
Dongfeng Motor Group Co Ltd	6,558,000	7,807
Ford Otomotiv Sanayi AS	188,921	2,069	Food - 2.65%
Kia Motors Corp	325,081	12,343	Gruma SAB de CV	965,700	14,556
Maruti Suzuki India Ltd	214,313	12,989	Uni-President Enterprises Corp	8,413,040	14,069
		$46,104			$28,625

Automobile Parts & Equipment - 2.11%			Forest Products & Paper - 1.35%
Ceat Ltd	276,094	3,850	Fibria Celulose SA	414,275	4,563
Hankook Tire Co Ltd	135,310	5,277	Mondi PLC	246,304	4,016
			Sappi Ltd (a)	1,307,358	5,955
Hiroca Holdings Ltd	1,655,000	6,226
Hota Industrial Manufacturing Co Ltd	1,762,000	7,406			$14,534
		$22,759	Holding Companies - Diversified - 0.87%
Banks - 12.44%			KOC Holding AS	1,162,638	4,666
Abu Dhabi Commercial Bank PJSC	3,274,061	5,420	Siam Cement PCL/The	387,550	4,690
Banco de Chile	58,658,471	6,041			$9,356
Bangkok Bank PCL	740,688	3,203	Home Furnishings - 1.54%
Bank Negara Indonesia Persero Tbk PT	12,867,300	4,640	Steinhoff International Holdings NV	3,468,221	16,659
Barclays Africa Group Ltd	827,319	7,546
China Construction Bank Corp	50,629,722	30,909
Erste Group Bank AG (a)	349,988	10,110	Insurance - 3.42%
Grupo Financiero Banorte SAB de CV	2,078,815	10,831	AIA Group Ltd	2,371,600	13,185
			China Taiping Insurance Holdings Co Ltd (a)	3,037,600	6,412
HDFC Bank Ltd ADR	216,772	13,078
Industrial & Commercial Bank of China Ltd	13,469,000	7,010	Dongbu Insurance Co Ltd	127,017	7,214
Industrial Bank of Korea	935,875	9,055	PICC Property & Casualty Co Ltd	5,946,460	10,172
Investec PLC	766,962	4,879			$36,983
Malayan Banking Bhd	825,300	1,709	Internet - 7.34%
OTP Bank PLC	462,927	9,848	Alibaba Group Holding Ltd ADR(a)	236,175	15,831
Turkiye Halk Bankasi AS	1,459,489	5,052	Baidu Inc ADR(a)	67,327	10,993
Yes Bank Ltd	460,463	5,101	JD.com Inc ADR(a)	217,754	5,668
		$134,432	Tencent Holdings Ltd	2,492,300	46,822
Beverages - 2.04%					$79,314
Ambev SA	3,689,400	17,212	Leisure Products & Services - 0.51%
Arca Continental SAB de CV	802,500	4,821	Bajaj Auto Ltd	160,444	5,563
Arca Continental SAB de CV - Rights (a),(b),(c)	802,500	—
		$22,033
			Media - 2.49%
Chemicals - 1.65%			Dish TV India Ltd (a)	1,940,478	2,627
LG Chem Ltd	49,442	12,372	Naspers Ltd	192,292	24,300
Lotte Chemical Corp	23,546	5,476			$26,927
		$17,848
			Metal Fabrication & Hardware - 0.44%
Commercial Services - 0.81%			Hyosung Corp	52,425	4,801
TAL Education Group ADR(a)	182,663	8,762

			Oil & Gas - 10.00%
Computers - 2.12%			Bharat Petroleum Corp Ltd	423,661	5,584
Infosys Ltd ADR	1,019,344	18,257	China Petroleum & Chemical Corp	17,449,978	9,858
Luxoft Holding Inc (a)	62,324	4,679	CNOOC Ltd	5,464,000	5,569
		$22,936	Gazprom PAO ADR	1,346,681	4,866
Diversified Financial Services - 3.12%			GS Holdings Corp	78,625	3,328
E.Sun Financial Holding Co Ltd	9,078,000	4,712	Hindustan Petroleum Corp Ltd	631,086	7,617
Fubon Financial Holding Co Ltd	6,922,000	7,642	Lukoil PJSC ADR	473,544	16,111
Indiabulls Housing Finance Ltd	518,237	5,436	MOL Hungarian Oil & Gas PLC	101,309	4,926
KB Financial Group Inc	274,625	7,025	Reliance Industries Ltd	953,509	14,625
Mega Financial Holding Co Ltd	7,458,184	4,755	Sasol Ltd	357,144	9,395
SinoPac Financial Holdings Co Ltd	15,191,000	4,085	SK Innovation Co Ltd	95,554	10,560
		$33,655	Tatneft PAO ADR	199,078	5,435

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				Media - 0.06%
Thai Oil PCL (c)	2,927,800	$5,314		Zee Entertainment Enterprises Ltd	50,630,718		$678
Tupras Turkiye Petrol Rafinerileri AS (a)	188,919	4,802
		$107,990		TOTAL PREFERRED STOCKS			$19,994

Pharmaceuticals - 2.58%				Total Investments			$1,081,751
Aurobindo Pharma Ltd	1,408,984	17,430		Liabilities in Excess of Other Assets, Net - (0.14)%			$(1,516)
Wockhardt Ltd (a)	342,552	6,474		TOTAL NET ASSETS - 100.00%			$1,080,235
Yuhan Corp	14,144	3,955
		$27,859		(a) Non-Income Producing Security
Pipelines - 0.32%				(b)		Security is Illiquid. At the end of the period, the value of these securities
Petronet LNG Ltd	939,969	3,419		totaled $0 or 0.00% of net assets.
				(c)		Fair value of these investments is determined in good faith by the Manager
				under procedures established and periodically reviewed by the Board of
Real Estate - 1.41%				Directors. At the end of the period, the fair value of these securities totaled
China Overseas Land & Investment Ltd	2,326,000	6,796		$5,314 or 0.49% of net assets.
China Vanke Co Ltd	2,049,800	4,695
Shimao Property Holdings Ltd	2,654,500	3,742
		$15,233
				Portfolio Summary (unaudited)
REITS - 0.55%				Country			Percent
Mexico Real Estate Management SA de CV (a)	4,995,200	5,907
				China			18.00%
				Korea, Republic Of			16.61%
Retail - 4.01%				Taiwan, Province Of China			14.75%
ANTA Sports Products Ltd	2,365,000	5,717		India			13.09%
Astra International Tbk PT	12,761,900	6,068		Mexico			7.03%
GS Retail Co Ltd	151,138	8,289		South Africa			6.73%
Shinsegae Co Ltd	42,171	7,513		Hong Kong			5.37%
Wal-Mart de Mexico SAB de CV	6,279,100	15,762		Brazil			3.99%
		$43,349		Indonesia			3.00%
				Russian Federation			2.44%
Semiconductors - 10.48%				United States			1.86%
Powertech Technology Inc	3,285,000	6,899		Turkey			1.53%
Samsung Electronics Co Ltd	45,921	44,426		Hungary			1.37%
Silicon Motion Technology Corp ADR	137,179	4,265		Thailand			1.23%
Taiwan Semiconductor Manufacturing Co Ltd	11,485,685	49,457		Austria			0.93%
Win Semiconductors Corp	5,142,468	8,195		Malaysia			0.72%
		$113,242		Chile			0.56%
Software - 0.92%				United Arab Emirates			0.50%
NetEase Inc ADR	63,670	9,942		Switzerland			0.43%
				Liabilities in Excess of Other Assets, Net			(0.14)%
				TOTAL NET ASSETS			100.00%
Telecommunications - 6.90%
Bharti Infratel Ltd	820,252	4,393
China Mobile Ltd	2,237,093	24,573
Chunghwa Telecom Co Ltd	6,084,000	18,850
LG Uplus Corp	610,409	4,950
Telekomunikasi Indonesia Persero Tbk PT	88,518,900	21,717
		$74,483

Textiles - 0.32%
Welspun India Ltd	276,087	3,403

Transportation - 0.56%
MISC Bhd	2,877,300	6,093

TOTAL COMMON STOCKS		$1,041,706
INVESTMENT COMPANIES - 1.86%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.86%
Goldman Sachs Financial Square Funds -	20,050,513	20,051
Government Fund

TOTAL INVESTMENT COMPANIES		$20,051
PREFERRED STOCKS - 1.85%	Shares Held	Value(000	's)

Chemicals - 0.47%
Braskem SA	843,600	5,062

Holding Companies - Diversified - 1.32%
Itausa - Investimentos Itau SA	8,286,900	14,254

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2016 (unaudited)

COMMON STOCKS - 97.16%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.59%			Electric - 0.35%
MTU Aero Engines AG	24,757	$2,273	Huaneng Power International Inc	1,573,800	$1,295
Safran SA	72,330	4,686
Thales SA	34,430	2,620	Electrical Components & Equipment - 0.49%
		$9,579	TKH Group NV	49,000	1,821
Agriculture - 1.15%
KT&G Corp	48,863	4,232	Electronics - 2.22%
			AAC Technologies Holdings Inc	668,000	4,280
Airlines - 1.11%			Fujitsu General Ltd	158,700	2,134
Japan Airlines Co Ltd	109,200	4,099	Pegatron Corp	780,000	1,783
					$8,197

Apparel - 0.40%			Energy - Alternate Sources - 0.63%
Gildan Activewear Inc	58,000	1,464	Gigasolar Materials Corp	115,000	2,333

Automobile Manufacturers - 5.46%			Engineering & Construction - 0.61%
Daimler AG	60,055	4,205	Promotora y Operadora de Infraestructura	195,100	2,242
Fuji Heavy Industries Ltd	165,000	6,752	SAB de CV
Geely Automobile Holdings Ltd	6,403,000	2,756
Shinmaywa Industries Ltd	175,000	1,414	Entertainment - 0.96%
Toyota Motor Corp	83,900	5,053	Aristocrat Leisure Ltd	481,041	3,535
		$20,180

Automobile Parts & Equipment - 6.26%			Food - 1.88%
Brembo SpA	55,852	2,292	Colruyt SA	70,000	3,743
Bridgestone Corp	140,200	5,108	SPAR Group Ltd/The	127,000	1,469
Continental AG	27,960	5,867	Viscofan SA	29,000	1,738
Koito Manufacturing Co Ltd	101,800	4,717			$6,950
Linamar Corp	39,400	1,536
TS Tech Co Ltd	66,000	1,637	Forest Products & Paper - 0.91%
Valeo SA	15,150	1,969	Mondi PLC	205,648	3,353
		$23,126

Banks - 1.84%			Hand & Machine Tools - 0.58%
BOC Hong Kong Holdings Ltd	488,000	1,299	KUKA AG	27,955	2,149
Fukuoka Financial Group Inc	562,900	2,389
Sumitomo Mitsui Financial Group Inc	92,500	3,103	Healthcare - Services - 0.61%
		$6,791	ICON PLC (a)	34,000	2,246
Chemicals - 4.54%
Nissan Chemical Industries Ltd	184,900	4,281	Home Builders - 5.84%
Nitto Denko Corp	101,300	5,825	Barratt Developments PLC	640,146	5,491
Symrise AG	57,000	3,696	Bellway PLC	80,421	3,193
Yara International ASA	78,159	2,963	Berkeley Group Holdings PLC	72,577	3,669
		$16,765	Haseko Corp	410,000	4,294
			Persimmon PLC (a)	96,126	2,805
Commercial Services - 1.12%
Intrum Justitia AB	87,092	2,886	Taylor Wimpey PLC	765,052	2,110
Zhejiang Expressway Co Ltd	1,430,000	1,254			$21,562
		$4,140	Home Furnishings - 0.52%
Computers - 7.29%			Howden Joinery Group PLC	266,000	1,905
Atos SE	45,382	3,588
Cap Gemini SA	21,400	1,956	Insurance - 8.98%
Cognizant Technology Solutions Corp (a)	56,000	3,545	Allianz SE	27,618	4,470
Ingenico Group SA	36,188	4,272	AXA SA	246,507	6,092
Nomura Research Institute Ltd	175,400	6,365	China Life Insurance Co Ltd/Taiwan	2,615,000	1,857
Obic Co Ltd	70,500	3,652	Dai-ichi Life Insurance Co Ltd/The	235,100	3,249
Teleperformance	42,374	3,530	People's Insurance Co Group of China Ltd/The	6,130,780	2,459
		$26,908	PICC Property & Casualty Co Ltd	2,281,000	3,902
			Porto Seguro SA	115,800	758
Consumer Products - 0.59%			Prudential PLC	177,238	3,482
Societe BIC SA	13,500	2,199	Swiss Life Holding AG (a)	7,997	2,038
			Tokio Marine Holdings Inc	135,300	4,841
Diversified Financial Services - 5.39%					$33,148
CTBC Financial Holding Co Ltd	4,215,900	1,980
			Internet - 1.75%
E.Sun Financial Holding Co Ltd	3,939,000	2,044	Paysafe Group PLC (a)	397,000	2,287
Fubon Financial Holding Co Ltd	1,839,100	2,031
Henderson Group PLC	699,232	2,764	Tencent Holdings Ltd	222,200	4,175
London Stock Exchange Group PLC	107,506	3,807			$6,462
Macquarie Group Ltd	64,446	3,324	Lodging - 0.91%
Magellan Financial Group Ltd	111,000	1,820	Star Entertainment Grp Ltd/The	870,183	3,359
Mitsubishi UFJ Lease & Finance Co Ltd	432,000	2,145
		$19,915

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Machinery - Construction & Mining - 0.46%			Transportation (continued)
Takeuchi Manufacturing Co Ltd	108,782	$1,699	Hitachi Transport System Ltd	31,000	$505
					$7,596

Machinery - Diversified - 0.60%			Water - 1.19%
Kubota Corp	150,100	2,218	Guangdong Investment Ltd	3,427,500	4,385

Metal Fabrication & Hardware - 1.69%			TOTAL COMMON STOCKS		$358,776
Assa Abloy AB	183,975	3,899	INVESTMENT COMPANIES - 2.48%	Shares Held	Value(000	's)
Catcher Technology Co Ltd	315,100	2,345	Publicly Traded Investment Fund - 2.48%
		$6,244	First American Government Obligations Fund	9,147,946	9,148
Miscellaneous Manufacturers - 1.67%
CRRC Corp Ltd	1,376,000	1,286	TOTAL INVESTMENT COMPANIES		$9,148
Sunny Optical Technology Group Co Ltd	1,311,700	2,815	Total Investments		$367,924
Zhuzhou CSR Times Electric Co Ltd	400,000	2,064	Other Assets in Excess of Liabilities, Net - 0.36%		$1,340
		$6,165	TOTAL NET ASSETS - 100.00%		$369,264

Oil & Gas - 1.19%
DCC PLC	21,000	1,621	(a) Non-Income Producing Security
Tupras Turkiye Petrol Rafinerileri AS (a)	109,000	2,771
		$4,392

Packaging & Containers - 0.61%			Portfolio Summary (unaudited)
CCL Industries Inc	16,000	2,256	Country		Percent
			Japan		28.17%
Pharmaceuticals - 5.63%			China		9.37%
Alfresa Holdings Corp	122,800	2,288	France		9.12%
Ipsen SA	48,367	2,788	United Kingdom		8.62%
Novo Nordisk A/S	88,389	4,938	Germany		6.91%
Shire PLC	36,000	2,019	Taiwan, Province Of China		6.45%
Sino Biopharmaceutical Ltd	3,309,500	2,280	Australia		4.22%
Sirtex Medical Ltd	68,000	1,835	Hong Kong		3.80%
Suzuken Co Ltd/Aichi Japan	65,700	2,273	Canada		3.75%
Towa Pharmaceutical Co Ltd	42,300	2,356	United States		3.44%
		$20,777	Denmark		2.37%
			Sweden		1.84%
Real Estate - 0.71%			Ireland		1.60%
China Overseas Land & Investment Ltd	892,400	2,607	South Africa		1.31%
China Overseas Property Holdings Ltd (a)	297,466	36	Korea, Republic Of		1.15%
		$2,643	Israel		1.07%
Retail - 4.07%			Belgium		1.01%
Alimentation Couche-Tard Inc	110,600	4,814	Norway		0.80%
ANTA Sports Products Ltd	1,106,000	2,674	Turkey		0.75%
Lojas Renner SA	265,000	1,176	Italy		0.62%
Next PLC	25,941	2,571	Isle of Man		0.62%
Pandora A/S	28,375	3,796	Mexico		0.61%
		$15,031	Switzerland		0.55%
			Brazil		0.53%
Semiconductors - 2.54%			Netherlands		0.49%
Infineon Technologies AG	215,000	2,877	Spain		0.47%
Mellanox Technologies Ltd (a)	37,000	1,682	Other Assets in Excess of Liabilities, Net		0.36%
Taiwan Semiconductor Manufacturing Co Ltd	215,800	4,823	TOTAL NET ASSETS		100.00%
ADR
		$9,382

Software - 4.74%
Capcom Co Ltd	112,300	2,489
Check Point Software Technologies Ltd (a)	28,900	2,277
Constellation Software Inc/Canada	10,300	3,750
NetEase Inc ADR	36,300	5,668
Nexon Co Ltd	204,800	3,324
		$17,508

Telecommunications - 4.53%
China Mobile Ltd	312,200	3,429
Chunghwa Telecom Co Ltd	1,500,000	4,647
KDDI Corp	274,800	6,959
TPG Telecom Ltd	234,000	1,686
		$16,721

Toys, Games & Hobbies - 0.49%
Bandai Namco Holdings Inc	79,300	1,804

Transportation - 2.06%
Central Japan Railway Co	38,200	7,091

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2016	Long	87	$6,845	$6,967	$122
S&P 500 Emini; March 2016	Long	31	2,938	2,992	54
Total					$176
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 95.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 4.26%			Pharmaceuticals (continued)
Delta Air Lines Inc	1,367,230	$60,555	Eli Lilly & Co	561,559		$44,419
United Continental Holdings Inc (a)	1,093,277	52,783				$200,151
		$113,338	Retail - 14.29%
Apparel - 4.83%			L Brands Inc	580,091		55,776
NIKE Inc	1,823,684	113,087	McDonald's Corp	450,147		55,719
Under Armour Inc (a)	179,908	15,369	Starbucks Corp	1,336,204		81,201
		$128,456	Target Corp	933,809		67,626
			TJX Cos Inc/The	553,900		39,460
Banks - 1.52%			Ulta Salon Cosmetics & Fragrance Inc (a)	442,115		80,098
Capital One Financial Corp	615,039	40,359				$379,880

			Semiconductors - 3.91%
Beverages - 2.48%			Avago Technologies Ltd	196,581		26,285
Constellation Brands Inc	432,057	65,880	Lam Research Corp	545,142		39,135
			NXP Semiconductors NV (a)	514,173		38,450
Biotechnology - 5.15%						$103,870
Alexion Pharmaceuticals Inc (a)	235,578	34,378
			Software - 4.24%
Gilead Sciences Inc	1,233,591	102,388	Activision Blizzard Inc	1,126,204		39,214
		$136,766	Microsoft Corp	500,300		27,562
Building Materials - 1.26%			ServiceNow Inc (a)	275,085		17,113
Masco Corp	1,266,900	33,433	Tableau Software Inc (a)	360,579		28,933
						$112,822

Chemicals - 3.59%			Telecommunications - 0.92%
PPG Industries Inc	1,002,602	95,368	Palo Alto Networks Inc (a)	164,190		24,545

Commercial Services - 4.03%			TOTAL COMMON STOCKS			$2,539,602
FleetCor Technologies Inc (a)	284,220	34,914	INVESTMENT COMPANIES - 3.52%	Shares Held	Value(000	's)
McGraw Hill Financial Inc	465,775	39,600	Publicly Traded Investment Fund - 3.52%
PayPal Holdings Inc (a)	902,300	32,609	Goldman Sachs Financial Square Funds -	93,525,779		93,526
		$107,123	Government Fund
Computers - 5.72%
Apple Inc	1,562,517	152,095	TOTAL INVESTMENT COMPANIES			$93,526
			Total Investments			$2,633,128
			Other Assets in Excess of Liabilities, Net - 0.96%			$25,641
Cosmetics & Personal Care - 1.00%			TOTAL NET ASSETS - 100.00%			$2,658,769
Procter & Gamble Co/The	326,300	26,655

Diversified Financial Services - 8.15%			(a) Non-Income Producing Security
MasterCard Inc	1,017,909	90,625
Synchrony Financial (a)	1,043,219	29,648
Visa Inc	1,293,956	96,387	Portfolio Summary (unaudited)
		$216,660	Sector			Percent
Food - 1.32%			Consumer, Cyclical			26.85%
Mondelez International Inc	814,855	35,120	Consumer, Non-cyclical			24.98%
			Communications			15.30%
			Technology			13.87%
Healthcare - Products - 3.47%			Financial			9.67%
Edwards Lifesciences Corp (a)	677,696	53,003	Basic Materials			3.59%
Intuitive Surgical Inc (a)	72,621	39,277	Exchange Traded Funds			3.52%
		$92,280	Industrial			1.26%
Internet - 14.38%			Other Assets in Excess of Liabilities, Net			0.96%
Alphabet Inc - A Shares (a)	157,066	119,582	TOTAL NET ASSETS			100.00%
Amazon.com Inc (a)	159,423	93,581
Facebook Inc (a)	1,109,086	124,451
Netflix Inc (a)	237,848	21,844
Splunk Inc (a)	496,358	22,976
		$382,434

Leisure Products & Services - 2.30%
Royal Caribbean Cruises Ltd	746,702	61,200

Lodging - 1.17%
Hilton Worldwide Holdings Inc	1,749,986	31,167

Pharmaceuticals - 7.53%
Allergan plc (a)	157,554	44,813
Bristol-Myers Squibb Co	1,433,822	89,127
DexCom Inc (a)	305,722	21,792

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS - 96.48%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Beverages (continued)
Interpublic Group of Cos Inc/The	37,123	$833	Monster Beverage Corp (a)	13,609	$1,838
Nielsen Holdings PLC	14,943	720	PepsiCo Inc	132,383	13,146
Omnicom Group Inc	32,428	2,378			$33,815
		$3,931	Biotechnology - 4.81%
Aerospace & Defense - 1.79%			Alexion Pharmaceuticals Inc (a)	1,050,948	153,365
B/E Aerospace Inc	9,406	380	Alnylam Pharmaceuticals Inc (a)	4,836	333
Boeing Co/The	925,096	111,132	Amgen Inc	61,655	9,417
General Dynamics Corp	13,116	1,754	Biogen Inc (a)	78,578	21,456
Harris Corp	2,419	210	BioMarin Pharmaceutical Inc (a)	186,136	13,778
Lockheed Martin Corp	11,701	2,469	Bluebird Bio Inc (a)	2,847	118
Northrop Grumman Corp	3,510	650	Celgene Corp (a)	412,741	41,406
Rockwell Collins Inc	11,394	922	Charles River Laboratories International Inc	3,768	280
Spirit AeroSystems Holdings Inc (a)	11,995	509	(a)
TransDigm Group Inc (a)	4,554	1,023	Gilead Sciences Inc	119,166	9,891
United Technologies Corp	13,437	1,178	Illumina Inc (a)	11,698	1,848
		$120,227	Incyte Corp (a)	185,400	13,082
			Intercept Pharmaceuticals Inc (a)	1,269	135
Agriculture - 0.55%			Intrexon Corp (a)	3,683	107
Altria Group Inc	171,971	10,509	Ionis Pharmaceuticals Inc (a)	9,534	371
Philip Morris International Inc	250,493	22,547	Juno Therapeutics Inc (a)	951	26
Reynolds American Inc	77,988	3,896	Medivation Inc (a)	12,536	410
		$36,952	Puma Biotechnology Inc (a)	1,988	83
			Regeneron Pharmaceuticals Inc (a)	59,045	24,804
Airlines - 1.49%			Seattle Genetics Inc (a)	8,501	280
Alaska Air Group Inc	358,445	25,235	United Therapeutics Corp (a)	3,683	454
American Airlines Group Inc	1,684,275	65,670	Vertex Pharmaceuticals Inc (a)	342,368	31,070
Delta Air Lines Inc	82,601	3,658
JetBlue Airways Corp (a)	12,164	259			$322,714
Southwest Airlines Co	72,949	2,744	Building Materials - 0.47%
United Continental Holdings Inc (a)	44,615	2,154	Armstrong World Industries Inc (a)	2,876	111
		$99,720	Eagle Materials Inc	4,483	240
Apparel - 2.07%			Fortune Brands Home & Security Inc	5,320	258
Carter's Inc	5,193	505	Lennox International Inc	3,705	444
Hanesbrands Inc	953,891	29,160	Martin Marietta Materials Inc	930	117
Michael Kors Holdings Ltd (a)	16,901	674	Masco Corp	30,232	798
			USG Corp (a)	8,543	153
NIKE Inc	543,208	33,685
Ralph Lauren Corp	524	59	Vulcan Materials Co	335,510	29,592
Skechers U.S.A. Inc (a)	11,514	325			$31,713
Under Armour Inc (a)	858,092	73,306
			Chemicals - 1.67%
VF Corp	20,329	1,273	Air Products & Chemicals Inc	17,421	2,207
		$138,987	Airgas Inc	1,514	212
			Axalta Coating Systems Ltd (a)	8,907	212
Automobile Manufacturers - 0.54%
Ferrari NV (a)	227,860	9,062	Celanese Corp	1,463	93
PACCAR Inc	19,346	949	CF Industries Holdings Inc	19,520	586
Tesla Motors Inc (a)	137,638	26,317	Chemours Co/The	10,045	40
		$36,328	Dow Chemical Co/The	20,883	877
			Eastman Chemical Co	3,660	224
Automobile Parts & Equipment - 0.20%			Ecolab Inc	864,855	93,292
Allison Transmission Holdings Inc	10,385	247	EI du Pont de Nemours & Co	25,100	1,324
BorgWarner Inc	18,650	548	Huntsman Corp	12,560	108
Delphi Automotive PLC	33,014	2,144	International Flavors & Fragrances Inc	6,949	813
Johnson Controls Inc	8,450	303	LyondellBasell Industries NV	36,768	2,867
Lear Corp	5,541	575	Monsanto Co	28,544	2,586
Mobileye NV (a)	336,800	9,137	NewMarket Corp	828	314
Visteon Corp	4,008	268	Platform Specialty Products Corp (a)	2,517	19
WABCO Holdings Inc (a)	4,906	440	PPG Industries Inc	16,327	1,553
		$13,662	Praxair Inc	23,465	2,347
			RPM International Inc	11,500	451
Banks - 1.35%			Sherwin-Williams Co/The	4,872	1,246
Bank of New York Mellon Corp/The	18,939	686	WR Grace & Co (a)	6,158	501
Morgan Stanley	2,464,900	63,792
Signature Bank/New York NY (a)	4,094	570			$111,872
State Street Corp	455,000	25,357	Commercial Services - 1.49%
		$90,405	Aaron's Inc	4,441	102
			Aramark	16,579	530
Beverages - 0.50%			Automatic Data Processing Inc	22,623	1,880
Brown-Forman Corp - A Shares	2,430	258	Avis Budget Group Inc (a)	8,806	231
Brown-Forman Corp - B Shares	10,070	985	Booz Allen Hamilton Holding Corp	9,681	274
Coca-Cola Co/The	235,294	10,099	Cintas Corp	7,934	682
Coca-Cola Enterprises Inc	19,946	926	CoStar Group Inc (a)	2,716	476
Constellation Brands Inc	18,851	2,874	Equifax Inc	10,300	1,090
Dr Pepper Snapple Group Inc	29,141	2,734	FleetCor Technologies Inc (a)	504,218	61,938
Keurig Green Mountain Inc	10,700	955	Gartner Inc (a)	7,429	653

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Global Payments Inc	11,840	$698	CBOE Holdings Inc	7,367	$491
H&R Block Inc	23,406	797	Charles Schwab Corp/The	3,354,668	85,645
Hertz Global Holdings Inc (a)	33,794	307	CME Group Inc/IL	198,700	17,853
KAR Auction Services Inc	5,278	176	CoreLogic Inc/United States (a)	5,181	185
McGraw Hill Financial Inc	16,441	1,398	Credit Acceptance Corp (a)	828	148
Moody's Corp	10,690	953	Eaton Vance Corp	10,269	294
Morningstar Inc	2,182	175	Federated Investors Inc	9,237	234
PayPal Holdings Inc (a)	629,350	22,744	Interactive Brokers Group Inc - A Shares	1,540	50
Quanta Services Inc (a)	3,993	75	Intercontinental Exchange Inc	194,114	51,207
Robert Half International Inc	12,258	536	Invesco Ltd	4,929	148
RR Donnelley & Sons Co	12,316	172	Lazard Ltd	11,047	398
Sabre Corp	11,512	295	Legg Mason Inc	3,358	103
SEI Investments Co	12,079	474	LPL Financial Holdings Inc	7,139	217
Service Corp International/US	19,709	477	MasterCard Inc	91,547	8,150
ServiceMaster Global Holdings Inc (a)	10,602	447	NorthStar Asset Management Group Inc/New	16,935	195
Total System Services Inc	14,871	597	York
United Rentals Inc (a)	8,425	404	Santander Consumer USA Holdings Inc (a)	583	6
Vantiv Inc (a)	13,179	620	T Rowe Price Group Inc	15,688	1,113
Western Union Co/The	46,000	821	TD Ameritrade Holding Corp	736,500	20,313
WEX Inc (a)	3,583	260	Visa Inc	3,495,152	260,354
		$100,282	Waddell & Reed Financial Inc	7,291	200

Computers - 4.78%					$451,415
Accenture PLC - Class A	60,582	6,394	Electric - 0.01%
Apple Inc	1,421,515	138,370	Calpine Corp (a)	3,443	53
Cadence Design Systems Inc (a)	27,509	538	Dominion Resources Inc/VA	2,360	170
Cognizant Technology Solutions Corp (a)	1,466,886	92,868	ITC Holdings Corp	4,558	182
DST Systems Inc	2,948	311			$405
EMC Corp/MA	9,499	235
Fortinet Inc (a)	12,866	362	Electrical Components & Equipment - 0.06%
Genpact Ltd (a)	3,088,743	73,883	Acuity Brands Inc	3,764	762
IHS Inc (a)	5,160	540	AMETEK Inc	20,793	978
International Business Machines Corp	47,731	5,956	Emerson Electric Co	49,296	2,267
Leidos Holdings Inc	1,937	89	Hubbell Inc	977	88
NetApp Inc	9,101	200			$4,095
Synopsys Inc (a)	2,698	116	Electronics - 2.10%
Teradata Corp (a)	10,873	265	Allegion PLC	8,602	521
VeriFone Systems Inc (a)	10,486	245	Amphenol Corp	1,748,862	86,691
		$320,372	Fitbit Inc (a)	4,339	72
Consumer Products - 0.11%			FLIR Systems Inc	9,000	263
Avery Dennison Corp	7,511	457	Gentex Corp	17,222	236
Church & Dwight Co Inc	11,409	958	Honeywell International Inc	71,246	7,352
Clorox Co/The	18,052	2,330	Jabil Circuit Inc	5,760	115
			Keysight Technologies Inc (a)	13,340	312
Jarden Corp (a)	17,811	945
			Mettler-Toledo International Inc (a)	2,228	697
Kimberly-Clark Corp	17,385	2,232
Spectrum Brands Holdings Inc	2,512	239	National Instruments Corp	1,496,987	42,664
		$7,161	PerkinElmer Inc	1,400	68
			Trimble Navigation Ltd (a)	3,358	65
Cosmetics & Personal Care - 1.70%			Tyco International Plc	31,160	1,071
Colgate-Palmolive Co	47,603	3,215	Waters Corp (a)	6,665	808
Coty Inc	7,486	184			$140,935
Estee Lauder Cos Inc/The	1,299,688	110,798
		$114,197	Energy - Alternate Sources - 0.00%
			TerraForm Power Inc	343	3
Distribution & Wholesale - 1.04%
Fastenal Co	1,628,273	66,043
Fossil Group Inc (a)	4,170	136	Engineering & Construction - 0.19%
			AECOM (a)	3,011	83
Genuine Parts Co	12,558	1,082	SBA Communications Corp (a)	125,778	12,487
HD Supply Holdings Inc (a)	15,539	408
			TopBuild Corp (a)	4,618	124
Ingram Micro Inc	2,926	83
LKQ Corp (a)	27,449	752			$12,694
Watsco Inc	2,563	298	Entertainment - 0.01%
WW Grainger Inc	5,299	1,042	Gaming and Leisure Properties Inc	1,505	39
		$69,844	International Game Technology PLC	8,924	129
			Madison Square Garden Co/The (a)	1,844	284
Diversified Financial Services - 6.73%
Affiliated Managers Group Inc (a)	4,473	600	Regal Entertainment Group	10,252	177
Air Lease Corp	1,522	39	Six Flags Entertainment Corp	7,367	371
Alliance Data Systems Corp (a)	3,736	746			$1,000
Ally Financial Inc (a)	4,221	67	Environmental Control - 1.57%
American Express Co	9,882	529	Clean Harbors Inc (a)	3,502	155
Ameriprise Financial Inc	9,108	826	Stericycle Inc (a)	865,262	104,135
Artisan Partners Asset Management Inc	3,134	98	Waste Management Inc	18,776	994
BlackRock Inc	3,839	1,206			$105,284

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food - 0.24%			Holding Companies - Diversified - 0.00%
Blue Buffalo Pet Products Inc (a)	3,358	$57	Leucadia National Corp	5,650	$94
Campbell Soup Co	9,381	529
ConAgra Foods Inc	3,420	143
Flowers Foods Inc	14,897	306	Home Builders - 0.03%
General Mills Inc	35,859	2,026	DR Horton Inc	13,388	368
Hain Celestial Group Inc/The (a)	9,161	333	Lennar Corp - A Shares	6,082	256
			Lennar Corp - B Shares	1,841	64
Hershey Co/The	12,554	1,106	NVR Inc (a)	379	626
Hormel Foods Corp	11,182	899

Ingredion Inc	1,344	135	Thor Industries Inc	5,244	275
Kellogg Co	13,555	996	Toll Brothers Inc (a)	6,500	180
Kraft Heinz Co/The	35,516	2,772			$1,769
Kroger Co/The	105,991	4,114	Home Furnishings - 0.02%
McCormick & Co Inc/MD	11,071	974	Harman International Industries Inc	6,121	455
Sprouts Farmers Market Inc (a)	13,043	297	Leggett & Platt Inc	13,111	544
Sysco Corp	10,919	435	Tempur Sealy International Inc (a)	5,972	361
Tyson Foods Inc	1,962	105	Whirlpool Corp	930	125
WhiteWave Foods Co/The (a)	14,346	542			$1,485
		$15,769
			Housewares - 0.02%
Forest Products & Paper - 0.02%			Newell Rubbermaid Inc	12,575	488
International Paper Co	41,636	1,424	Scotts Miracle-Gro Co/The	3,899	268
			Toro Co/The	5,261	392
Hand & Machine Tools - 0.02%			Tupperware Brands Corp	4,999	232
Lincoln Electric Holdings Inc	6,632	353			$1,380
Regal Beloit Corp	490	27	Insurance - 0.08%
Snap-on Inc	5,033	813	AmTrust Financial Services Inc	951	54
Stanley Black & Decker Inc	845	80	Aon PLC	16,922	1,486
		$1,273	Arthur J Gallagher & Co	8,611	324
			Berkshire Hathaway Inc - Class B (a)	14,137	1,835
Healthcare - Products - 6.54%
Align Technology Inc (a)	7,249	479	Erie Indemnity Co	2,460	237
			Markel Corp (a)	180	151
Baxter International Inc	20,368	745
Becton Dickinson and Co	125,462	18,238	Marsh & McLennan Cos Inc	19,365	1,033
Bio-Techne Corp	1,222	101	Willis Towers Watson PLC	1,471	168
Boston Scientific Corp (a)	6,160	108			$5,288
Bruker Corp (a)	8,845	198	Internet - 19.15%
Cooper Cos Inc/The	2,809	368	Alphabet Inc - A Shares (a)	277,579	211,334
CR Bard Inc	6,343	1,162	Alphabet Inc - C Shares (a)	214,916	159,672
Danaher Corp	2,506,058	217,149	Amazon.com Inc (a)	604,422	354,796
DENTSPLY International Inc	3,830	226	CDW Corp/DE	12,206	469
Edwards Lifesciences Corp (a)	22,242	1,740	Dropbox Inc (a),(b),(c),(d)	52,984	498
Henry Schein Inc (a)	7,127	1,079	eBay Inc (a)	126,971	2,979
Hill-Rom Holdings Inc	5,084	249	Expedia Inc	9,045	914
Hologic Inc (a)	21,181	719	F5 Networks Inc (a)	6,395	600
IDEXX Laboratories Inc (a)	7,985	560	Facebook Inc (a)	2,455,373	275,518
Intuitive Surgical Inc (a)	327,142	176,935	FireEye Inc (a)	11,082	156
Patterson Cos Inc	4,914	209	Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	6,882	979
ResMed Inc	12,057	684	GoDaddy Inc (a)	2,943	90
Sirona Dental Systems Inc (a)	4,957	527	IAC/InterActiveCorp	6,995	363
St Jude Medical Inc	20,348	1,076	Liberty Ventures (a)	12,933	509
Stryker Corp	138,625	13,745	LinkedIn Corp (a)	160,869	31,837
Thermo Fisher Scientific Inc	10,890	1,438	Netflix Inc (a)	158,446	14,552
Varian Medical Systems Inc (a)	8,721	673	Priceline Group Inc/The (a)	106,689	113,621
VWR Corp (a)	1,243	30	Splunk Inc (a)	10,607	491
Zimmer Biomet Holdings Inc	3,341	332	Tencent Holdings Ltd ADR	1,298,100	24,326
		$438,770	TripAdvisor Inc (a)	1,355,875	90,518
			VeriSign Inc (a)	9,224	697
Healthcare - Services - 3.87%
Aetna Inc	193,946	19,751			$1,284,919
Anthem Inc	370,586	48,358	Iron & Steel - 0.00%
Centene Corp (a)	10,416	646	Steel Dynamics Inc	3,434	63
Cigna Corp	219,038	29,264
DaVita HealthCare Partners Inc (a)	946,042	63,498
Envision Healthcare Holdings Inc (a)	16,419	363	Leisure Products & Services - 0.25%
HCA Holdings Inc (a)	8,653	602	Brunswick Corp/DE	7,063	281
Health Net Inc/CA (a)	1,945	129	Harley-Davidson Inc	10,218	409
			Norwegian Cruise Line Holdings Ltd (a)	10,548	479
Humana Inc	173,735	28,282
Laboratory Corp of America Holdings (a)	3,111	350	Polaris Industries Inc	5,989	442
LifePoint Health Inc (a)	1,067	74	Royal Caribbean Cruises Ltd	186,400	15,277
MEDNAX Inc (a)	4,960	345			$16,888
Premier Inc (a)	4,813	154
			Lodging - 1.32%
UnitedHealth Group Inc	587,331	67,637	Choice Hotels International Inc	4,271	187
Universal Health Services Inc	1,725	194	Extended Stay America Inc	9,930	127
		$259,647	Hilton Worldwide Holdings Inc	2,398,518	42,718

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Lodging (continued)			Oil & Gas (continued)
Marriott International Inc/MD	18,162	$1,113	EOG Resources Inc	2,816	$200
MGM Resorts International (a)	2,117,337	42,516	HollyFrontier Corp	2,546	89
Starwood Hotels & Resorts Worldwide Inc	15,045	936	Marathon Petroleum Corp	3,874	162
Wyndham Worldwide Corp	10,802	701	Memorial Resource Development Corp (a)	7,164	114
		$88,298	Murphy USA Inc (a)	1,226	71
			Range Resources Corp	896	26
Machinery - Construction & Mining - 0.01%			Tesoro Corp	617	54
Caterpillar Inc	10,666	664			$1,483

			Oil & Gas Services - 0.23%
Machinery - Diversified - 1.49%			FMC Technologies Inc (a)	570,025	14,336
BWX Technologies Inc	3,772	113	Oceaneering International Inc	1,395	47
Cognex Corp	7,663	247
Cummins Inc	11,372	1,022	RPC Inc	917	11
			Schlumberger Ltd	12,911	933
Deere & Co	3,544	273	Targa Resources Corp	2,337	53
Flowserve Corp	516,649	19,964
Graco Inc	5,506	400			$15,380
IDEX Corp	6,412	465	Packaging & Containers - 0.04%
Middleby Corp/The (a)	5,050	456	Ball Corp	11,709	783
Nordson Corp	5,371	325	Bemis Co Inc	1,801	86
Rockwell Automation Inc	11,440	1,093	Crown Holdings Inc (a)	5,752	264
Roper Technologies Inc	2,267	398	Graphic Packaging Holding Co	19,076	217
Wabtec Corp/DE	1,177,819	75,322	Owens-Illinois Inc (a)	1,911	25
		$100,078	Packaging Corp of America	8,443	429
Media - 0.58%			Sealed Air Corp	17,846	723
AMC Networks Inc (a)	5,827	424	Silgan Holdings Inc	4,008	212
Cablevision Systems Corp	4,102	131	WestRock Co	2,867	101
CBS Corp	29,584	1,405			$2,840
Comcast Corp - Class A	199,489	11,114	Pharmaceuticals - 8.05%
Discovery Communications Inc - A Shares (a)	14,008	387	AbbVie Inc	134,223	7,369
Discovery Communications Inc - C Shares (a)	23,499	639	Agios Pharmaceuticals Inc (a)	2,058	87
DISH Network Corp (a)	12,849	620	Akorn Inc (a)	6,245	162
FactSet Research Systems Inc	3,671	553	Alkermes PLC (a)	9,805	314
Scripps Networks Interactive Inc	8,814	537	Allergan plc (a)	325,357	92,541
Sirius XM Holdings Inc (a)	207,188	767	AmerisourceBergen Corp	13,209	1,183
Starz (a)	8,489	241	Baxalta Inc	28,140	1,126
Time Warner Cable Inc	16,933	3,082	Bristol-Myers Squibb Co	2,510,498	156,052
Time Warner Inc	25,580	1,802	Cardinal Health Inc	30,070	2,447
Twenty-First Century Fox Inc - A Shares	48,202	1,300	Eli Lilly & Co	494,341	39,102
Twenty-First Century Fox Inc - B Shares	29,573	802	Endo International PLC (a)	6,589	365
Viacom Inc - A Shares	2,926	142	Express Scripts Holding Co (a)	1,312,021	94,295
Viacom Inc - B Shares	30,257	1,381	Herbalife Ltd (a)	5,963	276
Walt Disney Co/The	145,151	13,908	Jazz Pharmaceuticals PLC (a)	4,867	627
		$39,235	Johnson & Johnson	28,988	3,028
			Mallinckrodt PLC (a)	3,668	213
Metal Fabrication & Hardware - 0.01%			McKesson Corp	93,128	14,992
Precision Castparts Corp	1,555	365
Valmont Industries Inc	609	65	Mead Johnson Nutrition Co	1,205,781	87,407
			Merck & Co Inc	26,158	1,325
		$430	Mylan NV (a)	28,919	1,524
Mining - 0.00%			OPKO Health Inc (a)	24,106	194
Compass Minerals International Inc	3,087	231	Perrigo Co PLC	2,159	312
Royal Gold Inc	397	12	Quintiles Transnational Holdings Inc (a)	5,974	363
Tahoe Resources Inc	2,621	20	Valeant Pharmaceuticals International Inc (a)	364,220	32,860
		$263	VCA Inc (a)	7,174	368
			Zoetis Inc	40,538	1,745
Miscellaneous Manufacturers - 0.52%					$540,277
3M Co	38,062	5,748
AO Smith Corp	6,767	473	Pipelines - 0.02%
AptarGroup Inc	1,539	112	ONEOK Inc	7,785	194
Carlisle Cos Inc	1,649	138	Williams Cos Inc/The	61,965	1,196
Donaldson Co Inc	11,151	314			$1,390
Illinois Tool Works Inc	17,967	1,618	Real Estate - 0.02%
Ingersoll-Rand PLC	2,410	124	CBRE Group Inc (a)	24,675	690
Parker-Hannifin Corp	5,556	540
Textron Inc	754,540	25,820	Four Corners Property Trust Inc	1,979	34
			Jones Lang LaSalle Inc	2,994	421
		$34,887			$1,145

Office & Business Equipment - 0.00%			REITS - 0.57%
Pitney Bowes Inc	9,017	177	American Tower Corp	194,470	18,346
			Boston Properties Inc	8,434	980
Oil & Gas - 0.02%			Columbia Property Trust Inc	2,799	62
Cabot Oil & Gas Corp	33,618	698	Crown Castle International Corp	33,253	2,866
Continental Resources Inc/OK (a)	2,561	54	Digital Realty Trust Inc	6,987	560
CVR Energy Inc	431	15	Empire State Realty Trust Inc	6,706	111

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Equinix Inc	3,429	$1,065	Atmel Corp	35,784	$288
Equity LifeStyle Properties Inc	7,723	509	Avago Technologies Ltd	15,396	2,059
Extra Space Storage Inc	10,635	964	Broadcom Corp	2,375	130
Federal Realty Investment Trust	5,862	884	Intel Corp	76,663	2,378
Healthcare Trust of America Inc	2,444	69	IPG Photonics Corp (a)	3,374	273
Iron Mountain Inc	7,135	197	KLA-Tencor Corp	13,881	930
Lamar Advertising Co	7,520	422	Lam Research Corp	9,880	709
Omega Healthcare Investors Inc	4,937	157	Linear Technology Corp	20,989	897
Plum Creek Timber Co Inc	6,868	278	Maxim Integrated Products Inc	9,402	314
Post Properties Inc	2,355	135	Microchip Technology Inc	18,017	807
Public Storage	13,192	3,345	Micron Technology Inc (a)	8,924	98
Simon Property Group Inc	28,299	5,272	NXP Semiconductors NV (a)	1,401,054	104,771
Tanger Factory Outlet Centers Inc	9,474	303	ON Semiconductor Corp (a)	37,017	317
Welltower Inc	20,367	1,267	Qorvo Inc (a)	12,350	489
Weyerhaeuser Co	4,331	111	QUALCOMM Inc	14,603	662
		$37,903	Skyworks Solutions Inc	16,312	1,124
			Texas Instruments Inc	62,430	3,304
Retail - 7.05%			Xilinx Inc	6,183	311
Advance Auto Parts Inc	6,375	969			$143,447
AutoNation Inc (a)	7,127	308
AutoZone Inc (a)	3,677	2,822	Shipbuilding - 0.01%
Bed Bath & Beyond Inc (a)	15,336	662	Huntington Ingalls Industries Inc	4,424	566
Brinker International Inc	6,724	334
CarMax Inc (a)	312,692	13,815
Chipotle Mexican Grill Inc (a)	1,872	848	Software - 6.57%
			Adobe Systems Inc (a)	30,044	2,678
Coach Inc	4,263	158	Akamai Technologies Inc (a)	1,179,077	53,789
Copart Inc (a)	11,275	378
			Allscripts Healthcare Solutions Inc (a)	8,211	113
Costco Wholesale Corp	709,523	107,223	ANSYS Inc (a)	644,787	56,864
CST Brands Inc	7,037	273	athenahealth Inc (a)	3,282	465
CVS Health Corp	98,246	9,490	Autodesk Inc (a)	14,208	665
Darden Restaurants Inc	3,211	202	Black Knight Financial Services Inc (a)	2,656	80
Dick's Sporting Goods Inc	6,268	245
Dillard's Inc	1,099	77	Broadridge Financial Solutions Inc	11,250	603
			CDK Global Inc	14,431	636
Dollar General Corp	283,038	21,245	Cerner Corp (a)	18,051	1,047
Dollar Tree Inc (a)	13,867	1,128
			Citrix Systems Inc (a)	13,857	976
Domino's Pizza Inc	4,863	554	Dun & Bradstreet Corp/The	1,393	137
Dunkin' Brands Group Inc	8,597	338	Electronic Arts Inc (a)	38,675	2,496
Foot Locker Inc	10,979	742	Fidelity National Information Services Inc	22,314	1,333
Gap Inc/The	21,782	538	Fiserv Inc (a)	29,677	2,806
GNC Holdings Inc	9,448	265	IMS Health Holdings Inc (a)	12,065	279
Home Depot Inc/The	112,432	14,139	Inovalon Holdings Inc (a)	3,869	65
Kate Spade & Co (a)	10,878	194
L Brands Inc	14,872	1,430	Intuit Inc	32,428	3,097
Liberty Interactive Corp QVC Group (a)	21,088	550	Jack Henry & Associates Inc	7,576	615
			King Digital Entertainment Plc	11,191	201
Lowe's Cos Inc	753,929	54,027	Microsoft Corp	1,552,651	85,535
Macy's Inc	21,223	858	MSCI Inc	9,720	669
McDonald's Corp	85,571	10,592	NetSuite Inc (a)	916,064	63,548
Michaels Cos Inc/The (a)	8,017	175
MSC Industrial Direct Co Inc	1,624	105	Oracle Corp	114,077	4,142
			Paychex Inc	38,351	1,835
Nordstrom Inc	12,289	603	PTC Inc (a)	10,641	315
Nu Skin Enterprises Inc	2,706	86	Rackspace Hosting Inc (a)	11,461	232
O'Reilly Automotive Inc (a)	11,813	3,082
			Red Hat Inc (a)	15,948	1,117
Panera Bread Co (a)	2,343	454
			salesforce.com inc (a)	1,914,909	130,329
Penske Automotive Group Inc	3,290	103	ServiceNow Inc (a)	345,341	21,484
Rite Aid Corp (a)	47,531	370
			SolarWinds Inc (a)	6,361	381
Ross Stores Inc	47,083	2,649
Sally Beauty Holdings Inc (a)	14,634	403	Solera Holdings Inc	5,929	322
			SS&C Technologies Holdings Inc	6,663	428
Starbucks Corp	2,840,167	172,598	Tableau Software Inc (a)	4,256	342
Target Corp	17,233	1,248	Ultimate Software Group Inc/The (a)	2,580	453
Tiffany & Co	7,537	481	Veeva Systems Inc (a)	6,910	167
TJX Cos Inc/The	67,562	4,813	VMware Inc (a)	7,444	341
Tractor Supply Co	411,778	36,364
Ulta Salon Cosmetics & Fragrance Inc (a)	5,445	986			$440,585
Urban Outfitters Inc (a)	10,463	239	Telecommunications - 1.19%
Walgreens Boots Alliance Inc	18,141	1,446	Arista Networks Inc (a)	3,397	204
Williams-Sonoma Inc	8,257	427	ARRIS International PLC (a)	2,903	74
World Fuel Services Corp	1,048	41	AT&T Inc	72,558	2,617
Yum! Brands Inc	26,000	1,882	CommScope Holding Co Inc (a)	5,177	116
		$472,959	Juniper Networks Inc	827,893	19,539
			Level 3 Communications Inc (a)	2,774	135
Semiconductors - 2.14%			Motorola Solutions Inc	14,981	1,000
Analog Devices Inc	17,299	932	Palo Alto Networks Inc (a)	111,800	16,713
Applied Materials Inc	42,974	759	T-Mobile US Inc (a)	596,200	23,937
ASML Holding NV - NY Reg Shares	238,400	21,895	Verizon Communications Inc	306,902	15,336

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
				information.
Telecommunications (continued)				(d)	Fair value of these investments is determined in good faith by the Manager
Zayo Group Holdings Inc (a)	10,007	$250
				under procedures established and periodically reviewed by the Board of
		$79,921		Directors. At the end of the period, the fair value of these securities totaled
Textiles - 0.01%				$45,069 or 0.67% of net assets.
Mohawk Industries Inc (a)	3,854	641

Toys, Games & Hobbies - 0.01%				Portfolio Summary (unaudited)
Hasbro Inc	8,249	613		Sector	Percent
				Consumer, Non-cyclical	27.89%
Transportation - 1.09%				Communications	21.57%
Canadian Pacific Railway Ltd	269,500	32,267		Consumer, Cyclical	14.06%
CH Robinson Worldwide Inc	12,807	830		Technology	13.52%
CSX Corp	15,201	350		Industrial	9.37%
Expeditors International of Washington Inc	16,847	760		Financial	8.75%
FedEx Corp	209,624	27,855		Exchange Traded Funds	2.61%
Genesee & Wyoming Inc (a)	2,064	102		Basic Materials	1.69%
JB Hunt Transport Services Inc	8,187	595		Energy	0.27%
Landstar System Inc	4,689	269		Utilities	0.01%
Old Dominion Freight Line Inc (a)	6,285	345		Diversified	0.00%
Teekay Corp	1,454	10		Other Assets in Excess of Liabilities, Net	0.26%
Union Pacific Corp	78,107	5,624		TOTAL NET ASSETS	100.00%
United Parcel Service Inc	42,096	3,923
		$72,930

Trucking & Leasing - 0.00%
AMERCO	431	158

TOTAL COMMON STOCKS		$6,473,052
INVESTMENT COMPANIES - 2.61%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.61%
Cash Account Trust - Government & Agency	3,460,234	3,460
Portfolio - Government Cash Managed
First American Government Obligations Fund	119,433,953	119,434
Morgan Stanley Institutional Liquidity Funds -	52,237,994	52,238
Government Portfolio
		$175,132
TOTAL INVESTMENT COMPANIES		$175,132
CONVERTIBLE PREFERRED STOCKS -
0.45%	Shares Held	Value(000	's)

Internet - 0.45%
Airbnb Inc - Series D (a),(b),(c),(d)	121,527	11,313
Airbnb Inc - Series E (a),(b),(c),(d)	29,361	2,733
Dropbox Inc (a),(b),(c),(d)	254,085	3,639
Flipkart Online Services Pvt Ltd Series A	2,350	334
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series C	4,148	590
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series E	7,712	1,097
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	209,292	10,208
		$29,914
TOTAL CONVERTIBLE PREFERRED STOCKS		$29,914
PREFERRED STOCKS - 0.20%	Shares Held	Value(000	's)

Internet - 0.14%
Flipkart Online Services Pvt Ltd Series G	34,940	4,970
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	98,844	4,820
		$9,790

Software - 0.06%
Magic Leap Inc (a),(b),(c),(d)	168,788	3,888

TOTAL PREFERRED STOCKS		$13,678
Total Investments		$6,691,776
Other Assets in Excess of Liabilities, Net - 0.26%		$17,135
TOTAL NET ASSETS - 100.00%		$6,708,911

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $41,181 or 0.61% of net assets.

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2016	Long	1,858	$187,166	$179,306	$(7,860)
Total					$(7,860)

Amounts in thousands except contracts

Restricted Securities

Security Name	Trade Date		Cost	Value	Percent of Net Assets
Airbnb Inc - Series D	04/16/2014		$4,948	$11,313	0.17%
Airbnb Inc - Series E	07/14/2015		2,733	2,733	0.04%
Dropbox Inc	11/07/2014		1,012	498	0.01%
Dropbox Inc	01/30/2014		4,853	3,639	0.05%
Flipkart Online Services Pvt Ltd	03/19/2015		785	979	0.01%
Flipkart Online Services Pvt Ltd Series A	03/19/2015		268	334	0.00%
Flipkart Online Services Pvt Ltd Series C	03/19/2015		473	590	0.01%
Flipkart Online Services Pvt Ltd Series E	03/19/2015		879	1,097	0.02%
Flipkart Online Services Pvt Ltd Series G	12/17/2014		4,184	4,970	0.07%
Magic Leap Inc	01/20/2016		3,888	3,888	0.06%
Uber Technologies Inc	12/03/2015		4,821	4,820	0.07%
Uber Technologies Inc	12/05/2014		6,973	10,208	0.15%

Amounts in thousands

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2016 (unaudited)

COMMON STOCKS - 95.51%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Biotechnology - 3.56%
Interpublic Group of Cos Inc/The	3,132	$70	Alexion Pharmaceuticals Inc (a)	15,005	$2,189
Nielsen Holdings PLC	1,260	61	Alnylam Pharmaceuticals Inc (a)	408	28
Omnicom Group Inc	2,732	200	Amgen Inc	23,142	3,535
		$331	Biogen Inc (a)	16,229	4,431
			BioMarin Pharmaceutical Inc (a)	1,099	81
Aerospace & Defense - 2.49%			Bluebird Bio Inc (a)	236	10
B/E Aerospace Inc	793	32	Celgene Corp (a)	5,422	544
Boeing Co/The	53,627	6,442	Charles River Laboratories International Inc	318	24
General Dynamics Corp	1,107	148	(a)
Harris Corp	197	17	Gilead Sciences Inc	66,464	5,517
Lockheed Martin Corp	34,383	7,255	Illumina Inc (a)	5,577	881
Northrop Grumman Corp	295	55	Incyte Corp (a)	14,645	1,034
Rockwell Collins Inc	963	78	Intercept Pharmaceuticals Inc (a)	106	11
Spirit AeroSystems Holdings Inc (a)	1,011	43	Intrexon Corp (a)	283	8
TransDigm Group Inc (a)	385	87	Ionis Pharmaceuticals Inc (a)	804	31
United Technologies Corp	1,133	99	Juno Therapeutics Inc (a)	89	2
		$14,256	Medivation Inc (a)	1,056	34
			Puma Biotechnology Inc (a)	159	7
Agriculture - 0.97%			Regeneron Pharmaceuticals Inc (a)	4,411	1,853
Altria Group Inc	48,388	2,957	Seattle Genetics Inc (a)	716	24
Philip Morris International Inc	25,353	2,282	United Therapeutics Corp (a)	311	38
Reynolds American Inc	6,573	328	Vertex Pharmaceuticals Inc (a)	1,670	152
		$5,567
					$20,434
Airlines - 0.80%
Alaska Air Group Inc	21,832	1,536	Building Materials - 0.03%
			Armstrong World Industries Inc (a)	224	9
American Airlines Group Inc	3,503	137
Delta Air Lines Inc	55,769	2,470	Eagle Materials Inc	377	20
JetBlue Airways Corp (a)	1,025	22	Fortune Brands Home & Security Inc	448	22
Southwest Airlines Co	6,149	231	Lennox International Inc	312	37
United Continental Holdings Inc (a)	3,761	182	Martin Marietta Materials Inc	72	9
		$4,578	Masco Corp	2,547	67
			USG Corp (a)	713	13
Apparel - 0.56%			Vulcan Materials Co	143	13
Carter's Inc	22,392	2,177			$190
Hanesbrands Inc	2,902	89
Michael Kors Holdings Ltd (a)	1,424	57	Chemicals - 2.84%
NIKE Inc	10,452	648	Air Products & Chemicals Inc	1,468	186
Ralph Lauren Corp	49	6	Airgas Inc	126	18
Skechers U.S.A. Inc (a)	969	27	Axalta Coating Systems Ltd (a)	751	18
Under Armour Inc (a)	1,230	105	Celanese Corp	142	9
VF Corp	1,714	107	CF Industries Holdings Inc	1,637	49
		$3,216	Chemours Co/The	717	3
			Dow Chemical Co/The	68,131	2,861
Automobile Manufacturers - 0.03%			Eastman Chemical Co	309	19
PACCAR Inc	1,631	80	Ecolab Inc	44,272	4,776
Tesla Motors Inc (a)	496	95	EI du Pont de Nemours & Co	2,115	112
		$175	Huntsman Corp	992	9
			International Flavors & Fragrances Inc	586	68
Automobile Parts & Equipment - 0.36%			LyondellBasell Industries NV	25,239	1,968
Allison Transmission Holdings Inc	876	21	Monsanto Co	2,409	218
BorgWarner Inc	1,574	46	NewMarket Corp	70	27
Delphi Automotive PLC	2,783	181	Platform Specialty Products Corp (a)	257	2
Johnson Controls Inc	713	25	PPG Industries Inc	23,614	2,246
Lear Corp	467	48	Praxair Inc	1,978	198
Visteon Corp	338	23	RPM International Inc	970	38
WABCO Holdings Inc (a)	18,905	1,695
			Sherwin-Williams Co/The	13,304	3,401
		$2,039	WR Grace & Co (a)	518	42
Banks - 0.02%					$16,268
Bank of New York Mellon Corp/The	1,596	58	Commercial Services - 1.23%
Signature Bank/New York NY (a)	345	48
			Aaron's Inc	415	9
		$106	Aramark	1,397	45
Beverages - 4.05%			Automatic Data Processing Inc	1,907	158
Brown-Forman Corp - A Shares	205	22	Avis Budget Group Inc (a)	742	19
Brown-Forman Corp - B Shares	849	83	Booz Allen Hamilton Holding Corp	816	23
Coca-Cola Co/The	253,876	10,896	Cintas Corp	668	57
Coca-Cola Enterprises Inc	1,684	78	CoStar Group Inc (a)	229	40
Constellation Brands Inc	1,590	242	Equifax Inc	869	92
Dr Pepper Snapple Group Inc	2,456	231	FleetCor Technologies Inc (a)	664	82
Keurig Green Mountain Inc	903	81	Gartner Inc (a)	626	55
Monster Beverage Corp (a)	1,148	155	Global Payments Inc	999	59
PepsiCo Inc	115,063	11,426	H&R Block Inc	1,972	67
		$23,214	Hertz Global Holdings Inc (a)	2,848	26
			KAR Auction Services Inc	439	15

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
McGraw Hill Financial Inc	1,386	$118	Credit Acceptance Corp (a)	67	$12
Moody's Corp	893	80	Eaton Vance Corp	865	25
Morningstar Inc	178	14	Federated Investors Inc	778	20
PayPal Holdings Inc (a)	6,159	223	Interactive Brokers Group Inc - A Shares	144	5
Quanta Services Inc (a)	374	7	Intercontinental Exchange Inc	435	115
Robert Half International Inc	1,034	45	Invesco Ltd	398	12
RR Donnelley & Sons Co	1,060	15	Lazard Ltd	930	33
Sabre Corp	970	25	Legg Mason Inc	261	8
SEI Investments Co	1,018	40	LPL Financial Holdings Inc	601	18
Service Corp International/US	1,661	40	MasterCard Inc	44,247	3,939
ServiceMaster Global Holdings Inc (a)	894	38	NorthStar Asset Management Group Inc/New	1,416	16
Total System Services Inc	1,252	50	York
United Rentals Inc (a)	710	34	Santander Consumer USA Holdings Inc (a)	54	—
Vantiv Inc (a)	1,110	52	T Rowe Price Group Inc	1,323	94
Verisk Analytics Inc (a)	74,410	5,432	Visa Inc	178,628	13,306
Western Union Co/The	3,876	69	Waddell & Reed Financial Inc	612	17
WEX Inc (a)	302	22			$21,242

		$7,051	Electric - 0.01%
Computers - 5.98%			Calpine Corp (a)	322	5
Accenture PLC - Class A	5,107	539	Dominion Resources Inc/VA	190	14
Apple Inc	257,231	25,039	ITC Holdings Corp	375	15
Cadence Design Systems Inc (a)	2,318	45			$34
Cognizant Technology Solutions Corp (a)	19,395	1,228
DST Systems Inc	249	26	Electrical Components & Equipment - 0.06%
EMC Corp/MA	257,020	6,367	Acuity Brands Inc	317	64
Fortinet Inc (a)	1,084	30	AMETEK Inc	1,755	83
Genpact Ltd (a)	1,363	33	Emerson Electric Co	4,155	191
IHS Inc (a)	435	46	Hubbell Inc	99	9
International Business Machines Corp	4,023	502			$347
Leidos Holdings Inc	181	8	Electronics - 1.10%
NetApp Inc	767	17	Allegion PLC	724	44
Synopsys Inc (a)	187	8	Amphenol Corp	1,555	77
Teradata Corp (a)	917	22	Fitbit Inc (a)	336	6
VeriFone Systems Inc (a)	884	21	FLIR Systems Inc	758	22
Western Digital Corp	6,714	322	Gentex Corp	1,451	20
		$34,253	Honeywell International Inc	42,765	4,414
Consumer Products - 0.59%			Jabil Circuit Inc	453	9
			Keysight Technologies Inc (a)	1,092	25
Avery Dennison Corp	632	38	Mettler-Toledo International Inc (a)	1,952	611
Church & Dwight Co Inc	34,088	2,864
Clorox Co/The	1,521	196	National Instruments Corp	322	9
Jarden Corp (a)	1,502	80	PerkinElmer Inc	131	6
			Trimble Navigation Ltd (a)	314	6
Kimberly-Clark Corp	1,461	188
Spectrum Brands Holdings Inc	212	20	Tyco International Plc	2,627	90
			Waters Corp (a)	7,797	945
		$3,386
					$6,284
Cosmetics & Personal Care - 0.60%
Colgate-Palmolive Co	4,013	271	Engineering & Construction - 0.52%
			AECOM (a)	259	7
Coty Inc	625	15	SBA Communications Corp (a)	29,749	2,953
Estee Lauder Cos Inc/The	36,949	3,150	TopBuild Corp (a)	366	10
		$3,436
					$2,970
Distribution & Wholesale - 0.06%
Fossil Group Inc (a)	335	11	Entertainment - 0.01%
Genuine Parts Co	1,059	91	Gaming and Leisure Properties Inc	141	4
HD Supply Holdings Inc (a)	1,311	35	International Game Technology PLC	706	10
			Madison Square Garden Co/The (a)	155	24
Ingram Micro Inc	274	8
LKQ Corp (a)	2,313	63	Regal Entertainment Group	847	15
Watsco Inc	216	25	Six Flags Entertainment Corp	621	31
WW Grainger Inc	448	88			$84
		$321	Environmental Control - 0.75%
			Clean Harbors Inc (a)	279	12
Diversified Financial Services - 3.71%			Stericycle Inc (a)	34,732	4,180
Affiliated Managers Group Inc (a)	377	51
Air Lease Corp	142	4	Waste Management Inc	1,583	84
Alliance Data Systems Corp (a)	316	63			$4,276
Ally Financial Inc (a)	395	6	Food - 3.55%
American Express Co	833	45	Blue Buffalo Pet Products Inc (a)	314	5
Ameriprise Financial Inc	768	70	Campbell Soup Co	790	45
Artisan Partners Asset Management Inc	237	7	ConAgra Foods Inc	271	11
BlackRock Inc	325	102	Flowers Foods Inc	1,257	26
CBOE Holdings Inc	47,351	3,154	General Mills Inc	107,424	6,070
Charles Schwab Corp/The	4,100	105	Hain Celestial Group Inc/The (a)	772	28
CoreLogic Inc/United States (a)	432	15	Hershey Co/The	1,059	93

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Home Builders (continued)
Hormel Foods Corp	942	$76	Lennar Corp - A Shares	513	$22
Ingredion Inc	103	10	Lennar Corp - B Shares	172	6
Kellogg Co	1,117	82	NVR Inc (a)	33	54
Kraft Heinz Co/The	2,993	234	Thor Industries Inc	441	23
Kroger Co/The	210,966	8,187	Toll Brothers Inc (a)	548	15
McCormick & Co Inc/MD	61,294	5,392			$151
Sprouts Farmers Market Inc (a)	1,099	25
Sysco Corp	921	37	Home Furnishings - 0.02%
Tyson Foods Inc	183	10	Harman International Industries Inc	516	38
WhiteWave Foods Co/The (a)	1,208	46	Leggett & Platt Inc	1,105	46
			Tempur Sealy International Inc (a)	503	30
		$20,377	Whirlpool Corp	73	10
Forest Products & Paper - 0.02%					$124
International Paper Co	3,510	120
			Housewares - 0.02%
			Newell Rubbermaid Inc	1,061	41
Hand & Machine Tools - 0.02%			Scotts Miracle-Gro Co/The	329	23
Lincoln Electric Holdings Inc	560	30	Toro Co/The	443	33
Regal Beloit Corp	45	3	Tupperware Brands Corp	421	19
Snap-on Inc	432	70			$116
Stanley Black & Decker Inc	79	7
		$110	Insurance - 1.96%
			Aflac Inc	30,405	1,762
Healthcare - Products - 2.40%			American International Group Inc	44,248	2,499
Abbott Laboratories	44,250	1,675	AmTrust Financial Services Inc	89	5
Align Technology Inc (a)	611	40	Aon PLC	1,427	126
Baxter International Inc	1,718	63	Arthur J Gallagher & Co	725	27
Becton Dickinson and Co	1,059	154	Berkshire Hathaway Inc - Class B (a)	23,102	2,998
Bio-Techne Corp	114	9	Erie Indemnity Co	207	20
Boston Scientific Corp (a)	466	8	Markel Corp (a)	12	10
Bruker Corp (a)	745	17	Marsh & McLennan Cos Inc	71,083	3,791
Cooper Cos Inc/The	16,252	2,131	Willis Towers Watson PLC	121	14
CR Bard Inc	9,958	1,825			$11,252
Danaher Corp	50,632	4,388
DENTSPLY International Inc	322	19	Internet - 11.53%
Edwards Lifesciences Corp (a)	17,456	1,366	Alphabet Inc - A Shares (a)	34,849	26,532
Henry Schein Inc (a)	602	91	Alphabet Inc - C Shares (a)	1,488	1,105
			Amazon.com Inc (a)	17,575	10,317
Hill-Rom Holdings Inc	428	21
Hologic Inc (a)	1,762	60	CDW Corp/DE	22,154	851
IDEXX Laboratories Inc (a)	673	47	eBay Inc (a)	10,703	251
Intuitive Surgical Inc (a)	2,514	1,359	Expedia Inc	39,527	3,994
			F5 Networks Inc (a)	539	51
Patterson Cos Inc	414	18	Facebook Inc (a)	115,344	12,943
ResMed Inc	1,017	58	FireEye Inc (a)	935	13
Sirona Dental Systems Inc (a)	417	44	GoDaddy Inc (a)	275	8
St Jude Medical Inc	1,716	91
Stryker Corp	862	85	IAC/InterActiveCorp	589	31
ThermoFisher Scientific Inc	919	121	Liberty Ventures (a)	1,090	43
Varian Medical SystemsInc (a)	734	57	LinkedIn Corp (a)	11,989	2,373
VWR Corp (a)	116	3	Netflix Inc (a)	2,148	197
			Pandora Media Inc (a)	63,264	615
Zimmer Biomet Holdings Inc	281	28	Priceline Group Inc/The (a)	263	280
		$13,778	Splunk Inc (a)	37,389	1,730
Healthcare - Services - 2.34%			Symantec Corp	81,856	1,624
Aetna Inc	982	100	TripAdvisor Inc (a)	21,822	1,457
Anthem Inc	666	87	VeriSign Inc (a)	22,518	1,703
Centene Corp (a)	878	54			$66,118
Cigna Corp	1,302	174
DaVita HealthCare Partners Inc (a)	400	27	Iron & Steel - 0.00%
Envision Healthcare Holdings Inc (a)	1,384	31	Steel Dynamics Inc	351	6
HCA Holdings Inc (a)	729	51
Health Net Inc/CA (a)	152	10	Leisure Products & Services - 0.02%
Humana Inc	703	114	Brunswick Corp/DE	595	24
Laboratory Corp of America Holdings (a)	61,922	6,957	Harley-Davidson Inc	861	35
LifePoint Health Inc (a)	100	7	Norwegian Cruise Line Holdings Ltd (a)	889	40
MEDNAX Inc (a)	418	29	Polaris Industries Inc	505	37
Premier Inc (a)	350	11
					$136
UnitedHealth Group Inc	49,933	5,751
Universal Health Services Inc	143	16	Lodging - 0.25%
		$13,419	Choice Hotels International Inc	354	16
			Extended Stay America Inc	803	10
Holding Companies - Diversified - 0.00%			Hilton Worldwide Holdings Inc	3,900	69
Leucadia National Corp	529	9	Las Vegas Sands Corp	24,130	1,088
			Marriott International Inc/MD	1,532	94
			MGM Resorts International (a)	347	7
Home Builders - 0.03%
DR Horton Inc	1,129	31	Starwood Hotels & Resorts Worldwide Inc	1,269	79

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Lodging (continued)			Oil & Gas (continued)
Wyndham Worldwide Corp	910	$59	Marathon Petroleum Corp	323	$13
		$1,422	Memorial Resource Development Corp (a)	671	11
			Murphy USA Inc (a)	114	7
Machinery - Construction & Mining - 0.01%			Range Resources Corp	83	2
Caterpillar Inc	899	56	Tesoro Corp	57	5
					$2,068

Machinery - Diversified - 0.41%			Oil & Gas Services - 0.33%
BWX Technologies Inc	289	9	FMC Technologies Inc (a)	1,043	26
Cognex Corp	645	21
Cummins Inc	959	86	Halliburton Co	55,675	1,770
			Oceaneering International Inc	130	4
Deere & Co	299	23	Schlumberger Ltd	1,089	79
Flowserve Corp	471	18
Graco Inc	463	34	Targa Resources Corp	219	5
IDEX Corp	540	39			$1,884
Middleby Corp/The (a)	426	38	Packaging & Containers - 0.04%
Nordson Corp	453	27	Ball Corp	988	66
Rockwell Automation Inc	964	92	Bemis Co Inc	168	8
Roper Technologies Inc	191	34	Crown Holdings Inc (a)	484	22
Wabtec Corp/DE	30,029	1,921	Graphic Packaging Holding Co	1,610	18
		$2,342	Owens-Illinois Inc (a)	133	2
Media - 4.78%			Packaging Corp of America	712	36
AMC Networks Inc (a)	491	36	Sealed Air Corp	1,505	61
Cablevision Systems Corp	316	10	Silgan Holdings Inc	336	18
CBS Corp	2,494	118	WestRock Co	222	8
Comcast Corp - Class A	262,892	14,646			$239
Discovery Communications Inc - A Shares (a)	1,180	33	Pharmaceuticals - 8.19%
Discovery Communications Inc - C Shares (a)	1,980	54	AbbVie Inc	44,815	2,460
DISH Network Corp (a)	1,082	52	Agios Pharmaceuticals Inc (a)	160	7
FactSet Research Systems Inc	309	47	Akorn Inc (a)	526	14
Scripps Networks Interactive Inc	742	45	Alkermes PLC (a)	827	27
Sirius XM Holdings Inc (a)	403,897	1,495	Allergan plc (a)	8,894	2,529
Starz (a)	716	20	AmerisourceBergen Corp	1,114	100
Time Warner Cable Inc	1,430	260	Baxalta Inc	2,372	95
Time Warner Inc	2,149	151	Bristol-Myers Squibb Co	85,656	5,324
Twenty-First Century Fox Inc - A Shares	4,064	110	Cardinal Health Inc	47,346	3,852
Twenty-First Century Fox Inc - B Shares	2,492	68	Eli Lilly & Co	6,687	529
Viacom Inc - A Shares	227	11	Endo International PLC (a)	555	31
Viacom Inc - B Shares	2,551	116	Express Scripts Holding Co (a)	95,173	6,840
Walt Disney Co/The	105,902	10,147	Herbalife Ltd (a)	502	23
		$27,419	Jazz Pharmaceuticals PLC (a)	410	53
			Johnson & Johnson	76,219	7,961
Metal Fabrication & Hardware - 0.01%			Mallinckrodt PLC (a)	310	18
Precision Castparts Corp	131	31
Valmont Industries Inc	57	6	McKesson Corp	26,921	4,334
			Mead Johnson Nutrition Co	19,697	1,428
		$37	Merck & Co Inc	2,206	112
Mining - 0.00%			Mylan NV (a)	2,438	128
Compass Minerals International Inc	260	19	OPKO Health Inc (a)	2,033	16
Royal Gold Inc	37	1	Perrigo Co PLC	23,202	3,354
Tahoe Resources Inc	221	2	Pfizer Inc	82,403	2,512
		$22	Quintiles Transnational Holdings Inc (a)	504	31
			Teva Pharmaceutical Industries Ltd ADR	37,547	2,308
Miscellaneous Manufacturers - 1.72%			VCA Inc (a)	21,504	1,103
3M Co	53,713	8,111	Zoetis Inc	40,232	1,732
AO Smith Corp	570	40			$46,921
AptarGroup Inc	144	10
Carlisle Cos Inc	131	11	Pipelines - 0.02%
Donaldson Co Inc	940	26	ONEOK Inc	643	16
Illinois Tool Works Inc	1,514	136	Williams Cos Inc/The	5,204	100
Ingersoll-Rand PLC	187	10			$116
Parker-Hannifin Corp	15,615	1,518	Real Estate - 0.02%
Textron Inc	560	19	CBRE GroupInc (a)	2,079	58
		$9,881	Four Corners Property Trust Inc	185	3
Office & Business Equipment - 0.00%			Jones Lang LaSalle Inc	252	36
Pitney Bowes Inc	761	15			$97

			REITS - 0.84%
Oil & Gas - 0.36%			American Tower Corp	3,141	296
Cabot Oil & Gas Corp	2,821	59	Boston Properties Inc	712	83
Concho Resources Inc (a)	20,405	1,941	Columbia Property Trust Inc	262	6
Continental Resources Inc/OK (a)	240	5	Crown Castle International Corp	2,803	242
CVR Energy Inc	40	1	Digital Realty Trust Inc	588	47
EOG Resources Inc	234	17	Empire State Realty Trust Inc	508	8
HollyFrontier Corp	190	7	Equinix Inc	290	90

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Equity LifeStyle Properties Inc	650	$43	Broadcom Corp	186	$10
Extra Space Storage Inc	897	81	Intel Corp	6,475	201
Federal Realty Investment Trust	494	74	IPG Photonics Corp (a)	284	23
Healthcare Trust of America Inc	201	6	KLA-Tencor Corp	1,171	78
Iron Mountain Inc	595	16	Lam Research Corp	832	60
Lamar Advertising Co	633	36	Linear Technology Corp	1,770	76
Omega Healthcare Investors Inc	412	13	Maxim Integrated Products Inc	64,496	2,154
Plum Creek Timber Co Inc	579	23	Microchip Technology Inc	1,518	68
Post Properties Inc	207	12	Micron Technology Inc (a)	697	8
Public Storage	1,112	282	ON Semiconductor Corp (a)	3,119	27
Simon Property Group Inc	17,802	3,316	Qorvo Inc (a)	1,040	41
Tanger Factory Outlet Centers Inc	798	26	QUALCOMM Inc	1,232	56
Welltower Inc	1,718	107	Skyworks Solutions Inc	14,484	998
Weyerhaeuser Co	338	9	Texas Instruments Inc	5,262	278
		$4,816	Xilinx Inc	65,280	3,281

Retail - 12.93%					$7,699
Advance Auto Parts Inc	538	82	Shipbuilding - 0.01%
AutoNation Inc (a)	601	26	Huntington Ingalls Industries Inc	373	48
AutoZone Inc (a)	9,910	7,605
Bed Bath & Beyond Inc (a)	1,292	56
			Software - 7.82%
Brinker International Inc	566	28	Adobe Systems Inc (a)	28,577	2,547
CarMax Inc (a)	1,471	65
			Akamai Technologies Inc (a)	1,282	58
Chipotle Mexican Grill Inc (a)	159	72
			Allscripts Healthcare Solutions Inc (a)	635	9
Coach Inc	340	13	ANSYS Inc (a)	176	16
Copart Inc (a)	950	32
			athenahealth Inc (a)	276	39
Costco Wholesale Corp	43,032	6,503	Autodesk Inc (a)	1,198	56
CST Brands Inc	593	23	Black Knight Financial Services Inc (a)	248	7
CVS Health Corp	70,032	6,764
Darden Restaurants Inc	269	17	Broadridge Financial Solutions Inc	947	51
			CDK Global Inc	1,215	53
Dick's Sporting Goods Inc	528	21	Cerner Corp (a)	36,228	2,101
Dillard's Inc	103	7	Citrix Systems Inc (a)	50,440	3,554
Dollar General Corp	3,113	234
Dollar Tree Inc (a)	171,951	13,983	Dun & Bradstreet Corp/The	110	11
			Electronic Arts Inc (a)	20,988	1,354
Domino's Pizza Inc	409	47	Fidelity National Information Services Inc	1,881	112
Dunkin' Brands Group Inc	725	29	Fiserv Inc (a)	37,493	3,546
Foot Locker Inc	925	62	IMS Health Holdings Inc (a)	1,018	24
Gap Inc/The	1,835	45	Inovalon Holdings Inc (a)	362	6
GNC Holdings Inc	796	22	Intuit Inc	2,732	261
Home Depot Inc/The	48,898	6,149
Kate Spade & Co (a)	901	16	Jack Henry & Associates Inc	639	52
			King Digital Entertainment Plc	940	17
L Brands Inc	1,254	121
Liberty Interactive Corp QVC Group (a)	1,777	46	Microsoft Corp	330,105	18,186
Lowe's Cos Inc	7,548	541	MSCI Inc	820	56
			Oracle Corp	316,921	11,507
Macy's Inc	1,789	72	Paychex Inc	3,233	155
McDonald's Corp	64,954	8,040	PTC Inc (a)	897	27
Michaels Cos Inc/The (a)	681	15
			Rackspace Hosting Inc (a)	966	20
MSC Industrial Direct Co Inc	152	10	Red Hat Inc (a)	1,344	94
Nordstrom Inc	1,036	51	salesforce.com inc (a)	3,322	226
Nu Skin Enterprises Inc	253	8	ServiceNow Inc (a)	7,473	465
O'Reilly Automotive Inc (a)	27,645	7,213
			SolarWinds Inc (a)	535	32
Panera Bread Co (a)	202	39
Penske Automotive Group Inc	260	8	Solera Holdings Inc	500	27
Rite Aid Corp (a)	4,005	31	SS&C Technologies Holdings Inc	561	36
			Tableau Software Inc (a)	359	29
Ross Stores Inc	56,403	3,173	Ultimate Software Group Inc/The (a)	217	38
Sally Beauty Holdings Inc (a)	1,233	34
			Veeva Systems Inc (a)	576	14
Starbucks Corp	11,545	702	VMware Inc (a)	627	29
Target Corp	1,453	105
Tiffany & Co	635	41			$44,815
TJX Cos Inc/The	148,137	10,553	Telecommunications - 2.66%
Tractor Supply Co	1,009	89	Arista Networks Inc (a)	286	17
Ulta Salon Cosmetics & Fragrance Inc (a)	460	83	ARRIS International PLC (a)	297	8
Urban Outfitters Inc (a)	882	20	AT&T Inc	53,197	1,918
Walgreens Boots Alliance Inc	1,529	122	Cisco Systems Inc	27,414	652
Williams-Sonoma Inc	18,088	934	CommScope Holding Co Inc (a)	405	9
World Fuel Services Corp	98	4	Juniper Networks Inc	673	16
Yum! Brands Inc	2,187	158	Level 3 Communications Inc (a)	220	11
		$74,114	Motorola Solutions Inc	1,264	84
			Verizon Communications Inc	250,252	12,505
Semiconductors - 1.34%			Zayo Group Holdings Inc (a)	843	21
Analog Devices Inc	1,443	78
Applied Materials Inc	3,626	64			$15,241
Atmel Corp	3,019	24
Avago Technologies Ltd	1,298	174

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Textiles - 0.01%
Mohawk Industries Inc (a)	325	$54

Toys, Games & Hobbies - 0.01%
Hasbro Inc	695	52

Transportation - 1.45%
CH Robinson Worldwide Inc	1,081	70
CSX Corp	1,280	29
Expeditors International of Washington Inc	84,622	3,818
FedEx Corp	10,460	1,390
Genesee & Wyoming Inc (a)	193	10
JB Hunt Transport Services Inc	690	50
Landstar System Inc	395	23
Old Dominion Freight Line Inc (a)	529	29
Teekay Corp	156	1
Union Pacific Corp	35,444	2,552
United Parcel Service Inc	3,541	330
$8,302

Trucking & Leasing - 0.00%
AMERCO	34	12

TOTAL COMMON STOCKS	$547,446
INVESTMENT COMPANIES - 4.10%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 4.10%
Cash Account Trust - Government & Agency	362,502	362
Portfolio - Government Cash Managed
First American Government Obligations Fund	3,037,942	3,038
Morgan Stanley Institutional Liquidity Funds -	20,128,229	20,129
Government Portfolio
$23,529
TOTAL INVESTMENT COMPANIES	$23,529
Total Investments	$570,975
Other Assets in Excess of Liabilities, Net - 0.39%	$2,209
TOTAL NET ASSETS - 100.00%	$573,184

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	27.51%
Communications	19.03%
Consumer, Cyclical	15.11%
Technology	15.11%
Industrial	8.62%
Financial	6.55%
Exchange Traded Funds	4.10%
Basic Materials	2.86%
Energy	0.71%
Utilities	0.01%
Diversified	0.00%
Other Assets in Excess of Liabilities, Net	0.39%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2016	Long	327	$30,802	$31,557	$755
Total	$755

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 98.06%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.26%			Banks (continued)
Interpublic Group of Cos Inc/The	107,339	$2,409	Zions Bancorporation	53,961	$1,224
Nielsen Holdings PLC	96,168	4,631			$309,875
Omnicom Group Inc	63,993	4,694	Beverages - 2.43%
		$11,734	Brown-Forman Corp - B Shares	26,846	2,627
Aerospace & Defense - 1.99%			Coca-Cola Co/The	1,033,934	44,376
Boeing Co/The	166,362	19,985	Coca-Cola Enterprises Inc	55,154	2,560
General Dynamics Corp	78,497	10,500	Constellation Brands Inc	45,738	6,974
Harris Corp	32,864	2,858	Dr Pepper Snapple Group Inc	49,897	4,682
L-3 Communications Holdings Inc	20,706	2,419	Keurig Green Mountain Inc	30,685	2,739
Lockheed Martin Corp	69,809	14,730	Molson Coors Brewing Co	47,972	4,341
Northrop Grumman Corp	48,177	8,916	Monster Beverage Corp (a)	39,627	5,351
Raytheon Co	79,537	10,200	PepsiCo Inc	384,837	38,214
Rockwell Collins Inc	34,722	2,808			$111,864
United Technologies Corp	217,911	19,109	Biotechnology - 2.79%
		$91,525	Alexion Pharmaceuticals Inc (a)	59,520	8,686
Agriculture - 1.85%			Amgen Inc	199,261	30,433
Altria Group Inc	517,927	31,651	Biogen Inc (a)	58,881	16,078
Archer-Daniels-Midland Co	157,633	5,572	Celgene Corp (a)	207,536	20,820
Philip Morris International Inc	409,257	36,837	Gilead Sciences Inc	380,698	31,598
Reynolds American Inc	218,954	10,937	Illumina Inc (a)	38,672	6,108
		$84,997	Regeneron Pharmaceuticals Inc (a)	20,507	8,615
			Vertex Pharmaceuticals Inc (a)	64,907	5,890
Airlines - 0.59%					$128,228
American Airlines Group Inc	166,505	6,492
Delta Air Lines Inc	207,752	9,201	Building Materials - 0.17%
Southwest Airlines Co	171,795	6,463	Martin Marietta Materials Inc	17,471	2,194
United Continental Holdings Inc (a)	98,480	4,755	Masco Corp	88,881	2,346
		$26,911	Vulcan Materials Co	35,217	3,106
					$7,646
Apparel - 0.84%
Hanesbrands Inc	103,502	3,164	Chemicals - 1.93%
Michael Kors Holdings Ltd (a)	48,618	1,940	Air Products & Chemicals Inc	51,215	6,490
NIKE Inc	356,472	22,105	Airgas Inc	17,131	2,398
Ralph Lauren Corp	15,535	1,748	CF Industries Holdings Inc	61,568	1,847
Under Armour Inc (a)	47,578	4,064	Dow Chemical Co/The	297,048	12,476
VF Corp	90,090	5,640	Eastman Chemical Co	39,255	2,403
		$38,661	Ecolab Inc	70,206	7,573
			EI du Pont de Nemours & Co	231,509	12,214
Automobile Manufacturers - 0.61%			FMC Corp	35,297	1,261
Ford Motor Co	1,029,626	12,294	International Flavors & Fragrances Inc	21,198	2,479
General Motors Co	374,078	11,088	LyondellBasell Industries NV	94,979	7,406
PACCAR Inc	93,367	4,581	Monsanto Co	116,186	10,526
		$27,963	Mosaic Co/The	88,582	2,135
Automobile Parts & Equipment - 0.32%			PPG Industries Inc	71,129	6,766
BorgWarner Inc	59,209	1,738	Praxair Inc	75,244	7,524
Delphi Automotive PLC	73,987	4,805	Sherwin-Williams Co/The	20,904	5,345
Goodyear Tire & Rubber Co/The	71,033	2,018			$88,843
Johnson Controls Inc	171,088	6,137	Coal - 0.01%
		$14,698	CONSOL Energy Inc	60,506	480
Banks - 6.74%
Bank of America Corp	2,750,531	38,893	Commercial Services - 1.09%
Bank of New York Mellon Corp/The	288,711	10,457	ADT Corp/The	43,569	1,289
BB&T Corp	206,082	6,731	Automatic Data Processing Inc	121,831	10,123
Capital One Financial Corp	140,543	9,222	Cintas Corp	23,099	1,985
Citigroup Inc	786,921	33,507	Equifax Inc	31,296	3,311
Citizens Financial Group Inc	139,475	2,964	H&R Block Inc	62,304	2,121
Comerica Inc	46,685	1,601	McGraw Hill Financial Inc	71,401	6,070
Fifth Third Bancorp	209,828	3,315	Moody's Corp	45,434	4,050
Goldman Sachs Group Inc/The	104,785	16,929	PayPal Holdings Inc (a)	293,673	10,613
Huntington Bancshares Inc/OH	210,443	1,806	Quanta Services Inc (a)	42,201	789
JPMorgan Chase & Co	972,396	57,858	Robert Half International Inc	35,049	1,534
KeyCorp	220,668	2,463	Total System Services Inc	44,713	1,796
M&T Bank Corp	42,261	4,656	United Rentals Inc (a)	24,521	1,175
Morgan Stanley	398,944	10,325	Verisk Analytics Inc (a)	41,175	3,006
Northern Trust Corp	57,413	3,564	Western Union Co/The	133,473	2,381
PNC Financial Services Group Inc/The	134,140	11,623			$50,243
Regions Financial Corp	344,849	2,800
State Street Corp	106,583	5,940	Computers - 5.15%
SunTrust Banks Inc	134,617	4,924	Accenture PLC - Class A	165,046	17,419
US Bancorp	434,334	17,399	Apple Inc	1,472,763	143,359
Wells Fargo & Co	1,227,831	61,674	Cognizant Technology Solutions Corp (a)	160,625	10,169
			CSRA Inc	36,375	974

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
EMC Corp/MA	512,157	$12,686	TECO Energy Inc	62,137	$1,685
Hewlett Packard Enterprise Co	475,014	6,536	WEC Energy Group Inc	83,390	4,606
HP Inc	477,177	4,633	Xcel Energy Inc	134,058	5,124
International Business Machines Corp	235,760	29,420			$136,388
NetApp Inc	77,224	1,694
SanDisk Corp	53,013	3,748	Electrical Components & Equipment - 0.24%
Seagate Technology PLC	78,991	2,295	AMETEK Inc	62,838	2,957
Teradata Corp (a)	35,132	855	Emerson Electric Co	172,905	7,950
Western Digital Corp	61,209	2,937			$10,907
		$236,725	Electronics - 1.12%
Consumer Products - 0.46%			Agilent Technologies Inc	87,542	3,296
Avery Dennison Corp	24,065	1,465	Allegion PLC	25,335	1,534
Church & Dwight Co Inc	34,623	2,908	Amphenol Corp	81,429	4,036
Clorox Co/The	34,100	4,401	Corning Inc	312,493	5,815
Kimberly-Clark Corp	95,887	12,314	FLIR Systems Inc	36,489	1,067
		$21,088	Garmin Ltd	31,173	1,097
			Honeywell International Inc	203,583	21,010
Cosmetics & Personal Care - 1.73%			PerkinElmer Inc	29,568	1,429
Colgate-Palmolive Co	236,928	16,000	TE Connectivity Ltd	102,045	5,833
Estee Lauder Cos Inc/The	58,795	5,012	Tyco International Plc	111,674	3,840
Procter & Gamble Co/The	718,658	58,707	Waters Corp (a)	21,572	2,615
		$79,719			$51,572

Distribution & Wholesale - 0.21%			Energy - Alternate Sources - 0.03%
Fastenal Co	76,525	3,104	First Solar Inc (a)	19,994	1,373
Genuine Parts Co	39,825	3,432

WW Grainger Inc	15,259	3,001	Engineering & Construction - 0.06%
		$9,537	Fluor Corp	37,407	1,679
Diversified Financial Services - 3.18%			Jacobs Engineering Group Inc (a)	32,374	1,270
Affiliated Managers Group Inc (a)	14,274	1,915			$2,949
Alliance Data Systems Corp (a)	16,150	3,227
American Express Co	220,996	11,823	Environmental Control - 0.25%
			Republic Services Inc	63,290	2,766
Ameriprise Financial Inc	45,992	4,169	Stericycle Inc (a)	22,449	2,701
BlackRock Inc	33,356	10,483	Waste Management Inc	109,688	5,808
Charles Schwab Corp/The	316,469	8,079
CME Group Inc/IL	89,346	8,028			$11,275
Discover Financial Services	112,922	5,171	Food - 1.89%
E*TRADE Financial Corp (a)	77,372	1,823	Campbell Soup Co	47,442	2,676
Franklin Resources Inc	100,099	3,469	ConAgra Foods Inc	114,356	4,762
Intercontinental Exchange Inc	31,341	8,268	General Mills Inc	157,883	8,922
Invesco Ltd	111,966	3,351	Hershey Co/The	37,954	3,344
Legg Mason Inc	28,457	871	Hormel Foods Corp	35,635	2,865
MasterCard Inc	261,571	23,288	JM Smucker Co/The	31,613	4,057
Nasdaq Inc	30,369	1,883	Kellogg Co	67,404	4,950
Navient Corp	95,706	915	Kraft Heinz Co/The	157,066	12,261
Synchrony Financial (a)	220,261	6,260	Kroger Co/The	257,139	9,980
T Rowe Price Group Inc	66,328	4,706	McCormick & Co Inc/MD	30,718	2,702
Visa Inc	514,166	38,300	Mondelez International Inc	419,789	18,093
		$146,029	Sysco Corp	138,682	5,521
			Tyson Foods Inc	78,096	4,167
Electric - 2.97%			Whole Foods Market Inc	90,148	2,642
AES Corp/VA	177,741	1,688
Ameren Corp	64,093	2,879			$86,942
American Electric Power Co Inc	129,652	7,905	Forest Products & Paper - 0.08%
CMS Energy Corp	73,191	2,846	International Paper Co	109,510	3,746
Consolidated Edison Inc	77,448	5,374
Dominion Resources Inc/VA	157,261	11,349
DTE Energy Co	47,409	4,030	Gas - 0.25%
Duke Energy Corp	181,828	13,692	AGL Resources Inc	31,762	2,019
Edison International	86,065	5,319	CenterPoint Energy Inc	113,656	2,031
Entergy Corp	47,122	3,326	NiSource Inc	84,179	1,768
Eversource Energy	83,788	4,508	Sempra Energy	62,288	5,902
Exelon Corp	242,909	7,183			$11,720
FirstEnergy Corp	111,749	3,694	Hand & Machine Tools - 0.14%
NextEra Energy Inc	121,653	13,590	Snap-on Inc	15,340	2,479
NRG Energy Inc	82,991	883	Stanley Black & Decker Inc	39,551	3,731
Pepco Holdings Inc	66,994	1,787			$6,210
PG&E Corp	129,556	7,114
Pinnacle West Capital Corp	29,281	1,942	Healthcare - Products - 2.80%
PPL Corp	177,458	6,222	Abbott Laboratories	394,048	14,915
Public Service Enterprise Group Inc	133,653	5,520	Baxter International Inc	144,498	5,289
SCANA Corp	37,752	2,376	Becton Dickinson and Co	55,667	8,092
Southern Co/The	240,102	11,746	Boston Scientific Corp (a)	355,342	6,229

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
CR Bard Inc	19,517	$3,577	eBay Inc (a)	291,788	$6,845
Danaher Corp	157,489	13,646	Expedia Inc	31,089	3,141
DENTSPLY International Inc	36,946	2,176	F5 Networks Inc (a)	18,590	1,743
Edwards Lifesciences Corp (a)	56,981	4,457	Facebook Inc (a)	599,757	67,299
Henry Schein Inc (a)	21,905	3,317	Netflix Inc (a)	112,897	10,369
Intuitive Surgical Inc (a)	9,870	5,338	Priceline Group Inc/The (a)	13,150	14,004
Medtronic PLC	371,446	28,200	Symantec Corp	178,445	3,540
Patterson Cos Inc	22,062	937	TripAdvisor Inc (a)	29,847	1,993
St Jude Medical Inc	74,666	3,947	VeriSign Inc (a)	25,920	1,960
Stryker Corp	83,431	8,272	Yahoo! Inc (a)	229,501	6,773
Thermo Fisher Scientific Inc	105,424	13,922			$294,173
Varian Medical Systems Inc (a)	25,592	1,974
Zimmer Biomet Holdings Inc	45,217	4,488	Iron & Steel - 0.07%
		$128,776	Nucor Corp	84,428	3,299

Healthcare - Services - 1.75%
Aetna Inc	92,111	9,381	Leisure Products & Services - 0.25%
Anthem Inc	68,963	8,999	Carnival Corp	121,587	5,852
Cigna Corp	68,046	9,091	Harley-Davidson Inc	50,681	2,027
DaVita HealthCare Partners Inc (a)	44,032	2,955	Royal Caribbean Cruises Ltd	45,328	3,715
HCA Holdings Inc (a)	82,920	5,770			$11,594
Humana Inc	39,154	6,374	Lodging - 0.20%
Laboratory Corp of America Holdings (a)	26,732	3,003	Marriott International Inc/MD	50,941	3,122
Quest Diagnostics Inc	37,866	2,487	Starwood Hotels & Resorts Worldwide Inc	44,563	2,774
Tenet Healthcare Corp (a)	26,328	714	Wyndham Worldwide Corp	30,670	1,990
UnitedHealth Group Inc	251,770	28,994	Wynn Resorts Ltd	21,464	1,445
Universal Health Services Inc	24,088	2,713			$9,331
		$80,481
			Machinery - Construction & Mining - 0.21%
Holding Companies - Diversified - 0.03%			Caterpillar Inc	153,801	9,573
Leucadia National Corp	88,057	1,458

			Machinery - Diversified - 0.46%
Home Builders - 0.13%			Cummins Inc	43,389	3,900
DR Horton Inc	86,681	2,385	Deere & Co	82,353	6,342
Lennar Corp - A Shares	47,295	1,993	Flowserve Corp	34,569	1,336
PulteGroup Inc	83,926	1,407	Rockwell Automation Inc	34,872	3,333
		$5,785	Roper Technologies Inc	26,628	4,678

Home Furnishings - 0.12%			Xylem Inc/NY	47,380	1,703
Harman International Industries Inc	18,776	1,397			$21,292
Leggett & Platt Inc	35,950	1,492	Media - 2.90%
Whirlpool Corp	20,655	2,776	Cablevision Systems Corp	58,790	1,876
		$5,665	CBS Corp	114,565	5,442
			Comcast Corp - Class A	645,028	35,934
Housewares - 0.06%			Discovery Communications Inc - A Shares (a)	39,493	1,090
Newell Rubbermaid Inc	70,556	2,736	Discovery Communications Inc - C Shares (a)	68,145	1,854
			News Corp - A Shares	100,787	1,307
Insurance - 3.95%			News Corp - B Shares	28,476	380
Aflac Inc	112,726	6,534	Scripps Networks Interactive Inc	24,993	1,524
Allstate Corp/The	102,309	6,200	TEGNA Inc	58,561	1,406
American International Group Inc	326,765	18,456	Time Warner Cable Inc	74,808	13,616
Aon PLC	72,357	6,355	Time Warner Inc	211,188	14,876
Assurant Inc	17,391	1,414	Twenty-First Century Fox Inc - A Shares	309,262	8,341
Berkshire Hathaway Inc - Class B (a)	494,882	64,221	Twenty-First Century Fox Inc - B Shares	113,904	3,087
Chubb Ltd	121,734	13,764	Viacom Inc - B Shares	91,706	4,185
Cincinnati Financial Corp	38,954	2,245	Walt Disney Co/The	401,762	38,497
Hartford Financial Services Group Inc/The	108,201	4,347			$133,415
Lincoln National Corp	65,371	2,580
Loews Corp	73,945	2,737	Mining - 0.15%
Marsh & McLennan Cos Inc	137,797	7,349	Alcoa Inc	346,079	2,523
MetLife Inc	293,643	13,111	Freeport-McMoRan Inc	305,331	1,404
Progressive Corp/The	154,399	4,825	Newmont Mining Corp	139,770	2,790
Prudential Financial Inc	118,606	8,312			$6,717
Torchmark Corp	30,298	1,646	Miscellaneous Manufacturers - 2.72%
Travelers Cos Inc/The	80,361	8,602	3M Co	162,645	24,559
Unum Group	64,308	1,842	Dover Corp	40,935	2,393
Willis Towers Watson PLC	36,292	4,154	Eaton Corp PLC	122,251	6,175
XL Group PLC	78,655	2,852	General Electric Co	2,493,081	72,549
		$181,546	Illinois Tool Works Inc	86,417	7,783
Internet - 6.40%			Ingersoll-Rand PLC	68,957	3,549
Alphabet Inc - A Shares (a)	76,956	58,590	Parker-Hannifin Corp	35,920	3,490
Alphabet Inc - C Shares (a)	78,489	58,313	Pentair PLC	47,615	2,244
Amazon.com Inc (a)	101,538	59,603	Textron Inc	72,291	2,474
					$125,216

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Office & Business Equipment - 0.08%			Pipelines (continued)
Pitney Bowes Inc	52,052	$1,019	ONEOK Inc	55,282	$1,377
Xerox Corp	251,387	2,451	Spectra Energy Corp	177,358	4,869
		$3,470	Williams Cos Inc/The	180,230	3,478

Oil & Gas - 5.09%					$19,582
Anadarko Petroleum Corp	134,229	5,247	Publicly Traded Investment Fund - 0.33%
Apache Corp	99,855	4,248	iShares Core S&P 500 ETF	77,069	14,999
Cabot Oil & Gas Corp	109,328	2,269
Chesapeake Energy Corp	136,709	463	Real Estate - 0.05%
Chevron Corp	497,153	42,989	CBRE Group Inc (a)	76,797	2,148
Cimarex Energy Co	24,978	2,323
ConocoPhillips	326,139	12,745
Devon Energy Corp	102,054	2,847	REITS - 2.80%
Diamond Offshore Drilling Inc	17,028	317	American Tower Corp	111,889	10,556
Ensco PLC	62,215	608	Apartment Investment & Management Co	41,320	1,618
EOG Resources Inc	145,209	10,313	AvalonBay Communities Inc	36,157	6,201
EQT Corp	40,294	2,488	Boston Properties Inc	40,568	4,714
Exxon Mobil Corp	1,099,670	85,609	Crown Castle International Corp	88,168	7,600
Helmerich & Payne Inc	28,472	1,446	Equinix Inc	18,090	5,618
Hess Corp	63,482	2,698	Equity Residential	96,222	7,418
Marathon Oil Corp	178,903	1,741	Essex Property Trust Inc	17,443	3,717
Marathon Petroleum Corp	140,788	5,884	Extra Space Storage Inc	32,569	2,954
Murphy Oil Corp	42,715	838	Federal Realty Investment Trust	18,351	2,768
Newfield Exploration Co (a)	42,699	1,241	General Growth Properties Inc	153,813	4,313
Noble Energy Inc	112,429	3,639	HCP Inc	122,844	4,415
Occidental Petroleum Corp	201,746	13,886	Host Hotels & Resorts Inc	198,543	2,750
Phillips 66	125,411	10,052	Iron Mountain Inc	50,757	1,398
Pioneer Natural Resources Co	42,597	5,280	Kimco Realty Corp	109,178	2,968
Range Resources Corp	44,740	1,322	Macerich Co/The	35,549	2,772
Southwestern Energy Co (a)	101,550	903	Plum Creek Timber Co Inc	45,857	1,858
Tesoro Corp	31,801	2,775	Prologis Inc	138,500	5,467
Transocean Ltd	90,318	941	Public Storage	38,879	9,858
Valero Energy Corp	127,192	8,632	Realty Income Corp	65,933	3,678
		$233,744	Simon Property Group Inc	81,732	15,225
			SL Green Realty Corp	26,337	2,544
Oil & Gas Services - 0.96%			Ventas Inc	87,959	4,866
Baker Hughes Inc	115,195	5,012	Vornado Realty Trust	46,816	4,141
Cameron International Corp (a)	50,484	3,315
FMC Technologies Inc (a)	60,222	1,514	Welltower Inc	93,479	5,816
			Weyerhaeuser Co	134,837	3,453
Halliburton Co	226,069	7,187			$128,686
National Oilwell Varco Inc	99,256	3,230
Schlumberger Ltd	333,129	24,075	Retail - 6.82%
		$44,333	Advance Auto Parts Inc	19,346	2,942
			AutoNation Inc (a)	20,163	872
Packaging & Containers - 0.16%			AutoZone Inc (a)	8,052	6,179
Ball Corp	36,010	2,406	Bed Bath & Beyond Inc (a)	44,085	1,903
Owens-Illinois Inc (a)	42,486	550
			Best Buy Co Inc	78,762	2,200
Sealed Air Corp	52,150	2,114	CarMax Inc (a)	53,527	2,365
WestRock Co	67,918	2,396	Chipotle Mexican Grill Inc (a)	8,238	3,732
		$7,466	Coach Inc	73,308	2,716
Pharmaceuticals - 7.18%			Costco Wholesale Corp	115,544	17,461
AbbVie Inc	431,830	23,708	CVS Health Corp	292,505	28,253
Allergan plc (a)	104,110	29,612	Darden Restaurants Inc	30,463	1,921
AmerisourceBergen Corp	51,603	4,622	Dollar General Corp	76,852	5,768
Baxalta Inc	154,023	6,163	Dollar Tree Inc (a)	62,023	5,044
Bristol-Myers Squibb Co	440,689	27,393	GameStop Corp	27,865	730
Cardinal Health Inc	86,902	7,071	Gap Inc/The	60,514	1,496
Eli Lilly & Co	257,814	20,393	Home Depot Inc/The	334,919	42,119
Endo International PLC (a)	54,988	3,050	Kohl's Corp	50,142	2,495
Express Scripts Holding Co (a)	178,643	12,839	L Brands Inc	67,281	6,469
Johnson & Johnson	730,908	76,336	Lowe's Cos Inc	241,731	17,322
Mallinckrodt PLC (a)	30,628	1,779	Macy's Inc	83,042	3,356
McKesson Corp	60,784	9,785	McDonald's Corp	242,557	30,024
Mead Johnson Nutrition Co	52,074	3,775	Nordstrom Inc	35,941	1,765
Merck & Co Inc	737,934	37,391	O'Reilly Automotive Inc (a)	26,056	6,798
Mylan NV (a)	109,114	5,749	PVH Corp	21,804	1,600
Perrigo Co PLC	38,673	5,592	Ross Stores Inc	106,984	6,019
Pfizer Inc (b)	1,630,642	49,718	Signet Jewelers Ltd	21,008	2,437
Zoetis Inc	121,006	5,209	Staples Inc	170,017	1,516
		$330,185	Starbucks Corp	392,220	23,835
			Target Corp	162,734	11,785
Pipelines - 0.43%			Tiffany & Co	29,465	1,881
Columbia Pipeline Group Inc	102,787	1,907	TJX Cos Inc/The	176,860	12,599
Kinder Morgan Inc/DE	483,365	7,951	Tractor Supply Co	35,485	3,134

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)			Transportation (continued)
Urban Outfitters Inc (a)	22,933	$525	Norfolk Southern Corp	78,869	$5,560
Walgreens Boots Alliance Inc	230,090	18,343	Ryder System Inc	14,112	750
Wal-Mart Stores Inc	414,443	27,502	Union Pacific Corp	225,622	16,245
Yum! Brands Inc	113,915	8,244	United Parcel Service Inc	183,891	17,139
		$313,350			$63,302

Savings & Loans - 0.03%			TOTAL COMMON STOCKS		$4,507,085
People's United Financial Inc	81,950	1,178	INVESTMENT COMPANIES - 1.87%	Shares Held	Value(000	's)
			Publicly Traded Investment Fund - 1.87%
Semiconductors - 2.79%			Morgan Stanley Institutional Liquidity Funds -	85,811,803	85,812
Analog Devices Inc	82,433	4,440	Government Portfolio
Applied Materials Inc	303,551	5,358
Avago Technologies Ltd	99,289	13,276	TOTAL INVESTMENT COMPANIES		$85,812
Broadcom Corp	148,192	8,102	Total Investments		$4,592,897
Intel Corp	1,246,557	38,668	Other Assets in Excess of Liabilities, Net - 0.07%		$3,033
KLA-Tencor Corp	41,194	2,760	TOTAL NET ASSETS - 100.00%		$4,595,930
Lam Research Corp	41,840	3,004
Linear Technology Corp	63,171	2,699
Microchip Technology Inc	53,656	2,404	(a) Non-Income Producing Security
Micron Technology Inc (a)	286,809	3,164	(b)	Security or a portion of the security was pledged to cover margin
NVIDIA Corp	135,010	3,954	requirements for futures contracts. At the end of the period, the value of
Qorvo Inc (a)	37,336	1,479	these securities totaled $12,812 or 0.28% of net assets.
QUALCOMM Inc	397,053	18,002
Skyworks Solutions Inc	50,493	3,480
Texas Instruments Inc	267,964	14,183	Portfolio Summary (unaudited)
Xilinx Inc	67,881	3,412	Sector		Percent
		$128,385	Consumer, Non-cyclical		24.06%
Software - 4.78%			Financial		16.75%
Activision Blizzard Inc	133,271	4,640	Communications		13.00%
Adobe Systems Inc (a)	131,761	11,744	Technology		12.71%
Akamai Technologies Inc (a)	47,003	2,144	Consumer, Cyclical		10.31%
Autodesk Inc (a)	59,752	2,798	Industrial		8.90%
CA Inc	82,286	2,364	Energy		6.52%
Cerner Corp (a)	80,428	4,666	Utilities		3.22%
Citrix Systems Inc (a)	40,633	2,863	Basic Materials		2.23%
Dun & Bradstreet Corp/The	9,544	939	Exchange Traded Funds		2.20%
Electronic Arts Inc (a)	82,102	5,299	Diversified		0.03%
Fidelity National Information Services Inc	73,286	4,377	Other Assets in Excess of Liabilities, Net		0.07%
Fiserv Inc (a)	60,370	5,709	TOTAL NET ASSETS		100.00%
Intuit Inc	69,738	6,661
Microsoft Corp	2,110,064	116,243
Oracle Corp	845,714	30,708
Paychex Inc	84,762	4,057
Red Hat Inc (a)	48,288	3,383
salesforce.com inc (a)	164,876	11,221
		$219,816

Telecommunications - 3.44%
AT&T Inc	1,625,094	58,601
CenturyLink Inc	145,023	3,686
Cisco Systems Inc	1,340,882	31,899
Frontier Communications Corp	308,591	1,404
Juniper Networks Inc	93,771	2,213
Level 3 Communications Inc (a)	76,229	3,721
Motorola Solutions Inc	42,442	2,834
Verizon Communications Inc	1,074,822	53,709
		$158,067

Textiles - 0.06%
Mohawk Industries Inc (a)	16,794	2,795

Toys, Games & Hobbies - 0.10%
Hasbro Inc	29,628	2,201
Mattel Inc	89,642	2,473
		$4,674

Transportation - 1.38%
CH Robinson Worldwide Inc	37,939	2,457
CSX Corp	257,538	5,929
Expeditors International of Washington Inc	49,242	2,222
FedEx Corp	69,370	9,218
JB Hunt Transport Services Inc	23,915	1,739
Kansas City Southern	28,829	2,043

See accompanying notes

		Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2016	Long	842	$83,205	$81,257	$(1,948)
Total					$(1,948)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 98.25%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 3.37%			Insurance - 6.59%
General Dynamics Corp	500,700	$66,979	AmTrust Financial Services Inc	121,692	$6,960
Orbital ATK Inc	106,400	9,600	Berkshire Hathaway Inc - Class B (a)	150,200	19,491
		$76,579	Everest Re Group Ltd	387,800	69,393
			Reinsurance Group of America Inc	108,400	9,131
Agriculture - 2.76%			Travelers Cos Inc/The	419,500	44,903
Altria Group Inc	102,000	6,233			$149,878
Archer-Daniels-Midland Co	736,700	26,042
Philip Morris International Inc	338,500	30,469	Media - 1.92%
		$62,744	Comcast Corp - Class A	783,900	43,671

Airlines - 0.96%
Delta Air Lines Inc	492,600	21,817	Miscellaneous Manufacturers - 2.75%
			General Electric Co	2,148,000	62,507

Automobile Manufacturers - 0.78%
General Motors Co	598,100	17,728	Oil & Gas - 10.77%
			Apache Corp	354,600	15,085
			Chevron Corp	56,700	4,903
Automobile Parts & Equipment - 0.78%			ConocoPhillips	443,400	17,328
Goodyear Tire & Rubber Co/The	626,600	17,802	Exxon Mobil Corp	778,000	60,567
			Newfield Exploration Co (a)	852,500	24,782
Banks - 12.76%			Noble Corp plc	2,481,200	19,329
Bank of America Corp	342,000	4,836	Tesoro Corp	456,600	39,838
Citigroup Inc	621,000	26,442	Valero Energy Corp	929,200	63,065
Goldman Sachs Group Inc/The	41,300	6,672			$244,897
Huntington Bancshares Inc/OH	665,800	5,713	Oil & Gas Services - 0.98%
JPMorgan Chase & Co	1,496,800	89,060	Cameron International Corp (a)	340,900	22,384
SunTrust Banks Inc	1,253,800	45,864
Wells Fargo & Co	2,223,000	111,661
		$290,248	Pharmaceuticals - 8.69%
			Cardinal Health Inc	745,200	60,637
Biotechnology - 1.31%			Johnson & Johnson	334,200	34,904
Amgen Inc	194,690	29,735	Pfizer Inc	3,345,700	102,010
					$197,551

Building Materials - 1.20%			REITS - 6.41%
Owens Corning	593,500	27,414	Apartment Investment & Management Co	352,200	13,789
			Equity Residential	911,300	70,252
Chemicals - 2.65%			Extra Space Storage Inc	290,100	26,309
Dow Chemical Co/The	1,433,500	60,207	Simon Property Group Inc	109,000	20,304
			UDR Inc	421,800	15,012
					$145,666
Computers - 1.18%
Amdocs Ltd	350,000	19,159	Retail - 4.60%
NetApp Inc	347,400	7,618	Darden Restaurants Inc	207,900	13,110
		$26,777	Foot Locker Inc	542,800	36,672
			Target Corp	757,200	54,836
Cosmetics & Personal Care - 1.11%					$104,618
Procter & Gamble Co/The	310,600	25,373
			Semiconductors - 2.23%

Diversified Financial Services - 2.63%			Intel Corp	1,636,500	50,764
CoreLogic Inc/United States (a)	512,500	18,296
Synchrony Financial (a)	1,458,400	41,448	Software - 3.86%
		$59,744	Electronic Arts Inc (a)	529,400	34,170
			Microsoft Corp	973,000	53,603
Electric - 5.23%					$87,773
Ameren Corp	616,110	27,676
FirstEnergy Corp	838,000	27,704	Telecommunications - 4.65%
Public Service Enterprise Group Inc	1,538,500	63,540	AT&T Inc	629,500	22,700
		$118,920	Cisco Systems Inc	3,488,000	82,979
					$105,679
Electronics - 0.24%
Keysight Technologies Inc (a)	234,400	5,485	TOTAL COMMON STOCKS		$2,234,193
			INVESTMENT COMPANIES - 1.68%	Shares Held	Value(000	's)

Food - 3.88%			Publicly Traded Investment Fund - 1.68%
Ingredion Inc	151,500	15,259	Goldman Sachs Financial Square Funds -	38,167,009	38,167
Kroger Co/The	1,340,600	52,029	Government Fund
Tyson Foods Inc (b)	393,200	20,981
		$88,269	TOTAL INVESTMENT COMPANIES		$38,167
			Total Investments		$2,272,360
Healthcare - Services - 3.96%			Other Assets in Excess of Liabilities, Net - 0.07%		$1,535
Aetna Inc	300,700	30,623	TOTAL NET ASSETS - 100.00%		$2,273,895
Anthem Inc	358,200	46,742
UnitedHealth Group Inc	109,400	12,598
		$89,963	(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2016 (unaudited)

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $10,672 or 0.47% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.39%
Consumer, Non-cyclical	21.71%
Energy	11.75%
Industrial	7.56%
Technology	7.27%
Consumer, Cyclical	7.12%
Communications	6.57%
Utilities	5.23%
Basic Materials	2.65%
Exchange Traded Funds	1.68%
Other Assets in Excess of Liabilities, Net	0.07%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2016 (unaudited)

COMMON STOCKS - 95.48%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.01%			Banks (continued)
Nielsen Holdings PLC	2,672	$129	Synovus Financial Corp	5,147	$157
			TCF Financial Corp	5,794	70
			US Bancorp	40,041	1,604
Aerospace & Defense - 5.84%			Wells Fargo & Co	1,039,814	52,230
Boeing Co/The	81,600	9,803	Zions Bancorporation	6,510	148
General Dynamics Corp	260,684	34,872			$244,382
Harris Corp	3,537	308
Lockheed Martin Corp	2,796	590	Beverages - 0.43%
Northrop Grumman Corp	3,226	597	Brown-Forman Corp - A Shares	207	22
Orbital ATK Inc	2,265	204	Brown-Forman Corp - B Shares	2,271	222
Raytheon Co	154,409	19,801	Molson Coors Brewing Co	3,316	300
Spirit AeroSystems Holdings Inc (a)	921	39	PepsiCo Inc	70,300	6,981
Triumph Group Inc	1,806	46			$7,525
United Technologies Corp	410,028	35,955
			Biotechnology - 0.01%
		$102,215	Alnylam Pharmaceuticals Inc (a)	427	29
Agriculture - 3.01%			Bio-Rad Laboratories Inc (a)	790	101
Altria Group Inc	358,756	21,923			$130
Archer-Daniels-Midland Co	14,830	524
Bunge Ltd	4,756	295	Building Materials - 1.21%
			Armstrong World Industries Inc (a)	897	35
Philip Morris International Inc	333,898	30,055
		$52,797	CRH PLC ADR	753,039	20,272
			Fortune Brands Home & Security Inc	3,727	181
Airlines - 0.01%			Martin Marietta Materials Inc	1,977	248
JetBlue Airways Corp (a)	7,506	160	Owens Corning	4,249	196
			Vulcan Materials Co	2,733	241

Apparel - 0.62%					$21,173
Ralph Lauren Corp	1,858	209	Chemicals - 2.29%
VF Corp	169,300	10,598	Air Products & Chemicals Inc	201,530	25,535
		$10,807	Airgas Inc	1,894	265
			Albemarle Corp	3,817	201
Automobile Manufacturers - 0.98%			Cabot Corp	2,565	103
Ford Motor Co	1,291,118	15,416	Celanese Corp	5,021	320
General Motors Co	58,642	1,738	Dow Chemical Co/The	34,928	1,467
PACCAR Inc	1,673	82	Eastman Chemical Co	3,987	244
		$17,236	EI du Pont de Nemours & Co	11,642	614
Automobile Parts & Equipment - 1.22%			Huntsman Corp	2,872	25
Allison Transmission Holdings Inc	3,610	86	Mosaic Co/The	11,938	288
Goodyear Tire & Rubber Co/The	9,425	268	Platform Specialty Products Corp (a)	3,716	28
Johnson Controls Inc	581,611	20,862	Praxair Inc	1,125	113
Lear Corp	771	80	Sherwin-Williams Co/The	42,440	10,851
		$21,296	Westlake Chemical Corp	1,800	82
					$40,136
Banks - 13.95%
Associated Banc-Corp	6,097	107	Coal - 0.00%
Bank of America Corp	2,650,265	37,475	CONSOL Energy Inc	7,733	61
Bank of Hawaii Corp	1,840	110
Bank of New York Mellon Corp/The	23,985	869	Commercial Services - 1.23%
BankUnited Inc	3,954	133	Aaron's Inc	2,652	61
BB&T Corp	31,054	1,014	ADT Corp/The	5,976	177
BOK Financial Corp	1,230	62	Aramark	1,218	39
Capital One Financial Corp	341,984	22,441	Automatic Data Processing Inc	2,160	179
CIT Group Inc	12,446	365	Booz Allen Hamilton Holding Corp	397,983	11,259
Citigroup Inc	536,803	22,857	H&R Block Inc	1,154	39
Citizens Financial Group Inc	10,452	222	KAR Auction Services Inc	3,673	123
Comerica Inc	5,894	202	Macquarie Infrastructure Corp	2,454	165
Commerce Bancshares Inc/MO	3,364	138	ManpowerGroup Inc	2,792	213
Cullen/Frost Bankers Inc	2,045	98	PayPal Holdings Inc (a)	251,660	9,095
East West Bancorp Inc	5,180	168	Quanta Services Inc (a)	5,432	102
Fifth Third Bancorp	35,237	557	RR Donnelley & Sons Co	4,539	63
Goldman Sachs Group Inc/The	10,318	1,667			$21,515
Huntington Bancshares Inc/OH	27,967	240
JPMorgan Chase & Co	906,956	53,964	Computers - 2.47%
KeyCorp	27,848	311	Amdocs Ltd	290,206	15,886
M&T Bank Corp	3,823	421	Apple Inc	106,100	10,328
Morgan Stanley	36,685	949	Brocade Communications Systems Inc	15,174	121
Northern Trust Corp	5,585	347	Computer Sciences Corp	4,691	150
PacWest Bancorp	4,212	155	CSRA Inc	4,691	126
PNC Financial Services Group Inc/The	306,531	26,561	DST Systems Inc	93,784	9,886
Popular Inc	3,611	91	EMC Corp/MA	66,670	1,651
Regions Financial Corp	31,923	259	Hewlett Packard Enterprise Co	73,538	1,012
Signature Bank/New York NY (a)	325	45	HP Inc	72,705	706
State Street Corp	311,773	17,375	IHS Inc (a)	479	50
SunTrust Banks Inc	26,525	970	International Business Machines Corp	15,033	1,876

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
Leidos Holdings Inc	2,097	$97	PG&E Corp	11,466	$630
Lexmark International Inc	2,311	65	Pinnacle West Capital Corp	4,260	282
NCR Corp (a)	5,740	123	PPL Corp	26,556	931
NetApp Inc	7,145	157	Public Service Enterprise Group Inc	20,909	864
SanDisk Corp	5,010	354	SCANA Corp	5,379	339
Synopsys Inc (a)	4,809	206	Southern Co/The	33,579	1,643
Teradata Corp (a)	1,391	34	TECO Energy Inc	8,748	237
Western Digital Corp	9,200	441	WEC Energy Group Inc	230,372	12,723
		$43,269	Westar Energy Inc	5,271	230
			Xcel Energy Inc	21,936	838
Consumer Products - 0.05%					$50,056
Avery Dennison Corp	652	40
Clorox Co/The	2,770	357	Electrical Components & Equipment - 0.02%
Kimberly-Clark Corp	3,444	442	Emerson Electric Co	7,859	361
		$839	Energizer Holdings Inc	2,376	76

Cosmetics & Personal Care - 0.98%					$437
Avon Products Inc	13,803	47	Electronics - 1.80%
Colgate-Palmolive Co	175,411	11,845	Agilent Technologies Inc	8,000	301
Procter & Gamble Co/The	64,845	5,297	Arrow Electronics Inc (a)	3,337	172
		$17,189	Avnet Inc	4,738	189
			Corning Inc	48,578	904
Distribution & Wholesale - 0.01%			Fitbit Inc (a)	873	15
Fossil Group Inc (a)	418	13
			FLIR Systems Inc	2,162	63
Genuine Parts Co	253	22	Garmin Ltd	3,985	140
Ingram Micro Inc	5,280	149	Gentex Corp	5,973	82
WESCO International Inc (a)	1,602	65
			Honeywell International Inc	280,949	28,994
		$249	Jabil Circuit Inc	5,776	115
Diversified Financial Services - 2.01%			Keysight Technologies Inc (a)	1,251	29
Air Lease Corp	3,614	93	National Instruments Corp	3,269	93
American Express Co	374,502	20,036	PerkinElmer Inc	3,405	165
Ameriprise Financial Inc	718	65	Trimble Navigation Ltd (a)	8,534	165
BlackRock Inc	2,046	643	Tyco International Plc	3,046	105
Charles Schwab Corp/The	7,837	200			$31,532
CME Group Inc/IL	7,662	688
CoreLogic Inc/United States (a)	1,797	64	Energy - Alternate Sources - 0.01%
			First Solar Inc (a)	2,674	184
Discover Financial Services	18,979	869
E*TRADE Financial Corp (a)	10,057	237
FNF Group	9,931	322	Engineering & Construction - 0.05%
Franklin Resources Inc	17,046	591	AECOM (a)	4,647	128
Interactive Brokers Group Inc - A Shares	2,222	72	Chicago Bridge & Iron Co NV ADR	3,436	133
Intercontinental Exchange Inc	1,716	453	Fluor Corp	5,045	226
Invesco Ltd	302,436	9,052	Jacobs Engineering Group Inc (a)	4,487	176
Legg Mason Inc	2,466	76	SBA Communications Corp (a)	1,532	152
Nasdaq Inc	4,199	260			$815
Navient Corp	12,525	120
OneMain Holdings Inc (a)	1,902	50	Entertainment - 0.01%
Raymond James Financial Inc	4,549	199	Dolby Laboratories Inc	1,800	65
Santander Consumer USA Holdings Inc (a)	2,869	30	Gaming and Leisure Properties Inc	2,720	71
Synchrony Financial (a)	37,471	1,065	International Game Technology PLC	1,936	28
TD Ameritrade Holding Corp	1,784	49			$164
Waddell & Reed Financial Inc	436	12	Environmental Control - 0.08%
		$35,246	Clean Harbors Inc (a)	768	34
			Republic Services Inc	8,454	369
Electric - 2.86%			Waste Connections Inc	4,412	265
AES Corp/VA	23,371	222	Waste Management Inc	14,840	786
Ameren Corp	8,985	404
American Electric Power Co Inc	19,294	1,176			$1,454
Calpine Corp (a)	11,199	171	Food - 2.25%
CMS Energy Corp	10,288	400	Blue Buffalo Pet Products Inc (a)	1,372	23
Consolidated Edison Inc	12,609	875	Campbell Soup Co	2,587	146
Dominion Resources Inc/VA	13,515	975	ConAgra Foods Inc	14,362	598
DTE Energy Co	8,327	708	Flowers Foods Inc	1,313	27
Duke Energy Corp	16,550	1,246	General Mills Inc	152,300	8,607
Edison International	7,813	483	Ingredion Inc	2,178	219
Entergy Corp	108,395	7,650	JM Smucker Co/The	110,610	14,194
Eversource Energy	7,615	410	Kellogg Co	584	43
Exelon Corp	33,497	991	McCormick & Co Inc/MD	135,300	11,902
FirstEnergy Corp	18,854	623	Mondelez International Inc	56,571	2,438
Great Plains Energy Inc	5,782	161	Pilgrim's Pride Corp (a)	2,053	46
MDU Resources Group Inc	7,303	123	Pinnacle Foods Inc	4,180	179
NextEra Energy Inc	129,014	14,412	Safeway, Inc. - CVR - Casa Ley (a),(b)	16,993	—
NRG Energy Inc	11,728	125	Safeway, Inc. - CVR - Property Development	16,993	—
OGE Energy Corp	7,000	184	Centers (a),(b),(c)

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Home Builders (continued)
Sysco Corp	9,779	$389	Toll Brothers Inc (a)	4,065	$112
Tyson Foods Inc	12,063	644			$681
Whole Foods Market Inc	1,270	37
		$39,492	Home Furnishings - 0.02%
			Whirlpool Corp	2,460	331
Forest Products & Paper - 0.01%
Domtar Corp	2,553	83
International Paper Co	3,839	131	Housewares - 0.01%
			Newell Rubbermaid Inc	4,545	176
		$214	Scotts Miracle-Gro Co/The	617	43
Gas - 0.15%			Tupperware Brands Corp	331	15
AGL Resources Inc	4,375	278			$234
Atmos Energy Corp	4,016	278
CenterPoint Energy Inc	15,385	275	Insurance - 4.08%
			Aflac Inc	19,972	1,158
National Fuel Gas Co	2,872	130	Alleghany Corp (a)	573	274
NiSource Inc	11,242	236	Allied World Assurance Co Holdings AG	3,786	139
Questar Corp	6,183	126
Sempra Energy	9,109	863	Allstate Corp/The	19,706	1,194
			American Financial Group Inc/OH	2,623	186
UGI Corp	6,742	229	American International Group Inc	469,222	26,501
Vectren Corp	3,693	155	American National Insurance Co	488	47
		$2,570	AmTrust Financial Services Inc	1,521	87
Hand & Machine Tools - 0.69%			Arch Capital Group Ltd (a)	4,418	298
Kennametal Inc	2,620	46	Arthur J Gallagher & Co	2,977	112
Lincoln Electric Holdings Inc	581	31	Aspen Insurance Holdings Ltd	2,591	121
Regal Beloit Corp	1,596	90	Assurant Inc	2,537	206
Stanley Black & Decker Inc	126,128	11,899	Assured Guaranty Ltd	5,735	136
		$12,066	Axis Capital Holdings Ltd	3,758	203
			Berkshire Hathaway Inc - Class B (a)	41,565	5,394
Healthcare - Products - 3.58%			Brown & Brown Inc	4,402	133
Abbott Laboratories	289,236	10,947	Chubb Ltd	126,166	14,266
Baxter International Inc	4,638	170	Cincinnati Financial Corp	5,899	340
Becton Dickinson and Co	75,000	10,903	CNA Financial Corp	1,640	55
Boston Scientific Corp (a)	29,414	516
			Endurance Specialty Holdings Ltd	2,416	150
Cooper Cos Inc/The	570	75	Everest Re Group Ltd	1,570	281
Danaher Corp	16,227	1,406	Hanover Insurance Group Inc/The	1,794	146
DENTSPLY International Inc	3,634	214	Hartford Financial Services Group Inc/The	263,461	10,585
Hill-Rom Holdings Inc	412	20	Lincoln National Corp	8,599	339
Medtronic PLC	464,856	35,292	Loews Corp	10,590	392
Patterson Cos Inc	1,561	66	Markel Corp (a)	438	368
QIAGEN NV (a)	7,870	179
			Marsh & McLennan Cos Inc	5,181	276
St Jude Medical Inc	7,240	383	Mercury General Corp	1,329	62
Stryker Corp	3,991	396	MetLife Inc	35,252	1,574
Teleflex Inc	1,419	192	Old Republic International Corp	9,847	178
Thermo Fisher Scientific Inc	9,780	1,291	ProAssurance Corp	2,325	117
VWR Corp (a)	1,180	29
			Progressive Corp/The	32,076	1,002
Zimmer Biomet Holdings Inc	6,191	614	Prudential Financial Inc	18,735	1,313
		$62,693	Reinsurance Group of America Inc	2,443	206
Healthcare - Services - 3.21%			RenaissanceRe Holdings Ltd	1,689	190
Aetna Inc	104,732	10,666	StanCorp Financial Group Inc	1,582	181
Anthem Inc	94,274	12,302	Torchmark Corp	4,521	246
Cigna Corp	75,200	10,047	Travelers Cos Inc/The	14,121	1,512
Community Health Systems Inc (a)	4,521	97	Unum Group	8,908	255
DaVita HealthCare Partners Inc (a)	4,336	291	Validus Holdings Ltd	3,359	149
HCA Holdings Inc (a)	12,616	878	Voya Financial Inc	7,668	235
Health Net Inc/CA (a)	2,370	157	Willis Towers Watson PLC	2,003	229
Humana Inc	263	43	WR Berkley Corp	3,536	177
Laboratory Corp of America Holdings (a)	2,280	256	XL Group PLC	10,529	382
LifePoint Health Inc (a)	1,553	108			$71,395
MEDNAX Inc (a)	1,527	106
			Internet - 0.06%
Quest Diagnostics Inc	4,992	328	Expedia Inc	1,320	133
UnitedHealth Group Inc	179,187	20,635	Symantec Corp	16,352	325
Universal Health Services Inc	2,620	295	Yahoo! Inc (a)	22,430	662
		$56,209			$1,120

Holding Companies - Diversified - 0.01%			Iron & Steel - 0.05%
Leucadia National Corp	9,988	165	Nucor Corp	13,901	543
			Reliance Steel & Aluminum Co	2,842	162
Home Builders - 0.04%			Steel Dynamics Inc	7,997	147
DR Horton Inc	6,802	187			$852
Lennar Corp - A Shares	3,653	154	Leisure Products & Services - 0.73%
Lennar Corp - B Shares	622	22	Brunswick Corp/DE	1,194	48
PulteGroup Inc	12,269	206	Carnival Corp	253,315	12,193
			Harley-Davidson Inc	3,182	127

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Leisure Products & Services (continued)			Miscellaneous Manufacturers (continued)
Norwegian Cruise Line Holdings Ltd (a)	517	$23	Trinity Industries Inc	5,732	$123
Royal Caribbean Cruises Ltd	4,116	337			$12,033

		$12,728	Office & Business Equipment - 0.03%
Lodging - 0.02%			Pitney Bowes Inc	4,981	97
Hyatt Hotels Corp (a)	1,387	54	Xerox Corp	36,400	355
MGM Resorts International (a)	13,571	272			$452

		$326	Oil & Gas - 8.71%
Machinery - Construction & Mining - 0.07%			Anadarko Petroleum Corp	12,064	472
Babcock & Wilcox Enterprises Inc (a)	2,489	51	Antero Resources Corp (a)	2,818	77
Caterpillar Inc	16,296	1,014	Apache Corp	9,011	383
Joy Global Inc	3,158	32	BP PLC ADR	658,080	21,302
Oshkosh Corp	2,691	89	California Resources Corp	11,420	16
Terex Corp	3,929	88	Chesapeake Energy Corp	18,863	64
		$1,274	Chevron Corp	199,467	17,248
			Cobalt International Energy Inc (a)	13,346	51
Machinery - Diversified - 0.57%			Concho Resources Inc (a)	4,324	411
AGCO Corp	2,680	131	ConocoPhillips	476,530	18,623
BWX Technologies Inc	3,606	108	Continental Resources Inc/OK (a)	2,116	45
Cummins Inc	1,822	164	CVR Energy Inc	933	33
Deere & Co	114,450	8,814	Denbury Resources Inc	17,700	28
Flowserve Corp	2,593	100	Devon Energy Corp	13,939	389
Roper Technologies Inc	2,366	415	Diamond Offshore Drilling Inc	3,005	56
SPX FLOW Inc (a)	1,640	39
			Diamondback Energy Inc	2,270	172
Xylem Inc/NY	6,430	231	Energen Corp	2,608	92
		$10,002	Ensco PLC	8,661	85
Media - 2.01%			EOG Resources Inc	160,978	11,433
AMC Networks Inc (a)	115,488	8,406	EP Energy Corp (a)	5,258	20
Cable One Inc	127	55	EQT Corp	92,480	5,710
Cablevision Systems Corp	6,026	192	Exxon Mobil Corp	284,129	22,119
Comcast Corp - Class A	203,878	11,358	Gulfport Energy Corp (a)	3,929	116
Discovery Communications Inc - A Shares (a)	881	24	Helmerich & Payne Inc	3,452	175
Discovery Communications Inc - C Shares (a)	1,447	39	Hess Corp	8,510	362
DISH Network Corp (a)	1,669	81	HollyFrontier Corp	5,841	204
Gannett Co Inc	4,781	71	Kosmos Energy Ltd (a)	6,377	29
John Wiley & Sons Inc	1,875	79	Laredo Petroleum Inc (a)	5,271	41
Liberty Media Corp - A Shares (a)	3,848	141	Marathon Oil Corp	23,354	227
Liberty Media Corp - C Shares (a)	6,997	249	Marathon Petroleum Corp	137,992	5,766
News Corp - A Shares	13,594	176	Murphy Oil Corp	6,250	123
News Corp - B Shares	5,085	68	Murphy USA Inc (a)	1,660	96
TEGNA Inc	7,904	190	Nabors Industries Ltd	12,556	92
Thomson Reuters Corp	11,209	419	Noble Corp plc	9,486	74
Time Warner Inc	184,597	13,003	Noble Energy Inc	10,306	334
Twenty-First Century Fox Inc - A Shares	8,979	242	Occidental Petroleum Corp	358,701	24,689
Twenty-First Century Fox Inc - B Shares	13,045	354	Patterson-UTI Energy Inc	6,084	88
		$35,147	PBF Energy Inc	3,749	131
			Phillips 66	224,678	18,008
Metal Fabrication & Hardware - 0.04%			Pioneer Natural Resources Co	3,564	442
Precision Castparts Corp	2,659	625	QEP Resources Inc	7,176	92
Timken Co/The	2,783	74	Range Resources Corp	5,290	156
Valmont Industries Inc	922	98	Rice Energy Inc (a)	2,588	30
		$797	Rowan Cos Plc	5,202	66
			Seadrill Ltd (a)	16,646	34

Mining - 0.05%			SM Energy Co	2,392	33
Alcoa Inc	43,468	317	Southwestern Energy Co (a)	13,142	117
Freeport-McMoRan Inc	36,404	168
Newmont Mining Corp	17,804	355	Tesoro Corp	6,915	603
			Valero Energy Corp	21,090	1,431
		$840	Whiting Petroleum Corp (a)	6,651	49
Miscellaneous Manufacturers - 0.69%			WPX Energy Inc (a)	8,753	47
AptarGroup Inc	2,048	149			$152,484
Carlisle Cos Inc	1,878	157
Colfax Corp (a)	3,306	73	Oil & Gas Services - 0.64%
Crane Co	2,026	97	Baker Hughes Inc	10,407	453
			Cameron International Corp (a)	6,559	431
Donaldson Co Inc	880	25	Dril-Quip Inc (a)	1,614	95
Dover Corp	5,573	326	FMC Technologies Inc (a)	3,312	83
Eaton Corp PLC	15,861	801
General Electric Co	305,373	8,886	Frank's International NV	2,669	39
Ingersoll-Rand PLC	8,989	463	Halliburton Co	36,309	1,154
ITT Corp	3,463	112	National Oilwell Varco Inc	21,634	704
			NOW Inc (a)	3,634	49
Parker-Hannifin Corp	2,857	278
Pentair PLC	6,116	288	Oceaneering International Inc	3,155	107
Textron Inc	7,463	255	RPC Inc	3,194	40
			Schlumberger Ltd	107,358	7,758

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas Services (continued)			REITS (continued)
Superior Energy Services Inc	6,247	$64	Host Hotels & Resorts Inc	25,684	$356
Targa Resources Corp	1,555	35	Iron Mountain Inc	4,180	115
Weatherford International PLC (a)	26,646	180	Kilroy Realty Corp	3,228	180
		$11,192	Kimco Realty Corp	14,398	391
			Liberty Property Trust	5,557	163
Packaging & Containers - 0.05%			Macerich Co/The	5,472	427
Bemis Co Inc	3,389	162	MFA Financial Inc	14,108	90
Crown Holdings Inc (a)	3,055	140
			Mid-America Apartment Communities Inc	2,757	259
Graphic Packaging Holding Co	6,596	75	National Retail Properties Inc	4,959	213
Owens-Illinois Inc (a)	5,205	68
			Omega Healthcare Investors Inc	4,842	153
Sonoco Products Co	3,929	155	Outfront Media Inc	4,434	96
WestRock Co	8,215	290	Piedmont Office Realty Trust Inc	6,200	115
		$890	Plum Creek Timber Co Inc	3,919	159
Pharmaceuticals - 9.75%			Post Properties Inc	1,614	92
Alkermes PLC (a)	805	26	Prologis Inc	26,865	1,060
Allergan plc (a)	5,141	1,462	Public Storage	2,159	547
Baxalta Inc	6,270	251	Rayonier Inc	4,465	94
Cardinal Health Inc	137,979	11,227	Realty Income Corp	15,045	839
Endo International PLC (a)	3,430	190	Regency Centers Corp	3,463	251
Express Scripts Holding Co (a)	5,961	428	Retail Properties of America Inc	9,200	143
Herbalife Ltd (a)	449	21	Senior Housing Properties Trust	8,489	123
Johnson & Johnson	525,721	54,907	Simon Property Group Inc	58,400	10,879
Merck & Co Inc	475,295	24,083	SL Green Realty Corp	3,372	326
Mylan NV (a)	5,109	269	Starwood Property Trust Inc	8,638	164
Perrigo Co PLC	4,788	692	Two Harbors Investment Corp	13,365	102
Pfizer Inc	1,088,310	33,183	UDR Inc	9,243	329
Quintiles Transnational Holdings Inc (a)	399	24	Ventas Inc	13,347	738
Sanofi ADR	560,516	23,340	VEREIT Inc	30,340	234
Teva Pharmaceutical Industries Ltd ADR	335,371	20,619	Vornado Realty Trust	4,511	399
VCA Inc (a)	433	22	Weingarten Realty Investors	4,804	168
		$170,744	Welltower Inc	11,222	698
			Weyerhaeuser Co	24,314	623
Pipelines - 0.11%			WP Carey Inc	3,668	214
Columbia Pipeline Group Inc	10,683	198			$28,061
Kinder Morgan Inc/DE	70,288	1,156
ONEOK Inc	4,725	118	Retail - 2.05%
Spectra Energy Corp	16,112	442	Best Buy Co Inc	10,599	296
		$1,914	Coach Inc	7,829	290
			CST Brands Inc	933	36
Real Estate - 0.01%			CVS Health Corp	5,088	491
Four Corners Property Trust Inc	1,657	28	Darden Restaurants Inc	3,530	223
Jones Lang LaSalle Inc	598	84	Dick's Sporting Goods Inc	1,402	55
RMR Group Inc/The (a)	188	4	Dillard's Inc	869	61
		$116	Foot Locker Inc	926	62
REITS - 1.60%			GameStop Corp	4,053	106
Alexandria Real Estate Equities Inc	2,547	202	Home Depot Inc/The	92,000	11,570
			JC Penney Co Inc (a)	10,669	77
American Campus Communities Inc	4,211	178
			Kohl's Corp	6,936	345
American Homes 4 Rent	5,639	84	Liberty Interactive Corp QVC Group (a)	6,364	166
Annaly Capital Management Inc	31,767	302
Apartment Investment & Management Co	5,587	219	Macy's Inc	3,421	138
Apple Hospitality REIT Inc	6,835	125	MSC Industrial Direct Co Inc	1,276	83
AvalonBay Communities Inc	6,681	1,146	Nu Skin Enterprises Inc	1,828	58
Boston Properties Inc	311	36	Penske Automotive Group Inc	1,303	41
Brandywine Realty Trust	6,682	86	PVH Corp	2,846	209
			Rite Aid Corp (a)	13,305	104
Brixmor Property Group Inc	6,514	173
Camden Property Trust	3,167	242	Staples Inc	22,264	199
Care Capital Properties Inc	3,251	97	Target Corp	211,343	15,306
CBL & Associates Properties Inc	7,113	76	Tiffany & Co	1,006	64
			Vista Outdoor Inc (a)	1,980	95
Chimera Investment Corp	7,086	88
Columbia Property Trust Inc	4,438	99	Walgreens Boots Alliance Inc	25,663	2,046
Corporate Office Properties Trust	4,283	95	Wal-Mart Stores Inc	54,832	3,639
Corrections Corp of America	4,394	127	Wendy's Co/The	7,308	75
Digital Realty Trust Inc	2,200	176	World Fuel Services Corp	2,445	95
Douglas Emmett Inc	5,424	160			$35,930
Duke Realty Corp	12,085	243	Savings & Loans - 0.03%
Empire State Realty Trust Inc	3,267	54	First Niagara Financial Group Inc	13,661	134
Equity Commonwealth (a)	5,008	135	New York Community Bancorp Inc	15,652	242
Equity Residential	17,092	1,318	People's United Financial Inc	11,625	167
Essex Property Trust Inc	3,830	816	TFS Financial Corp	3,650	64
General Growth Properties Inc	13,838	388			$607
HCP Inc	11,066	398
Healthcare Trust of America Inc	4,390	123	Semiconductors - 3.73%
Hospitality Properties Trust	5,711	135	Analog Devices Inc	622	33

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors (continued)			Water (continued)
Applied Materials Inc	11,735	$207	Aqua America Inc	6,801		$214
Broadcom Corp	12,241	669				$639
Intel Corp	495,975	15,386	TOTAL COMMON STOCKS			$1,672,299
Lam Research Corp	1,572	113	INVESTMENT COMPANIES - 4.06%	Shares Held	Value(000	's)
Marvell Technology Group Ltd	14,989	133
Maxim Integrated Products Inc	6,371	213	Publicly Traded Investment Fund - 4.06%
Micron Technology Inc (a)	23,912	264	Cash Account Trust - Government & Agency	2,497,621		2,498
NVIDIA Corp	12,942	379	Portfolio - Government Cash Managed
ON Semiconductor Corp (a)	1,659	14	First American Government Obligations Fund	21,512,055		21,512
QUALCOMM Inc	429,895	19,491	Goldman Sachs Financial Square Funds -	47,117,451		47,117
Teradyne Inc	7,604	148	Government Fund
Texas Instruments Inc	526,696	27,878				$71,127
Xilinx Inc	6,826	343	TOTAL INVESTMENT COMPANIES			$71,127
		$65,271	Total Investments			$1,743,426
			Other Assets in Excess of Liabilities, Net - 0.46%			$8,042
Software - 3.86%			TOTAL NET ASSETS - 100.00%			$1,751,468
Activision Blizzard Inc	20,809	725
Allscripts Healthcare Solutions Inc (a)	5,258	73
ANSYS Inc (a)	2,435	215	(a) Non-Income Producing Security
Autodesk Inc (a)	1,373	64	(b)		Fair value of these investments is determined in good faith by the Manager
Black Knight Financial Services Inc (a)	207	6	under procedures established and periodically reviewed by the Board of
CA Inc	10,586	304	Directors. At the end of the period, the fair value of these securities totaled
Dun & Bradstreet Corp/The	1,045	103	$0 or 0.00% of net assets.
Fidelity National Information Services Inc	3,823	228	(c)		Security is Illiquid. At the end of the period, the value of these securities
Microsoft Corp	699,951	38,560	totaled $0 or 0.00% of net assets.
Nuance Communications Inc (a)	8,379	148
Oracle Corp	742,423	26,957
Paychex Inc	6,208	297
SS&C Technologies Holdings Inc	347	22	Portfolio Summary (unaudited)
		$67,702	Sector			Percent
			Consumer, Non-cyclical			24.52%
Telecommunications - 3.67%			Financial			21.68%
ARRIS International PLC (a)	4,019	102
			Industrial			12.80%
AT&T Inc	432,338	15,590	Technology			10.07%
CenturyLink Inc	19,788	503	Energy			9.47%
Cisco Systems Inc	173,723	4,133	Communications			5.75%
CommScope Holding Co Inc (a)	2,280	51
EchoStar Corp (a)	1,529	54	Consumer, Cyclical			5.73%
			Exchange Traded Funds			4.06%
Frontier Communications Corp	37,966	173	Utilities			3.05%
Juniper Networks Inc	11,162	263	Basic Materials			2.40%
Level 3 Communications Inc (a)	6,126	299
			Diversified			0.01%
Telephone & Data Systems Inc	4,056	94	Other Assets in Excess of Liabilities, Net			0.46%
T-Mobile US Inc (a)	9,406	378
United States Cellular Corp (a)	1,261	48	TOTAL NET ASSETS			100.00%
Verizon Communications Inc	853,714	42,660
Zayo Group Holdings Inc (a)	855	21
		$64,369

Textiles - 0.01%
Mohawk Industries Inc (a)	691	115

Toys, Games & Hobbies - 0.00%
Hasbro Inc	890	66

Transportation - 1.68%
CSX Corp	24,980	575
FedEx Corp	65,524	8,707
Genesee & Wyoming Inc (a)	1,087	54
Golar LNG Ltd	2,852	53
Kirby Corp (a)	1,977	100
Norfolk Southern Corp	133,287	9,397
Ryder System Inc	1,849	98
Teekay Corp	2,652	18
Union Pacific Corp	145,004	10,440
		$29,442

Trucking & Leasing - 0.01%
AMERCO	186	68
GATX Corp	1,749	72
		$140

Water - 0.04%
American Water Works Co Inc	6,544	425

See accompanying notes

		Schedule of Investments
LargeCap Value Fund III
January 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2016	Long	785	$78,144	$75,756	$(2,388)
Total					$(2,388)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 99.78%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.37%			Insurance (continued)
TransDigm Group Inc (a)	1,054,959	$237,081	White Mountains Insurance Group Ltd	117,436	$83,742
			Willis Towers Watson PLC	829,842	94,992
					$1,289,661
Banks - 1.14%
M&T Bank Corp	1,035,280	114,067	Internet - 3.15%
			Liberty Ventures (a)	3,399,681	133,709
			VeriSign Inc (a)	2,394,652	181,036
Building Materials - 1.07%
Armstrong World Industries Inc (a)	1,102,684	42,652			$314,745
Martin Marietta Materials Inc	511,622	64,249	Leisure Products & Services - 0.52%
		$106,901	Liberty TripAdvisor Holdings Inc (a)	2,320,097	51,808

Chemicals - 2.40%
Air Products & Chemicals Inc	1,177,024	149,141	Machinery - Diversified - 2.26%
Ecolab Inc	536,240	57,844	Roper Technologies Inc	1,289,068	226,451
Platform Specialty Products Corp (a)	4,276,312	32,628
		$239,613	Media - 6.09%
Commercial Services - 10.05%			Charter Communications Inc (a)	146,400	25,087
KAR Auction Services Inc	3,555,148	118,813	FactSet Research Systems Inc	374,452	56,430
Live Nation Entertainment Inc (a)	3,407,734	77,356	Liberty Broadband Corp - A Shares (a)	811,884	38,646
Macquarie Infrastructure Corp	1,829,553	122,690	Liberty Broadband Corp - C Shares (a)	2,185,643	102,725
McGraw Hill Financial Inc	2,015,786	171,382	Liberty Global PLC - A Shares (a)	1,075,512	37,008
Moody's Corp	2,508,829	223,637	Liberty Global PLC - C Shares (a)	4,269,038	142,202
PayPal Holdings Inc (a)	2,375,381	85,846	Liberty Global Plc LiLAC - A Shares (a)	53,775	1,893
Robert Half International Inc	750,824	32,864	Liberty Global Plc LiLAC - C Shares (a)	190,531	7,021
Verisk Analytics Inc (a)	2,358,952	172,203	Liberty Media Corp - A Shares (a)	1,573,790	57,632
		$1,004,791	Liberty Media Corp - C Shares (a)	3,958,476	140,882
					$609,526
Distribution & Wholesale - 0.84%
Fastenal Co	1,133,910	45,992	Miscellaneous Manufacturers - 1.06%
HD Supply Holdings Inc (a)	1,448,309	38,047	Colfax Corp (a)	4,786,463	105,972
		$84,039

Diversified Financial Services - 3.34%			Packaging & Containers - 0.19%
AerCap Holdings NV (a)	2,381,500	73,136	WestRock Co	552,195	19,481
FNF Group	5,732,378	185,614
FNFV Group (a)	1,650,324	15,480	Pharmaceuticals - 3.54%
LPL Financial Holdings Inc	1,974,539	60,066	Mead Johnson Nutrition Co	1,771,251	128,398
		$334,296	Zoetis Inc	5,248,527	225,949
Electric - 1.45%					$354,347
Brookfield Infrastructure Partners LP	3,373,375	121,273	Private Equity - 1.03%
Brookfield Renewable Energy Partners LP/CA	905,528	24,024	KKR & Co LP	2,228,270	30,371
		$145,297	Onex Corp	1,218,046	72,450
Electronics - 0.70%					$102,821
Sensata Technologies Holding NV (a)	1,900,293	69,741
			Real Estate - 6.91%
			Brookfield Asset Management Inc	15,800,525	473,384
Engineering & Construction - 3.02%			Brookfield Property Partners LP	1,826,240	38,095
SBA Communications Corp (a)	3,043,941	302,202	CBRE Group Inc (a)	3,955,542	110,637
			Howard Hughes Corp/The (a)	728,758	69,254
					$691,370
Healthcare - Products - 2.66%
Becton Dickinson and Co	783,028	113,829	REITS - 3.41%
CR Bard Inc	830,621	152,228	Crown Castle International Corp	1,567,273	135,099
		$266,057	Equinix Inc	362,901	112,706
			Forest City Realty Trust Inc (a)	4,719,093	92,966
Healthcare - Services - 1.08%					$340,771
DaVita HealthCare Partners Inc (a)	1,612,855	108,255
			Retail - 17.57%
			AutoZone Inc (a)	255,257	195,882
Holding Companies - Diversified - 0.92%			CarMax Inc (a)	4,648,406	205,367
Leucadia National Corp	5,534,656	91,654	Copart Inc (a)	2,080,169	69,706
			Dollar General Corp	872,550	65,494
Home Builders - 0.50%			Dollar Tree Inc (a)	2,440,539	198,465
Lennar Corp - A Shares	1,187,300	50,045	Liberty Interactive Corp QVC Group (a)	6,216,730	162,008
			O'Reilly Automotive Inc (a)	1,078,755	281,447
			Restaurant Brands International Inc	4,390,664	147,438
Insurance - 12.89%			Ross Stores Inc	3,715,149	209,014
Alleghany Corp (a)	95,593	45,686
			Signet Jewelers Ltd	1,074,686	124,663
Aon PLC	3,459,632	303,859	TJX Cos Inc/The	1,365,604	97,286
Arch Capital Group Ltd (a)	873,705	59,019
Brown & Brown Inc	3,697,414	111,847			$1,756,770
Loews Corp	4,571,386	169,187	Semiconductors - 1.26%
Markel Corp (a)	431,667	362,799	Microchip Technology Inc	2,806,905	125,777
Progressive Corp/The	1,872,969	58,530

See accompanying notes

		Schedule of Investments
		MidCap Fund
		January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Software - 5.48%
Autodesk Inc (a)	2,929,555	$ 137,162
CDK Global Inc	1,262,968	55,634
Fidelity National Information Services Inc	2,480,054	148,134
Intuit Inc	1,322,305	126,293
MSCI Inc	1,177,449	81,055
		$548,278

Telecommunications - 1.60%
EchoStar Corp (a)	1,191,099	41,843
Motorola Solutions Inc	1,763,362	117,740
		$159,583

Textiles - 1.28%
Mohawk Industries Inc (a)	770,992	128,301

TOTAL COMMON STOCKS		$9,979,701
INVESTMENT COMPANIES - 0.26%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.26%
Goldman Sachs Financial Square Funds -	25,717,428	25,717
Government Fund

TOTAL INVESTMENT COMPANIES		$25,717
Total Investments		$10,005,418
Liabilities in Excess of Other Assets, Net - (0.04)%		$(4,427)
TOTAL NET ASSETS - 100.00%		$10,000,991

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.72%
Consumer, Cyclical		20.71%
Consumer, Non-cyclical		17.33%
Communications		10.84%
Industrial		10.67%
Technology		6.74%
Basic Materials		2.40%
Utilities		1.45%
Diversified		0.92%
Exchange Traded Funds		0.26%
Liabilities in Excess of Other Assets, Net		(0.04)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 97.39%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 1.42%			Home Furnishings - 1.66%
Orbital ATK Inc	19,015	$1,716	Harman International Industries Inc	26,840	$1,997

Airlines - 1.23%			Housewares - 2.05%
Southwest Airlines Co	39,414	1,483	Newell Rubbermaid Inc	63,861	2,476

Apparel - 2.35%			Internet - 3.14%
Under Armour Inc (a)	33,171	2,834	Expedia Inc	24,076	2,433
			LinkedIn Corp (a)	6,814	1,348
					$3,781
Automobile Parts & Equipment - 3.59%
Delphi Automotive PLC	21,164	1,374	Leisure Products & Services - 1.77%
Mobileye NV (a)	68,581	1,861	Norwegian Cruise Line Holdings Ltd (a)	46,964	2,131
Visteon Corp	16,237	1,086
		$4,321	Media - 1.09%
Banks - 1.60%			AMC Networks Inc (a)	18,108	1,318
SVB Financial Group (a)	7,357	745
Zions Bancorporation	51,916	1,178	Oil & Gas - 1.89%
		$1,923	Newfield Exploration Co (a)	35,640	1,036
Beverages - 7.39%			Pioneer Natural Resources Co	10,000	1,239
Constellation Brands Inc	32,320	4,928			$2,275
Molson Coors Brewing Co	16,457	1,489	Pharmaceuticals - 3.79%
Monster Beverage Corp (a)	18,419	2,487
			DexCom Inc (a)	19,932	1,421
		$8,904	Zoetis Inc	73,025	3,143
Biotechnology - 1.82%					$4,564
Alnylam Pharmaceuticals Inc (a)	6,396	441
			Retail - 7.97%
BioMarin Pharmaceutical Inc(a)	17,150	1,269	Burlington Stores Inc (a)	31,088	1,670
Incyte Corp (a)	6,928	489
			Foot Locker Inc	17,700	1,196
		$2,199	Tractor Supply Co	28,055	2,478
Building Materials - 3.43%			Ulta Salon Cosmetics & Fragrance Inc (a)	23,544	4,265
Fortune Brands Home & Security Inc	36,670	1,782			$9,609
Masco Corp	89,209	2,354	Semiconductors - 1.49%
		$4,136	Microsemi Corp (a)	56,863	1,802
Commercial Services - 8.22%
Booz Allen Hamilton Holding Corp	90,454	2,559	Software - 14.10%
Cintas Corp	22,066	1,896	Activision Blizzard Inc	120,370	4,191
ManpowerGroup Inc	27,986	2,137	athenahealth Inc (a)	11,417	1,619
SEI Investments Co	23,570	925	Electronic Arts Inc (a)	53,485	3,452
Vantiv Inc (a)	50,675	2,384	Nuance Communications Inc (a)	169,087	2,981
		$9,901	Qlik Technologies Inc (a)	43,869	1,098
			ServiceNow Inc (a)	58,648	3,649
Diversified Financial Services - 3.44%
Intercontinental Exchange Inc	7,805	2,059			$16,990
Nasdaq Inc	33,565	2,081	Telecommunications - 3.62%
		$4,140	CommScope Holding Co Inc (a)	56,499	1,267
			Level 3 Communications Inc (a)	63,386	3,094
Electronics - 2.34%
Allegion PLC	46,584	2,821			$4,361
			Textiles - 1.45%
Energy - Alternate Sources - 1.28%			Mohawk Industries Inc (a)	10,504	1,748
First Solar Inc (a)	22,405	1,538
			Toys, Games & Hobbies - 1.30%
Environmental Control - 1.72%			Mattel Inc	56,600	1,562
Waste Connections Inc	34,629	2,077
			TOTAL COMMON STOCKS		$117,350
			INVESTMENT COMPANIES - 3.96%	Shares Held	Value(000	's)
Healthcare - Products - 7.92%
Edwards Lifesciences Corp (a)	45,905	3,590	Publicly Traded Investment Fund - 3.96%
Hologic Inc (a)	58,376	1,981	Goldman Sachs Financial Square Funds -	4,774,632	4,775
IDEXX Laboratories Inc (a)	40,268	2,825	Government Fund
Intuitive Surgical Inc (a)	2,113	1,143
		$9,539	TOTAL INVESTMENT COMPANIES		$4,775
			Total Investments		$122,125
Healthcare - Services - 3.08%			Liabilities in Excess of Other Assets, Net - (1.35)%			$(1,632)
Molina Healthcare Inc (a)	33,260	1,826
WellCare Health Plans Inc (a)	24,787	1,884	TOTAL NET ASSETS - 100.00%		$120,493
		$3,710

Home Builders - 1.24%			(a) Non-Income Producing Security
Lennar Corp - A Shares	35,448	1,494

See accompanying notes

Schedule of Investments
MidCap Growth Fund
January 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	32.22%
Consumer, Cyclical	24.61%
Technology	15.60%
Industrial	8.91%
Communications	7.85%
Financial	5.03%
Exchange Traded Funds	3.96%
Energy	3.17%
Liabilities in Excess of Other Assets, Net	(1.35)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2016 (unaudited)

COMMON STOCKS - 94.21%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.33%			Biotechnology (continued)
Clear Channel Outdoor Holdings Inc	2,707	$14	United Therapeutics Corp (a)	4,285	$528
Interpublic Group of Cos Inc/The	50,196	1,126			$9,858
Nielsen Holdings PLC	18,373	885	Building Materials - 1.72%
Omnicom Group Inc	26,340	1,932	Armstrong World Industries Inc (a)	2,768	107
		$3,957	Eagle Materials Inc	4,981	266
Aerospace & Defense - 1.85%			Fortune Brands Home & Security Inc	227,905	11,074
B/E Aerospace Inc	10,424	422	Lennox International Inc	4,030	483
Harris Corp	1,498	130	Martin Marietta Materials Inc	683	86
Rockwell Collins Inc	155,265	12,558	Masco Corp	25,264	667
Spirit AeroSystems Holdings Inc (a)	16,581	703	USG Corp (a)	9,225	165
TransDigm Group Inc (a)	38,445	8,640	Vulcan Materials Co	91,386	8,060
		$22,453			$20,908

Airlines - 0.51%			Chemicals - 1.05%
Alaska Air Group Inc	14,787	1,041	Airgas Inc	1,105	155
JetBlue Airways Corp (a)	20,198	431	Ashland Inc	434	41
Southwest Airlines Co	67,466	2,538	Axalta Coating Systems Ltd (a)	10,197	243
Spirit Airlines Inc (a)	7,032	294	Celanese Corp	2,363	150
United Continental Holdings Inc (a)	39,128	1,889	CF Industries Holdings Inc	22,985	690
		$6,193	Eastman Chemical Co	4,953	303
			Huntsman Corp	12,842	111
Apparel - 1.60%			International Flavors & Fragrances Inc	8,600	1,006
Carter's Inc	5,213	507	NewMarket Corp	882	334
Hanesbrands Inc	445,135	13,607	Platform Specialty Products Corp (a)	2,552	19
Michael Kors Holdings Ltd (a)	19,795	790	RPM International Inc	13,220	519
Ralph Lauren Corp	1,293	146	Sherwin-Williams Co/The	32,542	8,320
Skechers U.S.A. Inc (a)	11,939	337	Valspar Corp/The	5,934	465
Under Armour Inc (a)	48,186	4,116	WR Grace & Co (a)	5,287	430
		$19,503			$12,786

Automobile Manufacturers - 0.13%			Commercial Services - 7.66%
PACCAR Inc	31,847	1,563	Aaron's Inc	2,205	50
			Aramark	12,918	413
Automobile Parts & Equipment - 1.52%			Avis Budget Group Inc (a)	9,508	250
Allison Transmission Holdings Inc	10,215	243	Booz Allen Hamilton Holding Corp	203,132	5,747
BorgWarner Inc	265,195	7,787	Cintas Corp	6,561	564
Delphi Automotive PLC	29,539	1,918	CoStar Group Inc (a)	64,518	11,314
Lear Corp	7,660	795	Equifax Inc	97,318	10,296
Visteon Corp	4,044	270	Euronet Worldwide Inc (a)	119,270	9,514
WABCO Holdings Inc (a)	83,338	7,471	FleetCor Technologies Inc (a)	6,680	821
			Gartner Inc (a)	115,473	10,149
		$18,484
			Global Payments Inc	15,683	924
Banks - 2.21%			H&R Block Inc	16,092	548
East West Bancorp Inc	243,197	7,884	Hertz Global Holdings Inc (a)	38,442	349
Northern Trust Corp	110,835	6,881	KAR Auction Services Inc	5,276	176
Signature Bank/New York NY (a)	85,200	11,872	McGraw Hill Financial Inc	19,913	1,693
SVB Financial Group (a)	2,289	232	Moody's Corp	140,967	12,565
		$26,869	Morningstar Inc	2,076	167
			Quanta Services Inc (a)	3,244	61
Beverages - 2.14%
Brown-Forman Corp - A Shares	2,377	253	Robert Half International Inc	17,154	751
Brown-Forman Corp - B Shares	12,016	1,175	Rollins Inc	10,118	279
Coca-Cola Enterprises Inc	23,971	1,113	RR Donnelley & Sons Co	11,849	166
Constellation Brands Inc	86,092	13,127	Sabre Corp	11,712	300
Dr Pepper Snapple Group Inc	20,343	1,909	SEI Investments Co	10,149	398
Keurig Green Mountain Inc	9,352	835	Service Corp International/US	20,200	489
			ServiceMaster Global Holdings Inc (a)	10,397	439
Monster Beverage Corp (a)	55,847	7,541
			Total System Services Inc	19,845	797
		$25,953	United Rentals Inc (a)	10,743	515
Biotechnology - 0.81%			Vantiv Inc (a)	245,863	11,567
Alnylam Pharmaceuticals Inc (a)	5,661	390	Verisk Analytics Inc (a)	142,250	10,384
BioMarin Pharmaceutical Inc (a)	77,947	5,770	Western Union Co/The	60,180	1,074
Bluebird Bio Inc (a)	3,322	137	WEX Inc (a)	3,870	281
Charles River Laboratories International Inc	4,743	352			$93,041
(a)
Incyte Corp (a)	14,594	1,030	Computers - 4.11%
			Cadence Design Systems Inc (a)	38,096	745
Intercept Pharmaceuticals Inc (a)	1,450	154
Intrexon Corp (a)	4,524	132	CSRA Inc	270,094	7,233
Ionis Pharmaceuticals Inc (a)	11,129	433	DST Systems Inc	2,844	300
			Fortinet Inc (a)	14,485	408
Juno Therapeutics Inc (a)	1,167	32
			Genpact Ltd (a)	1,072,841	25,662
Medivation Inc (a)	14,581	477
			IHS Inc (a)	4,282	448
Puma Biotechnology Inc (a)	2,316	97
Seattle Genetics Inc (a)	9,891	326	Leidos Holdings Inc	1,371	63
			MAXIMUS Inc	130,490	6,964
			NetApp Inc	14,191	311

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics (continued)
Synopsys Inc (a)	169,957	$7,291	National Instruments Corp	2,800	$80
Teradata Corp (a)	10,388	253	PerkinElmer Inc	2,100	101
VeriFone Systems Inc (a)	11,531	270	Trimble Navigation Ltd (a)	360,885	6,961
		$49,948	Tyco International Plc	26,775	921
			Waters Corp (a)	8,992	1,090
Consumer Products - 1.29%					$20,570
Avery Dennison Corp	8,503	518
Church & Dwight Co Inc	151,050	12,688	Engineering & Construction - 0.95%
Clorox Co/The	11,457	1,479	AECOM (a)	2,614	72
Jarden Corp (a)	15,295	811	SBA Communications Corp (a)	113,972	11,315
Spectrum Brands Holdings Inc	2,357	224	TopBuild Corp (a)	4,390	117
		$15,720			$11,504

Cosmetics & Personal Care - 0.02%			Entertainment - 0.97%
Coty Inc	7,566	186	Cinemark Holdings Inc	11,590	342
			Gaming and Leisure Properties Inc	1,329	35
			International Game Technology PLC	7,262	105
Distribution & Wholesale - 3.01%			Lions Gate Entertainment Corp	146,126	3,822
Fastenal Co	253,455	10,280	Madison Square Garden Co/The (a)	1,988	306
Fossil Group Inc (a)	3,454	113
Genuine Parts Co	10,289	887	Regal Entertainment Group	9,163	158
HD Supply Holdings Inc (a)	16,825	442	Six Flags Entertainment Corp	139,678	7,021
Ingram Micro Inc	1,405	40			$11,789
LKQ Corp (a)	494,106	13,538	Environmental Control - 1.28%
Watsco Inc	89,501	10,401	Clean Harbors Inc (a)	3,935	174
WW Grainger Inc	4,568	898	Stericycle Inc (a)	127,487	15,343
		$36,599			$15,517

Diversified Financial Services - 4.75%			Food - 1.60%
Affiliated Managers Group Inc (a)	135,910	18,238	Blue Buffalo Pet Products Inc (a)	2,459	42
Air Lease Corp	936	24	Campbell Soup Co	13,046	736
Alliance Data Systems Corp (a)	51,656	10,320	ConAgra Foods Inc	7,708	321
Ally Financial Inc (a)	2,727	43	Flowers Foods Inc	14,356	295
Ameriprise Financial Inc	10,994	997	Hain Celestial Group Inc/The (a)	9,607	350
Artisan Partners Asset Management Inc	3,443	108	Hershey Co/The	10,600	934
CBOE Holdings Inc	8,144	543	Hormel Foods Corp	15,208	1,223
CoreLogic Inc/United States (a)	4,831	172	Ingredion Inc	2,904	292
Credit Acceptance Corp (a)	837	150	Kellogg Co	16,354	1,201
Eaton Vance Corp	11,346	325	McCormick & Co Inc/MD	133,407	11,736
Federated Investors Inc	9,368	237	Sprouts Farmers Market Inc (a)	14,443	329
Interactive Brokers Group Inc - A Shares	894	29	Sysco Corp	13,430	535
Intercontinental Exchange Inc	63,912	16,860	Tyson Foods Inc	4,149	221
Invesco Ltd	120,320	3,601	WhiteWave Foods Co/The (a)	12,745	481
Lazard Ltd	12,037	433	Whole Foods Market Inc	23,877	700
Legg Mason Inc	3,268	100			$19,396
LPL Financial Holdings Inc	77,547	2,359
NorthStar Asset Management Group Inc/New	17,923	207	Forest Products & Paper - 0.11%
York			International Paper Co	39,392	1,348
Santander Consumer USA Holdings Inc (a)	648	7
SLM Corp (a)	36,616	234	Hand & Machine Tools - 0.72%
T Rowe Price Group Inc	25,913	1,838	Lincoln Electric Holdings Inc	6,912	368
TD Ameritrade Holding Corp	24,616	679	Regal Beloit Corp	561	32
Waddell & Reed Financial Inc	7,565	208	Snap-on Inc	51,060	8,249
		$57,712	Stanley Black & Decker Inc	1,023	96
Electric - 0.02%					$8,745
Calpine Corp (a)	4,223	65	Healthcare - Products - 5.64%
ITC Holdings Corp	5,303	211	Alere Inc (a)	5,519	205
		$276	Align Technology Inc (a)	140,381	9,285
			Boston Scientific Corp (a)	7,555	132
Electrical Components & Equipment - 1.46%			Bruker Corp (a)	11,182	250
Acuity Brands Inc	48,561	9,831
AMETEK Inc	166,665	7,841	Cooper Cos Inc/The	47,601	6,243
Hubbell Inc	1,017	92	CR Bard Inc	5,402	990
		$17,764	DENTSPLY International Inc	6,606	389
			Edwards Lifesciences Corp (a)	86,689	6,779
Electronics - 1.69%			Globus Medical Inc (a)	317,352	7,918
Allegion PLC	6,991	423	Henry Schein Inc (a)	9,132	1,383
Amphenol Corp	31,729	1,573	Hill-Rom Holdings Inc	5,262	257
Fitbit Inc (a)	3,074	51	Hologic Inc (a)	17,822	605
FLIR Systems Inc	8,739	255	IDEXX Laboratories Inc (a)	198,716	13,939
Gentex Corp	15,271	209	Intuitive Surgical Inc (a)	12,727	6,883
GoPro Inc (a)	8,620	99	Patterson Cos Inc	4,986	212
Jabil Circuit Inc	4,122	82	ResMed Inc	16,233	920
Keysight Technologies Inc (a)	13,788	323	Sirona Dental Systems Inc (a)	97,967	10,413
Mettler-Toledo International Inc (a)	26,854	8,402	St Jude Medical Inc	18,159	960

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Leisure Products & Services (continued)
Varian Medical Systems Inc (a)	7,274	$561	Harley-Davidson Inc	7,582	$303
VWR Corp (a)	2,439	60	Norwegian Cruise Line Holdings Ltd (a)	8,792	399
Zimmer Biomet Holdings Inc	2,043	203	Polaris Industries Inc	6,397	473
		$68,587			$6,149

Healthcare - Services - 3.91%			Lodging - 0.32%
Acadia Healthcare Co Inc (a)	127,517	7,783	Choice Hotels International Inc	3,561	156
Centene Corp (a)	121,369	7,532	Extended Stay America Inc	7,111	91
DaVita HealthCare Partners Inc (a)	7,404	497	Hilton Worldwide Holdings Inc	37,792	673
Envision Healthcare Holdings Inc (a)	231,878	5,124	Marriott International Inc/MD	14,259	874
Health Net Inc/CA (a)	1,594	105	MGM Resorts International (a)	2,377	48
Laboratory Corp of America Holdings (a)	83,489	9,380	Starwood Hotels & Resorts Worldwide Inc	18,275	1,137
LifePoint Health Inc (a)	790	55	Wyndham Worldwide Corp	14,283	927
MEDNAX Inc (a)	233,597	16,226			$3,906
Premier Inc (a)	4,093	131
Tenet Healthcare Corp (a)	9,875	268	Machinery - Construction & Mining - 0.00%
			Babcock & Wilcox Enterprises Inc (a)	2,587	53
Universal Health Services Inc	3,334	375
		$47,476

Holding Companies - Diversified - 0.01%			Machinery - Diversified - 1.93%
Leucadia National Corp	4,775	79	BWX Technologies Inc	3,052	91
			Cognex Corp	8,280	267
			Flowserve Corp	6,187	239
Home Builders - 0.18%			Graco Inc	5,943	432
DR Horton Inc	20,574	566	IDEX Corp	7,022	509
Lennar Corp - A Shares	4,851	205	Middleby Corp/The (a)	156,866	14,175
Lennar Corp - B Shares	1,069	37	Nordson Corp	5,960	360
NVR Inc (a)	543	897	Rockwell Automation Inc	57,739	5,518
Thor Industries Inc	4,756	249	Roper Technologies Inc	4,727	830
Toll Brothers Inc (a)	6,348	175	Wabtec Corp/DE	11,341	725
		$2,129	Zebra Technologies Corp (a)	4,891	296

Home Furnishings - 0.78%					$23,442
Harman International Industries Inc	114,248	8,499	Media - 0.40%
Leggett & Platt Inc	13,575	563	AMC Networks Inc (a)	5,880	428
Tempur Sealy International Inc (a)	5,997	362	Cablevision Systems Corp	2,231	71
Whirlpool Corp	432	58	Charter Communications Inc (a)	5,454	935
		$9,482	Discovery Communications Inc - A Shares (a)	14,155	390
			Discovery Communications Inc - C Shares (a)	18,145	494
Housewares - 1.22%			FactSet Research Systems Inc	4,942	745
Newell Rubbermaid Inc	357,499	13,863	Scripps Networks Interactive Inc	9,045	551
Scotts Miracle-Gro Co/The	4,194	288	Sirius XM Holdings Inc (a)	269,727	998
Toro Co/The	5,669	423	Starz (a)	8,408	239
Tupperware Brands Corp	4,751	221			$4,851
		$14,795
			Metal Fabrication & Hardware - 0.00%
Insurance - 1.33%			Valmont Industries Inc	382	41
AmTrust Financial Services Inc	502	29
Aon PLC	20,505	1,801
Arthur J Gallagher & Co	12,498	470	Mining - 0.02%
Erie Indemnity Co	2,494	240	Compass Minerals International Inc	3,454	259
Markel Corp (a)	103	87
Willis Towers Watson PLC	118,404	13,553	Miscellaneous Manufacturers - 1.61%
		$16,180	AO Smith Corp	157,211	10,981
Internet - 1.38%			AptarGroup Inc	1,552	113
CDW Corp/DE	250,772	9,642	Carlisle Cos Inc	86,689	7,254
Expedia Inc	10,876	1,099	Donaldson Co Inc	11,905	336
F5 Networks Inc (a)	8,104	760	Ingersoll-Rand PLC	1,337	69
FireEye Inc (a)	12,809	180	Parker-Hannifin Corp	7,256	705
GoDaddy Inc (a)	2,579	79	Textron Inc	4,554	156
IAC/InterActiveCorp	7,447	387			$19,614
Liberty Ventures (a)	10,363	408
LinkedIn Corp (a)	7,961	1,575	Office & Business Equipment - 0.01%
Splunk Inc (a)	9,098	421	Pitney Bowes Inc	8,698	170
TripAdvisor Inc (a)	8,119	542
Twitter Inc (a)	41,124	691	Oil & Gas - 0.79%
VeriSign Inc (a)	11,963	904	Cabot Oil & Gas Corp	38,616	801
Yelp Inc (a)	6,285	132	Concho Resources Inc (a)	88,681	8,437
		$16,820	CVR Energy Inc	754	27
			HollyFrontier Corp	2,524	88
Iron & Steel - 0.01%			Memorial Resource Development Corp (a)	8,539	136
Steel Dynamics Inc	3,700	68	Murphy USA Inc (a)	697	40
			Range Resources Corp	1,154	34
Leisure Products & Services - 0.51%			Tesoro Corp	711	62
Brunswick Corp/DE	124,819	4,974			$9,625

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas Services - 0.04%			Retail (continued)
FMC Technologies Inc (a)	14,097	$355	Coach Inc	2,795	$104
Oceaneering International Inc	1,862	63	Copart Inc (a)	12,120	406
Targa Resources Corp	2,814	63	CST Brands Inc	6,685	259
		$481	Darden Restaurants Inc	6,486	409
			Dick's Sporting Goods Inc	6,540	256
Packaging & Containers - 0.99%			Dillard's Inc	558	39
Ball Corp	146,436	9,786	Dollar General Corp	414,667	31,125
Bemis Co Inc	1,726	83	Dollar Tree Inc (a)	16,751	1,362
Crown Holdings Inc (a)	7,951	365
			Domino's Pizza Inc	25,650	2,922
Graphic Packaging Holding Co	20,208	229	DSW Inc	981	24
Owens-Illinois Inc (a)	1,528	20
			Dunkin' Brands Group Inc	9,169	361
Packaging Corp of America	7,158	364	Foot Locker Inc	15,068	1,018
Sealed Air Corp	21,230	860	Gap Inc/The	23,081	571
Silgan Holdings Inc	4,330	229	GNC Holdings Inc	8,802	247
WestRock Co	4,425	156	Kate Spade & Co (a)	11,906	212
		$12,092	L Brands Inc	87,405	8,404
Pharmaceuticals - 2.66%			Liberty Interactive Corp QVC Group (a)	16,217	423
Agios Pharmaceuticals Inc (a)	2,317	98	lululemon athletica Inc (a)	10,483	651
Alkermes PLC (a)	11,479	368	Macy's Inc	26,075	1,054
AmerisourceBergen Corp	14,960	1,340	Michaels Cos Inc/The (a)	6,720	146
DexCom Inc (a)	5,764	411	MSC Industrial Direct Co Inc	1,723	112
Endo International PLC (a)	5,987	332	Nordstrom Inc	10,199	501
Herbalife Ltd (a)	5,806	268	Nu Skin Enterprises Inc	1,203	38
Jazz Pharmaceuticals PLC (a)	4,449	573	Office Depot Inc (a)	12,908	66
Mallinckrodt PLC (a)	3,328	193	O'Reilly Automotive Inc (a)	84,081	21,937
Mead Johnson Nutrition Co	14,738	1,068	Panera Bread Co (a)	2,467	479
OPKO Health Inc (a)	28,031	225	Penske Automotive Group Inc	2,144	67
Perrigo Co PLC	123,028	17,787	Rite Aid Corp (a)	42,436	331
Quintiles Transnational Holdings Inc (a)	7,393	450	Ross Stores Inc	292,512	16,457
VCA Inc (a)	7,819	401	Sally Beauty Holdings Inc (a)	200,170	5,516
Zoetis Inc	203,694	8,769	Signet Jewelers Ltd	5,842	678
		$32,283	Tiffany & Co	74,474	4,755
			Tractor Supply Co	121,409	10,721
Pipelines - 0.02%			Ulta Salon Cosmetics & Fragrance Inc (a)	6,933	1,256
ONEOK Inc	9,108	227	Urban Outfitters Inc (a)	9,004	206
			Vista Outdoor Inc (a)	1,066	51
Real Estate - 0.13%			Williams-Sonoma Inc	8,949	462
CBRE Group Inc (a)	32,174	900	World Fuel Services Corp	1,471	57
Four Corners Property Trust Inc	1,269	21			$138,135
Jones Lang LaSalle Inc	4,260	600	Semiconductors - 1.77%
		$1,521	Analog Devices Inc	29,528	1,590
REITS - 1.07%			Applied Materials Inc	49,499	874
Boston Properties Inc	14,522	1,688	Atmel Corp	39,727	320
			Integrated Device Technology Inc (a)	326,200	8,312
Columbia Property Trust Inc	2,092	47	IPG Photonics Corp (a)	3,320	268
Crown Castle International Corp	33,166	2,859
Digital Realty Trust Inc	10,060	806	KLA-Tencor Corp	11,636	780
Empire State Realty Trust Inc	5,963	99	Lam Research Corp	12,330	885
Equinix Inc	4,479	1,391	Linear Technology Corp	26,417	1,129
Equity LifeStyle Properties Inc	8,267	545	Maxim Integrated Products Inc	13,629	455
Extra Space Storage Inc	13,446	1,219	Microchip Technology Inc	22,688	1,017
Federal Realty Investment Trust	7,545	1,138	Monolithic Power Systems Inc	59,875	3,746
			ON Semiconductor Corp (a)	38,019	326
Healthcare Trust of America Inc	1,804	50	Qorvo Inc (a)	10,309	408
Iron Mountain Inc	7,732	213
Lamar Advertising Co	8,010	449	Skyworks Solutions Inc	13,846	954
Omega Healthcare Investors Inc	7,697	244	Xilinx Inc	9,506	478
Plum Creek Timber Co Inc	10,607	430			$21,542
Post Properties Inc	2,092	120	Shipbuilding - 0.07%
Tanger Factory Outlet Centers Inc	9,625	308	Huntington Ingalls Industries Inc	6,289	804
Taubman Centers Inc	2,401	170
Welltower Inc	16,975	1,056
Weyerhaeuser Co	8,126	208	Software - 9.12%
			Akamai Technologies Inc (a)	162,082	7,395
		$13,040	Allscripts Healthcare Solutions Inc (a)	6,983	96
Retail - 11.37%			ANSYS Inc (a)	119,796	10,565
Advance Auto Parts Inc	5,322	809	athenahealth Inc (a)	2,817	399
AutoNation Inc (a)	7,306	316	Autodesk Inc (a)	12,308	576
AutoZone Inc (a)	3,231	2,479	Black Knight Financial Services Inc (a)	2,479	75
Bed Bath & Beyond Inc (a)	20,674	892	Broadridge Financial Solutions Inc	15,448	827
Brinker International Inc	6,283	313	CDK Global Inc	11,616	512
Buffalo Wild Wings Inc (a)	32,127	4,893	Cerner Corp (a)	394,157	22,865
Burlington Stores Inc (a)	174,183	9,359	Citrix Systems Inc (a)	17,349	1,222
CarMax Inc (a)	15,222	672	Dun & Bradstreet Corp/The	1,282	126
Chipotle Mexican Grill Inc (a)	10,419	4,719	Electronic Arts Inc (a)	32,189	2,078

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
				Sector	Percent
Software (continued)				Consumer, Non-cyclical	25.85%
Fidelity National Information Services Inc	8,847	$528
Fiserv Inc (a)	205,799	19,461		Consumer, Cyclical	23.16%
Guidewire Software Inc (a)	159,330	8,770		Industrial	16.41%
IMS Health Holdings Inc (a)	13,255	306		Technology	14.89%
Inovalon Holdings Inc (a)	3,413	58		Financial	9.49%
Intuit Inc	28,048	2,679		Exchange Traded Funds	4.83%
				Communications	2.34%
Jack Henry & Associates Inc	10,614	862		Basic Materials	1.19%
King Digital Entertainment Plc	10,284	184
MSCI Inc	11,947	822		Energy	0.85%
NetSuite Inc (a)	3,860	268		Utilities	0.02%
Paychex Inc	30,201	1,445		Diversified	0.01%
PTC Inc (a)	11,980	355		Other Assets in Excess of Liabilities, Net	0.96%
Rackspace Hosting Inc (a)	11,737	237		TOTAL NET ASSETS	100.00%
Red Hat Inc (a)	102,473	7,178
ServiceNow Inc (a)	11,189	696
SolarWinds Inc (a)	6,696	401
Solera Holdings Inc	6,563	356
SS&C Technologies Holdings Inc	7,314	470
Tableau Software Inc (a)	4,859	390
Tyler Technologies Inc (a)	59,337	9,319
Ultimate Software Group Inc/The (a)	49,600	8,712
Veeva Systems Inc (a)	6,913	167
Workday Inc (a)	7,680	484
		$110,884

Telecommunications - 0.23%
Arista Networks Inc (a)	3,323	199
ARRIS International PLC (a)	2,658	68
CommScope Holding Co Inc (a)	4,467	100
Juniper Networks Inc	13,469	318
Level 3 Communications Inc (a)	3,189	156
Motorola Solutions Inc	12,856	858
Palo Alto Networks Inc (a)	5,256	786
Zayo Group Holdings Inc (a)	11,502	288
		$2,773

Textiles - 0.07%
Mohawk Industries Inc (a)	5,247	873

Toys, Games & Hobbies - 0.97%
Hasbro Inc	158,042	11,739

Transportation - 2.13%
CH Robinson Worldwide Inc	17,098	1,107
Expeditors International of Washington Inc	22,804	1,029
Genesee & Wyoming Inc (a)	2,125	105
JB Hunt Transport Services Inc	95,038	6,910
Landstar System Inc	4,626	266
Old Dominion Freight Line Inc (a)	300,187	16,459
Teekay Corp	2,393	16
		$25,892

Trucking & Leasing - 0.01%
AMERCO	407	149

TOTAL COMMON STOCKS		$1,144,803
INVESTMENT COMPANIES - 4.83%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 4.83%
BlackRock Liquidity Funds FedFund Portfolio	29,680,112	29,680
Cash Account Trust - Government & Agency	1,531,710	1,532
Portfolio - Government Cash Managed
First American Government Obligations Fund	27,539,829	27,540
		$58,752
TOTAL INVESTMENT COMPANIES		$58,752
Total Investments		$1,203,555
Other Assets in Excess of Liabilities, Net - 0.96%		$11,629
TOTAL NET ASSETS - 100.00%		$1,215,184

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2016	Long	527	$69,285	$69,290	$5
Total					$5
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 98.14%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.47%			Chemicals (continued)
B/E Aerospace Inc	79,347	$3,209	Sensient Technologies Corp	34,328	$2,048
Curtiss-Wright Corp	34,708	2,395	Valspar Corp/The	55,498	4,347
Esterline Technologies Corp (a)	22,447	1,767			$29,160
KLX Inc (a)	40,065	1,171
			Commercial Services - 4.18%
Orbital ATK Inc	44,658	4,029
Teledyne TechnologiesInc (a)	26,904	2,186	Aaron's Inc	49,044	1,122
			CEB Inc	25,120	1,482
Triumph Group Inc	37,437	955	Deluxe Corp	37,363	2,089
		$15,712	DeVry Education Group Inc	43,367	863
Airlines - 1.11%			FTI Consulting Inc (a)	31,847	1,079
Alaska Air Group Inc	95,746	6,740	Gartner Inc (a)	62,898	5,528
JetBlue Airways Corp (a)	239,168	5,097	Global Payments Inc	98,597	5,812
		$11,837	Graham Holdings Co	3,405	1,650
			Live Nation Entertainment Inc (a)	110,597	2,511
Apparel - 0.73%			ManpowerGroup Inc	55,883	4,267
Carter's Inc	39,466	3,837	PAREXEL International Corp (a)	40,414	2,585
Deckers Outdoor Corp (a)	24,543	1,214	Rent-A-Center Inc/TX	40,284	549
Skechers U.S.A. Inc (a)	98,661	2,781	Rollins Inc	71,352	1,966
		$7,832	RR Donnelley & Sons Co	158,427	2,213
Automobile Parts & Equipment - 0.13%			SEI Investments Co	104,983	4,119
Dana Holding Corp	116,066	1,380	Service Corp International/US	149,171	3,608
			Sotheby's	45,150	1,061
			WEX Inc (a)	29,333	2,130
Banks - 4.97%					$44,634
Associated Banc-Corp	114,116	2,003
BancorpSouth Inc	64,213	1,341	Computers - 3.76%
Bank of Hawaii Corp	32,863	1,969	3D Systems Corp (a)	80,826	647
Bank of the Ozarks Inc	61,739	2,737	Cadence Design Systems Inc (a)	225,834	4,417
Cathay General Bancorp	57,186	1,601	Computer Sciences Corp	105,353	3,379
Commerce Bancshares Inc/MO	63,628	2,617	Convergys Corp	74,038	1,809
Cullen/Frost Bankers Inc	41,631	1,992	Diebold Inc	49,338	1,368
East West Bancorp Inc	109,237	3,541	DST Systems Inc	24,692	2,603
First Horizon National Corp	181,680	2,313	Fortinet Inc (a)	111,153	3,128
FirstMerit Corp	125,833	2,439	Leidos Holdings Inc	48,707	2,246
Fulton Financial Corp	132,109	1,698	Lexmark International Inc	46,924	1,324
Hancock Holding Co	58,754	1,408	Manhattan Associates Inc (a)	55,464	3,197
International Bancshares Corp	42,323	981	MAXIMUS Inc	49,596	2,647
PacWest Bancorp	85,771	3,149	Mentor Graphics Corp	75,803	1,317
Prosperity Bancshares Inc	49,971	2,119	NCR Corp (a)	93,892	2,004
Signature Bank/New York NY (a)	38,194	5,322	NetScout Systems Inc (a)	75,252	1,622
SVB Financial Group (a)	39,089	3,960	Science Applications International Corp	31,407	1,339
Synovus Financial Corp	99,140	3,027	Synopsys Inc (a)	118,382	5,079
TCF Financial Corp	128,694	1,546	VeriFone Systems Inc (a)	87,258	2,041
Trustmark Corp	51,284	1,110			$40,167
Umpqua Holdings Corp	167,170	2,421	Consumer Products - 0.78%
Valley National Bancorp	169,589	1,492	Jarden Corp (a)	157,238	8,341
Webster Financial Corp	69,594	2,308
		$53,094
			Cosmetics & Personal Care - 0.42%
Beverages - 0.12%			Avon Products Inc	330,518	1,120
Boston Beer Co Inc/The (a)	7,248	1,299	Edgewell Personal Care Co	45,572	3,373
					$4,493

Biotechnology - 0.83%			Distribution & Wholesale - 1.47%
Bio-Rad Laboratories Inc (a)	15,783	2,014	Fossil Group Inc (a)	31,414	1,024
Charles River Laboratories International Inc	35,393	2,627	Ingram Micro Inc	118,287	3,336
(a)			LKQ Corp (a)	231,901	6,354
United Therapeutics Corp (a)	34,637	4,267
			Pool Corp	32,375	2,736
		$8,908	Watsco Inc	19,518	2,268
Building Materials - 1.24%					$15,718
Eagle Materials Inc	37,991	2,034	Diversified Financial Services - 2.48%
Fortune Brands Home & Security Inc	121,228	5,890	CBOE Holdings Inc	62,593	4,170
Lennox International Inc	30,439	3,647	CoreLogic Inc/United States (a)	66,915	2,389
Louisiana-Pacific Corp (a)	108,446	1,705
			Eaton Vance Corp	89,202	2,557
		$13,276	Federated Investors Inc	71,914	1,819
Chemicals - 2.73%			Janus Capital Group Inc	110,792	1,395
Albemarle Corp	85,175	4,484	MarketAxess Holdings Inc	28,309	3,290
Ashland Inc	47,752	4,525	Raymond James Financial Inc	96,713	4,237
Cabot Corp	47,495	1,916	SLM Corp (a)	323,465	2,070
Minerals Technologies Inc	26,378	1,081	Stifel Financial Corp (a)	52,764	1,765
NewMarket Corp	7,642	2,899	Waddell & Reed Financial Inc	63,000	1,729
Olin Corp	125,340	2,123	WisdomTree Investments Inc	87,183	1,046
PolyOne Corp	65,501	1,773			$26,467
RPM International Inc	100,997	3,964

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric - 2.97%			Gas - 2.14%
Alliant Energy Corp	86,053	$5,623	Atmos Energy Corp	77,055	$5,334
Black Hills Corp	38,848	1,914	National Fuel Gas Co	64,247	2,912
Cleco Corp	45,912	2,440	ONE Gas Inc	39,591	2,239
Great Plains Energy Inc	117,006	3,262	Questar Corp	132,728	2,706
Hawaiian Electric Industries Inc	81,573	2,441	UGI Corp	130,904	4,451
IDACORP Inc	38,214	2,659	Vectren Corp	62,782	2,627
MDU Resources Group Inc	148,229	2,502	WGL Holdings Inc	37,828	2,527
OGE Energy Corp	151,598	3,976			$22,796
PNM Resources Inc	60,466	1,899
Talen Energy Corp (a)	48,776	349	Hand & Machine Tools - 0.53%
Westar Energy Inc	107,292	4,674	Kennametal Inc	60,431	1,069
		$31,739	Lincoln Electric Holdings Inc	50,055	2,665
			Regal Beloit Corp	33,902	1,906
Electrical Components & Equipment - 1.25%					$5,640
Acuity Brands Inc	33,235	6,728
Belden Inc	31,864	1,361	Healthcare - Products - 4.61%
			Align Technology Inc (a)	54,911	3,632
Energizer Holdings Inc	47,367	1,518
Hubbell Inc	41,292	3,734	Bio-Techne Corp	28,232	2,334
		$13,341	Cooper Cos Inc/The	36,903	4,840
			Halyard Health Inc (a)	35,385	877
Electronics - 3.46%			Hill-Rom Holdings Inc	43,039	2,104
Arrow Electronics Inc (a)	71,000	3,664	Hologic Inc (a)	186,839	6,341
Avnet Inc	100,209	4,000	IDEXX Laboratories Inc (a)	69,052	4,843
FEI Co	31,014	2,247	LivaNova PLC (a)	32,254	1,806
Gentex Corp	221,300	3,029	ResMed Inc	106,010	6,011
Jabil Circuit Inc	143,680	2,861	Sirona Dental Systems Inc (a)	42,432	4,510
Keysight Technologies Inc (a)	129,049	3,020	STERIS PLC	65,159	4,512
Knowles Corp (a)	67,135	913	Teleflex Inc	31,580	4,285
Mettler-Toledo International Inc (a)	20,767	6,497	West Pharmaceutical Services Inc	54,723	3,131
National Instruments Corp	76,339	2,176			$49,226
Tech Data Corp (a)	26,623	1,661
Trimble Navigation Ltd (a)	190,145	3,668	Healthcare - Services - 2.43%
			Amsurg Corp (a)	40,958	2,998
Vishay Intertechnology Inc	102,815	1,178	Centene Corp (a)	90,489	5,616
Woodward Inc	43,185	1,995	Community Health Systems Inc (a)	89,718	1,927
		$36,909	Health Net Inc/CA (a)	58,675	3,885
Energy - Alternate Sources - 0.07%			LifePoint Health Inc (a)	33,040	2,306
SunEdison Inc (a)	240,428	753	MEDNAX Inc (a)	71,388	4,959
			Molina Healthcare Inc (a)	31,078	1,706
			WellCare Health Plans Inc (a)	33,480	2,544
Engineering & Construction - 0.55%
AECOM (a)	114,936	3,154			$25,941
Granite Construction Inc	29,896	1,155	Home Builders - 1.34%
KBR Inc	109,512	1,561	CalAtlantic Group Inc	57,876	1,881
		$5,870	KB Home	69,187	751
			MDC Holdings Inc	29,688	646
Entertainment - 0.42%			NVR Inc (a)	2,792	4,610
Cinemark Holdings Inc	80,082	2,362
DreamWorks Animation SKG Inc (a)	53,958	1,383	Thor Industries Inc	34,661	1,817
			Toll Brothers Inc (a)	123,091	3,400
International Speedway Corp	20,270	692	TRI Pointe Group Inc (a)	110,552	1,165
		$4,437			$14,270
Environmental Control - 0.78%
Clean Harbors Inc (a)	39,781	1,763	Home Furnishings - 0.27%
			Tempur Sealy International Inc (a)	47,244	2,851
MSA Safety Inc	24,095	1,031
Waste Connections Inc	92,892	5,571
		$8,365	Housewares - 0.68%
			Scotts Miracle-Gro Co/The	34,554	2,373
Food - 2.61%			Toro Co/The	41,606	3,100
Dean Foods Co	69,350	1,386	Tupperware Brands Corp	38,226	1,775
Flowers Foods Inc	141,728	2,911			$7,248
Hain Celestial Group Inc/The (a)	78,160	2,844
Ingredion Inc	54,311	5,470	Insurance - 5.63%
Lancaster Colony Corp	14,749	1,500	Alleghany Corp (a)	11,821	5,650
Post Holdings Inc (a)	47,126	2,757	American Financial Group Inc/OH	54,372	3,859
SUPERVALU Inc (a)	201,861	919	Arthur J Gallagher & Co	134,132	5,049
Tootsie Roll Industries Inc	13,446	441	Aspen Insurance Holdings Ltd	46,142	2,146
TreeHouse Foods Inc (a)	41,447	3,289	Brown & Brown Inc	88,817	2,687
United Natural Foods Inc (a)	38,103	1,334	CNO Financial Group Inc	141,166	2,456
WhiteWave Foods Co/The (a)	133,757	5,049	Endurance Specialty Holdings Ltd	46,528	2,881
		$27,900	Everest Re Group Ltd	32,704	5,852
			First American Financial Corp	82,549	2,837
Forest Products & Paper - 0.14%			Genworth Financial Inc (a)	377,634	1,050
Domtar Corp	47,710	1,539	Hanover Insurance Group Inc/The	32,829	2,675
			Kemper Corp	36,573	1,264
			Mercury General Corp	27,638	1,283

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Office Furnishings (continued)
Old Republic International Corp	184,576	$3,337	HNI Corp	33,538	$1,141
Primerica Inc	36,712	1,652			$2,305
Reinsurance Group of America Inc	49,911	4,204
RenaissanceRe Holdings Ltd	33,286	3,750	Oil & Gas - 2.12%
StanCorp Financial Group Inc	32,145	3,686	California Resources Corp	238,475	341
WR Berkley Corp	74,870	3,755	Denbury Resources Inc	266,573	416
		$60,073	Energen Corp	59,816	2,110
			Gulfport Energy Corp (a)	82,169	2,428
Internet - 0.37%			HollyFrontier Corp	138,846	4,855
comScore Inc (a)	35,684	1,375	Murphy USA Inc (a)	29,739	1,720
j2 Global Inc	34,992	2,537	Nabors Industries Ltd	215,209	1,584
		$3,912	Noble Corp plc	183,685	1,431
			Patterson-UTI Energy Inc	111,726	1,607
Iron & Steel - 1.06%			QEP Resources Inc	122,089	1,565
Allegheny Technologies Inc	82,901	778	Rowan Cos Plc	94,748	1,199
Carpenter Technology Corp	37,288	1,035	SM Energy Co	51,601	721
Commercial Metals Co	88,332	1,230	Western Refining Inc	52,626	1,731
Reliance Steel & Aluminum Co	54,383	3,096	WPX Energy Inc (a)	177,621	963
Steel Dynamics Inc	183,800	3,373			$22,671
United States Steel Corp	111,039	777
Worthington Industries Inc	35,116	1,074	Oil & Gas Services - 0.71%
		$11,363	Dril-Quip Inc (a)	29,116	1,707
			NOW Inc (a)	81,380	1,104
Leisure Products & Services - 0.58%			Oceaneering International Inc	74,275	2,514
Brunswick Corp/DE	69,113	2,754	Oil States International Inc (a)	38,566	1,089
Polaris Industries Inc	46,283	3,418	Superior Energy Services Inc	114,426	1,180
		$6,172			$7,594

Machinery - Construction & Mining - 0.42%			Packaging & Containers - 1.16%
Joy Global Inc	73,994	738	Bemis Co Inc	72,854	3,487
Oshkosh Corp	56,789	1,870	Greif Inc - Class A	19,512	516
Terex Corp	82,364	1,845	Packaging Corp of America	73,635	3,743
		$4,453	Silgan Holdings Inc	30,716	1,624
Machinery - Diversified - 2.03%			Sonoco Products Co	76,623	3,027
AGCO Corp	55,830	2,723			$12,397
Cognex Corp	64,407	2,077	Pharmaceuticals - 0.76%
Graco Inc	42,444	3,085	Akorn Inc (a)	60,807	1,580
IDEX Corp	58,086	4,212	Catalent Inc (a)	74,676	1,757
Nordson Corp	40,771	2,464	Owens & Minor Inc	47,737	1,654
Wabtec Corp/DE	73,238	4,683	VCA Inc (a)	61,216	3,139
Zebra Technologies Corp (a)	39,550	2,389
					$8,130
		$21,633
			Publicly Traded Investment Fund - 0.67%
Media - 1.39%			iShares Core S&P Mid-Cap ETF	53,983	7,100
AMC Networks Inc (a)	46,233	3,365
Cable One Inc	3,377	1,452
FactSet Research Systems Inc	31,464	4,742	Real Estate - 0.55%
John Wiley & Sons Inc	37,250	1,557	Alexander & Baldwin Inc	34,875	1,057
Meredith Corp	28,611	1,210	Jones Lang LaSalle Inc	34,191	4,811
New York Times Co/The	94,151	1,245			$5,868

Time Inc	83,332	1,250	REITS - 9.58%
		$14,821	Alexandria Real Estate Equities Inc	55,035	4,358
Metal Fabrication & Hardware - 0.31%			American Campus Communities Inc	85,270	3,598
Timken Co/The	54,811	1,455	Camden Property Trust	65,937	5,031
Valmont Industries Inc	17,489	1,864	Care Capital Properties Inc	63,615	1,905
		$3,319	Communications Sales & Leasing Inc	91,427	1,756
			Corporate Office Properties Trust	71,761	1,600
Mining - 0.32%			Corrections Corp of America	88,986	2,564
Compass Minerals International Inc	25,583	1,915	Douglas Emmett Inc	105,851	3,131
Royal Gold Inc	49,562	1,476	Duke Realty Corp	262,095	5,276
		$3,391	EPR Properties	45,507	2,728
Miscellaneous Manufacturers - 2.10%			Equity One Inc	68,430	1,897
AO Smith Corp	56,851	3,971	Highwoods Properties Inc	72,363	3,060
AptarGroup Inc	47,404	3,456	Hospitality Properties Trust	115,041	2,714
Carlisle Cos Inc	49,346	4,129	Kilroy Realty Corp	69,961	3,909
CLARCOR Inc	37,876	1,775	Lamar Advertising Co	62,237	3,492
Crane Co	37,465	1,789	LaSalle Hotel Properties	85,726	1,900
Donaldson Co Inc	93,648	2,639	Liberty Property Trust	112,176	3,289
ITT Corp	67,941	2,205	Mack-Cali Realty Corp	67,797	1,410
Trinity Industries Inc	116,034	2,485	Mid-America Apartment Communities Inc	57,221	5,369
		$22,449	National Retail Properties Inc	103,362	4,438
			Omega Healthcare Investors Inc	124,949	3,962
Office Furnishings - 0.22%			Post Properties Inc	41,087	2,354
Herman Miller Inc	45,448	1,164	Potlatch Corp	30,879	891

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)			Software (continued)
Rayonier Inc	93,943	$1,981	CDK Global Inc	121,024	$ 5,331
Regency Centers Corp	71,480	5,174	CommVault Systems Inc (a)	31,987	1,200
Senior Housing Properties Trust	180,269	2,610	Fair Isaac Corp	23,590	2,255
Sovran Self Storage Inc	29,196	3,290	Jack Henry & Associates Inc	60,675	4,926
Tanger Factory Outlet Centers Inc	71,921	2,301	MSCI Inc	70,148	4,829
Taubman Centers Inc	45,724	3,248	PTC Inc (a)	86,940	2,574
UDR Inc	198,900	7,079	Rackspace Hosting Inc (a)	86,911	1,756
Urban Edge Properties	70,097	1,703	SolarWinds Inc (a)	47,395	2,841
Weingarten Realty Investors	86,560	3,020	Solera Holdings Inc	51,045	2,770
WP Glimcher Inc	140,668	1,277	SYNNEX Corp	21,927	1,841
		$102,315	Tyler Technologies Inc (a)	24,646	3,871
			Ultimate Software Group Inc/The (a)	21,753	3,821
Retail - 6.30%					$53,483
Abercrombie & Fitch Co	51,016	1,339
American Eagle Outfitters Inc	135,931	1,990	Telecommunications - 1.05%
Ascena Retail Group Inc (a)	130,908	966	ARRIS International PLC (a)	134,738	3,432
Big Lots Inc	37,616	1,459	Ciena Corp (a)	96,156	1,709
Brinker International Inc	45,209	2,249	InterDigital Inc/PA	26,879	1,211
Buffalo Wild Wings Inc (a)	14,457	2,202	NeuStar Inc (a)	40,243	989
Cabela's Inc (a)	37,361	1,572	Plantronics Inc	25,567	1,146
Casey's General Stores Inc	29,610	3,575	Polycom Inc (a)	100,544	1,024
Cheesecake Factory Inc/The	34,352	1,659	Telephone & Data Systems Inc	71,697	1,663
Chico's FAS Inc	105,821	1,099			$11,174
Copart Inc (a)	77,371	2,593
Cracker Barrel Old Country Store Inc	18,171	2,385	Transportation - 0.92%
			Genesee & Wyoming Inc (a)	43,189	2,141
CST Brands Inc	57,399	2,224	Kirby Corp (a)	40,999	2,077
Dick's Sporting Goods Inc	68,382	2,672
Domino's Pizza Inc	41,483	4,726	Landstar System Inc	32,783	1,882
			Old Dominion Freight Line Inc (a)	52,651	2,887
Dunkin' Brands Group Inc	70,324	2,768
Foot Locker Inc	104,197	7,039	Werner Enterprises Inc	33,836	817
Guess? Inc	48,329	896			$9,804
HSN Inc	24,298	1,143	Trucking & Leasing - 0.12%
Jack in the Box Inc	27,171	2,110	GATX Corp	32,186	1,319
JC Penney Co Inc (a)	231,910	1,684
Kate Spade & Co (a)	96,935	1,726
MSC Industrial Direct Co Inc	36,715	2,379	Water - 0.40%
Office Depot Inc (a)	374,893	1,931	Aqua America Inc	133,929	4,223
Panera Bread Co (a)	18,066	3,505
Vista Outdoor Inc (a)	47,297	2,280	TOTAL COMMON STOCKS		$1,047,786
Wendy's Co/The	166,082	1,699	INVESTMENT COMPANIES - 1.77%	Shares Held	Value(000	's)
Williams-Sonoma Inc	63,373	3,274	Publicly Traded Investment Fund - 1.77%
World Fuel Services Corp	53,730	2,093	BlackRock Liquidity Funds FedFund Portfolio	18,938,551	18,939
		$67,237

Savings & Loans - 0.92%			TOTAL INVESTMENT COMPANIES		$18,939
First Niagara Financial Group Inc	269,324	2,637	Total Investments		$1,066,725
New York Community Bancorp Inc	368,128	5,698	Other Assets in Excess of Liabilities, Net - 0.09%		$978
Washington Federal Inc	70,627	1,508	TOTAL NET ASSETS - 100.00%		$1,067,703
		$9,843

Semiconductors - 2.34%			(a) Non-Income Producing Security
Advanced Micro Devices Inc (a)	485,875	1,069
Atmel Corp	319,059	2,572
Cree Inc (a)	78,223	2,192
Cypress Semiconductor Corp (a)	253,410	1,992	Portfolio Summary (unaudited)
Fairchild Semiconductor International Inc (a)	86,080	1,764	Sector		Percent
Integrated Device Technology Inc (a)	111,381	2,838	Financial		24.13%
Intersil Corp	100,596	1,308	Industrial		16.77%
IPG Photonics Corp (a)	27,646	2,235	Consumer, Non-cyclical		16.74%
Microsemi Corp (a)	84,515	2,679	Consumer, Cyclical		13.25%
Silicon Laboratories Inc (a)	29,351	1,338	Technology		11.11%
Synaptics Inc (a)	27,504	2,016	Utilities		5.51%
Teradyne Inc	156,011	3,031	Basic Materials		4.25%
		$25,034	Energy		2.90%
			Communications		2.81%
Shipbuilding - 0.43%			Exchange Traded Funds		2.44%
Huntington Ingalls Industries Inc	35,660	4,560	Other Assets in Excess of Liabilities, Net		0.09%
			TOTAL NET ASSETS		100.00%
Software - 5.01%
ACI Worldwide Inc (a)	89,772	1,607
Acxiom Corp (a)	59,115	1,105
Allscripts Healthcare Solutions Inc (a)	143,484	1,977
ANSYS Inc (a)	67,555	5,958
Broadridge Financial Solutions Inc	90,020	4,821

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2016	Long	179	$22,855	$23,535	$680
Total					$680
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2016 (unaudited)

COMMON STOCKS - 94.44%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.37%			Biotechnology (continued)
Clear Channel Outdoor Holdings Inc	1,804	$9	Bio-Rad Laboratories Inc (a)	1,393	$178
Interpublic Group of Cos Inc/The	76,407	1,715	Charles River Laboratories International Inc	4,156	308
Nielsen Holdings PLC	75,050	3,614	(a)
		$5,338			$545

Aerospace & Defense - 0.77%			Building Materials - 1.97%
Harris Corp	32,502	2,827	Armstrong World Industries Inc (a)	140,669	5,441
L-3 Communications Holdings Inc	19,669	2,299	Fortune Brands Home & Security Inc	219,926	10,686
Orbital ATK Inc	14,668	1,323	Martin Marietta Materials Inc	68,176	8,562
Spirit AeroSystems Holdings Inc (a)	33,617	1,426	Owens Corning	35,970	1,661
Triumph Group Inc	131,012	3,340	Vulcan Materials Co	25,620	2,260
		$11,215			$28,610

Agriculture - 0.03%			Chemicals - 2.57%
Bunge Ltd	7,203	447	Airgas Inc	2,639	370
			Albemarle Corp	5,627	296
			Ashland Inc	63,090	5,978
Airlines - 0.69%			Axalta Coating Systems Ltd (a)	284,153	6,766
JetBlue Airways Corp (a)	16,136	344
United Continental Holdings Inc (a)	199,795	9,646	Cabot Corp	4,573	185
			Celanese Corp	195,617	12,455
		$9,990	CF Industries Holdings Inc	175,728	5,272
Apparel - 1.16%			Eastman Chemical Co	41,966	2,569
Ralph Lauren Corp	150,207	16,898	FMC Corp	1,817	65
			Huntsman Corp	5,830	50
			Mosaic Co/The	90,913	2,191
Automobile Manufacturers - 0.06%			Platform Specialty Products Corp (a)	7,902	60
PACCAR Inc	17,904	879	RPM International Inc	15,880	623
			Westlake Chemical Corp	3,166	144
Automobile Parts & Equipment - 0.48%			WR Grace & Co (a)	3,580	291
Allison Transmission Holdings Inc	79,014	1,879			$37,315
Delphi Automotive PLC	60,211	3,910	Coal - 0.01%
Goodyear Tire & Rubber Co/The	20,087	571	CONSOL Energy Inc	14,840	118
Lear Corp	1,990	207
Visteon Corp	5,730	383
		$6,950	Commercial Services - 1.26%
			Aaron's Inc	3,955	90
Banks - 7.52%			ADT Corp/The	13,078	387
Associated Banc-Corp	11,153	196	Aramark	7,426	237
Bank of Hawaii Corp	29,733	1,782	Booz Allen Hamilton Holding Corp	21,796	617
BankUnited Inc	49,495	1,668	Cintas Corp	23,400	2,011
BOK Financial Corp	1,998	100	Equifax Inc	16,200	1,714
CIT Group Inc	13,511	396	Global Payments Inc	32,442	1,912
Citizens Financial Group Inc	917,663	19,500	H&R Block Inc	769	26
Comerica Inc	13,465	462	KAR Auction Services Inc	102,594	3,428
Commerce Bancshares Inc/MO	71,257	2,931	ManpowerGroup Inc	5,685	434
Cullen/Frost Bankers Inc	4,006	192	Quanta Services Inc (a)	8,668	162
East West Bancorp Inc	55,809	1,810	RR Donnelley & Sons Co	67,235	940
Fifth Third Bancorp	100,335	1,585	SEI Investments Co	26,380	1,035
First Horizon National Corp	246,967	3,144	Service Corp International/US	43,930	1,063
First Republic Bank/CA	7,825	532	ServiceMaster Global Holdings Inc (a)	17,060	720
Fulton Financial Corp	70,248	903	Total System Services Inc	28,554	1,147
Huntington Bancshares Inc/OH	2,165,781	18,583	Vectrus Inc (a)	3,027	60
KeyCorp	601,059	6,708	WEX Inc (a)	31,432	2,282
M&T Bank Corp	152,900	16,846			$18,265
Northern Trust Corp	48,745	3,026
PacWest Bancorp	149,205	5,477	Computers - 2.19%
Popular Inc	153,951	3,870	3D Systems Corp (a)	4,635	37
Regions Financial Corp	173,334	1,408	Amdocs Ltd	13,055	715
Signature Bank/New York NY (a)	206	29	Brocade Communications Systems Inc	1,902,567	15,182
SunTrust Banks Inc	85,665	3,133	Computer Sciences Corp	124,926	4,007
SVB Financial Group (a)	970	98	CSRA Inc	63,669	1,705
Synovus Financial Corp	127,060	3,879	DST Systems Inc	582	61
TCF Financial Corp	111,833	1,343	Genpact Ltd (a)	2,753	66
Zions Bancorporation	420,788	9,543	IHS Inc (a)	1,018	107
		$109,144	Leidos Holdings Inc	34,915	1,610
			Lexmark International Inc	4,461	126
Beverages - 0.60%			NCR Corp (a)	11,939	255
Brown-Forman Corp - A Shares	112	12	NetApp Inc	16,918	371
Brown-Forman Corp - B Shares	560	55	SanDisk Corp	64,283	4,545
Constellation Brands Inc	13,491	2,057	Science Applications International Corp	862	37
Molson Coors Brewing Co	73,237	6,626	Synopsys Inc (a)	7,210	309
		$8,750	Teradata Corp (a)	2,402	58
Biotechnology - 0.04%			Western Digital Corp	54,964	2,637
Alnylam Pharmaceuticals Inc (a)	850	59			$31,828

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Consumer Products - 0.55%			Electronics - 0.73%
Avery Dennison Corp	37,179	$2,264	Agilent Technologies Inc	52,735	$1,986
Clorox Co/The	43,986	5,676	Arrow Electronics Inc (a)	15,958	824
		$7,940	Avnet Inc	10,992	439
			Fitbit Inc (a)	1,962	33
Cosmetics & Personal Care - 0.71%			FLIR Systems Inc	5,147	150
Avon Products Inc	27,896	95	Garmin Ltd	7,743	272
Edgewell Personal Care Co	138,265	10,233	Gentex Corp	314,756	4,308
		$10,328	Jabil Circuit Inc	46,328	922
Distribution & Wholesale - 0.22%			Keysight Technologies Inc (a)	4,546	106
Fossil Group Inc (a)	725	24	National Instruments Corp	6,216	177
Genuine Parts Co	31,162	2,685	PerkinElmer Inc	21,551	1,042
Ingram Micro Inc	10,355	292	Trimble Navigation Ltd (a)	12,335	238
WESCO International Inc (a)	3,245	131	Tyco International Plc	2,607	90
		$3,132			$10,587

Diversified Financial Services - 2.88%			Energy - Alternate Sources - 0.03%
Affiliated Managers Group Inc (a)	23,251	3,120	First Solar Inc (a)	6,198	426
Air Lease Corp	6,744	174
Ally Financial Inc (a)	22,363	354
			Engineering & Construction - 0.16%
Ameriprise Financial Inc	41,379	3,751	AECOM (a)	9,055	248
CoreLogic Inc/United States (a)	25,168	899
E*TRADE Financial Corp (a)	14,485	341	Chicago Bridge & Iron Co NV ADR	6,735	261
			Fluor Corp	23,149	1,040
FNF Group	26,290	851	Jacobs Engineering Group Inc (a)	9,568	375
Interactive Brokers Group Inc - A Shares	3,941	127	KBR Inc	10,385	148
Intercontinental Exchange Inc	6,435	1,697	SBA Communications Corp (a)	3,280	326
Invesco Ltd	25,543	765			$2,398
Legg Mason Inc	4,411	135
Nasdaq Inc	13,879	861	Entertainment - 0.08%
Navient Corp	23,650	226	Dolby Laboratories Inc	3,685	133
OneMain Holdings Inc (a)	3,715	98	Gaming and Leisure Properties Inc	28,460	742
Raymond James Financial Inc	347,134	15,207	International Game Technology PLC	2,424	35
Santander Consumer USA Holdings Inc (a)	5,517	58	Penn National Gaming Inc (a)	13,859	196
SLM Corp (a)	1,785,037	11,424			$1,106
Synchrony Financial (a)	58,164	1,653
TD Ameritrade Holding Corp	1,942	54	Environmental Control - 0.43%
Waddell & Reed Financial Inc	604	17	Republic Services Inc	110,579	4,832
			Waste Connections Inc	23,627	1,417
		$41,812			$6,249
Electric - 7.78%			Food - 3.29%
AES Corp/VA	99,177	942	Blue Buffalo Pet Products Inc (a)	832	14
Alliant Energy Corp	13,556	885	Campbell Soup Co	64,397	3,632
Ameren Corp	318,679	14,316
Avangrid Inc (a)	3,841	148	ConAgra Foods Inc	352,408	14,674
Calpine Corp (a)	16,509	253	Flowers Foods Inc	1,200	25
CMS Energy Corp	47,439	1,845	Ingredion Inc	23,534	2,371
Consolidated Edison Inc	48,734	3,382	JM Smucker Co/The	9,356	1,200
			Kellogg Co	50,862	3,735
DTE Energy Co	42,543	3,616	Pilgrim's Pride Corp (a)	3,589	80
Edison International	132,783	8,206	Pinnacle Foods Inc.	5,846	251
Entergy Corp	30,295	2,138	Safeway, - CVR Inc - Casa Ley (a),(b)	86,307	—
Eversource Energy	52,991	2,851	Safeway, Inc. - CVR - Property Development	86,307	—
FirstEnergy Corp	574,239	18,984	Centers (a),(b),(c)
Great Plains Energy Inc	16,867	470
			Sysco Corp	20,488	816
Hawaiian Electric Industries Inc	7,070	212	Tyson Foods Inc	213,895	11,414
ITC Holdings Corp	4,923	196
MDU Resources Group Inc	12,868	217	Whole Foods Market Inc	327,756	9,606
NRG Energy Inc	20,416	217			$47,818
OGE Energy Corp	10,018	263	Forest Products & Paper - 0.22%
Pepco Holdings Inc	12,694	339	Domtar Corp	12,383	400
PG&E Corp	218,887	12,019	International Paper Co	79,905	2,733
Pinnacle West Capital Corp	44,209	2,931			$3,133
PPL Corp	267,716	9,386
Public Service Enterprise Group Inc	68,693	2,837	Gas - 2.87%
SCANA Corp	186,981	11,770	AGL Resources Inc	10,887	692
Talen Energy Corp (a)	6,062	43	Atmos Energy Corp	112,543	7,790
TECO Energy Inc	20,538	557	CenterPoint Energy Inc	228,573	4,085
WEC Energy Group Inc	23,813	1,315	National Fuel Gas Co	10,418	472
Westar Energy Inc	38,691	1,686	NiSource Inc	117,475	2,469
Xcel Energy Inc	285,464	10,911	ONE Gas Inc	452	26
		$112,935	Questar Corp	125,347	2,556
			Sempra Energy	211,730	20,061
Electrical Components & Equipment - 0.27%			UGI Corp	39,984	1,359
Energizer Holdings Inc	12,374	397	Vectren Corp	52,252	2,186
Hubbell Inc	38,988	3,525			$41,696
		$3,922

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Hand & Machine Tools - 0.24%			Insurance (continued)
Kennametal Inc	5,574	$99	CNA Financial Corp	2,675	$89
Lincoln Electric Holdings Inc	869	46	Endurance Specialty Holdings Ltd	22,129	1,370
Regal Beloit Corp	3,018	169	Erie Indemnity Co	2,544	245
Stanley Black & Decker Inc	33,123	3,125	Everest Re Group Ltd	93,337	16,702
		$3,439	Genworth Financial Inc (a)	36,139	100
			Hanover Insurance Group Inc/The	36,023	2,935
Healthcare - Products - 1.99%			Hartford Financial Services Group Inc/The	155,993	6,268
Alere Inc (a)	460	17
			Kemper Corp	32,382	1,119
Bio-Techne Corp	9,939	821	Lincoln National Corp	566,046	22,337
Boston Scientific Corp (a)	288,626	5,060
			Loews Corp	37,587	1,391
Cooper Cos Inc/The	780	102	Markel Corp (a)	626	526
DENTSPLY International Inc	8,413	495	Mercury General Corp	18,711	868
Hill-Rom Holdings Inc	8,173	399	Old Republic International Corp	257,927	4,663
Hologic Inc (a)	33,860	1,149
			PartnerRe Ltd	2,394	336
Patterson Cos Inc	55,450	2,355	ProAssurance Corp	86,997	4,360
QIAGEN NV (a)	17,745	403
			Progressive Corp/The	84,843	2,651
St Jude Medical Inc	11,712	619	Reinsurance Group of America Inc	6,083	512
Teleflex Inc	16,160	2,193	RenaissanceRe Holdings Ltd	56,968	6,417
VWR Corp (a)	1,248	31
			StanCorp Financial Group Inc	4,055	465
Zimmer Biomet Holdings Inc	153,973	15,284	Torchmark Corp	28,286	1,538
		$28,928	Unum Group	21,047	603
Healthcare - Services - 2.22%			Validus Holdings Ltd	76,307	3,376
Anthem Inc	9,887	1,290	Voya Financial Inc	207,553	6,347
Brookdale Senior Living Inc (a)	9,478	154	WR Berkley Corp	218,879	10,977
Community Health Systems Inc (a)	7,846	169	XL Group PLC	212,956	7,722
DaVita HealthCare Partners Inc (a)	59,015	3,961			$135,114
Envision Healthcare Holdings Inc (a)	160,404	3,545
HCA Holdings Inc (a)	18,513	1,288	Internet - 1.97%
Health Net Inc/CA (a)	31,448	2,082	Expedia Inc	1,069	108
			F5 Networks Inc (a)	77,000	7,221
Laboratory Corp of America Holdings (a)	130,302	14,640
LifePoint Health Inc (a)	2,698	188	IAC/InterActiveCorp	151,824	7,886
			Match Group Inc (a)	943	12
MEDNAX Inc (a)	31,616	2,196
			Pandora Media Inc (a)	280,012	2,722
Premier Inc (a)	7,505	240
			Symantec Corp	535,741	10,629
Quest Diagnostics Inc	14,531	955			$28,578
Universal Health Services Inc	14,127	1,591
		$32,299	Iron & Steel - 0.22%
			Nucor Corp	67,240	2,627
Holding Companies - Diversified - 0.02%			Reliance Steel & Aluminum Co	5,215	297
Leucadia National Corp	14,194	235	Steel Dynamics Inc	15,036	276
					$3,200
Home Builders - 0.21%
DR Horton Inc	14,720	405	Leisure Products & Services - 0.08%
Lennar Corp - A Shares	5,296	223	Brunswick Corp/DE	1,742	70
			Harley-Davidson Inc	6,959	278
Lennar Corp - B Shares	510	18	Norwegian Cruise Line Holdings Ltd (a)	1,213	55
NVR Inc (a)	1,206	1,991
PulteGroup Inc	18,223	305	Royal Caribbean Cruises Ltd	8,627	707
Toll Brothers Inc (a)	5,705	158			$1,110
		$3,100	Lodging - 0.60%
			Choice Hotels International Inc	28,175	1,232
Home Furnishings - 0.19%			Hyatt Hotels Corp (a)	2,337	90
Leggett & Platt Inc	45,358	1,883	MGM Resorts International (a)	366,836	7,366
Whirlpool Corp	6,975	937	Wynn Resorts Ltd	458	31
		$2,820			$8,719
Housewares - 0.15%			Machinery- Construction & Mining - 0.03%
Newell Rubbermaid Inc	53,971	2,093	Babcock & Wilcox Enterprises Inc (a)	2,563	53
Scotts Miracle-Gro Co/The	570	39	Joy Global Inc	7,305	73
Tupperware Brands Corp	310	15	Oshkosh Corp	5,122	168
		$2,147	Terex Corp	7,448	167
Insurance - 9.30%					$461
Alleghany Corp (a)	802	383
Allied World Assurance Co Holdings AG	66,206	2,422	Machinery - Diversified - 0.17%
American Financial Group Inc/OH	38,433	2,728	AGCO Corp	5,232	255
American National Insurance Co	8,234	800	BWX Technologies Inc	11,808	354
			Flowserve Corp	5,652	218
AmTrust Financial Services Inc	3,028	173
Arch Capital Group Ltd (a)	17,484	1,181	IDEX Corp	5,146	374
Arthur J Gallagher & Co	219,095	8,247	Manitowoc Co Inc/The	9,139	144
			Roper Technologies Inc	3,110	546
Aspen Insurance Holdings Ltd	122,280	5,687	SPX FLOW Inc (a)	4,070	97
Assurant Inc	27,280	2,219
Assured Guaranty Ltd	191,234	4,548	Xylem Inc/NY	13,721	493
Axis Capital Holdings Ltd	5,035	271			$2,481
Brown & Brown Inc	58,183	1,760	Media - 2.02%
Cincinnati Financial Corp	13,491	778	Cable One Inc	228	98

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Oil & Gas (continued)
Cablevision Systems Corp	8,675	$277	Newfield Exploration Co (a)	188,770	$5,488
Discovery Communications Inc - A Shares (a)	239,611	6,611	Noble Corp plc	17,654	138
Discovery Communications Inc - C Shares (a)	4,673	127	Noble Energy Inc	327,895	10,614
Gannett Co Inc	28,247	419	Patterson-UTI Energy Inc	10,623	153
John Wiley & Sons Inc	18,015	753	PBF Energy Inc	6,674	234
Liberty Broadband Corp - A Shares (a)	5,770	275	Pioneer Natural Resources Co	126,842	15,722
Liberty Broadband Corp - C Shares (a)	4,423	208	QEP Resources Inc	12,165	156
Liberty Media Corp - A Shares (a)	6,958	255	Range Resources Corp	10,250	303
Liberty Media Corp - C Shares (a)	259,687	9,242	Rice Energy Inc (a)	39,828	465
News Corp - A Shares	19,159	248	Rowan Cos Plc	118,961	1,505
News Corp - B Shares	8,479	113	Seadrill Ltd (a)	30,865	64
Scripps Networks Interactive Inc	132,146	8,057	SM Energy Co	5,236	73
Starz (a)	37,110	1,055	Southwestern Energy Co (a)	25,721	229
TEGNA Inc	58,046	1,394	Tesoro Corp	49,889	4,352
Tribune Media Co	5,271	174	Whiting Petroleum Corp (a)	13,216	97
		$29,306	WPX Energy Inc (a)	86,314	468

Metal Fabrication & Hardware - 0.02%					$86,899
Timken Co/The	5,563	148	Oil & Gas Services - 0.32%
Valmont Industries Inc	1,675	178	Cameron International Corp (a)	9,599	630
		$326	Dril-Quip Inc (a)	3,351	197
			FMC Technologies Inc (a)	11,003	277
Mining - 0.10%			Frank's International NV	3,433	50
Alcoa Inc	65,682	479	National Oilwell Varco Inc	64,387	2,095
Freeport-McMoRan Inc	56,510	260	NOW Inc (a)	7,229	98
Newmont Mining Corp	35,703	712	Oceaneering International Inc	5,764	195
Tahoe Resources Inc	9,534	74	RPC Inc	4,678	59
		$1,525	Superior Energy Services Inc	11,237	116
Miscellaneous Manufacturers - 1.94%			Targa Resources Corp	2,672	60
AO Smith Corp	13,983	977	Weatherford International PLC (a)	124,553	839
AptarGroup Inc	3,602	263			$4,616
Carlisle Cos Inc	11,624	973	Packaging & Containers - 1.19%
Colfax Corp (a)	6,949	154
			Ball Corp	28,881	1,930
Crane Co	3,642	174	Bemis Co Inc	42,721	2,045
Donaldson Co Inc	1,382	39	Crown Holdings Inc (a)	36,675	1,683
Dover Corp	11,489	671	Graphic Packaging Holding Co	10,765	122
Ingersoll-Rand PLC	293,649	15,113	Owens-Illinois Inc (a)	10,490	136
ITT Corp	6,502	211	Packaging Corp of America	126,260	6,418
Parker-Hannifin Corp	3,805	370	Sonoco Products Co	57,501	2,271
Pentair PLC	11,847	558	WestRock Co	74,346	2,623
SPX Corp	30,930	288			$17,228
Textron Inc	201,906	6,909
Trinity Industries Inc	66,044	1,415	Pharmaceuticals - 1.98%
		$28,115	Alkermes PLC (a)	1,664	53
			Cardinal Health Inc	11,658	949
Office & Business Equipment - 0.30%			Endo International PLC (a)	193,922	10,757
Pitney Bowes Inc	9,264	182	Express Scripts Holding Co (a)	4,759	342
Xerox Corp	426,596	4,159	Herbalife Ltd (a)	677	31
		$4,341	Mallinckrodt PLC (a)	3,554	207
Oil & Gas - 5.98%			Mylan NV (a)	127,208	6,703
Antero Resources Corp (a)	432,032	11,738	Perrigo Co PLC	61,131	8,838
California Resources Corp	26,302	38	Quintiles Transnational Holdings Inc (a)	1,720	105
Cheniere Energy Inc (a)	37,188	1,118	VCA Inc (a)	13,606	697
Cimarex Energy Co	5,786	538			$28,682
Cobalt International Energy Inc (a)	24,893	94
Concho Resources Inc (a)	139,563	13,276	Pipelines - 0.18%
Continental Resources Inc/OK (a)	7,803	165	Columbia Pipeline Group Inc	128,672	2,387
			ONEOK Inc	8,004	199
CVR Energy Inc	1,173	41			$2,586
Diamond Offshore Drilling Inc	5,013	93
Energen Corp	5,289	187	Real Estate - 0.39%
Ensco PLC	109,902	1,075	Alexander & Baldwin Inc	2,651	80
EP Energy Corp (a)	6,821	26	CBRE Group Inc (a)	25,109	702
EQT Corp	32,160	1,986	Four Corners Property Trust Inc	10,762	182
Gulfport Energy Corp (a)	348,993	10,312	Jones Lang LaSalle Inc	25,815	3,633
Helmerich & Payne Inc	12,107	615	Realogy Holdings Corp (a)	33,809	1,109
Hess Corp	40,484	1,720	RMR Group Inc/The (a)	913	19
HollyFrontier Corp	57,051	1,995			$5,725
Kosmos Energy Ltd (a)	13,539	62
Laredo Petroleum Inc (a)	8,488	66	REITS - 13.01%
Marathon Oil Corp	73,942	719	Alexandria Real Estate Equities Inc	37,899	3,000
Murphy Oil Corp	18,206	357	American Campus Communities Inc	10,674	450
Murphy USA Inc (a)	7,750	448	American Capital Agency Corp	17,693	302
Nabors Industries Ltd	22,993	169	American Homes 4 Rent	10,861	163
			Annaly Capital Management Inc	202,672	1,926

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Retail (continued)
Apartment Investment & Management Co	15,087	$591	Dick's Sporting Goods Inc	1,955	$76
Apple Hospitality REIT Inc	12,659	232	Dillard's Inc	1,313	92
AvalonBay Communities Inc	15,926	2,731	DSW Inc	4,600	110
Boston Properties Inc	6,514	757	Foot Locker Inc	2,266	153
Brandywine Realty Trust	12,541	161	GameStop Corp	7,152	187
Brixmor Property Group Inc	649,869	17,300	Gap Inc/The	217,355	5,373
Camden Property Trust	11,585	884	JC Penney Co Inc (a)	19,755	143
Care Capital Properties Inc	6,010	180	Kohl's Corp	13,114	652
CBL & Associates Properties Inc	56,608	608	L Brands Inc	20,139	1,936
Chimera Investment Corp	303,602	3,762	Liberty Interactive Corp QVC Group (a)	21,007	548
Columbia Property Trust Inc	8,182	182	Macy's Inc	6,582	266
Corporate Office Properties Trust	11,244	251	MSC Industrial Direct Co Inc	2,401	156
Corrections Corp of America	19,397	559	Nu Skin Enterprises Inc	2,972	94
DDR Corp	715,909	12,249	Office Depot Inc (a)	30,089	155
Digital Realty Trust Inc	3,126	250	Penske Automotive Group Inc	1,939	61
Douglas Emmett Inc	41,502	1,227	PVH Corp	4,122	303
Duke Realty Corp	131,141	2,640	Rite Aid Corp (a)	20,286	158
Empire State Realty Trust Inc	5,156	85	Sally Beauty Holdings Inc (a)	259,289	7,146
Equity Commonwealth (a)	92,628	2,490	Sears Holdings Corp (a)	731	12
Equity LifeStyle Properties Inc	17,429	1,149	Staples Inc	994,345	8,870
Essex Property Trust Inc	4,850	1,033	Tiffany & Co	1,391	89
Federal Realty Investment Trust	72,370	10,916	Urban Outfitters Inc (a)	200,683	4,592
General Growth Properties Inc	103,222	2,895	Vista Outdoor Inc (a)	4,824	233
HCP Inc	23,156	832	Wendy's Co/The	13,279	136
Healthcare Trust of America Inc	34,307	962	Williams-Sonoma Inc	149,312	7,713
Hospitality Properties Trust	58,519	1,381	World Fuel Services Corp	4,244	165
Host Hotels & Resorts Inc	54,681	757			$43,048
Iron Mountain Inc	40,837	1,125
Kilroy Realty Corp	4,390	245	Savings & Loans - 0.30%
Kimco Realty Corp	222,384	6,047	First Niagara Financial Group Inc	26,064	255
Liberty Property Trust	15,010	441	New York Community Bancorp Inc	43,980	680
Macerich Co/The	7,937	619	People's United Financial Inc	204,464	2,938
MFA Financial Inc	732,838	4,653	TFS Financial Corp	5,610	98
Mid-America Apartment Communities Inc	104,140	9,770	Washington Federal Inc	17,351	371
National Retail Properties Inc	39,165	1,682			$4,342
NorthStar Realty Europe Corp	13,940	132	Semiconductors - 1.66%
NorthStar Realty Finance Corp	39,270	466	Analog Devices Inc	4,475	241
Omega Healthcare Investors Inc	6,632	210	Applied Materials Inc	23,514	415
Outfront Media Inc	8,889	193	Cree Inc (a)	6,798	190
Paramount Group Inc	12,713	209	Intersil Corp	171,824	2,234
Piedmont Office Realty Trust Inc	10,955	203	Lam Research Corp	4,118	295
Plum Creek Timber Co Inc	10,152	411	Marvell Technology Group Ltd	29,912	265
Post Properties Inc	52,812	3,026	Maxim Integrated Products Inc	344,905	11,520
Prologis Inc	379,286	14,971	NVIDIA Corp	41,535	1,216
Rayonier Inc	8,958	189	NXP Semiconductors NV (a)	6,214	465
Realty Income Corp	18,239	1,018	ON Semiconductor Corp (a)	38,233	327
Regency Centers Corp	56,249	4,071	Teradyne Inc	14,976	291
Retail Properties of America Inc	126,963	1,969	Xilinx Inc	131,912	6,632
RLJ Lodging Trust	542,945	9,930			$24,091
Senior Housing Properties Trust	26,570	385
SL Green Realty Corp	9,946	960	Software - 2.20%
Spirit Realty Capital Inc	30,299	318	Activision Blizzard Inc	35,612	1,240
Starwood Property Trust Inc	805,016	15,327	Allscripts Healthcare Solutions Inc (a)	8,611	119
Tanger Factory Outlet Centers Inc	16,904	541	ANSYS Inc (a)	24,220	2,136
Taubman Centers Inc	1,949	138	Autodesk Inc (a)	2,937	138
Two Harbors Investment Corp	111,345	846	Black Knight Financial Services Inc (a)	329	10
UDR Inc	27,947	995	CA Inc	47,087	1,353
Urban Edge Properties	12,202	297	Dun & Bradstreet Corp/The	8,842	871
Ventas Inc	268,838	14,872	Fidelity National Information Services Inc	234,261	13,992
VEREIT Inc	45,399	350	First Data Corp (a)	310,577	4,152
Vornado Realty Trust	163,394	14,454	Nuance Communications Inc (a)	12,621	222
Weingarten Realty Investors	81,689	2,851	Paychex Inc	53,174	2,545
Welltower Inc	14,374	894	SS&C Technologies Holdings Inc	423	27
Weyerhaeuser Co	32,695	837	VMware Inc (a)	111,043	5,080
WP Carey Inc	5,652	329	Zynga Inc (a)	50,995	125
		$188,879			$32,010

Retail - 2.96%			Telecommunications - 1.07%
Best Buy Co Inc	22,231	621	ARRIS International PLC (a)	5,685	145
Cabela's Inc (a)	2,969	125	AT&T Inc	33,374	1,203
CarMax Inc (a)	7,710	341	CenturyLink Inc	67,653	1,719
Coach Inc	16,698	619	CommScope Holding Co Inc (a)	4,099	92
CST Brands Inc	1,092	42	EchoStar Corp (a)	3,139	110
Darden Restaurants Inc	29,816	1,881	Frontier Communications Corp	58,257	265

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Portfolio Summary (unaudited)
				Sector			Percent
Telecommunications (continued)				Financial			33.40%
Juniper Networks Inc	130,739	$3,086
Level 3 Communications Inc (a)	17,455	852		Consumer, Non-cyclical			12.85%
Motorola Solutions Inc	30,117	2,011		Utilities			11.29%
Sprint Corp (a)	47,964	145		Industrial			8.40%
Telephone & Data Systems Inc	68,065	1,578		Consumer, Cyclical			7.25%
United States Cellular Corp (a)	3,508	132		Energy			6.52%
Viavi Solutions Inc (a)	842,579	4,213		Technology			6.17%
Zayo Group Holdings Inc (a)	1,225	31		Communications			5.43%
				Exchange Traded Funds			4.03%
		$15,582		Basic Materials			3.11%
Textiles - 0.33%				Diversified			0.02%
Mohawk Industries Inc (a)	29,067	4,837		Other Assets in Excess of Liabilities, Net			1.53%
				TOTAL NET ASSETS			100.00%

Toys, Games & Hobbies - 0.04%
Hasbro Inc	2,126	158
Mattel Inc	16,970	468
		$626

Transportation - 0.46%
Genesee & Wyoming Inc (a)	2,479	123
Golar LNG Ltd	5,781	108
Kansas City Southern	5,545	393
Kirby Corp (a)	114,834	5,816
Ryder System Inc	3,553	189
Teekay Corp	3,725	25
		$6,654

Trucking & Leasing - 0.02%
AMERCO	305	112
GATX Corp	3,048	125
		$237

Water - 0.64%
American Water Works Co Inc	87,785	5,698
Aqua America Inc	113,662	3,584
		$9,282
TOTAL COMMON STOCKS		$1,371,342
INVESTMENT COMPANIES - 4.03%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 4.03%
BlackRock Liquidity Funds FedFund Portfolio	22,727,240	22,727
Cash Account Trust - Government & Agency	1,142,636	1,143
Portfolio - Government Cash Managed
First American Government Obligations Fund	34,605,579	34,605
		$58,475
TOTAL INVESTMENT COMPANIES		$58,475
Total Investments		$1,429,817
Other Assets in Excess of Liabilities, Net - 1.53%		$22,228
TOTAL NET ASSETS - 100.00%		$1,452,045

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$0 or 0.00% of net assets.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Futures Contracts

							Unrealized
Type	Long/Short			Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2016	Long	476			$62,334	$62,584	$250
Total							$250

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2016 (unaudited)

COMMON STOCKS - 95.16%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.02%			Building Materials - 3.00%
Clear Channel Outdoor Holdings Inc	1,043	$5	Armstrong World Industries Inc (a)	779	$30
Nielsen Holdings PLC	3,644	176	CRH PLC ADR	410,654	11,055
		$181	Fortune Brands Home & Security Inc	4,906	238
			Martin Marietta Materials Inc	1,838	231
Aerospace & Defense - 3.16%			Owens Corning	369,342	17,060
Harris Corp	3,276	285	Vulcan Materials Co	3,673	324
L-3 Communications Holdings Inc	2,623	307			$28,938
Orbital ATK Inc	106,972	9,652
Spirit AeroSystems Holdings Inc (a)	475,670	20,168	Chemicals - 2.59%
Triumph Group Inc	2,034	52	Airgas Inc	1,677	235
		$30,464	Albemarle Corp	3,574	188
			Ashland Inc	1,822	173
Agriculture - 2.03%			Cabot Corp	112,918	4,555
Bunge Ltd	4,576	284	Celanese Corp	6,725	428
Reynolds American Inc	385,953	19,278	Eastman Chemical Co	88,027	5,388
		$19,562	FMC Corp	283,273	10,119
Airlines - 0.02%			Huntsman Corp	3,617	31
JetBlue Airways Corp (a)	10,250	218	Mosaic Co/The	15,494	373
			Platform Specialty Products Corp (a)	4,964	38
			Westlake Chemical Corp	77,009	3,502
Apparel - 1.95%					$25,030
Hanesbrands Inc	607,245	18,564
Ralph Lauren Corp	2,491	280	Coal - 0.01%
		$18,844	CONSOL Energy Inc	9,348	74

Automobile Manufacturers - 0.01%
PACCAR Inc	1,060	52	Commercial Services - 1.59%
			Aaron's Inc	2,491	57
			ADT Corp/The	8,309	246
Automobile Parts & Equipment - 1.90%			Aramark	508	16
Allison Transmission Holdings Inc	3,962	94	Booz Allen Hamilton Holding Corp	458	13
Delphi Automotive PLC	96,213	6,248	Equifax Inc	54,000	5,713
Goodyear Tire & Rubber Co/The	417,762	11,869	H&R Block Inc	485	16
Lear Corp	1,268	132	KAR Auction Services Inc	3,029	101
		$18,343	ManpowerGroup Inc	3,611	276
			Quanta Services Inc (a)	5,537	104
Banks - 5.42%
Associated Banc-Corp	7,110	125	RR Donnelley & Sons Co	5,036	70
Bank of Hawaii Corp	2,065	124	Total System Services Inc	216,922	8,712
BankUnited Inc	4,616	156			$15,324
BOK Financial Corp	1,259	63	Computers - 2.96%
Capital One Financial Corp	162,895	10,689	3D Systems Corp (a)	2,921	23
CIT Group Inc	8,584	252	Amdocs Ltd	259,995	14,232
Citizens Financial Group Inc	16,321	347	Brocade Communications Systems Inc	18,882	151
Comerica Inc	8,554	293	Computer Sciences Corp	5,859	188
Commerce Bancshares Inc/MO	3,986	164	CSRA Inc	5,861	157
Cullen/Frost Bankers Inc	2,555	122	DST Systems Inc	367	39
East West Bancorp Inc	4,581	148	IHS Inc (a)	642	67
Fifth Third Bancorp	637,411	10,071	Leidos Holdings Inc	71,599	3,302
First Republic Bank/CA	4,512	307	Lexmark International Inc	2,812	79
Huntington Bancshares Inc/OH	549,158	4,712	NCR Corp (a)	7,591	162
KeyCorp	27,030	302	NetApp Inc	10,747	236
M&T Bank Corp	5,087	560	SanDisk Corp	6,623	468
Northern Trust Corp	7,435	462	Synopsys Inc (a)	208,299	8,936
PacWest Bancorp	69,164	2,539	Teradata Corp (a)	1,513	37
Popular Inc	4,753	119	Western Digital Corp	10,142	487
Regions Financial Corp	60,077	488			$28,564
Signature Bank/New York NY (a)	130	18
SunTrust Banks Inc	431,821	15,796	Consumer Products - 0.79%
SVB Financial Group (a)	612	62	Avery Dennison Corp	121,997	7,429
Synovus Financial Corp	6,110	187	Clorox Co/The	1,822	235
TCF Financial Corp	7,355	88			$7,664
Valley National Bancorp	445,191	3,918	Cosmetics & Personal Care - 0.02%
Zions Bancorporation	8,390	190	Avon Products Inc	17,589	60
		$52,302	Edgewell Personal Care Co	1,977	146
Beverages - 0.04%					$206
Brown-Forman Corp - A Shares	76	8	Distribution & Wholesale - 0.76%
Brown-Forman Corp - B Shares	258	25	Fossil Group Inc (a)	419	14
Molson Coors Brewing Co	4,393	398	Genuine Parts Co	1,094	94
		$431	Ingram Micro Inc	253,578	7,150
Biotechnology - 0.02%			WESCO International Inc (a)	2,045	83
Alnylam Pharmaceuticals Inc (a)	536	37			$7,341
Bio-Rad Laboratories Inc (a)	889	113
			Diversified Financial Services - 4.90%
		$150	Air Lease Corp	4,306	111

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Engineering & Construction - 0.57%
Ally Financial Inc (a)	14,207	$225	AECOM (a)	5,761	$158
Ameriprise Financial Inc	107,197	9,718	Chicago Bridge & Iron Co NV ADR	4,284	166
CoreLogic Inc/United States (a)	2,150	77	Fluor Corp	6,860	308
Discover Financial Services	220,196	10,083	Jacobs Engineering Group Inc (a)	6,078	238
E*TRADE Financial Corp (a)	9,213	217	KBR Inc	313,493	4,471
FNF Group	8,936	289	SBA Communications Corp (a)	2,084	207
Interactive Brokers Group Inc - A Shares	2,524	81			$5,548
Intercontinental Exchange Inc	2,283	602
Invesco Ltd	16,228	486	Entertainment - 0.72%
Legg Mason Inc	2,822	86	Dolby Laboratories Inc	2,323	84
Nasdaq Inc	3,688	229	Gaming and Leisure Properties Inc	3,331	87
Navient Corp	751,599	7,185	International Game Technology PLC	1,527	22
OneMain Holdings Inc (a)	2,341	62	SeaWorld Entertainment Inc	354,718	6,761
Raymond James Financial Inc	6,445	282			$6,954
Santander Consumer USA Holdings Inc (a)	3,374	35	Environmental Control - 0.07%
SLM Corp (a)	826,743	5,291	Republic Services Inc	7,725	338
Synchrony Financial (a)	430,952	12,248	Waste Connections Inc	5,842	350
TD Ameritrade Holding Corp	1,224	34			$688
Waddell & Reed Financial Inc	395	11
		$47,352	Food - 2.24%
			Blue Buffalo Pet Products Inc (a)	549	9
Electric - 8.04%			Campbell Soup Co	4,618	261
AES Corp/VA	37,455	356	ConAgra Foods Inc	16,875	703
Alliant Energy Corp	3,599	235	Flowers Foods Inc	756	16
Ameren Corp	216,401	9,721	Ingredion Inc	103,548	10,429
Avangrid Inc (a)	2,455	94	JM Smucker Co/The	5,620	721
Calpine Corp (a)	10,501	161	Kellogg Co	773	57
CMS Energy Corp	13,724	534	Pilgrim's Pride Corp (a)	2,261	50
Consolidated Edison Inc	13,515	938	Pinnacle Foods Inc	3,716	159
DTE Energy Co	8,589	730	Safeway, Inc. - CVR - Casa Ley (a),(b)	8,276	—
Edison International	10,381	641	Safeway, Inc. - CVR - Property Development	8,276	—
Entergy Corp	5,719	404	Centers (a),(b),(c)
Eversource Energy	10,120	544	Sysco Corp	13,016	518
FirstEnergy Corp	301,447	9,966	Tyson Foods Inc	162,342	8,663
Great Plains Energy Inc	6,384	178	Whole Foods Market Inc	937	27
Hawaiian Electric Industries Inc	4,508	135			$21,613
ITC Holdings Corp	3,138	125
MDU Resources Group Inc	8,190	138	Forest Products & Paper - 0.02%
NRG Energy Inc	13,009	138	Domtar Corp	2,949	95
OGE Energy Corp	6,369	167	International Paper Co	2,071	71
Pepco Holdings Inc	8,021	214			$166
Pinnacle West Capital Corp	166,763	11,058	Gas - 0.92%
PPL Corp	392,006	13,744	AGL Resources Inc	6,346	403
Public Service Enterprise Group Inc	391,540	16,171	Atmos Energy Corp	39,823	2,757
SCANA Corp	7,309	460	CenterPoint Energy Inc	226,027	4,039
TECO Energy Inc	13,047	354	National Fuel Gas Co	3,470	157
WEC Energy Group Inc	10,059	556	NiSource Inc	16,318	343
Westar Energy Inc	4,500	196	Questar Corp	7,178	146
Xcel Energy Inc	251,729	9,621	Sempra Energy	7,888	747
		$77,579	UGI Corp	5,497	187
Electrical Components & Equipment - 0.02%			Vectren Corp	3,501	147
Energizer Holdings Inc	2,534	81			$8,926
Hubbell Inc	1,593	144	Hand & Machine Tools - 1.34%
		$225	Kennametal Inc	3,512	62
Electronics - 1.64%			Lincoln Electric Holdings Inc	547	29
Agilent Technologies Inc	10,610	400	Regal Beloit Corp	1,927	108
Arrow Electronics Inc (a)	4,208	217	Stanley Black & Decker Inc	134,860	12,723
Avnet Inc	6,983	279			$12,922
Fitbit Inc (a)	1,236	21
			Healthcare - Products - 1.21%
FLIR Systems Inc	2,506	73	Bio-Techne Corp	926	76
Garmin Ltd	4,921	173	Boston Scientific Corp (a)	39,387	690
Gentex Corp	6,476	89	Cooper Cos Inc/The	493	65
Jabil Circuit Inc	7,252	144	DENTSPLY International Inc	5,344	315
Keysight Technologies Inc (a)	1,509	35
			Hill-Rom Holdings Inc	264	13
National Instruments Corp	3,965	113	Patterson Cos Inc	1,687	72
PerkinElmer Inc	3,050	147	QIAGEN NV (a)	11,273	256
Trimble Navigation Ltd (a)	7,845	151
			St Jude Medical Inc	178,421	9,432
Tyco International Plc	405,832	13,957	Teleflex Inc	2,084	283
		$15,799	VWR Corp (a)	787	19
Energy - Alternate Sources - 0.03%			Zimmer Biomet Holdings Inc	5,092	505
First Solar Inc (a)	3,937	270			$11,726

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services - 4.06%			Internet (continued)
Brookdale Senior Living Inc (a)	6,064	$99	Match Group Inc (a)	639	$8
Cigna Corp	117,447	15,691	Symantec Corp	21,691	430
Community Health Systems Inc (a)	5,015	108			$506
DaVita HealthCare Partners Inc (a)	5,823	391
Health Net Inc/CA (a)	41,582	2,753	Iron & Steel - 0.10%
Laboratory Corp of America Holdings (a)	3,186	358	Nucor Corp	14,587	570
LifePoint Health Inc (a)	125,020	8,725	Reliance Steel & Aluminum Co	3,313	189
MEDNAX Inc (a)	68,349	4,747	Steel Dynamics Inc	9,558	175
Quest Diagnostics Inc	6,720	441			$934
Universal Health Services Inc	51,921	5,849	Leisure Products & Services - 2.78%
		$39,162	Brunswick Corp/DE	1,098	44
			Harley-Davidson Inc	4,421	177
Holding Companies - Diversified - 0.02%			Norwegian Cruise Line Holdings Ltd (a)	226,234	10,264
Leucadia National Corp	9,032	150
			Royal Caribbean Cruises Ltd	199,586	16,358
					$26,843
Home Builders - 0.07%
DR Horton Inc	9,349	257	Lodging - 0.04%
			Hyatt Hotels Corp (a)	1,474	57
Lennar Corp - A Shares	3,372	142	MGM Resorts International (a)	13,197	265
Lennar Corp - B Shares	329	12
PulteGroup Inc	11,581	194	Wynn Resorts Ltd	289	19
Toll Brothers Inc (a)	3,645	101			$341
		$706	Machinery - Construction & Mining - 0.03%
Home Furnishings - 1.07%			Joy Global Inc	4,048	40
Whirlpool Corp	77,245	10,381	Oshkosh Corp	3,232	107
			Terex Corp	4,692	105
					$252
Housewares - 0.02%
Newell Rubbermaid Inc	4,250	165	Machinery - Diversified - 1.42%
Scotts Miracle-Gro Co/The	329	23	AGCO Corp	3,354	164
Tupperware Brands Corp	202	9	BWX Technologies Inc	4,175	125
		$197	CNH Industrial NV	1,198,698	7,504
			Flowserve Corp	3,600	139
Insurance - 6.92%			IDEX Corp	213	15
Alleghany Corp (a)	509	243	Manitowoc Co Inc/The	5,758	91
Allied World Assurance Co Holdings AG	4,230	155	Roper Technologies Inc	1,976	347
American Financial Group Inc/OH	4,313	306	SPX FLOW Inc (a)	84,218	2,007
American National Insurance Co	479	47	Xylem Inc/NY	93,182	3,350
AmTrust Financial Services Inc	50,949	2,914			$13,742
Arch Capital Group Ltd (a)	6,468	437
Arthur J Gallagher & Co	2,406	91	Media - 0.30%
Aspen Insurance Holdings Ltd	101,990	4,744	Cable One Inc	144	62
Assurant Inc	2,155	175	Cablevision Systems Corp	5,514	176
Assured Guaranty Ltd	6,483	154	Discovery Communications Inc - A Shares (a)	796	22
Axis Capital Holdings Ltd	3,201	173	Discovery Communications Inc - C Shares (a)	2,944	80
Brown & Brown Inc	5,252	159	Gannett Co Inc	4,969	74
Cincinnati Financial Corp	8,507	490	John Wiley & Sons Inc	2,067	87
CNA Financial Corp	1,686	56	Liberty Broadband Corp - C Shares (a)	2,817	132
Endurance Specialty Holdings Ltd	193,877	12,007	Liberty Media Corp - A Shares (a)	4,422	162
Everest Re Group Ltd	79,095	14,154	Liberty Media Corp - C Shares (a)	9,694	345
Genworth Financial Inc (a)	22,776	63	Meredith Corp	28,003	1,185
Hanover Insurance Group Inc/The	2,075	169	News Corp - A Shares	12,189	158
Hartford Financial Services Group Inc/The	19,368	778	News Corp - B Shares	5,346	71
Lincoln National Corp	12,150	479	TEGNA Inc	11,000	264
Loews Corp	14,966	554	Tribune Media Co	3,366	111
Markel Corp (a)	398	335			$2,929
Mercury General Corp	1,388	64	Metal Fabrication & Hardware - 0.02%
Old Republic International Corp	278,250	5,031	Timken Co/The	3,504	93
PartnerRe Ltd	1,520	213	Valmont Industries Inc	1,072	114
ProAssurance Corp	2,693	135			$207
Progressive Corp/The	27,150	848
Reinsurance Group of America Inc	62,296	5,247	Mining - 0.10%
RenaissanceRe Holdings Ltd	2,729	307	Alcoa Inc	41,727	304
StanCorp Financial Group Inc	2,575	295	Freeport-McMoRan Inc	35,978	165
Torchmark Corp	6,752	367	Newmont Mining Corp	22,683	453
Unum Group	13,371	383	Tahoe Resources Inc	6,007	47
Validus Holdings Ltd	3,938	174			$969
Voya Financial Inc	10,597	324
Willis Towers Watson PLC	124,218	14,219	Miscellaneous Manufacturers - 1.10%
WR Berkley Corp	3,100	156	AptarGroup Inc	2,290	167
XL Group PLC	9,771	354	Carlisle Cos Inc	2,528	212
			Colfax Corp (a)	4,448	98
		$66,800
			Crane Co	2,326	111
Internet - 0.05%			Donaldson Co Inc	870	24
Expedia Inc	673	68	Dover Corp	7,298	427

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Miscellaneous Manufacturers (continued)			Packaging & Containers (continued)
Eaton Corp PLC	158,306	$7,996	Sonoco Products Co	4,473	$177
Ingersoll-Rand PLC	7,844	404	WestRock Co	11,236	396
ITT Corp	4,143	134			$1,130
Parker-Hannifin Corp	2,416	235
Pentair PLC	7,526	355	Pharmaceuticals - 2.31%
			Alkermes PLC (a)	1,048	33
Textron Inc	9,758	334
Trinity Industries Inc	7,012	150	Cardinal Health Inc	258,287	21,017
			Endo International PLC (a)	4,608	256
		$10,647	Herbalife Ltd (a)	427	20
Office & Business Equipment - 0.04%			Mallinckrodt PLC (a)	2,260	131
Pitney Bowes Inc	5,911	116	Perrigo Co PLC	5,089	736
Xerox Corp	32,260	314	Quintiles Transnational Holdings Inc (a)	1,084	66
		$430	VCA Inc (a)	313	16

Oil & Gas - 3.45%					$22,275
Antero Resources Corp (a)	3,165	86	Pipelines - 0.04%
California Resources Corp	16,630	24	Columbia Pipeline Group Inc	12,740	237
Cheniere Energy Inc (a)	7,537	226	ONEOK Inc	5,109	127
Cimarex Energy Co	3,013	280			$364
Cobalt International Energy Inc (a)	15,683	59
Concho Resources Inc (a)	5,978	569	Real Estate - 1.11%
Continental Resources Inc/OK (a)	2,642	56	Four Corners Property Trust Inc	2,146	36
CVR Energy Inc	739	26	Jones Lang LaSalle Inc	74,958	10,548
			Realogy Holdings Corp (a)	2,990	98
Diamond Offshore Drilling Inc	3,102	58
Energen Corp	3,381	119			$10,682
Ensco PLC	10,597	104	REITS - 8.50%
EP Energy Corp (a)	4,401	16	Alexandria Real Estate Equities Inc	3,710	294
EQT Corp	4,853	300	American Campus Communities Inc	6,780	286
Gulfport Energy Corp (a)	4,564	135	American Capital Agency Corp	11,174	191
Helmerich & Payne Inc	35,159	1,786	American Homes 4 Rent	6,968	104
Hess Corp	11,991	510	Annaly Capital Management Inc	30,198	287
HollyFrontier Corp	9,060	317	Apartment Investment & Management Co	190,809	7,470
Kosmos Energy Ltd (a)	7,869	36	Apple Hospitality REIT Inc	8,054	147
Laredo Petroleum Inc (a)	5,348	41	AvalonBay Communities Inc	5,965	1,023
Marathon Oil Corp	33,266	324	Boston Properties Inc	412	48
Murphy Oil Corp	7,505	147	Brandywine Realty Trust	8,011	103
Murphy USA Inc (a)	1,817	105	Brixmor Property Group Inc	7,815	208
Nabors Industries Ltd	14,495	107	Camden Property Trust	2,766	211
Newfield Exploration Co (a)	6,950	202	Care Capital Properties Inc	3,833	115
Noble Corp plc	490,124	3,818	CBL & Associates Properties Inc	8,360	90
Noble Energy Inc	19,118	619	Chimera Investment Corp	8,292	103
Patterson-UTI Energy Inc	6,695	96	Columbia Property Trust Inc	5,153	115
PBF Energy Inc	264,069	9,240	Corporate Office Properties Trust	208,887	4,658
Pioneer Natural Resources Co	4,756	590	Corrections Corp of America	5,172	149
QEP Resources Inc	7,669	98	DDR Corp	9,623	165
Range Resources Corp	6,525	193	Digital Realty Trust Inc	1,989	159
Rice Energy Inc (a)	3,124	36	Douglas Emmett Inc	6,536	193
Rowan Cos Plc	5,858	74	Duke Realty Corp	10,964	221
Seadrill Ltd (a)	19,098	40	Empire State Realty Trust Inc	3,249	54
SM Energy Co	3,359	47	Equity Commonwealth (a)	5,941	160
Southwestern Energy Co (a)	16,419	146	Equity LifeStyle Properties Inc	113,000	7,449
Tesoro Corp	143,856	12,551	Essex Property Trust Inc	54,968	11,714
Whiting Petroleum Corp (a)	8,334	61	General Growth Properties Inc	18,386	516
WPX Energy Inc (a)	10,667	58	HCP Inc	14,711	529
		$33,300	Healthcare Trust of America Inc	5,235	147
Oil & Gas Services - 1.67%			Hospitality Properties Trust	6,622	156
Cameron International Corp (a)	224,097	14,714	Host Hotels & Resorts Inc	559,185	7,744
Dril-Quip Inc (a)	1,809	106	Iron Mountain Inc	4,106	113
FMC Technologies Inc (a)	6,991	176	Kilroy Realty Corp	2,790	156
Frank's International NV	2,163	32	Kimco Realty Corp	20,110	547
National Oilwell Varco Inc	18,671	607	Liberty Property Trust	6,816	200
NOW Inc (a)	4,555	62	Macerich Co/The	5,042	393
Oceaneering International Inc	3,649	123	MFA Financial Inc	16,251	103
RPC Inc	2,947	37	Mid-America Apartment Communities Inc	4,173	391
Superior Energy Services Inc	7,081	73	National Retail Properties Inc	7,734	332
Targa Resources Corp	1,648	37	Omega Healthcare Investors Inc	4,219	134
Weatherford International PLC (a)	24,603	166	Outfront Media Inc	5,667	123
		$16,133	Paramount Group Inc	8,091	133
			Piedmont Office Realty Trust Inc	6,979	129
Packaging & Containers - 0.12%			Plum Creek Timber Co Inc	6,449	261
Bemis Co Inc	3,813	182	Post Properties Inc	73,798	4,228
Crown Holdings Inc (a)	4,593	211	Prologis Inc	16,698	659
Graphic Packaging Holding Co	6,783	77	Rayonier Inc	5,717	121
Owens-Illinois Inc (a)	6,718	87	Realty Income Corp	11,587	646

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)			Software (continued)
Regency Centers Corp	149,004	$10,786	CA Inc	15,347	$441
Retail Properties of America Inc	10,848	168	Dun & Bradstreet Corp/The	1,216	120
Senior Housing Properties Trust	10,280	149	Electronic Arts Inc (a)	72,471	4,678
SL Green Realty Corp	3,172	306	Fidelity National Information Services Inc	7,554	451
Spirit Realty Capital Inc	19,249	202	First Data Corp (a)	1,908	25
Starwood Property Trust Inc	10,611	202	Nuance Communications Inc (a)	8,026	141
Taubman Centers Inc	1,247	89	Paychex Inc	3,361	161
Two Harbors Investment Corp	16,470	125	SS&C Technologies Holdings Inc	267	17
UDR Inc	386,399	13,752	Zynga Inc (a)	32,134	79
Ventas Inc	10,543	583			$7,274
VEREIT Inc	28,663	221
Vornado Realty Trust	5,999	531	Telecommunications - 0.83%
			ARRIS International PLC (a)	3,634	93
Weingarten Realty Investors	5,673	198
Welltower Inc	9,131	568	CenturyLink Inc	25,850	657
			CommScope Holding Co Inc (a)	2,583	58
Weyerhaeuser Co	20,768	532	EchoStar Corp (a)	1,978	70
WP Carey Inc	3,307	193
		$82,083	Frontier Communications Corp	37,045	169
			Juniper Networks Inc	261,358	6,168
Retail - 4.18%			Level 3 Communications Inc (a)	11,088	541
Best Buy Co Inc	14,123	394	Sprint Corp (a)	30,229	91
Cabela's Inc (a)	1,870	79	Telephone & Data Systems Inc	3,895	90
Coach Inc	10,608	393	United States Cellular Corp (a)	523	20
CST Brands Inc	688	27	Viavi Solutions Inc (a)	11,401	57
Darden Restaurants Inc	173,922	10,967	Zayo Group Holdings Inc (a)	772	19
Dick's Sporting Goods Inc	1,231	48			$8,033
Dillard's Inc	827	58
DSW Inc	2,900	70	Textiles - 0.47%
			Mohawk Industries Inc (a)	27,440	4,566
Foot Locker Inc	186,450	12,597
GameStop Corp	4,560	120
JC Penney Co Inc (a)	12,448	90	Toys, Games & Hobbies - 0.04%
Kohl's Corp	8,331	414	Hasbro Inc	1,359	101
L Brands Inc	140,019	13,463	Mattel Inc	10,781	297
Liberty Interactive Corp QVC Group (a)	13,016	339			$398
Macy's Inc	4,183	169
MSC Industrial Direct Co Inc	1,536	100	Transportation - 1.16%
			Genesee & Wyoming Inc (a)	1,547	77
Nu Skin Enterprises Inc	1,839	58
Office Depot Inc (a)	19,221	99	Golar LNG Ltd	327,749	6,103
Penske Automotive Group Inc	1,222	38	Kansas City Southern	3,521	250
			Kirby Corp (a)	2,408	122
PVH Corp	2,618	192
Rite Aid Corp (a)	12,957	101	Ryder System Inc	86,644	4,606
Sears Holdings Corp (a)	489	8	Teekay Corp	2,391	16
Staples Inc	20,296	181			$11,174
Tiffany & Co	860	55	Trucking & Leasing - 0.02%
Vista Outdoor Inc (a)	2,359	114
			AMERCO	196	72
Wendy's Co/The	8,371	86	GATX Corp	1,922	79
World Fuel Services Corp	2,735	107			$151
		$40,367
			Water - 0.07%
Savings & Loans - 2.49%			American Water Works Co Inc	8,280	537
First Niagara Financial Group Inc	344,464	3,372	Aqua America Inc	5,643	178
New York Community Bancorp Inc	851,152	13,176			$715
People's United Financial Inc	514,691	7,396	TOTAL COMMON STOCKS		$918,703
TFS Financial Corp	3,535	62	INVESTMENT COMPANIES - 4.36%	Shares Held	Value(000	's)
		$24,006
			Publicly Traded Investment Fund - 4.36%
Semiconductors - 1.80%			BlackRock Liquidity Funds FedFund Portfolio	2,998,708	2,999
Analog Devices Inc	829	45	Cash Account Trust - Government & Agency	537,538	537
Applied Materials Inc	14,939	264	Portfolio - Government Cash Managed
Cree Inc (a)	4,333	121
			First American Government Obligations Fund	26,679,571	26,680
Lam Research Corp	2,616	188	Goldman Sachs Financial Square Funds -	11,899,892	11,900
Marvell Technology Group Ltd	19,064	169	Government Fund
Maxim Integrated Products Inc	5,917	197			$42,116
Microchip Technology Inc	194,433	8,712
NVIDIA Corp	176,955	5,183	TOTAL INVESTMENT COMPANIES		$42,116
ON Semiconductor Corp (a)	2,311	20	Total Investments		$960,819
Teradyne Inc	104,513	2,031	Other Assets in Excess of Liabilities, Net - 0.48%		$4,647
Xilinx Inc	9,360	470	TOTAL NET ASSETS - 100.00%		$965,466
		$17,400

Software - 0.75%			(a) Non-Income Producing Security
Activision Blizzard Inc	22,625	788	(b)		Fair value of these investments is determined in good faith by the Manager
Allscripts Healthcare Solutions Inc (a)	5,426	75	under procedures established and periodically reviewed by the Board of
ANSYS Inc (a)	2,318	204	Directors. At the end of the period, the fair value of these securities totaled
Autodesk Inc (a)	1,880	88	$0 or 0.00% of net assets.
Black Knight Financial Services Inc (a)	190	6

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2016 (unaudited)

(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.34%
Consumer, Non-cyclical		14.33%
Consumer, Cyclical		14.03%
Industrial		13.67%
Utilities		9.03%
Technology		5.53%
Energy		5.20%
Exchange Traded Funds		4.36%
Basic Materials		2.81%
Communications		1.20%
Diversified		0.02%
Other Assets in Excess of Liabilities, Net		0.48%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2016	Long	339	$46,282	$44,572	$(1,710)
Total					$(1,710)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 5.34%		Shares Held Value (000's)			Principal
				MUNICIPAL BONDS - 5.03%	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.34%
BlackRock Liquidity Funds TempFund		17,430,000	$17,430	California - 0.79%
Portfolio				Kern Water Bank Authority (credit support
Deutsche Money Market Series		14,980,000	14,980	from Wells Fargo)
Morgan Stanley Institutional Liquidity Funds -		4,900,000	4,900	0.42%, 02/05/2016(e)	$4,367	$4,367
Government Portfolio				San Francisco City & County Redevelopment
STIT - Liquid Assets Portfolio		18,000,000	18,000	Agency (credit support from Fannie Mae)
			$55,310	0.32%, 02/05/2016(e)	3,800	3,800
TOTAL INVESTMENT COMPANIES			$55,310			$8,167
		Principal		Colorado - 1.50%
BONDS- 9.25%		Amount (000's) Value (000's)		City of Colorado Springs CO Utilities System
Automobile Asset Backed Securities - 2.81%				Revenue (credit support from Mizuho Bank
AmeriCredit Automobile Receivables 2015-4				LTD)
0.50%, 11/08/2016		$2,867	$2,867	0.32%, 02/05/2016(e)	7,000	7,000
AmeriCredit Automobile Receivables Trust				Colorado Housing & Finance
2015-3				Authority (credit support from Federal Home
0.50%, 08/08/2016(a)		1,114	1,114	Loan Bank)
ARI Fleet Lease Trust 2015-A				0.39%, 02/05/2016(a),(e)	7,510	7,510
0.40%, 04/15/2016(b)		332	332	County of Kit Carson CO (credit support from
BMW Vehicle Lease Trust 2015-2				Wells Fargo)
0.42%, 10/20/2016(a)		2,212	2,212	0.35%, 02/05/2016(e)	925	925
Chrysler Capital Auto Receivables Trust 2015-						$15,435
B				Illinois - 1.09%
0.48%, 11/15/2016(b)		3,114	3,114
				Memorial Health System/IL (credit support
Enterprise Fleet Financing LLC				from JP Morgan Chase & Co)
0.48%, 07/20/2016(a),(b)		2,017	2,016	0.35%, 02/05/2016(e)	11,295	11,295
Ford Credit Auto Lease Trust 2015-B
0.43%, 11/15/2016(a)		2,470	2,470
Ford Credit Auto Owner Trust 2016-A				Maryland - 0.63%
0.68%, 02/15/2017		7,600	7,600	City of Baltimore MD (credit support from
GM Financial Automobile Leasing Trust				State Street Bank & Trust)
2015-3				0.37%, 02/05/2016(e)	6,555	6,555
0.45%, 10/20/2016(a)		2,217	2,217
Hyundai Auto Lease Securitization Trust				Minnesota - 0.42%
2016	-A
0.68%, 02/15/2017(a),(b),(c)		5,200	5,200	City of St Paul MN (credit support from
				Wells Fargo)
			$29,142	0.42%, 02/05/2016(e)	4,400	4,400
Banks- 0.70%
Wells Fargo Bank NA				New Mexico - 0.29%
0.77%, 02/21/2017(a)		7,200	7,200	City of Las Cruces NM (credit support from
				Wells Fargo)
Diversified Financial Services - 2.29%				0.42%, 02/05/2016(e)	3,000	3,000
Corporate Finance Managers Inc
0.42%, 02/05/2016(a)		8,700	8,700	Oklahoma - 0.30%
MetLife Inc				Oklahoma University Hospital (credit support
0.43%, 08/17/2016(a),(d)		15,000	15,000	from Bank of America)
			$23,700	0.40%, 02/05/2016(e)	3,100	3,100
Healthcare - Services - 0.87%
Portland Clinic LLP/The				Washington - 0.01%
0.40%, 02/05/2016(a)		9,030	9,030	Washington State Housing Finance
				Commission (credit support from Fannie
				Mae)
Insurance - 1.55%				0.50%, 02/05/2016(e)	85	85
New York Life Global Funding Company
0.32%, 07/22/2016(a),(d)		16,000	16,000
				TOTAL MUNICIPAL BONDS		$52,037
					Principal
Other Asset Backed Securities - 1.03%				COMMERCIAL PAPER - 71.64%	Amount (000's) Value (000's)
Dell Equipment Finance Trust 2015-2
0.53%, 10/24/2016(a),(b)		3,762	3,762	Agriculture - 1.54%
MMAF Equipment Finance LLC 2015-A				Archer-Daniels-Midland Co
0.39%, 06/03/2016(a),(b)		531	531	0.40%, 02/12/2016(b)	$7,800	$7,799
Volvo Financial Equipment LLC Series 2016-				0.40%, 02/24/2016(b)	8,100	8,098
1						$15,897
0.75%, 02/15/2017(b)		6,400	6,400
				Automobile Manufacturers - 3.30%
			$10,693	BMW US Capital LLC (credit support from
TOTAL BONDS			$95,765	BMW AG)
				0.36%, 02/01/2016(b),(e)	5,500	5,500
				0.42%, 03/28/2016(b),(e)	8,000	7,995
				PACCAR Financial Corp (credit support from
				PACCAR Inc)
				0.50%, 04/27/2016(e)	7,100	7,091

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2016 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

Automobile Manufacturers (continued)			Commercial Services - 3.10%
Toyota Financial Services de Puerto Rico			Catholic Health Initiatives
Inc (credit support from Toyota Financial			0.48%, 02/11/2016	$5,413	$5,412
Services)			0.60%, 03/18/2016	5,900	5,895
0.28%, 02/01/2016(e)	$7,000	$7,000	0.62%, 04/12/2016	6,000	5,993
0.45%, 02/05/2016(e)	6,600	6,600	0.67%, 03/28/2016	8,500	8,491
		$34,186	Salvation Army/United States
			0.50%, 03/22/2016	6,300	6,296
Banks- 24.85%					$32,087
Bank of Nova Scotia/The
0.40%, 02/22/2016(b),(f)	4,100	4,099	Computers - 0.75%
0.50%, 03/08/2016(b),(f)	7,000	6,997	International Business Machines Corp
Bank of Tokyo-Mitsubishi UFJ Ltd/New York			0.42%, 03/23/2016(b)	7,800	7,795
NY
0.48%, 03/03/2016	7,000	6,997
0.59%, 04/07/2016	6,800	6,793	Consumer Products - 0.58%
BNP Paribas SA/New York NY			Reckitt Benckiser Treasury Services
0.26%, 02/01/2016	12,000	12,000	PLC (credit support from Reckitt Benckiser
			Group)
CAFCO LLC			0.35%, 02/04/2016(b),(e)	6,000	6,000
0.60%, 03/21/2016(b)	8,000	7,993
DBS Bank Ltd
0.56%, 03/22/2016(b),(f)	9,000	8,992	Diversified Financial Services - 20.09%
ING US Funding LLC (credit support from			Anglesea Funding LLC
ING Bank)			0.37%, 02/10/2016(b)	9,300	9,299
0.37%, 03/02/2016(e)	3,500	3,499	AXA Financial Inc (credit support from AXA
0.42%, 03/15/2016(e)	7,000	6,997	SA)
0.60%, 04/01/2016(e)	5,900	5,894	0.51%, 02/03/2016(b),(e)	4,700	4,700
0.61%, 04/05/2016(e)	7,000	6,992	DCAT LLC
Manhattan Asset Funding Co LLC			0.48%, 02/08/2016	7,800	7,799
0.45%, 02/01/2016(b)	7,700	7,700	0.50%, 02/10/2016	6,000	5,999
0.47%, 02/26/2016(b)	2,000	1,999	0.50%, 02/19/2016	8,000	7,998
0.51%, 02/08/2016(b)	8,000	7,999	0.53%, 03/01/2016	3,000	2,999
0.62%, 04/25/2016(b)	7,000	6,990	Fairway Finance Co LLC
Mitsubishi UFJ Trust & Banking Corp/NY			0.32%, 03/07/2016(b)	5,600	5,598
0.69%, 05/03/2016	7,000	6,988	0.35%, 02/08/2016(b)	7,000	7,000
Mizuho Bank Ltd/NY			Gotham Funding Corp
0.31%, 02/04/2016(b)	8,000	8,000	0.50%, 03/14/2016(b)	5,900	5,897
0.58%, 04/08/2016(b)	7,600	7,592	0.50%, 03/24/2016(b)	7,000	6,995
0.71%, 05/06/2016(b)	8,000	7,985	0.50%, 03/31/2016(b)	8,700	8,693
Nordea Bank AB			Intercontinental Exchange Inc
0.31%, 02/12/2016(b),(f)	7,000	6,999	0.43%, 02/04/2016(b)	6,000	6,000
0.56%, 04/04/2016(b),(f)	7,700	7,693	0.50%, 03/15/2016(b)	6,700	6,696
Oversea-Chinese Banking Corp Ltd			0.60%, 02/01/2016(b)	6,800	6,800
0.42%, 02/16/2016(f)	3,000	2,999	JP Morgan Securities LLC
Sheffield Receivables Co LLC			0.48%, 03/18/2016(b)	2,500	2,498
0.42%, 02/03/2016(b)	7,500	7,500	Liberty Street Funding LLC
0.50%, 02/18/2016(b)	6,500	6,498	0.46%, 02/08/2016(b)	6,500	6,499
0.75%, 03/17/2016(b)	8,000	7,993	0.59%, 03/09/2016(b)	7,000	6,996
Skandinaviska Enskilda Banken AB			0.59%, 03/14/2016(b)	7,000	6,995
0.33%, 02/16/2016(b),(f)	7,000	6,999	0.63%, 03/22/2016(b)	4,500	4,496
Societe Generale SA			National Rural Utilities Cooperative Finance
0.42%, 02/01/2016(b),(f)	6,250	6,250	Corp
0.47%, 02/26/2016(b),(f)	7,000	6,998	0.37%, 02/09/2016	7,800	7,799
Standard Chartered Bank/New York			0.40%, 02/03/2016	8,000	8,000
0.42%, 02/25/2016(b)	6,800	6,798	0.41%, 02/04/2016	6,000	6,000
0.65%, 04/04/2016(b)	7,700	7,691	Nieuw Amsterdam Receivables Corp
0.67%, 04/28/2016(b)	7,000	6,989	0.39%, 02/16/2016(b)	7,000	6,999
0.70%, 06/01/2016(b)	2,250	2,245	0.45%, 03/04/2016(b)	8,000	7,997
Sumitomo Mitsui Banking Corp			0.46%, 02/02/2016(b)	7,000	7,000
0.47%, 03/07/2016(b),(f)	8,000	7,996	Ontario Teachers' Finance Trust (credit
0.48%, 02/23/2016(b),(f)	8,000	7,998	support from Ontario Teachers Pension Plan
0.65%, 03/16/2016(b),(f)	8,200	8,193	Board)
United Overseas Bank Ltd			0.41%, 02/05/2016(b),(e)	7,800	7,800
0.60%, 04/18/2016(b),(f)	6,000	5,992	0.50%, 04/01/2016(b),(e)	7,000	6,994
0.60%, 05/02/2016(b),(f)	4,000	3,994	0.64%, 03/21/2016(b),(e)	7,800	7,793
0.63%, 04/25/2016(b),(f)	7,000	6,990	Regency Markets No. 1 LLC
		$257,321	0.43%, 02/11/2016(b)	8,000	7,999
			0.43%, 02/16/2016(b)	7,000	6,999
Beverages - 1.50%			0.43%, 02/22/2016(b)	6,700	6,698
Brown-Forman Corp					$208,035
0.47%, 02/19/2016(b)	7,000	6,998
0.50%, 02/05/2016(b)	8,500	8,500	Electric - 3.77%
		$15,498	Engie SA
			0.50%, 02/23/2016(b)	7,800	7,798

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2016 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		CERTIFICATE OF DEPOSIT (continued)	Amount (000's)	Value(000	's)

Electric (continued)			Banks (continued)
Engie SA (continued)			Citibank NA (continued)
0.55%, 03/07/2016(b)	$4,500	$4,498	0.50%, 04/11/2016	$8,000		$8,000
0.55%, 03/10/2016(b)	5,800	5,797				$43,300
0.58%, 03/29/2016(b)	7,000	6,993	TOTAL CERTIFICATE OF DEPOSIT			$43,300
Oglethorpe Power Corp				Maturity
0.50%, 02/18/2016(b)	8,000	7,998	REPURCHASE AGREEMENTS - 5.70%	Amount (000's)	Value(000	's)
0.60%, 03/11/2016(b)	6,000	5,996
		$39,080	Banks - 5.70%
			Credit Suisse Repurchase Agreement; 0.34%	$32,001		$32,000
Healthcare - Products - 0.75%			dated 01/29/2016 maturing 02/01/2016
Danaher Corp			(collateralized by US Government
0.40%, 02/17/2016(b)	7,800	7,798	Security; $32,645,069; 2.625%; dated
			08/15/2020)
Insurance - 2.08%			Merrill Lynch Repurchase Agreement; 0.32%	27,001		27,000
Prudential PLC			dated 01/29/2016 maturing 02/01/2016
0.32%, 02/17/2016(b)	7,000	6,999	(collateralized by US Government
0.40%, 02/02/2016(b)	8,000	8,000	Security; $27,540,011; 0.125%; dated
0.55%, 04/19/2016(b)	6,500	6,492	07/15/2022)
		$21,491				$59,000
			TOTAL REPURCHASE AGREEMENTS			$59,000
Machinery - Construction & Mining - 1.25%			Total Investments			$1,047,274
Caterpillar Financial Services Corp (credit			Liabilities in Excess of Other Assets, Net - (1.14)%			$(11,801)
support from Caterpillar Inc)			TOTAL NET ASSETS - 100.00%			$1,035,473
0.47%, 02/09/2016(e)	6,000	5,999
0.48%, 04/06/2016(e)	7,000	6,994
		$12,993	(a)	Variable Rate. Rate shown is in effect at January 31, 2016.
Machinery - Diversified - 0.71%			(b)		Security exempt from registration under Rule 144A of the Securities Act of
John Deere Financial Inc (credit support from			1933. These securities may be resold in transactions exempt from
John Deere Capital Corp)			registration, normally to qualified institutional buyers. At the end of the
0.50%, 02/18/2016(b),(e)	7,400	7,398	period, the value of these securities totaled $575,696 or 55.60% of net
			assets.
			(c)	Security purchased on a when-issued basis.
Miscellaneous Manufacturers - 1.11%			(d)		Security is Illiquid. At the end of the period, the value of these securities
Dover Corp			totaled $31,000 or 2.99% of net assets.
0.35%, 02/01/2016(b)	5,500	5,500	(e)		Credit support indicates investments that benefit from credit enhancement
0.39%, 02/05/2016(b)	6,000	6,000	or liquidity support provided by a third party bank, institution, or
		$11,500	government agency.
			(f)	Security issued by foreign bank and denominated in USD.
Oil & Gas - 3.50%
Exxon Mobil Corp
0.33%, 02/02/2016	8,000	8,000
0.38%, 03/02/2016	8,000	7,997	Portfolio Summary (unaudited)
Total Capital Canada Ltd (credit support from			Sector			Percent
Total SA)			Financial			62.12%
0.57%, 04/14/2016(b),(e)	7,000	6,992	Consumer, Non-cyclical			8.34%
Total Capital SA (credit support from Total			Exchange Traded Funds			5.34%
SA)			Insured			5.03%
0.31%, 02/01/2016(b),(e)	13,300	13,300	Asset Backed Securities			3.84%
		$36,289	Utilities			3.77%
REITS- 0.68%			Energy			3.50%
Simon Property Group LP			Consumer, Cyclical			3.30%
0.52%, 02/19/2016(b)	7,000	6,998	Industrial			3.07%
			Communications			2.08%
			Technology			0.75%
Telecommunications - 2.08%			Liabilities in Excess of Other Assets, Net			(1.14)%
Telstra Corp Ltd			TOTAL NET ASSETS			100.00%
0.37%, 02/16/2016(b)	8,000	7,999
0.37%, 02/24/2016(b)	7,000	6,998
0.38%, 02/22/2016(b)	6,500	6,499
		$21,496
TOTAL COMMERCIAL PAPER		$741,862
	Principal
CERTIFICATE OF DEPOSIT - 4.18%	Amount (000's) Value (000's)

Banks- 4.18%
Bank of America NA
0.31%, 02/10/2016	6,500	6,500
0.34%, 02/29/2016	8,000	8,000
0.66%, 05/18/2016	8,000	8,000
Bank of Nova Scotia/Houston
0.52%, 02/10/2017(a),(f)	5,800	5,800
Citibank NA
0.50%, 03/09/2016	7,000	7,000

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 94.76%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.95%			Banks (continued)
Airbus Group SE	370,000	$23,271	DNB ASA	39,696	$479
BAE Systems PLC	144,262	1,067	Erste Group Bank AG (a)	720,424	20,811
Embraer SA ADR	641,900	18,474	Fukuoka Financial Group Inc	48,000	204
IHI Corp	7,079,000	15,127	Gunma Bank Ltd/The	23,000	127
Rolls-Royce Holdings PLC (a)	1,559,486	12,405	Hachijuni Bank Ltd/The	25,000	140
		$70,344	Hang Seng Bank Ltd	31,000	516
			Hiroshima Bank Ltd/The	31,000	155
Agriculture - 4.65%			Hokuhoku Financial Group Inc	76,000	141
British American Tobacco PLC	713,701	39,770	HSBC Holdings PLC	794,603	5,604
Golden Agri-Resources Ltd	442,600	116	HSBC Holdings PLC	4,321,766	30,551
Imperial Tobacco Group PLC	800,220	43,329	ING Groep NV	2,300,409	26,207
KT&G Corp	182,412	15,798	Investec PLC	22,647	144
Philip Morris International Inc	132,800	11,953	Iyo Bank Ltd/The	15,200	129
		$110,966	Joyo Bank Ltd/The	38,000	154
Airlines - 1.62%			KBC Groep NV	150,187	8,607
Cathay Pacific Airways Ltd	74,000	117	Lloyds Banking Group PLC	28,959,779	27,131
International Consolidated Airlines Group SA	1,614,739	12,486	Mediobanca SpA	35,353	283
Japan Airlines Co Ltd	519,600	19,503	Mitsubishi UFJ Financial Group Inc	586,000	3,005
Ryanair Holdings PLC ADR	83,843	6,569	Mizrahi Tefahot Bank Ltd	8,723	98
		$38,675	Mizuho Financial Group Inc	956,600	1,655
			National Australia Bank Ltd	106,654	2,119
Apparel - 0.01%			Nordea Bank AB	123,382	1,242
Yue Yuen Industrial Holdings Ltd	46,500	161	Oversea-Chinese Banking Corp Ltd	80,300	449
			Resona Holdings Inc	101,400	466
			Royal Bank of Scotland Group PLC (a)	141,041	511
Automobile Manufacturers - 1.92%
Bayerische Motoren Werke AG	15,347	1,278	Shinsei Bank Ltd	112,000	175
Daihatsu Motor Co Ltd	12,000	187	Shizuoka Bank Ltd/The	33,000	288
Daimler AG	182,956	12,809	Skandinaviska Enskilda Banken AB	61,703	595
Hino Motors Ltd	8,100	92	Societe Generale SA	29,469	1,124
Honda Motor Co Ltd	74,400	2,017	Standard Chartered PLC	133,010	897
Isuzu Motors Ltd	37,300	378	Sumitomo Mitsui Financial Group Inc	587,700	19,716
Nissan Motor Co Ltd	113,400	1,128	Sumitomo Mitsui Trust Holdings Inc	152,070	486
Renault SA	8,910	756	Svenska Handelsbanken AB	60,826	765
Toyota Motor Corp	444,900	26,797	Swedbank AB	36,784	772
Volkswagen AG	2,220	291	UBS Group AG	1,617,155	26,724
			UniCredit SpA	96,955	375
		$45,733	United Overseas Bank Ltd	1,442,900	18,343
Automobile Parts & Equipment - 0.59%			Westpac Banking Corp	157,513	3,488
Aisin Seiki Co Ltd	12,000	509	Yamaguchi Financial Group Inc	12,000	130
Bridgestone Corp	26,300	958			$357,648
Cie Generale des Etablissements Michelin	8,647	789
Hankook Tire Co Ltd	264,179	10,302	Beverages - 0.91%
NHK Spring Co Ltd	9,900	98	Coca-Cola Amatil Ltd	17,956	108
NOK Corp	5,900	123	Diageo PLC	784,221	21,113
Nokian Renkaat OYJ	7,180	244	Kirin Holdings Co Ltd	37,000	525
Sumitomo Electric Industries Ltd	34,400	453			$21,746
Toyoda Gosei Co Ltd	4,100	89	Building Materials - 1.60%
Toyota Industries Corp	10,200	512	Asahi Glass Co Ltd	59,000	360
		$14,077	Cie de Saint-Gobain	22,229	916
Banks - 14.99%			CRH PLC	977,292	26,050
Aozora Bank Ltd	70,000	235	Fletcher Building Ltd	43,189	193
Australia & New Zealand Banking Group Ltd	136,325	2,367	Sumitomo Osaka Cement Co Ltd	2,637,000	10,749
Banco Bilbao Vizcaya Argentaria SA	129,452	833			$38,268
Banco de Sabadell SA	9,695,200	17,548	Chemicals - 3.96%
Banco Santander SA	3,917,931	16,790	Akzo Nobel NV	651,002	41,760
Bangkok Bank PCL	662,100	2,863	Asahi Kasei Corp	57,000	370
Bank Hapoalim BM	66,577	309	BASF SE	44,439	2,962
Bank Leumi Le-Israel BM (a)	87,795	289	Clariant AG (a)	724,660	11,833
Bank of East Asia Ltd/The	73,800	217	Evonik Industries AG	8,766	271
Bank of Kyoto Ltd/The	21,000	163	Givaudan SA (a)	2,164	4,052
Bank of Queensland Ltd	23,249	218	Hitachi Chemical Co Ltd	2,200	39
Bank of Yokohama Ltd/The	71,000	379	Israel Chemicals Ltd	31,984	129
Barclays PLC	10,473,290	28,026	JSR Corp	11,900	173
BNP Paribas SA	423,279	20,051	K+S AG	12,003	254
BOC Hong Kong Holdings Ltd	261,300	696	Koninklijke DSM NV	7,369	357
CaixaBank SA	5,217,602	15,852	Kuraray Co Ltd	7,800	94
Chiba Bank Ltd/The	43,000	266	Linde AG	150,398	20,465
Chugoku Bank Ltd/The	10,000	119	Mitsubishi Chemical Holdings Corp	42,500	237
Commerzbank AG (a)	43,240	351	Mitsubishi Gas Chemical Co Inc	24,000	115
Credit Agricole SA	42,874	428	Shin-Etsu Chemical Co Ltd	182,000	9,296
Credit Suisse Group AG (a)	912,469	16,164	Solvay SA	3,020	250
Danske Bank A/S	1,028,351	27,674	Syngenta AG	3,776	1,390
Deutsche Bank AG	56,026	1,004

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Chemicals (continued)			Electronics (continued)
Yara International ASA	11,213	$425	Kyocera Corp	13,000	$542
		$94,472	NEC Corp	57,000	151
			Nippon Electric Glass Co Ltd	25,000	129
Commercial Services - 1.68%					$20,250
Adecco SA (a)	6,732	413
Atlantia SpA	9,061	237	Engineering & Construction - 0.85%
Dai Nippon Printing Co Ltd	33,000	309	ACS Actividades de Construccion y Servicios	5,920	150
Edenred	13,025	245	SA
G4S PLC	34,051	111	ACS Actividades de Construccion y Servicios	5,880	3
RELX NV	2,302,582	38,422	SA - Rights (a)
Toppan Printing Co Ltd	33,000	287	Balfour Beatty PLC (a)	3,224,308	11,562
		$40,024	Boskalis Westminster	5,516	217
			Bouygues SA	12,710	498
Computers - 0.00%			CIMIC Group Ltd	6,369	110
Itochu Techno-Solutions Corp	3,000	49	Ferrovial SA	18,357	402
			Skanska AB	23,830	460
Distribution & Wholesale - 1.69%			Tecnicas Reunidas SA	165,597	5,518
ITOCHU Corp	73,500	864	Vinci SA	21,814	1,478
Jardine Cycle & Carriage Ltd	785,100	20,744			$20,398
Li & Fung Ltd	240,000	138
Marubeni Corp	51,800	248	Entertainment - 0.01%
Mitsubishi Corp	62,800	1,007	Tatts Group Ltd	45,800	136
Mitsui & Co Ltd	79,400	902
Sumitomo Corp	1,626,100	16,209	Food - 3.02%
Toyota Tsusho Corp	13,300	304	Aryzta AG (a)	332,104	15,195
		$40,416	Casino Guichard Perrachon SA	99,647	4,517
			Charoen Pokphand Foods PCL (c)	24,129,200	13,280
Diversified Financial Services - 1.91%			Dairy Crest Group PLC	1,744,197	16,273
AerCap Holdings NV (a)	4,014	123
			Delhaize Group	4,685	492
Daiwa Securities Group Inc	76,000	475	First Pacific Co Ltd/Hong Kong	146,000	101
Deutsche Boerse AG	324,626	27,701	ICA Gruppen AB	3,154	111
Julius Baer Group Ltd (a)	4,911	209
			J Sainsbury PLC	84,429	296
Mitsubishi UFJ Lease & Finance Co Ltd	30,900	153	METRO AG	11,177	317
Nomura Holdings Inc	166,800	905	Nestle SA	50,366	3,710
ORIX Corp	60,800	860	Nisshin Seifun Group Inc	6,660	108
Shinhan Financial Group Co Ltd	466,477	15,078	Nissin Foods Holdings Co Ltd	1,900	97
		$45,504	Orkla ASA	1,997,089	16,179
Electric - 3.13%			Tate & Lyle PLC	29,246	262
AGL Energy Ltd	30,451	406	Toyo Suisan Kaisha Ltd	1,900	66
AusNet Services	110,008	115	WH Group Ltd (a),(b)	239,000	137
Chubu Electric Power Co Inc	30,000	385	Wilmar International Ltd	120,400	243
Chugoku Electric Power Co Inc/The	18,600	248	Woolworths Ltd	33,444	581
CLP Holdings Ltd	87,500	735	Yamazaki Baking Co Ltd	1,000	22
E.ON SE	92,113	944			$71,987
EDP - Energias de Portugal SA	145,215	507	Forest Products & Paper - 1.29%
Electric Power Development Co Ltd	9,100	307	DS Smith PLC	5,727,518	29,968
Endesa SA	19,918	386	Stora Enso OYJ	34,540	281
Enel SpA	324,651	1,333	UPM-Kymmene OYJ	25,825	421
Engie SA	1,776,101	28,338			$30,670
Fortum OYJ	27,852	438
HK Electric Investments & HK Electric	166,500	130	Gas - 1.17%
Investments Ltd (b)			Centrica PLC	205,239	602
Hokuriku Electric Power Co	10,600	150	Gas Natural SDG SA	21,963	431
Iberdrola SA	258,668	1,818	National Grid PLC	1,797,037	25,318
Kansai Electric Power Co Inc/The (a)	44,200	480	Osaka Gas Co Ltd	118,000	448
Meridian Energy Ltd	80,358	123	Snam SpA	96,686	543
Mighty River Power Ltd	43,894	76	Tokyo Gas Co Ltd	105,000	484
Origin Energy Ltd	109,342	324			$27,826
Power Assets Holdings Ltd	56,000	512
RWE AG	30,688	430	Hand & Machine Tools - 0.76%
SSE PLC	1,722,745	35,746	Fuji Electric Co Ltd	5,068,000	17,618
Terna Rete Elettrica Nazionale SpA	94,528	507	Sandvik AB	48,614	407
Tokyo Electric Power Co Inc (a)	45,300	228			$18,025
		$74,666	Holding Companies - Diversified - 0.49%
Electrical Components & Equipment - 2.17%			China Merchants Holdings International Co	3,771,916	10,411
Legrand SA	413,442	22,773	Ltd
Mabuchi Motor Co Ltd	91,100	4,918	Industrivarden AB	10,293	163
Schneider Electric SE	449,855	24,002	Keppel Corp Ltd	91,200	325
		$51,693	Swire Pacific Ltd	37,000	357
			Wharf Holdings Ltd/The	85,000	398
Electronics - 0.85%					$11,654
Hitachi High-Technologies Corp	4,200	119
Koninklijke Philips NV	725,077	19,309	Home Builders - 0.06%
			Daiwa House Industry Co Ltd	27,500	776

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders (continued)			Machinery - Construction & Mining (continued)
Sekisui Chemical Co Ltd	26,100	$319	Mitsubishi Electric Corp	89,000	$826
Sekisui House Ltd	27,500	433			$64,788

		$1,528	Machinery - Diversified - 1.49%
Insurance - 4.77%			Amada Holdings Co Ltd	21,800	206
Admiral Group PLC	13,152	334	CNH Industrial NV	2,121,457	13,235
Aegon NV	1,545,128	8,737	CNH Industrial NV	531,105	3,324
Ageas	11,523	468	FANUC Corp	7,900	1,058
Allianz SE	26,151	4,232	Metso OYJ	7,071	146
Assicurazioni Generali SpA	66,814	1,003	OC Oerlikon Corp AG (a)	1,010,939	9,023
Aviva PLC	5,267,485	36,329	Sumitomo Heavy Industries Ltd	34,000	134
AXA SA	111,923	2,766	Teco Electric and Machinery Co Ltd	10,753,803	8,442
Baloise Holding AG	3,137	385	Zardoya Otis SA	5,671	60
CNP Assurances	10,764	144			$35,628
Dai-ichi Life Insurance Co Ltd/The	24,800	343
Delta Lloyd NV	732,748	4,335	Media - 0.09%
Direct Line Insurance Group PLC	86,222	463	Lagardere SCA	7,399	210
Gjensidige Forsikring ASA	12,541	200	Pearson PLC	33,348	376
Hannover Rueck SE	3,780	398	RTL Group SA	2,427	197
			Schibsted ASA - B Shares (a)	2,793	78
Helvetia Holding AG	13,051	6,801
Insurance Australia Group Ltd	98,763	374	Singapore Press Holdings Ltd	65,300	164
Legal & General Group PLC	130,499	455	Vivendi SA	47,221	1,027
Mapfre SA	67,586	152			$2,052
MS&AD Insurance Group Holdings Inc	15,100	410	Metal Fabrication & Hardware - 0.02%
Muenchener Rueckversicherungs-Gesellschaft	9,546	1,839	SKF AB	24,964	381
AG in Muenchen
NN Group NV	13,667	463
Old Mutual PLC	200,190	488	Mining - 0.25%
QBE Insurance Group Ltd	42,929	336	Antofagasta PLC	16,075	88
Sampo Oyj	25,580	1,239	BHP Billiton Ltd	144,955	1,592
SCOR SE	9,632	336	BHP Billiton PLC	85,792	833
			Glencore PLC (a)	497,009	641
Sompo Japan Nipponkoa Holdings Inc	7,200	213
Standard Life PLC	79,994	418	Mitsubishi Materials Corp	70,000	216
Suncorp Group Ltd	52,263	436	Norsk Hydro ASA	84,329	280
Swiss Life Holding AG (a)	43,699	11,139	Rio Tinto Ltd	19,145	541
Swiss Re AG	20,150	1,876	Rio Tinto PLC	60,652	1,487
T&D Holdings Inc	36,300	415	Sumitomo Metal Mining Co Ltd	31,000	329
Tokio Marine Holdings Inc	31,300	1,120			$6,007
UnipolSai SpA	69,741	148
Zurich Insurance Group AG (a)	112,570	24,953	Miscellaneous Manufacturers - 1.13%
			FUJIFILM Holdings Corp	21,600	835
		$113,748	IMI PLC	17,051	197
Internet - 0.55%			Nikon Corp	1,435,300	21,115
SBI Holdings Inc/Japan	13,400	134	Orica Ltd	23,208	236
Trend Micro Inc/Japan	310,400	13,058	Siemens AG	36,151	3,465
		$13,192	Smiths Group PLC	24,769	335
			Toshiba Corp	252,000	421
Investment Companies - 0.02%			Wartsila OYJ Abp	9,276	417
BGP Holdings PLC (a),(c)	738,711	—			$27,021
Delek Group Ltd	295	51
Groupe Bruxelles Lambert SA	5,059	384	Office & Business Equipment - 0.88%
Pargesa Holding SA	1,937	113	Canon Inc	745,600	20,834
		$548	Seiko Epson Corp	17,500	245
					$21,079
Iron & Steel - 0.06%
Fortescue Metals Group Ltd	97,626	123	Oil & Gas - 5.69%
JFE Holdings Inc	30,800	417	BG Group PLC	69,372	1,050
Kobe Steel Ltd	194,000	188	BP PLC ADR	301,800	9,769
Nippon Steel & Sumitomo Metal Corp	34,300	615	BP PLC	3,637,291	19,642
voestalpine AG	7,131	188	CNOOC Ltd	22,211,000	22,638
		$1,531	Eni SpA	1,376,155	19,971
			Galp Energia SGPS SA	24,178	287
Leisure Products & Services - 1.00%			Idemitsu Kosan Co Ltd	5,500	82
Carnival PLC	477,777	23,834	Imperial Oil Ltd	407,240	12,486
			Inpex Corp	38,500	343
Lodging - 0.02%			JX Holdings Inc	104,510	399
Sands China Ltd	152,000	531	Neste Oyj	8,038	252
			Repsol SA	44,601	462
			Royal Dutch Shell PLC - A Shares	199,857	4,366
Machinery - Construction & Mining - 2.72%			Royal Dutch Shell PLC - B Shares	99,129	2,160
ABB Ltd (a)	733,505	12,675	Statoil ASA	45,333	620
ABB Ltd ADR(a)	300,000	5,190	TOTAL SA	907,016	40,291
Hitachi Construction Machinery Co Ltd	6,700	98	Transocean Ltd	22,797	239
Hitachi Ltd	9,178,000	45,358	Woodside Petroleum Ltd	33,467	674
Komatsu Ltd	42,900	641			$135,731

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas Services - 1.07%			Retail (continued)
Petrofac Ltd	16,269	$185	Kingfisher PLC	3,990,802	$18,675
Technip SA	542,960	25,299	Lawson Inc	2,000	158
		$25,484	Marks & Spencer Group PLC	66,786	406
			Rallye SA	9,800	150
Packaging & Containers - 0.02%			Takashimaya Co Ltd	17,000	146
Rexam PLC	44,215	379			$36,718

			Semiconductors - 1.04%
Pharmaceuticals - 10.19%			Samsung Electronics Co Ltd	25,023	24,209
Alfresa Holdings Corp	11,100	207
AstraZeneca PLC	51,336	3,306	Tokyo Electron Ltd	8,000	518
Bayer AG	128,428	14,454			$24,727
Daiichi Sankyo Co Ltd	25,900	539	Shipbuilding - 0.01%
Eisai Co Ltd	10,200	617	Sembcorp Industries Ltd	61,700	110
GlaxoSmithKline PLC	2,777,765	57,223	Yangzijiang Shipbuilding Holdings Ltd	120,300	79
Hisamitsu Pharmaceutical Co Inc	2,300	103			$189
Medipal Holdings Corp	5,500	89
Mitsubishi Tanabe Pharma Corp	14,100	232	Software - 0.91%
Novartis AG	598,756	46,388	SAP SE	273,414	21,787
Otsuka Holdings Co Ltd	15,800	532
Roche Holding AG	127,852	33,117	Storage & Warehousing - 0.00%
Sanofi	673,166	55,981	Mitsubishi Logistics Corp	1,000	14
Suzuken Co Ltd/Aichi Japan	3,120	108
Takeda Pharmaceutical Co Ltd	39,700	1,922
Teva Pharmaceutical Industries Ltd	20,620	1,267	Telecommunications - 5.80%
Teva Pharmaceutical Industries Ltd ADR	439,400	27,014	Bezeq The Israeli Telecommunication Corp	120,756	260
		$243,099	Ltd
			China Mobile Ltd	2,360,341	25,926
Private Equity - 0.02%			Elisa OYJ	3,122	113
3i Group PLC	60,985	387	Eutelsat Communications SA	10,675	345
			KDDI Corp	1,559,100	39,480
Real Estate - 0.15%			Koninklijke KPN NV	130,537	505
Aeon Mall Co Ltd	3,500	54	Nippon Telegraph & Telephone Corp	34,900	1,486
Hang Lung Properties Ltd	141,000	260	NTT DOCOMO Inc	66,600	1,477
Hysan Development Co Ltd	40,000	155	Orange SA	112,371	1,995
Kerry Properties Ltd	41,000	95	PCCW Ltd	259,000	155
New World Development Co Ltd	337,285	276	Proximus SADP	9,538	330
Nomura Real Estate Holdings Inc	7,800	137	SES SA	15,132	396
NTT Urban Development Corp	4,700	46	Singapore Telecommunications Ltd	175,000	434
Sino Land Co Ltd	189,920	244	SK Telecom Co Ltd	166,263	29,165
Sun Hung Kai Properties Ltd	69,383	753	Spark New Zealand Ltd	40,162	88
Swire Properties Ltd	73,200	191	Swisscom AG	1,464	728
Swiss Prime Site AG (a)	4,149	332	Telecom Italia SpA	377,873	340
			Telecom Italia SpA (a)	421,885	470
Tokyu Fudosan Holdings Corp	16,000	105
UOL Group Ltd	29,900	118	Telefonaktiebolaget LM Ericsson	123,620	1,098
Vonovia SE	17,331	528	Telefonica SA	183,063	1,932
Wheelock & Co Ltd	57,000	218	Telekomunikasi Indonesia Persero Tbk PT	18,558,300	4,553
		$3,512	Telenor ASA	42,464	693
			TeliaSonera AB	105,534	499
REITS - 0.73%			Vodafone Group PLC	8,056,461	25,896
Ascendas Real Estate Investment Trust	46,563	76			$138,364
British Land Co PLC/The	55,700	590
CapitaLand Commercial Trust Ltd	129,500	118	Transportation - 1.94%
CapitaLand Mall Trust	152,000	214	AP Moeller - Maersk A/S - A shares	240	304
Dexus Property Group	60,875	321	Deutsche Post AG	44,179	1,071
Gecina SA	2,177	280	East Japan Railway Co	380,800	35,002
GPT Group/The	111,466	390	Hankyu Hanshin Holdings Inc	35,000	218
Hammerson PLC	49,187	411	Kamigumi Co Ltd	14,000	126
ICADE	2,085	148	Mitsui OSK Lines Ltd	72,000	143
Intu Properties PLC	58,783	252	MTR Corp Ltd	45,500	206
Japan Real Estate Investment Corp	84	446	Nagoya Railroad Co Ltd	18,000	82
Land Securities Group PLC	24,790	389	Nippon Yusen KK	101,000	217
Scentre Group	252,428	789	Odakyu Electric Railway Co Ltd	13,000	138
			PostNL NV (a)	2,222,353	8,087
Segro PLC	46,874	294
Stockland	149,084	437	Royal Mail PLC	56,435	371
Unibail-Rodamco SE	4,006	1,010	Tobu Railway Co Ltd	32,000	156
Westfield Corp	1,596,159	11,362	Tokyu Corp	24,000	187
		$17,527			$46,308

Retail - 1.54%			Water - 0.37%
Aeon Co Ltd	20,500	274	Guangdong Investment Ltd	6,566,100	8,401
Cie Financiere Richemont SA	232,524	15,113	Veolia Environnement SA	20,708	499
CK Hutchison Holdings Ltd	124,500	1,556			$8,900
FamilyMart Co Ltd	3,600	168	TOTAL COMMON STOCKS		$2,260,382
Harvey Norman Holdings Ltd	22,648	72

See accompanying notes

		Schedule of Investments
		Overseas Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 2.98%	Shares Held	Value(000's)

Publicly Traded Investment Fund - 2.98%
BlackRock Liquidity Funds FedFund Portfolio	32,336,430	$32,336
Cash Account Trust - Government & Agency	511,083	511
Portfolio - Government Cash Managed
First American Government Obligations Fund	38,189,691	38,190
		$71,037
TOTAL INVESTMENT COMPANIES		$71,037
PREFERRED STOCKS - 1.44%	Shares Held	Value (000's)

Automobile Manufacturers - 1.44%
Bayerische Motoren Werke AG	3,417	235
Porsche Automobil Holding SE	9,601	435
Volkswagen AG	288,640	33,613
		$34,283
TOTAL PREFERRED STOCKS		$34,283
Total Investments		$2,365,702
Other Assets in Excess of Liabilities, Net - 0.82%		$19,585
TOTAL NET ASSETS - 100.00%		$2,385,287

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $267 or 0.01% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $13,280 or 0.56% of net assets.

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	24.27%
Japan	15.27%
France	10.87%
Switzerland	10.43%
Germany	6.33%
Netherlands	4.87%
United States	4.48%
Korea, Republic Of	3.96%
Spain	2.63%
Hong Kong	2.22%
Singapore	1.74%
Ireland	1.37%
Israel	1.22%
Denmark	1.17%
Australia	1.16%
Italy	1.06%
China	0.95%
Austria	0.88%
Norway	0.80%
Brazil	0.77%
Thailand	0.68%
Canada	0.52%
Belgium	0.44%
Taiwan, Province Of China	0.35%
Sweden	0.28%
Indonesia	0.19%
Finland	0.16%
Luxembourg	0.03%
Portugal	0.03%
Macao	0.02%
New Zealand	0.02%
South Africa	0.01%
Chile	0.00%
Other Assets in Excess of Liabilities, Net	0.82%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2016	Long	687	$54,976	$55,015	$39
S&P 500 Emini; March 2016	Long	247	23,782	23,837	55
Total					$94
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 98.61%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.92%			Diversified Financial Services - 3.04%
Boeing Co/The	232,816	$27,968	Ameriprise Financial Inc	141,566	$12,833
Northrop Grumman Corp	163,598	30,275	Charles Schwab Corp/The	632,593	16,150
Teledyne Technologies Inc (a)	152,007	12,351	FNF Group	482,165	15,613
		$70,594	Franklin Resources Inc	325,867	11,295
			T Rowe Price Group Inc	152,875	10,846
Airlines - 0.51%			WisdomTree Investments Inc	569,428	6,833
Alaska Air Group Inc	175,949	12,387			$73,570

			Electric - 2.66%
Apparel - 1.56%			Duke Energy Corp	168,397	12,680
Deckers Outdoor Corp (a)	134,258	6,640
			NextEra Energy Inc	131,256	14,663
NIKE Inc	502,414	31,155	Xcel Energy Inc	971,709	37,139
		$37,795			$64,482

Automobile Manufacturers - 0.78%			Electronics - 1.74%
PACCAR Inc	383,791	18,833	FEI Co	105,962	7,677
			Trimble Navigation Ltd (a)	579,778	11,184
Automobile Parts & Equipment - 0.95%			Waters Corp (a)	191,656	23,230
Autoliv Inc	82,623	8,492			$42,091
Johnson Controls Inc	402,492	14,437	Environmental Control - 1.28%
		$22,929	Stericycle Inc (a)	47,071	5,665
Banks - 6.68%			Waste Connections Inc	421,889	25,301
East West Bancorp Inc	382,401	12,397			$30,966
Goldman Sachs Group Inc/The	64,889	10,484	Food - 2.67%
JPMorgan Chase & Co	462,774	27,535	General Mills Inc	352,664	19,929
PNC Financial Services Group Inc/The	329,924	28,588
SVB Financial Group (a)	107,296	10,871	Kroger Co/The	580,000	22,510
			McCormick & Co Inc/MD	203,280	17,883
US Bancorp	574,748	23,024	Safeway, Inc. - CVR - Casa Ley (a),(b)	2,740	—
Wells Fargo & Co	971,862	48,817	Safeway, Inc. - CVR - Property Development	2,740	—
		$161,716	Centers (a),(b),(c)
Beverages - 2.39%			Whole Foods Market Inc	150,466	4,410
Brown-Forman Corp - B Shares	90,005	8,806			$64,732
Coca-Cola Co/The	567,006	24,336	Gas - 0.87%
PepsiCo Inc	248,817	24,708	Sempra Energy	222,777	21,108
		$57,850

Biotechnology - 0.73%			Healthcare - Products - 4.59%
Gilead Sciences Inc	211,659	17,568	Abbott Laboratories	444,396	16,820
			Becton Dickinson and Co	158,952	23,107
Building Materials - 0.29%			Bio-Techne Corp	140,762	11,640
Apogee Enterprises Inc	173,728	6,911	Edwards Lifesciences Corp (a)	155,543	12,165
			Medtronic PLC	119,535	9,075
			Thermo Fisher Scientific Inc	214,046	28,267
Chemicals - 1.91%			Varian Medical Systems Inc (a)	131,432	10,137
EI du Pont de Nemours & Co	134,311	7,086			$111,211
FMC Corp	156,247	5,581
Innospec Inc	91,533	4,563	Healthcare - Services - 1.55%
International Flavors & Fragrances Inc	106,206	12,422	DaVita HealthCare Partners Inc (a)	285,631	19,172
PPG Industries Inc	174,182	16,568	Universal Health Services Inc	163,646	18,433
		$46,220			$37,605

Commercial Services - 0.94%			Housewares - 0.26%
PayPal Holdings Inc (a)	244,518	8,837	Tupperware Brands Corp	137,586	6,388
Robert Half International Inc	154,676	6,770
TrueBlue Inc (a)	308,641	7,049
			Insurance - 2.52%
		$22,656	AmTrust Financial Services Inc	212,798	12,170
Computers - 4.91%			Chubb Ltd	249,566	28,218
Apple Inc	833,501	81,133	MetLife Inc	108,863	4,861
EMC Corp/MA	926,698	22,954	XL Group PLC	434,388	15,751
International Business Machines Corp	119,405	14,901			$61,000
		$118,988	Internet - 5.50%
Consumer Products - 0.72%			Alphabet Inc - A Shares (a)	59,645	45,411
Kimberly-Clark Corp	87,215	11,200	Alphabet Inc - C Shares (a)	19,257	14,307
WD-40 Co	59,766	6,174	Amazon.com Inc (a)	47,761	28,036
		$17,374	comScore Inc (a)	204,911	7,895
			eBay Inc (a)	187,956	4,409
Cosmetics & Personal Care - 1.03%			Facebook Inc (a)	243,654	27,340
Procter & Gamble Co/The	305,275	24,938	LinkedIn Corp (a)	29,213	5,782
					$133,180

Distribution & Wholesale - 0.33%			Iron & Steel - 0.51%
Pool Corp	94,006	7,944	Reliance Steel & Aluminum Co	217,107	12,362

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Leisure Products & Services - 0.19%			Semiconductors (continued)
Harley-Davidson Inc	115,680	$4,627	Intel Corp	462,906		$14,359
			Lam Research Corp	177,478		12,741
			Microchip Technology Inc	399,475		17,900
Machinery - Diversified - 1.03%			QUALCOMM Inc	174,757		7,924
Deere & Co	291,564	22,453
Tennant Co	47,549	2,573				$70,209
		$25,026	Software - 7.00%
			Adobe Systems Inc (a)	353,960		31,548
Media - 3.39%			Autodesk Inc (a)	155,159		7,265
Comcast Corp - Class A	434,250	24,192
Sirius XM Holdings Inc (a)	2,302,719	8,520	Fair Isaac Corp	186,613		17,835
			Fidelity National Information Services Inc	217,741		13,006
Viacom Inc - B Shares	284,739	12,996	Microsoft Corp	1,105,721		60,914
Walt Disney Co/The	379,476	36,361	Omnicell Inc (a)	350,831		9,820
		$82,069	Oracle Corp	543,380		19,730
Miscellaneous Manufacturers - 2.32%			Tyler Technologies Inc (a)	59,368		9,324
AptarGroup Inc	261,008	19,028				$169,442
Crane Co	141,775	6,771
Donaldson Co Inc	214,779	6,052	Telecommunications - 2.53%
General Electric Co	838,906	24,412	Cisco Systems Inc	521,222		12,400
			Verizon Communications Inc	977,239		48,832
		$56,263				$61,232

Oil & Gas - 4.42%			Toys, Games & Hobbies - 0.58%
Chevron Corp	278,187	24,055	Hasbro Inc	189,485		14,075
Cimarex Energy Co	166,792	15,512
Devon Energy Corp	239,907	6,693
Energen Corp	225,636	7,958	Transportation - 1.14%
Exxon Mobil Corp	411,810	32,060	Expeditors International of Washington Inc	273,633		12,346
HollyFrontier Corp	593,861	20,767	Union Pacific Corp	212,861		15,326
		$107,045				$27,672

Oil & Gas Services - 0.98%			TOTAL COMMON STOCKS			$2,387,253
Schlumberger Ltd	326,949	23,629	INVESTMENT COMPANIES - 1.49%	Shares Held	Value(000	's)
			Publicly Traded Investment Fund - 1.49%
Pharmaceuticals - 7.00%			Goldman Sachs Financial Square Funds -	36,010,140		36,010
AbbVie Inc	222,211	12,200	Government Fund
Allergan plc (a)	106,844	30,390
Bristol-Myers Squibb Co	249,343	15,499	TOTAL INVESTMENT COMPANIES			$36,010
Johnson & Johnson	423,232	44,202	Total Investments			$2,423,263
McKesson Corp	139,296	22,424	Liabilities in Excess of Other Assets, Net - (0.10)%			$(2,504)
Perrigo Co PLC	175,019	25,304	TOTAL NET ASSETS - 100.00%			$2,420,759
Teva Pharmaceutical Industries Ltd ADR	141,201	8,681
VCA Inc (a)	209,030	10,717
		$169,417	(a) Non-Income Producing Security
			(b)		Fair value of these investments is determined in good faith by the Manager
Pipelines - 0.88%			under procedures established and periodically reviewed by the Board of
Magellan Midstream Partners LP	330,328	21,217	Directors. At the end of the period, the fair value of these securities totaled
			$0 or 0.00% of net assets.
REITS - 3.75%			(c)		Security is Illiquid. At the end of the period, the value of these securities
Alexandria Real Estate Equities Inc	190,455	15,080	totaled $0 or 0.00% of net assets.
Essex Property Trust Inc	63,833	13,603
HCP Inc	249,198	8,956
Plum Creek Timber Co Inc	269,807	10,930	Portfolio Summary (unaudited)
Realty Income Corp	345,010	19,248	Sector			Percent
Ventas Inc	336,764	18,630	Consumer, Non-cyclical			21.62%
Weyerhaeuser Co	165,438	4,237	Financial			16.24%
		$90,684	Technology			14.81%
Retail - 6.41%			Consumer, Cyclical			11.57%
Chipotle Mexican Grill Inc (a)	13,771	6,238	Communications			11.42%
Copart Inc (a)	401,208	13,445	Industrial			10.72%
Costco Wholesale Corp	140,209	21,188	Energy			6.28%
CVS Health Corp	341,590	32,994	Utilities			3.53%
Dollar General Corp	201,064	15,092	Basic Materials			2.42%
Home Depot Inc/The	191,933	24,138	Exchange Traded Funds			1.49%
Nordstrom Inc	368,336	18,085	Liabilities in Excess of Other Assets, Net			(0.10)%
Starbucks Corp	395,461	24,032	TOTAL NET ASSETS			100.00%
		$155,212

Savings & Loans - 0.25%
Washington Federal Inc	282,733	6,036

Semiconductors - 2.90%
Applied Materials Inc	545,615	9,630
Avago Technologies Ltd	57,249	7,655

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2010 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	2,592,086	$38,570
Bond Market Index Fund (a)	8,594,343	94,022
Core Plus Bond Fund (a)	25,785,122	275,643
Diversified International Fund (a)	4,653,662	49,329
Diversified Real Asset Fund (a)	4,957,916	49,728
Equity Income Fund (a)	1,597,314	38,575
Global Diversified Income Fund (a)	8,314,159	105,923
Global Multi-Strategy Fund (a)	4,225,698	44,285
Global Opportunities Fund (a)	1,920,244	20,931
Inflation Protection Fund (a)	12,744,051	105,776
International Emerging Markets Fund (a)	581,492	10,903
LargeCap Growth Fund I (a)	3,723,065	40,879
LargeCap S&P 500 Index Fund (a)	4,400,172	59,490
LargeCap Value Fund III (a)	3,384,575	45,996
MidCap Fund (a)	2,451,907	47,518
Origin Emerging Markets Fund (a)	1,190,675	8,954
Overseas Fund (a)	5,127,158	45,529
Short-Term Income Fund (a)	12,626,054	152,775
SmallCap Growth Fund I (a),(b)	1,622,388	15,835
SmallCap Value Fund II (a)	1,625,387	16,693
		$1,267,354
TOTAL INVESTMENT COMPANIES		$1,267,354
Total Investments		$1,267,354
Liabilities in Excess of Other Assets, Net - (0.01)%		$(190)
TOTAL NET ASSETS - 100.00%		$1,267,164

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.58%
Domestic Equity Funds	23.95%
Specialty Funds	15.78%
International Equity Funds	10.70%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,659,289	$41,909	85,901	$1,329	153,104	$2,385	2,592,086	$40,836
Bond Market Index Fund	8,821,844	98,336	250,514	2,721	478,015	5,232	8,594,343	95,803
Core Plus Bond Fund	26,892,922	291,998	363,366	3,886	1,471,166	15,734	25,785,122	280,119
Diversified International Fund	4,818,194	72,901	113,019	1,251	277,551	3,077	4,653,662	71,391
Diversified Real Asset Fund	5,207,305	55,035	103,573	1,068	352,962	3,693	4,957,916	52,442
Equity Income Fund	1,667,795	31,481	25,087	618	95,568	2,386	1,597,314	30,148
Global Diversified Income Fund	8,574,083	105,174	238,648	3,103	498,572	6,541	8,314,159	101,750
Global Multi-Strategy Fund	4,327,061	45,160	167,258	1,781	268,621	2,886	4,225,698	44,024
Global Opportunities Fund	1,962,810	21,165	58,061	667	100,627	1,153	1,920,244	20,703
Inflation Protection Fund	13,326,450	109,943	227,559	1,873	809,958	6,694	12,744,051	105,125
International Emerging Markets Fund	609,127	17,776	11,259	220	38,894	769	581,492	17,341
LargeCap Growth Fund I	3,459,744	25,535	453,106	5,413	189,785	2,347	3,723,065	28,991
LargeCap S&P 500 Index Fund	4,521,269	47,647	162,713	2,290	283,810	4,040	4,400,172	45,850
LargeCap Value Fund III	3,257,001	43,459	287,373	4,153	159,799	2,348	3,384,575	45,401
MidCap Fund	2,421,295	35,494	172,546	3,561	141,934	3,001	2,451,907	36,460
Origin Emerging Markets Fund	1,259,839	12,627	25,741	205	94,905	770	1,190,675	11,969
Overseas Fund	5,202,704	45,965	252,219	2,392	327,765	3,116	5,127,158	45,330
Short-Term Income Fund	13,201,654	159,189	186,791	2,262	762,391	9,233	12,626,054	152,228
SmallCap Growth Fund I	1,541,025	14,203	149,944	1,640	68,581	770	1,622,388	15,074
SmallCap Value Fund II	1,503,885	11,631	187,967	2,088	66,465	769	1,625,387	13,071
		$1,286,628		$42,521		$76,944		$1,254,056

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$202			$(17)			$775
Bond Market Index Fund		1,830			(22)			118
Core Plus Bond Fund		1,564			(31)			—
Diversified International Fund		797			316			—
Diversified Real Asset Fund		523			32			—
Equity Income Fund		266			435			—
Global Diversified Income Fund		2,137			14			—
Global Multi-Strategy Fund		416			(31)			939
Global Opportunities Fund		301			24			196
Inflation Protection Fund		885			3			—
International Emerging Markets Fund		107			114			—
LargeCap Growth Fund I		27			390			5,039
LargeCap S&P 500 Index Fund		1,178			(47)			515
LargeCap Value Fund III		900			137			2,907
MidCap Fund		66			406			3,051
Origin Emerging Markets Fund		92			(93)			—
Overseas Fund		952			89			980
Short-Term Income Fund		899			10			—
SmallCap Growth Fund I		—			1			1,526
SmallCap Value Fund II		350			121			1,625
		$13,492			$1,851			$17,671
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2015 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	1,891,401	$28,144
Bond Market Index Fund (a)	5,029,556	55,023
Core Plus Bond Fund (a)	14,956,054	159,880
Diversified International Fund (a)	3,482,125	36,910
Diversified Real Asset Fund (a)	3,303,677	33,136
Equity Income Fund (a)	1,176,947	28,423
Global Diversified Income Fund (a)	4,438,677	56,549
Global Multi-Strategy Fund (a)	2,636,190	27,627
Global Opportunities Fund (a)	2,417,749	26,353
Inflation Protection Fund (a)	6,094,265	50,582
International Emerging Markets Fund (a)	434,172	8,141
LargeCap Growth Fund I (a)	2,620,125	28,769
LargeCap S&P 500 Index Fund (a)	3,623,209	48,986
LargeCap Value Fund III (a)	2,087,899	28,375
MidCap Fund (a)	1,049,879	20,347
MidCap Growth Fund III (a),(b)	828,983	7,486
MidCap Value Fund III (a)	469,667	7,862
Origin Emerging Markets Fund (a)	896,510	6,742
Overseas Fund (a)	3,862,251	34,297
Short-Term Income Fund (a)	4,961,204	60,031
SmallCap Growth Fund I (a),(b)	992,238	9,684
SmallCap Value Fund II (a)	962,099	9,881
		$773,228
TOTAL INVESTMENT COMPANIES		$773,228
Total Investments		$773,228
Liabilities in Excess of Other Assets, Net - (0.01)%		$(112)
TOTAL NET ASSETS - 100.00%		$773,116

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	42.10%
Domestic Equity Funds	28.20%
Specialty Funds	15.17%
International Equity Funds	14.54%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,905,485	$30,082	75,527	$1,172	89,611	$1,379	1,891,401	$29,851
Bond Market Index Fund	5,073,585	56,508	179,520	1,954	223,549	2,440	5,029,556	56,016
Core Plus Bond Fund	15,327,012	157,454	312,507	3,341	683,465	7,302	14,956,054	153,491
Diversified International Fund	3,538,594	30,551	108,331	1,199	164,800	1,807	3,482,125	29,968
Diversified Real Asset Fund	3,395,591	38,380	96,851	1,001	188,765	1,955	3,303,677	37,421
Equity Income Fund	1,206,243	23,062	26,508	656	55,804	1,380	1,176,947	22,489
Global Diversified Income Fund	4,493,941	60,970	159,091	2,071	214,355	2,794	4,438,677	60,246
Global Multi-Strategy Fund	2,638,656	27,751	119,693	1,277	122,159	1,304	2,636,190	27,719
Global Opportunities Fund	2,429,498	26,202	86,786	997	98,535	1,118	2,417,749	26,085
Inflation Protection Fund	6,245,910	51,614	153,176	1,262	304,821	2,515	6,094,265	50,359
International Emerging Markets Fund	445,439	6,336	11,695	229	22,962	447	434,172	6,125
LargeCap Growth Fund I	2,398,772	14,339	335,639	4,021	114,286	1,379	2,620,125	17,084
LargeCap S&P 500 Index Fund	3,638,157	29,591	154,724	2,185	169,672	2,384	3,623,209	29,357
LargeCap Value Fund III	1,989,409	26,322	194,349	2,813	95,859	1,378	2,087,899	27,809
MidCap Fund	1,017,842	14,935	80,534	1,667	48,497	1,006	1,049,879	15,652
MidCap Growth Fund III	812,686	5,546	54,941	529	38,644	372	828,983	5,702
MidCap Value Fund III	465,741	7,429	24,860	444	20,934	372	469,667	7,502
Origin Emerging Markets Fund	925,460	9,339	27,281	218	56,231	447	896,510	9,064
Overseas Fund	3,838,731	35,942	216,603	2,054	193,083	1,806	3,862,251	36,190
Short-Term Income Fund	5,085,979	61,823	106,056	1,284	230,831	2,794	4,961,204	60,314
SmallCap Growth Fund I	933,118	6,825	98,263	1,077	39,143	429	992,238	7,482
SmallCap Value Fund II	883,292	6,946	118,537	1,320	39,730	447	962,099	7,845
		$727,947		$32,771		$37,255		$723,771

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$147			$(24)			$564
Bond Market Index Fund		1,070			(6)			69
Core Plus Bond Fund		902			(2)			—
Diversified International Fund		595			25			—
Diversified Real Asset Fund		348			(5)			—
Equity Income Fund		195			151			—
Global Diversified Income Fund		1,138			(1)			—
Global Multi-Strategy Fund		259			(5)			583
Global Opportunities Fund		378			4			245
Inflation Protection Fund		422			(2)			—
International Emerging Markets Fund		80			7			—
LargeCap Growth Fund I		19			103			3,540
LargeCap S&P 500 Index Fund		966			(35)			422
LargeCap Value Fund III		556			52			1,797
MidCap Fund		28			56			1,303
MidCap Growth Fund III		—			(1)			405
MidCap Value Fund III		108			1			211
Origin Emerging Markets Fund		69			(46)			—
Overseas Fund		715			—			736
Short-Term Income Fund		351			1			—
SmallCap Growth Fund I		—			9			934
SmallCap Value Fund II		208			26			963
		$8,554			$308			$11,772
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2020 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	16,207,086	$241,161
Bond Market Index Fund (a)	30,455,812	333,187
Core Plus Bond Fund (a)	102,916,370	1,100,176
Diversified International Fund (a)	29,285,976	310,431
Diversified Real Asset Fund (a)	22,789,395	228,578
Equity Income Fund (a)	9,380,050	226,528
Global Diversified Income Fund (a)	29,228,610	372,372
Global Multi-Strategy Fund (a)	17,674,769	185,232
Global Opportunities Fund (a)	25,629,828	279,365
Global Real Estate Securities Fund (a)	18,969,372	160,481
Inflation Protection Fund (a)	24,192,532	200,798
International Emerging Markets Fund (a)	3,803,336	71,313
LargeCap Growth Fund I (a)	23,377,734	256,687
LargeCap S&P 500 Index Fund (a)	32,579,423	440,474
LargeCap Value Fund III (a)	19,294,208	262,208
MidCap Fund (a)	8,126,683	157,495
MidCap Growth Fund III (a),(b)	11,153,661	100,718
MidCap Value Fund III (a)	5,995,945	100,372
Origin Emerging Markets Fund (a)	6,634,874	49,894
Overseas Fund (a)	33,339,818	296,058
Short-Term Income Fund (a)	17,929,767	216,950
SmallCap Growth Fund I (a),(b)	9,938,291	96,998
SmallCap Value Fund II (a)	10,108,415	103,813
		$5,791,289
TOTAL INVESTMENT COMPANIES		$5,791,289
Total Investments		$5,791,289
Liabilities in Excess of Other Assets, Net - (0.01)%		$(780)
TOTAL NET ASSETS - 100.00%		$5,790,509

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	34.31%
Fixed Income Funds	31.97%
International Equity Funds	20.15%
Specialty Funds	13.58%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	16,237,713	$255,474	530,678	$8,228	561,305	$8,736	16,207,086	$254,924
Bond Market Index Fund	30,608,617	340,933	893,753	9,703	1,046,558	11,416	30,455,812	339,196
Core Plus Bond Fund	104,781,338	1,138,199	1,387,091	14,820	3,252,059	34,745	102,916,370	1,118,275
Diversified International Fund	29,604,207	405,783	702,638	7,793	1,020,869	11,317	29,285,976	402,473
Diversified Real Asset Fund	23,197,291	259,499	444,975	4,602	852,871	8,934	22,789,395	255,147
Equity Income Fund	9,579,567	197,755	150,629	3,724	350,146	8,735	9,380,050	192,223
Global Diversified Income Fund	29,394,252	410,926	820,321	10,666	985,963	12,904	29,228,610	408,671
Global Multi-Strategy Fund	17,600,354	185,229	677,537	7,215	603,122	6,452	17,674,769	186,003
Global Opportunities Fund	25,632,045	279,118	760,368	8,747	762,585	8,736	25,629,828	279,167
Global Real Estate Securities Fund	18,763,963	138,885	761,941	6,817	556,532	4,964	18,969,372	140,959
Inflation Protection Fund	24,711,455	215,696	443,103	3,645	962,026	7,941	24,192,532	211,442
International Emerging Markets Fund	3,877,397	100,519	71,807	1,409	145,868	2,879	3,803,336	99,025
LargeCap Growth Fund I	21,264,018	155,114	2,819,973	33,696	706,257	8,637	23,377,734	181,091
LargeCap S&P 500 Index Fund	32,486,736	320,798	1,140,955	16,098	1,048,268	14,889	32,579,423	321,952
LargeCap Value Fund III	18,245,963	242,079	1,641,432	23,728	593,187	8,636	19,294,208	257,530
MidCap Fund	7,845,242	144,405	569,097	11,751	287,656	6,055	8,126,683	150,010
MidCap Growth Fund III	10,783,661	94,410	623,967	6,003	253,967	2,481	11,153,661	97,945
MidCap Value Fund III	5,872,899	93,780	260,593	4,651	137,547	2,482	5,995,945	96,071
Origin Emerging Markets Fund	6,828,646	69,743	149,848	1,198	343,620	2,780	6,634,874	67,867
Overseas Fund	32,926,447	310,830	1,607,235	15,256	1,193,864	11,316	33,339,818	314,767
Short-Term Income Fund	18,318,259	224,090	267,572	3,239	656,064	7,942	17,929,767	219,340
SmallCap Growth Fund I	9,276,261	88,460	911,594	9,978	249,564	2,780	9,938,291	95,655
SmallCap Value Fund II	9,191,608	74,730	1,159,867	12,887	243,060	2,779	10,108,415	84,829
		$5,746,455		$225,854		$198,536		$5,774,562

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,250			$(42)			$4,804
Bond Market Index Fund		6,447			(24)			415
Core Plus Bond Fund		6,174			1			—
Diversified International Fund		4,977			214			—
Diversified Real Asset Fund		2,379			(20)			—
Equity Income Fund		1,551			(521)			—
Global Diversified Income Fund		7,455			(17)			—
Global Multi-Strategy Fund		1,725			11			3,885
Global Opportunities Fund		3,986			38			2,588
Global Real Estate Securities Fund		2,555			221			3,026
Inflation Protection Fund		1,669			42			—
International Emerging Markets Fund		693			(24)			—
LargeCap Growth Fund I		171			918			31,376
LargeCap S&P 500 Index Fund		8,626			(55)			3,767
LargeCap Value Fund III		5,103			359			16,476
MidCap Fund		219			(91)			10,026
MidCap Growth Fund III		—			13			5,386
MidCap Value Fund III		1,367			122			2,666
Origin Emerging Markets Fund		506			(294)			—
Overseas Fund		6,135			(3)			6,305
Short-Term Income Fund		1,263			(47)			—
SmallCap Growth Fund I		—			(3)			9,286
SmallCap Value Fund II		2,164			(9)			10,031
		$66,415			$789			$110,037
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2025 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	5,282,508	$78,604
Bond Market Index Fund (a)	7,456,908	81,579
Core Plus Bond Fund (a)	23,338,444	249,488
Diversified International Fund (a)	8,761,617	92,873
Diversified Real Asset Fund (a)	5,869,657	58,873
Equity Income Fund (a)	2,820,916	68,125
Global Diversified Income Fund (a)	6,266,658	79,837
Global Multi-Strategy Fund (a)	4,114,947	43,125
Global Opportunities Fund (a)	6,109,933	66,598
Global Real Estate Securities Fund (a)	6,302,414	53,318
Inflation Protection Fund (a)	5,885,753	48,852
International Emerging Markets Fund (a)	1,225,681	22,981
LargeCap Growth Fund I (a)	7,586,402	83,299
LargeCap S&P 500 Index Fund (a)	9,577,818	129,492
LargeCap Value Fund III (a)	5,847,736	79,471
MidCap Fund (a)	1,556,607	30,167
MidCap Growth Fund III (a),(b)	3,642,402	32,891
MidCap Value Fund III (a)	2,004,745	33,559
Origin Emerging Markets Fund (a)	2,606,130	19,598
Overseas Fund (a)	10,026,478	89,035
SmallCap Growth Fund I (a),(b)	2,472,409	24,131
SmallCap Value Fund II (a)	2,479,216	25,461
		$1,491,357
TOTAL INVESTMENT COMPANIES		$1,491,357
Total Investments		$1,491,357
Liabilities in Excess of Other Assets, Net - (0.01)%		$(206)
TOTAL NET ASSETS - 100.00%		$1,491,151

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	39.25%
Fixed Income Funds	25.48%
International Equity Funds	23.09%
Specialty Funds	12.19%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,094,465	$81,074	316,663	$4,888	128,620	$1,998	5,282,508	$83,946
Bond Market Index Fund	7,213,826	80,292	435,692	4,749	192,610	2,098	7,456,908	82,943
Core Plus Bond Fund	22,926,644	242,606	1,004,679	10,740	592,879	6,330	23,338,444	247,016
Diversified International Fund	8,513,864	82,478	483,727	5,326	235,974	2,611	8,761,617	85,194
Diversified Real Asset Fund	5,728,077	67,000	307,687	3,177	166,107	1,741	5,869,657	68,440
Equity Income Fund	2,762,657	73,544	138,383	3,413	80,124	1,997	2,820,916	74,957
Global Diversified Income Fund	6,065,054	85,372	368,117	4,794	166,513	2,176	6,266,658	87,981
Global Multi-Strategy Fund	3,941,686	41,504	284,529	3,037	111,268	1,187	4,114,947	43,354
Global Opportunities Fund	5,896,483	64,784	376,147	4,292	162,697	1,859	6,109,933	67,216
Global Real Estate Securities Fund	6,032,573	45,911	403,042	3,581	133,201	1,186	6,302,414	48,307
Inflation Protection Fund	5,766,002	50,472	268,389	2,213	148,638	1,226	5,885,753	51,457
International Emerging Markets Fund	1,198,334	23,485	60,614	1,185	33,267	653	1,225,681	24,017
LargeCap Growth Fund I	6,665,544	47,115	1,085,532	13,001	164,674	1,998	7,586,402	58,083
LargeCap S&P 500 Index Fund	9,205,555	87,765	613,667	8,634	241,404	3,422	9,577,818	92,962
LargeCap Value Fund III	5,337,122	71,309	648,696	9,371	138,082	1,998	5,847,736	78,680
MidCap Fund	1,441,970	29,655	158,008	3,265	43,371	911	1,556,607	31,999
MidCap Growth Fund III	3,420,780	32,906	304,871	2,932	83,249	811	3,642,402	35,027
MidCap Value Fund III	1,907,174	30,866	143,697	2,557	46,126	831	2,004,745	32,590
Origin Emerging Markets Fund	2,541,821	25,741	145,462	1,159	81,153	653	2,606,130	26,224
Overseas Fund	9,505,777	96,332	797,475	7,530	276,774	2,611	10,026,478	101,251
SmallCap Growth Fund I	2,236,046	20,242	293,393	3,207	57,030	633	2,472,409	22,815
SmallCap Value Fund II	2,186,845	20,120	348,181	3,879	55,810	634	2,479,216	23,363
		$1,400,573		$106,930		$39,564		$1,467,822

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$399			$(18)			$1,534
Bond Market Index Fund		1,548			—			100
Core Plus Bond Fund		1,376			—			—
Diversified International Fund		1,464			1			—
Diversified Real Asset Fund		602			4			—
Equity Income Fund		458			(3)			—
Global Diversified Income Fund		1,576			(9)			—
Global Multi-Strategy Fund		395			—			886
Global Opportunities Fund		936			(1)			605
Global Real Estate Securities Fund		837			1			988
Inflation Protection Fund		399			(2)			—
International Emerging Markets Fund		219			—			—
LargeCap Growth Fund I		54			(35)			9,990
LargeCap S&P 500 Index Fund		2,486			(15)			1,086
LargeCap Value Fund III		1,517			(2)			4,899
MidCap Fund		41			(10)			1,878
MidCap Growth Fund III		—			—			1,732
MidCap Value Fund III		450			(2)			878
Origin Emerging Markets Fund		194			(23)			—
Overseas Fund		1,812			—			1,855
SmallCap Growth Fund I		—			(1)			2,271
SmallCap Value Fund II		522			(2)			2,420
		$17,285			$(117)			$31,122
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2030 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	17,279,284	$257,116
Bond Market Index Fund (a)	23,951,290	262,027
Core Plus Bond Fund (a)	79,238,687	847,062
Diversified International Fund (a)	41,081,840	435,467
Diversified Real Asset Fund (a)	23,640,337	237,113
Equity Income Fund (a)	8,721,661	210,628
Global Diversified Income Fund (a)	20,057,214	255,529
Global Multi-Strategy Fund (a)	18,580,492	194,724
Global Opportunities Fund (a)	26,893,960	293,144
Global Real Estate Securities Fund (a)	28,318,734	239,576
Inflation Protection Fund (a)	16,370,286	135,873
International Emerging Markets Fund (a)	5,381,368	100,901
LargeCap Growth Fund I (a)	42,266,068	464,081
LargeCap S&P 500 Index Fund (a)	44,855,676	606,449
LargeCap Value Fund (a)	24,004,704	258,291
LargeCap Value Fund III (a)	18,370,595	249,656
MidCap Fund (a)	3,029,603	58,714
MidCap Growth Fund III (a),(b)	21,605,365	195,096
MidCap Value Fund III (a)	11,384,838	190,582
Origin Emerging Markets Fund (a)	10,829,878	81,441
Overseas Fund (a)	47,822,305	424,662
SmallCap Growth Fund I (a),(b)	11,630,871	113,517
SmallCap Value Fund II (a)	11,236,115	115,395
		$6,227,044
TOTAL INVESTMENT COMPANIES		$6,227,044
Total Investments		$6,227,044
Liabilities in Excess of Other Assets, Net - (0.01)%		$(735)
TOTAL NET ASSETS - 100.00%		$6,226,309

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	43.66%
International Equity Funds	25.30%
Fixed Income Funds	20.00%
Specialty Funds	11.05%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	17,080,761	$272,653	668,162	$10,360	469,639	$7,360	17,279,284	$275,613
Bond Market Index Fund	23,752,774	264,598	836,535	9,095	638,019	6,951	23,951,290	266,737
Core Plus Bond Fund	79,700,305	866,289	1,491,326	15,932	1,952,944	20,854	79,238,687	861,366
Diversified International Fund	40,951,567	534,825	1,208,022	13,401	1,077,749	12,022	41,081,840	536,209
Diversified Real Asset Fund	23,699,339	274,285	592,964	6,144	651,966	6,870	23,640,337	273,553
Equity Income Fund	8,775,212	233,873	190,723	4,729	244,274	6,133	8,721,661	232,410
Global Diversified Income Fund	19,895,311	279,484	660,981	8,605	499,078	6,543	20,057,214	281,522
Global Multi-Strategy Fund	18,242,606	193,218	796,325	8,490	458,439	4,907	18,580,492	196,794
Global Opportunities Fund	26,617,749	292,546	972,140	11,173	695,929	8,014	26,893,960	295,704
Global Real Estate Securities Fund	27,686,728	207,319	1,271,226	11,361	639,220	5,725	28,318,734	212,886
Inflation Protection Fund	16,444,498	143,752	381,535	3,143	455,747	3,762	16,370,286	143,110
International Emerging Markets Fund	5,401,684	131,320	132,047	2,600	152,363	3,026	5,381,368	130,860
LargeCap Growth Fund I	37,933,757	284,593	5,222,451	62,475	890,140	10,957	42,266,068	336,866
LargeCap S&P 500 Index Fund	44,157,490	468,999	1,796,990	25,380	1,098,804	15,702	44,855,676	478,627
LargeCap Value Fund	22,067,252	201,935	2,459,067	28,546	521,615	6,134	24,004,704	224,349
LargeCap Value Fund III	17,151,944	226,850	1,637,688	23,694	419,037	6,134	18,370,595	244,563
MidCap Fund	2,886,030	67,622	232,196	4,801	88,623	1,882	3,029,603	70,524
MidCap Growth Fund III	20,750,141	205,627	1,353,600	13,031	498,376	4,908	21,605,365	213,751
MidCap Value Fund III	11,079,368	179,114	575,455	10,269	269,985	4,907	11,384,838	184,478
Origin Emerging Markets Fund	10,892,910	111,333	298,092	2,399	361,124	2,944	10,829,878	110,576
Overseas Fund	46,537,809	441,339	2,545,430	24,170	1,260,934	12,022	47,822,305	453,497
SmallCap Growth Fund I	10,757,702	102,976	1,127,361	12,348	254,192	2,862	11,630,871	112,464
SmallCap Value Fund II	10,136,306	84,201	1,355,329	15,077	255,520	2,944	11,236,115	96,303
		$6,068,751		$327,223		$163,563		$6,232,762

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,323			$(40)			$5,082
Bond Market Index Fund		5,036			(5)			324
Core Plus Bond Fund		4,725			(1)			—
Diversified International Fund		6,940			5			—
Diversified Real Asset Fund		2,452			(6)			—
Equity Income Fund		1,433			(59)			—
Global Diversified Income Fund		5,089			(24)			—
Global Multi-Strategy Fund		1,802			(7)			4,051
Global Opportunities Fund		4,167			(1)			2,699
Global Real Estate Securities Fund		3,797			(69)			4,488
Inflation Protection Fund		1,122			(23)			—
International Emerging Markets Fund		974			(34)			—
LargeCap Growth Fund I		306			755			56,280
LargeCap S&P 500 Index Fund		11,793			(50)			5,148
LargeCap Value Fund		6,884			2			18,365
LargeCap Value Fund III		4,825			153			15,573
MidCap Fund		81			(17)			3,709
MidCap Growth Fund III		—			1			10,394
MidCap Value Fund III		2,589			2			5,044
Origin Emerging Markets Fund		817			(212)			—
Overseas Fund		8,744			10			8,966
SmallCap Growth Fund I		—			2			10,810
SmallCap Value Fund II		2,395			(31)			11,100
		$77,294			$351			$162,033
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2035 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	3,964,444	$43,371
Core Plus Bond Fund (a)	11,935,676	127,592
Diversified International Fund (a)	7,882,716	83,557
Diversified Real Asset Fund (a)	4,129,558	41,419
Global Multi-Strategy Fund (a)	3,077,811	32,255
Global Opportunities Fund (a)	5,584,361	60,870
Global Real Estate Securities Fund (a)	5,544,538	46,907
High Yield Fund I (a)	2,343,884	21,025
Inflation Protection Fund (a)	1,860,343	15,441
International Emerging Markets Fund (a)	1,066,473	19,996
LargeCap Growth Fund (a)	3,659,803	34,512
LargeCap Growth Fund I (a)	10,899,406	119,676
LargeCap S&P 500 Index Fund (a)	8,969,879	121,273
LargeCap Value Fund (a)	6,340,239	68,221
LargeCap Value Fund III (a)	5,478,956	74,459
MidCap Growth Fund III (a),(b)	4,432,867	40,029
MidCap Value Fund III (a)	2,407,837	40,307
Origin Emerging Markets Fund (a)	2,146,154	16,139
Overseas Fund (a)	9,058,800	80,442
SmallCap Growth Fund I (a),(b)	2,201,235	21,484
SmallCap Value Fund II (a)	2,109,432	21,664
		$1,130,639
TOTAL INVESTMENT COMPANIES		$1,130,639
Total Investments		$1,130,639
Liabilities in Excess of Other Assets, Net - (0.01)%		$(152)
TOTAL NET ASSETS - 100.00%		$1,130,487

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	47.91%
International Equity Funds	27.23%
Fixed Income Funds	18.36%
Specialty Funds	6.51%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	3,855,239	$43,014	208,790	$2,277	99,585	$1,087	3,964,444	$44,203
Core Plus Bond Fund	11,782,119	125,933	458,687	4,902	305,130	3,258	11,935,676	127,576
Diversified International Fund	7,694,779	75,589	409,367	4,514	221,430	2,483	7,882,716	77,620
Diversified Real Asset Fund	4,051,039	47,978	195,837	2,022	117,318	1,242	4,129,558	48,758
Global Multi-Strategy Fund	2,964,573	31,490	192,758	2,058	79,520	853	3,077,811	32,695
Global Opportunities Fund	5,419,725	60,750	301,369	3,448	136,733	1,583	5,584,361	62,614
Global Real Estate Securities Fund	5,322,554	40,589	360,209	3,204	138,225	1,242	5,544,538	42,550
High Yield Fund I	2,289,492	22,344	121,692	1,114	67,300	621	2,343,884	22,836
Inflation Protection Fund	1,828,690	15,903	87,989	726	56,336	467	1,860,343	16,162
International Emerging Markets Fund	1,046,982	20,987	50,583	990	31,092	621	1,066,473	21,357
LargeCap Growth Fund	3,277,876	22,450	469,651	4,843	87,724	931	3,659,803	26,365
LargeCap Growth Fund I	9,616,909	81,402	1,512,736	18,143	230,239	2,871	10,899,406	96,662
LargeCap S&P 500 Index Fund	8,661,487	91,660	535,101	7,548	226,709	3,259	8,969,879	95,947
LargeCap Value Fund	5,721,613	56,694	777,922	9,037	159,296	1,894	6,340,239	63,836
LargeCap Value Fund III	5,022,478	67,598	585,617	8,478	129,139	1,909	5,478,956	74,170
MidCap Growth Fund III	4,174,132	42,587	380,595	3,667	121,860	1,211	4,432,867	45,044
MidCap Value Fund III	2,296,950	39,082	176,969	3,155	66,082	1,211	2,407,837	41,026
Origin Emerging Markets Fund	2,101,719	21,299	120,034	959	75,599	620	2,146,154	21,628
Overseas Fund	8,629,099	88,756	688,473	6,512	258,772	2,484	9,058,800	92,784
SmallCap Growth Fund I	1,998,843	19,156	253,995	2,783	51,603	590	2,201,235	21,348
SmallCap Value Fund II	1,866,881	17,851	294,320	3,284	51,769	607	2,109,432	20,527
		$1,033,112		$93,664		$31,044		$1,095,708

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$824			$(1)			$53
Core Plus Bond Fund		705			(1)			—
Diversified International Fund		1,317			—			—
Diversified Real Asset Fund		423			—			—
Global Multi-Strategy Fund		295			—			664
Global Opportunities Fund		855			(1)			554
Global Real Estate Securities Fund		736			(1)			869
High Yield Fund I		314			(1)			—
Inflation Protection Fund		126			—			—
International Emerging Markets Fund		190			1			—
LargeCap Growth Fund		102			3			3,542
LargeCap Growth Fund I		78			(12)			14,368
LargeCap S&P 500 Index Fund		2,334			(2)			1,018
LargeCap Value Fund		1,799			(1)			4,798
LargeCap Value Fund III		1,424			3			4,595
MidCap Growth Fund III		—			1			2,108
MidCap Value Fund III		541			—			1,054
Origin Emerging Markets Fund		159			(10)			—
Overseas Fund		1,636			—			1,677
SmallCap Growth Fund I		—			(1)			2,023
SmallCap Value Fund II		445			(1)			2,060
		$14,303			$(24)			$39,383
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2040 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	9,351,841	$102,309
Core Plus Bond Fund (a)	30,016,999	320,882
Diversified International Fund (a)	32,368,433	343,105
Diversified Real Asset Fund (a)	12,245,467	122,822
Global Multi-Strategy Fund (a)	10,206,963	106,969
Global Opportunities Fund (a)	20,633,254	224,902
Global Real Estate Securities Fund (a)	25,016,881	211,643
High Yield Fund I (a)	8,541,164	76,614
Inflation Protection Fund (a)	4,230,134	35,110
International Emerging Markets Fund (a)	4,189,847	78,560
LargeCap Growth Fund (a)	15,118,139	142,564
LargeCap Growth Fund I (a)	38,914,300	427,279
LargeCap S&P 500 Index Fund (a)	35,852,553	484,727
LargeCap Value Fund (a)	24,974,935	268,730
LargeCap Value Fund III (a)	21,301,594	289,489
MidCap Growth Fund III (a),(b)	17,213,975	155,442
MidCap Value Fund III (a)	8,608,321	144,103
Origin Emerging Markets Fund (a)	8,447,869	63,528
Overseas Fund (a)	36,322,286	322,542
SmallCap Growth Fund I (a),(b)	8,602,667	83,962
SmallCap Value Fund II (a)	8,276,045	84,995
		$4,090,277
TOTAL INVESTMENT COMPANIES		$4,090,277
Total Investments		$4,090,277
Liabilities in Excess of Other Assets, Net - (0.01)%		$(605)
TOTAL NET ASSETS - 100.00%		$4,089,672

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.89%
International Equity Funds	30.42%
Fixed Income Funds	13.08%
Specialty Funds	5.62%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	9,211,509	$102,550	378,217	$4,117	237,885	$2,591	9,351,841	$104,074
Core Plus Bond Fund	30,008,733	326,492	741,349	7,920	733,083	7,827	30,016,999	326,587
Diversified International Fund	32,046,469	394,473	1,131,633	12,540	809,669	9,043	32,368,433	397,961
Diversified Real Asset Fund	12,193,729	140,801	402,958	4,169	351,220	3,703	12,245,467	141,271
Global Multi-Strategy Fund	9,959,184	105,113	494,767	5,278	246,988	2,644	10,206,963	107,745
Global Opportunities Fund	20,281,576	225,433	847,239	9,727	495,561	5,712	20,633,254	229,431
Global Real Estate Securities Fund	24,313,186	185,229	1,235,158	11,028	531,463	4,761	25,016,881	191,488
High Yield Fund I	8,463,069	81,793	307,600	2,812	229,505	2,116	8,541,164	82,487
Inflation Protection Fund	4,222,674	35,934	135,621	1,118	128,161	1,058	4,230,134	35,990
International Emerging Markets Fund	4,174,608	95,626	126,937	2,497	111,698	2,222	4,189,847	95,901
LargeCap Growth Fund	13,713,635	88,837	1,746,815	17,990	342,311	3,597	15,118,139	103,199
LargeCap Growth Fund I	34,735,339	266,840	5,006,828	59,949	827,867	10,207	38,914,300	316,541
LargeCap S&P 500 Index Fund	35,067,635	380,696	1,613,280	22,783	828,362	11,845	35,852,553	391,585
LargeCap Value Fund	22,839,152	231,293	2,724,481	31,634	588,698	6,929	24,974,935	255,996
LargeCap Value Fund III	19,770,087	264,059	2,004,349	29,011	472,842	6,928	21,301,594	286,173
MidCap Growth Fund III	16,445,316	167,802	1,219,393	11,742	450,734	4,442	17,213,975	175,102
MidCap Value Fund III	8,334,408	140,794	518,138	9,241	244,225	4,443	8,608,321	145,592
Origin Emerging Markets Fund	8,425,573	86,435	300,781	2,417	278,485	2,274	8,447,869	86,487
Overseas Fund	35,109,675	348,534	2,160,080	20,496	947,469	9,045	36,322,286	359,991
SmallCap Growth Fund I	7,912,144	78,013	882,735	9,671	192,212	2,168	8,602,667	85,515
SmallCap Value Fund II	7,422,460	63,357	1,046,059	11,651	192,474	2,222	8,276,045	72,768
		$3,810,104		$287,791		$105,777		$3,991,884

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$1,960			$(2)			$126
Core Plus Bond Fund		1,784			2			—
Diversified International Fund		5,451			(9)			—
Diversified Real Asset Fund		1,267			4			—
Global Multi-Strategy Fund		987			(2)			2,218
Global Opportunities Fund		3,186			(17)			2,063
Global Real Estate Securities Fund		3,345			(8)			3,952
High Yield Fund I		1,154			(2)			—
Inflation Protection Fund		289			(4)			—
International Emerging Markets Fund		755			—			—
LargeCap Growth Fund		424			(31)			14,747
LargeCap Growth Fund I		281			(41)			51,668
LargeCap S&P 500 Index Fund		9,396			(49)			4,100
LargeCap Value Fund		7,146			(2)			19,057
LargeCap Value Fund III		5,578			31			18,002
MidCap Growth Fund III		—			—			8,260
MidCap Value Fund III		1,954			—			3,804
Origin Emerging Markets Fund		635			(91)			—
Overseas Fund		6,621			6			6,785
SmallCap Growth Fund I		—			(1)			7,972
SmallCap Value Fund II		1,759			(18)			8,150
		$53,972			$(234)			$150,904
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2045 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	1,253,270	$13,711
Core Plus Bond Fund (a)	3,646,029	38,976
Diversified International Fund (a)	5,711,259	60,539
Diversified Real Asset Fund (a)	2,227,098	22,338
Global Multi-Strategy Fund (a)	1,502,257	15,744
Global Opportunities Fund (a)	4,053,013	44,178
Global Real Estate Securities Fund (a)	4,652,822	39,363
High Yield Fund I (a)	1,468,466	13,172
International Emerging Markets Fund (a)	752,276	14,105
LargeCap Growth Fund (a)	2,651,908	25,008
LargeCap Growth Fund I (a)	7,676,146	84,284
LargeCap S&P 500 Index Fund (a)	6,087,306	82,300
LargeCap Value Fund (a)	4,516,395	48,596
LargeCap Value Fund III (a)	3,942,608	53,580
MidCap Growth Fund III (a),(b)	3,174,629	28,667
MidCap Value Fund III (a)	1,720,689	28,804
Origin Emerging Markets Fund (a)	1,651,170	12,417
Overseas Fund (a)	6,551,079	58,174
SmallCap Growth Fund I (a),(b)	1,475,399	14,400
SmallCap Value Fund II (a)	1,497,497	15,379
		$713,735
TOTAL INVESTMENT COMPANIES		$713,735
Total Investments		$713,735
Liabilities in Excess of Other Assets, Net - (0.01)%		$(100)
TOTAL NET ASSETS - 100.00%		$713,635

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.39%
International Equity Funds	32.06%
Fixed Income Funds	9.22%
Specialty Funds	5.34%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	1,193,695	$13,338	86,888	$948	27,313	$298	1,253,270	$13,988
Core Plus Bond Fund	3,521,546	37,922	207,297	2,215	82,814	885	3,646,029	39,252
Diversified International Fund	5,449,352	55,698	397,153	4,372	135,246	1,512	5,711,259	58,558
Diversified Real Asset Fund	2,130,771	25,299	152,687	1,574	56,360	595	2,227,098	26,278
Global Multi-Strategy Fund	1,413,532	14,972	124,438	1,329	35,713	382	1,502,257	15,919
Global Opportunities Fund	3,850,205	43,559	291,164	3,324	88,356	1,021	4,053,013	45,862
Global Real Estate Securities Fund	4,379,988	35,103	367,686	3,260	94,852	850	4,652,822	37,512
High Yield Fund I	1,399,880	13,982	105,509	964	36,923	341	1,468,466	14,605
International Emerging Markets Fund	720,362	15,685	51,139	999	19,225	382	752,276	16,302
LargeCap Growth Fund	2,326,543	17,709	380,227	3,920	54,862	578	2,651,908	21,047
LargeCap Growth Fund I	6,648,723	61,758	1,168,324	14,018	140,901	1,743	7,676,146	74,034
LargeCap S&P 500 Index Fund	5,746,701	63,444	479,419	6,753	138,814	1,990	6,087,306	68,207
LargeCap Value Fund	3,988,338	42,026	625,989	7,264	97,932	1,156	4,516,395	48,132
LargeCap Value Fund III	3,543,253	47,929	478,641	6,925	79,286	1,165	3,942,608	53,690
MidCap Growth Fund III	2,920,579	30,870	328,885	3,165	74,835	740	3,174,629	33,295
MidCap Value Fund III	1,603,780	28,034	157,457	2,801	40,548	739	1,720,689	30,095
Origin Emerging Markets Fund	1,575,684	15,991	121,228	968	45,742	374	1,651,170	16,580
Overseas Fund	6,094,986	64,030	614,420	5,797	158,327	1,512	6,551,079	68,314
SmallCap Growth Fund I	1,309,637	13,540	197,994	2,167	32,232	365	1,475,399	15,342
SmallCap Value Fund II	1,296,591	13,392	233,198	2,604	32,292	373	1,497,497	15,623
		$654,281		$75,367		$17,001		$712,635

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$258			$—			$17
Core Plus Bond Fund		213			—			—
Diversified International Fund		946			—			—
Diversified Real Asset Fund		226			—			—
Global Multi-Strategy Fund		143			—			320
Global Opportunities Fund		616			—			397
Global Real Estate Securities Fund		613			(1)			722
High Yield Fund I		194			—			—
International Emerging Markets Fund		133			—			—
LargeCap Growth Fund		73			(4)			2,538
LargeCap Growth Fund I		55			1			10,018
LargeCap S&P 500 Index Fund		1,566			—			682
LargeCap Value Fund		1,268			(2)			3,378
LargeCap Value Fund III		1,015			1			3,273
MidCap Growth Fund III		—			—			1,491
MidCap Value Fund III		383			(1)			744
Origin Emerging Markets Fund		121			(5)			—
Overseas Fund		1,174			(1)			1,197
SmallCap Growth Fund I		—			—			1,339
SmallCap Value Fund II		312			—			1,445
		$9,309			$(12)			$27,561
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2050 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	2,289,528	$25,047
Core Plus Bond Fund (a)	7,710,845	82,429
Diversified International Fund (a)	17,776,783	188,434
Diversified Real Asset Fund (a)	5,541,425	55,581
Global Multi-Strategy Fund (a)	4,256,713	44,610
Global Opportunities Fund (a)	12,649,611	137,881
Global Real Estate Securities Fund (a)	13,109,190	110,904
High Yield Fund I (a)	4,794,350	43,005
International Emerging Markets Fund (a)	2,479,643	46,493
LargeCap Growth Fund (a)	8,443,938	79,626
LargeCap Growth Fund I (a)	23,187,929	254,604
LargeCap S&P 500 Index Fund (a)	18,300,932	247,429
LargeCap Value Fund (a)	13,949,798	150,100
LargeCap Value Fund III (a)	13,034,151	177,134
MidCap Growth Fund III (a),(b)	9,407,320	84,948
MidCap Value Fund III (a)	5,228,410	87,524
Origin Emerging Markets Fund (a)	5,320,348	40,009
Overseas Fund (a)	20,353,469	180,739
SmallCap Growth Fund I (a),(b)	4,532,102	44,233
SmallCap Value Fund II (a)	4,418,707	45,380
		$2,126,110
TOTAL INVESTMENT COMPANIES		$2,126,110
Total Investments		$2,126,110
Liabilities in Excess of Other Assets, Net - (0.01)%		$(297)
TOTAL NET ASSETS - 100.00%		$2,125,813

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.08%
International Equity Funds	33.14%
Fixed Income Funds	7.08%
Specialty Funds	4.71%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	2,228,942	$24,902	121,634	$1,326	61,048	$665	2,289,528	$25,563
Core Plus Bond Fund	7,618,261	83,094	310,472	3,319	217,888	2,327	7,710,845	84,087
Diversified International Fund	17,375,288	207,681	953,902	10,550	552,407	6,146	17,776,783	212,088
Diversified Real Asset Fund	5,439,170	63,429	292,018	3,025	189,763	1,993	5,541,425	64,460
Global Multi-Strategy Fund	4,103,318	43,265	277,759	2,967	124,364	1,328	4,256,713	44,903
Global Opportunities Fund	12,283,084	138,942	736,904	8,441	370,377	4,253	12,649,611	143,126
Global Real Estate Securities Fund	12,593,506	96,412	887,574	7,899	371,890	3,322	13,109,190	100,984
High Yield Fund I	4,689,868	47,894	248,916	2,280	144,434	1,329	4,794,350	48,844
International Emerging Markets Fund	2,438,665	57,969	118,291	2,327	77,313	1,528	2,479,643	58,767
LargeCap Growth Fund	7,568,932	52,928	1,107,387	11,416	232,381	2,425	8,443,938	61,886
LargeCap Growth Fund I	20,473,421	170,989	3,284,786	39,395	570,278	6,980	23,187,929	203,394
LargeCap S&P 500 Index Fund	17,677,678	193,478	1,190,051	16,796	566,797	8,074	18,300,932	202,159
LargeCap Value Fund	12,599,905	132,160	1,753,388	20,368	403,495	4,718	13,949,798	147,807
LargeCap Value Fund III	11,965,496	160,876	1,392,718	20,169	324,063	4,717	13,034,151	176,337
MidCap Growth Fund III	8,864,984	91,574	847,357	8,168	305,021	2,991	9,407,320	96,753
MidCap Value Fund III	4,992,429	86,963	401,156	7,157	165,175	2,990	5,228,410	91,124
Origin Emerging Markets Fund	5,225,385	53,721	283,485	2,279	188,522	1,529	5,320,348	54,431
Overseas Fund	19,413,180	196,724	1,587,537	15,044	647,248	6,147	20,353,469	205,624
SmallCap Growth Fund I	4,116,633	42,717	548,985	6,018	133,516	1,496	4,532,102	47,237
SmallCap Value Fund II	3,913,376	35,496	635,960	7,103	130,629	1,495	4,418,707	41,088
		$1,981,214		$196,047		$66,453		$2,110,662

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$477			$—			$31
Core Plus Bond Fund		456			1			—
Diversified International Fund		2,984			3			—
Diversified Real Asset Fund		571			(1)			—
Global Multi-Strategy Fund		410			(1)			920
Global Opportunities Fund		1,947			(4)			1,258
Global Real Estate Securities Fund		1,748			(5)			2,061
High Yield Fund I		644			(1)			—
International Emerging Markets Fund		445			(1)			—
LargeCap Growth Fund		236			(33)			8,194
LargeCap Growth Fund I		167			(10)			30,639
LargeCap S&P 500 Index Fund		4,776			(41)			2,082
LargeCap Value Fund		3,972			(3)			10,589
LargeCap Value Fund III		3,398			9			10,964
MidCap Growth Fund III		—			2			4,487
MidCap Value Fund III		1,180			(6)			2,296
Origin Emerging Markets Fund		398			(40)			—
Overseas Fund		3,697			3			3,781
SmallCap Growth Fund I		—			(2)			4,177
SmallCap Value Fund II		934			(16)			4,328
		$28,440			$(146)			$85,807
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2055 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	120,285	$1,316
Core Plus Bond Fund (a)	412,431	4,409
Diversified International Fund (a)	1,898,757	20,127
Diversified Real Asset Fund (a)	495,193	4,967
Global Multi-Strategy Fund (a)	398,201	4,173
Global Opportunities Fund (a)	1,360,386	14,828
Global Real Estate Securities Fund (a)	1,439,848	12,181
High Yield Fund I (a)	466,600	4,185
International Emerging Markets Fund (a)	246,665	4,625
LargeCap Growth Fund (a)	864,053	8,148
LargeCap Growth Fund I (a)	2,426,158	26,639
LargeCap S&P 500 Index Fund (a)	2,068,192	27,962
LargeCap Value Fund (a)	1,500,008	16,140
LargeCap Value Fund III (a)	1,380,576	18,762
MidCap Growth Fund III (a),(b)	1,020,737	9,217
MidCap Value Fund III (a)	564,278	9,446
Origin Emerging Markets Fund (a)	577,038	4,339
Overseas Fund (a)	2,136,918	18,976
SmallCap Growth Fund I (a),(b)	485,214	4,736
SmallCap Value Fund II (a)	470,945	4,837
		$220,013
TOTAL INVESTMENT COMPANIES		$220,013
Total Investments		$220,013
Liabilities in Excess of Other Assets, Net - (0.01)%		$(32)
TOTAL NET ASSETS - 100.00%		$219,981

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.22%
International Equity Funds	34.13%
Fixed Income Funds	4.50%
Specialty Funds	4.16%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	109,851	$1,225	12,790	$140	2,356		$26	120,285	$1,339
Core Plus Bond Fund	384,068	4,130	35,974	384	7,611		81	412,431	4,433
Diversified International Fund	1,743,314	19,246	191,658	2,113	36,215		406	1,898,757	20,953
Diversified Real Asset Fund	454,626	5,418	50,671	524	10,104		106	495,193	5,836
Global Multi-Strategy Fund	359,446	3,862	46,735	500	7,980		86	398,201	4,276
Global Opportunities Fund	1,244,487	14,468	140,655	1,606	24,756		286	1,360,386	15,788
Global Real Estate Securities Fund	1,310,690	10,985	152,978	1,356	23,820		214	1,439,848	12,127
High Yield Fund I	427,805	4,380	48,080	440	9,285		85	466,600	4,735
International Emerging Markets Fund	226,398	5,231	25,409	499	5,142		103	246,665	5,627
LargeCap Growth Fund	731,071	6,692	147,747	1,528	14,765		157	864,053	8,063
LargeCap Growth Fund I	2,032,258	21,799	431,450	5,197	37,550		466	2,426,158	26,530
LargeCap S&P 500 Index Fund	1,884,055	23,294	221,339	3,124	37,202		535	2,068,192	25,883
LargeCap Value Fund	1,277,016	14,875	249,357	2,900	26,365		311	1,500,008	17,464
LargeCap Value Fund III	1,204,200	16,681	197,562	2,865	21,186		312	1,380,576	19,234
MidCap Growth Fund III	900,786	9,887	140,010	1,352	20,059		199	1,020,737	11,040
MidCap Value Fund III	505,367	9,257	69,784	1,245	10,873		199	564,278	10,303
Origin Emerging Markets Fund	528,517	5,347	60,762	488	12,241		100	577,038	5,734
Overseas Fund	1,908,164	20,576	271,138	2,562	42,384		408	2,136,918	22,730
SmallCap Growth Fund I	414,773	4,856	79,080	868	8,639		98	485,214	5,626
SmallCap Value Fund II	392,288	4,551	87,121	978	8,464		99	470,945	5,430
		$206,760		$30,669			$4,277		$233,151

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$24			$—	$			2
Core Plus Bond Fund		24			—				—
Diversified International Fund		310			—				—
Diversified Real Asset Fund		49			—				—
Global Multi-Strategy Fund		37			—				83
Global Opportunities Fund		204			—				131
Global Real Estate Securities Fund		187			—				219
High Yield Fund I		61			—				—
International Emerging Markets Fund		43			—				—
LargeCap Growth Fund		23			—				811
LargeCap Growth Fund I		17			—				3,110
LargeCap S&P 500 Index Fund		523			—				227
LargeCap Value Fund		414			—				1,101
LargeCap Value Fund III		350			—				1,128
MidCap Growth Fund III		—			—				469
MidCap Value Fund III		123			—				239
Origin Emerging Markets Fund		42			(1)				—
Overseas Fund		376			—				382
SmallCap Growth Fund I		—			—				432
SmallCap Value Fund II		96			—				445
		$2,903			$(1)	$			8,779
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2060 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond Market Index Fund (a)	61,253	$670
Core Plus Bond Fund (a)	213,687	2,284
Diversified International Fund (a)	976,471	10,351
Diversified Real Asset Fund (a)	249,570	2,503
Global Multi-Strategy Fund (a)	220,384	2,310
Global Opportunities Fund (a)	687,405	7,493
Global Real Estate Securities Fund (a)	667,289	5,645
High Yield Fund I (a)	243,669	2,186
International Emerging Markets Fund (a)	135,423	2,539
LargeCap Growth Fund (a)	442,111	4,169
LargeCap Growth Fund I (a)	1,155,916	12,692
LargeCap S&P 500 Index Fund (a)	1,049,205	14,185
LargeCap Value Fund (a)	723,773	7,788
LargeCap Value Fund III (a)	666,328	9,055
MidCap Growth Fund III (a),(b)	522,880	4,722
MidCap Value Fund III (a)	280,460	4,695
Origin Emerging Markets Fund (a)	293,369	2,206
Overseas Fund (a)	1,109,144	9,849
SmallCap Growth Fund I (a),(b)	236,472	2,308
SmallCap Value Fund II (a)	228,488	2,347
		$109,997
TOTAL INVESTMENT COMPANIES		$109,997
Total Investments		$109,997
Liabilities in Excess of Other Assets, Net - (0.02)%		$(23)
TOTAL NET ASSETS - 100.00%		$109,974

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.33%
International Equity Funds	34.63%
Fixed Income Funds	4.68%
Specialty Funds	4.38%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	54,013	$600	8,517	$93	1,277		$13	61,253	$680
Core Plus Bond Fund	192,934	2,107	24,875	266	4,122		44	213,687	2,329
Diversified International Fund	867,290	10,367	129,211	1,427	20,030		220	976,471	11,574
Diversified Real Asset Fund	220,581	2,677	34,572	359	5,583		58	249,570	2,978
Global Multi-Strategy Fund	193,638	2,144	31,104	333	4,358		46	220,384	2,431
Global Opportunities Fund	608,209	7,498	92,870	1,063	13,674		156	687,405	8,405
Global Real Estate Securities Fund	584,010	5,270	96,382	854	13,103		116	667,289	6,008
High Yield Fund I	216,190	2,232	32,556	298	5,077		46	243,669	2,484
International Emerging Markets Fund	120,802	2,879	17,476	344	2,855		56	135,423	3,167
LargeCap Growth Fund	362,682	4,075	87,722	910	8,293		85	442,111	4,900
LargeCap Growth Fund I	935,183	12,109	241,923	2,926	21,190		252	1,155,916	14,783
LargeCap S&P 500 Index Fund	925,166	13,221	144,629	2,047	20,590		287	1,049,205	14,981
LargeCap Value Fund	593,159	7,707	145,393	1,696	14,779		168	723,773	9,234
LargeCap Value Fund III	562,623	8,588	115,561	1,682	11,856		169	666,328	10,101
MidCap Growth Fund III	445,509	5,022	88,585	858	11,214		107	522,880	5,772
MidCap Value Fund III	241,883	4,792	44,642	799	6,065		108	280,460	5,483
Origin Emerging Markets Fund	258,644	2,601	41,557	335	6,832		55	293,369	2,881
Overseas Fund	957,428	10,718	175,304	1,659	23,588		220	1,109,144	12,155
SmallCap Growth Fund I	194,719	2,533	46,663	515	4,910		54	236,472	2,994
SmallCap Value Fund II	183,147	2,459	50,155	566	4,814		53	228,488	2,972
		$109,599		$19,030			$2,313		$126,312

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$12			$—	$			1
Core Plus Bond Fund		12			—				—
Diversified International Fund		159			—				—
Diversified Real Asset Fund		25			—				—
Global Multi-Strategy Fund		21			—				45
Global Opportunities Fund		102			—				65
Global Real Estate Securities Fund		86			—				100
High Yield Fund I		31			—				—
International Emerging Markets Fund		24			—				—
LargeCap Growth Fund		12			—				411
LargeCap Growth Fund I		8			—				1,464
LargeCap S&P 500 Index Fund		264			—				114
LargeCap Value Fund		197			(1)				524
LargeCap Value Fund III		167			—				539
MidCap Growth Fund III		—			(1)				237
MidCap Value Fund III		61			—				117
Origin Emerging Markets Fund		21			—				—
Overseas Fund		195			(2)				196
SmallCap Growth Fund I		—			—				207
SmallCap Value Fund II		46			—				213
		$1,443			$(4)	$			4,233
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2015 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Bond Market Index Fund (a)	237,542	$2,599
Diversified International Fund (a)	67,660	717
Diversified Real Asset Fund (a)	41,459	416
Global Diversified Income Fund (a)	49,402	629
Inflation Protection Fund (a)	71,088	590
International Emerging Markets Fund (a)	5,586	105
International Small Company Fund (a)	15,542	142
LargeCap S&P 500 Index Fund (a)	138,330	1,870
MidCap S&P 400 Index Fund (a)	24,368	402
Origin Emerging Markets Fund (a)	13,052	98
Short-Term Income Fund (a)	54,299	657
SmallCap S&P 600 Index Fund (a)	10,064	204
		$8,429
TOTAL INVESTMENT COMPANIES		$8,429
Total Investments		$8,429
Liabilities in Excess of Other Assets, Net - (0.08)%		$(7)
TOTAL NET ASSETS - 100.00%		$8,422

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	45.66%
Domestic Equity Funds	29.40%
International Equity Funds	12.61%
Specialty Funds	12.41%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	205,271	$2,272	41,148	$447	8,877		$98	237,542	$2,621
Diversified International Fund	58,803	688	11,406	126	2,549		28	67,660	785
Diversified Real Asset Fund	36,012	406	7,124	75	1,677		18	41,459	462
Global Diversified Income Fund	42,662	582	8,634	113	1,894		24	49,402	670
Inflation Protection Fund	62,200	522	11,579	95	2,691		22	71,088	595
International Emerging Markets Fund	4,839	104	974	19	227		4	5,586	119
International Small Company Fund	13,503	132	2,639	25	600		6	15,542	151
LargeCap S&P 500 Index Fund	118,643	1,758	24,919	353	5,232		76	138,330	2,034
MidCap S&P 400 Index Fund	19,783	390	5,480	97	895		17	24,368	470
Origin Emerging Markets Fund	11,290	100	2,290	18	528		4	13,052	114
Short-Term Income Fund	47,688	581	8,659	105	2,048		25	54,299	661
SmallCap S&P 600 Index Fund	8,122	198	2,306	50	364		10	10,064	238
		$7,733		$1,523			$332		$8,920

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$43			$—	$			3
Diversified International Fund		10			(1)				—
Diversified Real Asset Fund		4			(1)				—
Global Diversified Income Fund		11			(1)				—
Inflation Protection Fund		4			—				—
International Emerging Markets Fund		1			—				—
International Small Company Fund		2			—				—
LargeCap S&P 500 Index Fund		32			(1)				14
MidCap S&P 400 Index Fund		5			—				23
Origin Emerging Markets Fund		1			—				—
Short-Term Income Fund		3			—				—
SmallCap S&P 600 Index Fund		3			—				13
		$119			$(4)	$			53
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2020 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	720,565	$7,883
Diversified International Fund (a)	278,441	2,951
Diversified Real Asset Fund (a)	122,007	1,224
Global Diversified Income Fund (a)	145,987	1,860
Global Real Estate Securities Fund (a)	82,678	699
Inflation Protection Fund (a)	143,433	1,191
International Emerging Markets Fund (a)	22,809	428
International Small Company Fund (a)	62,167	567
LargeCap S&P 500 Index Fund (a)	566,183	7,655
MidCap S&P 400 Index Fund (a)	99,819	1,647
Origin Emerging Markets Fund (a)	53,638	403
Short-Term Income Fund (a)	98,377	1,190
SmallCap S&P 600 Index Fund (a)	40,471	820
		$28,518
TOTAL INVESTMENT COMPANIES		$28,518
Total Investments		$28,518
Liabilities in Excess of Other Assets, Net - (0.01)%		$(1)
TOTAL NET ASSETS - 100.00%		$28,517

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	35.99%
Domestic Equity Funds	35.50%
International Equity Funds	17.71%
Specialty Funds	10.81%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	557,163	$6,172	177,530	$1,925	14,128		$155	720,565	$7,942
Diversified International Fund	216,575	2,521	67,397	743	5,531		61	278,441	3,202
Diversified Real Asset Fund	94,451	1,058	30,092	315	2,536		27	122,007	1,346
Global Diversified Income Fund	112,662	1,534	36,234	472	2,909		39	145,987	1,967
Global Real Estate Securities Fund	63,036	588	21,298	189	1,656		15	82,678	762
Inflation Protection Fund	112,381	941	33,880	279	2,828		23	143,433	1,197
International Emerging Markets Fund	17,565	376	5,724	112	480		10	22,809	478
International Small Company Fund	48,257	471	15,173	145	1,263		12	62,167	604
LargeCap S&P 500 Index Fund	433,817	6,429	143,679	2,025	11,313		161	566,183	8,292
MidCap S&P 400 Index Fund	72,272	1,423	29,509	517	1,962		36	99,819	1,904
Origin Emerging Markets Fund	41,231	364	13,543	108	1,136		9	53,638	463
Short-Term Income Fund	77,406	942	22,905	277	1,934		23	98,377	1,196
SmallCap S&P 600 Index Fund	29,130	705	12,127	261	786		17	40,471	949
		$23,524		$7,368			$588		$30,302

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$122			$—	$			8
Diversified International Fund		38			(1)				—
Diversified Real Asset Fund		10			—				—
Global Diversified Income Fund		31			—				—
Global Real Estate Securities Fund		9			—				11
Inflation Protection Fund		8			—				—
International Emerging Markets Fund		3			—				—
International Small Company Fund		6			—				—
LargeCap S&P 500 Index Fund		119			(1)				52
MidCap S&P 400 Index Fund		20			—				86
Origin Emerging Markets Fund		3			—				—
Short-Term Income Fund		6			—				—
SmallCap S&P 600 Index Fund		10			—				47
		$385			$(2)	$			204
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2025 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.15%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.15%
Bond Market Index Fund (a)	107,309	$1,174
Diversified International Fund (a)	53,526	567
Diversified Real Asset Fund (a)	19,425	195
Global Diversified Income Fund (a)	20,255	258
Global Real Estate Securities Fund (a)	16,308	138
Inflation Protection Fund (a)	18,120	150
International Emerging Markets Fund (a)	4,219	79
International Small Company Fund (a)	10,827	99
LargeCap S&P 500 Index Fund (a)	106,700	1,443
MidCap S&P 400 Index Fund (a)	18,895	312
Origin Emerging Markets Fund (a)	10,258	77
SmallCap S&P 600 Index Fund (a)	7,625	154
		$4,646
TOTAL INVESTMENT COMPANIES		$4,646
Total Investments		$4,646
Liabilities in Excess of Other Assets, Net - (0.15)%		$(7)
TOTAL NET ASSETS - 100.00%		$4,639

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	41.15%
Fixed Income Funds	28.55%
International Equity Funds	20.70%
Specialty Funds	9.75%
Liabilities in Excess of Other Assets, Net	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	58,637	$647	52,585	$571	3,913		$43	107,309	$1,175
Diversified International Fund	30,171	358	25,278	279	1,923		21	53,526	616
Diversified Real Asset Fund	10,455	121	9,717	102	747		8	19,425	215
Global Diversified Income Fund	11,069	153	9,927	129	741		9	20,255	273
Global Real Estate Securities Fund	8,860	83	8,055	72	607		6	16,308	149
Inflation Protection Fund	10,082	85	8,701	72	663		6	18,120	151
International Emerging Markets Fund	2,255	49	2,125	42	161		3	4,219	88
International Small Company Fund	5,572	54	5,698	55	443		4	10,827	105
LargeCap S&P 500 Index Fund	58,149	862	52,491	742	3,940		56	106,700	1,548
MidCap S&P 400 Index Fund	9,609	193	9,982	175	696		12	18,895	356
Origin Emerging Markets Fund	5,468	49	5,186	42	396		3	10,258	88
SmallCap S&P 600 Index Fund	3,863	96	4,038	87	276		8	7,625	175
		$2,750		$2,368			$179		$4,939

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$14			$—	$			1
Diversified International Fund		6			—				—
Diversified Real Asset Fund		1			—				—
Global Diversified Income Fund		4			—				—
Global Real Estate Securities Fund		1			—				2
Inflation Protection Fund		1			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		17			—				7
MidCap S&P 400 Index Fund		3			—				12
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		1			—				7
		$49			$—	$			29
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2030 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	538,615	$5,892
Diversified International Fund (a)	343,826	3,645
Diversified Real Asset Fund (a)	112,243	1,126
Global Diversified Income Fund (a)	88,497	1,127
Global Real Estate Securities Fund (a)	114,129	966
Inflation Protection Fund (a)	81,333	675
International Emerging Markets Fund (a)	28,007	525
International Small Company Fund (a)	78,133	713
LargeCap S&P 500 Index Fund (a)	706,950	9,558
MidCap S&P 400 Index Fund (a)	125,349	2,068
Origin Emerging Markets Fund (a)	66,208	498
SmallCap S&P 600 Index Fund (a)	51,199	1,037
		$27,830
TOTAL INVESTMENT COMPANIES		$27,830
Total Investments		$27,830
Other Assets in Excess of Liabilities, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$27,830

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	45.50%
Fixed Income Funds	23.60%
International Equity Funds	22.81%
Specialty Funds	8.09%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	452,654	$5,016	99,358	$1,076	13,397		$146	538,615	$5,946
Diversified International Fund	289,623	3,361	63,148	694	8,945		97	343,826	3,956
Diversified Real Asset Fund	94,753	1,057	20,503	214	3,013		30	112,243	1,240
Global Diversified Income Fund	74,253	1,009	16,504	214	2,260		29	88,497	1,194
Global Real Estate Securities Fund	94,649	882	22,437	199	2,957		26	114,129	1,054
Inflation Protection Fund	69,196	579	14,178	117	2,041		17	81,333	679
International Emerging Markets Fund	23,535	503	5,237	102	765		15	28,007	590
International Small Company Fund	66,091	649	14,084	134	2,042		19	78,133	764
LargeCap S&P 500 Index Fund	589,240	8,724	136,092	1,913	18,382		253	706,950	10,377
MidCap S&P 400 Index Fund	98,933	1,939	29,696	517	3,280		56	125,349	2,398
Origin Emerging Markets Fund	55,583	491	12,466	99	1,841		14	66,208	575
SmallCap S&P 600 Index Fund	40,149	970	12,380	265	1,330		29	51,199	1,205
		$25,180		$5,544			$731		$29,978

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$96			$—	$			6
Diversified International Fund		49			(2)				—
Diversified Real Asset Fund		10			(1)				—
Global Diversified Income Fund		20			—				—
Global Real Estate Securities Fund		13			(1)				15
Inflation Protection Fund		5			—				—
International Emerging Markets Fund		4			—				—
International Small Company Fund		8			—				—
LargeCap S&P 500 Index Fund		158			(7)				69
MidCap S&P 400 Index Fund		27			(2)				116
Origin Emerging Markets Fund		4			(1)				—
SmallCap S&P 600 Index Fund		14			(1)				64
		$408			$(15)	$			270
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2035 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.17%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.17%
Bond Market Index Fund (a)	72,789	$796
Diversified International Fund (a)	63,032	668
Diversified Real Asset Fund (a)	17,357	174
Global Real Estate Securities Fund (a)	21,589	183
High Yield Fund I (a)	10,236	92
Inflation Protection Fund (a)	8,679	72
International Emerging Markets Fund (a)	4,931	93
International Small Company Fund (a)	13,179	120
LargeCap S&P 500 Index Fund (a)	127,098	1,718
MidCap S&P 400 Index Fund (a)	22,234	367
Origin Emerging Markets Fund (a)	11,978	90
SmallCap S&P 600 Index Fund (a)	9,054	183
		$4,556
TOTAL INVESTMENT COMPANIES		$4,556
Total Investments		$4,556
Liabilities in Excess of Other Assets, Net - (0.17)%		$(8)
TOTAL NET ASSETS - 100.00%		$4,548

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.87%
International Equity Funds	25.36%
Fixed Income Funds	21.11%
Specialty Funds	3.83%
Liabilities in Excess of Other Assets, Net	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	47,721	$526	27,168	$295	2,100		$23	72,789	$798
Diversified International Fund	42,027	499	22,751	251	1,746		19	63,032	731
Diversified Real Asset Fund	11,297	130	6,572	69	512		5	17,357	194
Global Real Estate Securities Fund	14,083	131	8,125	72	619		6	21,589	197
High Yield Fund I	6,706	66	3,821	35	291		3	10,236	98
Inflation Protection Fund	5,798	49	3,131	26	250		2	8,679	73
International Emerging Markets Fund	3,184	70	1,889	37	142		3	4,931	104
International Small Company Fund	8,436	83	5,150	49	407		4	13,179	128
LargeCap S&P 500 Index Fund	83,161	1,230	47,480	671	3,543		52	127,098	1,849
MidCap S&P 400 Index Fund	13,634	272	9,200	162	600		11	22,234	423
Origin Emerging Markets Fund	7,715	70	4,607	37	344		3	11,978	104
SmallCap S&P 600 Index Fund	5,528	137	3,766	81	240		7	9,054	211
		$3,263		$1,785			$138		$4,910

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$11			$—	$			1
Diversified International Fund		7			—				—
Diversified Real Asset Fund		1			—				—
Global Real Estate Securities Fund		2			—				2
High Yield Fund I		1			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		1			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		23			—				10
MidCap S&P 400 Index Fund		4			—				17
Origin Emerging Markets Fund		1			—				—
SmallCap S&P 600 Index Fund		2			—				9
		$54			$—	$			39
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2040 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond Market Index Fund (a)	177,358	$1,940
Diversified International Fund (a)	213,737	2,266
Diversified Real Asset Fund (a)	49,963	501
Global Real Estate Securities Fund (a)	78,350	663
High Yield Fund I (a)	33,101	297
Inflation Protection Fund (a)	18,893	157
International Emerging Markets Fund (a)	17,200	322
International Small Company Fund (a)	47,467	433
LargeCap S&P 500 Index Fund (a)	438,456	5,928
MidCap S&P 400 Index Fund (a)	77,698	1,282
Origin Emerging Markets Fund (a)	41,725	314
SmallCap S&P 600 Index Fund (a)	31,568	639
		$14,742
TOTAL INVESTMENT COMPANIES		$14,742
Total Investments		$14,742
Liabilities in Excess of Other Assets, Net - (0.02)%		$(3)
TOTAL NET ASSETS - 100.00%		$14,739

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.26%
International Equity Funds	27.13%
Fixed Income Funds	16.23%
Specialty Funds	3.40%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	150,136	$1,664	31,081	$337	3,859		$42	177,358	$1,959
Diversified International Fund	181,395	2,106	37,041	409	4,699		54	213,737	2,461
Diversified Real Asset Fund	42,498	474	8,620	90	1,155		12	49,963	552
Global Real Estate Securities Fund	65,408	610	14,663	130	1,721		15	78,350	725
High Yield Fund I	28,033	272	5,814	53	746		7	33,101	318
Inflation Protection Fund	16,196	136	3,113	26	416		4	18,893	158
International Emerging Markets Fund	14,576	311	3,018	59	394		8	17,200	362
International Small Company Fund	40,326	394	8,206	79	1,065		10	47,467	463
LargeCap S&P 500 Index Fund	368,025	5,451	79,963	1,130	9,532		138	438,456	6,443
MidCap S&P 400 Index Fund	61,759	1,213	17,596	310	1,657		32	77,698	1,491
Origin Emerging Markets Fund	35,319	311	7,359	59	953		8	41,725	362
SmallCap S&P 600 Index Fund	24,940	603	7,292	158	664		16	31,568	745
		$13,545		$2,840			$346		$16,039

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$32			$—	$			2
Diversified International Fund		31			—				—
Diversified Real Asset Fund		4			—				—
Global Real Estate Securities Fund		9			—				11
High Yield Fund I		4			—				—
Inflation Protection Fund		1			—				—
International Emerging Markets Fund		3			—				—
International Small Company Fund		5			—				—
LargeCap S&P 500 Index Fund		99			—				44
MidCap S&P 400 Index Fund		17			—				73
Origin Emerging Markets Fund		3			—				—
SmallCap S&P 600 Index Fund		9			—				40
		$217			$—	$			170
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2045 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.29%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.29%
Bond Market Index Fund (a)	21,808	$239
Diversified International Fund (a)	36,829	390
Diversified Real Asset Fund (a)	8,011	80
Global Real Estate Securities Fund (a)	14,284	121
High Yield Fund I (a)	5,420	49
International Emerging Markets Fund (a)	2,900	54
International Small Company Fund (a)	7,034	64
LargeCap S&P 500 Index Fund (a)	75,216	1,017
MidCap S&P 400 Index Fund (a)	13,155	217
Origin Emerging Markets Fund (a)	7,043	53
SmallCap S&P 600 Index Fund (a)	5,337	108
		$2,392
TOTAL INVESTMENT COMPANIES		$2,392
Total Investments		$2,392
Liabilities in Excess of Other Assets, Net - (0.29)%		$(7)
TOTAL NET ASSETS - 100.00%		$2,385

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.27%
International Equity Funds	28.63%
Fixed Income Funds	12.04%
Specialty Funds	3.35%
Liabilities in Excess of Other Assets, Net	(0.29)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales		2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	16,126	$178	6,136	$67	454		$5	21,808	$240
Diversified International Fund	27,271	325	10,339	115	781		9	36,829	431
Diversified Real Asset Fund	5,859	68	2,336	25	184		3	8,011	90
Global Real Estate Securities Fund	10,380	97	4,206	38	302		3	14,284	132
High Yield Fund I	3,983	39	1,557	14	120		1	5,420	52
International Emerging Markets Fund	2,119	46	846	17	65		1	2,900	62
International Small Company Fund	4,870	47	2,344	22	180		1	7,034	68
LargeCap S&P 500 Index Fund	54,998	815	21,802	311	1,584		23	75,216	1,103
MidCap S&P 400 Index Fund	9,040	182	4,390	78	275		5	13,155	255
Origin Emerging Markets Fund	5,141	46	2,061	17	159		1	7,043	62
SmallCap S&P 600 Index Fund	3,657	90	1,790	39	110		2	5,337	127
		$1,933		$743			$54		$2,622

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$4			$—	$			—
Diversified International Fund		5			—				—
Diversified Real Asset Fund		1			—				—
Global Real Estate Securities Fund		2			—				2
High Yield Fund I		1			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		1			—				—
LargeCap S&P 500 Index Fund		15			—				7
MidCap S&P 400 Index Fund		3			—				12
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		1			—				6
		$33			$—	$			27
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2050 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Bond Market Index Fund (a)	50,306	$550
Diversified International Fund (a)	124,209	1,317
Diversified Real Asset Fund (a)	22,934	230
Global Real Estate Securities Fund (a)	46,664	395
High Yield Fund I (a)	17,722	159
International Emerging Markets Fund (a)	9,993	187
International Small Company Fund (a)	27,763	253
LargeCap S&P 500 Index Fund (a)	256,088	3,462
MidCap S&P 400 Index Fund (a)	45,360	749
Origin Emerging Markets Fund (a)	24,230	182
SmallCap S&P 600 Index Fund (a)	18,430	374
		$7,858
TOTAL INVESTMENT COMPANIES		$7,858
Total Investments		$7,858
Liabilities in Excess of Other Assets, Net - (0.08)%		$(6)
TOTAL NET ASSETS - 100.00%		$7,852

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.39%
International Equity Funds	29.73%
Fixed Income Funds	9.03%
Specialty Funds	2.93%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	44,407	$492	6,507	$71	608		$7	50,306	$556
Diversified International Fund	109,978	1,276	15,792	175	1,561		18	124,209	1,433
Diversified Real Asset Fund	20,361	227	2,868	30	295		3	22,934	254
Global Real Estate Securities Fund	40,634	379	6,612	59	582		6	46,664	432
High Yield Fund I	15,665	152	2,278	21	221		2	17,722	171
International Emerging Markets Fund	8,855	189	1,268	25	130		2	9,993	212
International Small Company Fund	24,607	241	3,515	34	359		4	27,763	271
LargeCap S&P 500 Index Fund	224,278	3,319	34,990	495	3,180		45	256,088	3,769
MidCap S&P 400 Index Fund	37,647	738	8,270	146	557		10	45,360	874
Origin Emerging Markets Fund	21,455	189	3,091	25	316		2	24,230	212
SmallCap S&P 600 Index Fund	15,205	368	3,449	75	224		6	18,430	437
		$7,570		$1,156			$105		$8,621

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$10			$—	$			1
Diversified International Fund		19			—				—
Diversified Real Asset Fund		2			—				—
Global Real Estate Securities Fund		6			—				7
High Yield Fund I		2			—				—
International Emerging Markets Fund		2			—				—
International Small Company Fund		3			—				—
LargeCap S&P 500 Index Fund		61			—				27
MidCap S&P 400 Index Fund		10			—				44
Origin Emerging Markets Fund		2			—				—
SmallCap S&P 600 Index Fund		5			—				24
		$122			$—	$			103
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2055 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.30%	Shares Held	Value

Principal Funds, Inc. Institutional Class - 100.30%
Bond Market Index Fund (a)	2,085	$22,806
Diversified International Fund (a)	7,392	78,358
Diversified Real Asset Fund (a)	1,122	11,257
Global Real Estate Securities Fund (a)	2,802	23,707
High Yield Fund I (a)	1,061	9,516
International Emerging Markets Fund (a)	616	11,548
International Small Company Fund (a)	1,641	14,967
LargeCap S&P 500 Index Fund (a)	15,809	213,733
MidCap S&P 400 Index Fund (a)	2,889	47,668
Origin Emerging Markets Fund (a)	1,467	11,035
SmallCap S&P 600 Index Fund (a)	1,127	22,835
		$467,430
TOTAL INVESTMENT COMPANIES		$467,430
Total Investments		$467,430
Liabilities in Excess of Other Assets, Net - (0.30)%		$(1,378)
TOTAL NET ASSETS - 100.00%		$466,052

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.99%
International Equity Funds	29.96%
Fixed Income Funds	6.93%
Specialty Funds	2.42%
Liabilities in Excess of Other Assets, Net	(0.30)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	1,496	$16,525	755	$8,236	166	$1,837	2,085	$22,924
Diversified International Fund	5,267	62,595	2,733	30,359	608	6,860	7,392	86,077
Diversified Real Asset Fund	793	9,176	426	4,463	97	1,021	1,122	12,598
Global Real Estate Securities Fund	1,974	18,339	1,053	9,383	225	2,041	2,802	25,675
High Yield Fund I	755	7,435	394	3,617	88	817	1,061	10,218
International Emerging Markets Fund	435	9,542	234	4,633	53	1,061	616	13,095
International Small Company Fund	1,148	11,122	636	6,099	143	1,387	1,641	15,832
LargeCap S&P 500 Index Fund	11,203	165,498	5,867	83,605	1,261	18,436	15,809	230,666
MidCap S&P 400 Index Fund	1,922	38,540	1,192	21,320	225	4,288	2,889	55,547
Origin Emerging Markets Fund	1,033	9,368	559	4,545	125	1,042	1,467	12,856
SmallCap S&P 600 Index Fund	748	18,369	466	10,281	87	2,042	1,127	26,606
		$366,509		$186,541		$40,832		$512,094

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$343			$—			$22
Diversified International Fund		972			(17)			—
Diversified Real Asset Fund		90			(20)			—
Global Real Estate Securities Fund		295			(6)			342
High Yield Fund I		118			(17)			—
International Emerging Markets Fund		85			(19)			—
International Small Company Fund		152			(2)			—
LargeCap S&P 500 Index Fund		3,233			(1)			1,394
MidCap S&P 400 Index Fund		560			(25)			2,392
Origin Emerging Markets Fund		85			(15)			—
SmallCap S&P 600 Index Fund		276			(2)			1,259
		$6,209			$(124)			$5,409
Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2060 Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.68%	Shares Held	Value

Principal Funds, Inc. Institutional Class - 100.68%
Bond Market Index Fund (a)	857	$9,380
Diversified International Fund (a)	3,086	32,711
Diversified Real Asset Fund (a)	477	4,780
Global Real Estate Securities Fund (a)	1,155	9,768
High Yield Fund I (a)	441	3,955
International Emerging Markets Fund (a)	260	4,869
International Small Company Fund (a)	717	6,538
LargeCap S&P 500 Index Fund (a)	6,549	88,546
MidCap S&P 400 Index Fund (a)	1,218	20,091
Origin Emerging Markets Fund (a)	618	4,648
SmallCap S&P 600 Index Fund (a)	472	9,571
		$194,857
TOTAL INVESTMENT COMPANIES		$194,857
Total Investments		$194,857
Liabilities in Excess of Other Assets, Net - (0.68)%		$(1,315)
TOTAL NET ASSETS - 100.00%		$193,542

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.07%
International Equity Funds	30.25%
Fixed Income Funds	6.89%
Specialty Funds	2.47%
Liabilities in Excess of Other Assets, Net	(0.68)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	566	$6,279	315	$3,416	24		$263	857	$9,432
Diversified International Fund	2,038	23,460	1,134	12,624	86		983	3,086	35,099
Diversified Real Asset Fund	313	3,494	178	1,858	14		146	477	5,204
Global Real Estate Securities Fund	752	6,926	436	3,884	33		292	1,155	10,519
High Yield Fund I	289	2,805	165	1,505	13		117	441	4,193
International Emerging Markets Fund	170	3,618	98	1,929	8		152	260	5,394
International Small Company Fund	474	4,627	264	2,541	21		199	717	6,969
LargeCap S&P 500 Index Fund	4,291	62,747	2,441	34,656	183		2,639	6,549	94,755
MidCap S&P 400 Index Fund	752	14,639	499	8,786	33		613	1,218	22,803
Origin Emerging Markets Fund	403	3,556	233	1,893	18		149	618	5,297
SmallCap S&P 600 Index Fund	291	6,985	195	4,230	14		292	472	10,920
		$139,136		$77,322			$5,845		$210,585

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$125			$—	$			8
Diversified International Fund		368			(2)				—
Diversified Real Asset Fund		35			(2)				—
Global Real Estate Securities Fund		110			1				127
High Yield Fund I		46			—				—
International Emerging Markets Fund		33			(1)				—
International Small Company Fund		61			—				—
LargeCap S&P 500 Index Fund		1,198			(9)				522
MidCap S&P 400 Index Fund		212			(9)				915
Origin Emerging Markets Fund		32			(3)				—
SmallCap S&P 600 Index Fund		104			(3)				479
		$2,324			$(28)	$			2,051
Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid Income Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.22%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.22%
Bond Market Index Fund (a)	113,807	$1,245
Diversified International Fund (a)	11,595	123
Diversified Real Asset Fund (a)	8,781	88
Global Diversified Income Fund (a)	23,042	293
Inflation Protection Fund (a)	46,529	386
International Emerging Markets Fund (a)	921	17
International Small Company Fund (a)	2,595	24
LargeCap S&P 500 Index Fund (a)	23,575	319
MidCap S&P 400 Index Fund (a)	4,187	69
Origin Emerging Markets Fund (a)	2,233	17
Short-Term Income Fund (a)	45,173	547
SmallCap S&P 600 Index Fund (a)	1,601	32
		$3,160
TOTAL INVESTMENT COMPANIES		$3,160
Total Investments		$3,160
Liabilities in Excess of Other Assets, Net - (0.22)%		$(7)
TOTAL NET ASSETS - 100.00%		$3,153

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	69.05%
Domestic Equity Funds	13.33%
Specialty Funds	12.11%
International Equity Funds	5.73%
Liabilities in Excess of Other Assets, Net	(0.22)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2016 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales		Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	97,630	$1,082	20,390	$221	4,213		$45	113,807	$1,258
Diversified International Fund	10,002	116	2,026	22	433		4	11,595	134
Diversified Real Asset Fund	7,570	84	1,554	16	343		3	8,781	97
Global Diversified Income Fund	19,738	268	4,171	54	867		11	23,042	311
Inflation Protection Fund	40,402	338	7,860	65	1,733		15	46,529	388
International Emerging Markets Fund	792	17	166	3	37		1	921	19
International Small Company Fund	2,236	22	460	4	101		1	2,595	25
LargeCap S&P 500 Index Fund	20,059	297	4,409	62	893		12	23,575	347
MidCap S&P 400 Index Fund	3,375	66	971	17	159		3	4,187	80
Origin Emerging Markets Fund	1,917	17	405	3	89		1	2,233	19
Short-Term Income Fund	39,354	479	7,495	91	1,676		21	45,173	549
SmallCap S&P 600 Index Fund	1,283	31	379	8	61		1	1,601	38
		$2,817		$566			$118		$3,265

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$22			$—	$			1
Diversified International Fund		2			—				—
Diversified Real Asset Fund		1			—				—
Global Diversified Income Fund		5			—				—
Inflation Protection Fund		3			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		5			—				2
MidCap S&P 400 Index Fund		1			—				5
Origin Emerging Markets Fund		—			—				—
Short-Term Income Fund		3			—				—
SmallCap S&P 600 Index Fund		—			—				2
		$42			$—	$			10
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	696,041	$10,357
Bond Market Index Fund (a)	6,007,531	65,722
Core Plus Bond Fund (a)	17,049,378	182,258
Diversified International Fund (a)	1,261,324	13,370
Diversified Real Asset Fund (a)	1,773,456	17,788
Equity Income Fund (a)	1,022,613	24,696
Global Diversified Income Fund (a)	4,935,859	62,883
Global Multi-Strategy Fund (a)	2,632,466	27,588
Global Opportunities Fund (a)	556,628	6,067
Inflation Protection Fund (a)	9,671,676	80,275
International Emerging Markets Fund (a)	171,107	3,208
LargeCap Growth Fund I (a)	1,075,627	11,811
LargeCap S&P 500 Index Fund (a)	1,121,276	15,160
MidCap Fund (a)	748,247	14,501
Origin Emerging Markets Fund (a)	304,956	2,293
Overseas Fund (a)	1,490,084	13,232
Short-Term Income Fund (a)	9,789,227	118,450
SmallCap Growth Fund I (a),(b)	463,611	4,525
SmallCap Value Fund II (a)	466,132	4,787
		$678,971
TOTAL INVESTMENT COMPANIES		$678,971
Total Investments		$678,971
Liabilities in Excess of Other Assets, Net - (0.01)%		$(94)
TOTAL NET ASSETS - 100.00%		$678,877

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		65.80%
Specialty Funds		15.94%
Domestic Equity Funds		12.65%
International Equity Funds		5.62%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	707,807	$11,163	29,792	$457	41,558	$647	696,041	$10,971
Bond Market Index Fund	6,094,487	67,951	217,246	2,362	304,202	3,324	6,007,531	66,977
Core Plus Bond Fund	17,567,841	191,117	362,681	3,877	881,144	9,418	17,049,378	185,566
Diversified International Fund	1,293,787	16,118	42,584	466	75,047	830	1,261,324	15,807
Diversified Real Asset Fund	1,828,644	18,939	50,956	521	106,144	1,108	1,773,456	18,360
Equity Income Fund	1,051,542	19,830	22,969	560	51,898	1,293	1,022,613	19,297
Global Diversified Income Fund	5,024,571	59,147	179,244	2,323	267,956	3,507	4,935,859	57,989
Global Multi-Strategy Fund	2,649,468	27,817	120,798	1,284	137,800	1,476	2,632,466	27,618
Global Opportunities Fund	566,428	6,126	22,459	255	32,259	368	556,628	6,016
Inflation Protection Fund	9,964,504	86,021	243,943	2,008	536,771	4,431	9,671,676	83,592
International Emerging Markets Fund	177,231	4,273	5,106	98	11,230	221	171,107	4,150
LargeCap Growth Fund I	989,595	7,293	138,643	1,651	52,611	647	1,075,627	8,386
LargeCap S&P 500 Index Fund	1,144,458	10,962	54,873	766	78,055	1,108	1,121,276	10,728
MidCap Fund	728,911	10,674	57,940	1,190	38,604	812	748,247	11,150
Origin Emerging Markets Fund	319,226	3,217	10,860	85	25,130	203	304,956	3,072
Overseas Fund	1,493,099	13,814	86,593	815	89,608	850	1,490,084	13,780
Short-Term Income Fund	10,093,644	121,537	214,075	2,591	518,492	6,278	9,789,227	117,851
SmallCap Growth Fund I	436,335	3,827	45,492	495	18,216	202	463,611	4,122
SmallCap Value Fund II	427,404	3,481	56,413	625	17,685	204	466,132	3,902
		$683,307		$22,429		$36,927		$669,334

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$54			$(2)			$207
Bond Market Index Fund		1,274			(12)			82
Core Plus Bond Fund		1,027			(10)			—
Diversified International Fund		215			53			—
Diversified Real Asset Fund		186			8			—
Equity Income Fund		169			200			—
Global Diversified Income Fund		1,262			26			—
Global Multi-Strategy Fund		257			(7)			580
Global Opportunities Fund		87			3			57
Inflation Protection Fund		667			(6)			—
International Emerging Markets Fund		31			—			—
LargeCap Growth Fund I		8			89			1,446
LargeCap S&P 500 Index Fund		300			108			131
MidCap Fund		20			98			924
Origin Emerging Markets Fund		23			(27)			—
Overseas Fund		275			1			283
Short-Term Income Fund		692			1			—
SmallCap Growth Fund I		—			2			434
SmallCap Value Fund II		100			—			463
		$6,647			$525			$4,607
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Real Estate Securities Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 97.52%	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
				Sector	Percent
Lodging - 0.70%				Financial	96.72%
Hilton Worldwide Holdings Inc	931,146	$16,584		Exchange Traded Funds	2.76%
				Consumer, Cyclical	0.70%
Real Estate - 0.51%				Technology	0.10%
CBRE Group Inc (a)	424,840	11,883		Liabilities in Excess of Other Assets, Net	(0.28)%
				TOTAL NET ASSETS	100.00%

REITS - 96.21%
Alexandria Real Estate Equities Inc	484,865	38,392
American Tower Corp	380,695	35,915
Apartment Investment & Management Co	1,377,290	53,921
AvalonBay Communities Inc	671,650	115,181
Boston Properties Inc	886,499	103,020
Crown Castle International Corp	387,650	33,415
CubeSmart	1,839,851	57,569
DDR Corp	1,468,398	25,124
Duke Realty Corp	1,964,576	39,547
Education Realty Trust Inc	769,580	30,075
EPR Properties	682,209	40,898
Equinix Inc	379,715	117,928
Equity One Inc	1,653,589	45,838
Equity Residential	1,724,180	132,917
Essex Property Trust Inc	554,483	118,166
Extra Space Storage Inc	321,791	29,183
Federal Realty Investment Trust	299,768	45,214
First Industrial Realty Trust Inc	2,195,171	45,199
General Growth Properties Inc	3,702,869	103,828
GEO Group Inc/The	127,798	3,780
Host Hotels & Resorts Inc	1,788,778	24,775
Hudson Pacific Properties Inc	669,252	17,006
Kilroy Realty Corp	381,448	21,312
Kimco Realty Corp	200,987	5,465
Pebblebrook Hotel Trust	1,425,424	34,809
Physicians Realty Trust	1,056,550	18,035
Prologis Inc	2,518,022	99,386
Public Storage	647,400	164,155
Regency Centers Corp	196,269	14,208
Saul Centers Inc	369,833	18,813
Simon Property Group Inc	1,485,049	276,635
SL Green Realty Corp	741,734	71,659
Spirit Realty Capital Inc	2,784,675	29,183
STORE Capital Corp	909,355	22,543
Sun Communities Inc	593,033	39,490
Sunstone Hotel Investors Inc	2,787,190	33,112
Tanger Factory Outlet Centers Inc	147,236	4,710
Ventas Inc	528,245	29,223
VEREIT Inc	618,430	4,768
Vornado Realty Trust	308,572	27,296
Welltower Inc	1,631,939	101,539
		$2,273,232

Software - 0.10%
InterXion Holding NV (a)	73,240	2,300

TOTAL COMMON STOCKS		$2,303,999
INVESTMENT COMPANIES - 2.76%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 2.76%
BlackRock Liquidity Funds FedFund Portfolio	65,308,939	65,309

TOTAL INVESTMENT COMPANIES		$65,309
Total Investments		$2,369,308
Liabilities in Excess of Other Assets, Net - (0.28)%			$(6,512)
TOTAL NET ASSETS - 100.00%		$2,362,796

(a) Non-Income Producing Security

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Blue Chip Fund (a)	14,061,802	$209,240
Diversified International Fund (a)	37,251,370	394,864
EDGE MidCap Fund (a)	6,473,275	64,280
Equity Income Fund (a)	19,944,192	481,652
Global Diversified Income Fund (a)	7,211,813	91,878
Global Multi-Strategy Fund (a)	34,188,413	358,295
Global Real Estate Securities Fund (a)	10,874,682	92,000
Government & High Quality Bond Fund (a)	32,438,423	354,876
High Yield Fund (a)	17,104,924	113,064
Income Fund (a)	72,363,879	673,708
Inflation Protection Fund (a)	10,237,897	84,974
International Emerging Markets Fund (a)	4,164,393	78,082
LargeCap Growth Fund (a)	43,186,103	407,245
LargeCap Value Fund (a)	24,264,149	261,082
MidCap Fund (a)	14,007,427	271,464
MidCap Value Fund I (a)	7,109,811	82,189
Preferred Securities Fund (a)	1,996,421	20,004
Principal Capital Appreciation Fund (a)	2,924,623	156,877
Short-Term Income Fund (a)	17,352,167	209,961
SmallCap Growth Fund I (a),(b)	378,259	3,692
SmallCap Value Fund II (a)	2,944,282	30,238
Small-MidCap Dividend Income Fund (a)	11,269,296	135,908
		$4,575,573
TOTAL INVESTMENT COMPANIES		$4,575,573
Total Investments		$4,575,573
Liabilities in Excess of Other Assets, Net - (0.08)%		$(3,591)
TOTAL NET ASSETS - 100.00%		$4,571,982

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46.02%
Fixed Income Funds	31.85%
International Equity Funds	12.36%
Specialty Funds	9.85%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	14,009,512	$195,994	359,329	$5,617	307,039	$4,821	14,061,802	$196,767
Diversified International Fund	36,812,849	371,867	782,667	8,809	344,146	3,817	37,251,370	376,484
EDGE MidCap Fund	6,304,643	63,066	168,632	1,732	—	—	6,473,275	64,798
Equity Income Fund	20,151,026	300,512	180,232	4,550	387,066	9,730	19,944,192	296,187
Global Diversified Income Fund	7,163,129	97,283	181,776	2,372	133,092	1,736	7,211,813	97,775
Global Multi-Strategy Fund	33,503,805	358,983	1,141,667	12,187	457,059	4,892	34,188,413	366,056
Global Real Estate Securities Fund	10,803,107	94,563	354,995	3,192	283,420	2,564	10,874,682	95,019
Government & High Quality Bond	33,048,958	348,336	350,438	3,807	960,973	10,447	32,438,423	341,730
Fund
High Yield Fund	16,952,486	121,471	401,210	2,717	248,772	1,682	17,104,924	122,268
Income Fund	72,978,319	677,247	985,202	9,206	1,599,642	14,962	72,363,879	670,743
Inflation Protection Fund	10,237,466	87,583	149,944	1,235	149,513	1,233	10,237,897	87,531
International Emerging Markets Fund	4,083,751	87,721	80,642	1,636	—	—	4,164,393	89,357
LargeCap Growth Fund	39,587,854	291,474	4,369,912	45,088	771,663	8,118	43,186,103	327,423
LargeCap Value Fund	22,475,681	245,132	2,250,771	26,181	462,303	5,466	24,264,149	265,407
MidCap Fund	13,257,768	214,378	912,615	18,971	162,956	3,280	14,007,427	229,677
MidCap Value Fund I	6,350,977	93,353	758,834	9,442	—	—	7,109,811	102,795
Preferred Securities Fund	2,010,544	12,806	44,680	450	58,803	592	1,996,421	12,650
Principal Capital Appreciation Fund	2,776,322	76,624	174,911	9,973	26,610	1,492	2,924,623	85,035
Short-Term Income Fund	17,735,949	212,984	130,775	1,583	514,557	6,226	17,352,167	208,263
SmallCap Growth Fund I	346,424	3,508	31,835	349	—	—	378,259	3,857
SmallCap Value Fund II	2,628,505	26,299	315,777	3,511	—	—	2,944,282	29,810
Small-MidCap Dividend Income Fund	10,912,791	122,666	393,072	5,001	36,567	483	11,269,296	127,154
		$4,103,850		$177,609		$81,541		$4,196,786

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,076			$(23)			$4,149
Diversified International Fund		6,249			(375)			—
EDGE MidCap Fund		258			—			—
Equity Income Fund		3,263			855			—
Global Diversified Income Fund		1,829			(144)			—
Global Multi-Strategy Fund		3,303			(222)			7,448
Global Real Estate Securities Fund		1,455			(172)			1,729
Government & High Quality Bond Fund		3,320			34			—
High Yield Fund		2,164			(238)			—
Income Fund		7,178			(748)			—
Inflation Protection Fund		700			(54)			—
International Emerging Markets Fund		744			—			—
LargeCap Growth Fund		1,215			(1,021)			42,399
LargeCap Value Fund		6,966			(440)			18,640
MidCap Fund		373			(392)			17,139
MidCap Value Fund I		2,737			—			6,169
Preferred Securities Fund		273			(14)			177
Principal Capital Appreciation Fund		2,522			(70)			6,540
Short-Term Income Fund		1,226			(78)			—
SmallCap Growth Fund I		—			—			349
SmallCap Value Fund II		623			—			2,888
Small-MidCap Dividend Income Fund		1,423			(30)			2,802
		$48,897			$(3,132)			$110,429
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.05%
Blue Chip Fund (a)	3,080,158	$45,833
Core Plus Bond Fund (a)	2,936,268	31,389
Diversified International Fund (a)	9,165,884	97,158
EDGE MidCap Fund (a)	1,668,912	16,572
Equity Income Fund (a)	4,519,154	109,138
Global Diversified Income Fund (a)	4,349,432	55,412
Global Multi-Strategy Fund (a)	8,263,262	86,599
Global Real Estate Securities Fund (a)	2,715,228	22,971
Government & High Quality Bond Fund (a)	19,201,388	210,063
High Yield Fund (a)	12,228,248	80,829
Income Fund (a)	38,030,082	354,060
Inflation Protection Fund (a)	4,990,218	41,419
International Emerging Markets Fund (a)	1,015,382	19,038
LargeCap Growth Fund (a)	11,286,060	106,427
LargeCap Value Fund (a)	5,993,147	64,486
MidCap Fund (a)	2,887,826	55,966
MidCap Value Fund I (a)	2,475,582	28,618
Preferred Securities Fund (a)	835,606	8,373
Principal Capital Appreciation Fund (a)	771,085	41,361
Short-Term Income Fund (a)	10,341,739	125,135
SmallCap Growth Fund I (a),(b)	151,608	1,480
SmallCap Value Fund II (a)	578,609	5,942
Small-MidCap Dividend Income Fund (a)	2,684,800	32,379
		$1,640,648
TOTAL INVESTMENT COMPANIES		$1,640,648
Total Investments		$1,640,648
Liabilities in Excess of Other Assets, Net - (0.05)%		$(846)
TOTAL NET ASSETS - 100.00%		$1,639,802

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		51.91%
Domestic Equity Funds		30.99%
Specialty Funds		8.66%
International Equity Funds		8.49%
Liabilities in Excess of Other Assets, Net		(0.05)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	2,942,144	$40,516	197,261	$2,972	59,247	$924	3,080,158	$42,539
Core Plus Bond Fund	2,969,703	32,558	37,370	398	70,805	756	2,936,268	32,179
Diversified International Fund	8,606,876	86,541	598,632	6,509	39,624	456	9,165,884	92,568
EDGE MidCap Fund	1,477,312	14,789	191,600	1,904	—	—	1,668,912	16,693
Equity Income Fund	4,329,157	66,382	250,383	6,029	60,386	1,520	4,519,154	70,869
Global Diversified Income Fund	4,050,773	55,561	324,129	4,177	25,470	335	4,349,432	59,370
Global Multi-Strategy Fund	8,032,405	86,140	350,142	3,751	119,285	1,267	8,263,262	88,555
Global Real Estate Securities Fund	2,581,450	21,873	168,307	1,473	34,529	317	2,715,228	23,016
Government & High Quality Bond	19,080,448	204,882	569,489	6,200	448,549	4,876	19,201,388	206,157
Fund
High Yield Fund	11,468,536	84,090	831,355	5,550	71,643	489	12,228,248	89,081
Income Fund	37,589,713	353,891	1,171,261	10,930	730,892	6,826	38,030,082	357,634
Inflation Protection Fund	4,981,570	42,694	110,852	913	102,204	841	4,990,218	42,728
International Emerging Markets Fund	974,768	20,064	40,614	829	—	—	1,015,382	20,893
LargeCap Growth Fund	9,946,846	81,996	1,496,568	15,121	157,354	1,652	11,286,060	95,248
LargeCap Value Fund	5,356,033	57,017	743,366	8,428	106,252	1,269	5,993,147	64,101
MidCap Fund	2,735,873	45,772	211,330	4,428	59,377	1,167	2,887,826	48,860
MidCap Value Fund I	2,190,714	32,890	302,368	3,797	17,500	197	2,475,582	36,396
Preferred Securities Fund	829,375	5,404	18,407	186	12,176	125	835,606	5,464
Principal Capital Appreciation Fund	721,736	21,250	68,224	3,793	18,875	1,076	771,085	24,082
Short-Term Income Fund	10,364,304	124,461	238,369	2,884	260,934	3,157	10,341,739	124,142
SmallCap Growth Fund I	138,848	1,408	12,760	140	—	—	151,608	1,548
SmallCap Value Fund II	516,553	5,141	62,056	689	—	—	578,609	5,830
Small-MidCap Dividend Income Fund	2,523,492	28,444	164,975	2,063	3,667	49	2,684,800	30,455
		$1,513,764		$93,164		$27,299		$1,578,408

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$228			$(25)			$876
Core Plus Bond Fund		176			(21)			—
Diversified International Fund		1,472			(26)			—
EDGE MidCap Fund		61			—			—
Equity Income Fund		705			(22)			—
Global Diversified Income Fund		1,056			(33)			—
Global Multi-Strategy Fund		798			(69)			1,800
Global Real Estate Securities Fund		350			(13)			415
Government & High Quality Bond Fund		1,935			(49)			—
High Yield Fund		1,482			(70)			—
Income Fund		3,725			(361)			—
Inflation Protection Fund		341			(38)			—
International Emerging Markets Fund		179			—			—
LargeCap Growth Fund		307			(217)			10,697
LargeCap Value Fund		1,658			(75)			4,430
MidCap Fund		78			(173)			3,563
MidCap Value Fund I		951			(94)			2,145
Preferred Securities Fund		113			(1)			73
Principal Capital Appreciation Fund		649			115			1,682
Short-Term Income Fund		722			(46)			—
SmallCap Growth Fund I		—			—			140
SmallCap Value Fund II		122			—			568
Small-MidCap Dividend Income Fund		331			(3)			652
		$17,439			$(1,221)			$27,041
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Growth Portfolio
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Blue Chip Fund (a)	11,497,002	$171,075
Diversified International Fund (a)	31,209,588	330,822
Diversified Real Asset Fund (a)	9,496,350	95,248
EDGE MidCap Fund (a)	5,526,147	54,875
Equity Income Fund (a)	13,496,835	325,949
Global Multi-Strategy Fund (a)	28,561,970	299,329
Global Real Estate Securities Fund (a)	8,817,934	74,600
Government & High Quality Bond Fund (a)	6,929,730	75,811
High Yield Fund (a)	2,766,331	18,285
Income Fund (a)	17,282,202	160,897
LargeCap Growth Fund (a)	37,027,171	349,166
LargeCap Value Fund (a)	24,243,541	260,860
MidCap Fund (a)	12,669,378	245,533
MidCap Value Fund I (a)	6,371,056	73,649
Origin Emerging Markets Fund (a)	7,318,693	55,037
Preferred Securities Fund (a)	343,651	3,443
Principal Capital Appreciation Fund (a)	2,761,628	148,134
Short-Term Income Fund (a)	3,875,115	46,889
SmallCap Growth Fund I (a),(b)	570,269	5,566
SmallCap Value Fund II (a)	1,416,832	14,551
Small-MidCap Dividend Income Fund (a)	9,702,467	117,012
		$2,926,731
TOTAL INVESTMENT COMPANIES		$2,926,731
Total Investments		$2,926,731
Liabilities in Excess of Other Assets, Net - (0.08)%		$(2,276)
TOTAL NET ASSETS - 100.00%		$2,924,455

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.41%
International Equity Funds	15.74%
Specialty Funds	13.50%
Fixed Income Funds	10.43%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	11,633,252	$161,606	283,140	$4,425	419,390	$6,568	11,497,002	$159,411
Diversified International Fund	31,070,397	320,387	554,112	6,224	414,921	4,625	31,209,588	321,558
Diversified Real Asset Fund	9,371,600	110,525	137,876	1,442	13,126	129	9,496,350	111,803
EDGE MidCap Fund	5,465,680	54,660	60,467	618	—	—	5,526,147	55,278
Equity Income Fund	13,840,481	203,372	99,558	2,511	443,204	11,124	13,496,835	197,831
Global Multi-Strategy Fund	28,317,124	303,779	907,975	9,688	663,129	7,098	28,561,970	306,046
Global Real Estate Securities Fund	8,806,142	76,456	300,568	2,704	288,776	2,576	8,817,934	76,390
Government & High Quality Bond	7,101,627	74,055	75,209	817	247,106	2,687	6,929,730	72,246
Fund
High Yield Fund	2,714,830	18,184	51,501	348	—	—	2,766,331	18,532
Income Fund	17,404,253	158,615	223,902	2,092	345,953	3,236	17,282,202	157,347
LargeCap Growth Fund	34,300,020	260,952	3,707,353	38,221	980,202	10,171	37,027,171	287,626
LargeCap Value Fund	22,838,239	254,579	2,239,454	26,043	834,152	9,893	24,243,541	269,870
MidCap Fund	12,146,404	203,003	794,478	16,478	271,504	5,629	12,669,378	213,372
MidCap Value Fund I	5,752,349	87,153	659,625	8,187	40,918	463	6,371,056	94,659
Origin Emerging Markets Fund	7,214,325	70,969	104,368	867	—	—	7,318,693	71,836
Preferred Securities Fund	336,112	2,051	7,539	76	—	—	343,651	2,127
Principal Capital Appreciation Fund	2,669,715	75,525	155,652	8,857	63,739	3,635	2,761,628	81,395
Short-Term Income Fund	3,966,906	47,502	28,434	344	120,225	1,456	3,875,115	46,376
SmallCap Growth Fund I	522,274	5,289	47,995	527	—	—	570,269	5,816
SmallCap Value Fund II	1,264,876	12,648	151,956	1,689	—	—	1,416,832	14,337
Small-MidCap Dividend Income Fund	9,664,835	109,273	307,503	3,900	269,871	3,407	9,702,467	109,384
		$2,610,583		$136,058		$72,697		$2,673,240

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$887			$(52)			$3,423
Diversified International Fund		5,247			(428)			—
Diversified Real Asset Fund		975			(35)			—
EDGE MidCap Fund		222			—			—
Equity Income Fund		2,224			3,072			—
Global Multi-Strategy Fund		2,776			(323)			6,267
Global Real Estate Securities Fund		1,188			(194)			1,412
Government & High Quality Bond Fund		711			61			—
High Yield Fund		348			—			—
Income Fund		1,713			(124)			—
LargeCap Growth Fund		1,049			(1,376)			36,623
LargeCap Value Fund		7,019			(859)			18,794
MidCap Fund		340			(480)			15,605
MidCap Value Fund I		2,473			(218)			5,577
Origin Emerging Markets Fund		545			—			—
Preferred Securities Fund		46			—			30
Principal Capital Appreciation Fund		2,400			648			6,227
Short-Term Income Fund		273			(14)			—
SmallCap Growth Fund I		—			—			527
SmallCap Value Fund II		300			—			1,390
Small-MidCap Dividend Income Fund		1,244			(382)			2,461
		$31,980			$(704)			$98,336
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Flexible Income Portfolio
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.03%
Core Plus Bond Fund (a)	4,621,745	$49,406
Diversified International Fund (a)	5,029,037	53,308
Equity Income Fund (a)	8,960,983	216,408
Global Diversified Income Fund (a)	11,159,912	142,177
Global Real Estate Securities Fund (a)	2,548,951	21,564
Government & High Quality Bond Fund (a)	21,800,594	238,498
High Yield Fund (a)	26,052,670	172,208
Income Fund (a)	74,810,805	696,489
Inflation Protection Fund (a)	11,671,741	96,875
International Emerging Markets Fund (a)	1,285,485	24,103
LargeCap Growth Fund (a)	9,095,234	85,768
LargeCap Value Fund (a)	7,923,114	85,253
Preferred Securities Fund (a)	1,146,255	11,485
Short-Term Income Fund (a)	17,712,614	214,323
SmallCap Growth Fund I (a),(b)	189,729	1,852
Small-MidCap Dividend Income Fund (a)	7,977,405	96,208
		$2,205,925
TOTAL INVESTMENT COMPANIES		$2,205,925
Total Investments		$2,205,925
Liabilities in Excess of Other Assets, Net - (0.03)%		$(710)
TOTAL NET ASSETS - 100.00%		$2,205,215

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67.08%
Domestic Equity Funds	22.01%
Specialty Funds	6.45%
International Equity Funds	4.49%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Core Plus Bond Fund	4,612,225	$50,254	74,461	$796	64,941	$695	4,621,745	$50,336
Diversified International Fund	4,826,950	52,793	225,912	2,523	23,825	274	5,029,037	55,024
Equity Income Fund	8,810,375	172,107	250,703	6,252	100,095	2,558	8,960,983	175,646
Global Diversified Income Fund	10,814,423	149,173	475,470	6,214	129,981	1,699	11,159,912	153,446
Global Real Estate Securities Fund	2,476,400	19,254	102,302	917	29,751	274	2,548,951	19,891
Government & High Quality Bond	21,722,756	233,005	520,445	5,651	442,607	4,815	21,800,594	233,745
Fund
High Yield Fund	25,136,571	184,489	1,132,468	7,692	216,369	1,473	26,052,670	190,471
Income Fund	73,671,795	699,204	2,194,865	20,552	1,055,855	9,878	74,810,805	709,226
Inflation Protection Fund	11,430,283	98,236	395,582	3,265	154,124	1,271	11,671,741	100,168
International Emerging Markets Fund	1,232,779	27,294	52,706	1,060	—	—	1,285,485	28,354
LargeCap Growth Fund	8,176,250	68,734	1,025,051	10,597	106,067	1,149	9,095,234	78,127
LargeCap Value Fund	7,178,374	83,384	854,216	9,944	109,476	1,340	7,923,114	91,908
Preferred Securities Fund	1,134,487	6,502	25,172	254	13,404	137	1,146,255	6,619
Short-Term Income Fund	17,646,361	211,749	420,440	5,091	354,187	4,286	17,712,614	212,484
SmallCap Growth Fund I	173,761	1,772	15,968	175	—	—	189,729	1,947
Small-MidCap Dividend Income Fund	7,685,268	87,751	403,060	5,121	110,923	1,406	7,977,405	91,297
		$2,145,701		$86,104		$31,255		$2,198,689

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Core Plus Bond Fund		$275			$(19)			$—
Diversified International Fund		832			(18)			—
Equity Income Fund		1,446			(155)			—
Global Diversified Income Fund		2,800			(242)			—
Global Real Estate Securities Fund		337			(6)			398
Government & High Quality Bond Fund		2,207			(96)			—
High Yield Fund		3,252			(237)			—
Income Fund		7,339			(652)			—
Inflation Protection Fund		792			(62)			—
International Emerging Markets Fund		228			—			—
LargeCap Growth Fund		253			(55)			8,815
LargeCap Value Fund		2,241			(80)			5,992
Preferred Securities Fund		154			—			99
Short-Term Income Fund		1,233			(70)			—
SmallCap Growth Fund I		—			—			175
Small-MidCap Dividend Income Fund		1,007			(169)			1,981
		$24,396			$(1,861)			$17,460
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Strategic Growth Portfolio
		January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Diversified International Fund (a)	30,663,401	$325,032
Equity Income Fund (a)	9,654,278	233,151
Global Multi-Strategy Fund (a)	14,054,274	147,289
Global Real Estate Securities Fund (a)	8,363,676	70,757
LargeCap Growth Fund (a)	23,155,600	218,357
LargeCap Value Fund (a)	17,979,024	193,454
MidCap Value Fund I (a)	8,768,362	101,362
Origin Emerging Markets Fund (a)	11,642,240	87,550
Principal Capital Appreciation Fund (a)	5,035,808	270,121
SmallCap Growth Fund I (a),(b)	1,343,766	13,115
SmallCap Value Fund II (a)	3,017,674	30,991
Small-MidCap Dividend Income Fund (a)	5,904,647	71,210
		$1,762,389
TOTAL INVESTMENT COMPANIES		$1,762,389
Total Investments		$1,762,389
Liabilities in Excess of Other Assets, Net - (0.08)%		$(1,349)
TOTAL NET ASSETS - 100.00%		$1,761,040

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.27%
International Equity Funds	27.45%
Specialty Funds	8.36%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2016 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2015	2015	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Fund	30,510,698	$341,074	531,881	$5,978	379,178	$4,206	30,663,401	$342,435
Equity Income Fund	9,766,011	145,610	80,620	2,038	192,353	4,819	9,654,278	143,709
Global Multi-Strategy Fund	13,929,378	153,599	439,131	4,683	314,235	3,367	14,054,274	154,765
Global Real Estate Securities Fund	8,557,746	73,527	278,410	2,504	472,480	4,208	8,363,676	71,471
LargeCap Growth Fund	21,388,343	145,101	2,319,899	23,916	552,642	5,701	23,155,600	163,646
LargeCap Value Fund	16,923,137	190,935	1,666,868	19,384	610,981	7,153	17,979,024	202,425
MidCap Value Fund I	8,014,819	128,848	919,033	11,409	165,490	2,104	8,768,362	137,505
Origin Emerging Markets Fund	11,493,883	113,068	148,357	1,239	—	—	11,642,240	114,307
Principal Capital Appreciation Fund	4,898,084	192,130	285,361	16,235	147,637	8,415	5,035,808	199,345
SmallCap Growth Fund I	1,227,899	12,083	115,867	1,273	—	—	1,343,766	13,356
SmallCap Value Fund II	2,691,362	25,000	326,312	3,631	—	—	3,017,674	28,631
Small-MidCap Dividend Income Fund	5,882,535	65,583	188,220	2,388	166,108	2,104	5,904,647	65,639
		$1,586,558		$94,678		$42,077		$1,637,234

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Diversified International Fund		$5,153			$(411)			$—
Equity Income Fund		1,580			880			—
Global Multi-Strategy Fund		1,363			(150)			3,083
Global Real Estate Securities Fund		1,139			(352)			1,365
LargeCap Growth Fund		655			330			22,883
LargeCap Value Fund		5,211			(741)			13,970
MidCap Value Fund I		3,420			(648)			7,718
Origin Emerging Markets Fund		866			—			—
Principal Capital Appreciation Fund		4,387			(605)			11,407
SmallCap Growth Fund I		—			—			1,240
SmallCap Value Fund II		638			—			2,959
Small-MidCap Dividend Income Fund		755			(228)			1,498
		$25,167			$(1,925)			$66,123
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2016 (unaudited)

INVESTMENT COMPANIES - 1.36%	Shares Held Value (000's)				Principal
			BONDS (continued)		Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.36%
Morgan Stanley Institutional Liquidity Funds -	39,115,843	$39,116	Automobile Asset Backed Securities (continued)
Government Portfolio			CPS Auto Receivables Trust 2013-
			D (continued)
TOTAL INVESTMENT COMPANIES		$39,116	3.97%, 11/15/2019(a),(b)		$1,000	$1,002
	Principal		CPS Auto Receivables Trust 2014-B
BONDS- 98.53%	Amount (000's) Value (000's)		1.11%, 11/15/2018(a)		2,324	2,309
			CPS Auto Receivables Trust 2014-C
Aerospace & Defense - 0.63%			1.31%, 02/15/2019(a),(b)		7,273	7,225
Lockheed Martin Corp			3.77%, 08/17/2020(a)		3,800	3,755
1.85%, 11/23/2018	$6,500	$6,552	CPS Auto Receivables Trust 2014-D
2.50%, 11/23/2020	6,500	6,551	1.49%, 04/15/2019(a)		5,414	5,374
Rolls-Royce PLC			CPS Auto Receivables Trust 2015-C
2.38%, 10/14/2020(a)	5,000	4,987	1.77%, 06/17/2019(a)		12,084	12,063
		$18,090	CPS Auto Trust
			1.48%, 03/16/2020(a)		2,689	2,674
Agriculture - 0.90%
			Ford Credit Auto Owner Trust 2015-REV2
Cargill Inc			2.44%, 01/15/2027(a),(b)		12,327	12,511
6.00%, 11/27/2017(a)	24,153	25,885
			Ford Credit Auto Owner Trust/Ford Credit
			2014-RE	V1
Airlines - 0.90%			2.26%, 11/15/2025(a),(b)		11,327	11,478
Delta Air Lines 2009-1 Class A Pass Through			Santander Drive Auto Receivables Trust 2013-
Trust			1
7.75%, 06/17/2021	13,853	15,568	1.76%, 01/15/2019		19,100	19,125
UAL 2009-1 Pass Through Trust			Santander Drive Auto Receivables Trust 2013-
10.40%, 05/01/2018	1,229	1,292	5
UAL 2009-2A Pass Through Trust			1.55%, 10/15/2018		8,258	8,260
9.75%, 01/15/2017	8,405	8,909	2.25%, 06/17/2019(b)		2,840	2,855
		$25,769	2.73%, 10/15/2019(b)		5,860	5,925
			Santander Drive Auto Receivables Trust 2014-
Automobile Asset Backed Securities - 10.52%			1
AmeriCredit Automobile Receivables 2015-1			1.59%, 10/15/2018		3,600	3,601
0.77%, 04/09/2018	5,658	5,651	2.36%, 04/15/2020		10,390	10,434
AmeriCredit Automobile Receivables 2015-4			Santander Drive Auto Receivables Trust 2014-
1.26%, 04/08/2019	8,000	7,996	2
AmeriCredit Automobile Receivables 2016-1			1.62%, 02/15/2019		5,640	5,646
1.52%, 06/10/2019	8,500	8,509	Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust			3
2013-1			2.13%, 08/17/2020(b)		6,940	6,951
1.57%, 01/08/2019	6,300	6,301	Westlake Automobile Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust			2
2013-5			0.97%, 10/16/2017(a),(b)		3,226	3,223
2.86%, 12/09/2019(b)	9,300	9,418
			Westlake Automobile Receivables Trust 2015-
AmeriCredit Automobile Receivables Trust			1
2014-1			1.17%, 03/15/2018(a),(b)		5,984	5,976
0.90%, 02/08/2019	3,854	3,846
2.15%, 03/09/2020(b)	2,400	2,408	Westlake Automobile Receivables Trust 2015-
			2
AmeriCredit Automobile Receivables Trust			1.28%, 07/16/2018(a),(b)		12,143	12,125
2014-2
0.54%, 10/10/2017(b)	1,701	1,700	Westlake Automobile Receivables Trust 2015-
			3
AmeriCredit Automobile Receivables Trust			1.42%, 05/17/2021(a),(b)		18,000	17,992
2014-3			Westlake Automobile Receivables Trust 2016-
0.64%, 04/09/2018	4,012	4,007	1
AmeriCredit Automobile Receivables Trust			1.82%, 01/15/2019(a),(c)		8,500	8,499
2015-2
0.83%, 09/10/2018(b)	8,288	8,270				$302,371
Capital Auto Receivables Asset Trust 2013-1			Automobile Floor Plan Asset Backed Securities - 0.74%
0.97%, 01/22/2018	13,482	13,475	CNH Wholesale Master Note Trust
1.29%, 04/20/2018	12,715	12,700	1.03%, 08/15/2019(a),(b)		9,159	9,149
1.74%, 10/22/2018	8,000	8,004	Volkswagen Credit Auto Master Trust
Capital Auto Receivables Asset Trust 2014-1			0.78%, 07/22/2019(a),(b)		12,327	12,197
2.22%, 01/22/2019	6,000	6,039				$21,346
2.84%, 04/22/2019	4,400	4,459
Capital Auto Receivables Asset Trust 2014-2			Automobile Manufacturers - 2.27%
2.03%, 12/20/2018	9,000	9,019	Daimler Finance North America LLC
Capital Auto Receivables Asset Trust 2014-3			0.84%, 03/02/2018(a),(b)		9,495	9,359
0.75%, 02/21/2017 (b)	3,852	3,851	1.38%, 08/01/2017(a)		6,664	6,623
CPS Auto Receivables Trust 2013-A			Ford Motor Credit Co LLC
1.31%, 06/15/2020(a),(b)	8,001	7,912	3.98%, 06/15/2016		18,631	18,799
CPS Auto Receivables Trust 2013-B			PACCAR Financial Corp
1.82%, 09/15/2020(a),(b)	4,774	4,766	1.45%, 03/09/2018		6,664	6,652
CPS Auto Receivables Trust 2013-C			2.20%, 09/15/2019		9,327	9,402
1.64%, 04/16/2018(a)	2,659	2,658	Toyota Motor Credit Corp
CPS Auto Receivables Trust 2013-D			2.10%, 01/17/2019		14,327	14,521
1.54%, 07/16/2018(a),(b)	2,387	2,379				$65,356

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks- 15.68%			Biotechnology - 1.46%
Bank of America Corp			Amgen Inc
2.60%, 01/15/2019	$5,000	$5,020	1.25%, 05/22/2017	$9,000	$8,970
2.63%, 10/19/2020	9,500	9,399	2.20%, 05/22/2019	9,327	9,387
Bank of America NA			Biogen Inc
0.79%, 06/15/2016(b)	13,327	13,309	2.90%, 09/15/2020	14,000	14,099
0.81%, 06/15/2017(b)	7,750	7,676	Gilead Sciences Inc
5.30%, 03/15/2017	33,524	34,747	1.85%, 09/04/2018	4,750	4,786
Bank of New York Mellon Corp/The			2.55%, 09/01/2020	4,750	4,810
2.20%, 03/04/2019	4,700	4,757			$42,052
2.20%, 05/15/2019	11,327	11,414
BB&T Corp			Chemicals - 0.44%
0.99%, 02/01/2019(b)	5,664	5,600	Airgas Inc
Branch Banking & Trust Co			1.65%, 02/15/2018	12,592	12,533
0.68%, 05/23/2017(b)	14,450	14,370
0.82%, 09/13/2016(b)	17,425	17,392	Commercial Mortgage Backed Securities - 2.35%
Capital One Financial Corp			Ginnie Mae
6.15%, 09/01/2016	12,930	13,294	0.59%, 07/16/2054(b)	42,803	2,150
Capital One NA/Mclean VA			0.69%, 03/16/2049(b)	62,450	2,497
1.01%, 02/05/2018(b)	9,327	9,288	0.82%, 09/16/2055(b)	43,950	2,484
1.65%, 02/05/2018	9,327	9,257	0.84%, 01/16/2054(b)	51,830	2,939
Citigroup Inc			0.85%, 06/16/2055(b)	48,386	2,639
0.85%, 08/14/2017(b)	8,000	7,951	0.88%, 03/16/2052(b)	42,494	3,110
1.39%, 04/08/2019(b)	4,500	4,459	0.88%, 10/16/2054(b)	56,413	2,813
1.70%, 04/27/2018	13,990	13,893	0.93%, 10/16/2054(b)	65,759	3,780
1.93%, 10/26/2020(b)	10,000	10,084	0.93%, 01/16/2055(b)	107,215	5,503
Goldman Sachs Group Inc/The			0.95%, 02/16/2055(b)	77,567	3,438
1.46%, 11/15/2018(b)	9,909	9,897	0.99%, 02/16/2048(b)	41,716	2,477
1.78%, 04/23/2020(b)	23,990	23,845	1.00%, 10/16/2054(b)	81,533	4,514
2.60%, 04/23/2020	4,798	4,775	1.03%, 09/16/2054(b)	56,150	3,365
JPMorgan Chase Bank NA			1.12%, 06/16/2045(b)	84,386	5,644
0.83%, 06/13/2016(b)	6,000	5,994	1.14%, 08/16/2042(b)	98,004	6,388
5.88%, 06/13/2016	11,659	11,857	1.18%, 02/16/2046(b)	84,212	5,879
6.00%, 10/01/2017	29,480	31,394	1.20%, 07/16/2056(b)	28,915	2,391
KeyBank NA/Cleveland OH			1.27%, 10/16/2051(b)	4,462	342
1.70%, 06/01/2018	6,500	6,480	1.41%, 12/16/2036(b)	73,565	5,155
5.45%, 03/03/2016	14,351	14,418			$67,508
Morgan Stanley
1.47%, 01/24/2019(b)	30,648	30,472	Computers - 1.31%
1.88%, 01/05/2018	4,664	4,647	Apple Inc
1.90%, 04/25/2018(b)	16,490	16,596	1.00%, 05/03/2018	4,664	4,641
National City Bank/Cleveland OH			Hewlett Packard Enterprise Co
0.82%, 06/07/2017(b)	4,500	4,472	2.45%, 10/05/2017(a)	9,500	9,518
			2.85%, 10/05/2018(a)	6,650	6,647
PNC Bank NA
1.60%, 06/01/2018	4,500	4,500	International Business Machines Corp
4.88%, 09/21/2017	15,355	16,008	1.95%, 02/12/2019	16,740	16,951
6.88%, 04/01/2018	4,080	4,475			$37,757
PNC Funding Corp			Credit Card Asset Backed Securities - 1.32%
5.63%, 02/01/2017	7,231	7,502	Cabela's Credit Card Master Note Trust
SunTrust Bank/Atlanta GA			0.78%, 03/16/2020(b)	5,878	5,866
7.25%, 03/15/2018	12,990	14,383	0.88%, 07/15/2022(b)	9,495	9,408
US Bank NA/Cincinnati OH			0.91%, 06/15/2020(a),(b)	5,914	5,908
1.10%, 10/28/2019(b)	14,209	14,067	0.96%, 02/18/2020(a),(b)	6,982	6,987
Wells Fargo & Co			1.08%, 08/16/2021(a),(b)	9,745	9,717
2.55%, 12/07/2020	9,500	9,538			$37,886
2.60%, 07/22/2020	14,327	14,452
Wells Fargo Bank NA			Diversified Financial Services - 2.51%
6.00%, 11/15/2017	8,500	9,133	GE Capital International Funding Co
		$450,815	0.96%, 04/15/2016(a)	39,466	39,484
			Jefferies Group LLC
Beverages - 2.27%			5.50%, 03/15/2016	3,500	3,517
Anheuser-Busch InBev Finance Inc			Murray Street Investment Trust I
1.90%, 02/01/2019	14,250	14,276	4.65%, 03/09/2017(b)	28,398	29,243
2.15%, 02/01/2019	9,664	9,728			$72,244
2.65%, 02/01/2021	14,250	14,337
PepsiCo Inc			Electric - 3.79%
1.00%, 10/13/2017	4,750	4,739	Black Hills Corp
2.15%, 10/14/2020	9,500	9,568	2.50%, 01/11/2019	5,000	4,974
SABMiller Holdings Inc			Dominion Resources Inc/VA
1.02%, 08/01/2018(a),(b)	4,500	4,467	1.40%, 09/15/2017	9,327	9,271
2.45%, 01/15/2017(a)	8,000	8,065	Indiantown Cogeneration LP
		$65,180	9.77%, 12/15/2020	7,214	8,116
			NextEra Energy Capital Holdings Inc
			1.59%, 06/01/2017	6,664	6,652

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)

Electric (continued)			Home Equity Asset Backed Securities (continued)
NextEra Energy Capital Holdings			Bear Stearns Asset Backed Securities I Trust
Inc (continued)			2006	-PC1
7.30%, 09/01/2067(b)	$11,827	$10,999	0.76%, 12/25/2035(b)		$1,043	$1,043
Public Service Co of New Mexico			Credit Suisse First Boston Mortgage Securities
7.95%, 05/15/2018	24,165	27,234	Corp
San Diego Gas & Electric Co			4.80%, 05/25/2035		3,320	3,381
1.91%, 02/01/2022	4,455	4,396	Home Equity Asset Trust
Southern California Edison Co			1.11%, 12/25/2034(b)		1,665	1,660
1.85%, 02/01/2022	8,172	8,185	Home Equity Asset Trust 2005-4
Talen Energy Supply LLC			1.13%, 10/25/2035(b)		3,681	3,614
6.50%, 05/01/2018	4,832	4,476	JP Morgan Mortgage Acquisition Corp 2005-
Texas-New Mexico Power Co			OPT1
9.50%, 04/01/2019(a)	4,798	5,785	0.88%, 06/25/2035(b)		874	869
TransAlta Corp			New Century Home Equity Loan Trust 2005-
6.65%, 05/15/2018	18,985	18,704	3
		$108,792	0.91%, 07/25/2035(b)		5,971	5,954
			RASC Series 2003-KS10 Trust
Finance - Mortgage Loan/Banker - 9.06%			4.47%, 03/25/2032		205	206
Fannie Mae			RASC Series 2005-AHL2 Trust
1.50%, 11/30/2020	41,500	41,647	0.78%, 10/25/2035(b)		3,159	3,112
1.63%, 01/21/2020	40,786	41,314	Soundview Home Loan Trust 2005-CTX1
1.75%, 09/12/2019	42,067	42,867	0.85%, 11/25/2035(b)		1,751	1,736
1.88%, 12/28/2020	30,500	31,143	Structured Asset Securities Corp Mortgage
Freddie Mac			Loan Trust Series 2005-GEL4
1.38%, 05/01/2020	103,148	103,472	1.04%, 08/25/2035(b)		1,200	1,153
		$260,443	Terwin Mortgage Trust Series TMTS 2005-
Food - 0.36%			14	HE
Kraft Heinz Foods Co			4.85%, 08/25/2036(b)		1,604	1,644
1.60%, 06/30/2017(a)	5,664	5,663	Wells Fargo Home Equity Asset-Backed
2.00%, 07/02/2018(a)	4,731	4,727	Securities 2004-2 Trust
			1.27%, 10/25/2034(b)		285	279
		$10,390
			5.00%, 10/25/2034		7,490	7,470
Gas - 0.86%						$39,520
Laclede Group Inc/The
1.11%, 08/15/2017(b)	24,886	24,777	Home Furnishings - 0.49%
			Samsung Electronics America Inc
			1.75%, 04/10/2017(a)		13,990	14,018
Healthcare - Products - 1.50%
Abbott Laboratories
2.00%, 03/15/2020	18,653	18,809	Insurance - 5.90%
Becton Dickinson and Co			Berkshire Hathaway Finance Corp
1.80%, 12/15/2017	4,664	4,669	1.60%, 05/15/2017		11,490	11,583
2.68%, 12/15/2019	4,664	4,741	Hartford Financial Services Group Inc/The
Medtronic Inc			8.13%, 06/15/2068(b)		14,750	15,893
1.31%, 03/15/2020(b)	5,250	5,240	Lincoln National Corp
2.50%, 03/15/2020	9,495	9,643	7.00%, 05/17/2066(b)		5,664	4,220
		$43,102	MassMutual Global Funding II
			2.00%, 04/05/2017(a)		5,430	5,487
Healthcare - Services - 0.73%			2.10%, 08/02/2018(a)		12,995	13,109
Anthem Inc			2.35%, 04/09/2019(a)		8,700	8,847
5.88%, 06/15/2017	11,164	11,796	MetLife Inc
Roche Holdings Inc			6.82%, 08/15/2018		10,245	11,517
0.94%, 09/30/2019(a),(b)	9,327	9,218	Metropolitan Life Global Funding I
		$21,014	1.30%, 04/10/2017(a)		6,995	7,000
			2.30%, 04/10/2019(a)		9,827	9,895
Home Equity Asset Backed Securities - 1.38%
			New York Life Global Funding
ABFC 2005-OPT1 Trust			1.45%, 12/15/2017 (a)		13,909	13,943
0.79%, 07/25/2035(b)	24	24
			1.95%, 02/11/2020(a)		16,941	16,854
ABFC 2005-WMC1 Trust			2.15%, 06/18/2019(a)		12,626	12,747
1.09%, 06/25/2035(b)	317	316
			2.45%, 07/14/2016(a)		9,327	9,398

ACE Securities Corp Home Equity Loan Trust			Prudential Financial Inc
Series 2005-AG1			8.88%, 06/15/2068 (b)		25,950	29,161
0.79%, 08/25/2035(b)	63	63
ACE Securities Corp Home Equity Loan Trust						$169,654
Series 2005-HE2			Internet - 0.33%
1.15%, 04/25/2035(b)	1,420	1,418	Amazon.com Inc
Asset Backed Securities Corp Home Equity			2.60%, 12/05/2019		9,327	9,519
Loan Trust Series OOMC 2005-HE6
0.94%, 07/25/2035(b)	2,104	2,090
Bayview Financial Acquisition Trust			Machinery - Diversified - 0.65%
1.06%, 08/28/2044(b)	3,386	3,380	John Deere Capital Corp
5.66%, 12/28/2036(b)	109	108	1.35%, 01/16/2018		9,327	9,329
			2.05%, 03/10/2020		9,300	9,300
						$18,629

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Manufactured Housing Asset Backed Securities - 0.01%			Mortgage Backed Securities (continued)
Conseco Financial Corp			Prime Mortgage Trust 2005-2
7.70%, 09/15/2026	$134	$139	5.25%, 07/25/2020(b)	$938	$957
			Provident Funding Mortgage Loan Trust 2005-
			1
Media- 0.61%			1.01%, 05/25/2035(b)	4,727	4,546
Time Warner Cable Inc
8.25%, 04/01/2019	9,495	10,935	RALI Series 2003-QS23 Trust
			5.00%, 12/26/2018	1,258	1,271
Walt Disney Co/The			RALI Series 2004-QS3 Trust
2.30%, 02/12/2021	6,500	6,546	5.00%, 03/25/2019	813	818
		$17,481	RBSSP Resecuritization Trust 2009-7
Mining - 0.44%			0.82%, 06/26/2037(a),(b)	967	928
Glencore Finance Canada Ltd			5.00%, 09/26/2036(a),(b)	566	576
2.70%, 10/25/2017(a),(b)	14,159	12,707	Sequoia Mortgage Trust 2013-4
			1.55%, 04/25/2043(b)	13,273	12,849
			Sequoia Mortgage Trust 2013-8
Miscellaneous Manufacturers - 0.16%			2.25%, 06/25/2043(b)	9,461	9,278
Ingersoll-Rand Global Holding Co Ltd			Springleaf Mortgage Loan Trust 2013-1
6.88%, 08/15/2018	4,200	4,658	1.27%, 06/25/2058(a),(b)	14,620	14,586
			2.31%, 06/25/2058(a),(b)	9,298	9,299
Mortgage Backed Securities - 3.80%			3.14%, 06/25/2058(a)	4,106	4,106
Alternative Loan Trust 2004-J8			4.44%, 06/25/2058(a)	8,670	8,672
6.00%, 02/25/2017	119	119	Springleaf Mortgage Loan Trust 2013-2
Banc of America Alternative Loan Trust 2003-			1.78%, 12/25/2065(a)	5,915	5,917
10			3.52%, 12/25/2065(a),(b)	14,306	14,386
5.00%, 12/25/2018	411	417	WaMu Mortgage Pass-Through Certificates
Banc of America Funding 2004-1 Trust			Series 2003-S8 Trust
5.25%, 02/25/2019	599	614	5.00%, 09/25/2018	123	124
Banc of America Funding 2004-3 Trust					$109,327
4.75%, 09/25/2019	513	518
			Oil & Gas - 2.94%
Banc of America Mortgage Trust 2004-8			BP Capital Markets PLC
5.25%, 10/25/2019	299	306	4.75%, 03/10/2019	10,327	11,090
Banc of America Mortgage Trust 2005-7			Chevron Corp
5.00%, 08/25/2020	43	43	1.72%, 06/24/2018	12,125	12,099
BCAP LLC 2011-RR11 Trust
2.58%, 03/26/2035(a),(b)	2,735	2,737	Chevron Phillips Chemical Co LLC / Chevron
			Phillips Chemical Co LP
CHL Mortgage Pass-Through Trust 2003-46			1.70%, 05/01/2018(a)	9,495	9,332
2.70%, 01/19/2034(b)	1,181	1,178
			2.45%, 05/01/2020(a)	4,832	4,758
CHL Mortgage Pass-Through Trust 2004-J1
4.50%, 01/25/2019(b)	103	104	Phillips 66
CHL Mortgage Pass-Through Trust 2004-J7			2.95%, 05/01/2017	15,490	15,710
5.00%, 09/25/2019	544	556	Rowan Cos Inc
Citigroup Mortgage Loan Trust 2009-6			7.88%, 08/01/2019	5,664	4,624
2.74%,07/25/2036(a),(b)	686	685	Shell International Finance BV
			2.13%, 05/11/2020	11,495	11,257
Credit Suisse First Boston Mortgage Securities			Total Capital International SA
Corp			0.91%, 08/10/2018(b)	5,430	5,395
1.39%, 05/25/2034(b)	555	520
5.00%, 09/25/2019	90	86	1.55%, 06/28/2017	10,327	10,322
5.00%, 10/25/2019	459	460			$84,587
Credit Suisse Mortgage Capital Certificates			Oil & Gas Services - 0.99%
2.38%, 07/27/2037(a),(b)	1,190	1,189	Schlumberger Holdings Corp
Freddie Mac REMICS			3.00%, 12/21/2020(a)	9,500	9,292
0.88%, 06/15/2023(b)	7	7	Weatherford International Ltd/Bermuda
Ginnie Mae			5.50%, 02/15/2016	19,153	19,161
4.50%, 08/20/2032	85	86			$28,453
GSMSC Pass-Through Trust 2009-4R
0.87%, 12/26/2036(a),(b)	3,096	3,049	Other Asset Backed Securities - 5.86%
JP Morgan Mortgage Trust 2004-A3			Ameriquest Mortgage Securities Inc Asset-
2.50%, 07/25/2034(b)	1,422	1,409	Backed Pass-Through Ctfs Ser 2004-R11
			1.03%, 11/25/2034(b)	335	333
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	1,446	1,488	Ameriquest Mortgage Securities Inc Asset-
			Backed Pass-Through Ctfs Ser 2005-R1
			1.10%, 03/25/2035(b)	1,930	1,926
JP Morgan Resecuritization Trust Series 2010-4
2.43%, 10/26/2036(a),(b)	903	901	Carrington Mortgage Loan Trust Series 2005-
			NC4
MASTR Alternative Loan Trust 2003-9			0.83%, 09/25/2035(b)	41	41
6.50%, 01/25/2019	527	545
			Citigroup Mortgage Loan Trust Inc
MASTR Asset Securitization Trust 2004-11			0.86%, 07/25/2035(b)	404	402
5.00%, 12/25/2019	105	107
MASTR Asset Securitization Trust 2004-9			Credit-Based Asset Servicing and
5.00%, 09/25/2019	424	429	Securitization LLC
			5.33%, 07/25/2035(b)	2,251	2,255
PHH Mortgage Trust Series 2008-CIM1
5.22%, 06/25/2038	3,437	3,461

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)			Pipelines (continued)
CWABS Asset-Backed Certificates Trust			TransCanada PipeLines Ltd
2005-3			6.35%, 05/15/2067(b)	$9,664	$6,451
0.87%, 08/25/2035(b)	$529	$528	Williams Partners LP / ACMP Finance Corp
Drug Royalty II LP 2			6.13%, 07/15/2022	14,495	11,819
3.48%, 07/15/2023(a),(b)	10,412	10,550			$66,578
Fieldstone Mortgage Investment Trust Series
2005-1			Real Estate - 0.61%
1.51%, 03/25/2035(b)	1,395	1,395	Prologis LP
First Franklin Mortgage Loan Trust 2005-			7.38%, 10/30/2019	8,653	10,114
FF4			WEA Finance LLC / Westfield UK & Europe
1.07%, 05/25/2035(b)	1,071	1,066	Finance PLC
			1.75%, 09/15/2017(a)	7,400	7,361
JP Morgan Mortgage Acquisition Corp 2005-
OPT2					$17,475
0.72%, 12/25/2035(b)	1,995	1,979	REITS- 2.53%
Mastr Specialized Loan Trust			Alexandria Real Estate Equities Inc
1.68%, 11/25/2034(a),(b)	3	4	2.75%, 01/15/2020	11,990	11,944
MVW Owner Trust 2015-1			BioMed Realty LP
2.52%, 12/20/2032(a),(b)	15,334	15,269	2.63%, 05/01/2019	7,664	7,973
NYCTL 2014-A Trust			3.85%, 04/15/2016	7,327	7,366
1.03%, 11/10/2027(a)	1,143	1,137	Digital Delta Holdings LLC
OneMain Financial Issuance Trust 2014-1			3.40%, 10/01/2020(a)	6,700	6,775
2.43%, 06/18/2024(a),(b)	23,794	23,768	HCP Inc
OneMain Financial Issuance Trust 2014-2			6.30%, 09/15/2016	10,366	10,668
2.47%, 09/18/2024(a)	20,653	20,537	Healthcare Realty Trust Inc
OneMain Financial Issuance Trust 2015-2			5.75%, 01/15/2021	6,997	7,807
2.57%, 07/18/2025(a)	14,260	14,072	Kimco Realty Corp
PFS Financing Corp			4.30%, 02/01/2018	6,664	6,977
0.98%, 02/15/2018(a),(b)	18,653	18,649	Ventas Realty LP
1.03%, 02/15/2019(a),(b)	11,495	11,428	1.55%, 09/26/2016	7,495	7,508
1.03%, 10/15/2019(a),(b)	9,164	9,047	Welltower Inc
1.05%, 04/15/2020(a),(b)	5,664	5,571	3.63%, 03/15/2016	5,745	5,760
1.38%, 02/15/2019(a),(b)	4,600	4,581
					$72,778
PFS Tax Lien Trust 2014-1
1.44%, 04/15/2016(a),(b)	9,102	9,091	Retail - 0.16%
RAMP Series 2005-RZ4 Trust			McDonald's Corp
0.83%, 11/25/2035(b)	1,569	1,555	2.75%, 12/09/2020	4,500	4,564
Securitized Asset Backed Receivables LLC
Trust 2005-OP2
0.75%, 10/25/2035(b)	4,325	4,130	Savings & Loans - 0.00%
			Washington Mutual Bank / Henderson NV
Securitized Asset Backed Receivables LLC			0.00%, 01/15/2013(c),(d)	1,200	—
Trust 2006-OP1
0.73%, 10/25/2035(b)	184	183
Trafigura Securitisation Finance PLC 2014-1			Software - 1.18%
1.38%, 10/15/2021(a),(b)	8,829	8,820	Microsoft Corp
Wachovia Mortgage Loan Trust Series 2005-			1.30%, 11/03/2018	9,500	9,533
WMC1			1.85%, 02/12/2020	9,327	9,438
1.17%, 10/25/2035(b)	173	173	Oracle Corp
		$168,490	1.13%, 10/08/2019(b)	5,000	4,993
			2.25%, 10/08/2019	4,750	4,840
Pharmaceuticals - 1.63%			5.75%, 04/15/2018	4,664	5,108
AbbVie Inc					$33,912
1.80%, 05/14/2018	4,798	4,784
2.50%, 05/14/2020	6,664	6,615	Student Loan Asset Backed Securities - 3.71%
Actavis Funding SCS			KeyCorp Student Loan Trust 2004-A
1.85%, 03/01/2017	9,664	9,699	0.92%, 10/28/2041(b)	2,193	2,174
2.35%, 03/12/2018	11,995	12,050	KeyCorp Student Loan Trust 2006-A
Mead Johnson Nutrition Co			0.91%, 09/27/2035(b)	36,676	35,454
3.00%, 11/15/2020	4,750	4,821	SLC Private Student Loan Trust 2006-A
Merck & Co Inc			0.79%, 07/15/2036(b)	8,068	7,992
1.10%, 01/31/2018	8,827	8,842	SLC Private Student Loan Trust 2010-B
		$46,811	3.93%, 07/15/2042(a),(b)	3,397	3,461
			SLM Private Credit Student Loan Trust 2002-
Pipelines - 2.32%			A
Buckeye Partners LP			1.06%, 12/16/2030(b)	9,386	9,096
2.65%, 11/15/2018	11,316	10,955	SLM Private Credit Student Loan Trust 2004-
Columbia Pipeline Group Inc			A
2.45%, 06/01/2018(a)	4,832	4,690	0.91%, 06/15/2033(b)	2,733	2,579
3.30%, 06/01/2020(a)	4,832	4,581	SLM Private Credit Student Loan Trust 2004-
Florida Gas Transmission Co LLC			B
7.90%, 05/15/2019(a)	10,271	11,649	0.71%, 06/15/2021(b)	7,505	7,444
Hiland Partners LP / Hiland Partners Finance			SLM Private Credit Student Loan Trust 2005-
Corp			B
7.25%, 10/01/2020(a)	16,599	16,433	0.69%, 03/15/2023(b)	6,670	6,605

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Student Loan Asset Backed Securities (continued)			(continued)
SLM Private Credit Student Loan Trust 2005-
B (continued)			10.00%, 01/15/2019		$19	$19
0.78%, 12/15/2023(b)	$6,765	$6,461				$21
SLM Private Credit Student Loan Trust 2006-			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
A			OBLIGATIONS			$1,259
0.70%, 12/15/2023(b)	2,321	2,288	Total Investments			$2,872,715
SLM Private Education Loan Trust 2013-A			Other Assets in Excess of Liabilities, Net - 0.07%			$1,930
1.03%, 08/15/2022(a),(b)	7,620	7,603	TOTAL NET ASSETS - 100.00%			$2,874,645
SLM Private Education Loan Trust 2013-B
1.08%, 07/15/2022(a),(b)	3,734	3,726
1.85%, 06/17/2030(a),(b)	9,664	9,469	(a)	Security exempt from registration under Rule 144A of the Securities Act of
SLM Private Education Loan Trust 2014-A			1933. These securities may be resold in transactions exempt from
1.03%, 07/15/2022(a),(b)	2,198	2,183	registration, normally to qualified institutional buyers. At the end of the
		$106,535	period, the value of these securities totaled $767,672 or 26.70% of net
			assets.
Telecommunications - 2.42%			(b)	Variable Rate. Rate shown is in effect at January 31, 2016.
AT&T Inc			(c)	Fair value of these investments is determined in good faith by the Manager
0.74%, 02/12/2016(b)	9,327	9,326	under procedures established and periodically reviewed by the Board of
2.45%, 06/30/2020	11,462	11,335	Directors. At the end of the period, the fair value of these securities totaled
3.60%, 02/17/2023(e)	9,500	9,493	$8,499 or 0.30% of net assets.
Cisco Systems Inc			(d) Non-Income Producing Security
4.95%, 02/15/2019	13,990	15,369	(e) Security purchased on a when-issued basis.
Verizon Communications Inc
2.25%, 09/14/2018(b)	4,664	4,766
3.65%, 09/14/2018	8,250	8,635
5.50%, 02/15/2018	4,250	4,577	Portfolio Summary (unaudited)
Vodafone Group PLC			Sector			Percent
1.63%, 03/20/2017	6,164	6,169	Financial			27.23%
		$69,670	Asset Backed Securities			23.54%
			Government			9.06%
Transportation - 0.31%			Consumer, Non-cyclical			8.85%
Ryder System Inc			Energy			6.25%
2.45%, 11/15/2018	8,995	9,033	Mortgage Securities			6.19%
			Utilities			4.65%
Trucking & Leasing - 0.50%			Consumer, Cyclical			3.82%
Penske Truck Leasing Co Lp / PTL Finance			Communications			3.36%
Corp			Technology			2.49%
2.50%, 03/15/2016(a)	6,164	6,165	Industrial			2.25%
3.75%, 05/11/2017(a)	8,169	8,327	Exchange Traded Funds			1.36%
		$14,492	Basic Materials			0.88%
TOTAL BONDS		$2,832,340	Other Assets in Excess of Liabilities, Net			0.07%
U.S. GOVERNMENT & GOVERNMENT	Principal		TOTAL NET ASSETS			100.00%
AGENCY OBLIGATIONS - 0.04%	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
0.01%
2.40%, 11/01/2021(b)	$6	$6
2.51%, 09/01/2035(b)	104	111
6.00%, 04/01/2017	9	9
6.00%, 05/01/2017	16	16
7.00%, 12/01/2022	97	102
		$244

Federal National Mortgage Association (FNMA) - 0.03%
2.29%, 10/01/2035(b)	260	276
2.30%, 11/01/2022(b)	2	2
2.35%, 07/01/2034(b)	46	49
2.37%, 08/01/2034(b)	62	65
2.38%, 07/01/2034(b)	174	185
2.39%, 01/01/2035(b)	112	117
2.40%, 02/01/2037(b)	143	151
2.45%, 12/01/2032(b)	55	58
2.49%, 02/01/2035(b)	24	26
2.67%, 11/01/2032(b)	44	47
4.20%, 11/01/2035(b)	8	8
5.60%, 04/01/2019(b)	2	2
7.50%, 10/01/2029	3	3
8.00%, 05/01/2027	2	2
8.50%, 11/01/2017	1	1
10.00%, 05/01/2022	2	2
		$994
Government National Mortgage Association (GNMA) -
0.00%
9.00%, 04/20/2025	1	2

See accompanying notes

Schedule of Investments
SmallCap Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 97.47%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.15%			Commercial Services (continued)
Astronics Corp (a)	42,898	$1,383	Team Health Holdings Inc (a)	114,830	$4,693
Esterline Technologies Corp (a)	36,750	2,893	TransUnion (a)	82,900	2,051
Spirit AeroSystems Holdings Inc (a)	46,250	1,961			$44,081

		$6,237	Computers - 4.04%
Airlines - 0.53%			CACI International Inc (a)	75,950	6,309
Virgin America Inc (a)	91,960	2,837	Manhattan Associates Inc (a)	112,640	6,494
			NetScout Systems Inc (a)	193,680	4,174
			Pure Storage Inc (a)	104,540	1,360
Apparel - 0.97%			Sykes Enterprises Inc (a)	118,560	3,490
Skechers U.S.A. Inc (a)	186,360	5,254
					$21,827

			Diversified Financial Services - 2.94%
Automobile Parts & Equipment - 3.03%			CBOE Holdings Inc	107,610	7,169
American Axle & Manufacturing Holdings Inc	189,800	2,433	Cowen Group Inc (a)	333,980	955
(a)
			Evercore Partners Inc - Class A	82,850	3,742
Cooper Tire & Rubber Co	265,783	9,691	Houlihan Lokey Inc	165,420	3,995
Visteon Corp	63,650	4,257
		$16,381			$15,861
			Electric - 2.45%
Banks - 9.17%			Avista Corp	162,544	6,019
Central Pacific Financial Corp	215,790	4,521	Portland General Electric Co	185,760	7,221
Chemical Financial Corp	37,690	1,201
First Merchants Corp	33,290	761			$13,240
First of Long Island Corp/The	31,144	904	Electronics - 0.29%
FNB Corp/PA	331,760	3,998	Fluidigm Corp (a)	25,567	172
Great Western Bancorp Inc	152,730	3,989	Itron Inc (a)	42,720	1,408
Hanmi Financial Corp	67,264	1,460			$1,580
National Penn Bancshares Inc	366,600	4,179
PacWest Bancorp	187,000	6,865	Engineering & Construction - 2.67%
			Dycom Industries Inc (a)	46,620	3,089
PrivateBancorp Inc	196,440	7,392
Union Bankshares Corp	72,570	1,667	EMCOR Group Inc	182,780	8,353
			MasTec Inc (a)	193,200	2,983
WesBanco Inc	61,370	1,781
Western Alliance Bancorp (a)	137,550	4,481			$14,425
Wilshire Bancorp Inc	101,660	1,076	Entertainment - 2.98%
Wintrust Financial Corp	125,400	5,278	Isle of Capri Casinos Inc (a)	172,328	2,182
		$49,553	Marriott Vacations Worldwide Corp	95,940	4,738
Biotechnology - 2.03%			Vail Resorts Inc	73,480	9,185
Acceleron Pharma Inc (a)	35,840	1,100			$16,105
AMAG Pharmaceuticals Inc (a)	11,560	265
(a)			Food - 2.52%
Aratana Therapeutics Inc	140,798	474	Amplify Snack Brands Inc (a)	79,590	860
Bellicum Pharmaceuticals Inc (a)	22,800	258
BIND Therapeutics Inc (a)	106,786	188	Cal-Maine Foods Inc	90,894	4,587
			Dean Foods Co	259,540	5,186
BIND Therapeutics Inc - Warrants (a),(b)	17,472	—	SUPERVALU Inc (a)	655,930	2,984
Bluebird Bio Inc (a)	4,525	187
Cambrex Corp (a)	56,740	1,965			$13,617
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	45	Gas - 1.15%
Epizyme Inc (a)	26,190	238	Southwest Gas Corp	105,630	6,214
Exact Sciences Corp (a)	77,412	509
Fate Therapeutics Inc (a)	115,300	248
Genocea Biosciences Inc (a)	69,010	215	Healthcare - Products - 2.26%
			EndoChoice Holdings Inc (a)	88,460	532
Insmed Inc (a)	72,350	955
			ICU Medical Inc (a)	57,670	5,551
Intercept Pharmaceuticals Inc (a)	3,480	370
			K2M Group Holdings Inc (a)	127,700	1,814
MacroGenics Inc (a)	41,750	840
			LDR Holding Corp (a)	55,430	1,018
NewLink Genetics Corp (a)	21,670	528
			Nevro Corp (a)	44,600	2,756
Seattle Genetics Inc (a)	16,280	537
			STAAR Surgical Co (a)	79,640	520
Spark Therapeutics Inc (a)	5,960	168
Ultragenyx Pharmaceutical Inc (a)	20,970	1,177			$12,191
Versartis Inc (a)	63,610	709	Healthcare - Services - 2.38%
		$10,976	Centene Corp (a)	85,930	5,333
			HealthSouth Corp	186,900	6,689
Building Materials - 1.73%			Natera Inc (a)	34,860	298
Universal Forest Products Inc	71,210	4,906	Teladoc Inc (a)	34,340	558
US Concrete Inc (a)	97,610	4,439
					$12,878
		$9,345
			Home Builders - 0.69%
Commercial Services - 8.16%			Installed Building Products Inc (a)	179,472	3,738
ABM Industries Inc	165,850	4,980
Insperity Inc	39,697	1,784
Korn/Ferry International	215,670	6,645	Insurance - 4.17%
Live Nation Entertainment Inc (a)	113,845	2,584	American Equity Investment Life Holding Co	136,870	2,490
Navigant Consulting Inc (a)	170,460	2,691	American Financial Group Inc/OH	106,540	7,562
On Assignment Inc (a)	103,320	3,993	AmTrust Financial Services Inc	51,750	2,960
PAREXEL International Corp (a)	115,660	7,398	Argo Group International Holdings Ltd	53,109	3,018
Sabre Corp	283,550	7,262	First American Financial Corp	101,070	3,474

See accompanying notes

Schedule of Investments
SmallCap Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)			Retail (continued)
Primerica Inc	67,770	$3,050	Rite Aid Corp (a)	976,340	$7,606
		$22,554			$29,662

Internet - 2.57%			Savings & Loans - 1.13%
CDW Corp/DE	244,597	9,405	Berkshire Hills Bancorp Inc	47,830	1,329
GoDaddy Inc (a)	36,660	1,118	Oritani Financial Corp	56,670	948
Intralinks Holdings Inc (a)	209,300	1,687	Provident Financial Services Inc	193,610	3,802
MaxPoint Interactive Inc (a)	117,273	183			$6,079
Rapid7 Inc (a)	20,302	266
Rubicon Project Inc/The (a)	91,452	1,233	Semiconductors - 0.93%
			Entegris Inc (a)	226,420	2,640
		$13,892	Qorvo Inc (a)	60,605	2,400
Investment Companies - 0.16%					$5,040
Apollo Investment Corp	11,184	57
THL Credit Inc	84,440	819	Software - 6.86%
			2U Inc (a)	135,005	2,726
		$876	Acxiom Corp (a)	187,980	3,515
Miscellaneous Manufacturers - 0.20%			Apigee Corp (a)	86,631	669
Trinseo SA (a)	45,330	1,078	Appfolio Inc (a)	47,170	632
			Aspen Technology Inc (a)	199,540	6,473
			Atlassian Corp PLC (a)	23,151	481
Office Furnishings - 0.84%			Black Knight Financial Services Inc (a)	94,800	2,860
Interface Inc	267,880	4,525	Blackbaud Inc	113,690	6,989
			BroadSoft Inc (a)	37,850	1,295
Oil & Gas - 2.78%			Instructure Inc (a)	29,649	514
Carrizo Oil & Gas Inc (a)	67,330	1,827	MINDBODY Inc (a)	114,270	1,351
Murphy USA Inc (a)	97,050	5,614	SYNNEX Corp	88,520	7,431
PDC Energy Inc (a)	53,410	3,037	Workiva Inc (a)	143,150	2,137
RSP Permian Inc (a)	123,940	2,919			$37,073
Western Refining Inc	49,780	1,638
		$15,035	Telecommunications - 2.50%
			ARRIS International PLC (a)	190,621	4,855
Oil & Gas Services - 0.39%			Plantronics Inc	139,370	6,248
Matrix Service Co (a)	111,510	2,114	West Corp	131,210	2,376
					$13,479

Packaging & Containers - 0.48%			Transportation - 2.79%
Graphic Packaging Holding Co	226,360	2,572	ArcBest Corp	88,860	1,824
			Ardmore Shipping Corp	128,980	1,309
			Atlas Air Worldwide Holdings Inc (a)	110,640	4,064
Pharmaceuticals - 5.14%
Anacor Pharmaceuticals Inc (a)	22,400	1,683	Matson Inc	157,360	6,359
			Navigator Holdings Ltd (a)	110,640	1,533
Array BioPharma Inc (a)	155,040	479
Cerulean Pharma Inc (a)	120,170	288			$15,089
Concert Pharmaceuticals Inc (a)	40,070	612	TOTAL COMMON STOCKS		$526,665
DexCom Inc (a)	21,500	1,533	INVESTMENT COMPANIES - 2.37%	Shares Held	Value(000	's)
FibroGen Inc (a)	31,870	646
Nektar Therapeutics (a)	104,050	1,419	Publicly Traded Investment Fund - 2.37%
Neurocrine Biosciences Inc (a)	49,140	2,091	Goldman Sachs Financial Square Funds -	12,793,442	12,793
Orexigen Therapeutics Inc (a)	305,790	560	Government Fund
PRA Health Sciences Inc (a)	163,040	7,024
Prestige Brands Holdings Inc (a)	176,440	8,236	TOTAL INVESTMENT COMPANIES		$12,793
ProQR Therapeutics NV (a)	25,125	132	Total Investments		$539,458
Proteon Therapeutics Inc (a)	65,850	614	Other Assets in Excess of Liabilities, Net - 0.16%		$842
Relypsa Inc (a)	49,550	934	TOTAL NET ASSETS - 100.00%		$540,300
Revance Therapeutics Inc (a)	26,876	557
SCYNEXIS Inc (a)	78,360	358
Vanda Pharmaceuticals Inc (a)	68,425	584	(a) Non-Income Producing Security
			(b)		Fair value of these investments is determined in good faith by the Manager
		$27,750	under procedures established and periodically reviewed by the Board of
REITS - 9.90%			Directors. At the end of the period, the fair value of these securities totaled
Alexandria Real Estate Equities Inc	83,450	6,607	$45 or 0.01% of net assets.
CubeSmart	415,360	12,997	(c)		Security is Illiquid. At the end of the period, the value of these securities
First Industrial Realty Trust Inc	373,380	7,688	totaled $45 or 0.01% of net assets.
Highwoods Properties Inc	316,140	13,369
LaSalle Hotel Properties	133,020	2,948
Mid-America Apartment Communities Inc	105,500	9,898
		$53,507

Retail - 5.49%
Caleres Inc	287,740	7,735
Citi Trends Inc	42,320	874
Flex Pharma Inc (a)	43,280	360
Office Depot Inc (a)	1,063,120	5,475
Penske Automotive Group Inc	117,879	3,698
Red Robin Gourmet Burgers Inc (a)	63,400	3,914

See accompanying notes

Schedule of Investments
SmallCap Fund
January 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	27.47%
Consumer, Non-cyclical	22.49%
Consumer, Cyclical	14.53%
Technology	11.83%
Industrial	9.31%
Communications	5.07%
Utilities	3.60%
Energy	3.17%
Exchange Traded Funds	2.37%
Other Assets in Excess of Liabilities, Net	0.16%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS - 94.05%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.11%			Banks (continued)
Journal Media Group Inc	618	$7	California Republic Bancorp (a)	21,304	$604
Marin Software Inc (a)	785	3	Cardinal Financial Corp	553	10
MDC Partners Inc	82,124	1,605	Cass Information Systems Inc	1,288	66
		$1,615	Cathay General Bancorp	25,500	714
			ConnectOne Bancorp Inc	349,280	5,809
Aerospace & Defense - 0.82%			Customers Bancorp Inc (a)	65,849	1,653
Aerojet Rocketdyne Holdings Inc (a)	3,894	64	Eagle Bancorp Inc (a)	3,014	142
Astronics Corp (a)	5,006	161	FCB Financial Holdings Inc (a)	80,130	2,694
Curtiss-Wright Corp	342	24	First Financial Bankshares Inc	8,111	212
HEICO Corp	153,829	8,568	First NBC Bank Holding Co (a)	65,500	2,056
HEICO Corp - Class A	7,853	364	Hilltop Holdings Inc (a)	3,562	57
Kaman Corp	1,534	61	Home BancShares Inc/AR	9,517	368
Moog Inc (a)	1,369	63	IBERIABANK Corp	59,584	2,851
Orbital ATK Inc	24,200	2,184	Live Oak Bancshares Inc	84,890	1,209
Teledyne Technologies Inc (a)	2,063	168	Opus Bank	121,727	4,016
		$11,657	Pinnacle Financial Partners Inc	23,777	1,185
Agriculture - 0.02%			PrivateBancorp Inc	304,155	11,446
Alico Inc	240	7	Prosperity Bancshares Inc	100,515	4,262
Vector Group Ltd	11,411	266	Renasant Corp	362	11
			Signature Bank/New York NY (a)	54,302	7,566
		$273
			South State Corp	167	11
Airlines - 0.35%			SVB Financial Group (a)	61,722	6,254
Allegiant Travel Co	1,779	286	Texas Capital Bancshares Inc (a)	593	21
Hawaiian Holdings Inc (a)	9,628	339	Walker & Dunlop Inc (a)	139,988	3,354
Spirit Airlines Inc (a)	64,332	2,689	Western Alliance Bancorp (a)	197,572	6,437
Virgin America Inc (a)	54,289	1,674			$70,070
		$4,988
			Beverages - 0.04%
Apparel - 0.89%			Boston Beer Co Inc/The (a)	1,946	349
Cherokee Inc (a)	1,576	26	Coca-Cola Bottling Co Consolidated	564	99
Columbia Sportswear Co	34,638	1,912	Farmer Brothers Co (a)	1,484	41
Deckers Outdoor Corp (a)	2,494	123	MGP Ingredients Inc	1,896	43
G-III Apparel Group Ltd (a)	80,408	3,969	National Beverage Corp (a)	1,939	80
Oxford Industries Inc	37,902	2,648			$612
Sequential Brands Group Inc (a)	149,712	964
Steven Madden Ltd (a)	82,874	2,676	Biotechnology - 4.20%
Superior Uniform Group Inc	1,600	28	Abeona Therapeutics Inc (a)	1,748	5
Unifi Inc (a)	406	10	Acceleron Pharma Inc (a)	83,443	2,562
Vince Holding Corp (a)	3,077	16	Achillion Pharmaceuticals Inc (a)	20,430	138
			Acorda Therapeutics Inc (a)	6,837	252
Weyco Group Inc	290	8	Aduro Biotech Inc (a)	1,411	20
Wolverine World Wide Inc	13,693	231	Advaxis Inc (a)	5,127	35
		$12,611	Aegerion Pharmaceuticals Inc (a)	4,243	30
Automobile Manufacturers - 0.01%			Affimed NV (a)	2,587	9
Blue Bird Corp (a)	1,494	15	Agenus Inc (a)	10,379	33
Wabash National Corp (a)	16,414	181	Alder Biopharmaceuticals Inc (a)	201,850	4,880
		$196	AMAG Pharmaceuticals Inc (a)	5,997	137
			ANI Pharmaceuticals Inc (a)	1,607	51
Automobile Parts & Equipment - 0.27%			Applied Genetic Technologies Corp/DE (a)	47,467	694
Accuride Corp (a)	12,885	11
			Aratana Therapeutics Inc (a)	4,543	15
American Axle & Manufacturing Holdings Inc	17,204	221	Ardelyx Inc (a)	2,812	29
(a)
			Arena Pharmaceuticals Inc (a)	42,345	64
Commercial Vehicle Group Inc (a)	7,101	22
			ARIAD Pharmaceuticals Inc (a)	29,418	148
Cooper Tire & Rubber Co	2,636	96	Asterias Biotherapeutics Inc (a)	1,774	6
Cooper-Standard Holding Inc (a)	972	67
			Atara Biotherapeutics Inc (a)	2,905	53
Dana Holding Corp	18,259	217	Avalanche Biotechnologies Inc (a)	3,307	20
Dorman Products Inc (a)	3,526	153
			Bellicum Pharmaceuticals Inc (a)	1,400	16
Douglas Dynamics Inc	1,226	24	BioCryst Pharmaceuticals Inc (a)	10,199	71
Gentherm Inc (a)	4,778	191
			BioTime Inc (a)	9,659	23
Horizon Global Corp (a)	560	5
			Bluebird Bio Inc (a)	33,671	1,393
Meritor Inc (a)	10,413	71
			Blueprint Medicines Corp (a)	1,585	25
Metaldyne Performance Group Inc	1,672	20	Cambrex Corp (a)	7,032	244
Miller Industries Inc/TN	458	10	Celldex Therapeutics Inc (a)	15,671	130
Motorcar Parts of America Inc (a)	3,078	106
			Cellular Biomedicine Group Inc (a)	1,664	23
Strattec Security Corp	192	9	Charles River Laboratories International Inc (a)	142,298	10,563
Tenneco Inc (a)	11,478	439

Titan International Inc	1,122	3	ChemoCentryx Inc (a)	4,732	18
Tower International Inc	2,362	55	Coherus Biosciences Inc (a)	59,965	795
Visteon Corp	30,400	2,033	Corium International Inc (a)	2,547	15
		$3,753	CTI BioPharma Corp (a)	37,293	47
Banks - 4.95%			Curis Inc (a)	18,817	31
Ameris Bancorp	23,560	682	Cytokinetics Inc (a)	3,035	23
Bank of the Ozarks Inc	143,464	6,361	CytomX Therapeutics Inc (a)	1,182	19
BNC Bancorp	825	19	CytRx Corp (a)	11,197	21

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Biotechnology (continued)			Biotechnology (continued)
Dermira Inc (a)	1,141	$32	XBiotech Inc (a)	681	$6
Dimension Therapeutics Inc (a)	864	7	XOMA Corp (a)	12,800	13
Dynavax Technologies Corp (a)	6,426	155	ZIOPHARM Oncology Inc (a)	111,332	553
Edge Therapeutics Inc (a)	1,239	14			$59,452
Emergent BioSolutions Inc (a)	3,762	138
Epizyme Inc (a)	5,023	46	Building Materials - 1.27%
Esperion Therapeutics Inc (a)	54,578	812	AAON Inc	5,460	118
Exact Sciences Corp (a)	16,852	111	Apogee Enterprises Inc	101,321	4,030
			Boise Cascade Co (a)	7,502	155
Exelixis Inc (a)	39,123	181
			Builders FirstSource Inc (a)	9,215	74
Fibrocell Science Inc (a)	4,420	11
			Continental Building Products Inc (a)	5,733	86
Five Prime Therapeutics Inc (a)	3,955	142
Foundation Medicine Inc (a)	2,016	29	Drew Industries Inc	3,202	184
			Headwaters Inc (a)	82,556	1,318
Galena Biopharma Inc (a)	27,360	18
			Louisiana-Pacific Corp (a)	17,437	274
Genocea Biosciences Inc (a)	3,666	11
			Masonite International Corp (a)	4,017	223
Geron Corp (a)	26,081	80
			NCI Building Systems Inc (a)	5,239	54
Halozyme Therapeutics Inc (a)	18,569	163
			Nortek Inc (a)	1,734	68
Idera Pharmaceuticals Inc (a)	13,217	26
			Patrick Industries Inc (a)	2,363	83
ImmunoGen Inc (a)	14,963	127
			PGT Inc (a)	126,540	1,240
Immunomedics Inc (a)	15,031	28
			Ply Gem Holdings Inc (a)	4,390	44
Incyte Corp (a)	46,298	3,267
Infinity Pharmaceuticals Inc (a)	8,458	53	Quanex Building Products Corp	696	13
Innoviva Inc	9,840	99	Simpson Manufacturing Co Inc	1,520	50
			Summit Materials Inc (a)	369,242	5,859
Inovio Pharmaceuticals Inc (a)	11,212	75
			Trex Co Inc (a)	106,584	4,003
Insmed Inc (a)	110,043	1,453
			US Concrete Inc (a)	2,667	121
Intercept Pharmaceuticals Inc (a)	10,048	1,067
Intrexon Corp (a)	66,516	1,938			$17,997
Karyopharm Therapeutics Inc (a)	3,907	24	Chemicals - 0.81%
Kite Pharma Inc (a)	5,048	240	A Schulman Inc	4,777	121
Lexicon Pharmaceuticals Inc (a)	63,010	642	Aceto Corp	4,782	109
Ligand Pharmaceuticals Inc (a)	3,072	307	American Vanguard Corp	1,017	11
Lion Biotechnologies Inc (a)	7,788	47	Balchem Corp	5,972	335
MacroGenics Inc (a)	78,387	1,577	Calgon Carbon Corp	3,193	52
Medicines Co/The (a)	76,968	2,660	Chemtura Corp (a)	8,912	234
Merrimack Pharmaceuticals Inc (a)	19,046	118	Ferro Corp (a)	13,161	122
Momenta Pharmaceuticals Inc (a)	10,607	132	Hawkins Inc	502	19
Myriad Genetics Inc (a)	12,119	472	HB Fuller Co	6,706	250
NeoGenomics Inc (a)	10,343	71	KMG Chemicals Inc	1,943	45
NewLink Genetics Corp (a)	3,644	89	Koppers Holdings Inc (a)	3,907	66
Nivalis Therapeutics Inc (a)	764	4	Landec Corp (a)	1,401	17
Novavax Inc (a)	46,794	241	Minerals Technologies Inc	6,558	269
Ocata Therapeutics Inc (a)	6,305	53	Olin Corp	14,576	247
Omeros Corp (a)	150,051	1,619	OMNOVA Solutions Inc (a)	5,759	30
Oncocyte Corp (a)	482	2	PolyOne Corp	331,141	8,960
OncoMed Pharmaceuticals Inc (a)	2,861	26	Quaker Chemical Corp	2,196	165
Oncothyreon Inc (a)	16,119	21	Rentech Inc (a)	4,004	8
Organovo Holdings Inc (a)	15,390	30	Sensient Technologies Corp	4,007	239
Otonomy Inc (a)	95,750	1,428	Stepan Co	2,600	117
OvaScience Inc (a)	3,970	22	Univar Inc (a)	3,688	47
Pacific Biosciences of California Inc (a)	11,057	118	Valhi Inc	1,645	2
Paratek Pharmaceuticals Inc (a)	2,215	32
Peregrine Pharmaceuticals Inc (a)	31,459	31			$11,465
Pfenex Inc (a)	2,759	24	Coal - 0.00%
Prothena Corp PLC (a)	86,232	3,358	Hallador Energy Co	1,104	6
PTC Therapeutics Inc (a)	136,056	3,241	SunCoke Energy Inc	9,532	36
REGENXBIO Inc (a)	1,191	17			$42
Repligen Corp (a)	54,025	1,197
Retrophin Inc (a)	6,137	92	Commercial Services - 8.47%
			Advisory Board Co/The (a)	173,480	7,940
Rigel Pharmaceuticals Inc (a)	11,586	32
			Alarm.com Holdings Inc (a)	105,247	1,700
RTI Surgical Inc (a)	10,473	34
			Albany Molecular Research Inc (a)	4,794	78
Sage Therapeutics Inc (a)	61,520	2,065
			AMN Healthcare Services Inc (a)	64,904	1,828
Sangamo BioSciences Inc (a)	12,146	73
			ARC Document Solutions Inc (a)	8,630	32
Second Sight Medical Products Inc (a)	2,594	12
			Arrowhead Research Corp (a)	5,526	19
Sequenom Inc (a)	23,756	38
			Ascent Capital Group Inc (a)	54,787	624
Spark Therapeutics Inc (a)	1,362	38
Spectrum Pharmaceuticals Inc (a)	3,038	15	Barrett Business Services Inc	1,435	56
Stemline Therapeutics Inc (a)	438	2	Booz Allen Hamilton Holding Corp	35,800	1,013
			Bright Horizons Family Solutions Inc (a)	340,585	23,899
Tobira Therapeutics Inc (a)	406	3
Tokai Pharmaceuticals Inc (a)	651	4	Brink's Co/The	6,487	191
Trovagene Inc (a)	5,006	18	Capella Education Co	2,270	100
			Cardtronics Inc (a)	5,978	184
Ultragenyx Pharmaceutical Inc (a)	104,465	5,867
			Care.com Inc (a)	1,244	7
Veracyte Inc (a)	3,000	19
Verastem Inc (a)	748	1	Carriage Services Inc	768	17
Versartis Inc (a)	311	3	CEB Inc	99,361	5,861
			Cimpress NV (a)	81,044	6,363

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Computers (continued)
Collectors Universe Inc	1,648	$25	NetScout Systems Inc (a)	6,349	$137
CorVel Corp (a)	1,694	77	Qualys Inc (a)	6,770	176
CoStar Group Inc (a)	61,964	10,867	RealD Inc (a)	7,530	78
CPI Card Group Inc (a)	3,004	25	Science Applications International Corp	10,022	427
Cross Country Healthcare Inc (a)	40,796	588	Silicon Graphics International Corp (a)	6,297	37
Deluxe Corp	5,676	317	Silver Spring Networks Inc (a)	6,702	77
Euronet Worldwide Inc (a)	10,212	815	Super Micro Computer Inc (a)	75,410	2,246
EVERTEC Inc	16,781	231	Syntel Inc (a)	7,323	347
ExamWorks Group Inc (a)	5,471	150	TeleTech Holdings Inc	1,894	51
Forrester Research Inc	2,046	65	Unisys Corp (a)	5,940	58
Franklin Covey Co (a)	451	8	Varonis Systems Inc (a)	1,662	31
FTI Consulting Inc (a)	1,738	59	VeriFone Systems Inc (a)	117,456	2,747
Global Payments Inc	53,455	3,151	Virtusa Corp (a)	3,949	177
Grand Canyon Education Inc (a)	6,261	236	Vocera Communications Inc (a)	3,497	50
Great Lakes Dredge & Dock Corp (a)	1,690	6			$37,751
Hackett Group Inc/The	4,723	70
Healthcare Services Group Inc	174,305	6,165	Consumer Products - 0.05%
			Central Garden & Pet Co - A Shares (a)	1,261	18
HealthEquity Inc (a)	8,540	184
			Helen of Troy Ltd (a)	2,665	238
Heartland Payment Systems Inc	88,317	8,132	Tumi Holdings Inc (a)	7,452	129
Heidrick & Struggles International Inc	348	9
HMS Holdings Corp (a)	20,029	241	WD-40 Co	3,333	344
Huron Consulting Group Inc (a)	367	21			$729
INC Research Holdings Inc (a)	2,445	103	Cosmetics & Personal Care - 0.00%
Insperity Inc	2,590	116	Inter Parfums Inc	1,365	37
Kforce Inc	148,988	3,323	Revlon Inc (a)	639	19
Korn/Ferry International	103,360	3,185			$56
Landauer Inc	1,922	59
LendingTree Inc (a)	61,062	4,499	Distribution & Wholesale - 1.38%
Liberty Tax Inc	1,247	27	Beacon Roofing Supply Inc (a)	3,074	125
LifeLock Inc (a)	12,456	149	Core-Mark Holding Co Inc	1,596	130
Matthews International Corp	51,336	2,562	H&E Equipment Services Inc	377,946	4,403
Medifast Inc	2,092	61	Pool Corp	139,832	11,816
Monro Muffler Brake Inc	4,222	278	Rentrak Corp (a)	68,532	3,047
Multi-Color Corp	1,675	106			$19,521
National Research Corp	1,941	29
Neff Corp (a)	1,717	9	Diversified Financial Services - 1.54%
			Altisource Portfolio Solutions SA (a)	2,450	71
Nutrisystem Inc	55,676	1,102	BGC Partners Inc	24,410	223
On Assignment Inc (a)	10,052	388
			Blackhawk Network Holdings Inc (a)	11,736	442
PAREXEL International Corp (a)	28,148	1,801
Paylocity Holding Corp (a)	171,862	5,348	Cohen & Steers Inc	3,675	111
			CoreLogic Inc/United States (a)	119,069	4,251
Resources Connection Inc	1,576	24	Cowen Group Inc (a)	1,670	5
RPX Corp (a)	1,779	21
ServiceSource International Inc (a)	7,310	28	Diamond Hill Investment Group Inc	550	93
			Ellie Mae Inc (a)	6,355	444
Sotheby's	12,002	282	Encore Capital Group Inc (a)	829	19
SP Plus Corp (a)	3,009	68
			Enova International Inc (a)	4,180	23
Strayer Education Inc (a)	908	48
Team Health Holdings Inc (a)	170,137	6,954	Evercore Partners Inc - Class A	4,606	208
Team Inc (a)	132,931	3,190	Financial Engines Inc	6,906	186
			GAIN Capital Holdings Inc	1,093	8
Travelport Worldwide Ltd	9,919	108
TriNetGroup Inc (a)	7,006	104	GAMCO Investors Inc	1,210	35
TrueBlue Inc (a)	9,461	216	Greenhill & Co Inc	5,194	123
United Rentals Inc (a)	53,599	2,568	Houlihan Lokey Inc	171,733	4,147
			Impac Mortgage Holdings Inc (a)	1,407	19
Vectrus Inc (a)	2,076	41
			INTL. FCStone Inc (a)	742	21
Volt Information Sciences Inc (a)	1,589	12
Weight Watchers International Inc (a)	4,900	62	Investment Technology Group Inc	910	16
WEX Inc (a)	23,666	1,718	Janus Capital Group Inc	5,192	65
			KCG Holdings Inc (a)	1,047	11
		$119,943	MarketAxess Holdings Inc	4,948	575
Computers - 2.66%			Medley Management Inc	1,161	7
Barracuda Networks Inc (a)	1,744	18	Moelis & Co	2,852	73
Cray Inc (a)	5,416	213	OM Asset Management PLC	4,650	53
Datalink Corp (a)	1,251	9	On Deck Capital Inc (a)	2,051	16
Diebold Inc	12,849	356	PennyMac Financial Services Inc (a)	484	6
Electronics For Imaging Inc (a)	213,116	8,819	PRA Group Inc (a)	9,253	275
EPAM Systems Inc (a)	68,313	5,117	Pzena Investment Management Inc	2,778	21
ExlService Holdings Inc (a)	7,438	325	Regional Management Corp (a)	343	5
Fleetmatics Group PLC (a)	8,628	375	Stifel Financial Corp (a)	119,124	3,986
Genpact Ltd (a)	339,056	8,110	Stonegate Mortgage Corp (a)	451	2
Globant SA (a)	2,957	90	Virtu Financial Inc	108,124	2,454
Immersion Corp (a)	5,430	46	Virtus Investment Partners Inc	94	8
Luxoft Holding Inc (a)	4,413	331	WageWorks Inc (a)	80,521	3,603
Manhattan Associates Inc (a)	14,428	832	Westwood Holdings Group Inc	1,433	68
MAXIMUS Inc	117,628	6,278	WisdomTree Investments Inc	15,181	182
MTS Systems Corp	3,622	193

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Entertainment (continued)
World Acceptance Corp (a)	856	$25	SeaWorld Entertainment Inc	9,028	$172
		$21,880	Vail Resorts Inc	19,493	2,437

Electric - 0.01%					$12,736
Genie Energy Ltd	493	4	Environmental Control - 1.34%
Ormat Technologies Inc	2,695	96	Casella Waste Systems Inc (a)	1,731	10
Spark Energy Inc	445	12	Heritage-Crystal Clean Inc (a)	444	4
		$112	MSA Safety Inc	2,481	106
			US Ecology Inc	2,881	98
Electrical Components & Equipment - 0.41%			Waste Connections Inc	314,012	18,832
Advanced Energy Industries Inc (a)	2,935	82
Belden Inc	8,288	354			$19,050
Encore Wire Corp	4,028	150	Food - 1.05%
EnerSys	3,023	146	Amplify Snack Brands Inc (a)	1,621	18
Generac Holdings Inc (a)	12,827	365	B&G Foods Inc	7,303	266
General Cable Corp	8,363	98	Blue Buffalo Pet Products Inc (a)	41,300	703
Insteel Industries Inc	3,168	78	Calavo Growers Inc	1,954	101
Littelfuse Inc	3,997	407	Cal-Maine Foods Inc	7,349	371
PowerSecure International Inc (a)	954	11	Chefs' Warehouse Inc/The (a)	310,115	4,078
Universal Display Corp (a)	84,849	4,166	Dean Foods Co	9,134	183
		$5,857	Diamond Foods Inc (a)	3,309	122
			Fairway Group Holdings Corp (a)	4,759	2
Electronics - 1.30%			Fresh Market Inc/The (a)	12,228	234
Allied Motion Technologies Inc	1,375	27	Ingles Markets Inc	807	31
Applied Optoelectronics Inc (a)	54,711	895
			J&J Snack Foods Corp	1,982	214
Badger Meter Inc	1,913	107	John B Sanfilippo & Son Inc	448	27
Coherent Inc (a)	6,696	517
			Lancaster Colony Corp	2,737	278
ESCO Technologies Inc	176,134	6,064	Lifeway Foods Inc (a)	964	12
FARO Technologies Inc (a)	19,483	500
			Performance Food Group Co (a)	1,836	43
FEI Co	5,524	400	Seaboard Corp (a)	6	17
Fluidigm Corp (a)	5,768	39
IMAX Corp (a)	8,035	250	Snyder's-Lance Inc	27,498	868
Imprivata Inc (a)	107,595	1,254	Tootsie Roll Industries Inc	1,325	44
			TreeHouse Foods Inc (a)	89,459	7,099
Mesa Laboratories Inc	559	58	United Natural Foods Inc (a)	6,119	214
Methode Electronics Inc	9,024	235			$14,925
Newport Corp (a)	2,842	43
NVE Corp	494	25	Forest Products & Paper - 0.03%
OSI Systems Inc (a)	1,650	90	Clearwater Paper Corp (a)	3,255	127
Plexus Corp (a)	3,642	127	Neenah Paper Inc	2,291	138
Rofin-Sinar Technologies Inc (a)	882	23	Orchids Paper Products Co	570	17
Rogers Corp (a)	1,991	95	Schweitzer-Mauduit International Inc	1,920	81
Sparton Corp (a)	1,253	21			$363
Stoneridge Inc (a)	5,457	62
TASER International Inc (a)	7,082	109	Hand & Machine Tools - 0.45%
Woodward Inc	159,484	7,367	Franklin Electric Co Inc	9,087	248
ZAGG Inc (a)	5,343	49	Lincoln Electric Holdings Inc	112,195	5,973
			Milacron Holdings Corp (a)	6,890	88
		$18,357
					$6,309
Energy - Alternate Sources - 0.10%
Canadian Solar Inc (a)	65,500	1,321	Healthcare - Products - 5.61%
Solazyme Inc (a)	14,961	25	Abaxis Inc	2,990	130
			ABIOMED Inc (a)	5,548	473
TerraForm Global Inc	1,548	6	Accelerate Diagnostics Inc (a)	4,085	61
Vivint Solar Inc (a)	2,168	18
			Accuray Inc (a)	14,707	78
		$1,370	Affymetrix Inc (a)	7,378	104
Engineering & Construction - 0.93%			Align Technology Inc (a)	161,027	10,651
Argan Inc	2,201	66	Analogic Corp	915	68
Comfort Systems USA Inc	7,769	220	AtriCure Inc (a)	175,031	3,060
Dycom Industries Inc (a)	166,377	11,025	Atrion Corp	266	100
Exponent Inc	3,261	167	BioTelemetry Inc (a)	5,374	51
Mistras Group Inc (a)	1,914	43	Cantel Medical Corp	50,540	3,000
NV5 Global Inc (a)	1,114	21	Cardiovascular Systems Inc (a)	5,889	50
Primoris Services Corp	3,466	71	Cepheid (a)	78,163	2,302
Tutor Perini Corp (a)	122,680	1,621	Cerus Corp (a)	14,821	80
		$13,234	ConforMIS Inc (a)	1,842	20
			Cutera Inc (a)	2,140	24
Entertainment - 0.90%			Cynosure Inc (a)	69,220	2,506
AMC Entertainment Holdings Inc	498	11	EndoChoice Holdings Inc (a)	1,309	8
Churchill Downs Inc	2,609	360	Endologix Inc (a)	12,460	89
Eldorado Resorts Inc (a)	3,042	31
			Entellus Medical Inc (a)	1,160	19
Isle of Capri Casinos Inc (a)	4,241	54
			GenMark Diagnostics Inc (a)	7,994	42
Marriott Vacations Worldwide Corp	3,491	172	Genomic Health Inc (a)	3,105	89
National CineMedia Inc	485,119	7,587	Glaukos Corp (a)	114,773	1,874
Penn National Gaming Inc (a)	107,908	1,525
			Globus Medical Inc (a)	14,003	349
Pinnacle Entertainment Inc (a)	12,245	374
			Haemonetics Corp (a)	6,014	190
Reading International Inc (a)	1,199	13

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Healthcare - Services (continued)
HeartWare International Inc (a)	3,178	$128	Select Medical Holdings Corp	22,759	$217
Henry Schein Inc (a)	66,900	10,131	Surgery Partners Inc (a)	1,978	32
ICU Medical Inc (a)	2,154	207	Surgical Care Affiliates Inc (a)	27,280	1,164
IDEXX Laboratories Inc (a)	105,390	7,392	Teladoc Inc (a)	264,382	4,294
Inogen Inc (a)	2,926	97	US Physical Therapy Inc	2,313	118
Insulet Corp (a)	7,550	251	WellCare Health Plans Inc (a)	88,164	6,698
Integra LifeSciences Holdings Corp (a)	2,994	184			$48,263
InVivo Therapeutics Holdings Corp (a)	4,776	21
Invuity Inc (a)	1,136	9	Holding Companies - Diversified - 0.00%
			HRG Group Inc (a)	4,597	56
iRadimed Corp (a)	854	17
K2M Group Holdings Inc (a)	412,336	5,859	Resource America Inc	584	2
Lantheus Holdings Inc (a)	4,712	10			$58
LDR Holding Corp (a)	33,744	620	Home Builders - 0.27%
LeMaitre Vascular Inc	1,248	18	CalAtlantic Group Inc	45,783	1,488
LivaNova PLC (a)	4,128	231	Cavco Industries Inc (a)	1,863	156
Luminex Corp (a)	3,290	63	Century Communities Inc (a)	506	8
Masimo Corp (a)	9,119	335	Installed Building Products Inc (a)	95,520	1,990
Medgenics Inc (a)	3,802	14	LGI Homes Inc (a)	902	20
Meridian Bioscience Inc	8,940	172	M/I Homes Inc (a)	989	18
MiMedx Group Inc (a)	18,877	157	MDC Holdings Inc	1,806	39
NanoString Technologies Inc (a)	2,571	36	Meritage Homes Corp (a)	340	11
Natus Medical Inc (a)	7,144	252	New Home Co Inc/The (a)	615	6
Navidea Biopharmaceuticals Inc (a)	20,223	17	TRI Pointe Group Inc (a)	1,184	13
Neovasc Inc (a)	387,809	1,326	William Lyon Homes (a)	589	6
Nevro Corp (a)	146,658	9,062	Winnebago Industries Inc	4,626	81
Novadaq Technologies Inc (a)	154,106	1,697
NuVasive Inc (a)	64,830	2,990			$3,836
NxStage Medical Inc (a)	8,388	159	Home Furnishings - 0.58%
OraSure Technologies Inc (a)	1,989	11	American Woodmark Corp (a)	2,848	196
Oxford Immunotec Global PLC (a)	3,874	45	Bassett Furniture Industries Inc	1,161	35
Penumbra Inc (a)	42,315	1,811	Daktronics Inc	1,709	14
Quidel Corp (a)	2,497	43	DTS Inc/CA (a)	2,935	65
Rockwell Medical Inc (a)	8,785	55	Hooker Furniture Corp	371	11
SeaSpine Holdings Corp (a)	1,040	15	iRobot Corp (a)	2,516	85
Sientra Inc (a)	2,048	17	La-Z-Boy Inc	6,042	130
Sirona Dental Systems Inc (a)	58,887	6,259	Select Comfort Corp (a)	6,974	147
STAAR Surgical Co (a)	7,818	51	Skullcandy Inc (a)	1,701	5
STERIS PLC	45,959	3,182	Tempur Sealy International Inc (a)	120,433	7,267
SurModics Inc (a)	782	16	TiVo Inc (a)	12,945	103
T2 Biosystems Inc (a)	1,841	16	Universal Electronics Inc (a)	2,229	112
Tandem Diabetes Care Inc (a)	3,471	31	VOXX International Corp (a)	1,382	6
TransEnterix Inc (a)	1,469	4			$8,176
Utah Medical Products Inc	814	46	Housewares - 0.00%
Vascular Solutions Inc (a)	3,291	90
West Pharmaceutical Services Inc	9,562	547	Libbey Inc	3,811	61
Wright Medical Group NV (a)	6,170	123
Zeltiq Aesthetics Inc (a)	7,610	177	Insurance - 0.11%
		$79,412	Ambac Financial Group Inc (a)	964	13
			Atlas Financial Holdings Inc (a)	45,956	801
Healthcare - Services - 3.41%			Crawford & Co	1,795	8
AAC Holdings Inc (a)	1,704	31
			Employers Holdings Inc	5,458	136
Acadia Healthcare Co Inc(a)	181,081	11,051	Essent Group Ltd (a)	11,268	202
Addus HomeCare Corp (a)	479	10
Adeptus Health Inc (a)	23,805	1,123	HCI Group Inc	290	10
Air Methods Corp (a)	8,214	320	Heritage Insurance Holdings Inc	2,942	58
			Maiden Holdings Ltd	1,305	17
Alliance HealthCare Services Inc(a)	1,127	8	MGIC Investment Corp (a)	20,261	134
Amedisys Inc (a)	5,397	193
Amsurg Corp (a)	91,337	6,685	National General Holdings Corp	3,210	63
Capital Senior Living Corp (a)	5,530	101	National Interstate Corp	440	11
			State National Cos Inc	799	8
Chemed Corp	2,265	318	Third Point Reinsurance Ltd (a)	763	9
Civitas Solutions Inc (a)	2,349	57	Trupanion Inc (a)	3,217	27
Ensign Group Inc/The	6,318	142	Universal Insurance Holdings Inc	5,816	109
Genesis Healthcare Inc (a)	6,598	12
					$1,606
HealthSouth Corp	12,161	435
ICON PLC (a)	95,614	6,317	Internet - 3.53%
Invitae Corp (a)	1,238	9	1-800-Flowers.com Inc (a)	4,777	34
Laboratory Corp of America Holdings (a)	18,729	2,104	8x8 Inc (a)	501,239	6,296
LHC Group Inc (a)	339	13	Angie's List Inc (a)	8,560	73
Molina Healthcare Inc (a)	21,291	1,169	Bankrate Inc (a)	77,800	890
Natera Inc (a)	1,522	13	Blue Nile Inc (a)	2,239	78
Nobilis Health Corp (a)	8,996	19	Boingo Wireless Inc (a)	3,638	22
Premier Inc (a)	170,713	5,453	ChannelAdvisor Corp (a)	133,907	1,637
Providence Service Corp/The (a)	2,554	113	Chegg Inc (a)	324,020	1,879
RadNet Inc (a)	7,274	44	Cogent Communications Holdings Inc	375,646	12,550

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet (continued)			Lodging (continued)
comScore Inc (a)	4,588	$177	Morgans Hotel Group Co (a)	2,780	$5
Connecture Inc (a)	3,933	9			$7,547
Criteo SA ADR(a)	42,405	1,254
DHI Group Inc (a)	3,606	34	Machinery - Construction & Mining - 0.00%
Endurance International Group Holdings Inc	10,677	98	Hyster-Yale Materials Handling Inc	575	30
(a)
ePlus Inc (a)	138	13	Machinery - Diversified - 1.43%
Expedia Inc	42,581	4,302	Albany International Corp	500	17
Global Eagle Entertainment Inc (a)	284,355	2,872	Altra Industrial Motion Corp	3,945	89
GrubHub Inc (a)	10,002	189	Applied Industrial Technologies Inc	4,013	154
HealthStream Inc (a)	4,724	103	DXP Enterprises Inc (a)	1,016	16
Internap Corp (a)	10,123	39	Gorman-Rupp Co/The	929	24
Intralinks Holdings Inc (a)	4,420	36	IDEX Corp	195,020	14,141
j2 Global Inc	9,644	699	Kadant Inc	485	19
Lands' End Inc (a)	578	13	Lindsay Corp	1,326	93
Lionbridge Technologies Inc (a)	12,882	60	Middleby Corp/The (a)	41,572	3,756
Marketo Inc (a)	6,266	119	Power Solutions International Inc (a)	878	11
NIC Inc	15,994	317	Tennant Co	34,848	1,885
Overstock.com Inc (a)	2,337	28	Xerium Technologies Inc (a)	2,387	21
Pandora Media Inc (a)	256,461	2,493			$20,226
Perficient Inc (a)	4,632	88
Q2 Holdings Inc (a)	3,677	80	Media - 0.34%
Rapid7 Inc (a)	1,174	15	AMC Networks Inc (a)	29,900	2,177
Reis Inc	1,289	29	Central European Media Enterprises Ltd (a)	11,495	30
RetailMeNot Inc (a)	1,134	10	Crown Media Holdings Inc (a)	6,475	29
RingCentral Inc (a)	465,636	10,160	Entravision Communications Corp	11,287	84
Rubicon Project Inc/The (a)	4,920	66	EW Scripps Co/The	5,022	95
Shutterfly Inc (a)	2,977	124	Gray Television Inc (a)	88,978	1,171
Shutterstock Inc (a)	3,632	105	Hemisphere Media Group Inc (a)	509	7
Stamps.com Inc (a)	3,375	317	Houghton Mifflin Harcourt Co (a)	1,250	22
Textura Corp (a)	3,667	58	New York Times Co/The	8,954	118
Travelzoo Inc (a)	2,216	18	Nexstar Broadcasting Group Inc	11,618	525
TrueCar Inc (a)	8,671	56	Sinclair Broadcast Group Inc	13,298	439
VASCO Data Security International Inc (a)	5,582	87	Tribune Publishing Co	2,820	26
VirnetX Holding Corp (a)	8,039	32	World Wrestling Entertainment Inc	5,530	99
Wayfair Inc (a)	2,682	121			$4,822
Web.com Group Inc (a)	5,813	110
WebMD Health Corp (a)	8,236	421	Metal Fabrication & Hardware - 0.49%
			Advanced Drainage Systems Inc	4,463	101
Wix.com Ltd(a)	3,556	73	Furmanite Corp (a)	6,126	32
XO Group Inc (a)	5,127	76
Zendesk Inc (a)	69,502	1,529	Global Brass & Copper Holdings Inc	3,695	77
			Haynes International Inc	339	11
Zix Corp(a)	12,085	54	Lawson Products Inc/DE (a)	941	18
		$49,943	Mueller Industries Inc	8,614	219
Investment Companies - 0.00%			Mueller Water Products Inc - Class A	21,344	175
6D Global Technologies Inc (a),(b)	2,549	7	NN Inc	5,115	62
Real Industry Inc (a)	3,276	21	Omega Flex Inc	671	20
			RBC Bearings Inc (a)	85,321	5,062
		$28	Rexnord Corp (a)	20,099	329
Iron & Steel - 0.01%			Sun Hydraulics Corp	4,125	105
Ryerson Holding Corp (a)	1,589	5	Valmont Industries Inc	6,546	698
Worthington Industries Inc	3,383	104			$6,909
		$109
			Mining - 0.03%
Leisure Products & Services - 1.56%			Century Aluminum Co (a)	1,298	6
Black Diamond Inc (a)	383,650	1,742	Energy Fuels Inc/Canada (a)	4,901	11
ClubCorp Holdings Inc	8,079	97	Ferroglobe PLC	11,916	101
Escalade Inc	845	10	Kaiser Aluminum Corp	1,460	114
Fox Factory Holding Corp (a)	3,409	50	Stillwater Mining Co (a)	4,997	33
Liberty TripAdvisor Holdings Inc (a)	400,080	8,934	United States Lime & Minerals Inc	136	8
Lindblad Expeditions Holdings Inc (a)	289,619	2,902	US Silica Holdings Inc	7,099	132
Malibu Boats Inc (a)	57,788	755			$405
Marine Products Corp	2,906	23
MCBC Holdings Inc (a)	1,330	17	Miscellaneous Manufacturers - 1.99%
Nautilus Inc (a)	5,876	114	American Railcar Industries Inc	501	23
Planet Fitness Inc (a)	460,191	6,576	AZZ Inc	5,241	270
Qunar Cayman Islands Ltd ADR(a)	20,793	917	Carlisle Cos Inc	96,296	8,058
		$22,137	Chase Corp	1,245	57
			CLARCOR Inc	6,275	294
Lodging - 0.53%			Core Molding Technologies Inc (a)	1,943	21
Boyd Gaming Corp (a)	16,953	302	EnPro Industries Inc	1,811	80
Diamond Resorts International Inc (a)	380,293	7,005	FreightCar America Inc	1,364	26
Interval Leisure Group Inc	7,232	85	GP Strategies Corp (a)	2,509	61
La Quinta Holdings Inc (a)	12,489	141	Handy & Harman Ltd (a)	410	7
Monarch Casino & Resort Inc (a)	430	9	Harsco Corp	14,658	94

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturers (continued)			Pharmaceuticals (continued)
Hexcel Corp	399,596	$16,536	Array BioPharma Inc (a)	20,158	$ 62
Hillenbrand Inc	12,379	335	aTyr Pharma Inc (a)	1,021	5
John Bean Technologies Corp	3,877	178	Axovant Sciences Ltd (a)	2,152	34
Lydall Inc (a)	1,212	34	BioSpecifics Technologies Corp (a)	833	32
Myers Industries Inc	4,865	55	Cara Therapeutics Inc (a)	3,374	30
Park-Ohio Holdings Corp	1,688	48	Carbylan Therapeutics Inc (a)	2,529	6
Proto Labs Inc (a)	3,105	171	Catabasis Pharmaceuticals Inc (a)	684	5
Raven Industries Inc	925	14	Catalent Inc (a)	11,095	261
Smith & Wesson Holding Corp (a)	58,184	1,254	Catalyst Pharmaceuticals Inc (a)	12,745	24
Standex International Corp	2,282	165	Cempra Inc (a)	5,680	98
Sturm Ruger & Co Inc	4,199	247	Chiasma Inc (a)	100,597	1,036
Tredegar Corp	1,388	18	Chimerix Inc (a)	7,990	62
TriMas Corp (a)	2,310	40	Cidara Therapeutics Inc (a)	814	9
Trinseo SA (a)	2,298	55	Clovis Oncology Inc (a)	4,848	101
		$28,141	Concert Pharmaceuticals Inc (a)	2,667	41
			Corcept Therapeutics Inc (a)	12,660	46
Office & Business Equipment - 0.00%			CorMedix Inc (a)	5,894	11
Eastman Kodak Co (a)	3,071	28
			DBV Technologies SA ADR(a)	54,834	1,425
			Depomed Inc (a)	13,694	210
Office Furnishings - 0.37%			DexCom Inc (a)	91,461	6,520
Herman Miller Inc	12,343	316	Dicerna Pharmaceuticals Inc (a)	2,555	17
HNI Corp	9,183	312	Diplomat Pharmacy Inc (a)	368,747	10,034
Interface Inc	186,161	3,145	Durect Corp (a)	24,141	29
Knoll Inc	70,910	1,301	Dyax Corp - Rights (a),(b)	211,240	235
Steelcase Inc	18,425	235	Eagle Pharmaceuticals Inc/DE (a)	1,509	109
		$5,309	Enanta Pharmaceuticals Inc (a)	2,795	72
			FibroGen Inc (a)	24,501	497
Oil & Gas - 0.63%			Flamel Technologies SA ADR(a)	140,060	1,423
Carrizo Oil & Gas Inc (a)	402	11	Flexion Therapeutics Inc (a)	2,353	36
Delek US Holdings Inc	7,508	128	Foamix Pharmaceuticals Ltd (a)	4,332	28
Diamondback Energy Inc	12,600	952	Furiex Pharmaceuticals Inc - Rights (a),(b),(c)	1,398	—
Evolution Petroleum Corp	4,910	23	Global Blood Therapeutics Inc (a)	1,049	20
Fairmount Santrol Holdings Inc (a)	10,888	27	GW Pharmaceuticals PLC ADR(a)	27,134	1,361
Isramco Inc (a)	181	14	Heron Therapeutics Inc (a)	183,125	3,843
Magnum Hunter Resources Corp - Warrants	37,021	—	Heska Corp (a)	1,210	45
(a),(b),(c)			Ignyta Inc (a)	2,153	21
Matador Resources Co (a)	236,733	3,794	Immune Design Corp (a)	1,914	20
Newfield Exploration Co (a)	26,000	756	Impax Laboratories Inc (a)	57,932	2,170
Panhandle Oil and Gas Inc	1,524	22	Insys Therapeutics Inc (a)	4,091	71
Par Pacific Holdings Inc (a)	2,675	64	Intra-Cellular Therapies Inc (a)	22,338	828
Parsley Energy Inc (a)	78,548	1,513	Ironwood Pharmaceuticals Inc (a)	22,049	204
Rex Energy Corp (a)	127,963	95	Keryx Biopharmaceuticals Inc (a)	18,131	64
Synergy Resources Corp (a)	154,810	982	La Jolla Pharmaceutical Co (a)	2,396	42
Trecora Resources (a)	4,106	43	Lannett Co Inc (a)	6,569	168
Ultra Petroleum Corp (a)	13,199	30	MannKind Corp (a)	43,656	44
Western Refining Inc	13,501	444	Mirati Therapeutics Inc (a)	1,997	43
		$8,898	NantKwest Inc (a)	1,012	10
			Natural Grocers by Vitamin Cottage Inc (a)	1,704	31
Oil & Gas Services - 0.60%
Dril-Quip Inc (a)	70,339	4,125	Natural Health Trends Corp	1,624	32
ION Geophysical Corp (a)	4,566	2	Nektar Therapeutics (a)	17,451	238
Oil States International Inc (a)	153,180	4,324	Neogen Corp (a)	4,914	256
PHI Inc (a)	304	5	Neos Therapeutics Inc (a)	71,800	975
Thermon Group Holdings Inc (a)	935	16	Neurocrine Biosciences Inc (a)	158,718	6,754
			Northwest Biotherapeutics Inc (a)	7,919	17
		$8,472	Ophthotech Corp (a)	4,135	224
Packaging & Containers - 0.05%			Orexigen Therapeutics Inc (a)	17,312	32
AEP Industries Inc	775	65	Osiris Therapeutics Inc	2,946	21
Berry Plastics Group Inc (a)	13,171	410	Pacira Pharmaceuticals Inc/DE (a)	54,488	3,237
KapStone Paper and Packaging Corp	11,318	167	Pernix Therapeutics Holdings Inc (a)	10,455	23
Multi Packaging Solutions International Ltd (a)	2,419	36	PharMerica Corp (a)	32,900	977
		$678	Phibro Animal Health Corp	3,273	110
			Portola Pharmaceuticals Inc (a)	45,635	1,507
Pharmaceuticals - 5.88%			POZEN Inc (a)	6,041	40
ACADIA Pharmaceuticals Inc (a)	99,203	2,052
			PRA Health Sciences Inc (a)	4,573	197
Adamas Pharmaceuticals Inc (a)	159,364	2,732
			Prestige Brands Holdings Inc (a)	10,238	478
Aerie Pharmaceuticals Inc (a)	90,572	1,498
			Progenics Pharmaceuticals Inc (a)	12,026	50
Aimmune Therapeutics Inc (a)	159,346	2,180
			Proteon Therapeutics Inc (a)	1,304	12
Akorn Inc (a)	162,620	4,227
			Radius Health Inc (a)	57,867	1,854
Amicus Therapeutics Inc (a)	635,918	3,841
			Raptor Pharmaceutical Corp (a)	13,882	57
Amphastar Pharmaceuticals Inc (a)	4,307	52
			Regulus Therapeutics Inc (a)	4,786	28
Anacor Pharmaceuticals Inc (a)	69,786	5,242
			Relypsa Inc (a)	79,940	1,506
Anika Therapeutics Inc (a)	2,206	83
			Revance Therapeutics Inc (a)	3,406	71
Antares Pharma Inc (a)	32,053	39
			Sagent Pharmaceuticals Inc (a)	4,332	65
Anthera Pharmaceuticals Inc (a)	6,708	22

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Sarepta Therapeutics Inc (a)	7,829	$93	Urstadt Biddle Properties Inc	775	$16
SciClone Pharmaceuticals Inc (a)	9,605	77			$9,989
Seres Therapeutics Inc (a)	70,944	1,910
Sorrento Therapeutics Inc (a)	4,799	25	Retail - 7.02%
Sucampo Pharmaceuticals Inc (a)	4,943	63	American Eagle Outfitters Inc	332,686	4,871
			America's Car-Mart Inc/TX (a)	347	8
Supernus Pharmaceuticals Inc (a)	6,691	76
			Asbury Automotive Group Inc (a)	3,368	159
Synergy Pharmaceuticals Inc (a)	17,505	66
			Ascena Retail Group Inc (a)	4,015	30
Synta Pharmaceuticals Corp (a)	15,375	4
Synutra International Inc (a)	3,701	18	Big Lots Inc	10,024	389
			BJ's Restaurants Inc (a)	2,850	122
Teligent Inc (a)	8,072	58
TESARO Inc (a)	69,330	2,394	Bloomin' Brands Inc	24,250	428
			BMC Stock Holdings Inc (a)	6,648	96
Tetraphase Pharmaceuticals Inc (a)	7,273	40
TG Therapeutics Inc (a)	6,106	50	Bob Evans Farms Inc/DE	218	9
			Bojangles' Inc (a)	1,748	25
TherapeuticsMD Inc (a)	16,863	121
			Boot Barn Holdings Inc (a)	2,092	13
Threshold Pharmaceuticals Inc (a)	10,202	3
			Bravo Brio Restaurant Group Inc (a)	2,934	25
Trevena Inc (a)	5,545	40
USANA Health Sciences Inc (a)	1,034	131	Buckle Inc/The	3,766	107
			Buffalo Wild Wings Inc (a)	41,386	6,303
Vanda Pharmaceuticals Inc (a)	5,766	49
			Build-A-Bear Workshop Inc (a)	421	5
VCA Inc (a)	76,000	3,897
			Burlington Stores Inc (a)	91,663	4,925
Vitae Pharmaceuticals Inc (a)	2,243	22
Vital Therapies Inc (a)	3,660	33	Caleres Inc	2,647	71
			Carrols Restaurant Group Inc (a)	5,789	77
VIVUS Inc (a)	20,473	21
Voyager Therapeutics Inc (a)	887	9	Casey's General Stores Inc	7,230	873
vTv Therapeutics Inc (a)	935	7	Cato Corp/The	2,221	90
Xencor Inc (a)	159,877	1,730	Cheesecake Factory Inc/The	9,636	465
XenoPort Inc (a)	10,616	53	Chico's FAS Inc	19,078	198
Zafgen Inc (a)	2,788	19	Children's Place Inc/The	1,759	114
			Chuy's Holdings Inc (a)	135,737	4,641
Zogenix Inc (a)	4,684	44
		$83,265	Citi Trends Inc	373	8
			Container Store Group Inc/The (a)	2,894	12
Pipelines - 0.01%			Cracker Barrel Old Country Store Inc	2,389	313
SemGroup Corp	8,895	197	Dave & Buster's Entertainment Inc (a)	319,877	11,603
			Del Frisco's Restaurant Group Inc (a)	489	8
			Denny's Corp (a)	7,774	73
Private Equity - 0.07%			Destination XL Group Inc (a)	1,951	8
Fifth Street Asset Management Inc	1,409	3
			DineEquity Inc	2,085	177
GSV Capital Corp	165,539	1,006	Diversified Restaurant Holdings Inc (a)	86,789	153
		$1,009	Duluth Holdings Inc (a)	1,055	17
Real Estate - 0.09%			El Pollo Loco Holdings Inc (a)	2,563	31
Consolidated-Tomoka Land Co	259	12	Express Inc (a)	16,516	280
HFF Inc (a)	5,042	144	Fiesta Restaurant Group Inc (a)	3,556	129
Kennedy-Wilson Holdings Inc	1,121	23	Finish Line Inc/The	1,687	32
Marcus & Millichap Inc (a)	47,254	1,117	First Cash Financial Services Inc	3,464	123
		$1,296	Five Below Inc (a)	397,318	13,999
			Fogo De Chao Inc (a)	983	14
REITS - 0.71%			Francesca's Holdings Corp (a)	53,744	980
Alexander's Inc	261	95	Freshpet Inc (a)	393,992	2,340
American Assets Trust Inc	7,129	267	Group 1 Automotive Inc	1,724	92
American Campus Communities Inc	50,440	2,129	Habit Restaurants Inc/The (a)	2,168	44
American Farmland Co	58,579	341	Hibbett Sports Inc (a)	5,345	172
CareTrust REIT Inc	8,648	89	HSN Inc	4,326	204
CoreSite Realty Corp	5,050	324	Jack in the Box Inc	54,878	4,261
CubeSmart	24,428	764	Jamba Inc (a)	2,484	32
CyrusOne Inc	8,062	297	Kirkland's Inc	3,381	40
DuPont Fabros Technology Inc	5,334	177	Krispy Kreme Doughnuts Inc (a)	14,547	213
EastGroup Properties Inc	2,046	109	Lithia Motors Inc	90,451	6,926
Education Realty Trust Inc	50,010	1,954	MarineMax Inc (a)	99,517	1,683
Equity One Inc	2,928	81	Mattress Firm Holding Corp (a)	4,375	160
Inland Real Estate Corp	9,670	104	Men's Wearhouse Inc/The	8,521	117
LTC Properties Inc	1,494	67	Ollie's Bargain Outlet Holdings Inc (a)	280,200	6,262
National Health Investors Inc	3,037	184	Outerwall Inc	3,140	106
National Storage Affiliates Trust	3,965	69	Papa John's International Inc	85,590	4,087
Potlatch Corp	5,341	154	Papa Murphy's Holdings Inc (a)	1,856	18
PS Business Parks Inc	933	81	Party City Holdco Inc (a)	4,751	46
QTS Realty Trust Inc	5,350	247	PetMed Express Inc	3,954	71
RLJ Lodging Trust	10,102	185	Pier 1 Imports Inc	16,236	65
Ryman Hospitality Properties Inc	5,768	271	Popeyes Louisiana Kitchen Inc (a)	3,084	190
Sabra Health Care REIT Inc	1,271	23	Potbelly Corp (a)	4,266	46
Saul Centers Inc	1,570	80	PriceSmart Inc	44,864	3,434
Sovran Self Storage Inc	10,717	1,207	Red Robin Gourmet Burgers Inc (a)	52,854	3,263
Sun Communities Inc	2,053	137	Restoration Hardware Holdings Inc (a)	4,429	273
Universal Health Realty Income Trust	2,248	114	Ruth's Hospitality Group Inc	4,474	73
Urban Edge Properties	17,410	423	Shake Shack Inc (a)	932	32
			Sonic Corp	8,267	243

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Software (continued)
Sportsman's Warehouse Holdings Inc (a)	1,701	$22	CommVault Systems Inc (a)	6,020	$226
Texas Roadhouse Inc	9,312	343	Computer Programs & Systems Inc	2,124	112
Tile Shop Holdings Inc (a)	447,524	6,762	Constant Contact Inc (a)	4,259	135
Tilly's Inc (a)	119,861	778	Cornerstone OnDemand Inc (a)	75,275	2,310
Tuesday Morning Corp (a)	6,623	37	CSG Systems International Inc	8,238	288
Vitamin Shoppe Inc (a)	1,858	57	Cvent Inc (a)	4,341	115
Wingstop Inc (a)	1,115	27	Demandware Inc (a)	114,565	4,860
Winmark Corp	457	43	Ebix Inc	7,282	248
Zoe's Kitchen Inc (a)	171,677	4,769	Envestnet Inc (a)	146,974	3,446
Zumiez Inc (a)	2,924	53	Epiq Systems Inc	2,651	33
		$99,388	Everyday Health Inc (a)	74,587	343
			Evolent Health Inc (a)	2,403	24
Savings & Loans - 0.32%			Fair Isaac Corp	51,838	4,954
BofI Holding Inc (a)	162,089	2,781
			Five9 Inc (a)	5,155	43
HomeStreet Inc (a)	1,214	25
			Glu Mobile Inc (a)	154,112	341
Meridian Bancorp Inc	1,050	15	Guidewire Software Inc (a)	274,703	15,120
Pacific Premier Bancorp Inc (a)	78,825	1,618
			Hortonworks Inc (a)	1,381	13
United Financial Bancorp Inc	1,858	21	HubSpot Inc (a)	171,503	6,962
WSFS Financial Corp	2,064	60	Imperva Inc (a)	106,868	5,510
		$4,520	inContact Inc (a)	9,801	85
Semiconductors - 4.58%			InnerWorkings Inc (a)	3,091	22
Advanced Micro Devices Inc (a)	37,136	82	Inovalon Holdings Inc (a)	21,620	365
Ambarella Inc (a)	6,560	260	Interactive Intelligence Group Inc (a)	265,129	6,331
Cabot Microelectronics Corp	5,062	206	Jive Software Inc (a)	9,033	31
Cascade Microtech Inc (a)	2,408	38	Medidata Solutions Inc (a)	190,449	8,138
Cavium Inc (a)	256,680	14,829	MicroStrategy Inc (a)	23,461	4,048
CEVA Inc (a)	2,090	48	MINDBODY Inc (a)	1,117	13
Cirrus Logic Inc (a)	12,967	450	MobileIron Inc (a)	6,921	26
Entegris Inc (a)	10,848	126	Model N Inc (a)	127,800	1,393
FormFactor Inc (a)	5,625	47	Monotype Imaging Holdings Inc	232,418	5,797
Inphi Corp (a)	54,798	1,521	New Relic Inc (a)	1,121	32
Integrated Device Technology Inc (a)	216,652	5,521	Nuance Communications Inc (a)	225,500	3,976
InvenSense Inc (a)	14,169	116	Omnicell Inc (a)	4,808	135
IPG Photonics Corp (a)	26,086	2,109	OPOWER Inc (a)	5,065	43
Lattice Semiconductor Corp (a)	5,026	24	Park City Group Inc (a)	2,171	19
M/A-COM Technology Solutions Holdings	296,083	11,399	Paycom Software Inc (a)	8,271	249
Inc (a)			PDF Solutions Inc (a)	4,980	54
Mattson Technology Inc (a)	14,729	51	Pegasystems Inc	230,354	5,413
MaxLinear Inc (a)	76,520	1,177	Press Ganey Holdings Inc (a)	108,400	3,203
Mellanox Technologies Ltd (a)	70,882	3,222	Proofpoint Inc (a)	227,287	11,445
Microsemi Corp (a)	109,020	3,456	PROS Holdings Inc (a)	4,292	53
Monolithic Power Systems Inc	103,351	6,467	QAD Inc	820	15
Power Integrations Inc	2,610	123	Qlik Technologies Inc (a)	346,252	8,670
Rambus Inc (a)	24,579	301	Quality Systems Inc	12,045	158
Rudolph Technologies Inc (a)	1,454	19	RealPage Inc (a)	7,029	136
Semtech Corp (a)	2,938	59	Sapiens International Corp NV	4,122	41
Sigma Designs Inc (a)	113,610	753	SciQuest Inc (a)	3,247	41
Silicon Laboratories Inc (a)	128,719	5,869	SPS Commerce Inc (a)	36,903	2,409
Silicon Motion Technology Corp ADR	38,600	1,200	SS&C Technologies Holdings Inc	71,475	4,595
Synaptics Inc (a)	69,666	5,107	Synchronoss Technologies Inc (a)	250,501	7,675
Tessera Technologies Inc	7,662	221	Tableau Software Inc (a)	64,576	5,182
Xcerra Corp (a)	4,967	27	Take-Two Interactive Software Inc (a)	228,155	7,917
			Tangoe Inc (a)	7,272	61
		$64,828	TubeMogul Inc (a)	2,965	33
Software - 15.51%			Tyler Technologies Inc (a)	6,428	1,010
2U Inc (a)	572,006	11,549	Ultimate Software Group Inc/The (a)	89,616	15,739
ACI Worldwide Inc (a)	24,795	444	Veeva Systems Inc (a)	161,190	3,885
American Software Inc/GA	1,701	17	Verint Systems Inc (a)	7,692	282
Apigee Corp (a)	1,061	8	Workiva Inc (a)	1,608	24
Appfolio Inc (a)	954	13	Xactly Corp (a)	1,392	10
Aspen Technology Inc (a)	273,162	8,861	Xura Inc (a)	4,253	91
Atlassian Corp PLC (a)	150,839	3,133			$219,787
AVG Technologies NV (a)	5,434	103
Avid Technology Inc (a)	3,596	25	Storage & Warehousing - 0.00%
Benefitfocus Inc (a)	1,584	46	Mobile Mini Inc	559	14
Blackbaud Inc	260,017	15,985
Bottomline Technologies de Inc (a)	4,608	133
			Telecommunications - 2.41%
Brightcove Inc (a)	6,304	35	A10 Networks Inc (a)	7,094	42
Broadridge Financial Solutions Inc	249,661	13,372	Alliance Fiber Optic Products Inc (a)	3,000	43
BroadSoft Inc (a)	350,626	11,995	ARRIS International PLC (a)	17,100	436
Callidus Software Inc (a)	7,338	113	CalAmp Corp (a)	6,670	113
Castlight Health Inc (a)	7,328	24	Ciena Corp (a)	678,994	12,066
Code Rebel Corp (a)	1,537	3	Clearfield Inc (a)	2,184	32

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Telecommunications (continued)			Water (continued)
CommScope Holding Co Inc (a)	92,300	$2,069	York Water Co/The	189		$5
Consolidated Communications Holdings Inc	4,368	88				$30
DigitalGlobe Inc (a)	145,703	1,909	TOTAL COMMON STOCKS			$1,332,421
EarthLink Holdings Corp	19,321	114	INVESTMENT COMPANIES - 5.46%	Shares Held	Value(000	's)
Extreme Networks Inc (a)	3,002	8
FairPoint Communications Inc (a)	4,131	62	Publicly Traded Investment Fund - 5.46%
General Communication Inc (a)	6,467	117	BlackRock Liquidity Funds FedFund Portfolio	4,781,652		4,782
Gigamon Inc (a)	101,015	2,642	Cash Account Trust - Government & Agency	2,356,375		2,356
Gogo Inc (a)	101,976	1,484	Portfolio - Government Cash Managed
GTT Communications Inc (a)	162,850	2,425	First American Government Obligations Fund	70,200,652		70,201
Harmonic Inc (a)	3,702	12				$77,339
HC2 Holdings Inc	3,271	12	TOTAL INVESTMENT COMPANIES			$77,339
IDT Corp - Class B	831	11	Total Investments			$1,409,760
Infinera Corp (a)	186,692	2,860	Other Assets in Excess of Liabilities, Net - 0.49%			$6,955
Infoblox Inc (a)	7,940	128	TOTAL NET ASSETS - 100.00%			$1,416,715
Inteliquent Inc	2,874	49
Intelsat SA (a)	2,361	8
InterDigital Inc/PA	6,928	312	(a) Non-Income Producing Security
Ixia (a)	10,274	98	(b)		Fair value of these investments is determined in good faith by the Manager
KVH Industries Inc (a)	2,736	26	under procedures established and periodically reviewed by the Board of
Leap Wireless International Inc - Rights	5,801	20	Directors. At the end of the period, the fair value of these securities totaled
(a),(b),(c)			$262 or 0.02% of net assets.
LogMeIn Inc (a)	26,967	1,409	(c)		Security is Illiquid. At the end of the period, the value of these securities
Lumos Networks Corp (a)	3,756	44	totaled $20 or 0.00% of net assets.
NeuStar Inc (a)	6,377	157
Plantronics Inc	7,464	335
RigNet Inc (a)	2,246	33
Ruckus Wireless Inc (a)	13,497	114	Portfolio Summary (unaudited)
Shenandoah Telecommunications Co	7,658	176	Sector			Percent
ShoreTel Inc (a)	3,254	27	Consumer, Non-cyclical			28.73%
Straight Path Communications Inc (a)	1,658	37	Technology			22.75%
Ubiquiti Networks Inc (a)	6,782	201	Consumer, Cyclical			14.14%
ViaSat Inc (a)	4,837	302	Industrial			12.02%
Vonage Holdings Corp (a)	765,504	3,927	Financial			7.79%
West Corp	3,666	66	Communications			6.39%
Windstream Holdings Inc	16,950	98	Exchange Traded Funds			5.46%
		$34,112	Energy			1.34%
			Basic Materials			0.88%
Textiles - 0.01%			Utilities			0.01%
Culp Inc	2,125	54	Diversified			0.00%
G&K Services Inc	1,929	124	Other Assets in Excess of Liabilities, Net			0.49%
		$178	TOTAL NET ASSETS			100.00%

Toys, Games & Hobbies - 0.00%
JAKKS Pacific Inc (a)	1,031	8

Transportation - 1.53%
ArcBest Corp	1,757	36
Celadon Group Inc	3,653	29
Covenant Transportation Group Inc (a)	2,228	43
Echo Global Logistics Inc (a)	5,349	118
Forward Air Corp	13,124	566
Gener8 Maritime Inc (a)	556	4
Genesee & Wyoming Inc (a)	121,376	6,018
Heartland Express Inc	6,694	115
Hub Group Inc (a)	7,344	224
Kirby Corp (a)	143,603	7,273
Knight Transportation Inc	256,594	6,279
Matson Inc	8,227	332
Roadrunner Transportation Systems Inc (a)	2,601	21
Saia Inc (a)	4,665	100
Swift Transportation Co (a)	11,685	191
Universal Truckload Services Inc	1,350	17
Werner Enterprises Inc	1,375	33
XPO Logistics Inc (a)	10,541	241
YRC Worldwide Inc (a)	1,627	17
		$21,657

Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The	4,834	125

Water - 0.00%
American States Water Co	546	25

See accompanying notes

		Schedule of Investments
SmallCap Growth Fund I
January 31, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2016	Long	813	$87,479	$83,853	$(3,626)
Total					$(3,626)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS - 96.92%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.04%			Banks (continued)
Harte-Hanks Inc	82,332	$282	S&T Bancorp Inc	60,772	$1,642
Sizmek Inc (a)	34,602	118	Simmons First National Corp	49,130	2,177
		$400	Southside Bancshares Inc	41,193	928
			Talmer Bancorp Inc	109,663	1,761
Aerospace & Defense - 1.03%			Texas Capital Bancshares Inc (a)	80,030	2,857
AAR Corp	57,772	1,214	Tompkins Financial Corp	21,330	1,195
Aerojet Rocketdyne Holdings Inc (a)	112,074	1,844	TrustCo Bank Corp NY	166,016	913
Aerovironment Inc (a)	36,101	921	UMB Financial Corp	73,146	3,431
Cubic Corp	38,127	1,523	United Bankshares Inc/WV	113,001	3,795
Kaman Corp	47,292	1,884	United Community Banks Inc/GA	101,492	1,833
Moog Inc (a)	58,168	2,695	Walker & Dunlop Inc (a)	46,955	1,125
National Presto Industries Inc	8,472	670	Westamerica Bancorporation	44,563	1,946
		$10,751	Wilshire Bancorp Inc	123,490	1,308
Agriculture - 0.34%			Wintrust Financial Corp	84,435	3,554
Andersons Inc/The	45,500	1,334			$92,005
Universal Corp/VA	39,657	2,170	Biotechnology - 1.69%
		$3,504	Acorda Therapeutics Inc (a)	75,335	2,774
Airlines - 0.78%			ANI Pharmaceuticals Inc (a)	13,237	424
Allegiant Travel Co	22,927	3,679	Cambrex Corp (a)	55,043	1,907
Hawaiian Holdings Inc (a)	82,676	2,911	Emergent BioSolutions Inc (a)	53,026	1,941
Republic Airways Holdings Inc (a)	88,855	189	Ligand Pharmaceuticals Inc (a)	31,653	3,164
			Medicines Co/The (a)	121,229	4,189
SkyWest Inc	88,598	1,331	Momenta Pharmaceuticals Inc (a)	109,418	1,359
		$8,110	Repligen Corp (a)	57,511	1,274
Apparel - 1.36%			Spectrum Pharmaceuticals Inc (a)	103,449	513
Crocs Inc (a)	128,586	1,184			$17,545
G-III Apparel Group Ltd (a)	69,955	3,453
Iconix Brand Group Inc (a)	84,482	561	Building Materials - 1.85%
Oxford Industries Inc	25,476	1,780	AAON Inc	70,822	1,525
Perry Ellis International Inc (a)	20,651	393	Apogee Enterprises Inc	50,783	2,020
Steven Madden Ltd (a)	98,316	3,175	Boise Cascade Co (a)	67,775	1,400
Unifi Inc (a)	26,111	623	Drew Industries Inc	42,153	2,420
			Gibraltar Industries Inc (a)	51,477	1,093
Wolverine World Wide Inc	179,613	3,037
		$14,206	Griffon Corp	66,416	1,008
			Headwaters Inc (a)	129,007	2,060
Automobile Parts & Equipment - 0.79%			PGT Inc (a)	84,933	832
Dorman Products Inc (a)	53,913	2,335	Quanex Building Products Corp	59,209	1,096
Gentherm Inc (a)	63,214	2,529	Simpson Manufacturing Co Inc	71,635	2,338
Motorcar Parts of America Inc (a)	31,974	1,099	Universal Forest Products Inc	35,146	2,421
Standard Motor Products Inc	34,419	1,284	US Concrete Inc (a)	23,502	1,069
Superior Industries International Inc	40,390	744			$19,282
Titan International Inc	76,112	228
		$8,219	Chemicals - 2.01%
			A Schulman Inc	51,142	1,295
Banks - 8.84%			Aceto Corp	51,501	1,177
Ameris Bancorp	44,964	1,301	American Vanguard Corp	44,796	504
Banner Corp	35,525	1,474	Balchem Corp	55,028	3,089
BBCN Bancorp Inc	138,875	2,111	Calgon Carbon Corp	89,826	1,454
Boston Private Financial Holdings Inc	146,033	1,511	Chemours Co/The	315,954	1,245
Cardinal Financial Corp	56,229	1,072	Hawkins Inc	16,571	621
Central Pacific Financial Corp	54,694	1,146	HB Fuller Co	88,263	3,285
City Holding Co	26,711	1,188	Innophos Holdings Inc	33,583	897
Columbia Banking System Inc	100,780	2,986	Innospec Inc	42,040	2,096
Community Bank System Inc	75,905	2,857	Intrepid Potash Inc (a)	98,390	215
CVB Financial Corp	172,684	2,644	Koppers Holdings Inc (a)	35,879	607
First BanCorp/Puerto Rico (a)	202,687	527	Kraton Performance Polymers Inc (a)	53,286	782
First Commonwealth Financial Corp	155,299	1,356	Quaker Chemical Corp	23,228	1,742
First Financial Bancorp	107,613	1,722	Rayonier Advanced Materials Inc	74,842	524
First Financial Bankshares Inc	115,172	3,008	Stepan Co	31,864	1,433
First Midwest Bancorp Inc/IL	136,076	2,372			$20,966
First NBC Bank Holding Co (a)	27,628	867
FNB Corp/PA	306,156	3,689	Coal - 0.06%
			Cloud Peak Energy Inc (a)	106,788	160
Glacier Bancorp Inc	132,823	3,133
Hanmi Financial Corp	55,820	1,211	SunCoke Energy Inc	111,706	422
Home BancShares Inc/AR	106,476	4,122			$582
Independent Bank Corp/Rockland MA	45,801	2,094	Commercial Services - 5.48%
LegacyTexas Financial Group Inc	76,512	1,494	ABM Industries Inc	98,069	2,945
MB Financial Inc	120,918	3,763	Albany Molecular Research Inc (a)	47,102	769
National Penn Bancshares Inc	244,927	2,792	American Public Education Inc (a)	28,395	448
NBT Bancorp Inc	75,570	1,957	AMN Healthcare Services Inc (a)	83,259	2,345
OFG Bancorp	76,580	430	Brink's Co/The	85,341	2,509
Old National Bancorp/IN	199,923	2,463	Capella Education Co	18,945	832
Pinnacle Financial Partners Inc	61,330	3,057	Cardtronics Inc (a)	78,403	2,416
PrivateBancorp Inc	137,999	5,193

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Career Education Corp (a)	118,701	$342	Greenhill & Co Inc	47,608	$1,132
CDI Corp	25,450	131	Interactive Brokers Group Inc - A Shares	101,154	3,264
CorVel Corp (a)	17,874	815	INTL. FCStone Inc (a)	26,896	758
Cross Country Healthcare Inc (a)	56,864	819	Investment Technology Group Inc	58,628	1,009
ExamWorks Group Inc (a)	69,587	1,911	Piper Jaffray Cos (a)	26,512	901
Forrester Research Inc	17,344	554	PRA Group Inc (a)	84,153	2,504
Green Dot Corp (a)	82,134	1,460	Virtus Investment Partners Inc	11,803	1,039
Healthcare Services Group Inc	125,632	4,444	WageWorks Inc (a)	62,744	2,807
HealthEquity Inc (a)	60,934	1,313	World Acceptance Corp (a)	14,791	428
Heartland Payment Systems Inc	64,165	5,908			$20,874
Heidrick & Struggles International Inc	30,167	795
HMS Holdings Corp (a)	150,144	1,809	Electric - 1.52%
Insperity Inc	28,459	1,279	ALLETE Inc	79,859	4,224
Kelly Services Inc	51,860	860	Avista Corp	108,769	4,028
Korn/Ferry International	89,387	2,754	El Paso Electric Co	70,573	2,889
Landauer Inc	16,722	512	NorthWestern Corp	84,086	4,695
LendingTree Inc (a)	12,420	915			$15,836
Matthews International Corp	57,402	2,865	Electrical Components & Equipment - 1.22%
Medifast Inc	16,217	471	Advanced Energy Industries Inc (a)	71,647	2,012
Monro Muffler Brake Inc	55,822	3,670	Encore Wire Corp	36,080	1,343
Monster Worldwide Inc (a)	159,365	795	EnerSys	77,502	3,753
Navigant Consulting Inc (a)	83,063	1,312	General Cable Corp	85,344	1,000
Nutrisystem Inc	50,936	1,009	Littelfuse Inc	38,927	3,967
On Assignment Inc (a)	82,954	3,206	Powell Industries Inc	15,344	384
Resources Connection Inc	64,841	980	Vicor Corp (a)	28,787	242
Strayer Education Inc (a)	19,249	1,028
TrueBlue Inc (a)	73,263	1,673			$12,701
Universal Technical Institute Inc	36,804	141	Electronics - 3.28%
Viad Corp	35,153	1,036	American Science & Engineering Inc	12,511	449
		$57,071	Badger Meter Inc	25,335	1,414
			Bel Fuse Inc	15,431	234
Computers - 2.52%			Benchmark Electronics Inc (a)	88,211	1,852
Agilysys Inc (a)	26,432	262	Brady Corp	82,120	1,843
CACI International Inc (a)	42,321	3,515	Checkpoint Systems Inc	73,599	477
Ciber Inc (a)	124,810	406	Coherent Inc (a)	42,223	3,263
Cray Inc (a)	70,866	2,791	CTS Corp	56,976	897
Electronics For Imaging Inc (a)	83,276	3,446	Electro Scientific Industries Inc (a)	48,215	291
Engility Holdings Inc	30,140	407	ESCO Technologies Inc	45,073	1,552
ExlService Holdings Inc (a)	57,528	2,512	FARO Technologies Inc (a)	30,370	780
Insight Enterprises Inc (a)	64,753	1,530	II-VI Inc (a)	91,786	1,909
LivePerson Inc (a)	86,038	487	Itron Inc (a)	66,158	2,181
Lumentum Holdings Inc (a)	82,362	1,625	Methode Electronics Inc	67,168	1,750
Mercury Systems Inc (a)	57,631	1,100	Newport Corp (a)	67,344	1,026
MTS Systems Corp	25,897	1,383	OSI Systems Inc (a)	32,018	1,755
Super Micro Computer Inc (a)	63,877	1,902	Park Electrochemical Corp	35,356	576
Sykes Enterprises Inc (a)	67,930	2,000	Plexus Corp (a)	58,341	2,039
TeleTech Holdings Inc	28,724	767	Rofin-Sinar Technologies Inc (a)	49,508	1,262
Virtusa Corp (a)	47,335	2,117	Rogers Corp (a)	31,315	1,486
		$26,250	Sanmina Corp (a)	136,871	2,565
			TASER International Inc (a)	93,644	1,441
Consumer Products - 0.91%			TTM Technologies Inc (a)	112,487	656
Central Garden & Pet Co (a)	17,254	233
Central Garden & Pet Co - A Shares (a)	57,035	788	Watts Water Technologies Inc	49,114	2,420
Helen of Troy Ltd (a)	49,052	4,384			$34,118
Tumi Holdings Inc (a)	98,353	1,700	Energy - Alternate Sources - 0.21%
WD-40 Co	23,336	2,411	FutureFuel Corp	39,680	497
		$9,516	Green Plains Inc	62,175	1,178
			REX American Resources Corp (a)	10,056	537
Cosmetics & Personal Care - 0.08%
Inter Parfums Inc	29,770	799			$2,212
			Engineering & Construction - 1.61%
			Aegion Corp (a)	63,273	1,141
Distribution & Wholesale - 0.68%
Core-Mark Holding Co Inc	40,244	3,271	Comfort Systems USA Inc	65,095	1,845
			Dycom Industries Inc (a)	56,702	3,757
Essendant Inc	65,274	1,949
ScanSource Inc (a)	46,723	1,466	EMCOR Group Inc	109,497	5,004
Veritiv Corp (a)	14,245	440	Exponent Inc	44,946	2,306
			MYR Group Inc (a)	35,991	720
		$7,126	Orion Marine Group Inc (a)	47,624	172
Diversified Financial Services - 2.01%			TopBuild Corp (a)	65,781	1,762
Calamos Asset Management Inc	30,107	289			$16,707
Encore Capital Group Inc (a)	41,032	941
Enova International Inc (a)	46,662	260	Entertainment - 0.59%
Evercore Partners Inc - Class A	69,013	3,117	Marriott Vacations Worldwide Corp	47,179	2,330
			Pinnacle Entertainment Inc (a)	106,263	3,245
Financial Engines Inc	89,907	2,425

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Entertainment (continued)			Healthcare - Services (continued)
Scientific Games Corp (a)	87,311	$517	Chemed Corp	29,465	$4,135
		$6,092	Ensign Group Inc/The	83,295	1,870
			Healthways Inc (a)	54,735	644
Environmental Control - 0.39%			Kindred Healthcare Inc	146,284	1,413
Tetra Tech Inc	103,044	2,729	LHC Group Inc (a)	22,586	857
US Ecology Inc	37,941	1,289	Magellan Health Inc (a)	44,646	2,545
		$4,018	Providence Service Corp/The (a)	22,008	977
Food - 2.13%			Select Medical Holdings Corp	183,216	1,746
B&G Foods Inc	101,211	3,686	US Physical Therapy Inc	21,683	1,109
Calavo Growers Inc	25,794	1,335			$21,030
Cal-Maine Foods Inc	54,161	2,734	Home Builders - 0.42%
Darling Ingredients Inc (a)	287,562	2,585
			Installed Building Products Inc (a)	29,020	605
Diamond Foods Inc (a)	46,244	1,697
			M/I Homes Inc (a)	43,030	771
J&J Snack Foods Corp	25,769	2,783	Meritage Homes Corp (a)	64,397	2,126
Sanderson Farms Inc	34,431	2,796	Winnebago Industries Inc	47,102	829
Seneca Foods Corp - Class A (a)	10,511	290
Snyder's-Lance Inc	91,469	2,888			$4,331
SpartanNash Co	65,631	1,347	Home Furnishings - 1.05%
		$22,141	American Woodmark Corp (a)	23,868	1,647
			Daktronics Inc	67,526	542
Forest Products & Paper - 0.71%			DTS Inc/CA (a)	30,136	671
Clearwater Paper Corp (a)	31,028	1,215
			Ethan Allen Interiors Inc	45,636	1,218
Deltic Timber Corp	19,094	1,049	iRobot Corp (a)	50,747	1,722
Neenah Paper Inc	29,232	1,767	La-Z-Boy Inc	87,622	1,879
PH Glatfelter Co	75,776	1,118	Select Comfort Corp (a)	88,412	1,862
Schweitzer-Mauduit International Inc	53,195	2,234	Universal Electronics Inc (a)	25,311	1,269
		$7,383	VOXX International Corp (a)	34,850	150
Gas - 2.75%					$10,960
Laclede Group Inc/The	75,676	4,839	Insurance - 2.82%
New Jersey Resources Corp	149,775	5,275	American Equity Investment Life Holding Co	142,361	2,590
Northwest Natural Gas Co	47,782	2,482	AMERISAFE Inc	33,333	1,700
Piedmont Natural Gas Co Inc	138,530	8,207	eHealth Inc (a)	29,097	305
South Jersey Industries Inc	120,563	2,997	Employers Holdings Inc	55,998	1,395
Southwest Gas Corp	82,702	4,865	HCI Group Inc	15,780	525
		$28,665	Horace Mann Educators Corp	71,051	2,183
Hand & Machine Tools - 0.18%			Infinity Property & Casualty Corp	19,650	1,560
Franklin Electric Co Inc	67,172	1,832	Navigators Group Inc/The (a)	19,126	1,676
			ProAssurance Corp	92,772	4,650
			RLI Corp	65,890	3,907
Healthcare - Products - 4.62%			Safety Insurance Group Inc	24,504	1,383
Abaxis Inc	37,278	1,623	Selective Insurance Group Inc	99,845	3,126
ABIOMED Inc (a)	68,123	5,813
Affymetrix Inc (a)	139,598	1,959	Stewart Information Services Corp	38,817	1,376
			United Fire Group Inc	36,771	1,420
Analogic Corp	21,683	1,606	United Insurance Holdings Corp	31,193	484
AngioDynamics Inc (a)	46,233	523
			Universal Insurance Holdings Inc	56,553	1,060
Cantel Medical Corp	62,464	3,708			$29,340
CONMED Corp	44,979	1,662
CryoLife Inc	44,209	435	Internet - 1.37%
Cynosure Inc (a)	39,672	1,436	8x8 Inc (a)	155,866	1,958
Greatbatch Inc (a)	43,741	1,689	Blucora Inc (a)	71,559	617
Haemonetics Corp (a)	88,548	2,802	Blue Nile Inc (a)	20,133	700
Hanger Inc (a)	61,607	831	DHI Group Inc (a)	73,545	685
ICU Medical Inc (a)	25,100	2,416	ePlus Inc (a)	10,188	965
Inogen Inc (a)	25,043	832	FTD Cos Inc (a)	32,028	791
Integra LifeSciences Holdings Corp (a)	50,357	3,094	HealthStream Inc (a)	42,538	932
Invacare Corp	52,182	804	Liquidity Services Inc (a)	42,666	278
Luminex Corp (a)	66,903	1,284	NIC Inc	106,533	2,108
Masimo Corp (a)	79,009	2,904	Perficient Inc (a)	61,661	1,175
Meridian Bioscience Inc	73,050	1,406	QuinStreet Inc (a)	62,081	236
Merit Medical Systems Inc (a)	77,162	1,277	Stamps.com Inc (a)	26,083	2,447
MiMedx Group Inc (a)	173,095	1,440	VASCO Data Security International Inc (a)	51,830	803
Natus Medical Inc (a)	57,645	2,034	XO Group Inc (a)	41,254	615
NuVasive Inc (a)	85,708	3,953			$14,310
SurModics Inc (a)	22,596	451
Vascular Solutions Inc (a)	30,277	828	Iron & Steel - 0.06%
			AK Steel Holding Corp (a)	310,475	633
Zeltiq Aesthetics Inc (a)	55,866	1,297
		$48,107
			Leisure Products & Services - 0.16%
Healthcare - Services - 2.02%			Arctic Cat Inc	22,675	279
Adeptus Health Inc (a)	20,908	986
Air Methods Corp (a)	62,436	2,431	Callaway Golf Co	156,978	1,367
Almost Family Inc (a)	14,404	551			$1,646
Amedisys Inc (a)	49,403	1,766

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Lodging - 0.54%			Oil & Gas (continued)
Belmond Ltd (a)	154,419	$1,306	Stone Energy Corp (a)	99,668	$307
Boyd Gaming Corp (a)	139,577	2,486	Synergy Resources Corp (a)	196,211	1,244
Interval Leisure Group Inc	68,246	804	Unit Corp (a)	88,008	918
Marcus Corp/The	32,995	625			$10,731
Monarch Casino & Resort Inc (a)	18,676	387
		$5,608	Oil & Gas Services - 1.01%
			Archrock Inc	121,231	727
Machinery - Construction & Mining - 0.12%			Basic Energy Services Inc (a)	68,438	158
Astec Industries Inc	32,905	1,227	Bristow Group Inc	60,998	1,419
			CARBO Ceramics Inc	34,146	565
			Era Group Inc (a)	33,636	309
Machinery - Diversified - 1.14%			Exterran Corp (a)	61,366	1,014
Albany International Corp	50,276	1,706	Flotek Industries Inc (a)	93,617	625
Applied Industrial Technologies Inc	68,654	2,639	Geospace Technologies Corp (a)	22,953	248
Briggs & Stratton Corp	77,204	1,518
Chart Industries Inc (a)	53,322	864	Gulf Island Fabrication Inc	23,376	204
			Gulfmark Offshore Inc (a)	44,920	170
DXP Enterprises Inc (a)	22,120	347
			Helix Energy Solutions Group Inc (a)	172,313	695
Lindsay Corp	19,707	1,386	Matrix Service Co (a)	46,327	878
SPX FLOW Inc (a)	71,741	1,710
			Newpark Resources Inc (a)	146,900	716
Tennant Co	31,137	1,685	Pioneer Energy Services Corp (a)	112,595	154
		$11,855	SEACOR Holdings Inc (a)	27,871	1,282
Media - 0.71%			Tesco Corp	68,092	463
EW Scripps Co/The	92,930	1,764	TETRA Technologies Inc (a)	140,058	867
Gannett Co Inc	200,817	2,980			$10,494
Scholastic Corp	46,424	1,594
World Wrestling Entertainment Inc	59,715	1,069	Packaging & Containers - 0.21%
		$7,407	KapStone Paper and Packaging Corp	149,643	2,212

Metal Fabrication & Hardware - 0.48%			Pharmaceuticals - 2.26%
CIRCOR International Inc	28,777	1,021	Anika Therapeutics Inc (a)	25,553	961
Haynes International Inc	21,727	695	Depomed Inc (a)	105,582	1,620
Mueller Industries Inc	99,780	2,540	Enanta Pharmaceuticals Inc (a)	22,868	588
Olympic Steel Inc	15,942	149	Impax Laboratories Inc (a)	115,710	4,336
TimkenSteel Corp	66,346	598	Lannett Co Inc (a)	48,462	1,236
		$5,003	Nektar Therapeutics (a)	232,966	3,178
Mining - 0.65%			Neogen Corp (a)	65,239	3,404
Century Aluminum Co (a)	86,502	408	PharMerica Corp (a)	53,165	1,579
Kaiser Aluminum Corp	30,966	2,407	Phibro Animal Health Corp	31,600	1,060
Materion Corp	34,918	855	Prestige Brands Holdings Inc (a)	92,079	4,298
Stillwater Mining Co (a)	211,223	1,384	Sagent Pharmaceuticals Inc (a)	41,783	631
US Silica Holdings Inc	93,193	1,738	Supernus Pharmaceuticals Inc (a)	59,784	678
		$6,792			$23,569

Miscellaneous Manufacturers - 2.38%			Publicly Traded Investment Fund - 0.29%
Actuant Corp	104,205	2,426	iShares Core S&P Small-Cap ETF	29,222	3,020
AZZ Inc	45,028	2,318
Barnes Group Inc	90,091	2,929	Real Estate - 0.33%
EnPro Industries Inc	38,332	1,705	Forestar Group Inc (a)	58,653	532
Fabrinet (a)	53,098	1,323
			Four Corners Property Trust Inc	67,198	1,136
Federal Signal Corp	108,494	1,605	HFF Inc (a)	60,106	1,717
Harsco Corp	139,821	900			$3,385
Hillenbrand Inc	109,707	2,971
John Bean Technologies Corp	50,868	2,330	REITS - 7.31%
LSB Industries Inc (a)	34,246	192	Acadia Realty Trust	120,491	4,109
Lydall Inc (a)	29,750	840	Agree Realty Corp	33,812	1,248
Myers Industries Inc	38,935	443	American Assets Trust Inc	68,870	2,575
SPX Corp	71,234	663	Capstead Mortgage Corp	167,282	1,562
Standex International Corp	22,296	1,610	CareTrust REIT Inc	84,051	862
Sturm Ruger & Co Inc	32,648	1,921	Cedar Realty Trust Inc	130,653	922
Tredegar Corp	43,357	569	Chesapeake Lodging Trust	104,145	2,616
		$24,745	CoreSite Realty Corp	53,495	3,431
			Cousins Properties Inc	356,014	3,069
Office Furnishings - 0.19%			DiamondRock Hospitality Co	350,436	2,909
Interface Inc	114,957	1,942	EastGroup Properties Inc	56,140	2,997
			Education Realty Trust Inc	106,287	4,154
Oil & Gas - 1.03%			Franklin Street Properties Corp	155,658	1,519
Atwood Oceanics Inc	102,545	629	GEO Group Inc/The	128,757	3,809
Bill Barrett Corp (a)	87,215	323	Getty Realty Corp	46,074	824
Bonanza Creek Energy Inc (a)	71,236	203	Government Properties Income Trust	124,164	1,705
Carrizo Oil & Gas Inc (a)	94,691	2,569	Healthcare Realty Trust Inc	175,687	5,102
Contango Oil & Gas Co (a)	30,484	195	Inland Real Estate Corp	158,027	1,692
Northern Oil and Gas Inc (a)	91,226	301	Kite Realty Group Trust	145,459	3,855
PDC Energy Inc (a)	69,976	3,979	Lexington Realty Trust	369,726	2,710
Rex Energy Corp (a)	84,651	63	LTC Properties Inc	62,097	2,765

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors - 3.52%
Medical Properties Trust Inc	415,194	$4,567	Brooks Automation Inc	118,087	$1,125
Parkway Properties Inc/MD	142,256	1,916	Cabot Microelectronics Corp	42,005	1,707
Pennsylvania Real Estate Investment Trust	120,786	2,365	CEVA Inc (a)	35,687	826
PS Business Parks Inc	33,954	2,940	Cirrus Logic Inc (a)	111,193	3,861
Retail Opportunity Investments Corp	173,671	3,211	Cohu Inc	43,331	525
Sabra Health Care REIT Inc	113,704	2,088	Diodes Inc (a)	67,860	1,298
Saul Centers Inc	19,984	1,017	DSP Group Inc (a)	37,780	362
Summit Hotel Properties Inc	151,404	1,537	Exar Corp (a)	84,517	465
Universal Health Realty Income Trust	21,402	1,088	Kopin Corp (a)	109,071	210
Urstadt Biddle Properties Inc	46,296	940	Kulicke & Soffa Industries Inc (a)	123,413	1,249
		$76,104	MKS Instruments Inc	92,971	3,295
			Monolithic Power Systems Inc	63,470	3,971
Retail - 6.47%			Nanometrics Inc (a)	42,225	597
Asbury Automotive Group Inc (a)	44,310	2,086
Barnes & Noble Education Inc (a)	68,150	751	Power Integrations Inc	49,630	2,339
			QLogic Corp (a)	146,352	1,876
Barnes & Noble Inc	108,128	948	Rambus Inc (a)	203,434	2,490
Big 5 Sporting Goods Corp	32,217	392	Rovi Corp (a)	144,273	2,807
Biglari Holdings Inc (a)	1,840	696
			Rudolph Technologies Inc (a)	54,481	698
BJ's Restaurants Inc (a)	36,079	1,547
			Semtech Corp (a)	113,298	2,277
Bob Evans Farms Inc/DE	36,431	1,492	Tessera Technologies Inc	83,747	2,414
Buckle Inc/The	49,138	1,397	Ultratech Inc (a)	46,142	931
Caleres Inc	76,308	2,051	Veeco Instruments Inc (a)	71,474	1,332
Cash America International Inc	44,363	1,328			$36,655
Cato Corp/The	45,660	1,842
Children's Place Inc/The	35,462	2,309	Software - 3.62%
DineEquity Inc	29,276	2,486	Blackbaud Inc	80,456	4,946
Express Inc (a)	125,499	2,128	Bottomline Technologies de Inc (a)	66,520	1,917
EZCORP Inc (a)	90,482	275	Computer Programs & Systems Inc	18,350	964
Finish Line Inc/The	78,333	1,484	Constant Contact Inc (a)	56,080	1,773
First Cash Financial Services Inc	48,540	1,723	CSG Systems International Inc	57,075	1,994
Five Below Inc (a)	95,186	3,353	Digi International Inc (a)	44,164	403
Francesca's Holdings Corp (a)	72,720	1,326	Ebix Inc	45,979	1,569
Fred's Inc	61,151	1,009	Epiq Systems Inc	56,317	705
Genesco Inc (a)	38,564	2,551	Interactive Intelligence Group Inc (a)	30,306	724
Group 1 Automotive Inc	39,296	2,108	ManTech International Corp/VA	42,532	1,226
Haverty Furniture Cos Inc	35,089	665	Medidata Solutions Inc (a)	96,658	4,130
Hibbett Sports Inc (a)	39,777	1,279	MicroStrategy Inc (a)	16,287	2,810
Kirkland's Inc	27,471	325	Monotype Imaging Holdings Inc	69,664	1,737
Lithia Motors Inc	41,362	3,167	Omnicell Inc (a)	61,847	1,731
Lumber Liquidators Holdings Inc (a)	47,285	610	Progress Software Corp (a)	87,661	2,270
MarineMax Inc (a)	44,611	754	Quality Systems Inc	77,561	1,017
Men's Wearhouse Inc/The	84,417	1,157	Synchronoss Technologies Inc (a)	69,324	2,124
Movado Group Inc	28,603	735	Take-Two Interactive Software Inc (a)	147,724	5,126
Outerwall Inc	30,155	1,019	Tangoe Inc (a)	65,392	547
Papa John's International Inc	50,399	2,407			$37,713
Pep Boys-Manny Moe & Jack/The (a)	94,030	1,739
PetMed Express Inc	35,166	634	Storage & Warehousing - 0.19%
Popeyes Louisiana Kitchen Inc (a)	39,229	2,418	Mobile Mini Inc	78,162	2,026
Red Robin Gourmet Burgers Inc (a)	24,314	1,501
Regis Corp (a)	66,881	999	Telecommunications - 2.63%
Ruby Tuesday Inc (a)	108,147	589	ADTRAN Inc	86,517	1,571
Ruth's Hospitality Group Inc	61,114	993	Anixter International Inc (a)	49,498	2,447
Sonic Automotive Inc	56,061	960	Atlantic Tele-Network Inc	18,786	1,446
Sonic Corp	86,899	2,553	Black Box Corp	26,853	205
Stage Stores Inc	55,897	464	CalAmp Corp (a)	63,813	1,085
Stein Mart Inc	51,031	376	Cincinnati Bell Inc (a)	366,366	1,187
Texas Roadhouse Inc	110,206	4,059	Comtech Telecommunications Corp	28,188	550
Tuesday Morning Corp (a)	77,380	431	Consolidated Communications Holdings Inc	88,174	1,767
Vitamin Shoppe Inc (a)	50,836	1,547	General Communication Inc (a)	51,849	939
Zumiez Inc (a)	34,911	632	Harmonic Inc (a)	152,003	502
		$67,295	Iridium Communications Inc (a)	140,889	981
			Ixia (a)	106,252	1,017
Savings & Loans - 1.60%			LogMeIn Inc (a)	43,749	2,285
Astoria Financial Corp	158,347	2,396	Lumos Networks Corp (a)	40,098	464
Bank Mutual Corp	73,847	582	NETGEAR Inc (a)	55,005	2,056
BofI Holding Inc (a)	100,051	1,717
			Ruckus Wireless Inc (a)	154,826	1,302
Brookline Bancorp Inc	122,507	1,367	Spok Holdings Inc	36,661	660
Dime Community Bancshares Inc	53,396	918	ViaSat Inc(a)	77,712	4,857
Northfield Bancorp Inc	68,248	1,056	Viavi Solutions Inc (a)	405,126	2,026
Northwest Bancshares Inc	177,658	2,233
Oritani Financial Corp	65,454	1,094			$27,347
Provident Financial Services Inc	102,737	2,018	Textiles - 0.49%
Sterling Bancorp/DE	208,370	3,274	G&K Services Inc	34,947	2,250
		$16,655

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Textiles (continued)
UniFirst Corp/MA	26,628		$2,804
			$5,054

Transportation - 1.78%
ArcBest Corp	42,602		875
Atlas Air Worldwide Holdings Inc (a)	42,998		1,579
Celadon Group Inc	48,621		386
Echo Global Logistics Inc (a)	44,836		987
Forward Air Corp	53,824		2,323
Heartland Express Inc	105,543		1,810
Hornbeck Offshore Services Inc (a)	55,697		453
Hub Group Inc (a)	62,318		1,899
Knight Transportation Inc	107,360		2,627
Marten Transport Ltd	41,675		699
Matson Inc	76,029		3,072
Roadrunner Transportation Systems Inc (a)	52,773		418
Saia Inc (a)	43,580		932
Tidewater Inc	81,991		436
			$18,496

Trucking & Leasing - 0.11%
Greenbrier Cos Inc/The	45,429		1,175

Water - 0.28%
American States Water Co	64,115		2,911

TOTAL COMMON STOCKS			$1,008,689
INVESTMENT COMPANIES - 2.68%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.68%
BlackRock Liquidity Funds FedFund Portfolio	27,911,157		27,911

TOTAL INVESTMENT COMPANIES			$27,911
Total Investments			$1,036,600
Other Assets in Excess of Liabilities, Net - 0.40%			$4,156
TOTAL NET ASSETS - 100.00%			$1,040,756

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector			Percent
Financial			22.91%
Consumer, Non-cyclical			19.53%
Industrial			15.78%
Consumer, Cyclical			13.71%
Technology			9.66%
Communications			4.75%
Utilities			4.55%
Basic Materials			3.43%
Exchange Traded Funds			2.97%
Energy			2.31%
Other Assets in Excess of Liabilities, Net			0.40%
TOTAL NET ASSETS			100.00%

Futures Contracts

						Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2016	Long		298	$29,920	$30,736	$816
Total						$816

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS - 91.15%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.07%			Automobile Parts & Equipment (continued)
Harte-Hanks Inc	102,214	$350	Meritor Inc (a)	12,731	$87
Journal Media Group Inc	27,491	330	Metaldyne Performance Group Inc	1,274	15
Marchex Inc	26,722	102	Miller Industries Inc/TN	19,089	410
Marin Software Inc (a)	4,597	16	Modine Manufacturing Co (a)	50,523	324
MDC Partners Inc	4,313	84	Motorcar Parts of America Inc (a)	5,028	173
Sizmek Inc (a)	3,360	11	Spartan Motors Inc	57,096	166
		$893	Standard Motor Products Inc	8,215	307
			Strattec Security Corp	2,649	127
Aerospace & Defense - 1.15%			Superior Industries International Inc	34,993	644
AAR Corp	82,187	1,727	Supreme Industries Inc	16,313	95
Aerojet Rocketdyne Holdings Inc (a)	4,573	75	Tenneco Inc (a)	42,375	1,619
Aerovironment Inc (a)	5,346	136	Titan International Inc	25,894	77
Arotech Corp (a)	9,039	19	Tower International Inc	1,938	45
Cubic Corp	18,206	727			$6,542
Curtiss-Wright Corp	52,412	3,616
Ducommun Inc (a)	19,752	292	Banks - 11.25%
Esterline Technologies Corp (a)	28,495	2,243	1st Constitution Bancorp (a)	926	11
Kaman Corp	12,839	511	1st Source Corp	29,750	899
KLX Inc (a)	34,696	1,015	Access National Corp	1,592	30
Kratos Defense & Security Solutions Inc (a)	60,359	193	Allegiance Bancshares Inc (a)	729	14
LMI Aerospace Inc (a)	971	10	American National Bankshares Inc	2,252	56
Moog Inc (a)	15,674	727	American River Bankshares (a)	5,499	56
National Presto Industries Inc	941	74	Ameris Bancorp	21,545	624
Orbital ATK Inc	7,183	648	AmeriServ Financial Inc	22,099	69
SIFCO Industries Inc (a)	610	5	Ames National Corp	1,797	45
Teledyne Technologies Inc (a)	14,561	1,183	Arrow Financial Corp	6,862	189
Triumph Group Inc	25,275	644	ASB Bancorp Inc (a)	600	15
		$13,845	Associated Banc-Corp	118,400	2,078
			BancFirst Corp	1,416	79
Agriculture - 0.24%			Bancorp Inc/The (a)	9,033	41
Alico Inc	707	21	BancorpSouth Inc	44,718	934
Alliance One International Inc (a)	6,752	66	Bank of Commerce Holdings	1,302	8
Andersons Inc/The	20,459	599	Bank of Florida Corp (a),(b),(c)	6,269	—
Tejon Ranch Co (a)	2,591	51	Bank of Marin Bancorp	1,196	65
Universal Corp/VA	28,026	1,534	Banner Corp	3,885	161
Vector Group Ltd	23,761	554	Bar Harbor Bankshares	1,690	59
		$2,825	BBCN Bancorp Inc	24,618	374
Airlines - 0.20%			BCB Bancorp Inc	1,563	16
Hawaiian Holdings Inc (a)	5,512	194	Blue Hills Bancorp Inc	5,548	82
JetBlue Airways Corp (a)	48,307	1,029	BNC Bancorp	8,218	191
Republic Airways Holdings Inc (a)	62,951	135	Boston Private Financial Holdings Inc	78,862	816
SkyWest Inc	65,403	982	Bridge Bancorp Inc	2,873	84
Virgin America Inc (a)	1,465	45	Bryn Mawr Bank Corp	8,221	215
		$2,385	Camden National Corp	1,542	65
			Capital Bank Financial Corp	127,907	3,895
Apparel - 0.18%			Capital City Bank Group Inc	13,904	197
Cherokee Inc (a)	334	5	Cardinal Financial Corp	19,079	364
Columbia Sportswear Co	1,655	92	Carolina Bank Holdings Inc (a)	378	6
Crocs Inc (a)	2,363	22	Cascade Bancorp (a)	21,478	116
Deckers Outdoor Corp (a)	1,941	96	Cass Information Systems Inc	693	35
Delta Apparel Inc (a)	6,921	83	Cathay General Bancorp	34,100	955
Iconix Brand Group Inc (a)	56,173	373	CenterState Banks Inc	12,589	179
Lakeland Industries Inc (a)	6,346	82	Central Pacific Financial Corp	20,667	433
Perry Ellis International Inc (a)	22,456	427	Century Bancorp Inc/MA	1,037	42
Rocky Brands Inc	8,535	93	Chemical Financial Corp	22,071	703
Sequential Brands Group Inc (a)	1,755	11	Citizens & Northern Corp	6,739	136
Skechers U.S.A. Inc (a)	3,821	108	Citizens First Corp	300	4
Superior Uniform Group Inc	8,321	148	City Holding Co	3,752	167
Unifi Inc (a)	26,591	635	CNB Financial Corp/PA	4,948	90
Weyco Group Inc	1,645	44	CoBiz Financial Inc	6,686	74
		$2,219	Codorus Valley Bancorp Inc	1,188	24
			Colony Bankcorp Inc (a)	706	7
Automobile Manufacturers - 0.01%			Columbia Banking System Inc	12,455	369
Navistar International Corp (a)	8,954	65
Wabash National Corp (a)	1,785	20	Community Bank System Inc	40,429	1,521
			Community Trust Bancorp Inc	3,002	105
		$85	Community West Bancshares	1,308	9
Automobile Parts & Equipment - 0.54%			CommunityOne Bancorp (a)	2,769	36
Accuride Corp (a)	7,357	6	ConnectOne Bancorp Inc	14,999	249
Cooper Tire & Rubber Co	35,894	1,309	CU Bancorp (a)	5,184	119
Cooper-Standard Holding Inc (a)	5,015	348	Customers Bancorp Inc (a)	3,665	92
Dana Holding Corp	15,346	182	CVB Financial Corp	14,848	227
Douglas Dynamics Inc	12,887	256	Eagle Bancorp Inc (a)	1,816	86
Federal-Mogul Holdings Corp (a)	67,089	320	Eastern Virginia Bankshares Inc	851	6
Horizon Global Corp (a)	3,362	32	Enterprise Bancorp Inc/MA	1,631	39

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)			Banks (continued)
Enterprise Financial Services Corp	6,109	$173	Old Line Bancshares Inc	2,086	$ 36
Equity Bancshares Inc (a)	624	14	Old National Bancorp/IN	77,553	956
Evans Bancorp Inc	387	10	Old Second Bancorp Inc (a)	17,885	127
Farmers Capital Bank Corp	6,048	163	Opus Bank	2,027	67
FCB Financial Holdings Inc (a)	7,586	255	Pacific Continental Corp	7,124	115
Fidelity Southern Corp	9,469	150	PacWest Bancorp	8,299	305
Financial Institutions Inc	22,582	619	Park National Corp	2,566	226
First Bancorp Inc/ME	2,270	43	Park Sterling Corp	37,436	274
First BanCorp/Puerto Rico (a)	73,890	192	Patriot National Bancorp Inc (a)	212	3
First Bancorp/Southern Pines NC	20,059	377	Peapack Gladstone Financial Corp	3,126	67
First Bancshares Inc/The	1,620	28	Penns Woods Bancorp Inc	974	38
First Busey Corp	20,124	371	Peoples Bancorp Inc/OH	15,183	261
First Business Financial Services Inc	7,840	180	Peoples Bancorp of North Carolina Inc	1,797	34
First Citizens BancShares Inc/NC	1,907	470	Peoples Financial Services Corp	1,459	54
First Commonwealth Financial Corp	141,511	1,235	People's Utah Bancorp	978	15
First Community Bancshares Inc/VA	21,848	406	Pinnacle Financial Partners Inc	25,254	1,258
First Connecticut Bancorp Inc/Farmington CT	9,375	152	Preferred Bank/Los Angeles CA	5,011	163
First Financial Bancorp	49,157	787	Premier Financial Bancorp Inc	8,519	130
First Financial Bankshares Inc	3,701	97	PrivateBancorp Inc	30,369	1,143
First Financial Corp/IN	6,894	228	Prosperity Bancshares Inc	249,852	10,594
First Interstate BancSystem Inc	9,132	247	QCR Holdings Inc	3,163	72
First Merchants Corp	353,533	8,082	Renasant Corp	28,344	900
First Midwest Bancorp Inc/IL	172,618	3,009	Republic Bancorp Inc/KY	10,321	276
First NBC Bank Holding Co (a)	2,940	92	Republic First Bancorp Inc (a)	2,088	9
First of Long Island Corp/The	2,381	69	S&T Bancorp Inc	29,285	791
First United Corp (a)	1,489	14	Sandy Spring Bancorp Inc	33,924	903
FirstMerit Corp	758,484	14,699	SB Financial Group Inc	2,685	28
FNB Corp/PA	141,656	1,707	Seacoast Banking Corp of Florida (a)	4,717	70
Franklin Financial Network Inc (a)	1,274	35	Select Bancorp Inc (a)	2,142	17
Fulton Financial Corp	220,361	2,832	ServisFirst Bancshares Inc	5,529	222
German American Bancorp Inc	5,464	174	Sierra Bancorp	23,063	420
Glacier Bancorp Inc	22,000	519	Simmons First National Corp	4,175	185
Great Southern Bancorp Inc	2,325	92	South State Corp	3,199	214
Great Western Bancorp Inc	9,887	258	Southcoast Financial Corp (a)	598	8
Green Bancorp Inc (a)	3,024	22	Southern First Bancshares Inc (a)	357	8
Guaranty Bancorp	6,167	97	Southern National Bancorp of Virginia Inc	1,953	26
Guaranty Federal Bancshares Inc	541	8	Southside Bancshares Inc	4,616	104
Hancock Holding Co	43,222	1,035	Southwest Bancorp Inc	22,414	376
Hanmi Financial Corp	5,017	108	State Bank Financial Corp	4,930	95
Hawthorn Bancshares Inc	1,683	26	Stock Yards Bancorp Inc	2,051	80
Heartland Financial USA Inc	6,000	180	Stonegate Bank	7,560	240
Heritage Commerce Corp	15,330	150	Suffolk Bancorp	2,416	68
Heritage Financial Corp/WA	8,570	155	Summit State Bank	804	11
Hilltop Holdings Inc (a)	33,563	536	Sun Bancorp Inc/NJ (a)	3,823	80
Home BancShares Inc/AR	11,201	433	Sussex Bancorp	1,215	16
Horizon Bancorp/IN	2,751	71	Synovus Financial Corp	7,577	231
IBERIABANK Corp	33,845	1,619	Talmer Bancorp Inc	6,995	112
Independent Bank Corp/MI	21,520	326	Texas Capital Bancshares Inc (a)	14,523	518
Independent Bank Corp/Rockland MA	3,665	168	TierOne Corp (a),(b),(c)	2,447	—
Independent Bank Group Inc	1,968	59	Tompkins Financial Corp	4,672	261
International Bancshares Corp	78,336	1,817	Towne Bank/Portsmouth VA	37,475	715
Kearny Financial Corp/MD	13,108	158	TriCo Bancshares	7,329	187
Lakeland Bancorp Inc	21,012	236	TriState Capital Holdings Inc (a)	13,025	155
Lakeland Financial Corp	96,067	4,206	Triumph Bancorp Inc (a)	2,972	42
LegacyTexas Financial Group Inc	6,683	131	TrustCo Bank Corp NY	18,088	100
Macatawa Bank Corp	7,247	42	Trustmark Corp	59,509	1,288
MainSource Financial Group Inc	41,110	912	UMB Financial Corp	5,498	258
MB Financial Inc	48,812	1,519	Umpqua Holdings Corp	129,435	1,874
MBT Financial Corp	15,903	130	Union Bankshares Corp	438,610	10,074
Mercantile Bank Corp	12,101	270	United Bancshares Inc/OH	900	15
Merchants Bancshares Inc/VT	1,099	32	United Bankshares Inc/WV	9,699	326
Metro Bancorp Inc	18,428	526	United Community Banks Inc/GA	20,406	369
Mid Penn Bancorp Inc	119	2	United Security Bancshares/Fresno CA (a)	1,773	9
MidSouth Bancorp Inc	743	6	Unity Bancorp Inc	165	2
MidWestOne Financial Group Inc	2,528	71	Univest Corp of Pennsylvania	17,341	341
National Bankshares Inc	1,297	45	Valley National Bancorp	47,965	422
National Commerce Corp (a)	1,405	32	Walker & Dunlop Inc (a)	5,756	138
National Penn Bancshares Inc	164,691	1,877	Washington Trust Bancorp Inc	11,083	437
NBT Bancorp Inc	22,173	574	Webster Financial Corp	485,592	16,107
NewBridge Bancorp	8,242	93	WesBanco Inc	34,722	1,007
Northeast Bancorp	1,364	14	West Bancorporation Inc	3,305	60
Northrim BanCorp Inc	2,252	52	Westamerica Bancorporation	3,583	156
OFG Bancorp	52,128	293	Western Alliance Bancorp (a)	45,166	1,471

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Chemicals (continued)
Wilshire Bancorp Inc	61,169	$647	Minerals Technologies Inc	7,985	$327
Wintrust Financial Corp	84,947	3,575	Oil-Dri Corp of America	1,003	38
Yadkin Financial Corp	6,355	148	Olin Corp	81,012	1,373
		$135,501	OMNOVA Solutions Inc (a)	4,416	23
			Quaker Chemical Corp	516	39
Beverages - 0.08%			Rayonier Advanced Materials Inc	7,917	55
Coca-Cola Bottling Co Consolidated	4,720	830	Sensient Technologies Corp	12,595	752
Craft Brew Alliance Inc (a)	7,888	68
			Stepan Co	5,854	263
MGP Ingredients Inc	5,023	112	Tronox Ltd	35,493	127
National Beverage Corp (a)	159	7
			Univar Inc (a)	3,876	49
		$1,017	Valhi Inc	1,984	2
Biotechnology - 0.12%					$7,735
Acorda Therapeutics Inc (a)	2,019	74
Agenus Inc (a)	2,596	8	Coal - 0.03%
			Cloud Peak Energy Inc (a)	74,906	113
BioCryst Pharmaceuticals Inc (a)	2,440	17
Celldex Therapeutics Inc (a)	1,563	13	Hallador Energy Co	3,458	17
Cytokinetics Inc (a)	2,892	22	SunCoke Energy Inc	66,082	250
			Westmoreland Coal Co (a)	3,664	20
CytomX Therapeutics Inc (a)	141	2
Emergent BioSolutions Inc (a)	9,816	359			$400
Endocyte Inc (a)	7,282	24	Commercial Services - 7.90%
Enzo Biochem Inc (a)	11,470	54	Aaron's Inc	74,698	1,709
Geron Corp (a)	1,499	5	ABM Industries Inc	31,238	938
Harvard Bioscience Inc (a)	14,081	42	Alarm.com Holdings Inc (a)	498	8
Idera Pharmaceuticals Inc (a)	1,268	3	Albany Molecular Research Inc (a)	252,861	4,127
Immunomedics Inc (a)	1,313	3	American Public Education Inc (a)	6,363	101
Innoviva Inc	1,521	15	AMN Healthcare Services Inc (a)	5,815	164
Inovio Pharmaceuticals Inc (a)	1,325	9	Apollo Education Group Inc (a)	12,969	103
Lexicon Pharmaceuticals Inc (a)	4,301	44	ARC Document Solutions Inc (a)	24,236	89
Loxo Oncology Inc (a)	1,620	34	Arrowhead Research Corp (a)	4,631	16
Medicines Co/The (a)	8,335	288	Ascent Capital Group Inc (a)	8,176	93
Merrimack Pharmaceuticals Inc (a)	1,062	7	Avalon Holdings Corp (a)	3,917	7
Ocata Therapeutics Inc (a)	934	8	Booz Allen Hamilton Holding Corp	588,200	16,640
PDL BioPharma Inc	28,945	91	Bridgepoint Education Inc (a)	9,705	65
Peregrine Pharmaceuticals Inc (a)	2,415	2	Cambium Learning Group Inc (a)	16,138	72
Rigel Pharmaceuticals Inc (a)	3,392	9	Cardtronics Inc (a)	4,150	128
RTI Surgical Inc (a)	33,246	106	Care.com Inc (a)	3,284	20
Spectrum Pharmaceuticals Inc (a)	8,464	42	Carriage Services Inc	32,845	729
Stemline Therapeutics Inc (a)	2,248	11	Cartesian Inc (a)	650	1
Theravance Biopharma Inc (a)	5,112	84	CBIZ Inc (a)	67,889	686
Tokai Pharmaceuticals Inc (a)	972	6	CDI Corp	27,204	139
Verastem Inc (a)	4,812	6	Civeo Corp (a)	29,445	32
Versartis Inc (a)	3,563	40	CPI Card Group Inc (a)	1,308	11
XOMA Corp (a)	2,672	3	CRA International Inc (a)	12,110	226
		$1,431	Cross Country Healthcare Inc (a)	32,367	466
			Deluxe Corp	22,124	1,237
Building Materials - 0.89%			DeVry Education Group Inc	42,887	853
Boise Cascade Co (a)	2,688	55
			Edgewater Technology Inc (a)	10,657	83
Continental Materials Corp (a)	657	7
Gibraltar Industries Inc (a)	42,941	912	Electro Rent Corp	24,406	213
			Ennis Inc	51,859	1,036
Griffon Corp	112,322	1,705	Everi Holdings Inc (a)	36,406	102
Lennox International Inc	36,950	4,427	Franklin Covey Co (a)	6,071	108
Louisiana-Pacific Corp (a)	1,533	24
			FRP Holdings Inc (a)	2,468	75
LSI Industries Inc	26,028	300	FTI Consulting Inc (a)	51,510	1,746
Quanex Building Products Corp	14,731	273	Great Lakes Dredge & Dock Corp (a)	69,678	239
Simpson Manufacturing Co Inc	34,791	1,136	Green Dot Corp (a)	6,296	112
Universal Forest Products Inc	26,636	1,835	Hackett Group Inc/The	10,030	148
		$10,674	HealthEquity Inc (a)	8,470	183
Chemicals - 0.64%			Heidrick & Struggles International Inc	9,711	256
A Schulman Inc	22,282	564	Hudson Global Inc (a)	611	2
Aceto Corp	8,014	183	Huron Consulting Group Inc (a)	3,470	195
American Vanguard Corp	23,799	268	ICF International Inc (a)	229,847	7,862
Axiall Corp	47,589	853	Intersections Inc (a)	1,760	5
Cabot Corp	16,796	678	James River Group Holdings Ltd	2,223	75
Calgon Carbon Corp	3,942	64	K12 Inc (a)	26,352	243
Chemtura Corp (a)	18,794	493	KAR Auction Services Inc	387,725	12,958
Ferro Corp (a)	10,005	93	Kelly Services Inc	40,896	678
Hawkins Inc	1,678	63	Korn/Ferry International	70,012	2,157
Innophos Holdings Inc	3,759	100	Landauer Inc	3,690	113
Innospec Inc	5,134	256	LendingTree Inc (a)	5,970	440
Intrepid Potash Inc (a)	12,647	27	Live Nation Entertainment Inc (a)	8,170	185
Kraton Performance Polymers Inc (a)	33,674	495	Matthews International Corp	14,400	718
Kronos Worldwide Inc	18,182	85	McGrath RentCorp	20,755	506
Landec Corp (a)	38,609	465	MoneyGram International Inc (a)	5,710	30

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Cosmetics & Personal Care (continued)
Monster Worldwide Inc (a)	80,265	$401	Inter Parfums Inc	1,861	$50
Multi-Color Corp	37,025	2,334	Revlon Inc (a)	11,982	356
National Research Corp	379	6			$408
Navigant Consulting Inc (a)	76,939	1,215
Neff Corp (a)	2,231	11	Distribution & Wholesale - 0.48%
			ADDvantage Technologies Group Inc (a)	3,841	7
Patriot National Inc (a)	240	2
			Beacon Roofing Supply Inc (a)	29,297	1,186
Perceptron Inc (a)	7,593	50
PFSweb Inc (a)	442	5	Core-Mark Holding Co Inc	16,519	1,343
Quad/Graphics Inc	33,914	342	Essendant Inc	42,817	1,279
			Rentrak Corp (a)	146	6
RCM Technologies Inc	13,071	65	ScanSource Inc (a)	36,539	1,146
Rent-A-Center Inc/TX	62,727	854	Titan Machinery Inc (a)	3,470	29
Resources Connection Inc	15,968	241	Veritiv Corp (a)	2,741	85
RPX Corp (a)	40,680	472
			WESCO International Inc (a)	17,082	690
ServiceMaster Global Holdings Inc (a)	352,075	14,861
ServiceSource International Inc (a)	4,738	18			$5,771
SP Plus Corp (a)	487	11	Diversified Financial Services - 0.96%
Strayer Education Inc (a)	3,412	182	AeroCentury Corp (a)	423	5
Team Inc (a)	161,825	3,884	Air Lease Corp	17,293	445
TransUnion (a)	400,200	9,901	Aircastle Ltd	47,372	813
Travelport Worldwide Ltd	4,269	46	Arlington Asset Investment Corp	4,246	47
TriNet Group Inc (a)	442	7	Associated Capital Group Inc (a)	2,760	75
Universal Security Instruments Inc (a)	1,000	4	Asta Funding Inc (a)	11,856	89
Vectrus Inc (a)	2,533	50	Atlanticus Holdings Corp (a)	16,062	49
Versar Inc (a)	3,300	9	Calamos Asset Management Inc	33,181	317
Viad Corp	30,727	906	California First National Bancorp	2,983	41
Volt Information Sciences Inc (a)	17,482	134	Cowen Group Inc (a)	140,652	403
Weight Watchers International Inc (a)	794	10	Credit Acceptance Corp (a)	1,280	229
		$95,149	Encore Capital Group Inc (a)	4,067	93
			Enova International Inc (a)	2,501	14
Computers - 2.57%
Agilysys Inc (a)	31,805	315	Federal Agricultural Mortgage Corp	11,430	372
			FNFV Group (a)	45,141	424
Astro-Med Inc	9,156	144
CACI International Inc (a)	172,226	14,306	GAIN Capital Holdings Inc	5,225	36
Ciber Inc (a)	159,402	518	GAMCO Investors Inc	2,760	80
Convergys Corp	211,178	5,162	Hannon Armstrong Sustainable Infrastructure	5,264	94
Datalink Corp (a)	26,249	189	Capital Inc
Digimarc Corp (a)	163	6	Houlihan Lokey Inc	1,763	43
			INTL. FCStone Inc (a)	4,624	131
Electronics For Imaging Inc (a)	6,138	254
Engility Holdings Inc	290,283	3,922	Investment Technology Group Inc	7,889	136
ExlService Holdings Inc (a)	1,261	55	Janus Capital Group Inc	260,477	3,279
			JG Wentworth Co/The (a)	2,512	3
Hutchinson Technology Inc (a)	8,712	32
			KCG Holdings Inc (a)	27,385	280
Imation Corp (a)	55,078	46
Insight Enterprises Inc (a)	73,501	1,736	Ladder Capital Corp	7,938	87
Key Tronic Corp (a)	16,991	129	Marlin Business Services Corp	12,234	191
Lexmark International Inc	22,985	648	Moelis & Co	8,726	222
			Nationstar Mortgage Holdings Inc (a)	6,988	71
Mentor Graphics Corp	13,968	243
Mercury Systems Inc (a)	34,657	662	Nelnet Inc	24,666	801
			NewStar Financial Inc (a)	56,773	435
NCI Inc	319	4	Ocwen Financial Corp (a)	14,818	80
NetScout Systems Inc (a)	14,753	318
PAR Technology Corp (a)	9,256	54	Oppenheimer Holdings Inc	15,265	234
			PennyMac Financial Services Inc (a)	15,265	182
Qualstar Corp (a)	4,617	3
			PHH Corp (a)	36,704	451
Quantum Corp (a)	39,925	19
			Piper Jaffray Cos (a)	16,875	574
Qumu Corp (a)	7,455	23
			Regional Management Corp (a)	9,058	120
Radisys Corp (a)	5,005	14
			Stifel Financial Corp (a)	13,347	447
Silver Spring Networks Inc (a)	696	8
			Stonegate Mortgage Corp (a)	2,144	9
StarTek Inc (a)	11,737	47
Stratasys Ltd (a)	7,145	116	Virtus Investment Partners Inc	892	78
			World Acceptance Corp (a)	642	19
Sykes Enterprises Inc (a)	64,711	1,905
TeleTech Holdings Inc	1,451	39			$11,499
Unisys Corp (a)	3,490	34	Electric - 2.50%
Vocera Communications Inc (a)	1,789	26	Abengoa Yield PLC	6,863	116
		$30,977	ALLETE Inc	11,968	633
			Ameresco Inc (a)	7,631	42
Consumer Products - 0.35%
ACCO Brands Corp (a)	145,570	883	Atlantic Power Corp	27,443	51
			Avangrid Inc (a)	16,308	627
Acme United Corp	1,796	25
Central Garden & Pet Co (a)	15,169	205	Avista Corp	28,185	1,043
Central Garden & Pet Co - A Shares (a)	48,190	665	Black Hills Corp	10,117	498
CSS Industries Inc	12,394	348	Cleco Corp	45,246	2,405
			Dynegy Inc (a)	16,867	200
Helen of Troy Ltd (a)	23,458	2,097
		$4,223	El Paso Electric Co	6,652	272
			Empire District Electric Co/The	28,231	828
Cosmetics & Personal Care - 0.03%			EnerNOC Inc (a)	4,791	25
CCA Industries Inc (a)	500	2	Genie Energy Ltd	7,295	61

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Energy - Alternate Sources - 0.17%
IDACORP Inc	26,374	$1,835	Clean Energy Fuels Corp (a)	14,118	$38
MGE Energy Inc	14,575	707	FutureFuel Corp	12,580	157
NorthWestern Corp	278,261	15,538	Green Plains Inc	44,482	843
NRG Yield Inc - A Shares	6,426	80	Pacific Ethanol Inc (a)	6,358	22
NRG Yield Inc - C Shares	8,640	114	Pattern Energy Group Inc	7,748	147
Ormat Technologies Inc	36,444	1,290	Renewable Energy Group Inc (a)	50,544	351
Otter Tail Corp	11,319	315	REX American Resources Corp (a)	9,162	489
PNM Resources Inc	40,099	1,260	Vivint Solar Inc (a)	1,365	11
Portland General Electric Co	26,318	1,023			$2,058
Spark Energy Inc	282	8
Talen Energy Corp (a)	70,680	505	Engineering & Construction - 0.67%
			Aegion Corp (a)	45,814	826
Unitil Corp	15,930	618
		$30,094	Argan Inc	5,786	174
			Comfort Systems USA Inc	3,263	92
Electrical Components & Equipment - 0.34%			Dycom Industries Inc (a)	6,396	424
Advanced Energy Industries Inc (a)	8,889	250	EMCOR Group Inc	47,071	2,151
Encore Wire Corp	17,305	644	ENGlobal Corp (a)	18,947	17
EnerSys	6,468	313	Exponent Inc	174	9
General Cable Corp	23,281	273	Granite Construction Inc	27,009	1,043
Graham Corp	12,354	213	Hill International Inc (a)	32,448	110
Insteel Industries Inc	3,322	82	Integrated Electrical Services Inc (a)	304	4
Littelfuse Inc	21,392	2,180	Layne Christensen Co (a)	12,149	62
Powell Industries Inc	869	22	MasTec Inc (a)	72,832	1,125
PowerSecure International Inc (a)	3,594	39	Mistras Group Inc (a)	1,613	36
Ultralife Corp (a)	14,398	81	MYR Group Inc (a)	17,017	341
		$4,097	Orion Marine Group Inc (a)	27,953	101
			Primoris Services Corp	1,659	34
Electronics - 1.93%			Sterling Construction Co Inc (a)	3,250	17
American Science & Engineering Inc	1,310	47	TopBuild Corp (a)	11,542	309
Applied Optoelectronics Inc (a)	618	10
			Tutor Perini Corp (a)	65,976	872
AVX Corp	86,626	995	VSE Corp	4,241	255
Ballantyne Strong Inc (a)	8,901	40
Bel Fuse Inc	11,857	180			$8,002
Benchmark Electronics Inc (a)	125,770	2,642	Entertainment - 0.64%
Brady Corp	11,005	247	AMC Entertainment Holdings Inc	17,985	392
Checkpoint Systems Inc	61,531	399	Caesars Acquisition Co (a)	8,681	52
Coherent Inc (a)	14,763	1,141	Carmike Cinemas Inc (a)	3,525	78
Control4 Corp (a)	3,850	26	Dover Motorsports Inc	3,447	8
CTS Corp	64,530	1,016	DreamWorks Animation SKG Inc (a)	10,607	272
CyberOptics Corp (a)	7,092	62	Eldorado Resorts Inc (a)	12,111	125
Electro Scientific Industries Inc (a)	17,319	105	Eros International PLC (a)	5,295	47
ESCO Technologies Inc	26,457	911	International Speedway Corp	50,376	1,720
FARO Technologies Inc (a)	2,404	62	Isle of Capri Casinos Inc (a)	652	8
Frequency Electronics Inc (a)	11,821	105	Marriott Vacations Worldwide Corp	58,440	2,887
GSI Group Inc (a)	10,052	124	National CineMedia Inc	46,792	732
II-VI Inc (a)	44,042	916	Penn National Gaming Inc (a)	22,038	311
IntriCon Corp (a)	448	3	RCI Hospitality Holdings Inc	10,679	88
Itron Inc (a)	5,385	177	Reading International Inc (a)	2,688	29
Kemet Corp (a)	28,632	42	Speedway Motorsports Inc	50,500	953
Kimball Electronics Inc (a)	39,529	397			$7,702
Knowles Corp (a)	25,284	344
LGL Group Inc/The (a)	410	1	Environmental Control - 0.25%
			Casella Waste Systems Inc (a)	6,707	40
Multi-Fineline Electronix Inc (a)	33,826	566
Newport Corp (a)	36,795	561	CECO Environmental Corp	12,740	99
NVE Corp	1,765	88	Covanta Holding Corp	90,273	1,277
			Fuel Tech Inc (a)	1,539	3
OSI Systems Inc (a)	2,065	113
			Heritage-Crystal Clean Inc (a)	2,282	22
Park Electrochemical Corp	4,589	75
Plexus Corp (a)	40,158	1,403	MSA Safety Inc	1,417	61
Rofin-Sinar Technologies Inc (a)	34,612	882	Tetra Tech Inc	50,306	1,332
			TRC Cos Inc (a)	17,445	154
Rogers Corp (a)	12,755	605
Sanmina Corp (a)	127,606	2,391			$2,988
Sparton Corp (a)	6,186	106	Food - 1.38%
Stoneridge Inc (a)	6,135	69	AMCON Distributing Co	191	14
Sypris Solutions Inc (a)	37,183	36	B&G Foods Inc	10,862	395
Tech Data Corp (a)	44,554	2,781	Darling Ingredients Inc (a)	118,080	1,061
TTM Technologies Inc (a)	108,155	630	Dean Foods Co	31,407	628
Vishay Intertechnology Inc	191,914	2,200	Diamond Foods Inc (a)	187	7
Vishay Precision Group Inc (a)	18,861	223	Fresh Del Monte Produce Inc	101,493	4,142
Watts Water Technologies Inc	4,265	210	Ingles Markets Inc	16,299	625
Woodward Inc	2,819	130	John B Sanfilippo & Son Inc	17,347	1,041
ZAGG Inc (a)	15,863	146	Lancaster Colony Corp	12,399	1,261
		$23,207	Performance Food Group Co (a)	1,340	31
			Post Holdings Inc (a)	32,668	1,911
			Sanderson Farms Inc	7,750	629

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Healthcare - Products (continued)
Seaboard Corp (a)	58	$167	LivaNova PLC (a)	1,827	$102
Seneca Foods Corp - Class A (a)	19,838	549	Luminex Corp (a)	8,493	163
Seneca Foods Corp - Class B (a)	39	1	Meridian Bioscience Inc	2,540	49
Smart & Final Stores Inc (a)	4,500	72	Merit Medical Systems Inc (a)	37,732	624
Snyder's-Lance Inc	24,325	768	Misonix Inc (a)	10,945	84
SpartanNash Co	46,042	945	Natus Medical Inc (a)	2,319	82
SUPERVALU Inc (a)	56,762	258	Navidea Biopharmaceuticals Inc (a)	5,385	4
Tootsie Roll Industries Inc	1,662	55	NuVasive Inc (a)	8,120	375
TreeHouse Foods Inc (a)	19,981	1,585	OraSure Technologies Inc (a)	26,641	145
United Natural Foods Inc (a)	532	19	Orthofix International NV (a)	11,705	462
Village Super Market Inc	1,938	51	Penumbra Inc (a)	179	8
Weis Markets Inc	9,329	379	Quidel Corp (a)	6,077	104
		$16,594	Rockwell Medical Inc (a)	1,161	7
			SeaSpine Holdings Corp (a)	1,553	22
Forest Products & Paper - 0.37%			SurModics Inc (a)	1,964	39
Clearwater Paper Corp (a)	6,260	245
			Symmetry Surgical Inc (a)	10,597	93
Domtar Corp	48,239	1,556	Teleflex Inc	33,003	4,478
Mercer International Inc	51,746	380	TransEnterix Inc (a)	7,482	21
Neenah Paper Inc	11,549	698	VWR Corp (a)	687,100	16,806
Orchids Paper Products Co	1,314	39	Wright Medical Group NV (a)	5,968	119
PH Glatfelter Co	59,448	877			$44,574
Resolute Forest Products Inc (a)	70,441	397
Schweitzer-Mauduit International Inc	6,361	268	Healthcare - Services - 3.32%
		$4,460	Addus HomeCare Corp (a)	13,112	278
			Alliance HealthCare Services Inc (a)	3,090	23
Gas - 3.10%			Almost Family Inc (a)	7,310	280
Chesapeake Utilities Corp	4,191	264	Amedisys Inc (a)	15,605	558
Laclede Group Inc/The	242,866	15,528	American Shared Hospital Services (a)	2,738	4
New Jersey Resources Corp	42,374	1,492	Amsurg Corp (a)	123,123	9,011
Northwest Natural Gas Co	14,592	758	Civitas Solutions Inc (a)	225,250	5,419
ONE Gas Inc	21,494	1,216	Ensign Group Inc/The	7,286	164
Piedmont Natural Gas Co Inc	11,003	652	Five Star Quality Care Inc (a)	59,424	151
South Jersey Industries Inc	14,500	361	Genesis Healthcare Inc (a)	3,852	7
Southwest Gas Corp	17,201	1,012	Health Net Inc/CA (a)	11,667	773
Vectren Corp	335,375	14,032	HealthSouth Corp	16,500	591
WGL Holdings Inc	29,243	1,953	Healthways Inc (a)	59,784	702
		$37,268	Interpace Diagnostics Group Inc (a)	13,313	4
Hand & Machine Tools - 0.92%			Kindred Healthcare Inc	77,568	749
Franklin Electric Co Inc	232,453	6,341	LHC Group Inc (a)	22,131	839
Hardinge Inc	13,003	115	LifePoint Health Inc (a)	34,670	2,420
Lincoln Electric Holdings Inc	58,250	3,101	Magellan Health Inc (a)	48,927	2,789
LS Starrett Co/The	5,475	53	Medcath Corp (a),(b),(c)	31,637	—
Milacron Holdings Corp (a)	1,558	20	Natera Inc (a)	178	2
P&F Industries Inc (a)	1,773	15	National HealthCare Corp	2,416	152
Regal Beloit Corp	26,159	1,470	Select Medical Holdings Corp	39,900	380
			SunLink Health Systems Inc (a)	4,000	3
		$11,115	Surgery Partners Inc (a)	342,918	5,525
Healthcare - Products - 3.70%			Surgical Care Affiliates Inc (a)	179,080	7,641
Affymetrix Inc (a)	7,701	108	Triple-S Management Corp (a)	42,963	958
Alere Inc (a)	233,158	8,673	Universal American Corp/NY	87,895	555
Allied Healthcare Products Inc (a)	1,532	1			$39,978
Analogic Corp	2,370	176
AngioDynamics Inc (a)	48,638	551	Holding Companies - Diversified - 0.04%
AtriCure Inc (a)	943	17	HRG Group Inc (a)	5,977	73
BioTelemetry Inc (a)	2,988	28	National Bank Holdings Corp	14,523	286
Cerus Corp (a)	2,021	11	Resource America Inc	19,111	83
CONMED Corp	31,561	1,166			$442
CryoLife Inc	12,331	121	Home Builders - 1.21%
Cutera Inc (a)	13,363	150
			AMREP Corp (a)	1,173	5
Cynosure Inc (a)	1,060	38
			AV Homes Inc (a)	5,742	59
Digirad Corp	15,358	76	Beazer Homes USA Inc (a)	5,909	51
EndoChoice Holdings Inc (a)	362	2
Exactech Inc (a)	4,426	89	CalAtlantic Group Inc	244,100	7,931
			Cavco Industries Inc (a)	756	63
Glaukos Corp (a)	363	6
			Century Communities Inc (a)	7,076	105
Greatbatch Inc (a)	22,560	871
			Green Brick Partners Inc (a)	14,126	83
Haemonetics Corp (a)	5,680	180
			Hovnanian Enterprises Inc (a)	21,206	33
Halyard Health Inc (a)	13,768	342
Hanger Inc (a)	44,601	602	KB Home	11,305	123
			LGI Homes Inc (a)	2,117	46
ICU Medical Inc (a)	1,760	170
			M/I Homes Inc (a)	43,589	781
Integra LifeSciences Holdings Corp (a)	114,326	7,026
			MDC Holdings Inc	52,798	1,149
Invacare Corp	21,602	333	Meritage Homes Corp (a)	48,177	1,590
Invuity Inc (a)	304	2
			New Home Co Inc/The (a)	1,815	18
Lantheus Holdings Inc (a)	1,367	3
			Orleans Homebuilders Inc (a),(b),(c)	7,702	—
LeMaitre Vascular Inc	3,070	45

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders (continued)			Insurance (continued)
Taylor Morrison Home Corp (a)	30,184	$363	Primerica Inc	10,043	$452
TRI Pointe Group Inc (a)	147,505	1,555	ProAssurance Corp	9,904	496
WCI Communities Inc (a)	15,656	328	Radian Group Inc	90,135	907
William Lyon Homes (a)	20,213	219	RenaissanceRe Holdings Ltd	137,551	15,495
Winnebago Industries Inc	735	13	RLI Corp	9,371	556
		$14,515	Safety Insurance Group Inc	6,514	367
			Security National Financial Corp (a)	939	5
Home Furnishings - 0.24%			Selective Insurance Group Inc	92,219	2,888
Bassett Furniture Industries Inc	12,657	378	StanCorp Financial Group Inc	36,381	4,171
Daktronics Inc	5,541	45	State Auto Financial Corp	42,402	926
DTS Inc/CA (a)	584	13
Emerson Radio Corp (a)	4,358	4	State National Cos Inc	6,007	59
			Stewart Information Services Corp	12,230	434
Ethan Allen Interiors Inc	6,626	177	Symetra Financial Corp	123,178	3,944
Flexsteel Industries Inc	8,830	386	Third Point Reinsurance Ltd (a)	10,911	127
Hooker Furniture Corp	14,812	425	Trupanion Inc (a)	698	6
iRobot Corp (a)	5,342	181
			Unico American Corp (a)	5,796	60
La-Z-Boy Inc	34,079	731	United Fire Group Inc	42,884	1,657
Skullcandy Inc (a)	11,064	35
Stanley Furniture Co Inc (a)	8,033	19	United Insurance Holdings Corp	3,562	55
Universal Electronics Inc (a)	9,533	478	Universal Insurance Holdings Inc	6,717	126
VOXX International Corp (a)	12,053	52			$112,183
		$2,924	Internet - 0.77%
			1-800-Flowers.com Inc (a)	438	3
Housewares - 0.05%			8x8 Inc (a)	8,426	106
Libbey Inc	6,155	99	Bankrate Inc (a)	41,143	471
Lifetime Brands Inc	15,476	185	Bazaarvoice Inc (a)	6,343	23
NACCO Industries Inc	5,886	280	Blucora Inc (a)	74,425	642
		$564	Boingo Wireless Inc (a)	2,869	17
Insurance - 9.32%			DHI Group Inc (a)	5,512	51
Ambac Financial Group Inc (a)	19,084	268	ePlus Inc (a)	5,906	560
American Equity Investment Life Holding Co	383,592	6,977	FTD Cos Inc (a)	22,613	558
American Independence Corp (a)	1,020	20	Intralinks Holdings Inc (a)	3,566	29
American National Insurance Co	1,810	176	Lands' End Inc (a)	2,535	55
AMERISAFE Inc	2,665	136	Limelight Networks Inc (a)	11,742	15
Argo Group International Holdings Ltd	42,988	2,443	Liquidity Services Inc (a)	16,809	109
Aspen Insurance Holdings Ltd	292,440	13,602	MeetMe Inc (a)	11,161	36
Atlantic American Corp	7,236	32	ModusLink Global Solutions Inc (a)	18,859	40
Atlas Financial Holdings Inc (a)	1,457	25	New Media Investment Group Inc	23,366	405
Baldwin & Lyons Inc	14,088	349	PC-Tel Inc	47	—
Citizens Inc/TX (a)	9,365	61	Perficient Inc (a)	15,753	300
CNO Financial Group Inc	763,901	13,292	QuinStreet Inc (a)	6,872	26
Crawford & Co	4,403	20	Rapid7 Inc (a)	381	5
Donegal Group Inc	18,939	267	RealNetworks Inc (a)	18,858	68
EMC Insurance Group Inc	21,247	494	Reis Inc	12,417	280
Employers Holdings Inc	22,968	572	RetailMeNot Inc (a)	6,811	62
Endurance Specialty Holdings Ltd	62,517	3,871	RingCentral Inc (a)	211,000	4,604
Enstar Group Ltd (a)	1,271	203	Safeguard Scientifics Inc (a)	6,982	91
FBL Financial Group Inc	55,972	3,418	Shutterfly Inc (a)	2,989	124
Federated National Holding Co	13,691	339	Support.com Inc (a)	7,801	7
Fidelity & Guaranty Life	2,332	58	TeleCommunication Systems Inc (a)	51,683	257
First Acceptance Corp (a)	19,254	39	TheStreet Inc	28,307	37
First American Financial Corp	401,907	13,813	United Online Inc (a)	25,217	268
Global Indemnity PLC (a)	16,661	501			$9,249
Hallmark Financial Services Inc (a)	34,215	373
			Investment Companies - 0.50%
Hanover Insurance Group Inc/The	43,980	3,584	6D Global Technologies Inc (a),(c)	2,679	8
HCI Group Inc	27,711	921	Acacia Research Corp	9,177	34
Heritage Insurance Holdings Inc	13,918	276	Real Industry Inc (a)	2,124	14
Horace Mann Educators Corp	70,781	2,174	TCP Capital Corp	449,150	6,005
Independence Holding Co	16,257	250			$6,061
Infinity Property & Casualty Corp	8,719	692
Investors Title Co	1,402	121	Iron & Steel - 1.06%
Kansas City Life Insurance Co	120	4	AK Steel Holding Corp (a)	32,034	65
Kemper Corp	76,904	2,658	Carpenter Technology Corp	42,643	1,184
Maiden Holdings Ltd	85,894	1,100	Commercial Metals Co	156,717	2,182
MBIA Inc (a)	216,697	1,443	Friedman Industries Inc	7,610	37
MGIC Investment Corp (a)	162,740	1,078	Reliance Steel & Aluminum Co	156,700	8,922
National General Holdings Corp	9,774	193	Ryerson Holding Corp (a)	2,497	8
National Interstate Corp	1,348	33	Schnitzer Steel Industries Inc	5,049	68
National Security Group Inc/The	369	6	Shiloh Industries Inc (a)	13,842	54
National Western Life Group Inc	5,651	1,304	Universal Stainless & Alloy Products Inc (a)	7,119	49
Navigators Group Inc/The (a)	23,582	2,066	Worthington Industries Inc	7,973	244
NMI Holdings Inc (a)	9,280	49			$12,813
Phoenix Cos Inc/The (a)	4,109	151

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Leisure Products & Services - 0.18%			Media (continued)
Callaway Golf Co	51,765	$451	Saga Communications Inc	5,232	$220
Escalade Inc	3,239	39	Salem Media Group Inc	14,406	56
Intrawest Resorts Holdings Inc (a)	6,810	57	Scholastic Corp	34,400	1,181
Johnson Outdoors Inc	9,478	204	Spanish Broadcasting System Inc (a)	1,921	8
Liberty TripAdvisor Holdings Inc (a)	58,943	1,317	Time Inc	57,536	863
MCBC Holdings Inc (a)	718	9	Townsquare Media Inc (a)	1,742	16
Nautilus Inc (a)	2,840	55	Tribune Publishing Co	2,263	21
Performance Sports Group Ltd (a)	7,602	54			$8,227
Planet Fitness Inc (a)	1,442	21
		$2,207	Metal Fabrication & Hardware - 0.13%
			A. M. Castle & Co (a)	14,524	27
Lodging - 0.21%			Ampco-Pittsburgh Corp	8,217	86
Belmond Ltd (a)	133,459	1,129	Chicago Rivet & Machine Co	1,070	25
Boyd Gaming Corp (a)	24,613	439	CIRCOR International Inc	7,699	273
Caesars Entertainment Corp (a)	10,005	69	Dynamic Materials Corp	528	3
Century Casinos Inc (a)	2,883	19	Eastern Co/The	2,538	42
Full House Resorts Inc (a)	458	1	Furmanite Corp (a)	1,599	8
Interval Leisure Group Inc	6,010	71	Global Brass & Copper Holdings Inc	751	16
Marcus Corp/The	30,235	572	Haynes International Inc	2,557	82
Monarch Casino & Resort Inc (a)	3,004	62	Lawson Products Inc/DE (a)	7,691	149
Morgans Hotel Group Co (a)	4,085	7	LB Foster Co	5,225	60
Red Lion Hotels Corp (a)	31,701	179	Mueller Industries Inc	4,704	120
		$2,548	Mueller Water Products Inc - Class A	26,821	220
			NN Inc	11,505	139
Machinery - Construction & Mining - 0.24%			Northwest Pipe Co (a)	6,346	61
Astec Industries Inc	19,560	730	Olympic Steel Inc	9,883	92
Babcock & Wilcox Enterprises Inc (a)	651	14
			TimkenSteel Corp	13,183	119
Hyster-Yale Materials Handling Inc	5,133	266			$1,522
Oshkosh Corp	28,374	934
Terex Corp	42,081	943	Mining - 0.25%
		$2,887	Alcoa Inc	12,459	91
			A-Mark Precious Metals Inc	2,012	34
Machinery - Diversified - 0.31%			Century Aluminum Co (a)	126,342	596
Alamo Group Inc	13,305	705	Coeur Mining Inc (a)	24,266	54
Albany International Corp	3,360	114	Energy Fuels Inc/Canada (a)	4,491	11
Altra Industrial Motion Corp	2,442	55	Ferroglobe PLC	24,220	206
Applied Industrial Technologies Inc	5,305	204	Hecla Mining Co	252,703	470
Briggs & Stratton Corp	54,894	1,079	Kaiser Aluminum Corp	8,776	682
Chart Industries Inc (a)	15,584	253
			Materion Corp	21,299	521
Columbus McKinnon Corp/NY	4,840	69	Stillwater Mining Co (a)	48,292	316
DXP Enterprises Inc (a)	1,955	31
Gencor Industries Inc (a)	2,579	30	United States Lime & Minerals Inc	448	25
Gerber Scientific Inc (a),(b),(c)	56,637	—			$3,006
Global Power Equipment Group Inc	4,572	12	Miscellaneous Manufacturers - 1.32%
Gorman-Rupp Co/The	2,773	70	Actuant Corp	45,057	1,049
Hurco Cos Inc	11,782	318	American Railcar Industries Inc	8,286	376
Kadant Inc	13,361	519	AO Smith Corp	1,380	96
Key Technology Inc (a)	1,200	9	Barnes Group Inc	45,426	1,477
Lindsay Corp	237	17	Chase Corp	276	13
SPX FLOW Inc (a)	1,454	35	CLARCOR Inc	385	18
Tennant Co	2,758	149	Core Molding Technologies Inc (a)	9,787	106
Twin Disc Inc	4,112	47	EnPro Industries Inc	1,235	55
		$3,716	Fabrinet (a)	39,645	987
			Federal Signal Corp	41,087	608
Media - 0.68%			FreightCar America Inc	6,551	124
A H Belo Corp	19,330	116	Handy & Harman Ltd (a)	681	12
Beasley Broadcast Group Inc	5,597	19	Hillenbrand Inc	360,150	9,753
Central European Media Enterprises Ltd (a)	5,319	14
			LSB Industries Inc (a)	8,799	49
Crown Media Holdings Inc (a)	1,937	9
			Lydall Inc (a)	12,330	349
Cumulus Media Inc (a)	153,527	40
			MFRI Inc (a)	7,216	46
Daily Journal Corp (a)	209	40
Entercom Communications Corp (a)	28,917	303	Myers Industries Inc	6,430	73
			NL Industries Inc (a)	8,749	19
Entravision Communications Corp	1,375	10	Park-Ohio Holdings Corp	713	20
EW Scripps Co/The	52,312	993	Raven Industries Inc	4,597	69
Gannett Co Inc	3,260	48	Servotronics Inc	788	6
Gray Television Inc (a)	74,608	981
Hemisphere Media Group Inc (a)	1,970	28	Standex International Corp	470	34
Here Media Inc (a),(c)	3,700	—	Synalloy Corp	3,022	21
Here Media Inc - Special Shares (a),(c)	3,700	—	Tredegar Corp	14,479	190
			TriMas Corp (a)	17,568	304
Houghton Mifflin Harcourt Co (a)	17,763	317
McClatchy Co/The (a)	62,201	62			$15,854
Media General Inc (a)	46,882	762	Office Furnishings - 0.07%
Meredith Corp	20,282	859	HNI Corp	2,980	101
New York Times Co/The	92,396	1,221	Kewaunee Scientific Corp	3,601	61
Radio One Inc (a)	27,800	40	Kimball International Inc	29,631	285

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Office Furnishings (continued)			Oil & Gas Services (continued)
Knoll Inc	18,260	$335	Key Energy Services Inc (a)	56,117	$18
Steelcase Inc	750	10	Matrix Service Co (a)	4,961	94
Virco Manufacturing Corp (a)	4,847	15	McDermott International Inc (a)	183,697	507
		$807	Mitcham Industries Inc (a)	12,775	35
			MRC Global Inc (a)	93,138	936
Oil & Gas - 1.69%			Natural Gas Services Group Inc (a)	14,943	283
Abraxas Petroleum Corp (a)	21,067	24
			Newpark Resources Inc (a)	486,843	2,371
Adams Resources & Energy Inc	1,509	51	Oil States International Inc (a)	27,926	788
Alon USA Energy Inc	102,139	1,285	PHI Inc (a)	15,484	281
Approach Resources Inc (a)	8,129	10
			Pioneer Energy Services Corp (a)	77,953	107
Atwood Oceanics Inc	39,984	245	SEACOR Holdings Inc (a)	22,644	1,042
Barnwell Industries Inc (a)	2,755	4
			Steel Excel Inc (a)	15,136	216
Bill Barrett Corp (a)	9,498	35
Bonanza Creek Energy Inc (a)	17,587	50	Superior Energy Services Inc	326,977	3,371
Callon Petroleum Co (a)	82,540	565	Tesco Corp	46,995	319
			TETRA Technologies Inc (a)	94,792	587
Carrizo Oil & Gas Inc (a)	24,723	671
			Thermon Group Holdings Inc (a)	288,883	4,859
Clayton Williams Energy Inc (a)	5,279	91
			Willbros Group Inc (a)	16,248	31
Comstock Resources Inc (a)	62,256	109
Contango Oil & Gas Co (a)	22,736	146			$25,306
CVR Energy Inc	628	22	Packaging & Containers - 2.51%
Delek US Holdings Inc	79,448	1,351	Berry Plastics Group Inc (a)	6,760	210
Diamond Offshore Drilling Inc	42,078	782	Graphic Packaging Holding Co	834,203	9,477
Eclipse Resources Corp (a)	10,389	13	Greif Inc - Class A	23,636	624
Energy XXI Ltd	11,751	10	Greif Inc - Class B	557	20
Fairmount Santrol Holdings Inc (a)	2,569	6	KapStone Paper and Packaging Corp	35,115	519
Jones Energy Inc (a)	16,587	35	Multi Packaging Solutions International Ltd (a)	391,698	5,805
Laredo Petroleum Inc (a)	262,875	2,040	Silgan Holdings Inc	256,526	13,563
Magnum Hunter Resources Corp - Warrants	11,862	—			$30,218
(a),(b),(c)
Matador Resources Co (a)	4,088	66	Pharmaceuticals - 0.84%
			ACADIA Pharmaceuticals Inc (a)	1,058	22
Noble Corp plc	115,213	897	Adamas Pharmaceuticals Inc (a)	1,793	31
North Atlantic Drilling Ltd (a)	2,126	4
			Aimmune Therapeutics Inc (a)	199	3
Oasis Petroleum Inc (a)	30,759	165
			Akebia Therapeutics Inc (a)	4,599	34
Pacific Drilling SA (a)	49,242	19
			Amphastar Pharmaceuticals Inc (a)	9,765	118
Panhandle Oil and Gas Inc	4,671	68	Anika Therapeutics Inc (a)	4,206	158
Par Pacific Holdings Inc (a)	547	13
			Array BioPharma Inc (a)	80,138	248
Parker Drilling Co (a)	146,106	200
			Axovant Sciences Ltd (a)	252	4
Parsley Energy Inc (a)	8,355	161
			BioScrip Inc (a)	24,838	44
Patterson-UTI Energy Inc	109,116	1,569	Calithera Biosciences Inc (a)	1,911	10
PBF Energy Inc	50,308	1,760	Chiasma Inc (a)	131	1
PDC Energy Inc (a)	48,988	2,786
			Global Blood Therapeutics Inc (a)	124	2
QEP Resources Inc	8,954	115	Ignyta Inc (a)	1,507	15
Rice Energy Inc (a)	63,172	737
			Impax Laboratories Inc (a)	1,502	56
Ring Energy Inc (a)	4,635	26
			NantKwest Inc (a)	119	1
Rowan Cos Plc	95,485	1,208	Natural Alternatives International Inc (a)	3,359	27
RSP Permian Inc (a)	82,707	1,948
Seventy Seven Energy Inc (a)	18,386	8	Nature's Sunshine Products Inc	2,171	19
			Nutraceutical International Corp (a)	14,022	333
SM Energy Co	13,211	185	Omega Protein Corp (a)	57,623	1,302
Synergy Resources Corp (a)	22,736	145
TransAtlantic Petroleum Ltd (a)	7,530	7	Osiris Therapeutics Inc	286	2
Triangle Petroleum Corp (a)	22,974	10	Owens & Minor Inc	9,474	328
			PharMerica Corp (a)	48,684	1,445
Ultra Petroleum Corp (a)	14,564	33
			PRA Health Sciences Inc (a)	117,325	5,054
Unit Corp (a)	32,503	339
			Prestige Brands Holdings Inc (a)	17,288	807
VAALCO Energy Inc (a)	8,419	12
			Seres Therapeutics Inc (a)	152	4
WPX Energy Inc (a)	69,624	377
			Sucampo Pharmaceuticals Inc (a)	871	11
		$20,403	Synutra International Inc (a)	978	5
Oil & Gas Services - 2.10%			Threshold Pharmaceuticals Inc (a)	616	—
Archrock Inc	89,296	536	Vanda Pharmaceuticals Inc (a)	1,449	12
Basic Energy Services Inc (a)	7,962	18			$10,096
Bristow Group Inc	39,642	922
C&J Energy Services Ltd (a)	25,317	62	Private Equity - 0.00%
CARBO Ceramics Inc	3,686	61	Fifth Street Asset Management Inc	1,860	4
Dawson Geophysical Co (a)	11,345	36
Dril-Quip Inc (a)	5,199	305	Real Estate - 0.28%
Era Group Inc (a)	27,143	250	Alexander & Baldwin Inc	37,699	1,143
Exterran Corp (a)	44,445	734	Altisource Residential Corp	50,948	507
Flotek Industries Inc (a)	9,484	63	BBX Capital Corp (a)	1,774	24
Forum Energy Technologies Inc (a)	499,608	5,601	California Coastal Communities Inc (a),(b),(c)	9,672	—
Gulf Island Fabrication Inc	11,118	97	Consolidated-Tomoka Land Co	586	27
Gulfmark Offshore Inc (a)	30,960	117	Forestar Group Inc (a)	5,973	54
Helix Energy Solutions Group Inc (a)	146,213	590	Griffin Industrial Realty Inc	872	21
Independence Contract Drilling Inc (a)	4,024	16	Kennedy-Wilson Holdings Inc	29,223	593
ION Geophysical Corp (a)	117,058	53	RE/MAX Holdings Inc	16,160	563

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Real Estate (continued)			REITS (continued)
RMR Group Inc/The (a)	2,095	$43	New Senior Investment Group Inc	11,918	$110
St Joe Co/The (a)	7,743	123	New York REIT Inc	22,691	233
Stratus Properties Inc (a)	2,638	63	One Liberty Properties Inc	2,655	55
Xenia Hotels & Resorts Inc	15,607	228	Parkway Properties Inc/Md	11,860	160
		$3,389	Pebblebrook Hotel Trust	13,860	338
			Pennsylvania Real Estate Investment Trust	9,667	189
REITS - 3.76%			PennyMac Mortgage Investment Trust	23,774	322
Acadia Realty Trust	30,391	1,037	Physicians Realty Trust	12,187	208
AG Mortgage Investment Trust Inc	33,924	398	Potlatch Corp	3,871	111
Agree Realty Corp	23,919	883	Preferred Apartment Communities Inc	4,357	53
Alexander's Inc	19	7	PS Business Parks Inc	7,923	686
American Assets Trust Inc	5,761	215	QTS Realty Trust Inc	995	46
American Capital Mortgage Investment Corp	56,485	736	RAIT Financial Trust	17,221	44
American Residential Properties Inc	4,459	76	Ramco-Gershenson Properties Trust	43,196	738
Anworth Mortgage Asset Corp	117,682	501	Redwood Trust Inc	11,703	126
Apollo Commercial Real Estate Finance Inc	65,310	1,038	Resource Capital Corp	5,782	60
Apollo Residential Mortgage Inc	117,567	1,276	Retail Opportunity Investments Corp	21,066	390
Ares Commercial Real Estate Corp	33,797	360	Rexford Industrial Realty Inc	7,778	127
Armada Hoffler Properties Inc	40,908	441	RLJ Lodging Trust	37,583	687
ARMOUR Residential REIT Inc	5,518	108	Rouse Properties Inc	5,069	89
Ashford Hospitality Prime Inc	40,906	449	Sabra Health Care REIT Inc	7,759	142
Ashford Hospitality Trust Inc	22,220	124	Saul Centers Inc	380	19
Bluerock Residential Growth REIT Inc	4,009	42	Select Income REIT	42,345	801
Capstead Mortgage Corp	82,598	771	Silver Bay Realty Trust Corp	16,846	235
CatchMark Timber Trust Inc	7,828	85	Sovran Self Storage Inc	2,557	289
Cedar Realty Trust Inc	24,210	171	STAG Industrial Inc	9,128	155
Chatham Lodging Trust	5,248	99	STORE Capital Corp	10,070	250
Chesapeake Lodging Trust	24,540	617	Summit Hotel Properties Inc	20,482	208
Colony Capital Inc	58,986	1,017	Sun Communities Inc	8,428	561
Colony Starwood Homes	6,030	130	Sunstone Hotel Investors Inc	57,988	689
CorEnergy Infrastructure Trust Inc	2,418	38	Terreno Realty Corp	6,039	136
Cousins Properties Inc	46,165	398	UMH Properties Inc	5,005	47
CubeSmart	47,979	1,502	United Development Funding IV	5,841	59
CyrusOne Inc	761	28	Universal Health Realty Income Trust	1,844	94
CYS Investments Inc	43,347	298	Urstadt Biddle Properties Inc	10,295	209
DCT Industrial Trust Inc	24,492	876	Washington Real Estate Investment Trust	19,464	491
DiamondRock Hospitality Co	78,366	651	Western Asset Mortgage Capital Corp	7,569	74
DuPont Fabros Technology Inc	20,674	685	Whitestone REIT	9,746	107
Dynex Capital Inc	14,286	85			$45,302
EastGroup Properties Inc	7,892	421
Education Realty Trust Inc	11,457	448	Retail - 4.05%
EPR Properties	17,333	1,039	Abercrombie & Fitch Co	74,127	1,946
Equity One Inc	10,353	288	American Eagle Outfitters Inc	21,025	308
FelCor Lodging Trust Inc	41,838	291	America's Car-Mart Inc/TX (a)	1,278	30
First Industrial Realty Trust Inc	15,465	318	Ascena Retail Group Inc (a)	68,377	504
First Potomac Realty Trust	16,075	157	Barnes & Noble Education Inc (a)	47,185	520
Franklin Street Properties Corp	22,026	215	Barnes & Noble Inc	70,957	622
GEO Group Inc/The	10,427	308	Big 5 Sporting Goods Corp	16,658	203
Getty Realty Corp	26,952	482	Biglari Holdings Inc (a)	230	87
Gladstone Commercial Corp	4,467	64	BJ's Restaurants Inc (a)	440	19
Government Properties Income Trust	14,591	200	Bob Evans Farms Inc/DE	21,978	900
Gramercy Property Trust	107,232	784	Bravo Brio Restaurant Group Inc (a)	2,435	21
Great Ajax Corp	1,967	22	Build-A-Bear Workshop Inc (a)	13,479	177
Hatteras Financial Corp	27,957	342	Burlington Stores Inc (a)	1,818	98
Healthcare Realty Trust Inc	40,110	1,165	Cabela's Inc (a)	5,272	222
Hersha Hospitality Trust	327,003	5,745	Caleres Inc	18,439	496
Highwoods Properties Inc	41,042	1,735	Carrols Restaurant Group Inc (a)	1,385	19
Hudson Pacific Properties Inc	10,398	264	Cash America International Inc	18,873	565
Independence Realty Trust Inc	6,391	44	Cato Corp/The	8,858	357
InfraREIT Inc	4,285	83	Children's Place Inc/The	12,370	805
Inland Real Estate Corp	53,901	577	Christopher & Banks Corp (a)	12,842	22
Invesco Mortgage Capital Inc	17,224	195	Citi Trends Inc	14,656	302
Investors Real Estate Trust	16,983	111	Conn's Inc (a)	308	4
iStar Inc (a)	11,721	122	Cracker Barrel Old Country Store Inc	3,113	408
Kite Realty Group Trust	11,672	309	Del Frisco's Restaurant Group Inc (a)	5,451	86
LaSalle Hotel Properties	20,946	464	Denny's Corp (a)	96,298	902
Lexington Realty Trust	28,728	211	Destination XL Group Inc (a)	5,520	24
LTC Properties Inc	24,309	1,083	DineEquity Inc	10,714	910
Mack-Cali Realty Corp	53,950	1,121	Duluth Holdings Inc (a)	727	12
Medical Properties Trust Inc	32,672	359	Express Inc (a)	3,540	60
Monmouth Real Estate Investment Corp	15,638	161	EZCORP Inc (a)	29,816	90
Monogram Residential Trust Inc	36,362	317	Finish Line Inc/The	22,175	420
National Health Investors Inc	5,827	354	First Cash Financial Services Inc	210,618	7,477
New Residential Investment Corp	89,748	1,023	Fogo De Chao Inc (a)	446	6

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Savings & Loans (continued)
Fred's Inc	39,849	$658	Fox Chase Bancorp Inc	20,257	$396
Gaiam Inc (a)	502	2	HF Financial Corp	8,101	141
Genesco Inc (a)	21,338	1,411	Hingham Institution for Savings	280	34
Group 1 Automotive Inc	89,785	4,817	HMN Financial Inc (a)	2,080	24
Guess? Inc	79,709	1,478	Home Bancorp Inc	3,409	87
Haverty Furniture Cos Inc	34,506	654	HomeStreet Inc (a)	20,552	421
HSN Inc	104,300	4,908	HomeTrust Bancshares Inc (a)	7,095	131
J Alexander's Holdings Inc (a)	2,898	27	HopFed Bancorp Inc	3,929	45
JC Penney Co Inc (a)	181,889	1,321	Investors Bancorp Inc	181,440	2,121
Kirkland's Inc	3,330	39	Lake Sunapee Bank Group	1,896	26
Luby's Inc (a)	28,408	123	Magyar Bancorp Inc (a)	400	4
Lumber Liquidators Holdings Inc (a)	4,832	62	Meridian Bancorp Inc	62,449	877
MarineMax Inc (a)	9,244	156	Meta Financial Group Inc	4,150	179
Men's Wearhouse Inc/The	9,762	134	MutualFirst Financial Inc	4,937	123
Movado Group Inc	21,462	552	Northeast Community Bancorp Inc	2,697	19
New York & Co Inc (a)	8,783	19	Northfield Bancorp Inc	85,657	1,326
Office Depot Inc (a)	70,292	362	Northwest Bancshares Inc	154,781	1,945
Ollie's Bargain Outlet Holdings Inc (a)	631	14	Ocean Shore Holding Co	2,736	49
PC Connection Inc	37,334	843	OceanFirst Financial Corp	2,690	48
PCM Inc (a)	21,523	178	Oritani Financial Corp	18,165	304
Penske Automotive Group Inc	16,939	531	Pacific Premier Bancorp Inc (a)	15,358	316
Pep Boys-Manny Moe & Jack/The (a)	88,217	1,631	Provident Financial Holdings Inc	10,567	185
Perfumania Holdings Inc (a)	3,407	8	Provident Financial Services Inc	121,696	2,390
Regis Corp (a)	62,925	940	Prudential Bancorp Inc	6,246	98
Ruby Tuesday Inc (a)	108,552	592	Pulaski Financial Corp	4,791	68
Rush Enterprises Inc - Class A (a)	34,519	659	Riverview Bancorp Inc	28,105	121
Rush Enterprises Inc - Class B (a)	11,863	223	SI Financial Group Inc	1,687	24
Ruth's Hospitality Group Inc	27,337	444	Sterling Bancorp/DE	61,455	966
Shake Shack Inc (a)	203	7	Territorial Bancorp Inc	10,109	269
Shoe Carnival Inc	24,361	565	Timberland Bancorp Inc/WA	7,281	91
Sonic Automotive Inc	34,901	598	United Community Financial Corp/OH	35,098	215
Sonic Corp	43,604	1,281	United Financial Bancorp Inc	22,464	254
Sportsman's Warehouse Holdings Inc (a)	2,311	30	Washington Federal Inc	138,416	2,956
Stage Stores Inc	41,337	343	Waterstone Financial Inc	46,249	641
Stein Mart Inc	11,438	84	Wayne Savings Bancshares Inc	1,380	17
Systemax Inc (a)	2,243	19	Westfield Financial Inc	23,009	184
Tilly's Inc (a)	6,775	44	WSFS Financial Corp	8,308	241
Trans World Entertainment Corp (a)	33,798	111			$31,281
Tuesday Morning Corp (a)	19,794	111
Vera Bradley Inc (a)	8,568	127	Semiconductors - 2.43%
			Advanced Micro Devices Inc (a)	49,192	108
Vista Outdoor Inc (a)	34,005	1,639
			Alpha & Omega Semiconductor Ltd (a)	22,157	212
Vitamin Shoppe Inc (a)	16,019	488
			Amkor Technology Inc (a)	147,993	909
Wendy's Co/The	112,838	1,154	Axcelis Technologies Inc (a)	87,490	229
West Marine Inc (a)	28,222	233
			AXT Inc (a)	5,895	15
Wingstop Inc (a)	357	9
World Fuel Services Corp	14,096	549	Brooks Automation Inc	93,388	890
Zumiez Inc (a)	743	13	Cabot Microelectronics Corp	7,673	311
			Cascade Microtech Inc (a)	18,771	297
		$48,813	CEVA Inc (a)	2,153	50
Savings & Loans - 2.60%			Cirrus Logic Inc (a)	17,358	603
Anchor BanCorp Wisconsin Inc (a)	1,513	65	Cohu Inc	31,790	385
Astoria Financial Corp	161,321	2,440	Cree Inc (a)	27,360	767
Atlantic Coast Financial Corp (a)	210	1	Cypress Semiconductor Corp (a)	61,953	487
Banc of California Inc	13,514	204	Diodes Inc (a)	32,234	617
Bank Mutual Corp	43,881	346	DSP Group Inc (a)	31,868	305
BankFinancial Corp	49,107	603	EMCORE Corp (a)	4,146	25
Bear State Financial Inc (a)	395	3	Entegris Inc (a)	8,038	94
Beneficial Bancorp Inc (a)	44,935	582	Exar Corp (a)	500	3
Berkshire Hills Bancorp Inc	56,980	1,583	Fairchild Semiconductor International Inc (a)	144,623	2,963
Brookline Bancorp Inc	92,264	1,029	FormFactor Inc (a)	50,663	421
Cape Bancorp Inc	5,980	79	GigOptix Inc (a)	4,322	13
Capitol Federal Financial Inc	256,932	3,152	Integrated Device Technology Inc (a)	7,150	182
Charter Financial Corp/MD	19,433	261	Intersil Corp	58,912	765
Chicopee Bancorp Inc	1,061	19	IXYS Corp	23,105	276
Citizens Community Bancorp Inc/WI	2,250	21	Kopin Corp (a)	13,358	26
Clifton Bancorp Inc	39,647	572	Kulicke & Soffa Industries Inc (a)	79,205	802
Dime Community Bancshares Inc	29,688	510	Lattice Semiconductor Corp (a)	11,890	58
Eagle Bancorp Montana Inc	111	1	Magnachip Semiconductor Corp (a)	2,607	12
ESSA Bancorp Inc	7,377	100	MaxLinear Inc (a)	1,016	16
EverBank Financial Corp	13,542	191	Microsemi Corp (a)	16,343	518
First Defiance Financial Corp	12,263	478	MKS Instruments Inc	51,943	1,840
First Financial Northwest Inc	13,228	179	Nanometrics Inc (a)	4,498	64
Flagstar Bancorp Inc (a)	22,618	422	Photronics Inc (a)	126,196	1,507
Flushing Financial Corp	50,160	1,104	Power Integrations Inc	1,365	64

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Semiconductors (continued)			Telecommunications (continued)
QLogic Corp (a)	102,808	$1,318	DigitalGlobe Inc (a)	55,541	$727
Qorvo Inc (a)	3,521	139	EarthLink Holdings Corp	54,676	323
Richardson Electronics Ltd/United States	13,691	70	Extreme Networks Inc (a)	18,122	50
Rovi Corp (a)	96,795	1,884	Finisar Corp (a)	39,893	507
Rudolph Technologies Inc (a)	28,593	366	General Communication Inc (a)	23,025	417
Semtech Corp (a)	6,060	122	Globalstar Inc (a)	85,259	109
Sigma Designs Inc (a)	47,734	316	Harmonic Inc (a)	104,786	345
Silicon Laboratories Inc (a)	159,927	7,293	Hawaiian Telcom Holdco Inc (a)	5,149	123
Tessera Technologies Inc	52,144	1,503	HC2 Holdings Inc	2,136	8
Ultra Clean Holdings Inc (a)	30,281	157	IDT Corp - Class B	11,402	145
Ultratech Inc (a)	5,100	103	Inteliquent Inc	41,808	718
Veeco Instruments Inc (a)	5,566	104	Intelsat SA (a)	3,838	13
Xcerra Corp (a)	11,796	64	InterDigital Inc/PA	6,002	271
		$29,273	Iridium Communications Inc (a)	111,928	779
			Ixia (a)	4,750	45
Software - 3.37%			KVH Industries Inc (a)	4,963	48
Actua Corp (a)	587	6
Acxiom Corp (a)	23,236	434	Leap Wireless International Inc - Rights	64,745	227
			(a),(b),(c)
American Software Inc/GA	4,034	39	Loral Space & Communications Inc (a)	1,169	40
Appfolio Inc (a)	343	5
			Lumos Networks Corp (a)	4,365	51
Avid Technology Inc (a)	51,244	364
			NeoPhotonics Corp (a)	5,724	51
Bottomline Technologies de Inc (a)	848	24
			NETGEAR Inc (a)	36,643	1,369
Brightcove Inc (a)	914	5
			NeuStar Inc (a)	8,474	208
Broadridge Financial Solutions Inc	140,475	7,524	Novatel Wireless Inc (a)	4,845	5
BroadSoft Inc (a)	138,725	4,746
			NTELOS Holdings Corp (a)	10,481	97
Concurrent Computer Corp	2,188	11	Optical Cable Corp	8,872	21
Digi International Inc (a)	59,360	541
			ORBCOMM Inc (a)	47,395	346
Dun & Bradstreet Corp/The	100,225	9,864	Polycom Inc (a)	166,178	1,694
Epiq Systems Inc	36,454	457	Preformed Line Products Co	1,084	41
Everyday Health Inc (a)	648	3
Evolent Health Inc (a)	727	7	RF Industries Ltd	300	1
Glu Mobile Inc (a)	10,760	24	Shenandoah Telecommunications Co	6,532	151
			ShoreTel Inc (a)	57,770	474
inContact Inc (a)	997	9
InnerWorkings Inc (a)	22,478	159	Spok Holdings Inc	22,500	405
			Telenav Inc (a)	23,340	135
Instructure Inc (a)	646	11
			Telephone & Data Systems Inc	67,321	1,561
ManTech International Corp/VA	27,506	793	TESSCO Technologies Inc	2,082	34
MINDBODY Inc (a)	324	4
			Ubiquiti Networks Inc (a)	1,572	47
PDF Solutions Inc (a)	865	9
			ViaSat Inc (a)	856	54
Progress Software Corp (a)	32,981	853
			Viavi Solutions Inc (a)	51,049	255
PTC Inc (a)	220	6
			Vonage Holdings Corp (a)	23,042	118
QAD Inc	1,498	28	West Corp	9,875	179
Sapiens International Corp NV	1,382	14	Westell Technologies Inc (a)	9,001	10
SciQuest Inc (a)	2,288	29
Seachange International Inc (a)	14,334	89	Windstream Holdings Inc	1,176	7
SYNNEX Corp	50,165	4,211			$15,886
Take-Two Interactive Software Inc (a)	37,643	1,307	Textiles - 0.10%
Verint Systems Inc (a)	246,954	9,041	Culp Inc	361	9
Xactly Corp (a)	519	4	Dixie Group Inc/The (a)	12,240	53
Zynga Inc (a)	4,507	11	G&K Services Inc	7,909	510
		$40,632	UniFirst Corp/MA	5,729	603

Storage & Warehousing - 0.12%					$1,175
Mobile Mini Inc	44,380	1,150	Toys, Games & Hobbies - 0.02%
Wesco Aircraft Holdings Inc (a)	30,416	344	JAKKS Pacific Inc (a)	28,974	216
		$1,494

Supranational Bank - 0.01%			Transportation - 1.57%
Banco Latinoamericano de Comercio Exterior	7,288	170	Air Transport Services Group Inc (a)	85,939	836
SA			ArcBest Corp	30,726	631
			Ardmore Shipping Corp	10,307	105
			Atlas Air Worldwide Holdings Inc (a)	31,396	1,153
Telecommunications - 1.32%			CAI International Inc (a)	17,857	112
ADTRAN Inc	25,114	456	Celadon Group Inc	18,498	147
Alaska Communications Systems Group Inc	6,092	10	Covenant Transportation Group Inc (a)	7,374	144
(a)
Anixter International Inc (a)	18,433	911	DHT Holdings Inc	96,360	557
			Dorian LPG Ltd (a)	21,825	231
Atlantic Tele-Network Inc	7,576	583	Frontline Ltd/Bermuda	44,722	98
Aviat Networks Inc (a)	32,554	24
Aware Inc (a)	17,409	52	GasLog Ltd	29,268	219
			Genco Shipping & Trading Ltd (a)	4,236	4
Black Box Corp	39,249	299	Gener8 Maritime Inc (a)	3,564	24
Calix Inc (a)	18,289	141
			Hornbeck Offshore Services Inc (a)	60,867	495
Cincinnati Bell Inc (a)	199,208	646
			Hub Group Inc (a)	14,540	443
Communications Systems Inc	8,832	64	International Shipholding Corp	7,458	10
Comtech Telecommunications Corp	21,803	426	Kirby Corp (a)	131,875	6,679
Consolidated Communications Holdings Inc	3,272	65	Marten Transport Ltd	36,293	609

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Portfolio Summary (unaudited)
Transportation (continued)				Sector			Percent
Matson Inc	38,048	$1,538		Financial			28.67%
Navios Maritime Acquisition Corp	16,926	39		Consumer, Non-cyclical			17.96%
Nordic American Offshore Ltd	4,062	16		Industrial			12.79%
Nordic American Tankers Ltd	19,289	245		Technology			8.37%
PAM Transportation Services Inc (a)	8,556	221		Consumer, Cyclical			8.30%
Patriot Transportation Holding Inc (a)	320	7		Exchange Traded Funds			7.44%
Providence and Worcester Railroad Co	4,798	62		Utilities			5.86%
Roadrunner Transportation Systems Inc (a)	21,785	172		Energy			3.99%
Safe Bulkers Inc	6,701	3		Communications			2.84%
Saia Inc (a)	8,545	183		Basic Materials			2.32%
Scorpio Bulkers Inc (a)	4,908	16		Diversified			0.04%
Scorpio Tankers Inc	245,274	1,496		Government			0.01%
Ship Finance International Ltd	29,478	395		Other Assets in Excess of Liabilities, Net			1.41%
Teekay Tankers Ltd	69,856	319		TOTAL NET ASSETS			100.00%
Tidewater Inc	26,501	140
Ultrapetrol Bahamas Ltd (a)	30,199	2
Universal Truckload Services Inc	893	12
USA Truck Inc (a)	10,153	164
Werner Enterprises Inc	55,102	1,331
XPO Logistics Inc (a)	1,694	39
YRC Worldwide Inc (a)	5,359	55
		$18,952

Trucking & Leasing - 0.56%
AMERCO	10,123	3,712
GATX Corp	51,440	2,108
Greenbrier Cos Inc/The	18,553	480
TAL International Group Inc (a)	22,774	257
Textainer Group Holdings Ltd	4,171	44
Willis Lease Finance Corp (a)	8,412	149
		$6,750

Water - 0.26%
American States Water Co	26,854	1,220
Artesian Resources Corp	13,777	418
California Water Service Group	11,268	282
Connecticut Water Service Inc	10,013	430
Consolidated Water Co Ltd	17,202	200
Middlesex Water Co	4,400	127
SJW Corp	6,339	206
York Water Co/The	8,320	222
		$3,105
TOTAL COMMON STOCKS		$1,097,706
INVESTMENT COMPANIES - 7.44%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 7.44%
Cash Account Trust - Government & Agency	787,766	788
Portfolio - Government Cash Managed
First American Government Obligations Fund	88,792,564	88,792
		$89,580
TOTAL INVESTMENT COMPANIES		$89,580
Total Investments		$1,187,286
Other Assets in Excess of Liabilities, Net - 1.41%		$16,946
TOTAL NET ASSETS - 100.00%		$1,204,232

(a) Non-Income Producing Security
(b)		Security is Illiquid. At the end of the period, the value of these securities totaled $227 or 0.02% of net assets.
(c)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$235 or 0.02% of net assets.

Futures Contracts

							Unrealized
Type	Long/Short			Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2016	Long		868	$97,249		$89,526	$(7,723)
Total							$(7,723)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2016 (unaudited)

	Principal			Principal
BONDS- 0.52%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

U.S. Municipals - 0.52%			California (continued)
Oglala Sioux Tribe			Lancaster Redevelopment Agency Successor
5.75%, 10/01/2025(a)	$1,500	$1,537	Agency
			6.50%, 08/01/2029	$580	$674
TOTAL BONDS		$1,537	Los Angeles Department of Water & Power
	Principal		5.25%, 07/01/2038	1,000	1,098
MUNICIPAL BONDS - 98.66%	Amount (000's) Value (000's)		Los Angeles Unified School District/CA
			5.00%, 07/01/2029	1,000	1,133
Alabama - 1.23%			Metropolitan Water District of Southern
Auburn University			California
5.00%, 06/01/2038	$555	$609	5.00%, 07/01/2029	1,150	1,304
5.00%, 06/01/2038	945	1,025	Morongo Band of Mission Indians/The
Birmingham Airport Authority (credit support			6.50%, 03/01/2028(a)	500	548
from AGM)			Oakland Unified School District/Alameda
5.25%, 07/01/2030(b)	1,000	1,142	County
Selma Industrial Development Board			5.00%, 08/01/2034	2,210	2,553
6.25%, 11/01/2033	700	810	Port of Los Angeles
		$3,586	5.00%, 08/01/2031	1,240	1,398
Alaska - 0.59%			Regents of the University of California
Borough of Matanuska-Susitna AK (credit			Medical Center Pooled Revenue
support from AGC)			5.50%, 05/15/2027	1,375	1,473
5.50%, 09/01/2023(b)	1,500	1,726	Richmond Joint Powers Financing Authority
			6.25%, 07/01/2024	1,000	1,161
			Riverside Community Properties Development
Arizona - 3.10%			Inc
Arizona Department of Transportation State			6.00%, 10/15/2038	1,150	1,377
Highway Fund Revenue			Sacramento Area Flood Control
5.00%, 07/01/2026	1,500	1,652	Agency (credit support from BAM)
City of Phoenix Civic Improvement Corp			5.00%, 10/01/2039(b)	1,340	1,541
5.00%, 07/01/2034	1,000	1,116	San Diego Unified School District/CA
Industrial Development Authority of the			0.00%, 07/01/2032(d)	5,000	2,856
County of Pima/The			Southern California Public Power Authority
6.55%, 12/01/2037	290	295	5.25%, 07/01/2028	1,000	1,205
Navajo County Pollution Control Corp			University of California
5.75%, 06/01/2034	1,015	1,032	5.00%, 05/15/2037	1,500	1,771
Navajo Nation			5.75%, 05/15/2025	1,380	1,600
5.50%, 12/01/2030(a)	1,240	1,386	West Contra Costa Unified School District
Salt Verde Financial Corp			5.25%, 08/01/2033	1,000	1,200
5.00%, 12/01/2032	2,985	3,602			$58,253
		$9,083
			Colorado - 0.81%
California - 19.95%			Platte River Power Authority
Alum Rock Union Elementary School			5.00%, 06/01/2026	1,135	1,282
District			Regional Transportation District
5.25%, 08/01/2043	1,000	1,168	6.00%, 01/15/2041	450	507
Bay Area Toll Authority			6.50%, 01/15/2030	500	581
5.00%, 04/01/2034	2,500	2,824			$2,370
California Educational Facilities Authority
5.00%, 12/29/2015(c)	8,148	9,124	Connecticut - 1.95%
5.00%, 01/01/2038(c)	1,621	1,737	Mohegan Tribal Finance Authority
5.00%, 10/01/2038(c)	2,700	2,992	7.00%, 02/01/2045(a)	4,500	4,483
			State of Connecticut (credit support from
California Pollution Control Financing			ACA)
Authority			6.60%, 07/01/2024(b)	1,215	1,219
4.30%, 07/01/2040	2,000	2,081
California Statewide Communities					$5,702
Development Authority			District of Columbia - 2.33%
6.25%, 11/15/2019(a)	400	437
6.63%, 11/15/2024(a)	500	584	District of Columbia
			5.00%, 12/01/2023	1,785	2,061
California Statewide Communities			5.00%, 12/01/2024	715	826
Development Authority (credit support from			6.38%, 10/01/2034	1,000	1,196
FHA INS)
6.63%, 08/01/2029(b)	890	1,067	District of Columbia Water & Sewer
			Authority (credit support from AGM)
California Statewide Communities			5.50%, 10/01/2017(b)	500	541
Development Authority (credit support from
GNMA COLL)			District of Columbia Water & Sewer
4.90%, 07/20/2039(b)	500	538	Authority (credit support from AGM-CR
			NATL)
City of Los Angeles Department of Airports			5.50%, 10/01/2041(b)	2,000	2,162
5.00%, 05/15/2035	1,500	1,705			$6,786
City of Vernon CA Electric System Revenue
5.13%, 08/01/2021	380	418	Florida - 3.09%
5.13%, 08/01/2021	620	689	City of Lakeland FL Department of Electric
Golden State Tobacco Securitization Corp			Utilities
5.00%, 06/01/2033	1,000	1,187	5.00%, 10/01/2036(e)	1,000	1,193
5.75%, 06/01/2047	9,225	8,810	5.25%, 10/01/2036	1,000	1,343

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Florida (continued)			Indiana - 1.30%
County of Miami-Dade FL Aviation			Indiana Finance Authority
Revenue (credit support from AGC)			5.00%, 10/01/2044	$700	$765
5.25%, 10/01/2033(b)	$2,000	$2,192	5.38%, 11/01/2032	1,000	1,101
Escambia County Health Facilities			Indiana Municipal Power Agency
Authority (credit support from AMBAC)			6.00%, 01/01/2039	1,000	1,135
5.95%, 07/01/2020(b)	65	69	Town of Shoals IN
Miami-Dade County Educational Facilities			7.25%, 11/01/2043	700	786
Authority (credit support from BHAC-CR)					$3,787
5.50%, 04/01/2038(b)	1,000	1,009
Orange County Industrial Development			Iowa- 2.23%
Authority/FL			City of Altoona IA (credit support from CITY
8.00%, 07/01/2036(a)	1,000	1,029	APPROP)
			5.75%, 06/01/2031(b)	1,200	1,293
School Board of Miami-Dade
County/The (credit support from AGC)			Iowa Finance Authority
5.25%, 05/01/2028(b)	2,000	2,202	5.00%, 12/01/2019	5,000	5,232
		$9,037			$6,525

Georgia - 0.41%			Kansas - 0.39%
City of Atlanta GA Water & Wastewater			Kansas Development Finance Authority
Revenue			5.50%, 11/15/2029	1,000	1,153
6.00%, 11/01/2027	1,000	1,188
			Kentucky - 2.08%
Idaho- 0.87%			Kentucky Economic Development Finance
Idaho Health Facilities Authority			Authority
6.65%, 02/15/2021	2,000	2,546	5.38%, 08/15/2024	1,000	1,096
			5.63%, 08/15/2027	1,000	1,098
			Kentucky Economic Development Finance
Illinois - 13.22%			Authority (credit support from AGC)
Chicago O'Hare International Airport			6.00%, 12/01/2033(b)	1,000	1,089
5.00%, 01/01/2033	2,000	2,319	Kentucky State Property & Building
City of Chicago IL			Commission (credit support from AGC)
5.25%, 01/01/2029	2,000	2,044	5.25%, 02/01/2025(b)	1,000	1,123
5.25%, 01/01/2032	1,155	1,163	Paducah Electric Plant Board (credit support
7.13%, 03/15/2022	400	400	from AGC)
7.46%, 02/15/2026	700	491	5.25%, 10/01/2035(b)	1,500	1,653
City of Chicago IL (credit support from AGC)					$6,059
5.25%, 01/01/2025(b)	2,000	2,097
City of Chicago IL Wastewater Transmission			Louisiana - 3.08%
Revenue			Lafayette Public Trust Financing
5.00%, 01/01/2032	1,000	1,112	Authority (credit support from AGM)
			5.25%, 10/01/2030(b)	1,000	1,146
5.00%, 01/01/2033	2,000	2,217
City of Chicago IL Wastewater Transmission			Louisiana Public Facilities Authority
Revenue (credit support from BHAC)			8.00%, 07/01/2039	1,000	810
5.50%, 01/01/2038(b)	1,000	1,068	8.38%, 07/01/2039	600	486
City of Chicago IL Waterworks Revenue			Louisiana Public Facilities Authority (credit
5.00%, 11/01/2028	1,000	1,116	support from FNMA)
			0.00%, 12/01/2019(b),(d)	1,500	1,430
Gilberts Special Service Area No 24/IL
5.38%, 03/01/2034	312	273	New Orleans Aviation Board (credit support
			from AGC)
Huntley Special Service Area No			6.00%, 01/01/2023(b)	1,000	1,135
10/IL (credit support from AGC)
5.10%, 03/01/2029(b)	1,000	1,037	Parish of St John the Baptist LA
Illinois Finance Authority			5.13%, 06/01/2037	4,000	3,968
5.38%, 08/15/2024	500	563			$8,975
5.50%, 08/01/2037	1,000	1,073	Maryland - 0.40%
5.75%, 08/15/2030	1,050	1,220	Maryland Economic Development Corp
5.75%, 11/15/2037	1,500	1,633	5.75%, 06/01/2035	545	596
6.00%, 03/01/2038	1,540	1,717	Maryland Health & Higher Educational
6.25%, 11/15/2035	1,000	1,160	Facilities Authority
6.50%, 11/01/2038	1,000	1,154	6.00%, 07/01/2041	500	585
7.00%, 02/15/2018	300	319			$1,181
7.25%, 11/01/2038	1,000	1,174
Illinois State Toll Highway Authority			Massachusetts - 3.04%
5.00%, 12/01/2032	4,500	5,378	Massachusetts Bay Transportation Authority
5.00%, 01/01/2040	2,000	2,308	5.25%, 07/01/2028	2,000	2,628
5.25%, 01/01/2030	1,000	1,132	Massachusetts Development Finance Agency
State of Illinois			5.75%, 12/01/2042	1,000	1,156
5.50%, 07/01/2027	3,410	3,920	Massachusetts Educational Financing
United City of Yorkville IL			Authority
5.75%, 03/01/2028	500	508	4.90%, 07/01/2028	2,785	2,926
Village of Pingree Grove IL Special Service			Massachusetts Health & Educational Facilities
Area No 7			Authority (credit support from GO OF UNIV)
6.00%, 03/01/2036	21	21	5.00%, 07/01/2038(b)	1,000	1,063
		$38,617

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Massachusetts (continued)			New York (continued)
Massachusetts State College Building			New York City Industrial Development
Authority (credit support from ST APPROP)			Agency (credit support from AGC)
5.50%, 05/01/2039(b)	$1,000	$1,125	6.13%, 01/01/2029(b)	$1,000	$1,127
		$8,898	New York City Transitional Finance Authority
			Building Aid Revenue (credit support from
Michigan - 1.37%			ST AID WITHHLDG)
City of Detroit MI Sewage Disposal System			5.25%, 01/15/2039(b)	2,145	2,386
Revenue (credit support from AGM)
7.00%, 07/01/2027(b)	1,500	1,750	New York Liberty Development Corp
			5.00%, 11/15/2031	1,000	1,159
Wayne County Airport Authority			5.00%, 09/15/2040	1,000	1,163
5.00%, 12/01/2045	2,000	2,239	5.25%, 10/01/2035	3,585	4,425
		$3,989	New York Liberty Development Corp (credit
Minnesota - 0.58%			support from GO OF AUTH)
City of Minneapolis MN			5.00%, 12/15/2041(b)	1,000	1,137
6.75%, 11/15/2032	500	580	New York State Dormitory Authority (credit
City of Minneapolis MN (credit support from			support from AGC ST AID WITHHLDG)
AGC)			5.00%, 10/01/2023(b)	2,000	2,249
6.50%, 11/15/2038(b)	165	190	Tompkins County Development Corp
6.50%, 11/15/2038(b)	835	947	5.00%, 07/01/2027	1,115	1,223
		$1,717			$24,085

Missouri - 0.65%			North Carolina - 1.35%
City of St Louis MO Airport Revenue (credit			City of Raleigh NC Combined Enterprise
support from NATL)			System Revenue
5.50%, 07/01/2028(b)	1,500	1,896	5.00%, 03/01/2031	1,000	1,153
			North Carolina Medical Care Commission
			5.00%, 07/01/2045	1,200	1,253
Nebraska - 1.13%			5.25%, 10/01/2037	1,500	1,557
Municipal Energy Agency of Nebraska (credit					$3,963
support from BHAC)
5.13%, 04/01/2029(b)	1,000	1,116	Ohio- 2.25%
Omaha Public Power District			American Municipal Power Inc
5.50%, 02/01/2039	1,000	1,095	5.25%, 02/15/2033	2,575	2,995
University of Nebraska			City of Cincinnati OH
5.25%, 07/01/2039	1,000	1,105	5.00%, 12/01/2032	815	963
		$3,316	Ohio Air Quality Development Authority
			5.63%, 06/01/2018	1,000	1,073
Nevada - 0.38%			Ohio Housing Finance Agency (credit support
County of Clark NV			from GNMA/FNMA/FHLMC)
5.13%, 07/01/2034	1,000	1,118	5.20%, 09/01/2029(b)	475	501
			Ohio Water Development Authority
New Hampshire - 0.37%			4.00%, 01/01/2034	1,000	1,037
City of Manchester NH General Airport					$6,569
Revenue (credit support from AGM)			Oklahoma - 0.27%
5.13%, 01/01/2030(b)	1,000	1,068
			Tulsa Airports Improvement Trust
			5.00%, 06/01/2035	700	782
New Jersey - 2.96%
Casino Reinvestment Development Authority			Pennsylvania - 2.07%
5.25%, 11/01/2039	750	781	Allegheny County Industrial Development
New Jersey Economic Development			Authority
Authority			6.00%, 07/15/2038	1,000	1,067
5.00%, 09/01/2034	1,000	1,144	City of Scranton PA
5.75%, 04/01/2031	1,005	1,174	8.50%, 09/01/2022	600	631
5.75%, 06/01/2031	550	620	Pennsylvania Economic Development
New Jersey Housing & Mortgage Finance			Financing Authority
Agency			6.00%, 06/01/2031	500	500
6.38%, 10/01/2028	225	233	Pennsylvania Turnpike Commission
New Jersey Transportation Trust Fund			5.00%, 12/01/2045	2,000	2,275
Authority			5.75%, 12/01/2028	800	959
5.25%, 06/15/2032	2,000	2,209	6.00%, 12/01/2034	500	592
5.25%, 06/15/2034	2,250	2,470			$6,024
		$8,631
			South Carolina - 1.93%
New York - 8.26%			South Carolina Jobs-Economic Development
Brooklyn Arena Local Development Corp			Authority (credit support from AGC)
6.38%, 07/15/2043	1,400	1,629	5.38%, 02/01/2029(b)	1,000	1,101
Hudson Yards Infrastructure Corp			South Carolina State Public Service
5.75%, 02/15/2047	2,500	2,911	Authority
Metropolitan Transportation Authority			5.25%, 12/01/2055	4,000	4,539
5.00%, 11/15/2034	1,390	1,656			$5,640
5.00%, 11/15/2036	1,100	1,298
5.25%, 11/15/2030	1,500	1,722

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2016 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Tennessee - 0.17%			Washington (continued)
Shelby County Health Educational & Housing			Washington Higher Education Facilities
Facilities Board			Authority
5.63%, 09/01/2026	$500	$508	5.63%, 10/01/2040	$1,000		$1,077
						$6,070

Texas- 7.08%			West Virginia - 0.56%
Capital Area Cultural Education Facilities			County of Ohio WV
Finance Corp			5.85%, 06/01/2034	250		256
6.13%, 04/01/2045	1,000	1,151	West Virginia Hospital Finance Authority
Central Texas Turnpike System			5.50%, 06/01/2034	1,250		1,387
5.00%, 08/15/2031	1,285	1,487				$1,643
City of Houston TX Airport System Revenue
5.00%, 07/01/2029	2,000	2,176	Wisconsin - 3.07%
			City of Superior WI (credit support from GO
Gregg County Health Facilities Development			OF CORP)
Corp			5.38%, 11/01/2021(b)	750		799
5.00%, 10/01/2016	600	606
Harris County Industrial Development Corp			County of Milwaukee WI Airport
5.00%, 02/01/2023	400	443	Revenue (credit support from AGM)
			5.25%, 12/01/2025(b)	4,000		4,156
Harris County-Houston Sports Authority
5.00%, 11/15/2030	3,000	3,535	Public Finance Authority
New Hope Cultural Education Facilities Corp			5.25%, 04/01/2030	1,400		1,461
5.00%, 07/01/2047	3,000	3,175	State of Wisconsin (credit support from ST
			APPROP)
North Texas Health Facilities Development			5.38%, 05/01/2025(b)	1,000		1,140
Corp (credit support from AGM)
5.00%, 09/01/2024(b)	1,000	1,061	Wisconsin Health & Educational Facilities
North Texas Tollway Authority			Authority
5.00%, 01/01/2045	1,000	1,148	6.38%, 02/15/2029	500		582
5.63%, 01/01/2033	615	663	6.63%, 02/15/2039	720		844
5.63%, 01/01/2033	385	421				$8,982
5.75%, 01/01/2033	1,130	1,238	TOTAL MUNICIPAL BONDS			$288,238
Sea Breeze Public Facility Corp			Total Investments			$289,775
6.50%, 01/01/2046	100	102	Liability for Floating Rate Notes Issued in Conjunction with
Tarrant County Cultural Education Facilities			Securities Held - (2.61)%
Finance Corp (credit support from AGC)			Notes with an interest rate of 0.02% at January	$(7,621	) $	(7,621)
6.25%, 07/01/2028(b)	1,000	1,132	31, 2016 and contractual maturity of collateral
Texas A&M University			from 2017-2020.(f)
5.00%, 05/15/2027	1,000	1,131	Total Net Investments			$282,154
Texas Private Activity Bond Surface			Other Assets in Excess of Liabilities, Net - 3.43%			$10,012
Transportation Corp			TOTAL NET ASSETS - 100.00%			$292,166
7.00%, 12/31/2038	1,000	1,258
		$20,727
			(a)	Security exempt from registration under Rule 144A of the Securities Act of
Virgin Islands - 0.25%			1933. These securities may be resold in transactions exempt from
Virgin Islands Public Finance Authority			registration, normally to qualified institutional buyers. At the end of the
5.00%, 10/01/2025	650	725	period, the value of these securities totaled $10,004 or 3.42% of net assets.
			(b)	Credit support indicates investments that benefit from credit enhancement
Virginia - 1.82%			or liquidity support provided by a third party bank, institution, or
County of Botetourt VA			government agency.
6.00%, 07/01/2034	1,000	1,052	(c)	Security or portion of underlying security related to Inverse Floaters
6.00%, 07/01/2044	1,000	1,044	entered into by the Fund. See Notes to Financial Statements for additional
Fairfax County Industrial Development			information.
Authority			(d) Non-Income Producing Security
5.00%, 05/15/2035(c)	700	803	(e) Security purchased on a when-issued basis.
Roanoke Economic Development Authority			(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
6.63%, 12/01/2044	1,295	1,451	effect at January 31, 2016.
Shops at White Oak Village Community
Development Authority/The
5.30%, 03/01/2017	100	103	Portfolio Summary (unaudited)
Washington County Industrial Development			Sector			Percent
Authority/VA
7.50%, 07/01/2029	750	860	Revenue Bonds			62.15%
			Insured			18.99%
		$5,313	Prerefunded			9.61%
Washington - 2.07%			General Obligation Unlimited			6.58%
FYI Properties			Government			0.52%
5.50%, 06/01/2039	1,000	1,124	Special Assessment			0.44%
State of Washington			Tax Allocation			0.32%
6.40%, 06/01/2017	1,520	1,585	Certificate Participation			0.31%
Washington Health Care Facilities Authority			Special Tax			0.26%
7.38%, 03/01/2038	1,000	1,196	Liability For Floating Rate Notes Issued			(2.61)%
Washington Health Care Facilities			Other Assets in Excess of Liabilities, Net			3.43%
Authority (credit support from AGM)			TOTAL NET ASSETS			100.00%
5.50%, 08/15/2038(b)	1,000	1,088

See accompanying notes

Glossary to the Schedule of Investments
January 31, 2016 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Rouble
SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

At January 31, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
California Municipal Fund*	$22,245	$(65)	$22,180	$234,294
Core Plus Bond Fund	44,261	(110,973)	(66,712)	4,740,353
Diversified International Fund	617,167	(501,208)	115,959	5,765,842
Equity Income Fund	1,580,698	(249,732)	1,330,966	3,661,325
Global Diversified Income Fund	280,063	(997,757)	(717,694)	10,863,501
Global Real Estate Securities Fund	218,290	(189,001)	29,289	2,852,479
Government & High Quality Bond Fund	29,761	(30,972)	(1,211)	1,566,429
High Yield Fund	24,393	(457,553)	(433,160)	3,438,390
High Yield Fund I	5,055	(98,570)	(93,515)	894,623
Income Fund	80,172	(138,281)	(58,109)	3,139,619
Inflation Protection Fund	233	(38,891)	(38,658)	1,712,312
International Emerging Markets Fund	46,157	(138,345)	(92,188)	1,173,939
International Fund I	34,531	(26,505)	8,026	359,898
LargeCap Growth Fund	566,690	(97,205)	469,485	2,163,643
LargeCap Growth Fund I	1,444,496	(321,684)	1,122,812	5,568,964
LargeCap Growth Fund II	40,287	(28,667)	11,620	559,355
LargeCap S&P 500 Index Fund	1,491,367	(229,281)	1,262,086	3,330,811
LargeCap Value Fund	170,378	(133,392)	36,986	2,235,374
LargeCap Value Fund III	135,104	(142,525)	(7,421)	1,750,847
MidCap Fund	1,928,826	(765,592)	1,163,234	8,842,184
MidCap Growth Fund	8,250	(13,226)	(4,976)	127,101
MidCap Growth Fund III	98,104	(105,624)	(7,520)	1,211,075
MidCap S&P 400 Index Fund	230,367	(134,602)	95,765	970,960
MidCap Value Fund I	50,049	(162,418)	(112,369)	1,542,186
MidCap Value Fund III	99,402	(84,107)	15,295	945,524
Money Market Fund	—	—	—	1,047,274
Overseas Fund	160,845	(421,382)	(260,537)	2,626,239
Principal Capital Appreciation Fund	908,120	(48,392)	859,728	1,563,535
Principal LifeTime 2010 Fund	65,957	(54,033)	11,924	1,255,430
Principal LifeTime 2015 Fund	71,812	(22,649)	49,163	724,065
Principal LifeTime 2020 Fund	349,551	(338,918)	10,633	5,780,656
Principal LifeTime 2025 Fund	106,497	(83,431)	23,066	1,468,291
Principal LifeTime 2030 Fund	415,138	(425,998)	(10,860)	6,237,904
Principal LifeTime 2035 Fund	100,198	(65,528)	34,670	1,095,969
Principal LifeTime 2040 Fund	377,780	(282,134)	95,646	3,994,631
Principal LifeTime 2045 Fund	52,559	(51,598)	961	712,774
Principal LifeTime 2050 Fund	182,282	(168,228)	14,054	2,112,056
Principal LifeTime 2055 Fund	8,794	(21,990)	(13,196)	233,209
Principal LifeTime 2060 Fund	142	(16,484)	(16,342)	126,339
Principal LifeTime Hybrid 2015 Fund	3	(496)	(493)	8,922
Principal LifeTime Hybrid 2020 Fund	23	(1,811)	(1,788)	30,306
Principal LifeTime Hybrid 2025 Fund	7	(300)	(293)	4,939
Principal LifeTime Hybrid 2030 Fund	10	(2,160)	(2,150)	29,980
Principal LifeTime Hybrid 2035 Fund	4	(358)	(354)	4,910
Principal LifeTime Hybrid 2040 Fund	5	(1,311)	(1,306)	16,048
Principal LifeTime Hybrid 2045 Fund	1	(231)	(230)	2,622
Principal LifeTime Hybrid 2050 Fund	—	(764)	(764)	8,622
Principal LifeTime Hybrid 2055 Fund	—	(45)	(45)	512
Principal LifeTime Hybrid 2060 Fund	—	(16)	(16)	211
Principal LifeTime Hybrid Income Fund	2	(108)	(106)	3,266
Principal LifeTime Strategic Income Fund	28,612	(19,522)	9,090	669,881
Real Estate Securities Fund	547,735	(57,630)	490,105	1,879,203
SAM Balanced Portfolio	480,686	(171,328)	309,358	4,266,215
SAM Conservative Balanced Portfolio	106,914	(59,542)	47,372	1,593,276
SAM Conservative Growth Portfolio	369,344	(150,899)	218,445	2,708,286
SAM Flexible Income Portfolio	79,999	(88,180)	(8,181)	2,214,106
SAM Strategic Growth Portfolio	233,007	(135,548)	97,459	1,664,930
Short-Term Income Fund	16,762	(31,322)	(14,560)	2,887,275
SmallCap Fund	87,635	(62,813)	24,822	514,636
SmallCap Growth Fund I	170,604	(198,718)	(28,114)	1,437,874
SmallCap S&P 600 Index Fund	204,370	(146,818)	57,552	979,048
SmallCap Value Fund II	145,351	(146,497)	(1,146)	1,188,432
Tax-Exempt Bond Fund*	23,383	(516)	22,867	259,287

*The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation

Bond & Mortgage Securities Fund, California Municipal Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of January 31, 2016, there were no significant transfers into or out of Level 3.

The table below shows the amounts that were transferred from Level 1 to Level 2 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

SmallCap Value Fund II $ 16,044

The table below shows the amounts that were transferred from Level 2 to Level 1 due the resumption of trading for previous thinly traded securities:

SmallCap Value Fund II $ 360,451

The following is a summary of the inputs used as of January 31, 2016 in valuing the Funds' securities carried at value (amounts shown

in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Municipal Bonds*	$—	$267,219	$—	$267,219
Total investments in securities $	—	$267,219	$—	$267,219
Core Plus Bond Fund
Bonds*	$—	$2,696,537	$3,699	$2,700,236
Convertible Bonds*	—	1,780	—	1,780
Investment Companies*	265,320	—	—	265,320
Preferred Stocks
Communications	1,326	—	—	1,326
Financial	13,806	3,524	—	17,330
Utilities	1,331	—	—	1,331
Senior Floating Rate Interests*	—	137,972	—	137,972
U.S. Government & Government Agency Obligations*	—	1,548,346	—	1,548,346
Total investments in securities $	281,783	$4,388,159	$3,699	$4,673,641
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$2,263	$—	$2,263
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$467	$—	$467
Interest Rate Contracts**
Futures	$3,424	$—	$—	$3,424
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(110)	$—	$(110)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(84)	$—	$(84)
Interest Rate Contracts**
Futures	$(560)	$—	$—	$(560)

Diversified International Fund
Common Stocks
Basic Materials	$—	$135,711	$—	$135,711
Communications	17,503	697,762	—	715,265
Consumer, Cyclical	234,175	808,740	—	1,042,915
Consumer, Non-cyclical	154,729	831,622	—	986,351
Energy	155,337	177,778	—	333,115
Financial	322,664	1,040,555	—	1,363,219
Industrial	82,802	499,593	—	582,395
Technology	—	299,613	—	299,613
Utilities	—	193,928	—	193,928
Investment Companies*	218,447	—	—	218,447
Preferred Stocks
Basic Materials	—	10,842	—	10,842
Total investments in securities $	1,185,657	$4,696,144	$—	$5,881,801

Equity Income Fund
Common Stocks*	$4,913,106	$—	$—	$4,913,106
Investment Companies*	79,185	—	—	79,185
Total investments in securities $	4,992,291	$—	$—	$4,992,291

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Diversified Income Fund
Bonds*		$—	$6,767,026	$72,899	$6,839,925
Common Stocks
Basic Materials		5,063	7,262	—	12,325
Communications		114,049	58,801	9	172,859
Consumer, Cyclical		2,736	32,639	—	35,375
Consumer, Non-cyclical		114,475	78,738	—	193,213
Diversified		—	5,769	—	5,769
Energy		393,540	25,597	—	419,137
Financial		363,154	241,031	—	604,185
Government		477	—	—	477
Industrial		40,817	39,121	55	79,993
Technology		38,804	4,792	—	43,596
Utilities		348,775	99,093	—	447,868
Convertible Bonds*		—	969	1,862	2,831
Convertible Preferred Stocks
Financial		4,573	—	—	4,573
Credit Linked Structured Notes*		—	4,057	2,426	6,483
Investment Companies*		275,771	—	—	275,771
Preferred Stocks
Communications		18,309	14,328	—	32,637
Consumer, Non-cyclical		—	1,019	—	1,019
Financial		141,275	22,575	—	163,850
Industrial		15,983	—	120	16,103
Utilities		11,602	—	—	11,602
Senior Floating Rate Interests*		—	767,621	8,595	776,216
	Total investments in securities $	1,889,403	$8,170,438	$85,966	$10,145,807
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$5,308	$—	$5,308
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(6,219)	$—	$(6,219)
Equity Contracts**
Options		$(24,577)	$—	$—	$(24,577)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(695)	$—	$(695)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$10,082	$37,440	$—	$47,522
Diversified		—	24,006	—	24,006
Financial		1,572,020	1,158,305	—	2,730,325
Industrial		—	8,728	—	8,728
Technology		1,399	—	—	1,399
Investment Companies*		69,788	—	—	69,788
	Total investments in securities $	1,653,289	$1,228,479	$—	$2,881,768

Government & High Quality Bond Fund
Bonds*		$—	$489,137	$—	$489,137
Investment Companies*		29,268	—	—	29,268
U.S. Government & Government Agency Obligations*		—	1,046,813	—	1,046,813
	Total investments in securities $	29,268	$1,535,950	$—	$1,565,218

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

High Yield Fund
Bonds*		$—	$2,706,503	$1	$2,706,504
Common Stocks
Consumer, Non-cyclical		—	—	488	488
Energy		—	—	—	—
Technology		—	—	—	—
Convertible Bonds*		—	20,662	—	20,662
Investment Companies*		54,260	—	—	54,260
Senior Floating Rate Interests*		—	223,316	—	223,316
	Total investments in securities $	54,260	$2,950,481	$489	$3,005,230
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$167	$—	$167

High Yield Fund I
Bonds*		$—	$705,764	$190	$705,954
Common Stocks
Communications		284	—	—	284
Consumer, Cyclical		—	25	—	25
Industrial		—	—	—	—
Utilities		178	—	160	338
Convertible Bonds*		—	205	497	702
Investment Companies*		28,973	—	—	28,973
Preferred Stocks
Financial		—	1,525	—	1,525
Industrial		—	—	—	—
Senior Floating Rate Interests*		—	63,307	—	63,307
	Total investments in securities $	29,435	$770,826	$847	$801,108

Income Fund
Bonds*		$—	$1,894,488	$15,065	$1,909,553
Common Stocks
Financial		—	—	3	3
Industrial		—	—	—	—
Technology		—	—	—	—
Investment Companies*		98,144	—	—	98,144
Senior Floating Rate Interests*		—	4,589	—	4,589
U.S. Government & Government Agency Obligations*		—	1,069,221	—	1,069,221
	Total investments in securities $	98,144	$2,968,298	$15,068	$3,081,510

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Inflation Protection Fund
Bonds*	$—	$76,334	$118	$76,452
Investment Companies*	40,061	—	—	40,061
U.S. Government & Government Agency Obligations*	—	1,548,192	—	1,548,192
Purchased Interest Rate Swaptions	—	3,333	—	3,333
Purchased Capped Options	—	17	—	17
Purchased Options	1,872	3,727	—	5,599
Total investments in securities $	41,933	$1,631,603	$118	$1,673,654
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$4,620	$—	$4,620
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$1,153	$—	$1,153
Futures	512	—	—	512
Interest Rate Swaps	—	134	—	134
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(3,972)	$—	$(3,972)
Written Options	—	(2,405)	—	(2,405)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(4,873)	$—	$(4,873)
Futures	(2,766)	—	—	(2,766)
Interest Rate Swaps	—	(331)	—	(331)
Interest Rate Swaptions	—	(1,892)	—	(1,892)

International Emerging Markets Fund
Common Stocks
Basic Materials	$4,563	$27,819	$—	$32,382
Communications	34,488	148,232	—	182,720
Consumer, Cyclical	15,762	131,317	—	147,079
Consumer, Non-cyclical	45,351	55,730	—	101,081
Diversified	—	9,356	—	9,356
Energy	26,412	84,997	—	111,409
Financial	35,857	190,353	—	226,210
Industrial	23,944	34,044	—	57,988
Technology	37,143	108,977	—	146,120
Utilities	—	27,361	—	27,361
Investment Companies*	20,051	—	—	20,051
Preferred Stocks
Basic Materials	—	5,062	—	5,062
Communications	—	678	—	678
Diversified	14,254	—	—	14,254
Total investments in securities $	257,825	$823,926	$—	$1,081,751

International Fund I
Common Stocks
Basic Materials	$—	$20,118	$—	$20,118
Communications	—	23,183	—	23,183
Consumer, Cyclical	8,990	87,075	—	96,065
Consumer, Non-cyclical	2,246	38,298	—	40,544
Energy	—	6,725	—	6,725
Financial	758	61,739	—	62,497
Industrial	4,498	45,668	—	50,166
Technology	21,745	32,053	—	53,798
Utilities	—	5,680	—	5,680
Investment Companies*	9,148	—	—	9,148
Total investments in securities $	47,385	$320,539	$—	$367,924
Assets
Equity Contracts**
Futures	$176	$—	$—	$176

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund
Common Stocks*		$2,539,602	$—	$—	$2,539,602
Investment Companies*		93,526	—	—	93,526
	Total investments in securities $	2,633,128	$—	$—	$2,633,128

LargeCap Growth Fund I
Common Stocks
Basic Materials		$113,622	$—	$—	$113,622
Communications		1,406,529	—	1,477	1,408,006
Consumer, Cyclical		943,574	—	—	943,574
Consumer, Non-cyclical		1,871,419	—	—	1,871,419
Diversified		94	—	—	94
Energy		18,256	—	—	18,256
Financial		586,156	—	—	586,156
Industrial		628,774	—	—	628,774
Technology		902,746	—	—	902,746
Utilities		405	—	—	405
Convertible Preferred Stocks
Communications		—	2,733	27,181	29,914
Investment Companies*		175,132	—	—	175,132
Preferred Stocks
Communications		—	4,820	4,970	9,790
Technology		—	3,888	—	3,888
	Total investments in securities $	6,646,707	$11,441	$33,628	$6,691,776

Liabilities
Equity Contracts**
Futures		$(7,860)	$—	$—	$(7,860)

LargeCap Growth Fund II
Common Stocks*		$547,446	$—	$—	$547,446
Investment Companies*		23,529	—	—	23,529
	Total investments in securities $	570,975	$—	$—	$570,975

Assets
Equity Contracts**
Futures		$755	$—	$—	$755

LargeCap S&P 500 Index Fund
Common Stocks*		$4,507,085	$—	$—	$4,507,085
Investment Companies*		85,812	—	—	85,812
	Total investments in securities $	4,592,897	$—	$—	$4,592,897
Liabilities
Equity Contracts**
Futures		$(1,948)	$—	$—	$(1,948)

LargeCap Value Fund
Common Stocks*		$2,234,193	$—	$—	$2,234,193
Investment Companies*		38,167	—	—	38,167
	Total investments in securities $	2,272,360	$—	$—	$2,272,360

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Value Fund III
Common Stocks*		$1,672,299	$—	$—	$1,672,299
Investment Companies*		71,127	—	—	71,127
	Total investments in securities $	1,743,426	$—	$—	$1,743,426

Liabilities

Equity Contracts**
Futures		$(2,388)	$—	$—	$(2,388)

MidCap Fund
Common Stocks*		$9,979,701	$—	$—	$9,979,701
Investment Companies*		25,717	—	—	25,717
	Total investments in securities $	10,005,418	$—	$—	$10,005,418

MidCap Growth Fund
Common Stocks*		$117,350	$—	$—	$117,350
Investment Companies*		4,775	—	—	4,775
	Total investments in securities $	122,125	$—	$—	$122,125

MidCap Growth Fund III
Common Stocks*		$1,144,803	$—	$—	$1,144,803
Investment Companies*		58,752	—	—	58,752
	Total investments in securities $	1,203,555	$—	$—	$1,203,555
Assets
Equity Contracts**
Futures		$5	$—	$—	$5

MidCap S&P 400 Index Fund
Common Stocks*		$1,047,786	$—	$—	$1,047,786
Investment Companies*		18,939	—	—	18,939
	Total investments in securities $	1,066,725	$—	$—	$1,066,725
Assets
Equity Contracts**
Futures		$680	$—	$—	$680

MidCap Value Fund I
Common Stocks*		$1,371,342	$—	$—	$1,371,342
Investment Companies*		58,475	—	—	58,475
	Total investments in securities $	1,429,817	$—	$—	$1,429,817
Assets
Equity Contracts**
Futures		$250	$—	$—	$250

MidCap Value Fund III
Common Stocks*		$918,703	$—	$—	$918,703
Investment Companies*		42,116	—	—	42,116
	Total investments in securities $	960,819	$—	$—	$960,819
Liabilities
Equity Contracts**
Futures		$(1,710)	$—	$—	$(1,710)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Money Market Fund
Bonds*		$—	$95,765	$—	$95,765
Certificate of Deposit*		—	43,300	—	43,300
Commercial Paper*		—	741,862	—	741,862
Investment Companies*		55,310	—	—	55,310
Municipal Bonds*		—	52,037	—	52,037
Repurchase Agreements*		—	59,000	—	59,000
	Total investments in securities $	55,310	$991,964	$—	$1,047,274

Overseas Fund
Common Stocks
Basic Materials		$—	$132,680	$—	$132,680
Communications		—	153,608	—	153,608
Consumer, Cyclical		6,569	195,254	—	201,823
Consumer, Non-cyclical		38,967	448,855	—	487,822
Diversified		—	11,654	—	11,654
Energy		22,255	138,960	—	161,215
Financial		123	538,751	—	538,874
Industrial		26,988	366,684	—	393,672
Technology		—	67,642	—	67,642
Utilities		—	111,392	—	111,392
Investment Companies*		71,037	—	—	71,037
Preferred Stocks
Consumer, Cyclical		—	34,283	—	34,283
	Total investments in securities $	165,939	$2,199,763	$—	$2,365,702
Assets
Equity Contracts**
Futures		$94	$—	$—	$94

Principal Capital Appreciation Fund
Common Stocks*		$2,387,253	$—	$—	$2,387,253
Investment Companies*		36,010	—	—	36,010
	Total investments in securities $	2,423,263	$—	$—	$2,423,263

Principal LifeTime 2010 Fund
Investment Companies*		$1,267,354	$—	$—	$1,267,354
	Total investments in securities $	1,267,354	$—	$—	$1,267,354

Principal LifeTime 2015 Fund
Investment Companies*		$773,228	$—	$—	$773,228
	Total investments in securities $	773,228	$—	$—	$773,228

Principal LifeTime 2020 Fund
Investment Companies*		$5,791,289	$—	$—	$5,791,289
	Total investments in securities $	5,791,289	$—	$—	$5,791,289

Principal LifeTime 2025 Fund
Investment Companies*		$1,491,357	$—	$—	$1,491,357
	Total investments in securities $	1,491,357	$—	$—	$1,491,357

Principal LifeTime 2030 Fund
Investment Companies*		$6,227,044	$—	$—	$6,227,044
	Total investments in securities $	6,227,044	$—	$—	$6,227,044

Principal LifeTime 2035 Fund
Investment Companies*		$1,130,639	$—	$—	$1,130,639
	Total investments in securities $	1,130,639	$—	$—	$1,130,639

Principal LifeTime 2040 Fund
Investment Companies*		$4,090,277	$—	$—	$4,090,277
	Total investments in securities $	4,090,277	$—	$—	$4,090,277

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2045 Fund
Investment Companies*		$713,735	$—	$—	$713,735
	Total investments in securities $	713,735	$—	$—	$713,735

Principal LifeTime 2050 Fund
Investment Companies*		$2,126,110	$—	$—	$2,126,110
	Total investments in securities $	2,126,110	$—	$—	$2,126,110

Principal LifeTime 2055 Fund
Investment Companies*		$220,013	$—	$—	$220,013
	Total investments in securities $	220,013	$—	$—	$220,013

Principal LifeTime 2060 Fund
Investment Companies*		$109,997	$—	$—	$109,997
	Total investments in securities $	109,997	$—	$—	$109,997

Principal LifeTime Hybrid 2015 Fund
Investment Companies*		$8,429	$—	$—	$8,429
	Total investments in securities $	8,429	$—	$—	$8,429

Principal LifeTime Hybrid 2020 Fund
Investment Companies*		$28,518	$—	$—	$28,518
	Total investments in securities $	28,518	$—	$—	$28,518

Principal LifeTime Hybrid 2025 Fund
Investment Companies*		$4,646	$—	$—	$4,646
	Total investments in securities $	4,646	$—	$—	$4,646

Principal LifeTime Hybrid 2030 Fund
Investment Companies*		$27,830	$—	$—	$27,830
	Total investments in securities $	27,830	$—	$—	$27,830

Principal LifeTime Hybrid 2035 Fund
Investment Companies*		$4,556	$—	$—	$4,556
	Total investments in securities $	4,556	$—	$—	$4,556

Principal LifeTime Hybrid 2040 Fund
Investment Companies*		$14,742	$—	$—	$14,742
	Total investments in securities $	14,742	$—	$—	$14,742

Principal LifeTime Hybrid 2045 Fund
Investment Companies*		$2,392	$—	$—	$2,392
	Total investments in securities $	2,392	$—	$—	$2,392

Principal LifeTime Hybrid 2050 Fund
Investment Companies*		$7,858	$—	$—	$7,858
	Total investments in securities $	7,858	$—	$—	$7,858

Principal LifeTime Hybrid 2055 Fund
Investment Companies*		$467	$—	$—	$467
	Total investments in securities $	467	$—	$—	$467

Principal LifeTime Hybrid 2060 Fund
Investment Companies*		$195	$—	$—	$195
	Total investments in securities $	195	$—	$—	$195

Principal LifeTime Hybrid Income Fund
Investment Companies*		$3,160	$—	$—	$3,160
	Total investments in securities $	3,160	$—	$—	$3,160

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime Strategic Income Fund
Investment Companies*		$678,971	$—	$—	$678,971
	Total investments in securities $	678,971	$—	$—	$678,971

Real Estate Securities Fund
Common Stocks*		$2,303,999	$—	$—	$2,303,999
Investment Companies*		65,309	—	—	65,309
	Total investments in securities $	2,369,308	$—	$—	$2,369,308

SAM Balanced Portfolio
Investment Companies*		$4,575,573	$—	$—	$4,575,573
	Total investments in securities $	4,575,573	$—	$—	$4,575,573

SAM Conservative Balanced Portfolio
Investment Companies*		$1,640,648	$—	$—	$1,640,648
	Total investments in securities $	1,640,648	$—	$—	$1,640,648

SAM Conservative Growth Portfolio
Investment Companies*		$2,926,731	$—	$—	$2,926,731
	Total investments in securities $	2,926,731	$—	$—	$2,926,731

SAM Flexible Income Portfolio
Investment Companies*		$2,205,925	$—	$—	$2,205,925
	Total investments in securities $	2,205,925	$—	$—	$2,205,925

SAM Strategic Growth Portfolio
Investment Companies*		$1,762,389	$—	$—	$1,762,389
	Total investments in securities $	1,762,389	$—	$—	$1,762,389

Short-Term Income Fund
Bonds*		$—	$2,823,841	$8,499	$2,832,340
Investment Companies*		39,116	—	—	39,116
U.S. Government & Government Agency Obligations*		—	1,259	—	1,259
	Total investments in securities $	39,116	$2,825,100	$8,499	$2,872,715

SmallCap Fund
Common Stocks
Communications		$27,371	$—	$—	$27,371
Consumer, Cyclical		78,502	—	—	78,502
Consumer, Non-cyclical		121,448	45	—	121,493
Energy		17,149	—	—	17,149
Financial		148,430	—	—	148,430
Industrial		50,326	—	—	50,326
Technology		63,940	—	—	63,940
Utilities		19,454	—	—	19,454
Investment Companies*		12,793	—	—	12,793
	Total investments in securities $	539,413	$45	$—	$539,458

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Fund I
Common Stocks
Basic Materials		$12,342	$—	$—	$12,342
Communications		90,472	—	20	90,492
Consumer, Cyclical		200,459	—	—	200,459
Consumer, Non-cyclical		406,695	235	—	406,930
Diversified		58	—	—	58
Energy		18,979	—	—	18,979
Financial		110,391	7	—	110,398
Industrial		170,227	—	—	170,227
Technology		322,394	—	—	322,394
Utilities		142	—	—	142
Investment Companies*		77,339	—	—	77,339
	Total investments in securities $	1,409,498	$242	$20	$1,409,760
Liabilities
Equity Contracts**
Futures		$(3,626)	$—	$—	$(3,626)
SmallCap S&P 600 Index Fund
Common Stocks*		$1,008,689	$—	$—	$1,008,689
Investment Companies*		27,911	—	—	27,911
	Total investments in securities $	1,036,600	$—	$—	$1,036,600
Assets
Equity Contracts**
Futures		$816	$—	$—	$816

SmallCap Value Fund II
Common Stocks
Basic Materials		$28,014	$—	$—	$28,014
Communications		34,028	—	227	34,255
Consumer, Cyclical		99,967	—	—	99,967
Consumer, Non-cyclical		216,280	15	—	216,295
Diversified		442	—	—	442
Energy		48,167	—	—	48,167
Financial		345,209	11	—	345,220
Government		170	—	—	170
Industrial		153,827	—	—	153,827
Technology		100,882	—	—	100,882
Utilities		70,467	—	—	70,467
Investment Companies*		89,580	—	—	89,580
	Total investments in securities $	1,187,033	$26	$227	$1,187,286
Liabilities
Equity Contracts**
Futures		$(7,723)	$—	$—	$(7,723)

Tax-Exempt Bond Fund
Bonds*		$—	$1,537	$—	$1,537
Municipal Bonds*		—	288,238	—	288,238
	Total investments in securities $	—	$289,775	$—	$289,775

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

The Funds' Schedules of Investments as of January 31, 2016 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 03/17/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 03/17/2016

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 03/17/2016